UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09102
Name of Fund:
iShares, Inc.
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
8/31/2025
Date of reporting period:
2/28/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Core MSCI Emerging Markets ETF
IEMG | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares Core MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Emerging Markets ETF	$4	0.09%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.27)%	8.68%	4.77%	3.61%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Emerging Markets Investable Market Index	(1.01)	8.29	4.89	3.64
Key Fund statistics
Net Assets	$81,289,573,678
Number of Portfolio Holdings	2,765
Portfolio Turnover Rate	4%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	22.6%
Financials	22.1%
Consumer Discretionary	13.9%
Communication Services	9.2%
Industrials	7.8%
Materials	6.4%
Consumer Staples	4.8%
Health Care	4.2%
Energy	4.0%
Utilities	2.6%
Real Estate	2.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	28.1%
Taiwan	19.0%
India	18.2%
South Korea	9.6%
Brazil	4.1%
Saudi Arabia	4.1%
South Africa	3.1%
Mexico	1.8%
Malaysia	1.6%
United Arab Emirates	1.5%
Other#	8.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core MSCI Emerging Markets ETF
Semi-Annual Shareholder Report — February 28, 2025
IEMG-02/25-SAR

iShares Currency Hedged MSCI Emerging Markets ETF
HEEM | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Emerging Markets ETF	$0(a)	0.00%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	4.42%	14.79%	5.83%	4.49%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Emerging Markets 100% Hedged to USD Index	3.30	14.20	6.25	4.93
Key Fund statistics
Net Assets	$156,087,736
Number of Portfolio Holdings	154
Portfolio Turnover Rate	3%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.9%
Short-term Investments	0.0	%(a)
Forward foreign currency exchange contracts, net cumulative appreciation	0.2%
Other assets less liabilities	(0.1)%
Sector allocation (of the underlying fund)(b)
Sector	Percent of Total Investments(c)
Financials	23.8%
Information Technology	23.5%
Consumer Discretionary	14.4%
Communication Services	10.1%
Industrials	6.3%
Materials	5.5%
Consumer Staples	4.6%
Energy	4.3%
Health Care	3.3%
Utilities	2.5%
Real Estate	1.7%
(a)	Rounds to less than 0.1%.
(b)	The underlying fund is iShares MSCI Emerging Markets ETF.
(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Currency Hedged MSCI Emerging Markets ETF
Semi-Annual Shareholder Report — February 28, 2025
HEEM-02/25-SAR

iShares Emerging Markets Equity Factor ETF
EMGF | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares Emerging Markets Equity Factor ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Equity Factor ETF	$12	0.25%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	(0.83)%	8.65%	6.24%	6.47%
S&P Emerging Broad Market Index	1.14	11.25	5.33	6.69
STOXX Emerging Markets Equity Factor Index	(1.51)	8.42	6.94	6.96
Key Fund statistics
Net Assets	$724,173,641
Number of Portfolio Holdings	591
Portfolio Turnover Rate	11%
The inception date of the Fund was December 8, 2015.
The performance of the STOXX Emerging Markets Equity Factor Index in this report reflects the performance of the MSCI Emerging Markets Diversified Multiple Factor Index through February 28, 2023 and, beginning on March 1, 2023, the performance of the STOXX Emerging Markets Equity Factor Index.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	23.4%
Financials	21.8%
Consumer Discretionary	15.2%
Communication Services	9.7%
Industrials	7.8%
Consumer Staples	6.2%
Energy	4.6%
Materials	4.5%
Utilities	3.0%
Health Care	2.6%
Real Estate	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	29.5%
Taiwan	18.8%
India	18.0%
South Korea	10.6%
Brazil	3.8%
Saudi Arabia	2.9%
United Arab Emirates	2.4%
South Africa	2.3%
Mexico	1.7%
Turkey	1.2%
Other#	8.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., S&P Dow Jones Indices LLC, STOXX Ltd., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Emerging Markets Equity Factor ETF
Semi-Annual Shareholder Report — February 28, 2025
EMGF-02/25-SAR

iShares ESG Aware MSCI EM ETF
ESGE | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares ESG Aware MSCI EM ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EM ETF	$13	0.25%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	2.55%	12.04%	3.72%	6.02%
MSCI Emerging Markets Index	0.37	10.07	4.26	6.13
MSCI Emerging Markets Extended ESG Focus Index	1.86	11.74	4.04	6.43
Key Fund statistics
Net Assets	$4,518,113,705
Number of Portfolio Holdings	291
Portfolio Turnover Rate	17%
The inception date of the Fund was June 28, 2016.
The performance of the MSCI Emerging Markets Extended ESG Focus Index in this report reflects the performance of the MSCI Emerging Markets ESG Focus Index through May 31, 2018 and, beginning on June 1, 2018, the performance of the MSCI Emerging Markets Extended ESG Focus Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	29.0%
Information Technology	23.7%
Consumer Discretionary	14.6%
Communication Services	10.8%
Industrials	4.9%
Consumer Staples	4.2%
Materials	3.9%
Energy	3.1%
Health Care	2.8%
Utilities	1.9%
Real Estate	1.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	30.7%
Taiwan	20.2%
India	16.7%
South Korea	9.4%
South Africa	4.0%
Brazil	3.5%
Saudi Arabia	3.0%
Malaysia	2.6%
United Arab Emirates	1.7%
Thailand	1.6%
Other#	6.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware MSCI EM ETF
Semi-Annual Shareholder Report — February 28, 2025
ESGE-02/25-SAR

iShares MSCI Agriculture Producers ETF
VEGI | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Agriculture Producers ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Agriculture Producers ETF	$20	0.39%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.95%	5.04%	9.99%	5.14%
MSCI All Country World Index	4.08	15.06	12.79	9.11
MSCI ACWI Select Agriculture Producers Investable Market Index	1.70	4.76	10.05	5.16
Key Fund statistics
Net Assets	$98,474,389
Number of Portfolio Holdings	134
Portfolio Turnover Rate	8%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Agricultural & Farm Machinery	36.6%
Fertilizers & Agricultural Chemicals	30.7%
Packaged Foods & Meats	17.3%
Agricultural Products & Services	15.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	62.8%
Canada	6.2%
India	4.8%
Norway	4.7%
Japan	3.9%
Saudi Arabia	3.4%
Malaysia	2.3%
China	2.0%
Hong Kong	1.5%
Singapore	1.4%
Other#	7.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Agriculture Producers ETF
Semi-Annual Shareholder Report — February 28, 2025
VEGI-02/25-SAR

iShares MSCI Australia ETF
EWA | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Australia ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Australia ETF	$24	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(5.53)%	4.05%	7.78%	4.60%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Australia Index	(6.18)	4.11	8.16	4.97
Key Fund statistics
Net Assets	$1,380,689,825
Number of Portfolio Holdings	50
Portfolio Turnover Rate	3%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	40.4%
Materials	17.9%
Health Care	9.1%
Consumer Discretionary	7.2%
Industrials	6.0%
Real Estate	5.9%
Consumer Staples	3.8%
Energy	3.7%
Communication Services	2.3%
Information Technology	2.2%
Utilities	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Commonwealth Bank of Australia	14.0%
BHP Group Ltd.	10.5%
CSL Ltd.	6.7%
Westpac Banking Corp.	5.8%
National Australia Bank Ltd.	5.8%
ANZ Group Holdings Ltd.	4.7%
Wesfarmers Ltd.	4.5%
Macquarie Group Ltd.	4.4%
Goodman Group	3.4%
Woodside Energy Group Ltd.	2.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Australia ETF
Semi-Annual Shareholder Report — February 28, 2025
EWA-02/25-SAR

iShares MSCI Austria ETF
EWO | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Austria ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Austria ETF	$25	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.49%	24.97%	10.49%	7.44%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Austria IMI 25/50 Index	5.56	25.14	10.28	7.42
Key Fund statistics
Net Assets	$50,298,314
Number of Portfolio Holdings	23
Portfolio Turnover Rate	15%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	45.3%
Industrials	16.9%
Energy	12.9%
Materials	11.5%
Utilities	7.6%
Real Estate	5.6%
Information Technology	0.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Erste Group Bank AG	20.8%
BAWAG Group AG	12.5%
OMV AG	10.8%
Raiffeisen Bank International AG	4.7%
Verbund AG	4.6%
voestalpine AG	4.6%
Wienerberger AG	4.5%
DO & CO AG	4.4%
ANDRITZ AG	4.4%
Vienna Insurance Group AG Wiener Versicherung Gruppe	3.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Austria ETF
Semi-Annual Shareholder Report — February 28, 2025
EWO-02/25-SAR

iShares MSCI Belgium ETF
EWK | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Belgium ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Belgium ETF	$24	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(2.97)%	9.83%	5.48%	3.64%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Belgium IMI 25/50 Index	(3.07)	9.97	4.15	2.99
Key Fund statistics
Net Assets	$10,809,074
Number of Portfolio Holdings	39
Portfolio Turnover Rate	6%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments
Consumer Staples	26.8%
Health Care	25.8%
Financials	16.6%
Real Estate	10.6%
Materials	7.4%
Industrials	6.1%
Consumer Discretionary	2.3%
Information Technology	1.7%
Communication Services	1.4%
Utilities	1.3%
Ten largest holdings
Security	Percent of Total Investments
Anheuser-Busch InBev SA	22.6%
Argenx SE	15.3%
UCB SA	8.6%
Ageas SA	4.6%
KBC Group NV	4.5%
Groupe Bruxelles Lambert NV	3.8%
Syensqo SA	3.0%
Ackermans & van Haaren NV	2.7%
Warehouses De Pauw CVA	2.3%
D'ieteren Group	2.3%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Belgium ETF
Semi-Annual Shareholder Report — February 28, 2025
EWK-02/25-SAR

iShares MSCI BIC ETF
BKF | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI BIC ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI BIC ETF	$37	0.72%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.82%	15.61%	0.18%	2.35%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI BIC Index	4.20	14.21	0.64	2.82
Key Fund statistics
Net Assets	$70,880,356
Number of Portfolio Holdings	680
Portfolio Turnover Rate	5%
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	23.4%
Financials	22.6%
Communication Services	14.3%
Information Technology	9.1%
Industrials	6.0%
Energy	5.8%
Materials	5.2%
Consumer Staples	4.8%
Health Care	4.0%
Utilities	3.2%
Real Estate	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	59.2%
India	32.8%
Brazil	8.0%
Russia	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI BIC ETF
Semi-Annual Shareholder Report — February 28, 2025
BKF-02/25-SAR

iShares MSCI Brazil ETF
EWZ | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Brazil ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil ETF	$27	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(15.36)%	(21.24)%	(1.84)%	1.13%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Brazil 25/50 Index	(14.42)	(20.33)	(1.00)	1.91
Key Fund statistics
Net Assets	$3,105,774,271
Number of Portfolio Holdings	48
Portfolio Turnover Rate	8%
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	34.9%
Energy	17.6%
Materials	14.0%
Utilities	11.0%
Industrials	10.3%
Consumer Staples	7.0%
Communication Services	1.9%
Health Care	1.2%
Information Technology	1.1%
Consumer Discretionary	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
NU Holdings Ltd./Cayman Islands, Class A	9.6%
Vale SA	9.5%
Petroleo Brasileiro SA (Preferred)	8.0%
Itau Unibanco Holding SA (Preferred)	7.6%
Petroleo Brasileiro SA	7.2%
WEG SA	4.3%
Banco Bradesco SA (Preferred)	3.2%
Ambev SA	3.1%
B3 SA - Brasil Bolsa Balcao	3.0%
Embraer SA	2.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Brazil ETF
Semi-Annual Shareholder Report — February 28, 2025
EWZ-02/25-SAR

iShares MSCI Canada ETF
EWC | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Canada ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Canada ETF	$25	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.35%	14.86%	10.83%	6.22%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Canada Custom Capped Index	3.92	15.53	11.09	6.43
Key Fund statistics
Net Assets	$2,605,369,263
Number of Portfolio Holdings	87
Portfolio Turnover Rate	2%
The performance of the MSCI Canada Custom Capped Index in this report reflects the performance of the MSCI Canada Index through August 31, 2017 and, beginning on September 1, 2017, the performance of the MSCI Canada Custom Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	37.4%
Energy	16.5%
Information Technology	11.8%
Industrials	11.6%
Materials	11.1%
Consumer Staples	4.2%
Consumer Discretionary	3.3%
Utilities	2.7%
Communication Services	1.1%
Real Estate	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Royal Bank of Canada	7.8%
Shopify Inc., Class A	6.3%
Toronto-Dominion Bank (The)	4.9%
Enbridge Inc.	4.3%
Brookfield Corp., Class A	3.7%
Bank of Montreal	3.5%
Canadian Pacific Kansas City Ltd.	3.4%
Constellation Software Inc./Canada	3.2%
Bank of Nova Scotia (The)	2.9%
Canadian Natural Resources Ltd.	2.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Canada ETF
Semi-Annual Shareholder Report — February 28, 2025
EWC-02/25-SAR

iShares MSCI Chile ETF
ECH | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Chile ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Chile ETF	$31	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.96%	11.20%	5.64%	(0.58)%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Chile IMI 25/50 Index	7.83	11.76	5.63	(0.55)
Key Fund statistics
Net Assets	$549,705,932
Number of Portfolio Holdings	27
Portfolio Turnover Rate	18%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	30.0%
Materials	18.2%
Consumer Staples	14.3%
Utilities	13.1%
Consumer Discretionary	11.2%
Real Estate	7.1%
Industrials	4.5%
Communication Services	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Banco de Chile	13.2%
Sociedad Quimica y Minera de Chile SA (Preferred), Class B	12.3%
Banco Santander Chile	8.3%
Falabella SA	6.6%
Empresas Copec SA	4.6%
Banco de Credito e Inversiones SA	4.5%
Cencosud SA	4.5%
Empresas CMPC SA	4.5%
Latam Airlines Group SA	4.5%
Plaza SA	3.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Chile ETF
Semi-Annual Shareholder Report — February 28, 2025
ECH-02/25-SAR

iShares MSCI Emerging Markets Asia ETF
EEMA | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Asia ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Asia ETF	$24	0.49%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.08%	12.44%	4.27%	3.89%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI EM Asia Custom Capped Index	0.89	13.17	5.04	4.47
Key Fund statistics
Net Assets	$389,145,455
Number of Portfolio Holdings	885
Portfolio Turnover Rate	18%
The performance of the MSCI EM Asia Custom Capped Index in this report reflects the performance of the MSCI Emerging Markets Asia Index through May 31, 2018 and, beginning on June 1, 2018, the performance of the MSCI EM Asia Custom Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	29.1%
Financials	19.0%
Consumer Discretionary	16.7%
Communication Services	11.0%
Industrials	6.3%
Health Care	3.9%
Consumer Staples	3.8%
Materials	3.8%
Energy	3.3%
Utilities	1.9%
Real Estate	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	38.5%
Taiwan	23.3%
India	21.3%
South Korea	11.5%
Malaysia	1.8%
Thailand	1.5%
Indonesia	1.5%
Philippines	0.6%
Hong Kong	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets Asia ETF
Semi-Annual Shareholder Report — February 28, 2025
EEMA-02/25-SAR

iShares MSCI Emerging Markets ETF
EEM | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ETF	$36	0.72%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.96%	9.91%	3.55%	2.84%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
Key Fund statistics
Net Assets	$16,339,253,891
Number of Portfolio Holdings	1,198
Portfolio Turnover Rate	5%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.8%
Information Technology	23.5%
Consumer Discretionary	14.4%
Communication Services	10.1%
Industrials	6.3%
Materials	5.5%
Consumer Staples	4.6%
Energy	4.3%
Health Care	3.3%
Utilities	2.5%
Real Estate	1.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	30.9%
Taiwan	18.7%
India	17.2%
South Korea	9.3%
Brazil	4.2%
Saudi Arabia	4.1%
South Africa	3.0%
Mexico	1.9%
United Arab Emirates	1.5%
Malaysia	1.4%
Other#	7.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets ETF
Semi-Annual Shareholder Report — February 28, 2025
EEM-02/25-SAR

iShares MSCI Emerging Markets ex China ETF
EMXC | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets ex China ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ex China ETF	$12	0.25%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	(8.28)%	0.25%	6.35%	3.48%
MSCI Emerging Markets Index	0.37	10.07	4.26	2.95
MSCI Emerging Markets ex China Index	(8.60)	0.75	6.95	3.98
Key Fund statistics
Net Assets	$14,995,405,034
Number of Portfolio Holdings	663
Portfolio Turnover Rate	8%
The inception date of the Fund was July 18, 2017.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	30.1%
Financials	26.8%
Industrials	7.2%
Materials	6.9%
Consumer Discretionary	6.4%
Energy	5.0%
Consumer Staples	5.0%
Communication Services	5.0%
Health Care	3.3%
Utilities	2.7%
Real Estate	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Taiwan	27.1%
India	24.8%
South Korea	13.4%
Brazil	6.0%
Saudi Arabia	5.9%
South Africa	4.3%
Mexico	2.7%
United Arab Emirates	2.2%
Malaysia	2.0%
Thailand	1.8%
Other#	9.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets ex China ETF
Semi-Annual Shareholder Report — February 28, 2025
EMXC-02/25-SAR

iShares MSCI Emerging Markets Min Vol Factor ETF
EEMV | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Min Vol Factor ETF	$12	0.25%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(2.36)%	5.14%	4.23%	2.42%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Emerging Markets Minimum Volatility (USD) Index	(3.14)	5.02	4.72	2.77
Key Fund statistics
Net Assets	$4,085,609,649
Number of Portfolio Holdings	336
Portfolio Turnover Rate	14%
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.1%
Information Technology	18.3%
Communication Services	14.4%
Consumer Staples	9.4%
Health Care	8.1%
Consumer Discretionary	8.1%
Industrials	5.5%
Utilities	4.8%
Energy	4.0%
Materials	2.9%
Real Estate	0.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	24.2%
India	22.0%
Taiwan	14.7%
Saudi Arabia	9.3%
South Korea	4.5%
United Arab Emirates	4.1%
Malaysia	4.1%
Thailand	3.9%
Kuwait	2.5%
Qatar	2.5%
Other#	8.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets Min Vol Factor ETF
Semi-Annual Shareholder Report — February 28, 2025
EEMV-02/25-SAR

iShares MSCI Emerging Markets Small-Cap ETF
EEMS | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Small-Cap ETF	$34	0.72%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(8.34)%	(1.81)%	9.26%	4.35%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Emerging Markets Small Cap Index	(8.92)	(1.78)	9.85	4.76
Key Fund statistics
Net Assets	$318,851,119
Number of Portfolio Holdings	1,636
Portfolio Turnover Rate	14%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	17.5%
Information Technology	16.9%
Materials	11.5%
Financials	11.3%
Consumer Discretionary	11.1%
Health Care	10.0%
Real Estate	6.6%
Consumer Staples	6.5%
Communication Services	3.6%
Utilities	3.0%
Energy	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
India	24.5%
Taiwan	21.2%
South Korea	11.8%
China	11.1%
Saudi Arabia	4.4%
South Africa	3.9%
Brazil	3.6%
Malaysia	2.9%
Thailand	2.8%
Turkey	2.1%
Other#	11.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets Small-Cap ETF
Semi-Annual Shareholder Report — February 28, 2025
EEMS-02/25-SAR

iShares MSCI Eurozone ETF
EZU | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Eurozone ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Eurozone ETF	$25	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.19%	10.60%	10.09%	5.74%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI EMU Index	3.28	10.62	9.83	5.67
Key Fund statistics
Net Assets	$7,911,346,550
Number of Portfolio Holdings	219
Portfolio Turnover Rate	1%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.2%
Industrials	18.8%
Consumer Discretionary	13.6%
Information Technology	12.7%
Health Care	7.4%
Consumer Staples	6.4%
Utilities	5.2%
Materials	4.7%
Communication Services	4.7%
Energy	3.4%
Real Estate	0.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
France	33.4%
Germany	28.3%
Netherlands	13.3%
Italy	8.7%
Spain	8.7%
Finland	2.9%
Belgium	2.8%
Ireland	0.9%
Austria	0.6%
Portugal	0.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Eurozone ETF
Semi-Annual Shareholder Report — February 28, 2025
EZU-02/25-SAR

iShares MSCI France ETF
EWQ | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI France ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI France ETF	$25	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.51%	2.13%	9.85%	6.88%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI France Index	0.36	1.72	9.20	6.54
Key Fund statistics
Net Assets	$509,217,374
Number of Portfolio Holdings	60
Portfolio Turnover Rate	1%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	27.3%
Consumer Discretionary	18.5%
Health Care	12.0%
Financials	11.1%
Consumer Staples	8.3%
Energy	6.6%
Materials	6.3%
Information Technology	3.4%
Utilities	2.7%
Communication Services	2.5%
Real Estate	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
LVMH Moet Hennessy Louis Vuitton SE	10.1%
Schneider Electric SE	6.8%
TotalEnergies SE	6.6%
Sanofi SA	6.3%
Air Liquide SA	5.4%
Airbus SE	5.2%
Safran SA	4.8%
Hermes International SCA	4.6%
EssilorLuxottica SA	4.5%
L'Oreal SA	4.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI France ETF
Semi-Annual Shareholder Report — February 28, 2025
EWQ-02/25-SAR

iShares MSCI Germany ETF
EWG | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Germany ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Germany ETF	$26	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	10.85%	21.27%	9.69%	4.50%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Germany Index	11.15	21.48	9.83	4.65
Key Fund statistics
Net Assets	$1,075,084,267
Number of Portfolio Holdings	57
Portfolio Turnover Rate	1%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	21.9%
Information Technology	20.6%
Financials	20.2%
Consumer Discretionary	10.6%
Communication Services	8.3%
Health Care	5.9%
Materials	5.7%
Utilities	2.9%
Consumer Staples	2.2%
Real Estate	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
SAP SE	17.3%
Siemens AG	10.4%
Allianz SE	7.9%
Deutsche Telekom AG	7.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.5%
Deutsche Boerse AG	2.9%
Infineon Technologies AG	2.9%
Rheinmetall AG	2.7%
BASF SE	2.7%
Mercedes-Benz Group AG	2.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Germany ETF
Semi-Annual Shareholder Report — February 28, 2025
EWG-02/25-SAR

iShares MSCI Global Energy Producers ETF
FILL | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Global Energy Producers ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Energy Producers ETF	$19	0.39%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(5.72)%	0.51%	14.92%	4.94%
MSCI All Country World Index	4.08	15.06	12.79	9.11
MSCI ACWI Select Energy Producers Investable Market Index	(6.63)	(0.63)	14.43	4.57
Key Fund statistics
Net Assets	$84,247,589
Number of Portfolio Holdings	191
Portfolio Turnover Rate	3%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Integrated Oil & Gas	58.8%
Oil & Gas Exploration & Production	27.8%
Oil & Gas Refining & Marketing	9.9%
Coal & Consumable Fuels	3.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	55.0%
United Kingdom	11.7%
Canada	8.9%
France	5.1%
India	4.5%
Brazil	2.3%
Australia	2.1%
China	1.7%
Saudi Arabia	1.6%
Japan	1.4%
Other#	5.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Energy Producers ETF
Semi-Annual Shareholder Report — February 28, 2025
FILL-02/25-SAR

iShares MSCI Global Gold Miners ETF
RING | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Global Gold Miners ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Gold Miners ETF	$20	0.39%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.39%	59.32%	10.28%	7.92%
MSCI All Country World Index	4.08	15.06	12.79	9.11
MSCI ACWI Select Gold Miners Investable Market Index	2.32	58.43	10.19	8.00
Key Fund statistics
Net Assets	$1,053,029,109
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	55.1%
United States	18.7%
South Africa	11.6%
Australia	6.0%
China	4.4%
United Kingdom	1.8%
Peru	1.1%
Indonesia	0.7%
Turkey	0.6%
Russia	0.0	%(b)
Ten largest holdings
Security	Percent of Total Investments(a)
Newmont Corp.	17.1%
Agnico Eagle Mines Ltd.	16.9%
Barrick Gold Corp.	10.7%
Wheaton Precious Metals Corp.	4.8%
Kinross Gold Corp.	4.5%
Gold Fields Ltd.	4.4%
Anglogold Ashanti PLC	4.3%
Alamos Gold Inc., Class A	3.9%
Zijin Mining Group Co. Ltd., Class H	3.6%
Harmony Gold Mining Co. Ltd.	2.4%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Gold Miners ETF
Semi-Annual Shareholder Report — February 28, 2025
RING-02/25-SAR

iShares MSCI Global Metals & Mining Producers ETF
PICK | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Metals & Mining Producers ETF	$19	0.39%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(7.33)%	(6.70)%	13.73%	5.97%
MSCI All Country World Index	4.08	15.06	12.79	9.11
MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index	(7.68)	(6.65)	13.95	6.19
Key Fund statistics
Net Assets	$731,889,470
Number of Portfolio Holdings	243
Portfolio Turnover Rate	4%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Diversified Metals & Mining	46.0%
Steel	36.1%
Copper	11.3%
Aluminum	5.3%
Precious Metals & Minerals	1.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Australia	22.1%
United States	19.3%
United Kingdom	16.8%
India	5.9%
Canada	5.7%
Japan	5.6%
Brazil	4.4%
China	2.7%
South Korea	1.9%
Saudi Arabia	1.9%
Other#	13.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Metals & Mining Producers ETF
Semi-Annual Shareholder Report — February 28, 2025
PICK-02/25-SAR

iShares MSCI Global Min Vol Factor ETF
ACWV | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Global Min Vol Factor ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Min Vol Factor ETF	$10	0.20%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.77%	14.23%	7.38%	7.25%
MSCI All Country World Index	4.08	15.06	12.79	9.11
MSCI ACWI Minimum Volatility (USD) Index	2.48	13.93	7.18	7.02
Key Fund statistics
Net Assets	$3,409,897,577
Number of Portfolio Holdings	398
Portfolio Turnover Rate	11%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	20.0%
Financials	17.8%
Health Care	14.8%
Communication Services	13.2%
Consumer Staples	10.9%
Industrials	7.4%
Consumer Discretionary	5.9%
Utilities	5.7%
Energy	2.3%
Materials	1.7%
Real Estate	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	62.0%
Japan	9.5%
China	6.1%
India	4.8%
Taiwan	4.4%
Switzerland	2.0%
Germany	1.4%
Hong Kong	1.2%
Saudi Arabia	1.2%
Singapore	1.1%
Other#	6.3%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Min Vol Factor ETF
Semi-Annual Shareholder Report — February 28, 2025
ACWV-02/25-SAR

iShares MSCI Global Silver and Metals Miners ETF
SLVP | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Global Silver and Metals Miners ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Silver and Metals Miners ETF	$20	0.39%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.01%	61.47%	8.60%	4.84%
MSCI All Country World Index	4.08	15.06	12.79	9.11
MSCI ACWI Select Silver Miners Investable Market Index	6.41	61.68	8.74	4.85
Key Fund statistics
Net Assets	$223,341,812
Number of Portfolio Holdings	31
Portfolio Turnover Rate	18%
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	68.7%
United States	16.3%
Mexico	10.6%
South Africa	1.6%
China	1.2%
Peru	1.1%
United Kingdom	0.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Pan American Silver Corp.	22.8%
Hecla Mining Co.	10.8%
Industrias Penoles SAB de CV	10.6%
Wheaton Precious Metals Corp.	4.8%
Agnico Eagle Mines Ltd.	4.7%
Fortuna Mining Corp.	4.3%
MAG Silver Corp.	4.3%
Newmont Corp.	4.3%
Endeavour Silver Corp.	3.9%
Aya Gold & Silver Inc.	3.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Silver and Metals Miners ETF
Semi-Annual Shareholder Report — February 28, 2025
SLVP-02/25-SAR

iShares MSCI Hong Kong ETF
EWH | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Hong Kong ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Hong Kong ETF	$26	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	11.06%	11.84%	(1.95)%	1.07%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Hong Kong 25/50 Index	10.38	11.67	(1.48)	1.61
Key Fund statistics
Net Assets	$637,084,003
Number of Portfolio Holdings	29
Portfolio Turnover Rate	5%
The performance of the MSCI Hong Kong 25/50 Index in this report reflects the performance of the MSCI Hong Kong Index through August 31, 2020 and, beginning on September 1, 2020, the performance of the MSCI Hong Kong 25/50 Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	48.8%
Real Estate	17.1%
Industrials	15.0%
Utilities	10.6%
Consumer Discretionary	4.7%
Consumer Staples	2.2%
Communication Services	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
AIA Group Ltd.	23.4%
Hong Kong Exchanges & Clearing Ltd.	16.0%
Techtronic Industries Co. Ltd.	5.5%
Sun Hung Kai Properties Ltd.	4.1%
BOC Hong Kong Holdings Ltd.	4.1%
CLP Holdings Ltd.	3.9%
Link REIT	3.7%
CK Hutchison Holdings Ltd.	3.4%
Hang Seng Bank Ltd.	3.3%
Power Assets Holdings Ltd.	3.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Hong Kong ETF
Semi-Annual Shareholder Report — February 28, 2025
EWH-02/25-SAR

iShares MSCI Israel ETF
EIS | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Israel ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Israel ETF	$33	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	18.59%	26.18%	8.63%	6.81%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Israel Capped Investable Market Index	19.56	27.60	9.16	7.32
Key Fund statistics
Net Assets	$276,826,790
Number of Portfolio Holdings	106
Portfolio Turnover Rate	3%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	35.2%
Financials	26.6%
Real Estate	8.5%
Industrials	8.1%
Health Care	7.6%
Consumer Discretionary	3.5%
Consumer Staples	2.3%
Materials	2.3%
Communication Services	2.1%
Utilities	2.0%
Energy	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Bank Leumi Le-Israel BM	7.7%
Check Point Software Technologies Ltd.	7.5%
Teva Pharmaceutical Industries Ltd.	7.1%
Bank Hapoalim BM	6.7%
CyberArk Software Ltd.	6.6%
Monday.com Ltd.	4.3%
Wix.com Ltd.	4.1%
Israel Discount Bank Ltd., Class A	3.7%
Nice Ltd.	3.4%
Elbit Systems Ltd.	3.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Israel ETF
Semi-Annual Shareholder Report — February 28, 2025
EIS-02/25-SAR

iShares MSCI Italy ETF
EWI | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Italy ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Italy ETF	$26	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.86%	20.08%	12.48%	6.67%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Italy 25/50 Index	6.97	19.99	12.64	6.80
Key Fund statistics
Net Assets	$381,266,782
Number of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	44.6%
Consumer Discretionary	17.8%
Utilities	15.5%
Industrials	7.6%
Energy	6.6%
Health Care	4.2%
Communication Services	2.5%
Consumer Staples	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
UniCredit SpA	13.0%
Intesa Sanpaolo SpA	12.5%
Enel SpA	10.0%
Ferrari NV	9.9%
Eni SpA	4.4%
Generali	4.4%
Stellantis NV	4.1%
Leonardo SpA	4.0%
Moncler SpA	3.8%
Prysmian SpA	3.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Italy ETF
Semi-Annual Shareholder Report — February 28, 2025
EWI-02/25-SAR

iShares MSCI Japan ETF
EWJ | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Japan ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan ETF	$24	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(3.51)%	1.41%	6.99%	5.14%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Japan Index	(3.97)	0.70	7.17	5.40
Key Fund statistics
Net Assets	$13,808,697,312
Number of Portfolio Holdings	187
Portfolio Turnover Rate	3%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	22.8%
Consumer Discretionary	18.4%
Financials	16.6%
Information Technology	13.8%
Communication Services	8.0%
Health Care	7.5%
Consumer Staples	5.2%
Materials	3.7%
Real Estate	2.2%
Utilities	1.0%
Energy	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Toyota Motor Corp.	4.6%
Sony Group Corp.	4.1%
Mitsubishi UFJ Financial Group Inc.	3.9%
Hitachi Ltd.	3.1%
Sumitomo Mitsui Financial Group Inc.	2.5%
Recruit Holdings Co. Ltd.	2.2%
Nintendo Co. Ltd.	2.2%
Keyence Corp.	2.1%
Mizuho Financial Group Inc.	1.8%
Tokyo Electron Ltd.	1.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Japan ETF
Semi-Annual Shareholder Report — February 28, 2025
EWJ-02/25-SAR

iShares MSCI Japan Small-Cap ETF
SCJ | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Japan Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Small-Cap ETF	$25	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(1.79)%	4.75%	5.04%	5.04%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Japan Small Cap Index	(2.15)	4.43	5.20	5.28
Key Fund statistics
Net Assets	$120,404,751
Number of Portfolio Holdings	802
Portfolio Turnover Rate	9%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	26.1%
Consumer Discretionary	16.7%
Information Technology	10.8%
Materials	10.3%
Real Estate	9.7%
Financials	8.4%
Consumer Staples	7.8%
Health Care	4.2%
Communication Services	3.0%
Utilities	2.2%
Energy	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
IHI Corp.	0.8%
Ebara Corp.	0.8%
Kawasaki Heavy Industries Ltd.	0.7%
Sanrio Co. Ltd.	0.7%
Ryohin Keikaku Co. Ltd.	0.7%
BayCurrent Inc.	0.6%
Sanwa Holdings Corp.	0.6%
Toyo Suisan Kaisha Ltd.	0.6%
Sojitz Corp.	0.5%
Isetan Mitsukoshi Holdings Ltd.	0.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Japan Small-Cap ETF
Semi-Annual Shareholder Report — February 28, 2025
SCJ-02/25-SAR

iShares MSCI Malaysia ETF
EWM | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Malaysia ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Malaysia ETF	$24	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(7.05)%	12.85%	2.20%	(1.42)%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Malaysia Index	(7.01)	13.21	2.56	(1.09)
Key Fund statistics
Net Assets	$276,511,329
Number of Portfolio Holdings	33
Portfolio Turnover Rate	22%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	46.1%
Utilities	13.8%
Consumer Staples	10.5%
Industrials	9.6%
Communication Services	7.1%
Materials	6.0%
Health Care	3.3%
Consumer Discretionary	2.4%
Energy	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Public Bank Bhd	13.5%
CIMB Group Holdings Bhd	12.9%
Malayan Banking Bhd	11.9%
Tenaga Nasional Bhd	8.1%
Gamuda Bhd	4.1%
Press Metal Aluminium Holdings Bhd	3.8%
IHH Healthcare Bhd	3.4%
AMMB Holdings Bhd	2.9%
Hong Leong Bank Bhd	2.8%
Petronas Gas Bhd	2.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Malaysia ETF
Semi-Annual Shareholder Report — February 28, 2025
EWM-02/25-SAR

iShares MSCI Mexico ETF
EWW | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Mexico ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Mexico ETF	$25	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(1.99)%	(19.86)%	6.94%	0.67%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Mexico IMI 25/50 Index	(1.87)	(19.27)	7.45	1.06
Key Fund statistics
Net Assets	$1,428,978,414
Number of Portfolio Holdings	45
Portfolio Turnover Rate	4%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	29.8%
Financials	19.0%
Materials	16.8%
Industrials	16.2%
Communication Services	9.4%
Real Estate	7.2%
Consumer Discretionary	0.9%
Health Care	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Grupo Financiero Banorte SAB de CV, Class O	10.5%
Fomento Economico Mexicano SAB de CV	9.3%
Grupo Mexico SAB de CV, Series B, Class B	8.3%
Wal-Mart de Mexico SAB de CV	7.7%
America Movil SAB de CV Mexico, Series B, Class B	7.2%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4.5%
Cemex SAB de CV	4.4%
Arca Continental SAB de CV	3.5%
Grupo Aeroportuario del Sureste SAB de CV, Class B	3.2%
Grupo Financiero Inbursa SAB de CV, Class O	2.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Mexico ETF
Semi-Annual Shareholder Report — February 28, 2025
EWW-02/25-SAR

iShares MSCI Netherlands ETF
EWN | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Netherlands ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Netherlands ETF	$24	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(5.94)%	1.35%	11.16%	8.35%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Netherlands IMI 25/50 Index	(5.92)	1.81	11.61	8.82
Key Fund statistics
Net Assets	$236,893,575
Number of Portfolio Holdings	56
Portfolio Turnover Rate	8%
The performance of the MSCI Netherlands IMI 25/50 Index in this report reflects the performance of the MSCI Netherlands Investable Market Index through August 31, 2017 and, beginning on September 1, 2017, the performance of the MSCI Netherlands IMI 25/50 Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.0%
Financials	21.6%
Industrials	14.4%
Consumer Staples	12.2%
Consumer Discretionary	8.9%
Communication Services	5.4%
Materials	5.3%
Health Care	3.2%
Energy	1.3%
Real Estate	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
ASML Holding NV	22.2%
Prosus NV	7.7%
ING Groep NV	7.5%
Wolters Kluwer NV	4.7%
Adyen NV	4.4%
Koninklijke Ahold Delhaize NV	4.3%
ASM International NV	3.4%
Heineken NV	3.2%
Universal Music Group NV	3.0%
Koninklijke Philips NV	2.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Netherlands ETF
Semi-Annual Shareholder Report — February 28, 2025
EWN-02/25-SAR

iShares MSCI Pacific ex Japan ETF
EPP | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Pacific ex Japan ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Pacific ex Japan ETF	$23	0.47%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.28%	10.11%	5.27%	3.79%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Pacific ex Japan Index	(0.26)	10.16	5.62	4.18
Key Fund statistics
Net Assets	$1,910,947,988
Number of Portfolio Holdings	101
Portfolio Turnover Rate	5%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	43.7%
Materials	11.5%
Industrials	9.1%
Real Estate	7.8%
Health Care	6.5%
Consumer Discretionary	5.6%
Communication Services	5.3%
Utilities	3.6%
Consumer Staples	3.1%
Energy	2.4%
Information Technology	1.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Australia	64.1%
Hong Kong	18.2%
Singapore	15.9%
New Zealand	1.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Pacific ex Japan ETF
Semi-Annual Shareholder Report — February 28, 2025
EPP-02/25-SAR

iShares MSCI Russia ETF
ERUS
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Russia ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Russia ETF	$0	0.00%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV(a)	143,820.62%	1,165,949.04%	205.73%	83.90%
MSCI Russia 25/50 Index(b)	N/A	N/A	(99.68)	(81.90)
Key Fund statistics
Net Assets	$435,573
Number of Portfolio Holdings	16
Portfolio Turnover Rate	0%
(a)
Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at a nominal value consistent with other local Russian equities and Russian exposed ADR and GDR securities.

(b)
Effective June 1, 2022, the Index was discontinued by the index provider, MSCI, Inc and the Index returns shown are as follows: 5 Years return and 10 Years return from March 1, 2020 and March 1, 2015, respectively through May 31, 2022. 6-Months and  1 Year Index return is not shown as MSCI, Inc discontinued the Index prior to March 1, 2024.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
What did the Fund invest in?
(as of February 28, 2025)
Ten largest holdings
Security	Percent of Total Investments
BlackRock Cash Funds: Treasury, SL Agency Shares	98.8%
Sberbank of Russia PJSC	0.5%
Alrosa PJSC	0.2%
United Co. RUSAL International PJSC	0.2%
Moscow Exchange MICEX-RTS PJSC	0.1%
Mobile TeleSystems PJSC	0.1%
Rosneft Oil Co. PJSC	0.1%
Severstal PAO	0.0	%(a)
VK Co. Ltd.	0.0	%(a)
X5 Retail Group NV	0.0	%(a)
(a)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Russia ETF
Semi-Annual Shareholder Report — February 28, 2025
ERUS-02/25-SAR

iShares MSCI Singapore ETF
EWS | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Singapore ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Singapore ETF	$27	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	15.63%	36.65%	6.13%	3.32%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Singapore 25/50 Index	15.75	37.27	6.64	3.80
Key Fund statistics
Net Assets	$758,093,622
Number of Portfolio Holdings	22
Portfolio Turnover Rate	15%
The performance of the MSCI Singapore 25/50 Index in this report reflects the performance of the MSCI Singapore Index through November 30, 2016 and, beginning on December 1, 2016, the performance of the MSCI Singapore 25/50 Index.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	40.6%
Industrials	21.3%
Communication Services	17.5%
Real Estate	9.2%
Utilities	4.2%
Consumer Staples	3.9%
Consumer Discretionary	3.3%
Ten largest holdings
Security	Percent of Total Investments(a)
DBS Group Holdings Ltd.	20.2%
Sea Ltd.	12.8%
Oversea-Chinese Banking Corp. Ltd.	11.7%
Singapore Airlines Ltd.	4.8%
Singapore Telecommunications Ltd.	4.7%
Keppel Ltd.	4.7%
CapitaLand Ascendas REIT	4.6%
United Overseas Bank Ltd.	4.6%
Singapore Technologies Engineering Ltd.	4.4%
Grab Holdings Ltd., Class A	4.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Singapore ETF
Semi-Annual Shareholder Report — February 28, 2025
EWS-02/25-SAR

iShares MSCI South Africa ETF
EZA | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI South Africa ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Africa ETF	$30	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.90)%	25.66%	6.98%	0.12%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI South Africa 25/50 Index	(0.66)	27.08	7.44	0.62
Key Fund statistics
Net Assets	$334,246,609
Number of Portfolio Holdings	31
Portfolio Turnover Rate	8%
The performance of the MSCI South Africa 25/50 Index in this report reflects the performance of the MSCI South Africa Index through August 31, 2017 and, beginning on September 1, 2017, the performance of the MSCI South Africa 25/50 Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	38.7%
Materials	20.2%
Consumer Discretionary	19.9%
Consumer Staples	8.9%
Communication Services	6.6%
Industrials	2.1%
Real Estate	2.0%
Health Care	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Naspers Ltd., Class N	17.0%
FirstRand Ltd.	7.9%
Gold Fields Ltd.	6.6%
Standard Bank Group Ltd.	6.4%
Anglogold Ashanti PLC	6.0%
MTN Group Ltd.	4.7%
Capitec Bank Holdings Ltd.	4.6%
Absa Group Ltd.	3.8%
Sanlam Ltd.	3.7%
Bid Corp. Ltd.	3.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI South Africa ETF
Semi-Annual Shareholder Report — February 28, 2025
EZA-02/25-SAR

iShares MSCI South Korea ETF
EWY | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI South Korea ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Korea ETF	$28	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(14.48)%	(13.19)%	2.21%	1.54%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Korea 25/50 Index	(14.64)	(13.15)	2.55	1.89
Key Fund statistics
Net Assets	$3,182,249,026
Number of Portfolio Holdings	90
Portfolio Turnover Rate	9%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	36.4%
Industrials	17.5%
Financials	13.0%
Consumer Discretionary	9.3%
Health Care	8.7%
Communication Services	6.8%
Materials	3.8%
Consumer Staples	2.3%
Energy	1.6%
Utilities	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Samsung Electronics Co. Ltd.	21.9%
SK Hynix Inc.	10.1%
NAVER Corp.	2.9%
KB Financial Group Inc.	2.9%
Celltrion Inc.	2.8%
Hyundai Motor Co.	2.6%
Kia Corp.	2.2%
Samsung Biologics Co. Ltd.	2.0%
Shinhan Financial Group Co. Ltd.	1.9%
POSCO Holdings Inc.	1.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI South Korea ETF
Semi-Annual Shareholder Report — February 28, 2025
EWY-02/25-SAR

iShares MSCI Spain ETF
EWP | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Spain ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Spain ETF	$26	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	9.29%	28.45%	10.16%	3.70%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Spain 25/50 Index	10.07	29.95	10.64	4.13
Key Fund statistics
Net Assets	$809,451,873
Number of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	39.5%
Utilities	23.5%
Industrials	12.6%
Communication Services	9.4%
Consumer Discretionary	8.6%
Energy	4.4%
Health Care	2.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Banco Santander SA	17.6%
Iberdrola SA	15.0%
Banco Bilbao Vizcaya Argentaria SA	12.9%
Cellnex Telecom SA	4.8%
Banco de Sabadell SA	4.6%
Telefonica SA	4.6%
CaixaBank SA	4.5%
Amadeus IT Group SA	4.5%
Repsol SA	4.4%
Ferrovial SE	4.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Spain ETF
Semi-Annual Shareholder Report — February 28, 2025
EWP-02/25-SAR

iShares MSCI Sweden ETF
EWD | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Sweden ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Sweden ETF	$26	0.51%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.58%	11.28%	10.64%	5.74%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Sweden 25/50 Index	2.61	10.99	10.27	5.16
Key Fund statistics
Net Assets	$360,464,694
Number of Portfolio Holdings	49
Portfolio Turnover Rate	15%
The performance of the MSCI Sweden 25/50 Index in this report reflects the performance of the MSCI Sweden Index through November 30, 2016 and, beginning on December 1, 2016, the performance of the MSCI Sweden 25/50 Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	43.4%
Financials	21.7%
Communication Services	16.4%
Information Technology	7.2%
Materials	3.2%
Consumer Discretionary	3.1%
Consumer Staples	2.6%
Real Estate	1.5%
Health Care	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Spotify Technology SA	14.2%
Investor AB, Class B	7.8%
Volvo AB, Class B	7.5%
Atlas Copco AB, Class A	7.0%
Assa Abloy AB, Class B	4.7%
Skandinaviska Enskilda Banken AB, Class A	3.9%
Hexagon AB, Class B	3.7%
Sandvik AB	3.6%
Atlas Copco AB, Class B	3.5%
Telefonaktiebolaget LM Ericsson, Class B	3.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Sweden ETF
Semi-Annual Shareholder Report — February 28, 2025
EWD-02/25-SAR

iShares MSCI Switzerland ETF
EWL | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Switzerland ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Switzerland ETF	$25	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(2.15)%	13.12%	8.77%	6.73%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Switzerland 25/50 Index	(2.19)	12.17	8.76	6.80
Key Fund statistics
Net Assets	$1,159,554,117
Number of Portfolio Holdings	44
Portfolio Turnover Rate	5%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	35.3%
Financials	18.5%
Consumer Staples	16.5%
Industrials	9.5%
Materials	9.4%
Consumer Discretionary	7.2%
Information Technology	1.5%
Communication Services	1.0%
Real Estate	0.7%
Utilities	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Nestle SA	14.2%
Roche Holding AG	13.2%
Novartis AG	12.0%
Cie Financiere Richemont SA, Class A	6.3%
Zurich Insurance Group AG	4.7%
UBS Group AG	4.5%
ABB Ltd.	4.1%
Holcim AG	3.5%
Swiss Re AG	3.0%
Alcon AG	2.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Switzerland ETF
Semi-Annual Shareholder Report — February 28, 2025
EWL-02/25-SAR

iShares MSCI Taiwan ETF
EWT | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Taiwan ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Taiwan ETF	$29	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(1.94)%	13.64%	14.05%	10.28%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Taiwan 25/50 Index	0.52	16.76	15.13	11.16
Key Fund statistics
Net Assets	$5,185,626,027
Number of Portfolio Holdings	93
Portfolio Turnover Rate	13%
The performance of the MSCI Taiwan 25/50 Index in this report reflects the performance of the MSCI Taiwan Index through November 30, 2016 and, beginning on December 1, 2016, the performance of the MSCI Taiwan 25/50 Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	62.9%
Financials	18.3%
Industrials	5.3%
Materials	4.0%
Communication Services	3.6%
Consumer Discretionary	3.1%
Consumer Staples	1.7%
Health Care	0.7%
Real Estate	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Taiwan Semiconductor Manufacturing Co. Ltd.	21.4%
MediaTek Inc.	5.5%
Hon Hai Precision Industry Co. Ltd.	5.2%
Fubon Financial Holding Co. Ltd.	2.2%
Delta Electronics Inc.	2.1%
CTBC Financial Holding Co. Ltd.	2.1%
Quanta Computer Inc.	1.9%
Cathay Financial Holding Co. Ltd.	1.7%
Asustek Computer Inc.	1.6%
ASE Technology Holding Co. Ltd.	1.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Taiwan ETF
Semi-Annual Shareholder Report — February 28, 2025
EWT-02/25-SAR

iShares MSCI Thailand ETF
THD | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Thailand ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Thailand ETF	$28	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(12.58)%	(6.96)%	(2.56)%	(1.54)%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Thailand IMI 25/50 Index	(12.79)	(7.04)	(2.47)	(1.36)
Key Fund statistics
Net Assets	$181,711,816
Number of Portfolio Holdings	108
Portfolio Turnover Rate	5%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	13.6%
Energy	13.2%
Communication Services	13.1%
Financials	12.6%
Health Care	9.7%
Consumer Discretionary	7.4%
Industrials	7.3%
Information Technology	6.5%
Utilities	6.3%
Real Estate	6.2%
Materials	4.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Advanced Info Service PCL	7.3%
CP ALL PCL	7.1%
PTT PCL	7.0%
Bangkok Dusit Medical Services PCL	6.0%
Delta Electronics Thailand PCL	5.4%
Airports of Thailand PCL	4.2%
PTT Exploration & Production PCL	3.4%
Gulf Energy Development PCL	3.2%
True Corp. PCL Thailand	2.7%
Bumrungrad Hospital PCL	2.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Thailand ETF
Semi-Annual Shareholder Report — February 28, 2025
THD-02/25-SAR

iShares MSCI Turkey ETF
TUR | NASDAQ
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI Turkey ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Turkey ETF	$29	0.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(7.42)%	(7.25)%	10.65%	(0.83)%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Turkey IMI 25/50 Index	(7.40)	(6.97)	10.93	(0.60)
Key Fund statistics
Net Assets	$178,318,636
Number of Portfolio Holdings	87
Portfolio Turnover Rate	4%
The performance of the MSCI Turkey IMI 25/50 Index in this report reflects the performance of the MSCI Turkey Investable Market Index through May 28, 2019 and, beginning on May 29, 2019, the performance of the MSCI Turkey IMI 25/50 Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	25.5%
Financials	22.4%
Consumer Staples	15.7%
Materials	12.2%
Consumer Discretionary	8.2%
Energy	4.5%
Communication Services	4.4%
Real Estate	2.7%
Utilities	2.3%
Health Care	1.7%
Information Technology	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
BIM Birlesik Magazalar A/S	8.4%
Akbank TAS	7.6%
Aselsan Elektronik Sanayi Ve Ticaret A/S	5.1%
Turkiye Is Bankasi AS, Class C	4.8%
Turkiye Petrol Rafinerileri AS	4.5%
Turkcell Iletisim Hizmetleri AS	4.4%
Turk Hava Yollari AO	4.4%
KOC Holding AS	4.2%
Yapi ve Kredi Bankasi A/S	3.6%
Haci Omer Sabanci Holding AS	3.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Turkey ETF
Semi-Annual Shareholder Report — February 28, 2025
TUR-02/25-SAR

iShares MSCI World ETF
URTH | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2025

This semi-annual shareholder report contains important information about iShares MSCI World ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI World ETF	$12	0.24%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	4.58%	15.84%	14.10%	10.07%
MSCI All Country World Index	4.08	15.06	12.79	9.11
MSCI World Index	4.50	15.63	13.91	9.82
Key Fund statistics
Net Assets	$4,433,009,584
Number of Portfolio Holdings	1,361
Portfolio Turnover Rate	1%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	24.7%
Financials	17.0%
Health Care	10.9%
Industrials	10.8%
Consumer Discretionary	10.6%
Communication Services	8.1%
Consumer Staples	6.2%
Energy	3.8%
Materials	3.3%
Utilities	2.5%
Real Estate	2.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	72.9%
Japan	5.3%
United Kingdom	3.6%
Canada	3.0%
France	2.8%
Switzerland	2.4%
Germany	2.3%
Australia	1.6%
Netherlands	1.1%
Sweden	0.9%
Other#	4.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI World ETF
Semi-Annual Shareholder Report — February 28, 2025
URTH-02/25-SAR

(b) Not applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services– Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI Hong Kong ETF | EWH | NYSE Arca
• iShares MSCI Japan Small-Cap ETF | SCJ | NYSE Arca
• iShares MSCI Malaysia ETF | EWM | NYSE Arca
• iShares MSCI Pacific ex Japan ETF | EPP | NYSE Arca
• iShares MSCI Singapore ETF | EWS | NYSE Arca
• iShares MSCI Taiwan ETF | EWT | NYSE Arca
• iShares MSCI Thailand ETF | THD | NYSE Arca

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Hong Kong ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 7.4%
BOC Hong Kong Holdings Ltd.	7,343,500	$25,885,896
Hang Seng Bank Ltd.	1,508,900	21,191,700
		47,077,596
Capital Markets — 18.0%
Futu Holdings Ltd., ADR	114,896	12,545,494
Hong Kong Exchanges & Clearing Ltd.	2,258,626	101,814,282
		114,359,776
Diversified Telecommunication Services — 1.6%
HKT Trust & HKT Ltd., Class SS	8,005,500	10,267,188
Electric Utilities — 7.8%
CK Infrastructure Holdings Ltd.	873,000	5,997,724
CLP Holdings Ltd.	2,972,200	24,624,996
Power Assets Holdings Ltd.	2,795,000	18,948,587
		49,571,307
Food Products — 2.2%
WH Group Ltd.(a)	17,184,500	14,041,016
Gas Utilities — 2.8%
Hong Kong & China Gas Co. Ltd.	22,591,495	18,048,533
Ground Transportation — 1.7%
MTR Corp. Ltd.	3,272,583	10,718,334
Hotels, Restaurants & Leisure — 4.7%
Galaxy Entertainment Group Ltd.	4,428,000	18,211,756
Sands China Ltd.(b)	5,070,000	11,622,396
		29,834,152
Industrial Conglomerates — 6.6%
CK Hutchison Holdings Ltd.	4,308,767	21,546,130
Jardine Matheson Holdings Ltd.	329,800	13,183,625
Swire Pacific Ltd., Class A	889,000	7,378,756
		42,108,511
Insurance — 23.4%
AIA Group Ltd.	19,437,800	149,250,892
Machinery — 5.5%
Techtronic Industries Co. Ltd.	2,520,647	35,275,705
Security	Shares	Value
Marine Transportation — 1.1%
SITC International Holdings Co. Ltd.	2,987,000	$7,189,955
Real Estate Management & Development — 13.4%
CK Asset Holdings Ltd.	3,897,767	16,975,114
Henderson Land Development Co. Ltd.	3,126,762	8,560,399
Hongkong Land Holdings Ltd.	2,328,500	10,539,985
Sino Land Co. Ltd.	8,544,000	8,556,139
Sun Hung Kai Properties Ltd.	2,752,500	25,905,178
Wharf Holdings Ltd. (The)	2,475,570	5,755,178
Wharf Real Estate Investment Co. Ltd.	3,575,150	9,315,646
		85,607,639
Retail REITs — 3.7%
Link REIT	5,120,700	23,274,021
Total Long-Term Investments — 99.9% (Cost: $772,630,772)		636,624,625
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	380,000	380,000
Total Short-Term Securities — 0.1% (Cost: $380,000)		380,000
Total Investments — 100.0% (Cost: $773,010,772)		637,004,625
Other Assets Less Liabilities — 0.0%		79,378
Net Assets — 100.0%		$637,084,003

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$4,733,617	$—	$(4,734,095)(b)	$217	$261	$—	—	$380 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	—	(210,000)(b)	—	—	380,000	380,000	25,109	—
				$217	$261	$380,000		$25,489	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Hong Kong ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Hong Kong Index	5	03/21/25	$296	$5,200
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$5,200	$—	$—	$—	$5,200

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$442,755	$—	$—	$—	$442,755
Swaps	—	—	87,373	—	—	—	87,373
	$—	$—	$530,128	$—	$—	$—	$530,128
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(42,205)	$—	$—	$—	$(42,205)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,250,552
Total return swaps:
Average notional value	$894,474
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$32,869,383	$603,755,242	$—	$636,624,625
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Hong Kong ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$380,000	$—	$—	$380,000
	$33,249,383	$603,755,242	$—	$637,004,625
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$5,200	$—	$5,200

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 1.2%
AZ-COM MARUWA Holdings Inc.	6,400	$51,187
Hamakyorex Co. Ltd.	6,400	54,172
Konoike Transport Co. Ltd.	3,200	62,979
Mitsui-Soko Holdings Co. Ltd.	2,300	119,249
Nippon Express Holdings Inc.	23,900	423,367
Sankyu Inc.	5,400	212,119
SBS Holdings Inc.	1,600	30,180
Senko Group Holdings Co. Ltd.	14,400	138,145
Yamato Holdings Co. Ltd.	30,400	387,069
		1,478,467
Automobile Components — 3.2%
Aisan Industry Co. Ltd.	3,200	42,330
Eagle Industry Co. Ltd.	1,600	22,024
Exedy Corp.	3,200	101,565
FCC Co. Ltd.	3,200	67,233
JTEKT Corp.	24,000	182,104
Koito Manufacturing Co. Ltd.	22,400	284,077
KYB Corp.	4,800	92,507
Musashi Seimitsu Industry Co. Ltd.	4,800	82,507
NHK Spring Co. Ltd.	20,800	233,385
Nifco Inc./Japan	9,600	234,517
Niterra Co. Ltd.	17,600	519,331
NOK Corp.	9,600	146,320
Pacific Industrial Co. Ltd.	4,800	44,819
Piolax Inc.	3,200	51,008
Seiren Co. Ltd.	4,800	85,169
Shoei Co. Ltd.	6,400	78,192
Stanley Electric Co. Ltd.	14,400	233,403
Sumitomo Riko Co. Ltd.	4,800	52,176
Sumitomo Rubber Industries Ltd.	20,800	241,583
Tokai Rika Co. Ltd.	6,400	94,958
Topre Corp.	4,800	58,786
Toyo Tire Corp.	12,800	215,171
Toyoda Gosei Co. Ltd.	6,400	113,363
Toyota Boshoku Corp.	9,600	128,896
TS Tech Co. Ltd.	9,600	110,310
Yokohama Rubber Co. Ltd. (The)	14,400	321,488
		3,837,222
Automobiles — 0.6%
Mazda Motor Corp.	70,400	473,245
Mitsubishi Motors Corp.	78,400	219,198
Nissan Shatai Co. Ltd.	8,000	54,532
		746,975
Banks — 5.7%
77 Bank Ltd. (The)	6,400	191,723
Aichi Financial Group Inc., NVS	3,200	58,287
Aozora Bank Ltd.	12,800	191,594
Awa Bank Ltd. (The)	3,200	61,781
Bank of Nagoya Ltd. (The)	1,600	76,969
Chugin Financial Group Inc., NVS	17,600	187,779
Daishi Hokuetsu Financial Group Inc.	8,000	146,373
Fukuoka Financial Group Inc.	20,800	547,240
Gunma Bank Ltd. (The)	36,800	279,782
Hachijuni Bank Ltd. (The)	43,200	279,250
Hirogin Holdings Inc.	28,800	227,127
Hokkoku Financial Holdings Inc.	1,600	56,496
Hokuhoku Financial Group Inc.	11,200	167,905
Hyakugo Bank Ltd. (The)	24,000	113,004
Iyogin Holdings Inc., NVS	27,200	298,140
Juroku Financial Group Inc.	3,200	96,054
Security	Shares	Value
Banks (continued)
Keiyo Bank Ltd. (The)	11,200	$61,825
Kiyo Bank Ltd. (The)	6,400	92,277
Kyoto Financial Group Inc.	27,200	394,604
Kyushu Financial Group Inc.	38,400	183,316
Mebuki Financial Group Inc.	108,800	461,520
Musashino Bank Ltd. (The)	3,200	65,781
Nanto Bank Ltd. (The)	3,200	74,662
Nishi-Nippon Financial Holdings Inc.	14,400	190,091
North Pacific Bank Ltd.	30,400	105,843
Ogaki Kyoritsu Bank Ltd. (The)	4,800	70,594
Rakuten Bank Ltd., NVS(a)	11,200	422,111
San-In Godo Bank Ltd. (The)	16,000	134,236
SBI Sumishin Net Bank Ltd., NVS	6,400	177,612
Senshu Ikeda Holdings Inc.	27,200	74,730
Seven Bank Ltd.	70,400	136,293
Shiga Bank Ltd. (The)	4,800	152,415
Shizuoka Financial Group Inc., NVS	51,200	520,150
Suruga Bank Ltd.	16,000	141,596
Toho Bank Ltd. (The)	20,800	43,545
Tokyo Kiraboshi Financial Group Inc.	3,200	106,467
TOMONY Holdings Inc.	19,200	64,589
Yamaguchi Financial Group Inc.	20,800	229,089
		6,882,850
Beverages — 0.8%
Coca-Cola Bottlers Japan Holdings Inc.	14,400	236,063
Ito En Ltd.	6,400	140,938
Lifedrink Co. Inc.	3,200	33,379
Sapporo Holdings Ltd.	8,000	422,260
Takara Holdings Inc.	17,600	136,917
		969,557
Biotechnology — 0.3%
GNI Group Ltd.(a)(b)	4,897	111,256
PeptiDream Inc.(a)	11,200	153,294
Takara Bio Inc.	6,400	36,030
		300,580
Broadline Retail — 2.1%
ASKUL Corp.	4,800	50,730
Belluna Co. Ltd.	4,800	29,431
Isetan Mitsukoshi Holdings Ltd.	38,400	586,152
Izumi Co. Ltd.	4,800	98,102
J Front Retailing Co. Ltd.	28,800	376,734
Mercari Inc.(a)	12,800	200,713
Ryohin Keikaku Co. Ltd.	30,400	801,033
Seria Co. Ltd.	4,800	82,583
Takashimaya Co. Ltd.	33,600	276,843
		2,502,321
Building Products — 1.9%
Bunka Shutter Co. Ltd.	6,400	79,249
Central Glass Co. Ltd.	3,200	69,673
Lixil Corp.	33,600	382,193
Nichias Corp.	6,400	192,221
Nichiha Corp.	3,200	64,145
Nitto Boseki Co. Ltd.	3,200	100,173
Noritz Corp.	3,200	35,984
Sanwa Holdings Corp.	20,800	679,480
Shin Nippon Air Technologies Co. Ltd.	3,200	35,534
Sinko Industries Ltd.	6,400	51,647
Takara Standard Co. Ltd.	4,800	54,026
Takasago Thermal Engineering Co. Ltd.	4,800	167,605
TOTO Ltd.	16,000	418,460
		2,330,390
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets — 0.6%
Aizawa Securities Group Co. Ltd.	1,600	$18,017
GMO Financial Holdings Inc.	4,800	23,287
Integral Corp.	1,600	37,304
JAFCO Group Co. Ltd.	6,400	98,439
M&A Capital Partners Co. Ltd.	1,600	31,119
M&A Research Institute Holdings Inc., NVS(a)(b)	3,200	28,393
Matsui Securities Co. Ltd.	11,200	59,688
Monex Group Inc.	20,800	105,869
Nihon M&A Center Holdings Inc.	33,600	131,938
Okasan Securities Group Inc.	16,000	68,026
Tokai Tokyo Financial Holdings Inc.	24,000	81,211
		683,291
Chemicals — 6.8%
ADEKA Corp.	9,600	177,970
Aica Kogyo Co. Ltd.	6,400	139,489
Air Water Inc.	22,400	278,315
Artience Co. Ltd.	4,800	97,052
Asahi Yukizai Corp.	1,600	41,342
C Uyemura & Co. Ltd.	1,600	109,690
Chugoku Marine Paints Ltd.	4,800	67,553
Daicel Corp.	27,200	235,831
Denka Co. Ltd.	9,600	132,923
DIC Corp.	9,600	205,279
Fujimi Inc.	6,700	90,660
Fuso Chemical Co. Ltd.	1,600	36,197
JCU Corp.	1,600	36,486
Kaneka Corp.	4,800	119,599
Kansai Paint Co. Ltd.	16,000	227,943
KeePer Technical Laboratory Co. Ltd.(b)	1,600	41,852
KH Neochem Co. Ltd.	3,200	53,107
Konishi Co. Ltd.	6,400	52,322
Kumiai Chemical Industry Co. Ltd.	8,049	41,475
Kuraray Co. Ltd.	35,200	442,888
Kureha Corp.	3,200	59,810
Lintec Corp.	4,800	92,041
Mitsubishi Gas Chemical Co. Inc.	17,600	270,785
Mitsui Chemicals Inc.	20,800	466,589
Nihon Parkerizing Co. Ltd.	9,600	82,743
Nippon Kayaku Co. Ltd.	16,000	143,781
Nippon Shokubai Co. Ltd.	12,800	155,483
Nippon Soda Co. Ltd.	4,800	93,968
Nissan Chemical Corp.	14,400	415,544
NOF Corp.	24,000	324,539
Okamoto Industries Inc.	1,600	55,355
Osaka Soda Co. Ltd.	8,000	75,035
PILLAR Corp./Japan	1,600	37,533
Resonac Holdings Corp.	20,800	486,678
Sakata INX Corp.	4,800	58,530
Sanyo Chemical Industries Ltd.	1,600	42,475
Shikoku Kasei Holdings Corp.	3,200	39,948
Shin-Etsu Polymer Co. Ltd.	4,800	50,563
Sumitomo Bakelite Co. Ltd.	9,600	215,832
Sumitomo Chemical Co. Ltd.	176,000	413,794
T Hasegawa Co. Ltd.	3,200	59,873
Taiyo Holdings Co. Ltd.	4,800	126,274
Takasago International Corp.	1,600	72,181
Teijin Ltd.	20,800	183,081
Toagosei Co. Ltd.	9,600	88,827
Tokai Carbon Co. Ltd.	24,000	146,834
Tokuyama Corp.	8,000	143,507
Tokyo Ohka Kogyo Co. Ltd.	11,200	269,664
Tosoh Corp.	33,600	459,148
Security	Shares	Value
Chemicals (continued)
Toyobo Co. Ltd.	9,600	$62,055
UBE Corp.	11,200	166,480
Zacros Corp.	1,600	44,096
Zeon Corp.	16,000	157,728
		8,188,747
Commercial Services & Supplies — 1.4%
Aeon Delight Co. Ltd.	1,600	49,986
Daiei Kankyo Co. Ltd.	4,800	86,346
Daiseki Co. Ltd.	4,812	117,698
Duskin Co. Ltd.	4,800	119,412
Itoki Corp.	4,800	52,686
Japan Elevator Service Holdings Co. Ltd.	8,000	146,792
Kokuyo Co. Ltd.	9,600	179,980
Matsuda Sangyo Co. Ltd.	1,660	34,076
Mitsubishi Pencil Co. Ltd.	3,200	53,913
Nippon Kanzai Holdings Co. Ltd.	1,600	27,629
Okamura Corp.	6,400	82,627
Park24 Co. Ltd.	16,000	216,796
Pilot Corp.	3,200	87,896
Prestige International Inc.	11,200	52,759
Sohgo Security Services Co. Ltd.	41,600	298,268
TRE Holdings Corp.	4,800	52,325
		1,659,189
Construction & Engineering — 3.5%
Chiyoda Corp.(a)	17,600	37,049
Chudenko Corp.	3,200	66,864
COMSYS Holdings Corp.	12,800	271,121
Dai-Dan Co. Ltd.	3,200	76,376
EXEO Group Inc.	22,400	259,061
Hazama Ando Corp.	17,600	158,304
Infroneer Holdings Inc.	22,440	173,485
JGC Holdings Corp.	25,600	189,508
Kandenko Co. Ltd.	12,800	215,641
Kinden Corp.	14,400	303,901
Kumagai Gumi Co. Ltd.	3,200	81,831
Kyudenko Corp.	4,800	144,191
Mirait One Corp.	9,600	142,432
Nippon Densetsu Kogyo Co. Ltd.	3,200	44,976
Nippon Road Co. Ltd. (The)	1,900	23,569
Nishimatsu Construction Co. Ltd.	3,200	104,632
Okumura Corp.	3,200	91,281
Penta-Ocean Construction Co. Ltd.	32,000	140,036
Raito Kogyo Co. Ltd.	4,800	80,952
Raiznext Corp.	3,200	33,641
Sanki Engineering Co. Ltd.	4,800	106,983
Shimizu Corp.	59,200	545,878
Shinnihon Corp.	3,200	32,122
SHO-BOND Holdings Co. Ltd.	4,800	150,128
Sumitomo Densetsu Co. Ltd.	1,600	47,739
Taihei Dengyo Kaisha Ltd.	1,600	50,428
Taikisha Ltd.	3,200	93,517
Takamatsu Construction Group Co. Ltd.	1,600	28,655
Toa Corp./Tokyo	6,400	57,485
Toda Corp.	25,600	157,799
Toenec Corp.	6,400	41,090
Tokyu Construction Co. Ltd.	10,140	52,758
Totetsu Kogyo Co. Ltd.	3,200	65,387
Toyo Construction Co. Ltd.	6,400	57,262
West Holdings Corp.	1,680	17,709
Yokogawa Bridge Holdings Corp.	3,200	54,954
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Yurtec Corp.	4,800	$50,816
		4,249,561
Construction Materials — 0.5%
Krosaki Harima Corp.	1,600	27,369
Maeda Kosen Co. Ltd.	4,800	57,890
Mitani Sekisan Co. Ltd.	1,600	64,133
Shinagawa Refractories Co. Ltd.	3,200	37,463
Sumitomo Osaka Cement Co. Ltd.	3,200	74,847
Taiheiyo Cement Corp.	12,800	334,332
		596,034
Consumer Finance — 0.9%
Acom Co. Ltd.	46,400	120,508
AEON Financial Service Co. Ltd.	12,800	103,487
Aiful Corp.	36,800	84,990
Credit Saison Co. Ltd.	16,000	377,874
Jaccs Co. Ltd.	3,200	83,322
Marui Group Co. Ltd.	19,200	332,500
Orient Corp.	6,400	34,621
		1,137,302
Consumer Staples Distribution & Retail — 2.2%
Aeon Hokkaido Corp.	4,800	26,695
Ain Holdings Inc.	3,200	95,297
Arcs Co. Ltd.	4,800	89,054
Axial Retailing Inc.	8,000	52,088
Belc Co. Ltd.	1,600	70,399
Cosmos Pharmaceutical Corp.	4,800	224,085
Create SD Holdings Co. Ltd.	3,200	59,815
Daikokutenbussan Co. Ltd.	500	21,538
Fuji Co. Ltd./Ehime	3,200	44,064
Genky DrugStores Co. Ltd.	1,600	30,586
H2O Retailing Corp.	11,235	170,215
Halows Co. Ltd.	1,600	42,301
Heiwado Co. Ltd.	3,200	51,251
Kato Sangyo Co. Ltd.	3,200	96,745
Kusuri no Aoki Holdings Co. Ltd.	6,000	124,527
Life Corp.	6,400	77,899
Maxvalu Tokai Co. Ltd.	1,600	31,564
Mitsubishi Shokuhin Co. Ltd.	1,600	50,721
San-A Co. Ltd.	4,800	96,351
Sugi Holdings Co. Ltd.	12,800	229,617
Sundrug Co. Ltd.	8,000	219,498
Trial Holdings Inc.(b)	4,800	58,100
Tsuruha Holdings Inc.	4,800	292,893
United Super Markets Holdings Inc.	9,600	49,743
Valor Holdings Co. Ltd.	4,800	72,352
Welcia Holdings Co. Ltd.	11,200	165,052
Yaoko Co. Ltd.	1,600	98,008
		2,640,458
Containers & Packaging — 0.4%
FP Corp.	4,800	92,187
Fuji Seal International Inc.	4,800	86,806
Rengo Co. Ltd.	22,400	119,308
Toyo Seikan Group Holdings Ltd.	12,800	201,091
		499,392
Distributors — 0.2%
Arata Corp.	3,200	67,234
Central Automotive Products Ltd.	1,600	52,067
Doshisha Co. Ltd.	3,200	44,507
PALTAC Corp.	3,200	83,702
		247,510
Security	Shares	Value
Diversified REITs — 2.7%
Activia Properties Inc.	80	$181,279
Daiwa House REIT Investment Corp.	272	447,611
Hankyu Hanshin REIT Inc.	80	76,413
Heiwa Real Estate REIT Inc.	128	107,571
Hulic REIT Inc.	160	158,973
KDX Realty Investment Corp.	496	528,035
Mirai Corp.	224	62,399
Mori Trust REIT Inc.	320	130,075
Nippon REIT Investment Corp.	192	105,939
Nomura Real Estate Master Fund Inc.	464	432,687
NTT UD REIT Investment Corp.	176	155,031
Sekisui House REIT Inc.	528	273,475
Star Asia Investment Corp.	304	105,467
Takara Leben Real Estate Investment Corp.	112	63,557
Tokyu REIT Inc.	96	107,230
United Urban Investment Corp.	352	347,295
		3,283,037
Diversified Telecommunication Services — 0.3%
Internet Initiative Japan Inc.	12,800	217,294
U-Next Holdings Co. Ltd.	8,000	95,478
		312,772
Electric Utilities — 1.6%
Chugoku Electric Power Co. Inc. (The)	36,800	210,113
Hokkaido Electric Power Co. Inc.	20,800	101,823
Hokuriku Electric Power Co.	19,200	106,539
Kyushu Electric Power Co. Inc.	51,200	450,376
Shikoku Electric Power Co. Inc.	19,200	148,101
Tohoku Electric Power Co. Inc.	56,000	400,777
Tokyo Electric Power Co. Holdings Inc.(a)	180,800	463,980
		1,881,709
Electrical Equipment — 1.2%
Daihen Corp.	1,600	74,461
Furukawa Electric Co. Ltd.	8,000	337,908
GS Yuasa Corp.	9,600	153,048
Idec Corp./Japan	3,200	54,221
Mabuchi Motor Co. Ltd.	11,200	173,434
Mirai Industry Co. Ltd.	1,600	37,601
Nitto Kogyo Corp.	3,200	64,022
Sanyo Denki Co. Ltd.	1,600	93,437
Sinfonia Technology Co. Ltd.	3,200	125,850
SWCC Corp.	3,200	130,334
Toyo Tanso Co. Ltd.	1,600	41,046
Ushio Inc.	8,000	113,073
		1,398,435
Electronic Equipment, Instruments & Components — 4.6%
Ai Holdings Corp.	4,800	61,971
Alps Alpine Co. Ltd.	22,400	231,274
Amano Corp.	6,400	165,154
Anritsu Corp.	16,000	141,876
Azbil Corp.	52,800	404,759
Canon Electronics Inc.	1,600	26,596
Canon Marketing Japan Inc.	6,400	217,074
Citizen Watch Co. Ltd.	22,400	133,620
Daiwabo Holdings Co. Ltd.	9,600	166,064
Dexerials Corp.	19,200	269,530
Furuya Metal Co. Ltd.	1,600	29,604
Hakuto Co. Ltd.	1,600	47,538
Hamamatsu Photonics KK	35,200	366,255
Hioki EE Corp	1,600	76,170
Hirose Electric Co. Ltd.	3,200	373,540
Horiba Ltd.	4,800	313,374
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Hosiden Corp.	4,800	$65,267
Ibiden Co. Ltd.	14,400	394,055
Japan Aviation Electronics Industry Ltd.	4,800	85,859
Jeol Ltd.	4,800	158,943
Kaga Electronics Co. Ltd.	4,800	85,065
Macnica Holdings Inc.	16,000	193,686
Maruwa Co. Ltd./Aichi	1,100	248,421
Maxell Ltd.	4,800	60,191
Meiko Electronics Co. Ltd.	2,300	110,723
Nichicon Corp.	4,800	40,141
Nippon Electric Glass Co. Ltd.	8,000	187,736
Nissha Co. Ltd.	4,800	45,368
Nohmi Bosai Ltd.	3,200	68,656
Oki Electric Industry Co. Ltd.	9,600	59,232
Restar Corp.	3,200	51,054
Rigaku Holdings Corp.	12,800	91,152
Riken Keiki Co. Ltd.	3,200	60,228
Ryoyo Ryosan Holdings Inc.	3,276	54,830
Taiyo Yuden Co. Ltd.	14,400	240,797
Tokyo Electron Device Ltd.	1,600	34,151
Topcon Corp.	11,200	210,942
		5,570,896
Energy Equipment & Services — 0.1%
Modec Inc.	6,400	173,407
Entertainment — 1.3%
Anycolor Inc.	3,200	60,736
Cover Corp.(a)(b)	4,800	84,122
Daiichikosho Co. Ltd.	8,000	85,194
DeNA Co. Ltd.	8,000	213,485
Gree Inc.	8,000	29,400
GungHo Online Entertainment Inc.	4,800	98,308
Koei Tecmo Holdings Co. Ltd.	9,600	129,390
Mixi Inc.	3,200	74,847
Shochiku Co. Ltd.(b)	1,600	123,897
Square Enix Holdings Co. Ltd.	9,600	453,859
Toei Animation Co. Ltd.	7,000	154,023
Toei Co. Ltd.	3,200	107,519
		1,614,780
Financial Services — 1.0%
eGuarantee Inc.	4,800	55,766
Financial Products Group Co. Ltd.	6,400	104,489
Fuyo General Lease Co. Ltd.	2,100	159,012
GMO Payment Gateway Inc.	4,800	240,690
Japan Securities Finance Co. Ltd.	9,600	114,718
Mizuho Leasing Co. Ltd.	16,000	110,199
Ricoh Leasing Co. Ltd.	1,600	55,234
Tokyo Century Corp.	17,600	173,739
Zenkoku Hosho Co. Ltd.	6,400	239,503
		1,253,350
Food Products — 3.5%
Ariake Japan Co. Ltd.	1,600	60,982
Calbee Inc.	9,600	181,985
DyDo Group Holdings Inc.	1,600	31,631
Ezaki Glico Co. Ltd.	6,400	193,481
Fuji Oil Holdings Inc.	4,800	86,988
House Foods Group Inc.	6,400	119,618
Itoham Yonekyu Holdings Inc.	3,240	80,388
Kagome Co. Ltd.	8,000	154,533
Kameda Seika Co. Ltd.	1,600	41,411
Kewpie Corp.	12,800	241,203
Security	Shares	Value
Food Products (continued)
Kotobuki Spirits Co. Ltd.	11,200	$175,490
Maruha Nichiro Corp.	4,800	99,848
Megmilk Snow Brand Co. Ltd.	4,800	82,287
Mitsui DM Sugar Holdings Co. Ltd.	1,600	37,483
Morinaga & Co. Ltd./Japan	8,000	131,062
Morinaga Milk Industry Co. Ltd.	8,000	156,087
NH Foods Ltd.	9,600	289,524
Nichirei Corp.	12,800	293,680
Nippn Corp., New	6,400	90,951
Nisshin Oillio Group Ltd. (The)	3,200	102,194
Nisshin Seifun Group Inc.	25,600	287,190
Nissui Corp.	33,600	191,845
Prima Meat Packers Ltd.	3,200	46,533
Riken Vitamin Co. Ltd.	1,600	25,020
S Foods Inc.	1,600	25,306
Sakata Seed Corp.	3,200	72,402
Showa Sangyo Co. Ltd.	1,600	29,998
Toyo Suisan Kaisha Ltd.	11,200	666,315
Yamazaki Baking Co. Ltd.	14,400	259,228
		4,254,663
Gas Utilities — 0.4%
K&O Energy Group Inc.	1,600	33,976
Nippon Gas Co. Ltd.	11,200	165,715
Shizuoka Gas Co. Ltd.	4,800	33,895
Toho Gas Co. Ltd.	8,000	218,629
		452,215
Ground Transportation — 3.7%
Fukuyama Transporting Co. Ltd.	1,600	37,027
Keikyu Corp.	25,600	250,225
Keio Corp.	12,800	329,433
Keisei Electric Railway Co. Ltd.	44,800	428,184
Kintetsu Group Holdings Co. Ltd.	20,800	467,951
Kyushu Railway Co.	17,600	422,015
Maruzen Showa Unyu Co. Ltd.	1,600	62,564
Nagoya Railroad Co. Ltd.	22,400	263,950
Nankai Electric Railway Co. Ltd.	11,200	187,709
Nikkon Holdings Co. Ltd.	11,200	173,919
Nishi-Nippon Railroad Co. Ltd.	6,400	92,450
Odakyu Electric Railway Co. Ltd.	36,800	363,678
Sakai Moving Service Co. Ltd.	3,200	50,366
Seibu Holdings Inc.	27,200	573,080
Seino Holdings Co. Ltd.	12,800	192,999
Sotetsu Holdings Inc.	9,600	143,526
Tobu Railway Co. Ltd.	20,800	359,677
		4,398,753
Health Care Equipment & Supplies — 1.2%
Asahi Intecc Co. Ltd.	25,600	418,541
Eiken Chemical Co. Ltd.	3,200	46,778
Fukuda Denshi Co. Ltd.	1,600	70,817
Hogy Medical Co. Ltd.	1,600	51,030
Japan Lifeline Co. Ltd.	6,400	66,484
Mani Inc.	8,000	71,789
Menicon Co. Ltd.	8,000	66,988
Nakanishi Inc.	8,000	112,706
Nihon Kohden Corp.	19,200	278,662
Nipro Corp.	17,600	153,419
Paramount Bed Holdings Co. Ltd.	4,800	84,245
PHC Holdings Corp.	3,200	22,898
		1,444,357
Health Care Providers & Services — 1.2%
Alfresa Holdings Corp.	20,800	276,845
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
As One Corp.	6,400	$98,611
BML Inc.	3,200	59,113
H.U. Group Holdings Inc.	6,400	112,094
Medipal Holdings Corp.	22,400	327,557
Ship Healthcare Holdings Inc.	9,600	123,294
Suzuken Co. Ltd.	8,000	253,908
Toho Holdings Co. Ltd.	6,400	179,124
Tokai Corp./Gifu	3,200	43,151
		1,473,697
Health Care Technology — 0.1%
JMDC Inc.	3,200	63,674
Medley Inc.(a)	3,200	59,287
		122,961
Hotel & Resort REITs — 0.6%
Hoshino Resorts REIT Inc.	72	97,145
Invincible Investment Corp.	912	389,081
Japan Hotel REIT Investment Corp.	592	273,947
		760,173
Hotels, Restaurants & Leisure — 3.0%
Atom Corp.(a)(b)	14,400	62,921
Colowide Co. Ltd.(b)	11,200	126,294
Create Restaurants Holdings Inc.	14,400	119,479
Doutor Nichires Holdings Co. Ltd.	3,200	50,848
Food & Life Companies Ltd.	12,800	351,420
Fuji Kyuko Co. Ltd.	1,600	24,264
Fujita Kanko Inc.	1,600	101,678
GENDA Inc.(a)(b)	3,200	58,145
Heiwa Corp.	6,416	101,051
Hiday Hidaka Corp.	3,284	58,361
HIS Co. Ltd.(a)	6,400	59,904
Ichibanya Co. Ltd.	8,000	51,185
Imperial Hotel Ltd.	4,800	28,792
KOMEDA Holdings Co. Ltd.	4,800	87,019
Koshidaka Holdings Co. Ltd.	6,400	44,377
Kura Sushi Inc.(b)	3,200	64,271
Kyoritsu Maintenance Co. Ltd.	8,060	161,714
Matsuyafoods Holdings Co. Ltd.	1,600	62,791
McDonald's Holdings Co. Japan Ltd.	9,600	363,455
Metaplanet Inc.(a)	3,200	73,383
Monogatari Corp. (The)	3,200	68,161
MOS Food Services Inc.	3,200	75,146
Ohsho Food Service Corp.	4,800	96,554
Resorttrust Inc.	9,600	198,150
Round One Corp.	24,000	181,964
Royal Holdings Co. Ltd.(b)	3,200	50,508
Saizeriya Co. Ltd.	3,200	91,667
Skylark Holdings Co. Ltd.	27,200	458,337
Tokyotokeiba Co. Ltd.	1,600	47,175
Toridoll Holdings Corp.	6,400	164,823
Yoshinoya Holdings Co. Ltd.(b)	8,000	153,865
		3,637,702
Household Durables — 2.7%
Casio Computer Co. Ltd.	22,400	187,565
ES-Con Japan Ltd.	4,800	32,821
Fujitsu General Ltd.	6,400	117,525
Haseko Corp.	28,800	379,459
Iida Group Holdings Co. Ltd.	17,600	263,635
JVCKenwood Corp.	17,600	159,793
Nagawa Co. Ltd.	1,600	71,038
Nikon Corp.	33,600	351,336
Open House Group Co. Ltd.	9,600	351,500
Security	Shares	Value
Household Durables (continued)
Rinnai Corp.	11,200	$256,274
Sangetsu Corp.	6,400	122,867
Sharp Corp./Japan(a)	30,400	199,681
Sumitomo Forestry Co. Ltd.	17,600	537,217
Tama Home Co. Ltd.	1,800	40,115
Tamron Co. Ltd.	4,400	108,945
Zojirushi Corp.	4,800	49,218
		3,228,989
Household Products — 0.5%
Earth Corp.	1,600	52,699
Lion Corp.	32,000	363,822
Pigeon Corp.	14,400	151,691
		568,212
Independent Power and Renewable Electricity Producers — 0.3%
Electric Power Development Co. Ltd.	17,600	302,099
Industrial Conglomerates — 0.4%
Keihan Holdings Co. Ltd.	11,200	250,749
Nisshinbo Holdings Inc.	17,600	106,471
Noritsu Koki Co. Ltd.	1,600	48,026
TOKAI Holdings Corp.	11,200	69,703
		474,949
Industrial REITs — 1.7%
CRE Logistics REIT Inc.	64	58,935
GLP J-REIT	560	477,054
Industrial & Infrastructure Fund Investment Corp.	288	227,634
Japan Logistics Fund Inc.	304	180,129
LaSalle Logiport REIT	208	203,643
Mitsubishi Estate Logistics REIT Investment Corp.	192	146,947
Mitsui Fudosan Logistics Park Inc.	367	251,484
Nippon Prologis REIT Inc.	272	447,646
SOSiLA Logistics REIT Inc.	80	55,573
		2,049,045
Insurance — 0.1%
Lifenet Insurance Co.(a)(b)	6,400	71,128
Interactive Media & Services — 0.2%
Kakaku.com Inc.	16,000	230,695
IT Services — 1.5%
Argo Graphics Inc.	1,600	53,896
BIPROGY Inc.	9,600	275,603
Change Holdings Inc.(b)	4,800	40,025
Dentsu Soken Inc.	3,200	126,666
Digital Garage Inc.	3,200	94,371
DTS Corp.	3,200	89,832
Future Corp.	4,800	56,481
GMO internet group Inc.	8,000	150,445
Mitsubishi Research Institute Inc.	1,600	50,083
NEC Networks & System Integration Corp.(b)	3,500	78,112
NS Solutions Corp.	8,000	209,170
NSD Co. Ltd.	6,400	145,454
Sakura Internet Inc.(b)	3,200	86,654
SHIFT Inc.(a)	22,400	188,816
Simplex Holdings Inc.	4,800	85,838
TechMatrix Corp.	4,800	69,747
Zuken Inc.	1,600	49,095
		1,850,288
Leisure Products — 1.3%
Mizuno Corp.	1,600	83,907
Roland Corp.	1,600	40,624
Sankyo Co. Ltd.	20,800	294,630
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Sega Sammy Holdings Inc.	19,200	$371,266
Tomy Co. Ltd.	9,600	233,089
Tsuburaya Fields Holdings Inc.(b)	4,800	48,769
Universal Entertainment Corp.	3,200	22,291
Yamaha Corp.	43,200	319,232
Yonex Co. Ltd.	8,000	124,143
		1,537,951
Machinery — 8.5%
Aichi Corp.	3,200	32,109
Amada Co. Ltd.	38,400	367,458
CKD Corp.	6,400	95,954
Daiwa Industries Ltd.	3,200	34,975
DMG Mori Co. Ltd.	16,000	285,572
Ebara Corp.	54,400	906,141
Fuji Corp./Aichi	9,600	141,433
Fujitec Co. Ltd.	8,000	309,583
Fukushima Galilei Co. Ltd.	3,200	57,527
Glory Ltd.	4,800	83,407
Harmonic Drive Systems Inc.(b)	6,400	198,307
Hino Motors Ltd.(a)	30,400	96,338
Hitachi Construction Machinery Co. Ltd.	12,800	333,247
IHI Corp.	16,000	940,171
Japan Steel Works Ltd. (The)	8,000	268,167
Kanadevia Corp.	19,200	116,980
Kawasaki Heavy Industries Ltd.	17,600	888,159
Kitz Corp.	6,400	48,646
Kurita Water Industries Ltd.	12,800	413,166
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,200	53,671
Makino Milling Machine Co. Ltd.	3,200	244,984
Max Co. Ltd.	3,200	89,398
Meidensha Corp.	4,800	152,764
METAWATER Co. Ltd.	3,200	40,941
MISUMI Group Inc.	33,600	549,267
Mitsubishi Logisnext Co. Ltd.	3,200	40,935
Mitsuboshi Belting Ltd.	3,200	81,437
Mitsui E&S Co. Ltd.	11,200	119,795
Miura Co. Ltd.	9,600	204,158
Morita Holdings Corp.	3,200	44,486
Nabtesco Corp.	12,800	206,535
Nachi-Fujikoshi Corp.	1,600	35,514
Namura Shipbuilding Co. Ltd.	4,800	63,677
NGK Insulators Ltd.	25,600	320,082
Nitta Corp.	1,600	38,210
Nomura Micro Science Co. Ltd.(b)	3,600	65,556
Noritake Co. Ltd.	1,600	37,969
NSK Ltd.	44,800	188,564
NTN Corp.	54,400	86,537
Obara Group Inc.	1,600	36,375
Oiles Corp.	1,696	25,584
OKUMA Corp.	4,800	107,499
Organo Corp.	3,200	151,733
OSG Corp.	8,000	91,895
Shibaura Machine Co. Ltd.	3,200	76,318
Shibuya Corp.	1,600	35,128
Shinmaywa Industries Ltd.	6,400	57,322
Star Micronics Co. Ltd.	3,200	41,762
Sumitomo Heavy Industries Ltd.	12,800	259,970
Tadano Ltd.	11,200	80,369
Takeuchi Manufacturing Co. Ltd.	4,800	165,242
Takuma Co. Ltd.	6,400	75,096
THK Co. Ltd.	14,400	367,556
Tocalo Co. Ltd.	6,400	74,966
Security	Shares	Value
Machinery (continued)
Tsubakimoto Chain Co.	8,000	$102,079
Tsugami Corp.	4,800	56,869
Tsurumi Manufacturing Co. Ltd.	1,600	34,978
Union Tool Co.	1,600	46,517
Yamabiko Corp.	3,200	53,233
		10,222,311
Marine Transportation — 0.1%
Iino Kaiun Kaisha Ltd.	8,000	55,052
NS United Kaiun Kaisha Ltd.	1,600	42,750
		97,802
Media — 1.1%
CyberAgent Inc.	51,200	382,818
Fuji Media Holdings Inc.	4,800	76,814
Hakuhodo DY Holdings Inc.	25,600	182,198
Kadokawa Corp.	11,216	260,599
Nippon Television Holdings Inc.	6,400	119,771
Septeni Holdings Co. Ltd.(b)	8,000	17,934
SKY Perfect JSAT Holdings Inc.	19,200	134,547
TBS Holdings Inc.	3,200	87,842
TV Asahi Holdings Corp.	3,200	54,114
		1,316,637
Metals & Mining — 1.9%
ARE Holdings Inc.	9,600	118,512
Daido Steel Co. Ltd.	16,000	130,411
Dowa Holdings Co. Ltd.	6,400	195,305
Kobe Steel Ltd.	44,800	529,867
Kyoei Steel Ltd.	1,600	20,970
Maruichi Steel Tube Ltd.	8,000	185,073
Mitsubishi Materials Corp.	14,400	229,438
Mitsui Mining & Smelting Co. Ltd.	6,400	182,941
Nippon Light Metal Holdings Co. Ltd.	6,400	66,424
Nittetsu Mining Co. Ltd.	1,600	62,439
Osaka Steel Co. Ltd.	1,600	30,025
Sanyo Special Steel Co. Ltd.	1,600	29,350
Tokyo Steel Manufacturing Co. Ltd.	6,400	68,584
UACJ Corp.	4,814	167,388
Yamato Kogyo Co. Ltd.	4,800	251,783
Yodogawa Steel Works Ltd.	1,600	63,421
		2,331,931
Office REITs — 1.4%
Daiwa Office Investment Corp.	55	107,064
Global One Real Estate Investment Corp.	128	90,651
Ichigo Office REIT Investment Corp.	128	69,933
Japan Excellent Inc.	144	123,068
Japan Prime Realty Investment Corp.	96	220,270
Japan Real Estate Investment Corp.	752	540,035
Mori Hills REIT Investment Corp.	176	153,343
Orix JREIT Inc.	304	344,372
		1,648,736
Oil, Gas & Consumable Fuels — 0.7%
Cosmo Energy Holdings Co. Ltd.	6,400	283,046
Itochu Enex Co. Ltd.	6,400	66,469
Iwatani Corp.	22,400	234,307
Japan Petroleum Exploration Co. Ltd.	14,400	109,433
Mitsuuroko Group Holdings Co. Ltd.	3,200	39,231
San-Ai Obbli Co. Ltd.	4,800	56,064
		788,550
Paper & Forest Products — 0.5%
Daio Paper Corp.	9,600	53,085
Hokuetsu Corp.(b)	12,800	110,373
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Paper & Forest Products (continued)
Nippon Paper Industries Co. Ltd.	11,200	$75,321
Oji Holdings Corp.	96,000	396,612
		635,391
Personal Care Products — 0.7%
Kobayashi Pharmaceutical Co. Ltd.	6,400	234,281
Kose Corp.	3,200	135,060
Milbon Co. Ltd.	3,200	62,302
Noevir Holdings Co. Ltd.	1,600	43,867
Pola Orbis Holdings Inc.	11,200	89,163
Rohto Pharmaceutical Co. Ltd.	22,400	324,550
		889,223
Pharmaceuticals — 1.4%
Hisamitsu Pharmaceutical Co. Inc.	6,400	180,220
Kaken Pharmaceutical Co. Ltd.	3,200	97,115
Kissei Pharmaceutical Co. Ltd.	3,200	78,686
Kyorin Pharmaceutical Co. Ltd.	4,800	43,852
Mochida Pharmaceutical Co. Ltd.	3,200	66,992
Nippon Shinyaku Co. Ltd.	6,400	168,287
Nxera Pharma Co. Ltd.(a)(b)	9,600	54,522
Santen Pharmaceutical Co. Ltd.	36,800	342,557
Sawai Group Holdings Co. Ltd.	12,800	163,079
Sumitomo Pharma Co. Ltd.(a)	20,800	103,149
Torii Pharmaceutical Co. Ltd.	1,600	44,592
Towa Pharmaceutical Co. Ltd.	3,200	59,650
Tsumura & Co.	6,400	183,758
ZERIA Pharmaceutical Co. Ltd.	3,200	45,106
		1,631,565
Professional Services — 1.9%
BayCurrent Inc.	16,000	680,189
Bell System24 Holdings Inc.	3,200	27,238
Dip Corp.	3,200	45,673
en Japan Inc.	3,200	35,995
Funai Soken Holdings Inc.	3,200	50,978
Infomart Corp.	22,400	56,561
Insource Co. Ltd.	4,800	27,933
JAC Recruitment Co. Ltd.	8,000	41,418
MEITEC Group Holdings Inc.	8,000	157,945
Nomura Co. Ltd.	9,600	55,041
Open Up Group Inc.	6,416	78,991
Pasona Group Inc.	3,200	43,248
Persol Holdings Co. Ltd.	201,600	315,534
SMS Co. Ltd.	8,000	61,671
TechnoPro Holdings Inc.	12,800	253,582
Timee Inc.(a)	3,200	33,858
TKC Corp.	3,200	81,016
Transcosmos Inc.	3,200	67,279
UT Group Co. Ltd.	3,200	47,838
Visional Inc.(a)	3,200	152,272
		2,314,260
Real Estate Management & Development — 1.7%
Aeon Mall Co. Ltd.	12,800	173,053
Goldcrest Co. Ltd.	1,600	33,147
Heiwa Real Estate Co. Ltd.	1,600	49,491
Ichigo Inc.	27,200	65,261
Kasumigaseki Capital Co. Ltd.(b)	900	84,994
Katitas Co. Ltd.	6,400	86,897
Keihanshin Building Co. Ltd.	3,200	30,338
Leopalace21 Corp.	19,200	72,141
Nomura Real Estate Holdings Inc.	12,800	365,394
Relo Group Inc.	11,200	141,237
Starts Corp. Inc.	3,200	86,871
Security	Shares	Value
Real Estate Management & Development (continued)
Sun Frontier Fudousan Co. Ltd.	3,200	$41,425
Tokyo Tatemono Co. Ltd.	22,400	357,696
Tokyu Fudosan Holdings Corp.	68,800	449,208
Tosei Corp.	3,200	51,906
		2,089,059
Residential REITs — 0.7%
Advance Residence Investment Corp.	336	319,726
Comforia Residential REIT Inc.	84	149,963
Daiwa Securities Living Investments Corp.	224	132,137
Nippon Accommodations Fund Inc.	320	245,004
Samty Residential Investment Corp.	48	29,322
		876,152
Retail REITs — 0.8%
AEON REIT Investment Corp.	192	167,931
Frontier Real Estate Investment Corp.	304	160,075
Fukuoka REIT Corp.	80	76,611
Japan Metropolitan Fund Invest	848	520,192
		924,809
Semiconductors & Semiconductor Equipment — 2.6%
Ferrotec Holdings Corp.	4,800	75,423
Japan Material Co. Ltd.	8,000	75,206
Kokusai Electric Corp., NVS	17,600	367,246
Megachips Corp.	1,600	52,533
Micronics Japan Co. Ltd.	3,200	92,479
Mitsui High-Tec Inc.	11,200	63,026
Optorun Co. Ltd.	3,200	35,607
Rohm Co. Ltd.	40,000	401,624
Rorze Corp.	11,200	124,343
RS Technologies Co. Ltd.	1,600	34,997
Sanken Electric Co. Ltd.(a)(b)	3,200	125,470
Shibaura Mechatronics Corp.	1,600	87,885
Shinko Electric Industries Co. Ltd.(a)	8,000	314,144
Socionext Inc.	20,800	304,713
SUMCO Corp.	41,600	318,329
Tokyo Seimitsu Co. Ltd.	4,800	264,148
Towa Corp.(b)	8,000	82,808
Tri Chemical Laboratories Inc.	3,200	74,831
Ulvac Inc.	4,800	175,613
		3,070,425
Software — 1.1%
Appier Group Inc.	8,000	80,090
Cybozu Inc.	3,200	62,479
Digital Arts Inc.	1,600	65,684
Freee KK(a)	4,800	125,258
Fuji Soft Inc.	1,887	122,507
Justsystems Corp.	3,200	78,581
Money Forward Inc.(a)(b)	4,800	128,693
OBIC Business Consultants Co. Ltd.	3,200	154,438
PKSHA Technology Inc.(a)	1,600	35,563
Plus Alpha Consulting Co. Ltd.	3,200	30,336
Rakus Co. Ltd.	11,200	142,245
Sansan Inc.(a)	8,000	110,240
Systena Corp.	30,400	69,124
WingArc1st Inc.	3,200	74,084
		1,279,322
Specialty Retail — 3.0%
ABC-Mart Inc.	11,200	214,939
Adastria Co. Ltd.	3,200	61,930
Alpen Co. Ltd.	1,600	23,973
AOKI Holdings Inc.	4,800	39,559
Aoyama Trading Co. Ltd.	4,800	67,959
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Arclands Corp.	6,479	$69,957
Autobacs Seven Co. Ltd.	8,000	78,138
Bic Camera Inc.	11,200	119,459
DCM Holdings Co. Ltd.	11,200	102,139
EDION Corp.	9,600	113,219
IDOM Inc.	6,400	47,472
JINS Holdings Inc.	1,600	69,836
Joyful Honda Co. Ltd.	6,400	82,862
Kohnan Shoji Co. Ltd.	1,600	38,491
Komeri Co. Ltd.	3,200	60,986
K's Holdings Corp.	14,400	134,158
Nextage Co. Ltd.	4,800	47,784
Nishimatsuya Chain Co. Ltd.	4,800	65,541
Nojima Corp.	8,000	132,517
PAL GROUP Holdings Co. Ltd.	4,800	98,649
Sanrio Co. Ltd.	20,800	882,650
Shimamura Co. Ltd.	4,800	275,015
USS Co. Ltd.	49,600	453,711
Workman Co. Ltd.	3,200	85,585
Yamada Holdings Co. Ltd.	62,400	178,820
Yellow Hat Ltd.	3,200	60,001
		3,605,350
Technology Hardware, Storage & Peripherals — 0.9%
Brother Industries Ltd.	27,200	525,320
Eizo Corp.	3,200	46,035
Elecom Co. Ltd.	4,800	52,834
Konica Minolta Inc.	52,800	186,000
MCJ Co. Ltd.	8,000	72,221
Riso Kagaku Corp.	4,800	43,353
Sun Corp.	1,600	78,008
Toshiba TEC Corp.	3,200	64,309
Wacom Co. Ltd.	14,400	59,955
		1,128,035
Textiles, Apparel & Luxury Goods — 0.5%
Goldwin Inc.	3,200	153,839
Gunze Ltd.	1,600	54,329
Japan Wool Textile Co. Ltd. (The)	4,800	42,479
Onward Holdings Co. Ltd.	12,800	45,997
Seiko Group Corp.	3,200	99,134
Wacoal Holdings Corp.	4,800	162,344
		558,122
Trading Companies & Distributors — 1.5%
Hanwa Co. Ltd.	4,800	158,031
Inaba Denki Sangyo Co. Ltd.	6,400	169,231
Inabata & Co. Ltd.	4,800	99,901
Japan Pulp & Paper Co. Ltd.	11,200	44,672
Kanamoto Co. Ltd.	3,200	64,021
Kanematsu Corp.	9,600	159,578
Nagase & Co. Ltd.	9,600	176,336
Nichiden Corp.	1,600	30,584
Nishio Holdings Co. Ltd.	1,600	43,731
Security	Shares	Value
Trading Companies & Distributors (continued)
Senshu Electric Co. Ltd.	1,600	$51,152
Sojitz Corp.	27,200	597,329
Totech Corp.	3,200	51,680
Trusco Nakayama Corp.	4,800	63,357
Wakita & Co. Ltd.	3,200	36,027
Yamazen Corp.	4,800	42,256
Yuasa Trading Co. Ltd.	1,600	48,245
		1,836,131
Transportation Infrastructure — 0.6%
Japan Airport Terminal Co. Ltd.	8,000	238,691
Kamigumi Co. Ltd.	9,600	217,391
Mitsubishi Logistics Corp.	30,400	213,625
Sumitomo Warehouse Co. Ltd. (The)	4,800	87,883
		757,590
Wireless Telecommunication Services — 0.1%
Okinawa Cellular Telephone Co.	3,200	88,120
Total Common Stocks — 99.2% (Cost: $127,778,284)		119,385,630
Preferred Stocks
Beverages — 0.0%
Ito En Ltd., 0.00%	3,200	40,114
Total Preferred Stocks — 0.0% (Cost: $39,778)		40,114
Total Long-Term Investments — 99.2% (Cost: $127,818,062)		119,425,744
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	1,908,732	1,909,686
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	40,000	40,000
Total Short-Term Securities — 1.6% (Cost: $1,949,686)		1,949,686
Total Investments — 100.8% (Cost: $129,767,748)		121,375,430
Liabilities in Excess of Other Assets — (0.8)%		(970,679)
Net Assets — 100.0%		$120,404,751

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Japan Small-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,191,320	$—	$(1,281,473)(a)	$476	$(637)	$1,909,686	1,908,732	$26,133 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	0 (a)	—	—	—	40,000	40,000	926	—
				$476	$(637)	$1,949,686		$27,059	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	45	03/13/25	$807	$(13,879)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$13,879	$—	$—	$—	$13,879

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$46,886	$—	$—	$—	$46,886
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(69,900)	$—	$—	$—	$(69,900)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$923,690
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Japan Small-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,199,553	$118,186,077	$—	$119,385,630
Preferred Stocks	—	40,114	—	40,114
Short-Term Securities
Money Market Funds	1,949,686	—	—	1,949,686
	$3,149,239	$118,226,191	$—	$121,375,430
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(13,879)	$—	$(13,879)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Malaysia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 46.2%
AMMB Holdings Bhd	6,263,037	$8,091,969
CIMB Group Holdings Bhd	20,280,712	35,619,911
Hong Leong Bank Bhd	1,638,540	7,876,986
Malayan Banking Bhd	13,682,181	32,893,793
Public Bank Bhd	36,681,400	37,317,490
RHB Bank Bhd	3,844,602	5,956,454
		127,756,603
Chemicals — 2.1%
Petronas Chemicals Group Bhd	7,055,100	5,899,058
Construction & Engineering — 4.1%
Gamuda Bhd	11,479,118	11,254,245
Diversified Telecommunication Services — 1.6%
Telekom Malaysia Bhd	2,900,900	4,445,723
Electric Utilities — 8.1%
Tenaga Nasional Bhd	7,323,412	22,370,236
Food Products — 10.5%
IOI Corp. Bhd	6,334,630	5,524,293
Kuala Lumpur Kepong Bhd	1,246,089	5,760,297
Nestle Malaysia Bhd	177,300	3,360,805
PPB Group Bhd	1,613,019	3,883,700
QL Resources Bhd	4,139,075	4,505,598
SD Guthrie Bhd	5,227,655	5,942,579
		28,977,272
Gas Utilities — 2.8%
Petronas Gas Bhd	1,994,300	7,820,784
Health Care Providers & Services — 3.4%
IHH Healthcare Bhd	5,552,200	9,269,219
Hotels, Restaurants & Leisure — 1.4%
Genting Bhd(a)	5,372,700	3,970,298
Industrial Conglomerates — 3.6%
Sime Darby Bhd	6,869,255	3,377,811
Sunway Bhd	6,271,900	6,491,517
		9,869,328
Marine Transportation — 2.0%
MISC Bhd	3,374,220	5,524,369
Metals & Mining — 3.8%
Press Metal Aluminium Holdings Bhd	9,342,500	10,612,090
Security	Shares	Value
Multi-Utilities — 2.9%
YTL Corp. Bhd	8,390,900	$3,565,231
YTL Power International Bhd	6,251,400	4,463,098
		8,028,329
Oil, Gas & Consumable Fuels — 1.2%
Petronas Dagangan Bhd	751,000	3,233,009
Specialty Retail — 0.9%
MR DIY Group M Bhd(b)	8,345,700	2,587,220
Wireless Telecommunication Services — 5.5%
Axiata Group Bhd	6,941,300	3,257,659
CELCOMDIGI Bhd	8,867,900	7,341,055
Maxis Bhd	5,921,100	4,598,285
		15,196,999
Total Long-Term Investments — 100.1% (Cost: $170,445,188)		276,814,782
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	2,027,638	2,028,652
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	250,000	250,000
Total Short-Term Securities — 0.8% (Cost: $2,278,755)		2,278,652
Total Investments — 100.9% (Cost: $172,723,943)		279,093,434
Liabilities in Excess of Other Assets — (0.9)%		(2,582,105)
Net Assets — 100.0%		$276,511,329

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Malaysia ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,018,508	$—	$(9,990,799)(a)	$1,451	$(508)	$2,028,652	2,027,638	$64,162 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	—	(80,000)(a)	—	—	250,000	250,000	10,323	—
				$1,451	$(508)	$2,278,652		$74,485	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	4	03/21/25	$219	$36
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$36	$—	$—	$—	$36

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$274,999	$—	$—	$—	$274,999
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,036)	$—	$—	$—	$(2,036)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$300,505
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Malaysia ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$17,090,003	$259,724,779	$—	$276,814,782
Short-Term Securities
Money Market Funds	2,278,652	—	—	2,278,652
	$19,368,655	$259,724,779	$—	$279,093,434
Derivative Financial Instruments(a)
Assets
Equity Contracts	$36	$—	$—	$36

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
18

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Pacific ex Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 63.7%
ANZ Group Holdings Ltd.	3,097,117	$57,571,102
APA Group	1,345,960	6,174,886
Aristocrat Leisure Ltd.	586,864	26,380,617
ASX Ltd.	201,525	8,432,391
BHP Group Ltd.	5,273,880	127,797,383
BlueScope Steel Ltd.	455,888	6,887,542
Brambles Ltd.	1,440,722	18,795,581
CAR Group Ltd.	393,745	9,158,546
Cochlear Ltd.	68,009	10,980,585
Coles Group Ltd.	1,393,129	17,313,078
Commonwealth Bank of Australia	1,739,419	170,439,027
Computershare Ltd.	547,973	14,056,502
CSL Ltd.	503,290	82,032,479
Fortescue Ltd.	1,760,184	18,062,504
Goodman Group	2,108,784	41,282,224
GPT Group (The)	1,991,202	5,724,286
Insurance Australia Group Ltd.	2,458,497	12,139,412
James Hardie Industries PLC(a)	446,757	14,165,694
Lottery Corp. Ltd. (The)	2,313,448	6,848,373
Macquarie Group Ltd.	376,352	53,439,650
Medibank Pvt Ltd.	2,825,010	7,661,588
National Australia Bank Ltd.	3,196,524	70,498,559
Northern Star Resources Ltd.	1,189,515	12,850,065
Origin Energy Ltd.	1,790,603	12,199,896
Pro Medicus Ltd.	59,738	9,523,384
Qantas Airways Ltd.(a)	785,766	4,669,786
QBE Insurance Group Ltd.	1,564,752	21,008,608
REA Group Ltd.	54,927	8,209,622
Reece Ltd.	234,647	2,535,752
Rio Tinto Ltd.	385,847	27,194,037
Santos Ltd.	3,375,714	13,787,443
Scentre Group	5,406,904	11,361,475
SGH Ltd.	211,514	6,830,085
Sonic Healthcare Ltd.	474,361	8,125,704
South32 Ltd.	4,712,380	10,387,000
Stockland	2,481,207	7,875,899
Suncorp Group Ltd.	1,115,576	14,016,433
Telstra Group Ltd.	4,206,447	10,863,611
Transurban Group	3,226,372	26,469,686
Treasury Wine Estates Ltd.	843,390	5,739,778
Vicinity Ltd.	4,024,121	5,472,029
Washington H Soul Pattinson & Co. Ltd.	245,036	5,210,898
Wesfarmers Ltd.	1,179,508	54,702,029
Westpac Banking Corp.	3,568,071	70,890,277
WiseTech Global Ltd.	191,192	10,774,388
Woodside Energy Group Ltd.	1,973,588	30,904,310
Woolworths Group Ltd.	1,269,740	23,750,054
Xero Ltd.(a)	151,107	16,207,711
		1,217,401,969
Hong Kong — 18.0%
AIA Group Ltd.	11,246,414	86,354,285
BOC Hong Kong Holdings Ltd.	3,845,500	13,555,418
CK Asset Holdings Ltd.	1,999,732	8,709,007
CK Hutchison Holdings Ltd.	2,785,732	13,930,144
CK Infrastructure Holdings Ltd.	657,208	4,515,180
CLP Holdings Ltd.	1,706,000	14,134,393
Futu Holdings Ltd., ADR	58,296	6,365,340
Galaxy Entertainment Group Ltd.	2,272,000	9,344,424
Hang Seng Bank Ltd.	783,600	11,005,246
Henderson Land Development Co. Ltd.	1,518,442	4,157,166
Security	Shares	Value
Hong Kong (continued)
HKT Trust & HKT Ltd., Class SS	3,947,338	$5,062,527
Hong Kong & China Gas Co. Ltd.	11,634,253	9,294,702
Hong Kong Exchanges & Clearing Ltd.	1,195,900	53,908,748
Hongkong Land Holdings Ltd.	1,148,500	5,198,700
Jardine Matheson Holdings Ltd.	166,600	6,659,769
Link REIT	2,701,563	12,278,836
MTR Corp. Ltd.	1,619,286	5,303,471
Power Assets Holdings Ltd.	1,443,000	9,782,759
Sands China Ltd.(a)	2,551,200	5,848,335
Sino Land Co. Ltd.	4,212,800	4,218,785
SITC International Holdings Co. Ltd.	1,408,000	3,389,172
Sun Hung Kai Properties Ltd.	1,506,000	14,173,732
Swire Pacific Ltd., Class A	418,500	3,473,576
Techtronic Industries Co. Ltd.	1,427,207	19,973,338
WH Group Ltd.(b)	8,745,000	7,145,316
Wharf Holdings Ltd. (The)(c)	1,098,850	2,554,594
Wharf Real Estate Investment Co. Ltd.	1,742,600	4,540,633
		344,877,596
New Zealand — 1.8%
Auckland International Airport Ltd.	1,748,073	8,002,568
Contact Energy Ltd.	823,575	4,263,452
Fisher & Paykel Healthcare Corp. Ltd.	609,228	11,648,324
Infratil Ltd.	964,919	5,880,785
Meridian Energy Ltd.	1,336,678	4,413,624
		34,208,753
Singapore — 15.8%
CapitaLand Ascendas REIT	3,887,380	7,408,674
CapitaLand Integrated Commercial Trust	6,068,701	8,870,268
CapitaLand Investment Ltd./Singapore(c)	2,442,400	4,643,788
DBS Group Holdings Ltd.	2,070,810	70,723,254
Genting Singapore Ltd.(c)	6,338,900	3,432,504
Grab Holdings Ltd., Class A(a)	2,394,721	11,614,397
Keppel Ltd.(c)	1,513,700	7,704,646
Oversea-Chinese Banking Corp. Ltd.	3,519,524	44,939,208
Sea Ltd., ADR(a)(c)	380,804	48,464,925
Sembcorp Industries Ltd.	931,200	4,211,039
Singapore Airlines Ltd.(c)	1,547,350	7,798,970
Singapore Exchange Ltd.	850,700	8,490,376
Singapore Technologies Engineering Ltd.(c)	1,622,600	6,501,918
Singapore Telecommunications Ltd.	7,724,128	19,483,206
United Overseas Bank Ltd.	1,314,100	37,226,690
Wilmar International Ltd.(c)	2,002,600	4,768,977
Yangzijiang Shipbuilding Holdings Ltd.	2,684,800	4,740,209
		301,023,049
Total Long-Term Investments — 99.3% (Cost: $1,846,406,041)		1,897,511,367
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	12,651,929	12,658,255
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Pacific ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	3,190,000	$3,190,000
Total Short-Term Securities — 0.8% (Cost: $15,846,381)		15,848,255
Total Investments — 100.1% (Cost: $1,862,252,422)		1,913,359,622
Liabilities in Excess of Other Assets — (0.1)%		(2,411,634)
Net Assets — 100.0%		$1,910,947,988

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,641,346	$1,016,714 (a)	$—	$1,252	$(1,057)	$12,658,255	12,651,929	$38,430 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	780,000	2,410,000 (a)	—	—	—	3,190,000	3,190,000	18,725	—
				$1,252	$(1,057)	$15,848,255		$57,155	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	77	03/20/25	$9,714	$(239,993)
MSCI Singapore Index	112	03/27/25	3,295	292
				$(239,701)
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Pacific ex Japan ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$292	$—	$—	$—	$292
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$239,993	$—	$—	$—	$239,993

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,016,607	$—	$—	$—	$1,016,607
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(453,623)	$—	$—	$—	$(453,623)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,424,330
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$98,422,433	$1,799,088,934	$—	$1,897,511,367
Short-Term Securities
Money Market Funds	15,848,255	—	—	15,848,255
	$114,270,688	$1,799,088,934	$—	$1,913,359,622
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$292	$—	$292
Liabilities
Equity Contracts	(239,993)	—	—	(239,993)
	$(239,993)	$292	$—	$(239,701)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Singapore ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.4%
Singapore Technologies Engineering Ltd.	8,276,000	$33,162,746
Banks — 36.1%
DBS Group Holdings Ltd.	4,438,050	151,570,322
Oversea-Chinese Banking Corp. Ltd.	6,893,250	88,016,787
United Overseas Bank Ltd.	1,206,100	34,167,195
		273,754,304
Capital Markets — 4.0%
Singapore Exchange Ltd.	3,048,877	30,429,189
Diversified Telecommunication Services — 4.7%
Singapore Telecommunications Ltd.	13,999,168	35,311,258
Entertainment — 12.7%
Sea Ltd., ADR(a)(b)	755,321	96,129,704
Food Products — 3.9%
Wilmar International Ltd.	12,329,300	29,360,903
Ground Transportation — 4.2%
Grab Holdings Ltd., Class A(a)	6,555,166	31,792,555
Hotels, Restaurants & Leisure — 3.3%
Genting Singapore Ltd.(b)	46,187,742	25,010,588
Industrial Conglomerates — 4.6%
Keppel Ltd.	6,855,000	34,891,557
Industrial REITs — 4.5%
CapitaLand Ascendas REIT	17,964,194	34,236,647
Machinery — 3.1%
Yangzijiang Shipbuilding Holdings Ltd.	13,404,700	23,666,970
Multi-Utilities — 4.2%
Sembcorp Industries Ltd.	7,016,000	31,727,505
Security	Shares	Value
Passenger Airlines — 4.7%
Singapore Airlines Ltd.(b)	7,115,667	$35,864,462
Real Estate Management & Development — 1.6%
CapitaLand Investment Ltd./Singapore(b)	6,401,700	12,171,690
Retail REITs — 3.0%
CapitaLand Integrated Commercial Trust	15,572,104	22,760,840
Total Long-Term Investments — 99.0% (Cost: $634,929,966)		750,270,918
Short-Term Securities
Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	31,338,109	31,353,778
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	470,000	470,000
Total Short-Term Securities — 4.2% (Cost: $31,825,991)		31,823,778
Total Investments — 103.2% (Cost: $666,755,957)		782,094,696
Liabilities in Excess of Other Assets — (3.2)%		(24,001,074)
Net Assets — 100.0%		$758,093,622

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,945,783	$24,408,535 (a)	$—	$3,681	$(4,221)	$31,353,778	31,338,109	$42,737 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	470,000 (a)	—	—	—	470,000	470,000	12,028	—
				$3,681	$(4,221)	$31,823,778		$54,765	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Singapore ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	70	03/27/25	$2,059	$(2,462)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/10/28	$3,493,025	$(11,308)(c)	$3,489,168	0.5%
	Monthly	JPMorgan Chase Bank NA(d)	02/10/26	2,305,937	90,265 (e)	2,402,296	0.3
					$78,957	$5,891,464

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(7,451) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(6,094) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)
Range: Benchmarks:	55 basis points SGD - Overnight Rate Average (SORA)	55 basis points SGD - Overnight Rate Average (SORA)
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Singapore ETF

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Capital Markets
Singapore Exchange Ltd.	349,600	$3,489,168	100.0%
Net Value of Reference Entity — HSBC Bank PLC		$3,489,168
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Capital Markets
Singapore Exchange Ltd.	240,700	$2,402,296	100.0%
Net Value of Reference Entity — JPMorgan Chase Bank NA		$2,402,296
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$90,265	$(11,308)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$90,265	$—	$—	$—	$90,265
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,462	$—	$—	$—	$2,462
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$11,308	$—	$—	$—	$11,308
	$—	$—	$13,770	$—	$—	$—	$13,770

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$323,722	$—	$—	$—	$323,722
Swaps	—	—	10,357	—	—	—	10,357
	$—	$—	$334,079	$—	$—	$—	$334,079
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(18,678)	$—	$—	$—	$(18,678)
Swaps	—	—	78,957	—	—	—	78,957
	$—	$—	$60,279	$—	$—	$—	$60,279
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Singapore ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,223,213
Total return swaps:
Average notional value	$3,064,317
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$2,462
Swaps - OTC	90,265	11,308
Total derivative assets and liabilities in the Statement of Assets and Liabilities	90,265	13,770
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	(2,462)
Total derivative assets and liabilities subject to an MNA	$90,265	$11,308
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
JPMorgan Chase Bank NA	$90,265	$—	$—	$—	$90,265

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)
HSBC Bank PLC	$11,308	$—	$—	$—	$11,308

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$127,922,259	$622,348,659	$—	$750,270,918
Short-Term Securities
Money Market Funds	31,823,778	—	—	31,823,778
	$159,746,037	$622,348,659	$—	$782,094,696
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$90,265	$—	$90,265
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Singapore ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$—	$(13,770)	$—	$(13,770)
	$—	$76,495	$—	$76,495

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
26

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Taiwan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd.(a)	16,557,670	$25,277,341
Banks — 10.7%
Chang Hwa Commercial Bank Ltd.	49,580,210	27,314,635
CTBC Financial Holding Co. Ltd.	87,103,325	107,626,997
E.Sun Financial Holding Co. Ltd.	73,858,101	65,155,617
First Financial Holding Co. Ltd.	60,463,918	50,692,860
Hua Nan Financial Holdings Co. Ltd.	53,960,410	45,560,008
Mega Financial Holding Co. Ltd.	59,568,297	71,652,816
Shanghai Commercial & Savings Bank Ltd. (The)(a)	25,765,218	34,345,222
SinoPac Financial Holdings Co. Ltd.	67,338,281	46,350,228
Taishin Financial Holding Co. Ltd.(a)	69,918,483	36,895,764
Taiwan Business Bank	55,741,355	26,429,193
Taiwan Cooperative Financial Holding Co. Ltd.	58,894,418	43,856,920
		555,880,260
Biotechnology — 0.6%
PharmaEssentia Corp.(b)	1,772,000	33,931,484
Chemicals — 1.7%
Formosa Chemicals & Fibre Corp.(a)	29,004,610	26,017,823
Formosa Plastics Corp.(a)	26,984,518	31,668,980
Nan Ya Plastics Corp.(a)	32,480,938	33,082,860
		90,769,663
Communications Equipment — 1.3%
Accton Technology Corp.	3,306,000	66,174,081
Construction Materials — 1.3%
Asia Cement Corp.	19,514,136	24,695,304
TCC Group Holdings Co. Ltd.(a)	39,660,645	42,225,648
		66,920,952
Consumer Staples Distribution & Retail — 0.6%
President Chain Store Corp.(a)	3,822,215	30,466,539
Diversified Telecommunication Services — 1.4%
Chunghwa Telecom Co. Ltd.	18,134,648	70,540,004
Electrical Equipment — 1.0%
Fortune Electric Co. Ltd.(a)	1,402,800	26,535,868
Voltronic Power Technology Corp.	495,000	24,468,377
Ya Hsin Industrial Co. Ltd.(c)	6,845,461	2
		51,004,247
Electronic Equipment, Instruments & Components — 14.0%
AUO Corp.	55,596,664	25,622,266
Delta Electronics Inc.	9,271,180	111,318,948
E Ink Holdings Inc.(a)	4,993,000	41,188,960
Elite Material Co. Ltd.	1,801,000	34,153,794
Hon Hai Precision Industry Co. Ltd.(a)	51,854,296	268,476,043
Innolux Corp.(a)	60,130,296	27,025,006
Largan Precision Co. Ltd.	548,794	44,649,248
Lotes Co. Ltd.	547,000	26,975,051
Pacific Electric Wire & Cable Co. Ltd.(c)	197	—
Synnex Technology International Corp.	11,305,364	24,007,083
Unimicron Technology Corp.(a)	8,584,000	30,243,847
WPG Holdings Ltd.(a)	13,845,604	29,642,670
Yageo Corp.(a)	2,454,459	41,585,263
Zhen Ding Technology Holding Ltd.(a)	6,270,072	22,040,797
		726,928,976
Entertainment — 0.8%
International Games System Co. Ltd.(a)	1,395,000	41,132,771
Security	Shares	Value
Financial Services — 1.9%
Chailease Holding Co. Ltd.(a)	9,025,867	$34,258,979
Yuanta Financial Holding Co. Ltd.	59,349,639	65,798,909
		100,057,888
Food Products — 1.1%
Uni-President Enterprises Corp.	24,139,189	59,438,998
Household Durables — 0.4%
Nien Made Enterprise Co. Ltd.	1,725,000	23,060,289
Industrial Conglomerates — 0.5%
Far Eastern New Century Corp.	24,926,843	24,203,840
Insurance — 5.6%
Cathay Financial Holding Co. Ltd.	43,217,798	89,124,725
Fubon Financial Holding Co. Ltd.	40,090,434	111,680,167
KGI Financial Holding Co. Ltd.	90,877,587	50,036,965
Shin Kong Financial Holding Co. Ltd.(b)	105,634,042	39,657,481
		290,499,338
Machinery — 0.6%
Airtac International Group(a)	1,067,826	30,957,191
Marine Transportation — 1.8%
Evergreen Marine Corp. Taiwan Ltd.(a)	6,459,013	41,936,976
Wan Hai Lines Ltd.(a)	8,635,000	21,792,938
Yang Ming Marine Transport Corp.(a)	14,046,000	30,817,900
		94,547,814
Metals & Mining — 0.9%
China Steel Corp.(a)	65,461,977	48,299,934
Passenger Airlines — 1.1%
China Airlines Ltd.(a)	33,098,000	23,715,708
Eva Airways Corp.	24,294,000	31,539,895
		55,255,603
Real Estate Management & Development — 0.4%
Ruentex Development Co. Ltd.(a)	16,563,969	21,195,545
Semiconductors & Semiconductor Equipment — 35.9%
Alchip Technologies Ltd.	485,279	47,822,837
ASE Technology Holding Co. Ltd.(a)	15,937,432	80,543,739
eMemory Technology Inc.	414,000	36,217,624
Global Unichip Corp.(a)	724,000	28,690,156
Globalwafers Co. Ltd.(a)	2,267,000	25,748,181
Jentech Precision Industrial Co. Ltd.(a)	642,000	25,758,114
MediaTek Inc.	6,385,175	285,603,589
Novatek Microelectronics Corp.(a)	3,174,544	51,967,226
Realtek Semiconductor Corp.	2,703,063	44,598,591
Silergy Corp.(a)	2,305,000	31,090,180
Taiwan Semiconductor Manufacturing Co. Ltd.	36,217,882	1,104,681,373
United Microelectronics Corp.(a)	53,456,501	70,245,575
Vanguard International Semiconductor Corp.(a)	8,992,539	27,030,784
		1,859,997,969
Specialty Retail — 0.7%
Hotai Motor Co. Ltd.(a)	1,890,500	35,175,874
Technology Hardware, Storage & Peripherals — 11.6%
Acer Inc.(a)	24,343,737	28,723,063
Advantech Co. Ltd.	3,113,021	38,106,530
Asia Vital Components Co. Ltd.(a)	1,979,000	31,175,864
Asustek Computer Inc.	3,980,857	81,474,729
Catcher Technology Co. Ltd.	4,510,743	28,137,117
Compal Electronics Inc.(a)	31,418,554	36,727,456
Gigabyte Technology Co. Ltd.(a)	3,882,000	29,934,503
Inventec Corp.(a)	20,678,868	28,608,947
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Taiwan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Lite-On Technology Corp.	12,119,071	$38,821,440
Micro-Star International Co. Ltd.	5,392,000	29,979,895
Pegatron Corp.	12,249,037	34,980,612
Quanta Computer Inc.(a)	13,185,240	97,717,299
Wistron Corp.(a)	14,745,000	49,322,505
Wiwynn Corp.(a)	809,000	47,282,670
		600,992,630
Textiles, Apparel & Luxury Goods — 1.5%
Eclat Textile Co. Ltd.(a)	1,636,601	26,789,932
Feng TAY Enterprise Co. Ltd.(a)	5,493,916	22,811,033
Pou Chen Corp.	22,777,103	26,420,908
		76,021,873
Transportation Infrastructure — 0.4%
Taiwan High Speed Rail Corp.(a)	24,124,000	20,100,701
Wireless Telecommunication Services — 1.4%
Far EasTone Telecommunications Co. Ltd.	12,583,259	34,311,111
Taiwan Mobile Co. Ltd.	10,972,609	38,170,139
		72,481,250
Total Long-Term Investments — 99.7% (Cost: $2,391,377,704)		5,171,313,055
Security	Shares	Value
Short-Term Securities
Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	541,903,552	$542,174,504
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	1,840,000	1,840,000
Total Short-Term Securities — 10.5% (Cost: $544,032,072)		544,014,504
Total Investments — 110.2% (Cost: $2,935,409,776)		5,715,327,559
Liabilities in Excess of Other Assets — (10.2)%		(529,701,532)
Net Assets — 100.0%		$5,185,626,027

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$613,674,237	$—	$(71,447,304)(a)	$112,148	$(164,577)	$542,174,504	541,903,552	$3,778,224 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,840,000 (a)	—	—	—	1,840,000	1,840,000	69,096	—
				$112,148	$(164,577)	$544,014,504		$3,847,320	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	187	03/28/25	$13,705	$(928,180)
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Taiwan ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$928,180	$—	$—	$—	$928,180

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(361,552)	$—	$—	$—	$(361,552)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,214,599)	$—	$—	$—	$(1,214,599)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,436,635
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$5,171,313,053	$2	$5,171,313,055
Short-Term Securities
Money Market Funds	544,014,504	—	—	544,014,504
	$544,014,504	$5,171,313,053	$2	$5,715,327,559
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(928,180)	$—	$(928,180)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Thailand ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.3%
Sri Trang Agro-Industry PCL, NVDR	1,182,345	$548,456
Banks — 8.1%
Kasikornbank PCL, NVDR	818,700	3,637,151
Kiatnakin Phatra Bank PCL, NVDR(a)	292,373	471,584
Krung Thai Bank PCL, NVDR	4,818,300	3,176,828
SCB X PCL, NVDR	1,162,800	4,157,258
Thanachart Capital PCL, NVDR(a)	362,100	506,009
Tisco Financial Group PCL, NVDR	276,500	795,011
TMBThanachart Bank PCL, NVDR	33,627,200	1,890,922
		14,634,763
Beverages — 0.9%
Carabao Group PCL, NVDR	487,400	970,043
Osotspa PCL, NVDR(a)	1,659,700	724,728
		1,694,771
Broadline Retail — 1.3%
Central Retail Corp. PCL, NVDR	2,498,234	2,452,575
Building Products — 0.0%
Dynasty Ceramic PCL, NVDR	239,240	8,611
Chemicals — 1.0%
PTT Global Chemical PCL, NVDR(a)	3,114,207	1,453,986
TOA Paint Thailand PCL, NVDR	857,900	286,325
		1,740,311
Construction & Engineering — 0.4%
CH Karnchang PCL, NVDR	1,520,900	615,949
PSG Corp. PCL, NVS(b)	10,494,800	64,493
		680,442
Construction Materials — 2.8%
Siam Cement PCL (The), NVDR	1,077,500	4,024,285
Siam City Cement PCL, NVDR(a)	83,500	397,537
Tipco Asphalt PCL, NVDR	872,100	424,335
TPI Polene PCL, NVDR	8,088,000	213,013
		5,059,170
Consumer Finance — 3.6%
AEON Thana Sinsap Thailand PCL, NVDR	120,900	385,282
Bangkok Commercial Asset Management PCL, NVDR	2,455,500	457,746
JMT Network Services PCL, NVDR	907,400	317,814
Krungthai Card PCL, NVDR(a)	1,249,500	1,815,942
Muangthai Capital PCL, NVDR	1,028,800	1,420,293
Ngern Tid Lor PCL, NVDR	2,012,292	1,022,248
Srisawad Corp. PCL, NVDR	1,049,956	1,063,826
		6,483,151
Consumer Staples Distribution & Retail — 8.8%
Berli Jucker PCL, NVDR	1,384,100	889,603
CP ALL PCL, NVDR	8,065,800	12,754,900
CP Axtra PCL	2,880,911	2,427,999
		16,072,502
Containers & Packaging — 0.4%
SCG Packaging PCL, NVDR	1,779,000	703,988
Diversified Consumer Services — 0.1%
SISB PCL	399,500	249,143
Diversified Telecommunication Services — 3.0%
Jasmine International PCL, NVDR(b)	4,747,868	228,639
Jasmine Technology Solution PCL(a)(b)	298,109	343,111
True Corp. PCL, NVDR(b)	14,318,648	4,829,264
		5,401,014
Security	Shares	Value
Electronic Equipment, Instruments & Components — 6.5%
Cal-Comp Electronics Thailand PCL, NVDR	4,330,600	$749,503
Delta Electronics Thailand PCL, NVDR(a)	4,307,708	9,834,210
Hana Microelectronics PCL, NVDR	856,100	406,608
Jaymart Group Holdings PCL, NVDR(a)	837,300	231,907
KCE Electronics PCL, NVDR	1,061,400	572,607
		11,794,835
Food Products — 3.7%
Betagro PCL, NVS	951,200	543,506
Charoen Pokphand Foods PCL, NVDR	5,230,000	3,738,736
GFPT PCL, NVDR	204,900	48,945
Ichitan Group PCL, NVDR(a)	830,400	304,023
I-TAIL Corp. PCL, NVS	1,052,200	505,956
Thai Union Group PCL, NVDR	3,692,500	1,233,152
Thai Vegetable Oil PCL, NVDR(a)	614,388	402,730
		6,777,048
Ground Transportation — 1.0%
BTS Group Holdings PCL, NVDR(a)(b)	11,115,700	1,893,522
Health Care Equipment & Supplies — 0.2%
Sri Trang Gloves Thailand PCL, NVDR	1,414,900	309,883
Health Care Providers & Services — 9.3%
Bangkok Chain Hospital PCL, NVDR(a)	1,550,125	734,861
Bangkok Dusit Medical Services PCL, NVDR	15,366,800	10,882,334
Bumrungrad Hospital PCL, NVDR	823,576	4,714,230
Chularat Hospital PCL, NVDR(a)	6,837,700	432,202
Thonburi Healthcare Group PCL, NVDR	311,800	100,367
		16,863,994
Hotels, Restaurants & Leisure — 2.7%
Central Plaza Hotel PCL, NVDR(a)	652,700	602,569
Minor International PCL, NVDR(a)	4,699,410	4,002,539
MK Restaurants Group PCL, NVDR	381,600	215,521
		4,820,629
Independent Power and Renewable Electricity Producers — 6.0%
B Grimm Power PCL, NVDR(a)	1,275,900	419,421
Banpu Power PCL, NVDR	869,400	179,363
BCPG PCL, NVDR(a)	1,862,250	308,508
CK Power PCL, NVDR	2,807,360	217,147
Electricity Generating PCL, NVDR	329,800	928,664
Energy Absolute PCL, NVDR(a)	6,155,400	444,844
Global Power Synergy PCL, NVDR	973,800	808,345
Gulf Energy Development PCL, NVDR	4,051,900	5,821,251
Gunkul Engineering PCL, NVDR	5,521,522	275,292
Ratch Group PCL, NVDR	1,507,700	1,147,833
TPI Polene Power PCL, NVDR	3,481,000	275,037
		10,825,705
Insurance — 0.9%
Bangkok Life Assurance PCL, NVDR	825,600	485,872
Dhipaya Group Holdings PCL, NVDR	221,900	131,169
Thai Life Insurance PCL, NVDR	3,163,300	1,038,235
		1,655,276
Marine Transportation — 0.2%
Regional Container Lines PCL, NVDR	515,200	367,868
Media — 1.1%
Plan B Media PCL, NVDR	2,370,160	458,384
VGI PCL, NVDR(b)	16,576,350	1,511,510
		1,969,894
Oil, Gas & Consumable Fuels — 13.1%
Bangchak Corp. PCL, NVDR(a)	1,234,100	1,395,145
Banpu PCL, NVDR	11,763,724	1,427,580
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Thailand ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
IRPC PCL, NVDR(a)	15,525,000	$387,197
Prima Marine PCL, NVDR	1,341,700	296,432
PTT Exploration & Production PCL, NVDR(a)	1,919,384	6,134,000
PTT PCL, NVDR(a)	13,809,500	12,739,250
Star Petroleum Refining PCL, NVDR(a)	2,438,700	386,787
Thai Oil PCL, NVDR(a)	1,697,200	1,133,868
		23,900,259
Passenger Airlines — 0.5%
Asia Aviation PCL, NVDR(b)	7,100,147	425,538
Bangkok Airways PCL, NVDR	870,300	516,275
		941,813
Pharmaceuticals — 0.2%
Mega Lifesciences PCL, NVDR	481,700	459,497
Real Estate Management & Development — 6.1%
Amata Corp. PCL, NVDR	1,112,000	766,321
AP Thailand PCL, NVDR(a)	3,259,186	855,055
Central Pattana PCL, NVDR	2,789,800	4,031,122
Land & Houses PCL, NVDR	11,559,600	1,499,006
MBK PCL, NVDR	1,228,400	604,900
Quality Houses PCL, NVDR	9,620,232	448,367
Sansiri PCL, NVDR(a)	20,238,837	991,324
Supalai PCL, NVDR	1,637,300	824,567
WHA Corp. PCL, NVDR	11,316,540	1,140,932
		11,161,594
Specialty Retail — 3.0%
Aurora Design PCL, NVDR	552,800	228,344
Com7 PCL, NVDR	1,503,500	967,752
Dohome PCL, NVDR(a)	1,338,337	284,730
Home Product Center PCL, NVDR(a)	8,172,073	2,026,131
PTT Oil & Retail Business PCL, NVDR	4,144,100	1,336,972
Siam Global House PCL, NVDR	2,259,380	523,846
		5,367,775
Transportation Infrastructure — 5.1%
Airports of Thailand PCL, NVDR(a)	5,920,100	7,511,448
Security	Shares	Value
Transportation Infrastructure (continued)
Bangkok Expressway & Metro PCL, NVDR(a)	9,501,353	$1,783,426
		9,294,874
Water Utilities — 0.3%
TTW PCL, NVDR	1,929,066	510,880
Wireless Telecommunication Services — 9.0%
Advanced Info Service PCL, NVDR	1,643,419	13,288,046
Intouch Holdings PCL, NVDR	1,329,600	3,084,385
		16,372,431
Total Long-Term Investments — 99.6% (Cost: $281,826,976)		181,016,674
Short-Term Securities
Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	14,564,811	14,572,093
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	270,000	270,000
Total Short-Term Securities — 8.2% (Cost: $14,832,526)		14,842,093
Total Investments — 107.8% (Cost: $296,659,502)		195,858,767
Liabilities in Excess of Other Assets — (7.8)%		(14,146,951)
Net Assets — 100.0%		$181,711,816

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,695,288	$—	$(14,121,473)(a)	$4,056	$(5,778)	$14,572,093	14,564,811	$557,589 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	520,000	—	(250,000)(a)	—	—	270,000	270,000	7,649	—
				$4,056	$(5,778)	$14,842,093		$565,238	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Thailand ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	16	03/21/25	$877	$(29,616)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$29,616	$—	$—	$—	$29,616

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$23,231	$—	$—	$—	$23,231
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(23,723)	$—	$—	$—	$(23,723)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$493,130
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$15,959,346	$165,057,328	$—	$181,016,674
Short-Term Securities
Money Market Funds	14,842,093	—	—	14,842,093
	$30,801,439	$165,057,328	$—	$195,858,767
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Thailand ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(29,616)	$—	$—	$(29,616)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$636,624,625	$119,425,744	$276,814,782	$1,897,511,367
Investments, at value—affiliated(c)	380,000	1,949,686	2,278,652	15,848,255
Cash	5,901	2,417	4,976	891
Cash pledged for futures contracts	16,500	—	7,000	—
Foreign currency collateral pledged for futures contracts(d)	—	25,595	—	964,902
Foreign currency, at value(e)	122,955	291,108	117,531	2,417,300
Receivables:
Investments sold	7,529,891	4,937,589	6,496,653	28,078,949
Securities lending income—affiliated	105	4,470	6,697	3,729
Swaps	2,835	—	—	—
Capital shares sold	—	—	—	12,878,316
Dividends—unaffiliated	38,066	435,675	110,362	8,052,920
Dividends—affiliated	1,495	81	808	2,392
Tax reclaims	—	2,014	—	—
Total assets	644,722,373	127,074,379	285,837,461	1,965,759,021
LIABILITIES
Due to broker	77	—	—	—
Collateral on securities loaned, at value	—	1,909,292	2,030,964	12,682,542
Payables:
Investments purchased	7,401,085	4,709,482	7,185,009	41,364,721
Investment advisory fees	232,748	45,935	107,043	677,229
Variation margin on futures contracts	4,460	4,919	3,116	86,541
Total liabilities	7,638,370	6,669,628	9,326,132	54,811,033
Commitments and contingent liabilities
NET ASSETS	$637,084,003	$120,404,751	$276,511,329	$1,910,947,988
NET ASSETS CONSIST OF
Paid-in capital	$1,445,321,245	$149,594,425	$323,726,955	$2,677,350,835
Accumulated loss	(808,237,242)	(29,189,674)	(47,215,626)	(766,402,847)
NET ASSETS	$637,084,003	$120,404,751	$276,511,329	$1,910,947,988
NET ASSET VALUE
Shares outstanding	36,300,000	1,600,000	11,700,000	42,600,000
Net asset value	$17.55	$75.25	$23.63	$44.86
Shares authorized	375 million	500 million	300 million	1 billion
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$772,630,772	$127,818,062	$170,445,188	$1,846,406,041
(b) Securities loaned, at value	$—	$1,792,203	$1,924,146	$12,125,275
(c) Investments, at cost—affiliated	$380,000	$1,949,686	$2,278,755	$15,846,381
(d) Foreign currency collateral pledged, at cost	$—	$24,831	$—	$995,527
(e) Foreign currency, at cost	$123,119	$288,480	$118,539	$2,420,119
See notes to financial statements.
Statements of Assets and Liabilities
34

Statements of Assets and Liabilities (unaudited)(continued)
February 28, 2025

	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$750,270,918	$5,171,313,055	$181,016,674
Investments, at value—affiliated(c)	31,823,778	544,014,504	14,842,093
Cash	9,285	7,254	7,945
Cash pledged for futures contracts	—	1,065,000	33,000
Foreign currency collateral pledged for futures contracts(d)	139,849	—	—
Foreign currency, at value(e)	7,789,587	14,985,927	51,363
Receivables:
Investments sold	13,926,653	105,427,607	3,408,098
Securities lending income—affiliated	11,687	717,434	80,989
Swaps	36,959	—	—
Dividends—unaffiliated	1,057,624	274,539	1,008,052
Dividends—affiliated	1,031	7,009	821
Variation margin on futures contracts	19,369	—	—
Unrealized appreciation on OTC swaps	90,265	—	—
Total assets	805,177,005	5,837,812,329	200,449,035
LIABILITIES
Due to broker	1,296	—	—
Collateral on securities loaned, at value	31,339,747	542,224,320	14,573,437
Payables:
Investments purchased	15,413,688	106,571,630	4,058,612
Swaps	55,779	—	—
Foreign taxes	—	143,203	—
Investment advisory fees	261,565	2,446,311	88,151
Variation margin on futures contracts	—	800,838	17,019
Unrealized depreciation on OTC swaps	11,308	—	—
Total liabilities	47,083,383	652,186,302	18,737,219
Commitments and contingent liabilities
NET ASSETS	$758,093,622	$5,185,626,027	$181,711,816
NET ASSETS CONSIST OF
Paid-in capital	$1,013,715,598	$2,511,561,525	$461,670,423
Accumulated earnings (loss)	(255,621,976)	2,674,064,502	(279,958,607)
NET ASSETS	$758,093,622	$5,185,626,027	$181,711,816
NET ASSET VALUE
Shares outstanding	32,550,000	101,200,000	3,400,000
Net asset value	$23.29	$51.24	$53.44
Shares authorized	300 million	900 million	200 million
Par value	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$634,929,966	$2,391,377,704	$281,826,976
(b) Securities loaned, at value	$30,642,646	$506,158,664	$13,689,899
(c) Investments, at cost—affiliated	$31,825,991	$544,032,072	$14,832,526
(d) Foreign currency collateral pledged, at cost	$141,097	$—	$—
(e) Foreign currency, at cost	$7,857,840	$14,901,551	$51,924
See notes to financial statements.
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF
INVESTMENT INCOME
Dividends—unaffiliated	$8,115,650	$1,469,434	$6,031,425	$34,360,804
Dividends—affiliated	25,109	926	10,323	18,725
Interest—unaffiliated	1,095	90	2,361	10,313
Securities lending income—affiliated—net	380	26,133	64,162	38,430
Foreign taxes withheld	—	(143,872)	(350)	(359,603)
Total investment income	8,142,234	1,352,711	6,107,921	34,068,669
EXPENSES
Investment advisory	1,533,226	296,243	784,537	4,563,738
Commitment costs	3,322	576	1,657	—
Interest expense	308	—	1,199	—
Total expenses	1,536,856	296,819	787,393	4,563,738
Net investment income	6,605,378	1,055,892	5,320,528	29,504,931
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(20,427,914)	(2,204,611)	(4,122,262)	(40,796,183)
Investments—affiliated	217	476	1,451	1,252
Foreign currency transactions	1,919	(53,483)	(55,004)	(120,838)
Futures contracts	442,755	46,886	274,999	1,016,607
In-kind redemptions—unaffiliated(a)	1,350,438	3,448,534	—	20,659,348
Swaps	87,373	—	—	—
	(18,545,212)	1,237,802	(3,900,816)	(19,239,814)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	61,489,670	(4,692,659)	(27,507,445)	(4,912,517)
Investments—affiliated	261	(637)	(508)	(1,057)
Foreign currency translations	(208)	(1,467)	(6,763)	(228,988)
Futures contracts	(42,205)	(69,900)	(2,036)	(453,623)
	61,447,518	(4,764,663)	(27,516,752)	(5,596,185)
Net realized and unrealized gain (loss)	42,902,306	(3,526,861)	(31,417,568)	(24,835,999)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,507,684	$(2,470,969)	$(26,097,040)	$4,668,932
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
36

Statements of Operations (unaudited)(continued)
Six Months Ended February 28, 2025

	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand ETF
INVESTMENT INCOME
Dividends—unaffiliated	$4,801,498	$19,230,195	$2,259,049
Dividends—affiliated	12,028	69,096	7,649
Interest—unaffiliated	1,533	44,853	653
Securities lending income—affiliated—net(a)	42,737	3,778,224	557,589
Foreign taxes withheld	(111,996)	(4,968,673)	(216,975)
Total investment income	4,745,800	18,153,695	2,607,965
EXPENSES
Investment advisory	1,439,769	16,140,989	617,787
Commitment costs	2,913	20,218	1,085
Interest expense	352	83,313	88
Total expenses	1,443,034	16,244,520	618,960
Net investment income	3,302,766	1,909,175	1,989,005
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	2,767,310	29,724,911	(11,241,588)
Investments—affiliated	3,681	112,148	4,056
Foreign currency transactions	18,909	(450,826)	44,627
Futures contracts	323,722	(361,552)	23,231
In-kind redemptions—unaffiliated(b)	10,057,407	—	(5,377,112)
Swaps	10,357	—	—
	13,181,386	29,024,681	(16,546,786)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	65,628,160	(141,226,845)	(9,512,089)
Investments—affiliated	(4,221)	(164,577)	(5,778)
Foreign currency translations	(79,543)	(208,894)	(24,810)
Futures contracts	(18,678)	(1,214,599)	(23,723)
Swaps	78,957	—	—
	65,604,675	(142,814,915)	(9,566,400)
Net realized and unrealized gain (loss)	78,786,061	(113,790,234)	(26,113,186)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$82,088,827	$(111,881,059)	$(24,124,181)
(a) Net of securities lending income tax paid of	$—	$944,127	$—
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Hong Kong ETF		iShares MSCI Japan Small-Cap ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,605,378	$20,725,616	$1,055,892	$2,313,872
Net realized gain (loss)	(18,545,212)	(99,622,780)	1,237,802	3,635,680
Net change in unrealized appreciation (depreciation)	61,447,518	32,334,786	(4,764,663)	6,769,791
Net increase (decrease) in net assets resulting from operations	49,507,684	(46,562,378)	(2,470,969)	12,719,343
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,866,814)(b)	(25,933,938)	(1,016,559)(b)	(2,710,304)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	91,242,389	(46,634,759)	15,756,929	(21,206,680)
NET ASSETS
Total increase (decrease) in net assets	127,883,259	(119,131,075)	12,269,401	(11,197,641)
Beginning of period	509,200,744	628,331,819	108,135,350	119,332,991
End of period	$637,084,003	$509,200,744	$120,404,751	$108,135,350

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
38

Statements of Changes in Net Assets(continued)

	iShares MSCI Malaysia ETF		iShares MSCI Pacific ex Japan ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,320,528	$8,960,292	$29,504,931	$68,191,796
Net realized gain (loss)	(3,900,816)	2,580,543	(19,239,814)	(50,276,065)
Net change in unrealized appreciation (depreciation)	(27,516,752)	54,541,164	(5,596,185)	249,250,243
Net increase (decrease) in net assets resulting from operations	(26,097,040)	66,081,999	4,668,932	267,165,974
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,848,832)(b)	(8,448,335)	(40,923,389)(b)	(73,370,730)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(13,964,254)	6,946,437	(26,637,377)	(62,623,096)
NET ASSETS
Total increase (decrease) in net assets	(45,910,126)	64,580,101	(62,891,834)	131,172,148
Beginning of period	322,421,455	257,841,354	1,973,839,822	1,842,667,674
End of period	$276,511,329	$322,421,455	$1,910,947,988	$1,973,839,822

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI Singapore ETF		iShares MSCI Taiwan ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,302,766	$20,569,575	$1,909,175	$93,095,012
Net realized gain (loss)	13,181,386	(10,273,785)	29,024,681	153,466,663
Net change in unrealized appreciation (depreciation)	65,604,675	57,686,753	(142,814,915)	881,580,860
Net increase (decrease) in net assets resulting from operations	82,088,827	67,982,543	(111,881,059)	1,128,142,535
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,127,568)(b)	(21,657,062)	(176,076,345)(b)	(408,443,157)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	178,574,050	(21,806,753)	240,079,567	1,231,812,925
NET ASSETS
Total increase (decrease) in net assets	245,535,309	24,518,728	(47,877,837)	1,951,512,303
Beginning of period	512,558,313	488,039,585	5,233,503,864	3,281,991,561
End of period	$758,093,622	$512,558,313	$5,185,626,027	$5,233,503,864

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
40

Statements of Changes in Net Assets(continued)

iShares MSCI Thailand ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,989,005	$7,655,063
Net realized loss	(16,546,786)	(25,489,512)
Net change in unrealized appreciation (depreciation)	(9,566,400)	(9,079,350)
Net decrease in net assets resulting from operations	(24,124,181)	(26,913,799)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,604,815)(b)	(7,662,439)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(29,915,792)	(35,154,195)
NET ASSETS
Total decrease in net assets	(56,644,788)	(69,730,433)
Beginning of period	238,356,604	308,087,037
End of period	$181,711,816	$238,356,604

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Hong Kong ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$16.13	$18.17	$20.46	$25.80	$22.91	$23.00
Net investment income(a)	0.18	0.63	0.65	0.62	0.57	0.54
Net realized and unrealized gain (loss)(b)	1.58	(1.89)	(2.35)	(5.37)	2.92	(0.01)
Net increase (decrease) from investment operations	1.76	(1.26)	(1.70)	(4.75)	3.49	0.53
Distributions from net investment income(c)	(0.34)(d)	(0.78)	(0.59)	(0.59)	(0.60)	(0.62)
Net asset value, end of period	$17.55	$16.13	$18.17	$20.46	$25.80	$22.91
Total Return(e)
Based on net asset value	11.06%(f)	(6.97)%	(8.56)%	(18.61)%	15.24%	2.46%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	2.14%(h)	3.84%	3.25%	2.70%	2.26%	2.37%
Supplemental Data
Net assets, end of period (000)	$637,084	$509,201	$628,332	$728,759	$1,023,773	$1,328,281
Portfolio turnover rate(i)	5%	14%	20%	8%	21%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
42

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Japan Small-Cap ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$77.24	$70.20	$62.37	$81.49	$69.91	$68.75
Net investment income(a)	0.66	1.38	1.18	1.33	1.04	1.21
Net realized and unrealized gain (loss)(b)	(2.05)	7.31	7.15	(18.87)	11.13	2.78
Net increase (decrease) from investment operations	(1.39)	8.69	8.33	(17.54)	12.17	3.99
Distributions from net investment income(c)	(0.60)(d)	(1.65)	(0.50)	(1.58)	(0.59)	(2.83)
Net asset value, end of period	$75.25	$77.24	$70.20	$62.37	$81.49	$69.91
Total Return(e)
Based on net asset value	(1.79)%(f)	12.65%	13.37%	(21.70)%	17.41%	5.72%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	1.77%(h)	1.94%	1.78%	1.87%	1.33%	1.75%
Supplemental Data
Net assets, end of period (000)	$120,405	$108,135	$119,333	$62,369	$73,337	$62,921
Portfolio turnover rate(i)	9%	21%	8%	16%	21%	10%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Malaysia ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$25.90	$21.09	$22.48	$26.60	$26.51	$28.02
Net investment income(a)	0.42	0.77	0.76	0.90	0.98	0.76
Net realized and unrealized gain (loss)(b)	(2.24)	4.77	(1.57)	(3.77)	(0.05)	(1.41)
Net increase (decrease) from investment operations	(1.82)	5.54	(0.81)	(2.87)	0.93	(0.65)
Distributions from net investment income(c)	(0.45)(d)	(0.73)	(0.58)	(1.25)	(0.84)	(0.86)
Net asset value, end of period	$23.63	$25.90	$21.09	$22.48	$26.60	$26.51
Total Return(e)
Based on net asset value	(7.05)%(f)	26.96%	(3.56)%	(10.92)%	3.51%	(2.27)%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	3.37%(h)	3.51%	3.50%	3.68%	3.62%	2.86%
Supplemental Data
Net assets, end of period (000)	$276,511	$322,421	$257,841	$234,387	$265,299	$341,922
Portfolio turnover rate(i)(j)	22%(k)	18%(k)	12%(k)	48%(k)	28%(k)	58%(k)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(k) Portfolio turnover rate excluding cash creations was as follows:	9%	10%	8%	11%	7%	16%
See notes to financial statements.
Financial Highlights
44

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Pacific ex Japan ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$45.69	$41.22	$41.86	$51.17	$42.98	$44.17
Net investment income(a)	0.69	1.54	1.82	1.69	1.30	1.29
Net realized and unrealized gain (loss)(b)	(0.55)	4.60	(0.94)	(8.28)	8.06	(0.98)
Net increase (decrease) from investment operations	0.14	6.14	0.88	(6.59)	9.36	0.31
Distributions from net investment income(c)	(0.97)(d)	(1.67)	(1.52)	(2.72)	(1.17)	(1.50)
Net asset value, end of period	$44.86	$45.69	$41.22	$41.86	$51.17	$42.98
Total Return(e)
Based on net asset value	0.28%(f)	15.24%	2.00%	(13.22)%	21.82%	0.72%
Ratios to Average Net Assets(g)
Total expenses	0.47%(h)	0.48%	0.48%	0.47%	0.47%	0.48%
Net investment income	3.03%(h)	3.65%	4.28%	3.61%	2.66%	3.04%
Supplemental Data
Net assets, end of period (000)	$1,910,948	$1,973,840	$1,842,668	$2,135,008	$2,440,764	$1,882,380
Portfolio turnover rate(i)	5%	8%	7%	15%	9%	8%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Singapore ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$20.67	$18.56	$18.21	$23.03	$19.12	$22.83
Net investment income(a)	0.13	0.84	0.80	0.67	0.63	0.76
Net realized and unrealized gain (loss)(b)	3.07	2.16	0.44	(4.21)	3.92	(3.57)
Net increase (decrease) from investment operations	3.20	3.00	1.24	(3.54)	4.55	(2.81)
Distributions from net investment income(c)	(0.58)(d)	(0.89)	(0.89)	(1.28)	(0.64)	(0.90)
Net asset value, end of period	$23.29	$20.67	$18.56	$18.21	$23.03	$19.12
Total Return(e)
Based on net asset value	15.63%(f)	16.87%	6.84%	(15.92)%	23.91%	(12.84)%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	1.14%(h)	4.49%	4.25%	3.25%	2.87%	3.59%
Supplemental Data
Net assets, end of period (000)	$758,094	$512,558	$488,040	$553,489	$618,238	$525,733
Portfolio turnover rate(i)	15%	26%	25%	36%	17%	22%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
46

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Taiwan ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$53.95	$45.77	$50.47	$64.79	$44.08	$34.94
Net investment income(a)	0.02	1.12	1.31	1.60	1.22	1.05
Net realized and unrealized gain (loss)(b)	(1.01)	12.59	1.55	(14.16)	20.46	9.11
Net increase (decrease) from investment operations	(0.99)	13.71	2.86	(12.56)	21.68	10.16
Distributions(c)
From net investment income	(1.21)(d)	(1.79)	(2.37)	(1.39)	(0.97)	(1.02)
From net realized gain	(0.51)	(3.74)	(5.19)	(0.37)	—	—
Total distributions	(1.72)	(5.53)	(7.56)	(1.76)	(0.97)	(1.02)
Net asset value, end of period	$51.24	$53.95	$45.77	$50.47	$64.79	$44.08
Total Return(e)
Based on net asset value	(1.94)%(f)	32.85%	7.17%	(19.96)%	49.79%	29.34%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	0.07%(h)	2.29%	2.89%	2.65%	2.16%	2.68%
Supplemental Data
Net assets, end of period (000)	$5,185,626	$5,233,504	$3,281,992	$3,750,151	$7,555,064	$4,231,455
Portfolio turnover rate(i)	13%(j)	24%(j)	34%(j)	12%(j)	12%	15%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(j) Portfolio turnover rate excluding cash creations was as follows:	4%	13%	8%	12%	12%	14%
See notes to financial statements.
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Thailand ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$61.91	$69.23	$70.43	$79.95	$68.25	$90.53
Net investment income(a)	0.60	1.81	1.88	2.00	1.70	1.97
Net realized and unrealized gain (loss)(b)	(8.30)	(7.33)	(1.29)	(9.17)	11.73	(22.24)
Net increase (decrease) from investment operations	(7.70)	(5.52)	0.59	(7.17)	13.43	(20.27)
Distributions from net investment income(c)	(0.77)(d)	(1.80)	(1.79)	(2.35)	(1.73)	(2.01)
Net asset value, end of period	$53.44	$61.91	$69.23	$70.43	$79.95	$68.25
Total Return(e)
Based on net asset value	(12.58)%(f)	(7.76)%	0.86%	(9.07)%	19.65%	(22.57)%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	1.92%(h)	3.01%	2.66%	2.67%	2.26%	2.57%
Supplemental Data
Net assets, end of period (000)	$181,712	$238,357	$308,087	$334,535	$411,738	$436,789
Portfolio turnover rate(i)	5%	8%	11%	9%	17%	11%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
48

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Hong Kong	Non-diversified
MSCI Japan Small-Cap	Diversified
MSCI Malaysia	Non-diversified
MSCI Pacific ex Japan	Diversified
MSCI Singapore	Non-diversified
MSCI Taiwan	Non-diversified
MSCI Thailand	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Notes to Financial Statements
50

Notes to Financial Statements (unaudited) (continued)
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Japan Small-Cap
Barclays Capital, Inc.	$72,717	$(72,717)	$—	$—
BNP Paribas SA	112,514	(112,514)	—	—
Citigroup Global Markets, Inc.	102,013	(102,013)	—	—
Goldman Sachs & Co. LLC	818,030	(818,030)	—	—
HSBC Bank PLC	321,221	(321,221)	—	—
J.P. Morgan Securities LLC	323,324	(323,324)	—	—
SG Americas Securities LLC	42,384	(42,384)	—	—
	$1,792,203	$(1,792,203)	$—	$—
MSCI Malaysia
Citigroup Global Markets, Inc.	$93,998	$(93,998)	$—	$—
UBS AG	1,830,148	(1,830,148)	—	—
	$1,924,146	$(1,924,146)	$—	$—
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Pacific ex Japan
BofA Securities, Inc.	$513,740	$(513,740)	$—	$—
J.P. Morgan Securities LLC	694,742	(694,742)	—	—
Morgan Stanley	81,368	(81,368)	—	—
State Street Bank & Trust Co.	3,904,554	(3,904,554)	—	—
UBS AG	4,843,643	(4,843,643)	—	—
Wells Fargo Bank N.A.	2,087,228	(2,087,228)	—	—
	$12,125,275	$(12,125,275)	$—	$—
MSCI Singapore
BNP Paribas SA	$25,613,344	$(25,613,344)	$—	$—
BofA Securities, Inc.	112,632	(112,632)	—	—
HSBC Bank PLC	950,661	(950,661)	—	—
J.P. Morgan Securities LLC	733,351	(733,351)	—	—
Wells Fargo Bank N.A.	432,718	(432,718)	—	—
Wells Fargo Securities LLC	2,799,940	(2,799,940)	—	—
	$30,642,646	$(30,642,646)	$—	$—
MSCI Taiwan
Citigroup Global Markets Ltd.	$15,683,453	$(15,683,453)	$—	$—
Goldman Sachs International	102,764,017	(102,764,017)	—	—
J.P. Morgan Securities PLC	66,661,333	(66,661,333)	—	—
Macquarie Bank Ltd.	8,497,058	(8,497,058)	—	—
Merrill Lynch International	19,641,521	(19,641,521)	—	—
Morgan Stanley	292,420,661	(292,420,661)	—	—
UBS Europe SE	490,621	(490,621)	—	—
	$506,158,664	$(506,158,664)	$—	$—
MSCI Thailand
Barclays Capital, Inc.	$319,067	$(319,067)	$—	$—
BofA Securities, Inc.	580,558	(580,558)	—	—
Citigroup Global Markets, Inc.	108,925	(108,925)	—	—
Goldman Sachs & Co. LLC	5,485,852	(5,485,852)	—	—
J.P. Morgan Securities LLC	2,233,941	(2,233,941)	—	—
Morgan Stanley	4,961,556	(4,961,556)	—	—
	$13,689,899	$(13,689,899)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations
Notes to Financial Statements
52

Notes to Financial Statements (unaudited) (continued)
equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares MSCI Hong Kong ETF and iShares MSCI Singapore ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
53
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each of the iShares MSCI Hong Kong, iShares MSCI Japan Small-Cap, iShares MSCI Malaysia and iShares MSCI Singapore ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32
For its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.475000
Over $81 billion, up to and including $111 billion	0.451250
Over $111 billion, up to and including $141 billion	0.428687
Over $141 billion, up to and including $171 billion	0.407253
Over $171 billion	0.386890
For its investment advisory services to each of the iShares MSCI Taiwan and iShares MSCI Thailand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity
Notes to Financial Statements
54

Notes to Financial Statements (unaudited) (continued)
fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Hong Kong	$140
MSCI Japan Small-Cap	6,160
MSCI Malaysia	14,753
MSCI Pacific ex Japan	10,549
MSCI Singapore	12,449
MSCI Taiwan	1,141,502
MSCI Thailand	125,929
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Hong Kong	$9,426,836	$2,369,306	$(2,568,103)
MSCI Japan Small-Cap	7,477,691	1,633,213	538,524
MSCI Pacific ex Japan	7,758,048	2,597,408	(2,229,847)
MSCI Singapore	17,393,844	35,311,113	933,795
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Hong Kong	$128,124,041	$32,190,229
MSCI Japan Small-Cap	11,050,808	11,031,670
MSCI Malaysia	70,083,290	83,274,753
MSCI Pacific ex Japan	92,908,954	94,553,527
MSCI Singapore	90,018,876	91,863,265
MSCI Taiwan	806,357,438	709,664,423
MSCI Thailand	10,455,808	11,527,296
55
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Hong Kong	$5,315,127	$14,070,993
MSCI Japan Small-Cap	44,929,526	29,496,506
MSCI Pacific ex Japan	54,993,856	90,970,670
MSCI Singapore	201,632,400	37,049,516
MSCI Thailand	22,183,064	51,669,539
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI Hong Kong	$(619,322,351)
MSCI Japan Small-Cap	(21,738,930)
MSCI Malaysia	(130,386,218)
MSCI Pacific ex Japan	(714,417,006)
MSCI Singapore	(369,649,955)
MSCI Thailand	(161,345,377)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Hong Kong	$804,274,998	$56,007,014	$(223,272,187)	$(167,265,173)
MSCI Japan Small-Cap	131,010,714	7,753,325	(17,402,488)	(9,649,163)
MSCI Malaysia	192,191,969	117,495,600	(30,594,099)	86,901,501
MSCI Pacific ex Japan	1,949,412,358	315,099,089	(351,391,526)	(36,292,437)
MSCI Singapore	675,580,349	132,229,925	(25,639,083)	106,590,842
MSCI Taiwan	3,064,147,593	2,841,401,357	(191,149,571)	2,650,251,786
MSCI Thailand	298,824,159	2,470,567	(105,465,575)	(102,995,008)
9. LINE OF CREDIT
The iShares MSCI Hong Kong ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Singapore ETF, iShares MSCI Taiwan ETF and iShares MSCI Thailand ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
Notes to Financial Statements
56

Notes to Financial Statements (unaudited) (continued)
During the six months ended February 28, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
57
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI Hong Kong
Shares sold	5,775,000	$108,170,001	—	$93,103
Shares redeemed	(1,050,000)	(16,927,612)	(3,000,000)	(46,727,862)
	4,725,000	$91,242,389	(3,000,000)	$(46,634,759)
MSCI Japan Small-Cap
Shares sold	600,000	$45,667,896	600,000	$43,310,981
Shares redeemed	(400,000)	(29,910,967)	(900,000)	(64,517,661)
	200,000	$15,756,929	(300,000)	$(21,206,680)
MSCI Malaysia
Shares sold	1,800,000	$47,586,791	1,350,000	$30,378,434
Shares redeemed	(2,550,000)	(61,551,045)	(1,125,000)	(23,431,997)
	(750,000)	$(13,964,254)	225,000	$6,946,437
MSCI Pacific ex Japan
Shares sold	1,500,000	$67,753,442	2,400,000	$100,763,846
Shares redeemed	(2,100,000)	(94,390,819)	(3,900,000)	(163,386,942)
	(600,000)	$(26,637,377)	(1,500,000)	$(62,623,096)
MSCI Singapore
Shares sold	9,550,000	$217,941,624	7,300,000	$138,379,549
Shares redeemed	(1,800,000)	(39,367,574)	(8,800,000)	(160,186,302)
	7,750,000	$178,574,050	(1,500,000)	$(21,806,753)
MSCI Taiwan
Shares sold	11,100,000	$612,346,725	32,600,000	$1,558,347,534
Shares redeemed	(6,900,000)	(372,267,158)	(7,300,000)	(326,534,609)
	4,200,000	$240,079,567	25,300,000	$1,231,812,925
MSCI Thailand
Shares sold	350,000	$22,252,655	600,000	$36,614,422
Shares redeemed	(800,000)	(52,168,447)	(1,200,000)	(71,768,617)
	(450,000)	$(29,915,792)	(600,000)	$(35,154,195)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes,
Notes to Financial Statements
58

Notes to Financial Statements (unaudited) (continued)
taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
59
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
60

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
61
2025 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
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February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares Currency Hedged MSCI Emerging Markets ETF | HEEM | Cboe BZX Exchange
• iShares MSCI Emerging Markets ETF | EEM | NYSE Arca

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® Currency Hedged MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.9%
iShares MSCI Emerging Markets ETF(a)	3,606,949	$155,856,266
Total Investment Companies (Cost: $160,819,083)		155,856,266
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(a)(b)	40,000	40,000
Total Short-Term Securities — 0.0% (Cost: $40,000)		40,000
Total Investments in Securities — 99.9% (Cost: $160,859,083)		155,896,266
Other Assets Less Liabilities — 0.1%		191,470
Net Assets — 100.0%		$156,087,736

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$6,327 (b)	$—	$(6,327)	$—	$—	—	$28,149 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	40,000 (b)	—	—	—	40,000	40,000	19,334	—
iShares MSCI Emerging Markets ETF	163,431,431	38,858,963	(45,638,808)	1,728,293	(2,523,613)	155,856,266	3,606,949	2,750,908	—
				$1,721,966	$(2,523,613)	$155,896,266		$2,798,391	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	59,179,000	USD	60,963	Citibank N.A.	03/05/25	$687
HKD	1,866,000	USD	239,740	BNP Paribas SA	03/05/25	203
HKD	261,192,000	USD	33,581,582	HSBC Bank PLC	03/05/25	4,303
HKD	20,989,000	USD	2,697,284	State Street Bank & Trust Company	03/05/25	1,627
INR	153,652,000	USD	1,755,015	Citibank N.A.	03/05/25	961
INR	17,560,000	USD	200,125	State Street Bank & Trust Company	03/05/25	555
MXN	3,651,000	USD	176,562	UBS AG	03/05/25	1,041
MYR	4,907,500	USD	1,099,535	Morgan Stanley & Co. International PLC	03/05/25	308
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	473,000	USD	12,881	Barclays Bank PLC	03/05/25	$72
TRY	473,000	USD	12,880	BNP Paribas SA	03/05/25	72
TRY	2,365,000	USD	64,368	Deutsche Bank Securities Inc.	03/05/25	392
TRY	37,845,000	USD	1,034,495	HSBC Bank PLC	03/05/25	1,806
TWD	508,795,000	USD	15,463,014	Morgan Stanley & Co. International PLC	03/05/25	34,618
TWD	572,394,000	USD	17,405,317	State Street Bank & Trust Company	03/05/25	29,507
USD	12,885	CLP	12,139,000	Morgan Stanley & Co. International PLC	03/05/25	239
USD	66,900	CNH	485,000	BNP Paribas SA	03/05/25	414
USD	22,334	CNH	162,000	JPMorgan Chase Bank N.A.	03/05/25	126
USD	6,252,135	CNH	45,606,320	UBS AG	03/05/25	177
USD	76,868	EUR	74,000	Bank of America N.A.	03/05/25	100
USD	30,507	EUR	29,000	Barclays Bank PLC	03/05/25	423
USD	2,466,144	EUR	2,373,000	Deutsche Bank Securities Inc.	03/05/25	4,401
USD	482,470	EUR	464,000	State Street Bank & Trust Company	03/05/25	1,118
USD	359,959	HKD	2,798,000	HSBC Bank PLC	03/05/25	173
USD	216,640	IDR	3,550,727,000	Citibank N.A.	03/05/25	2,456
USD	1,103,914	IDR	18,009,411,500	Morgan Stanley & Co. International PLC	03/05/25	17,566
USD	1,088,220	IDR	17,752,816,500	State Street Bank & Trust Company	03/05/25	17,349
USD	2,851,562	INR	247,758,000	Citibank N.A.	03/05/25	20,119
USD	14,950,233	INR	1,297,873,500	Morgan Stanley & Co. International PLC	03/05/25	117,795
USD	14,263,917	INR	1,238,560,500	State Street Bank & Trust Company	03/05/25	109,323
USD	30,561	MXN	626,000	Goldman Sachs & Co.	03/05/25	109
USD	10,275	MXN	209,000	State Street Bank & Trust Company	03/05/25	108
USD	7,922	MYR	35,000	Goldman Sachs & Co.	03/05/25	78
USD	1,157,891	MYR	5,160,000	Morgan Stanley & Co. International PLC	03/05/25	1,459
USD	1,137,233	MYR	5,055,000	State Street Bank & Trust Company	03/05/25	4,333
USD	23,190	THB	783,000	Barclays Bank PLC	03/05/25	275
USD	225,628	THB	7,616,000	Goldman Sachs & Co.	03/05/25	2,744
USD	2,169,963	THB	73,011,000	HSBC Bank PLC	03/05/25	33,277
USD	20,790	THB	701,000	JPMorgan Chase Bank N.A.	03/05/25	275
USD	332,814	TWD	10,903,000	Morgan Stanley & Co. International PLC	03/05/25	715
USD	111,267	TWD	3,634,000	State Street Bank & Trust Company	03/05/25	577
USD	4,371,580	ZAR	81,760,000	HSBC Bank PLC	03/05/25	2,078
USD	50,890	ZAR	937,000	State Street Bank & Trust Company	03/05/25	814
USD	16,963	ZAR	312,000	UBS AG	03/05/25	289
USD	562,522	BRL	3,307,000	Citibank N.A.	03/07/25	956
USD	22,203	BRL	127,000	JPMorgan Chase Bank N.A.	03/07/25	637
USD	326,963	BRL	1,914,000	Morgan Stanley & Co. International PLC	03/07/25	1,944
USD	77,762	BRL	457,000	State Street Bank & Trust Company	03/07/25	158
USD	1,433,777	KRW	2,088,153,000	Citibank N.A.	03/07/25	5,757
USD	14,253,757	KRW	20,729,667,000	Deutsche Bank Securities Inc.	03/07/25	77,411
USD	55,987	KRW	80,653,000	Goldman Sachs & Co.	03/07/25	831
USD	1,145,708	KRW	1,660,346,000	Morgan Stanley & Co. International PLC	03/07/25	10,251
BRL	198,000	USD	33,273	JPMorgan Chase Bank N.A.	04/03/25	143
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	433,000	USD	450	State Street Bank & Trust Company	04/03/25	$1
EUR	38,000	USD	39,476	Deutsche Bank Securities Inc.	04/03/25	3
INR	15,870,000	USD	180,979	State Street Bank & Trust Company	04/03/25	23
KRW	192,084,000	USD	131,602	State Street Bank & Trust Company	04/03/25	48
THB	616,000	USD	17,967	JPMorgan Chase Bank N.A.	04/03/25	97
THB	6,201,000	USD	181,171	State Street Bank & Trust Company	04/03/25	664
TRY	1,720,000	USD	45,809	HSBC Bank PLC	04/03/25	85
USD	3,012,873	BRL	17,764,500	Morgan Stanley & Co. International PLC	04/03/25	14,765
USD	3,004,668	BRL	17,764,500	State Street Bank & Trust Company	04/03/25	6,561
USD	444,785	CLP	424,871,500	Morgan Stanley & Co. International PLC	04/03/25	2,391
USD	459,648	CLP	439,974,500	State Street Bank & Trust Company	04/03/25	1,529
USD	173,848	CNH	1,266,000	Bank of America N.A.	04/03/25	3
USD	6,226,961	CNH	45,298,320	UBS AG	04/03/25	6,677
USD	174,032	EUR	167,000	Deutsche Bank Securities Inc.	04/03/25	531
USD	2,821,383	EUR	2,704,000	UBS AG	04/03/25	12,123
USD	6,415,672	HKD	49,863,000	JPMorgan Chase Bank N.A.	04/03/25	382
USD	14,025,753	INR	1,229,217,000	Morgan Stanley & Co. International PLC	04/03/25	6,171
USD	14,025,913	INR	1,229,217,000	State Street Bank & Trust Company	04/03/25	6,331
USD	7,742,222	KRW	11,291,411,500	Morgan Stanley & Co. International PLC	04/03/25	3,343
USD	8,178,651	KRW	11,924,836,500	State Street Bank & Trust Company	04/03/25	5,637
USD	2,848,632	MXN	58,414,000	Barclays Bank PLC	04/03/25	19,058
USD	70,758	MXN	1,459,000	State Street Bank & Trust Company	04/03/25	84
USD	1,101,819	MYR	4,907,500	State Street Bank & Trust Company	04/03/25	1,472
USD	2,144,229	THB	73,115,000	Goldman Sachs & Co.	04/03/25	242
USD	4,899,290	ZAR	90,774,000	HSBC Bank PLC	04/03/25	59,581
USD	1,084,181	IDR	17,961,630,000	Morgan Stanley & Co. International PLC	04/08/25	390
USD	1,084,230	IDR	17,961,630,000	State Street Bank & Trust Company	04/08/25	439
USD	15,467,244	TWD	508,795,000	Morgan Stanley & Co. International PLC	04/08/25	14,160
USD	15,471,948	TWD	508,795,000	State Street Bank & Trust Company	04/08/25	18,864
						694,805
CLP	424,871,500	USD	445,017	Morgan Stanley & Co. International PLC	03/05/25	(2,408)
CLP	440,045,500	USD	460,017	State Street Bank & Trust Company	03/05/25	(1,601)
CNH	3,964,000	USD	544,778	Barclays Bank PLC	03/05/25	(1,372)
CNH	2,316,000	USD	317,991	State Street Bank & Trust Company	03/05/25	(501)
CNH	45,298,320	USD	6,216,072	UBS AG	03/05/25	(6,336)
EUR	67,000	USD	69,827	BNP Paribas SA	03/05/25	(322)
EUR	169,000	USD	176,063	Morgan Stanley & Co. International PLC	03/05/25	(743)
EUR	2,704,000	USD	2,817,214	UBS AG	03/05/25	(12,092)
IDR	2,245,204,000	USD	137,582	Goldman Sachs & Co.	03/05/25	(2,149)
IDR	18,208,039,000	USD	1,100,979	Morgan Stanley & Co. International PLC	03/05/25	(2,649)
IDR	18,859,712,000	USD	1,140,848	State Street Bank & Trust Company	03/05/25	(3,209)
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	1,339,863,000	USD	15,338,467	Morgan Stanley & Co. International PLC	03/05/25	$(26,162)
INR	1,273,117,000	USD	14,567,413	State Street Bank & Trust Company	03/05/25	(17,899)
MXN	58,414,000	USD	2,860,718	Barclays Bank PLC	03/05/25	(19,154)
MXN	417,000	USD	20,306	BNP Paribas SA	03/05/25	(21)
MXN	1,043,000	USD	50,920	State Street Bank & Trust Company	03/05/25	(183)
MYR	1,369,000	USD	309,261	Morgan Stanley & Co. International PLC	03/05/25	(2,448)
MYR	5,153,500	USD	1,157,052	State Street Bank & Trust Company	03/05/25	(2,077)
THB	2,598,000	USD	77,547	Bank of America N.A.	03/05/25	(1,516)
THB	5,092,000	USD	151,947	BNP Paribas SA	03/05/25	(2,928)
THB	73,115,000	USD	2,142,602	Goldman Sachs & Co.	03/05/25	(2,873)
THB	1,306,000	USD	38,737	State Street Bank & Trust Company	03/05/25	(517)
TWD	25,439,000	USD	776,398	State Street Bank & Trust Company	03/05/25	(1,540)
USD	76,570	CLP	75,300,000	Citibank N.A.	03/05/25	(1,874)
USD	407,772	CLP	400,911,500	Morgan Stanley & Co. International PLC	03/05/25	(9,877)
USD	443,663	CLP	435,745,500	State Street Bank & Trust Company	03/05/25	(10,274)
USD	627,557	CNH	4,594,000	Deutsche Bank Securities Inc.	03/05/25	(2,213)
USD	100,078	CNH	731,000	UBS AG	03/05/25	(131)
USD	113,022	HKD	880,000	Bank of America N.A.	03/05/25	(134)
USD	3,234,536	HKD	25,185,000	Barclays Bank PLC	03/05/25	(3,926)
USD	32,107,203	HKD	250,022,000	BNP Paribas SA	03/05/25	(42,365)
USD	543,108	HKD	4,229,000	JPMorgan Chase Bank N.A.	03/05/25	(686)
USD	119,904	HKD	933,000	UBS AG	03/05/25	(68)
USD	68,432	MXN	1,423,000	Morgan Stanley & Co. International PLC	03/05/25	(790)
USD	2,944,507	MXN	61,267,000	State Street Bank & Trust Company	03/05/25	(35,842)
USD	263,618	MYR	1,180,000	Morgan Stanley & Co. International PLC	03/05/25	(837)
USD	108,533	TRY	3,996,000	Barclays Bank PLC	03/05/25	(889)
USD	3,676	TRY	135,000	Goldman Sachs & Co.	03/05/25	(20)
USD	968,503	TRY	35,651,000	HSBC Bank PLC	03/05/25	(7,720)
USD	19,806	TRY	729,000	State Street Bank & Trust Company	03/05/25	(156)
USD	17,517	TRY	645,000	UBS AG	03/05/25	(145)
USD	2,940,254	TWD	96,949,000	Citibank N.A.	03/05/25	(12,762)
USD	15,620,702	TWD	513,923,000	Morgan Stanley & Co. International PLC	03/05/25	(33,126)
USD	14,626,717	TWD	481,219,000	State Street Bank & Trust Company	03/05/25	(30,964)
USD	98,307	ZAR	1,840,000	HSBC Bank PLC	03/05/25	(28)
USD	439,737	ZAR	8,236,000	State Street Bank & Trust Company	03/05/25	(420)
USD	107,872	ZAR	2,022,000	UBS AG	03/05/25	(190)
ZAR	5,466,000	USD	293,897	Deutsche Bank Securities Inc.	03/05/25	(1,777)
ZAR	87,454,000	USD	4,732,192	HSBC Bank PLC	03/05/25	(58,385)
ZAR	2,187,000	USD	118,039	State Street Bank & Trust Company	03/05/25	(1,159)
BRL	2,221,000	USD	380,822	Citibank N.A.	03/07/25	(3,671)
BRL	17,764,500	USD	3,030,140	Morgan Stanley & Co. International PLC	03/07/25	(13,525)
BRL	18,652,500	USD	3,176,079	State Street Bank & Trust Company	03/07/25	(8,671)
KRW	1,411,426,000	USD	977,137	Goldman Sachs & Co.	03/07/25	(11,908)
KRW	11,291,411,500	USD	7,732,678	Morgan Stanley & Co. International PLC	03/07/25	(10,848)
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	11,855,981,500	USD	8,125,746	State Street Bank & Trust Company	03/07/25	$(17,825)
USD	5,565,368	BRL	32,833,000	Citibank N.A.	03/07/25	(10,050)
BRL	935,000	USD	158,177	State Street Bank & Trust Company	04/03/25	(377)
CNH	104,000	USD	14,284	Goldman Sachs & Co.	04/03/25	(3)
HKD	3,907,000	USD	502,703	State Street Bank & Trust Company	04/03/25	(35)
INR	105,733,000	USD	1,206,584	State Street Bank & Trust Company	04/03/25	(669)
MXN	952,000	USD	46,122	JPMorgan Chase Bank N.A.	04/03/25	(7)
MYR	59,000	USD	13,241	State Street Bank & Trust Company	04/03/25	(12)
USD	33,599,889	HKD	261,192,000	HSBC Bank PLC	04/03/25	(4,636)
USD	1,100,028	MYR	4,907,500	Morgan Stanley & Co. International PLC	04/03/25	(319)
USD	19,507	MYR	87,000	State Street Bank & Trust Company	04/03/25	—
USD	11,605	TRY	436,000	BNP Paribas SA	04/03/25	(28)
USD	1,008,133	TRY	37,845,000	HSBC Bank PLC	04/03/25	(1,672)
ZAR	1,678,000	USD	89,520	UBS AG	04/03/25	(56)
IDR	3,740,055,000	USD	225,763	State Street Bank & Trust Company	04/08/25	(91)
TWD	51,135,000	USD	1,555,001	State Street Bank & Trust Company	04/08/25	(1,933)
						(453,794)
						$241,011
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$694,805	$—	$—	$694,805
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$453,794	$—	$—	$453,794
For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$2,991,203	$—	$—	$2,991,203
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$1,882,415	$—	$—	$1,882,415
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$161,302,843
Average amounts sold — in USD	$307,838,596
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Currency Hedged MSCI Emerging Markets ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$694,805	$453,794
Total derivative assets and liabilities in the Statement of Assets and Liabilities	694,805	453,794
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$694,805	$453,794
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Bank of America N.A.	$103	$(103)	$—	$—	$—
Barclays Bank PLC	19,828	(19,828)	—	—	—
BNP Paribas SA	689	(689)	—	—	—
Citibank N.A.	30,936	(28,357)	—	—	2,579
Deutsche Bank Securities Inc.	82,738	(3,990)	—	—	78,748
Goldman Sachs & Co.	4,004	(4,004)	—	—	—
HSBC Bank PLC	101,303	(72,441)	—	—	28,862
JPMorgan Chase Bank N.A.	1,660	(693)	—	—	967
Morgan Stanley & Co. International PLC	226,115	(103,732)	—	—	122,383
State Street Bank & Trust Company	207,122	(135,955)	—	—	71,167
UBS AG	20,307	(19,018)	—	—	1,289
	$694,805	$(388,810)	$—	$—	$305,995

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Bank of America N.A.	$1,650	$(103)	$—	$—	$1,547
Barclays Bank PLC	25,341	(19,828)	—	—	5,513
BNP Paribas SA	45,664	(689)	—	—	44,975
Citibank N.A.	28,357	(28,357)	—	—	—
Deutsche Bank Securities Inc.	3,990	(3,990)	—	—	—
Goldman Sachs & Co.	16,953	(4,004)	—	—	12,949
HSBC Bank PLC	72,441	(72,441)	—	—	—
JPMorgan Chase Bank N.A.	693	(693)	—	—	—
Morgan Stanley & Co. International PLC	103,732	(103,732)	—	—	—
State Street Bank & Trust Company	135,955	(135,955)	—	—	—
UBS AG	19,018	(19,018)	—	—	—
	$453,794	$(388,810)	$—	$—	$64,984

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Currency Hedged MSCI Emerging Markets ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$155,856,266	$—	$—	$155,856,266
Short-Term Securities
Money Market Funds	40,000	—	—	40,000
	$155,896,266	$—	$—	$155,896,266
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$694,805	$—	$694,805
Liabilities
Foreign Currency Exchange Contracts	—	(453,794)	—	(453,794)
	$—	$241,011	$—	$241,011

(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.1%
Ambev SA	9,887,968	$20,522,784
B3 SA - Brasil Bolsa Balcao	11,269,855	19,907,177
Banco Bradesco SA	3,251,483	5,721,360
Banco BTG Pactual SA	2,455,873	13,172,738
Banco do Brasil SA	3,657,835	16,966,952
BB Seguridade Participacoes SA	1,456,462	9,360,699
BRF SA	1,051,136	3,201,085
Caixa Seguridade Participacoes S/A	1,276,359	3,295,144
CCR SA	2,115,024	4,202,998
Centrais Eletricas Brasileiras SA	2,493,170	16,184,549
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,005,541	16,221,461
CPFL Energia SA	471,761	2,810,863
Embraer SA(a)	1,469,292	17,398,969
Energisa SA	491,105	3,174,689
Engie Brasil Energia SA	441,305	2,786,053
Equatorial Energia SA	2,410,120	12,305,114
Equatorial Energia SA, NVS(a)	8,075	40,131
JBS SA	1,645,607	8,661,751
Klabin SA	1,694,714	5,690,640
Localiza Rent a Car SA	1,902,338	9,079,293
Natura & Co. Holding SA	1,877,671	4,123,595
NU Holdings Ltd./Cayman Islands, Class A(a)(b)	6,656,461	71,556,956
Petroleo Brasileiro SA	7,850,518	52,068,776
PRIO SA(a)	1,666,993	10,807,219
Raia Drogasil SA	2,664,349	7,865,003
Rede D'Or Sao Luiz SA(c)	1,671,920	7,721,163
Rumo SA	2,686,112	7,723,944
Suzano SA	1,435,618	13,730,376
Telefonica Brasil SA	861,496	7,073,232
TIM SA/Brazil	1,755,978	4,822,665
TOTVS SA	1,171,234	6,954,615
Ultrapar Participacoes SA	1,517,452	4,286,129
Vale SA	7,539,709	70,624,944
Vibra Energia SA	2,077,065	6,004,373
WEG SA	3,493,292	28,728,813
XP Inc., Class A	767,069	10,854,026
		505,650,279
Chile — 0.4%
Banco de Chile	95,150,217	12,362,697
Banco de Credito e Inversiones SA	170,098	5,764,397
Banco Santander Chile	139,703,637	7,604,632
Cencosud SA	2,726,975	7,187,389
Empresas CMPC SA	2,389,030	4,044,310
Empresas Copec SA	815,639	5,761,675
Enel Americas SA	45,235,659	4,106,935
Enel Chile SA	60,788,077	4,018,089
Falabella SA	1,320,137	5,171,021
Latam Airlines Group SA	401,019,057	6,449,585
		62,470,730
China — 30.8%
360 Security Technology Inc., Class A	933,206	1,426,122
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	322,588	670,453
AAC Technologies Holdings Inc.	1,628,000	9,445,605
Accelink Technologies Co. Ltd., Class A	69,500	525,846
ACM Research Shanghai Inc., Class A	242	3,570
Advanced Micro-Fabrication Equipment Inc./China, Class A	74,532	2,102,610
AECC Aviation Power Co. Ltd., Class A	350,973	1,695,857
Security	Shares	Value
China (continued)
Agricultural Bank of China Ltd., Class A	10,794,823	$7,601,493
Agricultural Bank of China Ltd., Class H	57,290,000	34,152,436
Aier Eye Hospital Group Co. Ltd., Class A	1,176,617	2,251,674
Air China Ltd., Class A(a)	1,403,893	1,395,706
Akeso Inc.(a)(b)(c)	1,289,000	12,160,614
Alibaba Group Holding Ltd.	33,782,156	558,577,625
Alibaba Health Information Technology Ltd.(a)(b)	11,808,000	7,625,569
Aluminum Corp. of China Ltd., Class A	1,906,300	1,885,804
Aluminum Corp. of China Ltd., Class H	8,048,000	4,716,531
Anhui Conch Cement Co. Ltd., Class A	559,986	1,788,163
Anhui Conch Cement Co. Ltd., Class H	2,546,500	6,959,813
Anhui Gujing Distillery Co. Ltd., Class A	41,985	968,659
Anhui Gujing Distillery Co. Ltd., Class B	250,600	3,747,226
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	316,900	1,474,627
Anhui Yingjia Distillery Co. Ltd., Class A	103,600	803,705
Anker Innovations Technology Co. Ltd., Class A	72,000	1,104,736
ANTA Sports Products Ltd.	2,646,202	29,695,833
Autohome Inc., ADR	135,258	3,887,315
Avary Holding Shenzhen Co. Ltd., Class A	289,304	1,598,999
AviChina Industry & Technology Co. Ltd., Class H	5,028,000	2,506,326
Avicopter PLC, Class A	121,353	603,784
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	674,100	731,351
Baidu Inc., Class A(a)	4,734,880	51,580,924
Bank of Beijing Co. Ltd., Class A	2,821,706	2,261,122
Bank of Chengdu Co. Ltd., Class A	547,095	1,205,436
Bank of China Ltd., Class A	4,346,500	3,220,725
Bank of China Ltd., Class H	148,616,933	84,440,629
Bank of Communications Co. Ltd., Class A	5,004,493	4,952,544
Bank of Communications Co. Ltd., Class H	18,050,600	15,314,105
Bank of Hangzhou Co. Ltd., Class A	856,845	1,694,859
Bank of Jiangsu Co. Ltd., Class A	2,404,610	3,013,719
Bank of Nanjing Co. Ltd., Class A	1,420,514	1,968,491
Bank of Ningbo Co. Ltd., Class A	861,979	2,875,737
Bank of Shanghai Co. Ltd., Class A	1,929,142	2,478,019
Baoshan Iron & Steel Co. Ltd., Class A	2,930,273	2,847,158
BeiGene Ltd.(a)	1,570,222	33,550,294
Beijing Enterprises Holdings Ltd.	1,094,500	3,773,041
Beijing Enterprises Water Group Ltd.	9,286,000	2,716,960
Beijing Kingsoft Office Software Inc., Class A	55,081	2,630,575
Beijing New Building Materials PLC, Class A	230,813	912,906
Beijing Roborock Technology Co. Ltd., Class A	27,071	893,069
Beijing Tiantan Biological Products Corp. Ltd., Class A	254,340	693,220
Beijing Tong Ren Tang Co. Ltd., Class A	173,600	860,281
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	143,530	1,321,657
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,214,900	4,670,663
Bestechnic Shanghai Co. Ltd., Class A	8,000	380,459
Bethel Automotive Safety Systems Co. Ltd., Class A	35,000	277,348
Bilibili Inc., Class Z(a)(b)	483,134	9,813,163
BOC Aviation Ltd.(c)	447,900	3,460,044
BOE Technology Group Co. Ltd., Class A	4,383,000	2,595,406
Bosideng International Holdings Ltd.	8,650,000	4,216,528
BYD Co. Ltd., Class A	233,912	11,666,741
BYD Co. Ltd., Class H	2,168,000	103,892,091
BYD Electronic International Co. Ltd.	1,670,000	10,815,458
C&D International Investment Group Ltd.	1,591,000	3,158,658
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Caitong Securities Co. Ltd., Class A	857,074	$934,735
Cambricon Technologies Corp. Ltd., Class A(a)	52,113	5,320,252
Capital Securities Co. Ltd., Class A	236,000	687,880
CCOOP Group Co. Ltd., Class A(a)	2,197,600	919,840
CGN Power Co. Ltd., Class A	1,516,100	754,114
CGN Power Co. Ltd., Class H(c)	23,057,000	7,194,580
Changchun High-Tech Industry Group Co. Ltd., Class A	50,294	657,451
Changjiang Securities Co. Ltd., Class A	966,635	854,984
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	45,600	808,104
Chaozhou Three-Circle Group Co. Ltd., Class A	269,230	1,438,779
Chifeng Jilong Gold Mining Co. Ltd., Class A	32,000	81,317
China CITIC Bank Corp. Ltd., Class H	18,688,800	13,768,119
China Coal Energy Co. Ltd., Class H	4,274,000	4,421,384
China Communications Services Corp. Ltd., Class H	5,264,000	3,230,213
China Construction Bank Corp., Class A	1,355,668	1,583,080
China Construction Bank Corp., Class H	199,965,760	169,644,774
China CSSC Holdings Ltd., Class A	589,600	2,502,489
China Eastern Airlines Corp. Ltd., Class A(a)	2,358,197	1,240,176
China Energy Engineering Corp. Ltd., Class A	3,780,352	1,195,063
China Everbright Bank Co. Ltd., Class A	6,453,103	3,333,038
China Everbright Bank Co. Ltd., Class H	6,010,000	2,429,486
China Feihe Ltd.(c)	7,696,000	5,557,614
China Galaxy Securities Co. Ltd., Class A	898,400	2,059,214
China Galaxy Securities Co. Ltd., Class H	7,328,000	7,420,902
China Gas Holdings Ltd.	5,793,200	5,036,945
China Greatwall Technology Group Co. Ltd., Class A(a)	421,073	937,256
China Hongqiao Group Ltd.(b)	5,937,500	9,546,764
China International Capital Corp. Ltd., Class A	373,200	1,812,099
China International Capital Corp. Ltd., Class H(c)	3,212,400	6,101,127
China Jushi Co. Ltd., Class A	604,240	945,543
China Life Insurance Co. Ltd., Class A	391,712	2,097,033
China Life Insurance Co. Ltd., Class H	15,373,000	29,629,851
China Literature Ltd.(a)(b)(c)	870,400	2,829,963
China Longyuan Power Group Corp. Ltd., Class H	6,672,000	5,135,610
China Mengniu Dairy Co. Ltd.	6,558,000	14,989,344
China Merchants Bank Co. Ltd., Class A	2,614,589	15,112,871
China Merchants Bank Co. Ltd., Class H	8,086,967	47,472,582
China Merchants Energy Shipping Co. Ltd., Class A	1,109,600	959,870
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	710,900	1,343,803
China Merchants Port Holdings Co. Ltd.	2,800,000	4,584,712
China Merchants Securities Co. Ltd., Class A	1,002,279	2,492,398
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,111,390	1,498,852
China Minsheng Banking Corp. Ltd., Class A	4,437,555	2,512,043
China Minsheng Banking Corp. Ltd., Class H	13,289,048	6,331,062
China National Building Material Co. Ltd., Class H(b)	9,338,000	4,668,617
China National Chemical Engineering Co. Ltd., Class A	904,267	887,561
China National Nuclear Power Co. Ltd., Class A	2,417,700	3,180,839
China National Software & Service Co. Ltd., Class A(a)	109,400	701,013
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	489,454	1,504,888
China Oilfield Services Ltd., Class H	3,892,000	3,237,933
Security	Shares	Value
China (continued)
China Overseas Land & Investment Ltd.	7,961,960	$14,763,977
China Pacific Insurance Group Co. Ltd., Class A	894,607	3,801,049
China Pacific Insurance Group Co. Ltd., Class H	5,438,000	16,133,011
China Petroleum & Chemical Corp., Class A	4,112,289	3,265,811
China Petroleum & Chemical Corp., Class H	50,536,800	26,928,904
China Power International Development Ltd.	9,265,000	3,577,748
China Railway Group Ltd., Class A	2,863,700	2,325,024
China Railway Group Ltd., Class H	8,192,000	4,041,222
China Railway Signal & Communication Corp. Ltd., Class A	937,321	744,537
China Rare Earth Resources & Technology Co. Ltd., Class A	11,000	44,264
China Resources Beer Holdings Co. Ltd.	3,371,500	10,820,210
China Resources Gas Group Ltd.	1,984,300	6,682,241
China Resources Land Ltd.	6,693,833	22,414,942
China Resources Microelectronics Ltd., Class A	171,616	1,111,262
China Resources Mixc Lifestyle Services Ltd.(c)	1,449,200	6,022,688
China Resources Pharmaceutical Group Ltd.(c)	3,771,500	2,570,248
China Resources Power Holdings Co. Ltd.	4,190,999	9,692,739
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	180,733	1,016,889
China Ruyi Holdings Ltd.(a)(b)	13,364,000	3,922,444
China Shenhua Energy Co. Ltd., Class A	854,539	4,158,645
China Shenhua Energy Co. Ltd., Class H	7,007,500	26,735,513
China Southern Airlines Co. Ltd., Class A(a)	1,347,300	1,082,338
China State Construction Engineering Corp. Ltd., Class A	5,058,171	3,809,075
China State Construction International Holdings Ltd.	4,342,000	6,631,535
China Taiping Insurance Holdings Co. Ltd.	3,046,660	4,494,398
China Three Gorges Renewables Group Co. Ltd., Class A	3,800,025	2,190,021
China Tourism Group Duty Free Corp. Ltd., Class A	254,232	2,139,729
China Tower Corp. Ltd., Class H(c)	9,053,200	12,851,573
China United Network Communications Ltd., Class A	4,160,600	3,574,539
China Vanke Co. Ltd., Class A(a)	1,207,566	1,286,551
China Vanke Co. Ltd., Class H(a)(b)	4,569,631	3,898,078
China XD Electric Co. Ltd., Class A, NVS	665,100	616,913
China Yangtze Power Co. Ltd., Class A	3,069,915	11,525,765
China Zheshang Bank Co. Ltd., Class A	3,074,630	1,207,180
Chongqing Brewery Co. Ltd., Class A	36,300	280,632
Chongqing Changan Automobile Co. Ltd., Class A	1,101,217	1,960,684
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,143,600	887,567
Chongqing Zhifei Biological Products Co. Ltd., Class A	325,313	1,124,934
Chow Tai Fook Jewellery Group Ltd.	4,210,600	4,068,500
CITIC Ltd.	8,579,000	9,832,040
Citic Pacific Special Steel Group Co. Ltd., Class A	434,300	726,507
CITIC Securities Co. Ltd., Class A	1,509,293	5,678,435
CITIC Securities Co. Ltd., Class H	3,306,100	9,507,743
CMOC Group Ltd., Class A	2,493,498	2,291,477
CMOC Group Ltd., Class H	7,614,000	5,129,716
CNGR Advanced Material Co. Ltd., Class A	121,500	627,270
CNOOC Energy Technology & Services Ltd., Class A	69,300	35,962
CNPC Capital Co. Ltd., Class A, NVS	1,151,700	1,003,534
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Contemporary Amperex Technology Co. Ltd., Class A	554,934	$20,210,844
Cosco Shipping Energy Transportation Co. Ltd., Class A	481,400	738,875
Cosco Shipping Energy Transportation Co. Ltd., Class H	2,778,000	2,318,259
Cosco Shipping Holdings Co. Ltd., Class A	1,686,164	3,160,773
Cosco Shipping Holdings Co. Ltd., Class H	5,895,349	8,673,713
CRRC Corp. Ltd., Class A	2,858,900	2,940,519
CRRC Corp. Ltd., Class H	9,478,000	6,298,531
CSC Financial Co. Ltd., Class A	603,933	2,038,057
CSPC Innovation Pharmaceutical Co. Ltd., Class A	186,720	903,278
CSPC Pharmaceutical Group Ltd.	16,986,479	10,303,639
Daqin Railway Co. Ltd., Class A	2,358,900	2,168,749
Datang International Power Generation Co. Ltd., Class A	1,600,500	611,833
Dong-E-E-Jiao Co. Ltd., Class A	84,800	657,269
Dongfang Electric Corp. Ltd., Class A	401,400	806,714
Dongxing Securities Co. Ltd., Class A	560,897	914,420
East Money Information Co. Ltd., Class A	1,977,898	6,326,017
Eastroc Beverage Group Co. Ltd., Class A	63,400	1,927,736
Ecovacs Robotics Co. Ltd., Class A	89,553	718,925
Empyrean Technology Co. Ltd., Class A, NVS	61,300	905,139
ENN Energy Holdings Ltd.	1,655,300	11,027,209
ENN Natural Gas Co. Ltd., Class A	353,700	984,609
Eoptolink Technology Inc. Ltd., Class A	90,600	1,217,632
Eve Energy Co. Ltd., Class A	268,053	1,728,607
Everbright Securities Co. Ltd., Class A	589,683	1,425,938
Far East Horizon Ltd.(b)	3,977,000	3,012,007
Flat Glass Group Co. Ltd., Class A	313,900	937,693
Focus Media Information Technology Co. Ltd., Class A	1,927,878	1,681,844
Foshan Haitian Flavouring & Food Co. Ltd., Class A	549,716	3,112,759
Fosun International Ltd.	5,476,000	3,101,772
Founder Securities Co. Ltd., Class A	1,278,200	1,391,278
Foxconn Industrial Internet Co. Ltd., Class A	1,671,797	4,964,967
Fuyao Glass Industry Group Co. Ltd., Class A	272,672	2,104,568
Fuyao Glass Industry Group Co. Ltd., Class H(c)	1,272,000	8,652,227
GalaxyCore Inc., Class A, NVS	282,852	625,792
Ganfeng Lithium Group Co. Ltd., Class A	202,773	1,015,409
GCL Technology Holdings Ltd.(a)(b)	44,954,000	7,206,097
GD Power Development Co. Ltd., Class A	2,461,100	1,429,543
Geely Automobile Holdings Ltd.	12,635,000	28,568,349
GEM Co. Ltd., Class A	632,800	590,997
Genscript Biotech Corp.(a)(b)	2,502,000	4,096,035
GF Securities Co. Ltd., Class A	838,394	1,768,293
Giant Biogene Holding Co. Ltd.(c)	637,000	5,142,248
GigaDevice Semiconductor Inc., Class A(a)	86,494	1,573,351
GoerTek Inc., Class A	424,900	1,665,127
Goldwind Science & Technology Co. Ltd., Class A	327,193	406,648
Goneo Group Co. Ltd., Class A	86,885	894,789
Gotion High-tech Co. Ltd., Class A	293,323	940,481
Great Wall Motor Co. Ltd., Class A	358,600	1,227,889
Great Wall Motor Co. Ltd., Class H	4,766,500	7,917,886
Gree Electric Appliances Inc. of Zhuhai, Class A	356,200	1,999,674
Guangdong Haid Group Co. Ltd., Class A	244,927	1,715,265
Guangdong Investment Ltd.	6,550,110	4,975,288
Guanghui Energy Co. Ltd., Class A	911,800	767,215
Guangzhou Automobile Group Co. Ltd., Class A	780,600	939,041
Security	Shares	Value
China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	182,396	$665,848
Guangzhou Tinci Materials Technology Co. Ltd., Class A	237,800	684,594
Guolian Securities Co. Ltd., Class A	240,600	375,202
Guosen Securities Co. Ltd., Class A	987,151	1,417,495
Guotai Junan Securities Co. Ltd., Class A	971,140	2,315,208
Guotai Junan Securities Co. Ltd., Class H(c)	410,600	627,990
Guoyuan Securities Co. Ltd., Class A	558,300	614,166
H World Group Ltd., ADR	424,278	15,227,337
Haidilao International Holding Ltd.(c)	3,486,000	7,468,368
Haier Smart Home Co. Ltd., Class A	861,541	3,110,080
Haier Smart Home Co. Ltd., Class A	4,972,400	15,927,416
Hainan Airlines Holding Co. Ltd., Class A(a)	5,511,000	1,168,478
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	1,537,600	799,449
Haitian International Holdings Ltd.	1,448,000	3,868,669
Haitong Securities Co. Ltd., Class A	1,273,600	1,817,383
Haitong Securities Co. Ltd., Class H	5,914,000	4,904,855
Hangzhou First Applied Material Co. Ltd., Class A	402,808	822,916
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	196,700	694,115
Hangzhou Tigermed Consulting Co. Ltd., Class A	53,100	413,644
Hansoh Pharmaceutical Group Co. Ltd.(c)	2,536,000	5,880,136
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	382,100	949,809
Henan Shuanghui Investment & Development Co. Ltd., Class A	456,100	1,682,443
Hengan International Group Co. Ltd.	1,351,500	3,795,076
Hengli Petrochemical Co. Ltd., Class A	917,391	1,973,493
Hengtong Optic-Electric Co. Ltd., Class A	316,900	677,901
Hisense Home Appliances Group Co. Ltd., Class H	842,136	2,855,109
Hithink RoyalFlush Information Network Co. Ltd., Class A	65,200	2,709,113
HLA Group Corp. Ltd., Class A	621,900	678,476
Hoshine Silicon Industry Co. Ltd., Class A	99,500	736,802
Hua Hong Semiconductor Ltd.(b)(c)	1,414,000	6,284,287
Huadian Power International Corp. Ltd., Class A	1,228,400	942,919
Huadong Medicine Co. Ltd., Class A	222,005	1,055,738
Huafon Chemical Co. Ltd., Class A	869,000	987,847
Huagong Tech Co. Ltd., Class A	114,900	706,085
Huaibei Mining Holdings Co. Ltd., Class A	347,600	645,034
Hualan Biological Engineering Inc., Class A	253,083	549,149
Huaneng Lancang River Hydropower Inc., Class A	696,700	825,070
Huaneng Power International Inc., Class A	1,361,300	1,256,077
Huaneng Power International Inc., Class H	8,608,000	4,814,782
Huaqin Technology Co. Ltd., Class A	76,500	931,287
Huatai Securities Co. Ltd., Class A	1,076,909	2,589,342
Huatai Securities Co. Ltd., Class H(c)	2,625,800	4,414,850
Huaxia Bank Co. Ltd., Class A	1,843,960	1,827,098
Huayu Automotive Systems Co. Ltd., Class A	386,768	967,975
Huizhou Desay Sv Automotive Co. Ltd., Class A	63,900	1,089,043
Humanwell Healthcare Group Co. Ltd., Class A	227,700	621,936
Hunan Valin Steel Co. Ltd., Class A	1,117,600	751,027
Hundsun Technologies Inc., Class A	253,244	1,068,848
Hwatsing Technology Co. Ltd., Class A, NVS	32,058	738,250
Hygon Information Technology Co. Ltd., Class A, NVS	286,552	6,355,553
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
IEIT Systems Co. Ltd., Class A	205,390	$1,686,122
Iflytek Co. Ltd., Class A	304,919	2,176,319
Imeik Technology Development Co. Ltd., Class A	41,860	979,405
Industrial & Commercial Bank of China Ltd., Class A	7,758,262	7,313,662
Industrial & Commercial Bank of China Ltd., Class H	144,941,085	102,643,254
Industrial Bank Co. Ltd., Class A	2,644,342	7,545,721
Industrial Securities Co. Ltd., Class A	1,304,376	1,072,531
Ingenic Semiconductor Co. Ltd., Class A	68,600	806,661
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	6,707,100	1,669,080
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	294,200	717,321
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,070,300	844,006
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	832,470	3,236,914
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,247,900	4,338,094
Innovent Biologics Inc.(a)(b)(c)	2,555,000	13,322,743
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	125,400	1,109,883
JA Solar Technology Co. Ltd., Class A	406,460	710,447
JCET Group Co. Ltd., Class A	235,600	1,214,847
JD Health International Inc.(a)(c)	2,340,200	10,182,905
JD Logistics Inc.(a)(c)	4,150,000	7,437,435
JD.com Inc., Class A	5,118,554	107,034,450
Jiangsu Eastern Shenghong Co. Ltd., Class A	939,200	1,192,095
Jiangsu Expressway Co. Ltd., Class H	2,734,000	3,114,210
Jiangsu Hengli Hydraulic Co. Ltd., Class A	184,688	2,019,411
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	802,241	5,064,531
Jiangsu Hoperun Software Co. Ltd., Class A(a)	75,400	576,475
Jiangsu King's Luck Brewery JSC Ltd., Class A	169,086	1,232,237
Jiangsu Yanghe Distillery Co. Ltd., Class A	194,150	2,063,271
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	136,700	681,829
Jiangsu Zhongtian Technology Co. Ltd., Class A	525,424	997,825
Jiangxi Copper Co. Ltd., Class A	241,600	691,933
Jiangxi Copper Co. Ltd., Class H	2,526,000	3,990,487
Jinko Solar Co. Ltd., Class A	1,150,881	1,092,421
Kanzhun Ltd., ADR(a)	563,260	9,012,160
KE Holdings Inc., ADR	1,438,717	32,040,228
Kingdee International Software Group Co. Ltd.(a)	6,528,000	10,726,951
Kingsoft Corp. Ltd.	1,961,600	10,153,266
Kuaishou Technology(a)(c)	5,554,600	36,276,704
Kuang-Chi Technologies Co. Ltd., Class A	263,300	1,487,433
Kunlun Energy Co. Ltd.	8,332,000	8,323,634
Kunlun Tech Co. Ltd., Class A	158,400	808,898
Kweichow Moutai Co. Ltd., Class A	154,087	31,826,979
LB Group Co. Ltd., Class A	337,400	816,859
Legend Biotech Corp., ADR(a)	152,172	5,327,542
Lenovo Group Ltd.	16,846,000	25,254,955
Lens Technology Co. Ltd., Class A	664,500	2,456,309
Li Auto Inc., Class A(a)	2,571,890	39,428,829
Li Ning Co. Ltd.	4,819,500	10,611,412
Lingyi iTech Guangdong Co., Class A	962,280	1,293,012
Longfor Group Holdings Ltd.(c)	4,263,000	5,868,903
LONGi Green Energy Technology Co. Ltd., Class A	880,171	2,019,886
Loongson Technology Corp. Ltd., Class A(a)	42,403	775,468
Luxshare Precision Industry Co. Ltd., Class A	911,286	5,436,770
Security	Shares	Value
China (continued)
Luzhou Laojiao Co. Ltd., Class A	167,289	$2,911,516
Mango Excellent Media Co. Ltd., Class A	276,600	970,564
Maxscend Microelectronics Co. Ltd., Class A	66,644	768,069
Meituan, Class B(a)(c)	10,288,600	214,816,038
Metallurgical Corp. of China Ltd., Class A	2,461,290	1,055,812
Midea Group Co. Ltd.(a)	623,700	5,958,971
Midea Group Co. Ltd., Class A	401,700	4,035,879
MINISO Group Holding Ltd.	886,280	4,582,270
MMG Ltd.(a)	9,173,600	2,687,655
Montage Technology Co. Ltd., Class A	131,400	1,412,003
Muyuan Foods Co. Ltd., Class A	691,939	3,453,952
NARI Technology Co. Ltd., Class A	1,011,654	3,259,467
National Silicon Industry Group Co. Ltd., Class A	350,313	973,337
NAURA Technology Group Co. Ltd., Class A	66,300	4,093,370
NetEase Inc.	4,023,650	80,108,446
New China Life Insurance Co. Ltd., Class A	312,102	2,069,463
New China Life Insurance Co. Ltd., Class H	1,894,800	6,411,851
New Hope Liuhe Co. Ltd., Class A(a)	434,597	571,050
New Oriental Education & Technology Group Inc.	3,065,900	14,629,855
Nexchip Semiconductor Corp., Class A(a)	244,135	799,295
Ninestar Corp., Class A(a)	213,238	769,603
Ningbo Deye Technology Co. Ltd., Class A, NVS	89,120	1,132,263
Ningbo Orient Wires & Cables Co. Ltd., Class A	105,200	688,783
Ningbo Sanxing Medical Electric Co. Ltd., Class A	183,600	690,841
Ningbo Tuopu Group Co. Ltd., Class A	227,005	1,987,505
Ningxia Baofeng Energy Group Co. Ltd., Class A	979,700	2,227,769
NIO Inc., Class A(a)(b)	3,026,975	13,898,587
Nongfu Spring Co. Ltd., Class H(c)	4,196,200	18,719,203
OFILM Group Co. Ltd., Class A(a)	428,000	806,413
Oppein Home Group Inc., Class A	77,900	706,495
Orient Overseas International Ltd.	297,500	3,982,353
Orient Securities Co. Ltd., Class A	1,125,534	1,504,417
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	1,719,589	674,664
PDD Holdings Inc., ADR(a)	1,449,204	164,760,003
People's Insurance Co. Group of China Ltd. (The), Class A	1,185,000	1,074,845
People's Insurance Co. Group of China Ltd. (The), Class H	17,194,000	8,485,296
PetroChina Co. Ltd., Class A	2,766,900	2,991,272
PetroChina Co. Ltd., Class H	43,812,000	32,775,007
Pharmaron Beijing Co. Ltd., Class A	206,900	752,964
PICC Property & Casualty Co. Ltd., Class H	14,379,192	23,560,109
Ping An Bank Co. Ltd., Class A	2,527,067	4,003,349
Ping An Insurance Group Co. of China Ltd., Class A	1,354,384	9,397,543
Ping An Insurance Group Co. of China Ltd., Class H	13,918,500	82,498,455
Piotech Inc., Class A, NVS	35,728	876,714
Poly Developments and Holdings Group Co. Ltd., Class A	1,526,284	1,825,581
Pop Mart International Group Ltd.(c)	1,126,200	15,139,325
Postal Savings Bank of China Co. Ltd., Class A	4,042,000	2,954,270
Postal Savings Bank of China Co. Ltd., Class H(c)	17,249,000	10,956,895
Power Construction Corp. of China Ltd., Class A	2,274,600	1,563,226
Qifu Technology Inc.	241,362	9,673,789
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	790,400	1,793,232
Range Intelligent Computing Technology Group Co. Ltd., Class A	209,500	1,796,229
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Rockchip Electronics Co. Ltd., Class A	51,000	$1,114,696
Rongsheng Petrochemical Co. Ltd., Class A	1,361,258	1,648,905
SAIC Motor Corp. Ltd., Class A	975,906	2,208,192
Sailun Group Co. Ltd., Class A	422,700	913,987
Sanan Optoelectronics Co. Ltd., Class A	648,500	1,094,769
Sany Heavy Industry Co. Ltd., Class A	981,152	2,454,550
Satellite Chemical Co. Ltd., Class A	421,484	1,230,335
SDIC Capital Co. Ltd., Class A	1,024,800	999,269
SDIC Power Holdings Co. Ltd., Class A	994,000	1,941,619
Seres Group Co. Ltd., Class A, NVS	189,400	3,174,936
SF Holding Co. Ltd., Class A	600,735	3,445,766
SG Micro Corp., Class A	66,321	809,589
Shaanxi Coal Industry Co. Ltd., Class A	1,215,076	3,162,346
Shandong Gold Mining Co. Ltd., Class A	448,436	1,453,803
Shandong Gold Mining Co. Ltd., Class H(c)	1,655,000	3,113,353
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	46,700	326,942
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	253,380	715,235
Shandong Linglong Tyre Co. Ltd., Class A	180,200	433,274
Shandong Nanshan Aluminum Co. Ltd., Class A	1,516,000	777,126
Shandong Sun Paper Industry JSC Ltd., Class A	363,000	707,515
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,235,200	3,412,922
Shanghai Baosight Software Co. Ltd., Class A	295,859	1,331,615
Shanghai Baosight Software Co. Ltd., Class B	1,479,296	2,637,202
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	31,067	812,656
Shanghai Electric Group Co. Ltd., Class A(a)	1,638,291	1,841,105
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	337,689	1,158,072
Shanghai International Airport Co. Ltd., Class A	209,798	936,471
Shanghai M&G Stationery Inc., Class A	152,037	577,561
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	377,300	994,587
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,480,200	2,242,085
Shanghai Pudong Development Bank Co. Ltd., Class A	3,622,495	5,064,293
Shanghai Putailai New Energy Technology Co. Ltd., Class A	302,366	712,037
Shanghai RAAS Blood Products Co. Ltd., Class A	646,200	600,628
Shanghai Rural Commercial Bank Co. Ltd., Class A	1,358,700	1,488,369
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	93,902	1,740,748
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	206,300	734,452
Shanjin International Gold Co. Ltd., Class A	396,600	888,846
Shanxi Coking Coal Energy Group Co. Ltd., Class A	838,200	796,616
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	379,500	628,359
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	143,100	4,012,205
Shenergy Co. Ltd., Class A	635,800	777,644
Shengyi Technology Co. Ltd., Class A	301,800	1,202,689
Shennan Circuits Co. Ltd., Class A	70,140	1,273,881
Shenwan Hongyuan Group Co. Ltd., Class A	3,263,870	2,290,756
Shenzhen Goodix Technology Co. Ltd., Class A	62,200	697,519
Security	Shares	Value
China (continued)
Shenzhen Inovance Technology Co. Ltd., Class A	178,597	$1,775,869
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	143,032	4,980,600
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	100,600	855,659
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	7,800	31,817
Shenzhen Transsion Holdings Co. Ltd., Class A	137,146	1,753,194
Shenzhou International Group Holdings Ltd.	1,718,800	12,587,483
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	252,800	482,716
Sichuan Changhong Electric Co. Ltd., Class A	561,800	870,383
Sichuan Chuantou Energy Co. Ltd., Class A	682,160	1,401,007
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	246,578	998,229
Sichuan Road & Bridge Group Co. Ltd., Class A	801,880	808,329
Sieyuan Electric Co. Ltd., Class A	101,600	1,018,943
Sino Biopharmaceutical Ltd.	21,646,750	8,987,633
Sinopharm Group Co. Ltd., Class H	2,808,800	7,077,583
Sinotruk Hong Kong Ltd.	1,487,000	3,948,354
Smoore International Holdings Ltd.(b)(c)	3,938,000	5,876,879
SooChow Securities Co. Ltd., Class A	757,800	833,306
Spring Airlines Co. Ltd., Class A	134,700	994,621
Sungrow Power Supply Co. Ltd., Class A	264,480	2,580,519
Sunny Optical Technology Group Co. Ltd.	1,484,400	16,624,065
Sunwoda Electronic Co. Ltd., Class A	275,200	922,394
SUPCON Technology Co. Ltd., Class A	82,243	616,191
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	227,400	1,007,373
Suzhou Maxwell Technologies Co. Ltd., Class A	37,840	519,162
Suzhou TFC Optical Communication Co. Ltd., Class A	74,380	918,994
TAL Education Group, ADR(a)	852,916	11,019,675
TBEA Co. Ltd., Class A	753,980	1,249,143
TCL Technology Group Corp., Class A	2,210,030	1,404,779
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	535,116	661,934
Tencent Holdings Ltd.	13,485,800	830,003,868
Tencent Music Entertainment Group, ADR	1,559,770	19,013,596
Tianfeng Securities Co. Ltd., Class A(a)	1,099,400	687,573
Tianqi Lithium Corp., Class A	204,000	913,292
Tianshan Aluminum Group Co. Ltd., Class A	591,700	687,475
Tianshui Huatian Technology Co. Ltd., Class A	412,300	624,661
Tingyi Cayman Islands Holding Corp.	4,210,000	6,127,891
Tongcheng Travel Holdings Ltd.	2,694,800	6,036,650
TongFu Microelectronics Co. Ltd., Class A	201,000	792,500
Tongkun Group Co. Ltd., Class A	394,100	689,939
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,632,300	724,996
Tongwei Co. Ltd., Class A	544,484	1,577,495
TravelSky Technology Ltd., Class H	2,060,000	2,863,242
Trina Solar Co. Ltd., Class A	257,997	616,484
Trip.com Group Ltd.(a)	1,290,812	73,001,401
Tsingtao Brewery Co. Ltd., Class A	21,390	205,058
Tsingtao Brewery Co. Ltd., Class H	1,386,000	9,271,512
Unigroup Guoxin Microelectronics Co. Ltd., Class A	112,339	956,316
Unisplendour Corp. Ltd., Class A	377,554	1,544,572
Victory Giant Technology Huizhou Co. Ltd., Class A	105,000	749,299
Vipshop Holdings Ltd., ADR	703,567	11,060,073
Wanhua Chemical Group Co. Ltd., Class A	396,891	3,750,418
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Want Want China Holdings Ltd.	10,267,000	$6,196,799
Weichai Power Co. Ltd., Class A	945,944	2,040,259
Weichai Power Co. Ltd., Class H	3,984,800	7,847,500
Wens Foodstuff Group Co. Ltd., Class A	829,670	1,856,924
Western Mining Co. Ltd., Class A	315,600	694,689
Western Securities Co. Ltd., Class A	768,710	865,025
Western Superconducting Technologies Co. Ltd., Class A	124,212	758,769
Will Semiconductor Co. Ltd. Shanghai, Class A	146,570	2,876,090
Wingtech Technology Co. Ltd., Class A	169,400	809,228
Wintime Energy Group Co. Ltd., Class A, NVS	2,828,600	591,299
Wuhan Guide Infrared Co. Ltd., Class A	673,832	738,836
Wuliangye Yibin Co. Ltd., Class A	485,528	8,788,340
WUS Printed Circuit Kunshan Co. Ltd., Class A	241,723	1,180,741
WuXi AppTec Co. Ltd., Class A	283,429	2,388,162
WuXi AppTec Co. Ltd., Class H(c)	663,670	5,081,418
Wuxi Biologics Cayman Inc.(a)(b)(c)	7,353,500	21,315,835
XCMG Construction Machinery Co. Ltd., Class A	1,510,169	1,830,625
Xiaomi Corp., Class B(a)(c)	34,286,200	229,529,445
Xinjiang Daqo New Energy Co. Ltd., Class A	237,942	698,259
Xinyi Solar Holdings Ltd.(b)	10,200,000	4,331,904
XPeng Inc., Class A(a)	2,580,176	27,569,192
Yadea Group Holdings Ltd.(b)(c)	2,694,000	4,422,430
Yankuang Energy Group Co. Ltd., Class A	731,130	1,332,237
Yankuang Energy Group Co. Ltd., Class H	6,754,660	7,041,471
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	195,098	939,996
Yealink Network Technology Corp. Ltd., Class A	165,042	894,428
Yifeng Pharmacy Chain Co. Ltd., Class A	176,428	569,563
Yihai Kerry Arawana Holdings Co. Ltd., Class A	252,700	1,111,192
Yonghui Superstores Co. Ltd., Class A(a)	1,104,400	813,890
Yonyou Network Technology Co. Ltd., Class A(a)	477,351	1,002,778
Youngor Fashion Co. Ltd., Class A	595,500	673,966
YTO Express Group Co. Ltd., Class A	477,100	901,508
Yum China Holdings Inc.	795,181	39,289,893
Yunnan Aluminium Co. Ltd., Class A	556,300	1,238,636
Yunnan Baiyao Group Co. Ltd., Class A	254,182	1,924,273
Yunnan Energy New Material Co. Ltd., Class A	130,600	587,462
Yunnan Yuntianhua Co. Ltd., Class A	241,200	693,001
Yutong Bus Co. Ltd., Class A	290,100	1,049,309
Zangge Mining Co. Ltd., Class A	183,200	807,024
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	69,364	1,948,115
Zhaojin Mining Industry Co. Ltd., Class H(b)	3,210,000	5,457,339
Zhejiang China Commodities City Group Co. Ltd., Class A	687,500	1,210,262
Zhejiang Chint Electrics Co. Ltd., Class A	270,623	869,252
Zhejiang Dahua Technology Co. Ltd., Class A	478,284	1,083,242
Zhejiang Expressway Co. Ltd., Class H	3,548,640	2,638,596
Zhejiang Huayou Cobalt Co. Ltd., Class A	240,715	1,095,067
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	171,484	779,447
Zhejiang Juhua Co. Ltd., Class A	378,300	1,268,833
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	1,054,900	4,765,140
Zhejiang NHU Co. Ltd., Class A	422,187	1,226,368
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	275,600	1,152,574
Zhejiang Supor Co. Ltd., Class A	85,782	624,203
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	270,400	736,444
Zhejiang Weiming Environment Protection Co. Ltd., Class A	220,100	580,864
Security	Shares	Value
China (continued)
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,511,200	$1,137,253
Zheshang Securities Co. Ltd., Class A	589,800	937,450
Zhongji Innolight Co. Ltd., Class A	145,440	2,054,956
Zhongjin Gold Corp. Ltd., Class A	681,800	1,149,117
Zhongsheng Group Holdings Ltd.	1,702,500	2,778,247
Zhongtai Securities Co. Ltd., Class A	1,112,300	965,054
Zhuzhou CRRC Times Electric Co. Ltd., Class A, NVS	116,417	742,731
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,068,300	4,488,475
Zijin Mining Group Co. Ltd., Class A	2,719,100	5,802,673
Zijin Mining Group Co. Ltd., Class H	11,818,000	22,325,578
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	917,254	1,006,989
ZTE Corp., Class A	518,800	2,768,503
ZTE Corp., Class H	1,565,600	5,931,781
ZTO Express Cayman Inc.	884,584	17,161,040
		5,024,993,143
Colombia — 0.1%
Bancolombia SA	528,493	5,814,438
Interconexion Electrica SA ESP	970,118	4,839,123
		10,653,561
Czech Republic — 0.1%
CEZ AS	335,162	14,177,468
Komercni Banka AS	156,557	6,758,611
Moneta Money Bank AS(c)	611,426	3,438,358
		24,374,437
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	4,836,673	7,228,749
Eastern Co. SAE	3,326,260	2,035,816
Talaat Moustafa Group	1,793,099	1,911,695
		11,176,260
Greece — 0.5%
Alpha Services and Holdings SA	4,929,503	10,019,149
Eurobank Ergasias Services and Holdings SA, Class A	5,253,672	13,707,206
FF Group(d)	246,892	3
Hellenic Telecommunications Organization SA	370,802	5,785,685
Jumbo SA	255,938	7,077,187
Metlen Energy & Metals SA	236,987	8,742,658
National Bank of Greece SA	1,773,830	16,470,220
OPAP SA	409,786	7,283,776
Piraeus Financial Holdings SA	2,205,607	10,414,544
Public Power Corp. SA	376,892	5,182,982
		84,683,410
Hong Kong — 0.0%
J&T Global Express Ltd.(a)	4,811,400	3,974,313
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	837,376	6,208,827
OTP Bank Nyrt	464,603	28,514,704
Richter Gedeon Nyrt	291,581	8,091,927
		42,815,458
India — 17.1%
ABB India Ltd.	110,565	6,266,686
Adani Enterprises Ltd.	335,774	8,086,225
Adani Ports & Special Economic Zone Ltd.	1,121,736	13,793,369
Adani Power Ltd.(a)	1,213,276	6,679,850
Alkem Laboratories Ltd.	87,045	4,630,448
Ambuja Cements Ltd.	1,273,611	6,804,914
APL Apollo Tubes Ltd.	370,480	6,113,793
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Apollo Hospitals Enterprise Ltd.	211,349	$14,666,790
Ashok Leyland Ltd.	3,071,217	7,518,524
Asian Paints Ltd.	792,374	19,786,030
Astral Ltd.	281,480	4,310,496
AU Small Finance Bank Ltd.(c)	750,036	4,875,401
Aurobindo Pharma Ltd.	546,681	6,636,387
Avenue Supermarts Ltd.(a)(c)	336,808	13,131,257
Axis Bank Ltd.	4,761,053	55,576,146
Bajaj Auto Ltd.	139,316	12,630,387
Bajaj Finance Ltd.	579,100	56,763,586
Bajaj Finserv Ltd.	797,385	17,140,480
Bajaj Holdings & Investment Ltd.	56,374	7,480,315
Balkrishna Industries Ltd.	163,061	4,888,147
Bank of Baroda	2,168,699	4,915,011
Bharat Electronics Ltd.	7,628,159	21,652,437
Bharat Forge Ltd.	535,061	6,242,490
Bharat Heavy Electricals Ltd.	2,179,432	4,504,120
Bharat Petroleum Corp. Ltd.	3,162,382	8,634,578
Bharti Airtel Ltd.	5,364,027	96,688,693
Bosch Ltd.	15,159	4,607,285
Britannia Industries Ltd.	224,381	11,810,064
BSE Ltd.	95,664	5,107,801
Canara Bank	3,799,950	3,539,699
CG Power & Industrial Solutions Ltd.	1,279,504	8,424,074
Cholamandalam Investment and Finance Co. Ltd.	879,139	14,166,236
Cipla Ltd.	1,087,893	17,564,301
Coal India Ltd.	3,853,795	16,358,645
Colgate-Palmolive India Ltd.	284,363	8,019,657
Container Corp. of India Ltd.	513,635	3,678,830
Cummins India Ltd.	292,345	9,124,973
Dabur India Ltd.	1,095,721	6,191,657
Divi's Laboratories Ltd.	248,400	15,578,511
Dixon Technologies India Ltd.	75,102	12,039,688
DLF Ltd.	1,549,892	11,335,070
Dr Reddy's Laboratories Ltd.	1,209,966	15,472,423
Eicher Motors Ltd.	286,211	15,652,932
GAIL India Ltd.	4,869,871	8,757,676
GMR Airports Infrastructure Ltd.(a)	5,447,360	4,357,981
Godrej Consumer Products Ltd.	851,719	9,818,207
Godrej Properties Ltd.(a)	313,464	6,993,874
Grasim Industries Ltd.	557,084	14,738,513
Havells India Ltd.	526,994	8,591,065
HCL Technologies Ltd.	1,974,453	35,735,939
HDFC Asset Management Co. Ltd.(c)	198,954	8,285,721
HDFC Bank Ltd.	11,817,674	235,221,876
HDFC Life Insurance Co. Ltd.(c)	2,012,782	14,060,085
Hero MotoCorp Ltd.	249,713	10,546,063
Hindalco Industries Ltd.	2,830,684	20,671,188
Hindustan Aeronautics Ltd., NVS	417,579	14,827,578
Hindustan Petroleum Corp. Ltd.	1,988,217	6,709,016
Hindustan Unilever Ltd.	1,722,906	43,188,905
Hyundai Motor India Ltd.(a)	330,197	6,527,809
ICICI Bank Ltd.	10,908,733	151,328,344
ICICI Lombard General Insurance Co. Ltd.(c)	501,003	9,703,875
ICICI Prudential Life Insurance Co. Ltd.(c)	758,353	4,794,206
IDFC First Bank Ltd.(a)	7,552,870	5,068,866
Indian Hotels Co. Ltd., Class A	1,787,572	14,703,426
Indian Oil Corp. Ltd.	5,848,263	7,636,071
Indian Railway Catering & Tourism Corp. Ltd.	508,044	3,916,032
Indus Towers Ltd.(a)	2,476,811	9,207,666
IndusInd Bank Ltd.	1,184,673	13,464,145
Security	Shares	Value
India (continued)
Info Edge India Ltd.	150,097	$12,063,451
Infosys Ltd.	6,940,172	135,704,187
InterGlobe Aviation Ltd.(a)(c)	394,210	20,261,049
ITC Ltd.	6,368,651	28,858,757
Jindal Stainless Ltd.	672,642	4,519,749
Jindal Steel & Power Ltd.	857,992	8,461,974
Jio Financial Services Ltd., NVS(a)	5,953,429	14,221,442
JSW Energy Ltd.	896,360	4,781,440
JSW Steel Ltd.	1,287,245	14,070,505
Jubilant Foodworks Ltd.	766,522	5,510,780
Kalyan Jewellers India Ltd.	859,099	4,571,505
Kotak Mahindra Bank Ltd.	2,291,602	50,067,111
Larsen & Toubro Ltd.	1,418,922	51,581,089
LTIMindtree Ltd.(c)	154,396	8,282,735
Lupin Ltd.	473,920	10,348,237
Macrotech Developers Ltd.	622,500	8,083,464
Mahindra & Mahindra Ltd.	1,951,062	57,901,390
Mankind Pharma Ltd.(a)	254,949	6,702,072
Marico Ltd.	1,085,345	7,466,012
Maruti Suzuki India Ltd.	261,331	35,822,591
Max Healthcare Institute Ltd.	1,629,892	18,285,462
Mphasis Ltd.	217,436	5,631,676
MRF Ltd.	4,997	6,032,702
Muthoot Finance Ltd.	257,052	6,292,021
Nestle India Ltd., NVS	698,733	17,522,966
NHPC Ltd., NVS	6,169,268	5,181,544
NMDC Ltd.	6,408,342	4,607,221
NTPC Ltd.	9,089,368	32,534,971
Oberoi Realty Ltd.	265,401	4,529,170
Oil & Natural Gas Corp. Ltd.	6,540,264	16,959,193
Oil India Ltd.	1,033,719	4,074,039
Oracle Financial Services Software Ltd.	45,932	4,104,948
Page Industries Ltd.	12,881	5,976,811
PB Fintech Ltd.(a)	715,868	12,068,457
Persistent Systems Ltd., NVS	226,560	13,819,857
Petronet LNG Ltd.	1,589,667	5,172,874
Phoenix Mills Ltd. (The)	415,836	7,384,319
PI Industries Ltd.	158,843	5,487,740
Pidilite Industries Ltd.	322,235	9,799,947
Polycab India Ltd.	110,311	5,971,043
Power Finance Corp. Ltd.	3,099,968	13,047,778
Power Grid Corp. of India Ltd.	9,693,498	27,908,758
Prestige Estates Projects Ltd.	359,951	4,654,934
Punjab National Bank	4,747,080	4,781,325
Rail Vikas Nigam Ltd.	1,086,693	4,175,020
REC Ltd.	2,748,566	11,449,047
Reliance Industries Ltd.	12,741,459	175,551,442
Samvardhana Motherson International Ltd.	6,507,824	8,888,545
SBI Cards & Payment Services Ltd.	603,728	5,812,962
SBI Life Insurance Co. Ltd.(c)	937,743	15,384,631
Shree Cement Ltd.	19,210	6,010,840
Shriram Finance Ltd.	3,052,345	21,652,572
Siemens Ltd.	186,082	9,887,261
Solar Industries India Ltd.	57,143	5,725,453
Sona Blw Precision Forgings Ltd.(c)	924,360	5,243,766
SRF Ltd.	281,668	9,022,226
State Bank of India	3,785,205	29,956,307
Sun Pharmaceutical Industries Ltd.	2,019,979	36,839,821
Sundaram Finance Ltd.	138,941	7,230,202
Supreme Industries Ltd.	133,631	5,108,739
Suzlon Energy Ltd.(a)	19,876,104	11,379,330
Tata Communications Ltd.	243,550	3,782,710
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Tata Consultancy Services Ltd.	1,890,382	$75,578,498
Tata Consumer Products Ltd.	1,221,675	13,519,387
Tata Elxsi Ltd.	71,688	4,448,709
Tata Motors Ltd.	4,247,814	30,321,886
Tata Power Co. Ltd. (The)	3,357,399	13,088,536
Tata Steel Ltd.	15,632,355	24,692,203
Tech Mahindra Ltd.	1,119,752	19,166,097
Thermax Ltd.	88,602	3,300,692
Titan Co. Ltd.	735,737	26,006,986
Torrent Pharmaceuticals Ltd.	245,184	8,282,771
Torrent Power Ltd.	369,068	5,361,231
Trent Ltd.	377,808	21,064,373
Tube Investments of India Ltd.	223,979	6,330,521
TVS Motor Co. Ltd.	497,345	12,702,414
UltraTech Cement Ltd.	240,815	27,982,327
Union Bank of India Ltd.	3,202,983	4,141,070
United Spirits Ltd.	613,961	9,036,489
UPL Ltd.	952,016	6,911,555
Varun Beverages Ltd.	2,802,098	13,963,457
Vedanta Ltd.	2,861,165	13,013,410
Vodafone Idea Ltd.(a)	50,325,050	4,371,017
Voltas Ltd.	480,332	7,273,672
Wipro Ltd.	5,422,130	17,316,233
Yes Bank Ltd.(a)	29,511,518	5,678,447
Zomato Ltd.(a)	15,071,788	38,494,952
Zydus Lifesciences Ltd.	522,888	5,256,409
		2,789,456,045
Indonesia — 1.2%
Adaro Energy Indonesia Tbk PT	28,705,400	3,596,702
Amman Mineral Internasional PT(a)	13,528,700	5,352,614
Astra International Tbk PT	42,080,700	11,507,541
Bank Central Asia Tbk PT	115,628,700	58,923,880
Bank Mandiri Persero Tbk PT	77,398,700	21,670,017
Bank Negara Indonesia Persero Tbk PT	30,974,452	7,562,509
Bank Rakyat Indonesia Persero Tbk PT	142,434,708	29,197,892
Barito Pacific Tbk PT	49,461,287	2,347,836
Chandra Asri Pacific Tbk PT	16,293,100	6,584,063
Charoen Pokphand Indonesia Tbk PT	16,025,145	4,049,780
GoTo Gojek Tokopedia Tbk PT(a)	1,876,987,666	8,521,187
Indofood CBP Sukses Makmur Tbk PT	4,886,300	3,079,725
Indofood Sukses Makmur Tbk PT	9,262,600	3,980,460
Kalbe Farma Tbk PT	44,807,815	2,918,724
Sumber Alfaria Trijaya Tbk PT	39,296,700	5,214,279
Telkom Indonesia Persero Tbk PT	102,326,200	14,646,184
United Tractors Tbk PT	3,141,253	4,240,833
		193,394,226
Kuwait — 0.8%
Boubyan Bank KSCP	2,987,515	6,481,012
Gulf Bank KSCP	4,041,230	4,492,019
Kuwait Finance House KSCP	20,872,362	54,071,175
Mabanee Co. KPSC	1,427,700	3,822,298
Mobile Telecommunications Co. KSCP	3,895,418	6,189,465
National Bank of Kuwait SAKP	16,110,411	53,693,512
		128,749,481
Luxembourg — 0.0%
Zabka Group SA(a)	608,674	3,358,937
Malaysia — 1.4%
AMMB Holdings Bhd	4,739,975	6,124,142
Axiata Group Bhd	6,052,700	2,840,625
CELCOMDIGI Bhd	7,613,900	6,302,965
Security	Shares	Value
Malaysia (continued)
CIMB Group Holdings Bhd	16,544,900	$29,058,539
Gamuda Bhd	9,044,400	8,867,223
Genting Bhd(b)	4,329,600	3,199,472
Hong Leong Bank Bhd	1,374,400	6,607,180
IHH Healthcare Bhd	4,471,200	7,464,524
IOI Corp. Bhd	5,418,620	4,725,460
Kuala Lumpur Kepong Bhd	1,102,800	5,097,915
Malayan Banking Bhd	11,199,600	26,925,337
Maxis Bhd	5,154,200	4,002,715
MISC Bhd	2,813,600	4,606,506
MR DIY Group M Bhd(c)	6,738,200	2,088,884
Nestle Malaysia Bhd	169,200	3,207,265
Petronas Chemicals Group Bhd	5,948,200	4,973,534
Petronas Dagangan Bhd	675,000	2,905,834
Petronas Gas Bhd	1,713,500	6,719,608
PPB Group Bhd	1,413,660	3,403,700
Press Metal Aluminium Holdings Bhd	8,070,700	9,167,460
Public Bank Bhd	29,717,050	30,232,372
QL Resources Bhd	3,515,300	3,826,587
RHB Bank Bhd	3,115,525	4,826,892
SD Guthrie Bhd	4,487,873	5,101,626
Sime Darby Bhd	5,695,773	2,800,776
Sunway Bhd	4,823,800	4,992,710
Telekom Malaysia Bhd	2,675,900	4,100,904
Tenaga Nasional Bhd	5,820,450	17,779,259
YTL Corp. Bhd	6,939,700	2,948,627
YTL Power International Bhd	5,151,000	3,677,483
		228,576,124
Mexico — 1.8%
Alfa SAB de CV, Class A	7,643,138	6,540,955
America Movil SAB de CV, Series B, Class B	37,975,450	26,993,350
Arca Continental SAB de CV	1,078,336	11,137,489
Cemex SAB de CV, NVS	31,315,315	19,242,601
Coca-Cola Femsa SAB de CV	1,099,569	9,790,412
Fibra Uno Administracion SA de CV	5,860,881	6,355,894
Fomento Economico Mexicano SAB de CV	3,634,772	34,128,376
Gruma SAB de CV, Class B	380,431	6,568,978
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	610,154	5,865,541
Grupo Aeroportuario del Pacifico SAB de CV, Class B	810,285	15,273,758
Grupo Aeroportuario del Sureste SAB de CV, Class B	375,482	10,149,559
Grupo Bimbo SAB de CV, Series A, Class A	2,694,846	7,228,124
Grupo Carso SAB de CV, Series A1, Class A1	1,226,541	7,105,393
Grupo Comercial Chedraui SA de CV	611,519	3,500,600
Grupo Financiero Banorte SAB de CV, Class O	5,386,412	37,956,987
Grupo Financiero Inbursa SAB de CV, Class O(a)	3,903,049	9,035,082
Grupo Mexico SAB de CV, Series B, Class B	6,534,488	30,720,423
Industrias Penoles SAB de CV(a)	425,543	6,510,266
Kimberly-Clark de Mexico SAB de CV, Class A	3,102,163	4,639,510
Prologis Property Mexico SA de CV	2,364,169	7,477,602
Promotora y Operadora de Infraestructura SAB de CV	404,265	4,026,325
Qualitas Controladora SAB de CV	406,375	3,914,676
Wal-Mart de Mexico SAB de CV	10,761,300	28,471,319
		302,633,220
Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	346,775	4,421,381
Credicorp Ltd.	140,574	25,727,853
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Peru (continued)
Southern Copper Corp.	180,746	$16,073,742
		46,222,976
Philippines — 0.5%
Ayala Corp.	538,886	5,144,267
Ayala Land Inc.	14,070,400	5,272,664
Bank of the Philippine Islands	3,941,118	8,447,316
BDO Unibank Inc.	5,144,623	13,306,780
International Container Terminal Services Inc.	2,152,980	12,986,376
Jollibee Foods Corp.	974,369	4,321,381
Manila Electric Co.	523,500	4,423,245
Metropolitan Bank & Trust Co.	4,038,065	4,997,382
PLDT Inc.	164,223	3,768,738
SM Investments Corp.	479,112	6,336,395
SM Prime Holdings Inc.	21,698,625	8,366,521
		77,371,065
Poland — 0.9%
Allegro.eu SA (a)(b)(c)	1,197,766	8,285,763
Bank Polska Kasa Opieki SA	380,345	16,085,868
CD Projekt SA	136,090	7,492,824
Dino Polska SA(a)(b)(c)	103,539	12,720,727
KGHM Polska Miedz SA	294,820	9,444,233
LPP SA	2,353	10,630,306
mBank SA(a)	31,539	5,828,625
ORLEN SA	1,193,963	18,637,911
PGE Polska Grupa Energetyczna SA(a)	1,861,239	3,299,354
Powszechna Kasa Oszczednosci Bank Polski SA	1,820,364	31,134,571
Powszechny Zaklad Ubezpieczen SA	1,251,558	16,734,646
Santander Bank Polska SA	85,700	11,117,320
		151,412,148
Qatar — 0.8%
Barwa Real Estate Co.	4,356,296	3,407,867
Commercial Bank PSQC (The)	6,811,439	8,450,573
Dukhan Bank	4,049,189	4,085,354
Industries Qatar QSC	3,095,288	11,236,444
Masraf Al Rayan QSC	12,289,205	7,835,414
Mesaieed Petrochemical Holding Co.	11,206,823	4,392,664
Ooredoo QPSC	1,687,919	5,761,559
Qatar Electricity & Water Co. QSC	934,295	3,801,929
Qatar Fuel QSC	1,217,732	4,801,495
Qatar Gas Transport Co. Ltd.	5,645,358	6,970,630
Qatar International Islamic Bank QSC	2,028,454	5,949,916
Qatar Islamic Bank QPSC	3,715,460	21,234,777
Qatar National Bank QPSC	9,696,806	44,150,872
		132,079,494
Russia — 0.0%
Alrosa PJSC(a)(d)	9,805,890	1,097
Mobile TeleSystems PJSC(a)(d)	3,162,662	354
Moscow Exchange MICEX-RTS PJSC(a)(d)	5,279,850	591
Ozon Holdings PLC, ADR(a)(d)	197,078	22
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(a)(d)	3,367	34
Polyus PJSC(a)(d)	126,490	14
Rosneft Oil Co. PJSC(a)(d)	4,281,715	479
Sberbank of Russia PJSC(a)(d)	39,606,181	4,431
Severstal PAO(a)(d)	805,849	90
TCS Group Holding PLC, GDR(a)(d)(e)	445,207	50
United Co. RUSAL International PJSC(a)(d)	11,428,270	1,279
VK Co. Ltd.(a)(d)	404,870	45
VTB Bank PJSC(a)(d)	2,356,794	—
Security	Shares	Value
Russia (continued)
X5 Retail Group NV, GDR(a)(d)(e)	424,766	$48
		8,534
Saudi Arabia — 4.0%
ACWA Power Co.	304,950	30,187,903
Ades Holding Co.	698,170	3,196,858
Al Rajhi Bank	4,089,380	108,838,998
Al Rajhi Co. for Co-operative Insurance(a)	84,770	3,765,473
Alinma Bank	2,536,113	20,491,383
Almarai Co. JSC	1,039,329	15,721,985
Arab National Bank	1,890,100	10,899,467
Arabian Internet & Communications Services Co.	47,521	4,046,843
Bank AlBilad	1,281,352	12,990,249
Bank Al-Jazira(a)	1,039,995	4,919,771
Banque Saudi Fransi	2,568,066	11,699,199
Bupa Arabia for Cooperative Insurance Co.	172,612	7,842,862
Co. for Cooperative Insurance (The)	152,149	5,885,104
Dallah Healthcare Co.	74,258	2,855,239
Dar Al Arkan Real Estate Development Co.(a)	1,090,053	5,191,510
Dr Sulaiman Al Habib Medical Services Group Co.	181,802	13,602,550
Elm Co.	50,800	14,410,067
Etihad Etisalat Co.	789,343	13,049,427
Jarir Marketing Co.	1,223,756	4,127,112
Mouwasat Medical Services Co.	204,811	4,624,320
Nahdi Medical Co.	78,560	2,466,580
Riyad Bank	3,072,091	24,143,337
SABIC Agri-Nutrients Co.	478,180	13,798,430
Sahara International Petrochemical Co.	732,546	4,176,067
SAL Saudi Logistics Services	52,997	3,458,245
Saudi Arabian Mining Co.(a)	2,769,676	33,642,727
Saudi Arabian Oil Co.(c)	12,132,860	87,696,615
Saudi Aramco Base Oil Co.	104,494	2,878,811
Saudi Awwal Bank	2,091,501	19,830,122
Saudi Basic Industries Corp.	1,878,925	31,062,408
Saudi Electricity Co.	1,724,568	7,644,900
Saudi Industrial Investment Group	756,536	3,365,290
Saudi Investment Bank (The)	1,306,080	5,031,021
Saudi Kayan Petrochemical Co.(a)	1,461,169	2,366,500
Saudi National Bank (The)	6,136,311	57,308,830
Saudi Research & Media Group(a)	76,947	4,207,298
Saudi Tadawul Group Holding Co.	101,411	5,712,592
Saudi Telecom Co.	4,141,295	49,967,629
Yanbu National Petrochemical Co.	570,332	5,306,549
		662,410,271
South Africa — 3.0%
Absa Group Ltd.	1,765,040	17,638,815
Anglo American Platinum Ltd.	184,546	5,536,864
Anglogold Ashanti PLC, NVS	1,046,830	29,981,480
Aspen Pharmacare Holdings Ltd.	787,270	6,871,255
Bid Corp. Ltd.	698,887	16,823,342
Bidvest Group Ltd. (The)	699,317	9,178,582
Capitec Bank Holdings Ltd.	182,004	29,909,212
Clicks Group Ltd.	502,322	9,250,940
Discovery Ltd.	1,134,269	12,545,464
FirstRand Ltd.	10,500,144	39,421,488
Gold Fields Ltd.	1,863,628	32,907,170
Harmony Gold Mining Co. Ltd.	1,198,555	11,789,901
Impala Platinum Holdings Ltd.(a)	1,889,456	8,934,617
Kumba Iron Ore Ltd.	132,151	2,635,730
MTN Group Ltd.	3,517,035	21,984,345
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Naspers Ltd., Class N	354,126	$84,066,968
Nedbank Group Ltd.	964,216	14,419,951
NEPI Rockcastle NV	1,218,249	8,757,589
Old Mutual Ltd.	9,957,442	6,737,638
OUTsurance Group Ltd., NVS	1,756,427	6,700,896
Pepkor Holdings Ltd.(c)	4,947,230	6,819,298
Reinet Investments SCA	292,918	7,180,483
Remgro Ltd.	1,047,794	8,267,548
Sanlam Ltd.	3,774,339	17,409,164
Sasol Ltd.	1,197,798	5,150,499
Shoprite Holdings Ltd.	1,039,517	15,127,446
Standard Bank Group Ltd.	2,787,573	32,340,296
Vodacom Group Ltd.	1,318,586	8,331,519
Woolworths Holdings Ltd./South Africa	1,966,157	6,088,432
		482,806,932
South Korea — 8.8%
Alteogen Inc.(a)	82,932	22,103,099
Amorepacific Corp.(a)	60,601	4,859,817
Celltrion Inc.	332,605	41,954,939
CJ CheilJedang Corp.	17,069	2,771,505
Coway Co. Ltd.	118,885	6,582,698
DB Insurance Co. Ltd.	96,835	6,067,253
Doosan Bobcat Inc.	116,582	3,757,723
Doosan Enerbility Co. Ltd.(a)	928,516	16,268,029
Ecopro BM Co. Ltd.(a)(b)	101,420	8,310,783
Ecopro Co. Ltd.	209,906	8,995,733
Ecopro Materials Co. Ltd.(a)(b)	48,392	2,912,504
Hana Financial Group Inc.	597,739	24,376,047
Hanjin Kal Corp.	50,794	2,890,785
Hankook Tire & Technology Co. Ltd.(a)	155,922	4,044,404
Hanmi Pharm Co. Ltd.	1,945	320,482
Hanmi Semiconductor Co. Ltd.	91,478	5,981,166
Hanwha Aerospace Co. Ltd.	66,424	27,109,213
Hanwha Ocean Co. Ltd.(a)	190,735	9,707,810
HD Hyundai Co. Ltd.	91,922	4,591,726
HD Hyundai Electric Co. Ltd.	47,828	10,819,999
HD Hyundai Heavy Industries Co. Ltd.	46,348	9,373,358
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	88,519	12,945,551
HLB Inc.(a)	245,718	14,992,182
HMM Co. Ltd.	535,410	7,191,971
HYBE Co. Ltd.(a)	48,306	8,534,447
Hyundai Glovis Co. Ltd.	78,314	6,987,239
Hyundai Mobis Co. Ltd.	125,318	21,088,095
Hyundai Motor Co.	282,082	37,402,863
Hyundai Rotem Co. Ltd.(a)	155,173	8,321,496
Industrial Bank of Korea	575,443	6,138,193
Kakao Corp.	644,934	19,103,270
KakaoBank Corp.	352,192	5,964,401
KB Financial Group Inc.	777,287	41,700,557
Kia Corp.	497,739	31,829,879
Korea Aerospace Industries Ltd.(a)	151,841	6,589,196
Korea Electric Power Corp.	532,173	7,768,129
Korea Investment Holdings Co. Ltd.	90,946	4,971,711
Korea Zinc Co. Ltd.	8,680	4,400,243
Korean Air Lines Co. Ltd.	380,788	6,169,502
Krafton Inc.(a)	59,907	14,094,905
KT&G Corp.	196,966	13,229,590
LG Chem Ltd.(a)	101,048	16,296,619
LG Corp.(a)	197,198	8,991,831
LG Display Co. Ltd.(a)	630,352	3,971,247
LG Electronics Inc.	218,715	11,843,954
Security	Shares	Value
South Korea (continued)
LG Energy Solution Ltd.(a)(b)	97,101	$23,515,878
LG H&H Co. Ltd.(a)	19,310	4,217,815
LG Innotek Co. Ltd.(a)	28,955	3,236,121
LG Uplus Corp.	446,025	3,228,569
Lotte Chemical Corp.	2,858	122,157
LS Electric Co. Ltd.	31,820	5,314,689
Meritz Financial Group Inc.	199,044	16,501,450
Mirae Asset Securities Co. Ltd.	513,559	3,083,670
NAVER Corp.	301,915	42,894,390
NCSoft Corp.(a)	29,632	3,450,015
Netmarble Corp.(c)	129	3,558
NH Investment & Securities Co. Ltd.	296,384	3,020,601
Orion Corp./Republic of Korea	48,909	3,409,672
POSCO Future M Co. Ltd.	64,232	6,270,846
POSCO Holdings Inc.	145,896	27,310,725
Posco International Corp.	108,914	3,879,662
Samsung Biologics Co. Ltd.(a)(c)	37,063	28,375,946
Samsung C&T Corp.	186,498	15,538,669
Samsung Electro-Mechanics Co. Ltd.	116,578	10,816,090
Samsung Electronics Co. Ltd.	9,970,296	373,092,119
Samsung Fire & Marine Insurance Co. Ltd.	64,033	16,765,785
Samsung Heavy Industries Co. Ltd.(a)	1,372,744	13,125,027
Samsung Life Insurance Co. Ltd.	166,584	9,884,168
Samsung SDI Co. Ltd.	114,020	17,601,055
Samsung SDS Co. Ltd.	88,380	7,462,157
Shinhan Financial Group Co. Ltd.	900,291	28,475,369
SK Biopharmaceuticals Co. Ltd.(a)(b)	65,375	5,135,922
SK Bioscience Co. Ltd.(a)	7,793	227,750
SK Hynix Inc.	1,140,089	151,302,144
SK Inc.	74,413	7,347,294
SK Innovation Co. Ltd.(a)	138,260	11,948,675
SK Square Co. Ltd.(a)	196,997	12,264,432
SK Telecom Co. Ltd.	108,420	4,147,111
SKC Co. Ltd.(a)	39,554	3,563,414
S-Oil Corp.	92,819	3,608,433
Woori Financial Group Inc.	1,309,316	14,852,391
Yuhan Corp.	117,039	9,817,272
		1,439,137,185
Taiwan — 18.6%
Accton Technology Corp.	1,067,000	21,357,454
Acer Inc.(b)	6,016,121	7,098,393
Advantech Co. Ltd.	1,002,213	12,268,102
Airtac International Group(b)	296,526	8,596,543
Alchip Technologies Ltd.(b)	156,000	15,373,347
ASE Technology Holding Co. Ltd.(b)	6,955,110	35,149,362
Asia Cement Corp.	4,829,077	6,111,238
Asia Vital Components Co. Ltd.(b)	689,000	10,854,053
Asustek Computer Inc.	1,479,968	30,289,958
AUO Corp.(b)	13,654,200	6,292,671
Catcher Technology Co. Ltd.	1,268,210	7,910,842
Cathay Financial Holding Co. Ltd.	19,813,000	40,858,819
Chailease Holding Co. Ltd.(b)	3,146,521	11,943,074
Chang Hwa Commercial Bank Ltd.	12,211,696	6,727,644
Cheng Shin Rubber Industry Co. Ltd.	3,738,128	5,706,717
China Airlines Ltd.	5,976,000	4,281,983
China Steel Corp.(b)	24,570,313	18,128,761
Chunghwa Telecom Co. Ltd.	7,826,410	30,443,105
Compal Electronics Inc.	8,729,908	10,205,031
CTBC Financial Holding Co. Ltd.	34,522,772	42,657,181
Delta Electronics Inc.	4,051,000	48,640,309
E Ink Holdings Inc.(b)	1,796,000	14,815,817
E.Sun Financial Holding Co. Ltd.	29,953,610	26,424,264
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Eclat Textile Co. Ltd.	426,427	$6,980,290
Elite Material Co. Ltd.	595,000	11,283,458
eMemory Technology Inc.	134,000	11,722,613
Eva Airways Corp.	5,449,000	7,074,211
Evergreen Marine Corp. Taiwan Ltd.(b)	2,177,324	14,136,894
Far Eastern New Century Corp.	6,136,038	5,958,062
Far EasTone Telecommunications Co. Ltd.	3,689,000	10,058,896
Feng TAY Enterprise Co. Ltd.	1,025,593	4,258,317
First Financial Holding Co. Ltd.(b)	23,300,821	19,535,374
Formosa Chemicals & Fibre Corp.(b)	7,273,090	6,524,134
Formosa Plastics Corp.(b)	7,853,280	9,216,595
Fortune Electric Co. Ltd.(b)	318,900	6,032,427
Fubon Financial Holding Co. Ltd.	17,040,826	47,470,733
Gigabyte Technology Co. Ltd.(b)	1,141,000	8,798,369
Global Unichip Corp.(b)	184,000	7,291,421
Globalwafers Co. Ltd.(b)	536,000	6,087,792
Hon Hai Precision Industry Co. Ltd.	26,054,873	134,899,319
Hotai Motor Co. Ltd.	648,380	12,064,180
Hua Nan Financial Holdings Co. Ltd.	18,625,521	15,725,953
Innolux Corp.	15,837,809	7,118,157
International Games System Co. Ltd.	507,000	14,949,330
Inventec Corp.(b)	5,613,281	7,765,902
Jentech Precision Industrial Co. Ltd.	179,000	7,181,779
KGI Financial Holding Co. Ltd.	33,208,588	18,284,563
Largan Precision Co. Ltd.	204,000	16,597,205
Lite-On Technology Corp.	4,411,246	14,130,697
Lotes Co. Ltd.	171,000	8,432,786
MediaTek Inc.	3,161,338	141,404,030
Mega Financial Holding Co. Ltd.(b)	24,658,623	29,661,076
Micro-Star International Co. Ltd.	1,541,000	8,568,067
Nan Ya Plastics Corp.(b)	10,733,160	10,932,062
Nien Made Enterprise Co. Ltd.	400,000	5,347,313
Novatek Microelectronics Corp.(b)	1,199,000	19,627,607
Pegatron Corp.	4,151,414	11,855,544
PharmaEssentia Corp.(a)	505,000	9,670,090
Pou Chen Corp.	4,568,220	5,299,029
President Chain Store Corp.(b)	1,177,000	9,381,763
Quanta Computer Inc.(b)	5,655,000	41,909,842
Realtek Semiconductor Corp.	1,039,637	17,153,261
Ruentex Development Co. Ltd.	3,339,916	4,273,815
Shanghai Commercial & Savings Bank Ltd. (The)(b)	8,105,229	10,804,329
Shin Kong Financial Holding Co. Ltd.(a)	30,430,316	11,424,250
Silergy Corp.	695,000	9,374,263
SinoPac Financial Holdings Co. Ltd.(b)	22,571,884	15,536,660
Synnex Technology International Corp.	2,611,834	5,546,262
Taishin Financial Holding Co. Ltd.(b)	24,229,303	12,785,727
Taiwan Business Bank	14,512,760	6,881,077
Taiwan Cooperative Financial Holding Co. Ltd.(b)	22,339,090	16,635,255
Taiwan High Speed Rail Corp.(b)	4,150,000	3,457,881
Taiwan Mobile Co. Ltd.	3,790,600	13,186,265
Taiwan Semiconductor Manufacturing Co. Ltd.	51,416,000	1,568,239,068
TCC Group Holdings Co. Ltd.	14,167,748	15,084,030
Unimicron Technology Corp.(b)	2,857,000	10,066,015
Uni-President Enterprises Corp.	10,028,839	24,694,456
United Microelectronics Corp.(b)	23,518,000	30,904,294
Vanguard International Semiconductor Corp.	2,045,157	6,147,563
Voltronic Power Technology Corp.	139,000	6,870,918
Wan Hai Lines Ltd.(b)	1,459,090	3,682,439
Wistron Corp.(b)	5,726,000	19,153,656
Wiwynn Corp.(b)	228,000	13,325,647
WPG Holdings Ltd.	3,304,449	7,074,642
Security	Shares	Value
Taiwan (continued)
Yageo Corp.	843,680	$14,294,252
Yang Ming Marine Transport Corp.	3,643,000	7,992,995
Yuanta Financial Holding Co. Ltd.	21,707,344	24,066,187
Zhen Ding Technology Holding Ltd.(b)	1,446,075	5,083,298
		3,039,109,053
Thailand — 1.2%
Advanced Info Service PCL, NVDR	2,443,100	19,753,956
Airports of Thailand PCL, NVDR(b)	8,646,600	10,970,842
Bangkok Dusit Medical Services PCL, NVDR	23,492,100	16,636,442
Bangkok Expressway & Metro PCL, NVDR(b)	15,008,800	2,817,187
Bumrungrad Hospital PCL, NVDR	1,233,500	7,060,675
Central Pattana PCL, NVDR	4,088,600	5,907,823
Central Retail Corp. PCL, NVDR(b)	3,792,034	3,722,728
Charoen Pokphand Foods PCL, NVDR	8,046,600	5,752,220
CP ALL PCL, NVDR(b)	12,058,200	19,068,304
CP Axtra PCL	4,370,702	3,683,578
Delta Electronics Thailand PCL, NVDR	6,483,500	14,801,398
Gulf Energy Development PCL, NVDR	6,077,700	8,731,660
Home Product Center PCL, NVDR(b)	12,385,614	3,070,810
Intouch Holdings PCL, NVDR	2,050,125	4,755,847
Kasikornbank PCL, NVDR	1,221,700	5,427,516
Krung Thai Bank PCL, NVDR	7,493,800	4,940,854
Krungthai Card PCL, NVDR(b)	2,040,200	2,965,094
Minor International PCL, NVDR	7,021,720	5,980,477
PTT Exploration & Production PCL, NVDR(b)	2,938,939	9,392,312
PTT Oil & Retail Business PCL, NVDR(b)	6,484,100	2,091,904
PTT PCL, NVDR	21,088,400	19,454,028
SCB X PCL, NVDR	1,770,000	6,328,127
Siam Cement PCL (The), NVDR(b)	1,568,200	5,856,968
TMBThanachart Bank PCL, NVDR(b)	52,709,300	2,963,945
True Corp. PCL, NVDR(a)	21,811,320	7,356,325
		199,491,020
Turkey — 0.6%
Akbank TAS	6,501,422	12,039,071
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,884,208	7,387,449
BIM Birlesik Magazalar A/S	946,999	13,133,748
Coca-Cola Icecek A/S	1,807,347	2,637,848
Enka Insaat ve Sanayi AS	2	2
Eregli Demir ve Celik Fabrikalari TAS(b)	7,153,219	4,385,912
Ford Otomotiv Sanayi AS	147,514	3,568,096
Haci Omer Sabanci Holding AS	2,173,230	5,786,478
KOC Holding AS	1,582,254	6,636,583
Pegasus Hava Tasimaciligi AS(a)	512,991	3,360,441
Sasa Polyester Sanayi AS(a)	21,990,466	2,133,089
Turk Hava Yollari AO(a)	1,160,755	9,841,030
Turkcell Iletisim Hizmetleri AS	2,522,634	6,998,019
Turkiye Is Bankasi AS, Class C	18,226,406	7,602,201
Turkiye Petrol Rafinerileri AS(b)	1,994,424	7,067,613
Turkiye Sise ve Cam Fabrikalari AS(b)	2,813,126	2,741,706
Yapi ve Kredi Bankasi A/S	7,042,207	5,701,787
		101,021,073
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	6,132,330	19,101,179
Abu Dhabi Islamic Bank PJSC	3,027,277	14,012,309
Abu Dhabi National Oil Co. for Distribution PJSC	6,367,793	6,059,068
ADNOC Drilling Co. PJSC	6,684,694	9,992,232
Aldar Properties PJSC	7,973,472	19,397,758
Americana Restaurants International PLC - Foreign Co.	5,912,302	3,863,461
Dubai Islamic Bank PJSC	6,106,554	12,872,285
Emaar Development PJSC	2,031,876	7,149,807
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Arab Emirates (continued)
Emaar Properties PJSC	13,831,591	$51,092,374
Emirates NBD Bank PJSC	3,947,316	23,752,143
Emirates Telecommunications Group Co. PJSC	7,134,855	32,403,344
First Abu Dhabi Bank PJSC	9,182,012	35,600,531
Multiply Group PJSC(a)	6,954,927	3,635,821
		238,932,312
Total Common Stocks — 97.9% (Cost: $13,221,833,372)		15,986,961,687
Preferred Stocks
Brazil — 1.1%
Banco Bradesco SA, Preference Shares, NVS	11,221,326	21,422,419
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	534,931	3,813,245
Cia Energetica de Minas Gerais, Preference Shares, NVS	3,863,945	7,304,393
Cia Paranaense de Energia - Copel, Preference Shares, NVS	2,293,255	3,844,391
Gerdau SA, Preference Shares, NVS	2,898,284	8,201,135
Itau Unibanco Holding SA, Preference Shares, NVS	10,182,821	55,240,937
Itausa SA, Preference Shares, NVS	12,118,434	18,092,284
Petroleo Brasileiro SA, Preference Shares, NVS	9,299,012	56,748,193
		174,666,997
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	297,323	11,402,970
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	954,963	9,862,708
South Korea — 0.4%
Hyundai Motor Co.
Preference Shares, NVS	46,940	4,816,446
Series 2, Preference Shares, NVS	75,376	8,016,109
LG Chem Ltd., Preference Shares, NVS(a)	811	63,336
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,713,476	52,652,874
		65,548,765
Total Preferred Stocks — 1.6% (Cost: $169,388,933)		261,481,440
Security	Shares	Value
Rights
Brazil — 0.0%
Itausa SA, (Expires 04/25/25, Strike Price BRL 6.70)(a)	159,981	$56,790
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(d)	244,577	1
Total Rights — 0.0% (Cost: $—)		56,791
Total Long-Term Investments — 99.5% (Cost: $13,391,222,305)		16,248,499,918
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	412,480,818	412,687,058
Total Short-Term Securities — 2.5% (Cost: $412,414,809)		412,687,058
Total Investments — 102.0% (Cost: $13,803,637,114)		16,661,186,976
Liabilities in Excess of Other Assets — (2.0)%		(321,933,085)
Net Assets — 100.0%		$16,339,253,891

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$417,941,352	$—	$(5,205,886)(a)	$64,597	$(113,005)	$412,687,058	412,480,818	$2,393,879 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	3,024,799	—
				$64,597	$(113,005)	$412,687,058		$5,418,678	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1,453	03/21/25	$79,661	$(1,554,041)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,554,041	$—	$—	$—	$1,554,041

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(3,545,093)	$—	$—	$—	$(3,545,093)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,898,717)	$—	$—	$—	$(1,898,717)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$41,957,033
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,895,155,537	$14,091,797,613	$8,537	$15,986,961,687
Preferred Stocks	184,529,705	76,951,735	—	261,481,440
Rights	—	56,790	1	56,791
Short-Term Securities
Money Market Funds	412,687,058	—	—	412,687,058
	$2,492,372,300	$14,168,806,138	$8,538	$16,661,186,976
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,554,041)	$—	$—	$(1,554,041)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$—	$16,248,499,918
Investments, at value—affiliated(c)	155,896,266	412,687,058
Cash	—	111,118,248
Cash pledged for futures contracts	—	2,601,000
Foreign currency, at value(d)	—	68,460,873
Receivables:
Investments sold	—	112,520,368
Securities lending income—affiliated	9,971	410,605
Capital shares sold	7,737	120,948,298
Dividends—unaffiliated	—	26,917,989
Dividends—affiliated	94	280,668
From investment adviser	766	—
Tax reclaims	—	420,297
Foreign withholding tax claims	—	1,963,622
Unrealized appreciation on forward foreign currency exchange contracts	694,805	—
Total assets	156,609,639	17,106,828,944
LIABILITIES
Bank overdraft	5,099	—
Collateral on securities loaned, at value	—	411,909,212
Payables:
Investments purchased	63,010	280,186,298
Capital shares redeemed	—	14,268
Deferred foreign capital gain tax	—	65,297,678
Foreign taxes	—	26,831
Investment advisory fees	—	9,000,668
Professional fees	—	14,004
Variation margin on futures contracts	—	1,126,094
Unrealized depreciation on forward foreign currency exchange contracts	453,794	—
Total liabilities	521,903	767,575,053
Commitments and contingent liabilities
NET ASSETS	$156,087,736	$16,339,253,891
NET ASSETS CONSIST OF
Paid-in capital	$163,634,356	$26,851,853,186
Accumulated loss	(7,546,620)	(10,512,599,295)
NET ASSETS	$156,087,736	$16,339,253,891
NET ASSET VALUE
Shares outstanding	5,600,000	378,900,000
Net asset value	$27.87	$43.12
Shares authorized	250 million	5 billion
Par value	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$—	$13,391,222,304
(b) Securities loaned, at value	$—	$385,970,552
(c) Investments, at cost—affiliated	$160,859,083	$412,414,810
(d) Foreign currency, at cost	$—	$68,429,618
See notes to financial statements.
Statements of Assets and Liabilities
24

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF
INVESTMENT INCOME
Dividends—unaffiliated	$—	$157,935,707
Dividends—affiliated	2,770,242	3,024,799
Interest—unaffiliated	—	110,863
Securities lending income—affiliated—net(a)	28,149	2,393,879
Foreign taxes withheld	—	(18,618,011)
Foreign withholding tax claims	—	1,963,622
Total investment income	2,798,391	146,810,859
EXPENSES
Investment advisory	639,174	62,021,154
Interest expense	3,544	53,417
Commitment costs	836	20,218
Professional	—	14,131
Mauritius income taxes	—	115
Total expenses	643,554	62,109,035
Less:
Investment advisory fees waived	(643,554)	—
Total expenses after fees waived	—	62,109,035
Net investment income	2,798,391	84,701,824
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(b)	—	(443,726,504)
Investments—affiliated	(588,783)	64,597
Forward foreign currency exchange contracts	2,991,203	—
Foreign currency transactions	132	(3,245,507)
Futures contracts	—	(3,545,093)
In-kind redemptions—unaffiliated(c)	(1)	(4,770,146)
In-kind redemptions—affiliated(c)	2,310,749	—
	4,713,300	(455,222,653)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(d)	—	484,476,768
Investments—affiliated	(2,523,613)	(113,005)
Forward foreign currency exchange contracts	1,882,415	—
Foreign currency translations	—	113,950
Futures contracts	—	(1,898,717)
	(641,198)	482,578,996
Net realized and unrealized gain	4,072,102	27,356,343
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,870,493	$112,058,167
(a) Net of securities lending income tax paid of	$—	$320,968
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$(11,708,066)
(c) See Note 2 of the Notes to Financial Statements.
(d) Net of reduction in deferred foreign capital gain tax of	$—	$92,953,031
See notes to financial statements.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI Emerging Markets ETF		iShares MSCI Emerging Markets ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,798,391	$3,568,247	$84,701,824	$374,544,419
Net realized gain (loss)	4,713,300	3,062,939	(455,222,653)	38,758,755
Net change in unrealized appreciation (depreciation)	(641,198)	13,621,675	482,578,996	1,564,765,803
Net increase in net assets resulting from operations	6,870,493	20,252,861	112,058,167	1,978,068,977
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,764,518)(b)	(3,572,285)	(294,257,534)(b)	(454,769,148)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(11,662,868)	12,667,041	(1,162,677,174)	(5,197,547,032)
NET ASSETS
Total increase (decrease) in net assets	(7,556,893)	29,347,617	(1,344,876,541)	(3,674,247,203)
Beginning of period	163,644,629	134,297,012	17,684,130,432	21,358,377,635
End of period	$156,087,736	$163,644,629	$16,339,253,891	$17,684,130,432

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
26

Financial Highlights
(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Emerging Markets ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$27.14	$24.20	$25.20	$31.31	$27.41	$24.38
Net investment income(a)	0.47	0.64	0.57	0.67	0.44	0.71
Net realized and unrealized gain (loss)(b)	0.72	2.95	0.12	(6.12)	3.92	3.03
Net increase (decrease) from investment operations	1.19	3.59	0.69	(5.45)	4.36	3.74
Distributions(c)
From net investment income	(0.46)(d)	(0.65)	(0.56)	(0.66)	(0.46)	(0.71)
From net realized gain	—	—	(1.13)	—	—	—
Total distributions	(0.46)	(0.65)	(1.69)	(0.66)	(0.46)	(0.71)
Net asset value, end of period	$27.87	$27.14	$24.20	$25.20	$31.31	$27.41
Total Return(e)
Based on net asset value	4.42%(f)	15.12%	2.93%	(17.62)%	15.96%	15.49%
Ratios to Average Net Assets(g)
Total expenses	0.78%(h)	0.78%	0.79%	0.78%	0.78%	0.78%
Total expenses after fees waived	0.00%(h)	0.00%	0.00%	0.00%	0.00%(i)	0.00%(i)
Net investment income	3.41%(h)	2.54%	2.36%	2.38%	1.41%	2.84%
Supplemental Data
Net assets, end of period (000)	$156,088	$163,645	$134,297	$153,993	$203,180	$183,626
Portfolio turnover rate(j)	3%	6%	11%	4%	6%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Rounds to less than 0.01%.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22(a)	Year Ended 08/31/21(a)	Year Ended 08/31/20(a)
Net asset value, beginning of period	$43.42	$39.26	$39.68	$52.56	$44.56	$40.22
Net investment income(b)	0.21 (c)	0.84	0.82	1.09 (c)	0.75	0.98
Net realized and unrealized gain (loss)(d)	0.22	4.36	(0.35)	(12.88)	8.01	4.52
Net increase (decrease) from investment operations	0.43	5.20	0.47	(11.79)	8.76	5.50
Distributions from net investment income(e)	(0.73)(f)	(1.04)	(0.89)	(1.09)	(0.76)	(1.16)
Net asset value, end of period	$43.12	$43.42	$39.26	$39.68	$52.56	$44.56
Total Return(g)
Based on net asset value	0.96%(c)(h)	13.54%	1.23%	(22.73)%(c)	19.72%	13.82%
Ratios to Average Net Assets(i)
Total expenses	0.72%(j)	0.72%	0.70%	0.69%	0.69%	0.70%
Total expenses excluding professional fees for foreign withholding tax claims	0.72%(j)	0.72%	N/A	0.69%	0.68%	0.70%
Net investment income	0.98%(c)(j)	2.08%	2.12%	2.38%(c)	1.45%	2.38%
Supplemental Data
Net assets, end of period (000)	$16,339,254	$17,684,130	$21,358,378	$25,870,381	$30,983,302	$24,024,571
Portfolio turnover rate(k)	5%	13%	15%	21%	9%	19%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 28,
2025 and for the year ended August 31, 2022 respectively:
• Net investment income per share by $ - and $ -.
• Total return by 0.02% and 0.01%.
• Ratio of net investment income to average net assets by 0.02% and 0.01%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
28

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Currency Hedged MSCI Emerging Markets	Diversified
MSCI Emerging Markets(a)	Diversified

(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Currently the iShares Currency Hedged MSCI Emerging Markets ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI Emerging Markets ETF (the “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI Emerging Markets ETF.
Basis of Consolidation: The accompanying consolidated financial statements for the iShares MSCI Emerging Markets ETF included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invested in Indian securities. On June 16, 2023, the Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.   However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
Notes to Financial Statements
30

Notes to Financial Statements (unaudited) (continued)
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Emerging Markets
Barclays Capital, Inc.	$5,417,220	$(5,417,220)	$—	$—
BNP Paribas SA	2,174,081	(2,174,081)	—	—
BofA Securities, Inc.	16,896,197	(16,896,197)	—	—
Citigroup Global Markets Ltd.	18,435,518	(18,435,518)	—	—
Citigroup Global Markets, Inc.	49,942,309	(49,942,309)	—	—
Goldman Sachs & Co. LLC	14,023,663	(14,023,663)	—	—
Goldman Sachs International	24,657,599	(24,657,599)	—	—
HSBC Bank PLC	28,244,339	(28,244,339)	—	—
J.P. Morgan Securities LLC	6,205,653	(6,205,653)	—	—
J.P. Morgan Securities PLC	13,892,657	(13,892,657)	—	—
Merrill Lynch International	13,960,355	(13,960,355)	—	—
Morgan Stanley	187,638,849	(187,638,849)	—	—
Nomura Securities International, Inc.	273,314	(273,314)	—	—
SG Americas Securities LLC	3,504,580	(3,504,580)	—	—
UBS AG	98,432	(98,432)	—	—
UBS Europe SE	605,786	(605,786)	—	—
	$385,970,552	$(385,970,552)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign
Notes to Financial Statements
32

Notes to Financial Statements (unaudited) (continued)
currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the iShares Currency Hedged MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.78%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
For its investment advisory services to the iShares MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Currency Hedged MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Emerging Markets ETF (“EEM”), after taking into account any fee waivers by EEM.
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Currency Hedged MSCI Emerging Markets	$643,554
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Currency Hedged MSCI Emerging Markets	$11,254
MSCI Emerging Markets	667,448
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Emerging Markets	$6,735,489	$21,120,060	$(16,297,635)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements
34

Notes to Financial Statements (unaudited) (continued)
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Currency Hedged MSCI Emerging Markets	$9,492,625	$4,523,477
MSCI Emerging Markets	801,323,101	1,702,696,699
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Emerging Markets	$29,366,338	$41,115,331
MSCI Emerging Markets	46,511,768	506,369,887
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Currency Hedged MSCI Emerging Markets	$(6,737,405)
MSCI Emerging Markets	(13,246,695,477)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Emerging Markets	$162,343,760	$694,805	$(6,901,288)	$(6,206,483)
MSCI Emerging Markets	13,459,668,650	5,058,163,431	(1,858,199,146)	3,199,964,285
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2025, the iShares Currency Hedged MSCI Emerging Markets ETF did not borrow under the Syndicated Credit Agreement.
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For the six months ended February 28, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI Emerging Markets	$150,000,000	$1,657,459	6.41%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into
Notes to Financial Statements
36

Notes to Financial Statements (unaudited) (continued)
bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI Emerging Markets
Shares sold	1,060,000	$29,427,206	1,550,000	$39,079,331
Shares redeemed	(1,490,000)	(41,090,074)	(1,070,000)	(26,412,290)
	(430,000)	$(11,662,868)	480,000	$12,667,041
MSCI Emerging Markets
Shares sold	8,550,000	$382,715,779	43,200,000	$1,823,162,304
Shares redeemed	(36,900,000)	(1,545,392,953)	(180,000,000)	(7,020,709,336)
	(28,350,000)	$(1,162,677,174)	(136,800,000)	$(5,197,547,032)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
iShares MSCI Emerging Markets ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund's evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries' tax claim receivables and related liabilities are disclosed in the Statement of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of February 28, 2025, is $1,949,617 or $0.01 per share.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of February 28, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
38

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
EUR	Euro
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
Glossary of Terms Used in this Report
40

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares Core MSCI Emerging Markets ETF | IEMG | NYSE Arca
• iShares MSCI BIC ETF | BKF | NYSE Arca
• iShares MSCI Emerging Markets Asia ETF | EEMA | NASDAQ
• iShares MSCI Emerging Markets Small-Cap ETF | EEMS | NYSE Arca

Schedule of Investments (unaudited)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.1%
Allos SA, NVS	3,755,182	$11,537,921
Alupar Investimento SA	1,745,855	8,187,147
Ambev SA	41,327,424	85,776,349
Atacadao SA	5,365,317	6,606,804
Auren Energia SA	3,708,195	4,906,345
Azzas 2154 SA	1,383,247	6,108,451
B3 SA - Brasil Bolsa Balcao	48,568,734	85,792,266
Banco Bradesco SA	14,237,251	25,052,087
Banco BTG Pactual SA	10,625,307	56,991,702
Banco do Brasil SA	14,947,536	69,334,490
BB Seguridade Participacoes SA	6,219,773	39,974,559
Brava Energia	3,268,640	9,998,591
BRF SA	4,816,994	14,669,470
Caixa Seguridade Participacoes S/A	4,135,764	10,677,199
Camil Alimentos SA	323,900	195,298
CCR SA	9,053,869	17,991,944
Centrais Eletricas Brasileiras SA	10,611,573	68,885,603
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,292,082	69,240,180
Cia de Saneamento de Minas Gerais Copasa MG	2,395,341	9,467,204
Cia De Sanena Do Parana	1,647,009	7,625,702
Cia. Brasileira de Aluminio(a)	2,521,056	2,222,327
Cia. Siderurgica Nacional SA	5,897,338	8,534,020
Cosan SA	10,775,430	12,975,941
CPFL Energia SA	1,296,639	7,725,679
Cury Construtora e Incorporadora SA	1,876,559	6,760,221
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,773,652	9,775,255
Dexco SA	4,764,772	4,572,446
Direcional Engenharia SA	1,817,236	9,058,941
EcoRodovias Infraestrutura e Logistica SA	3,332,317	2,790,302
Embraer SA(a)	6,530,822	77,336,273
Energisa SA	2,455,816	15,875,325
Engie Brasil Energia SA	1,353,578	8,545,429
Equatorial Energia SA	10,143,714	51,789,771
Equatorial Energia SA, NVS(a)	33,381	165,894
Fleury SA	3,291,567	6,200,008
GPS Participacoes e Empreendimentos SA(b)	3,280,730	7,494,640
Grendene SA	4,759,818	4,519,186
Grupo Mateus SA	5,936,073	6,432,472
Hapvida Participacoes e Investimentos SA(a)(b)	43,120,542	15,453,423
Hypera SA	2,608,446	8,439,852
Iguatemi SA	2,601,776	7,804,024
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,116,431	2,446,130
Inter & Co. Inc., Class A, NVS(c)	2,206,464	11,826,647
IRB-Brasil Resseguros SA(a)	584,167	4,677,186
JBS SA	7,123,113	37,492,934
Klabin SA	7,407,418	24,873,193
Localiza Rent a Car SA	8,436,580	40,265,284
Lojas Renner SA	9,483,171	18,249,102
M Dias Branco SA	888,025	3,387,607
Magazine Luiza SA(a)	3,282,331	3,986,084
Marfrig Global Foods SA	3,616,811	8,372,973
Minerva SA(a)	3,126,019	2,346,777
MRV Engenharia e Participacoes SA(a)	3,786,954	2,900,845
Multiplan Empreendimentos Imobiliarios SA	2,348,616	8,357,070
Natura & Co. Holding SA	8,038,951	17,654,520
NU Holdings Ltd./Cayman Islands, Class A(a)	28,312,958	304,364,299
Security	Shares	Value
Brazil (continued)
Odontoprev SA	3,523,656	$6,349,900
Pagseguro Digital Ltd., Class A(a)(c)	1,854,249	13,647,273
Patria Investments Ltd., Class A	610,204	6,913,611
Petroleo Brasileiro SA	33,908,009	224,895,799
Petroreconcavo SA	1,529,792	4,128,709
PRIO SA(a)	7,455,833	48,336,628
Raia Drogasil SA	11,499,906	33,947,053
Rede D'Or Sao Luiz SA(b)	7,294,330	33,686,247
Rumo SA	11,602,331	33,362,626
Santos Brasil Participacoes SA	4,921,109	11,166,767
Sao Martinho SA	1,549,426	5,571,212
Sendas Distribuidora SA	11,775,952	13,340,739
Serena Energia SA, NVS(a)	3,575,828	4,968,073
Sigma Lithium Corp.(a)(c)	618,169	6,991,491
Simpar SA(a)	4,519,758	2,395,123
SLC Agricola SA	2,241,487	6,868,008
Smartfit Escola de Ginastica e Danca SA	2,573,792	7,798,774
Smartfit Escola de Ginastica e Danca SA, NVS(a)	47,206	132,294
StoneCo Ltd., Class A(a)(c)	2,233,503	20,659,903
Suzano SA	6,187,034	59,173,335
Telefonica Brasil SA	3,423,163	28,105,560
TIM SA/Brazil	6,828,208	18,753,174
TOTVS SA	4,948,269	29,382,094
Transmissora Alianca de Energia Eletrica SA	1,347,552	7,504,901
Ultrapar Participacoes SA	6,475,359	18,290,017
Vale SA	32,226,229	301,865,180
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,389,254	2,840,362
Vibra Energia SA	9,092,226	26,283,778
Vivara Participacoes SA	1,336,155	3,871,630
WEG SA	15,195,199	124,965,230
Wilson Sons SA, NVS	1,315,470	3,699,979
XP Inc., Class A	3,358,843	47,527,628
		2,532,114,490
Cayman Islands — 0.0%
RoboSense Technology Co. Ltd.(a)	1,952,000	10,936,238
XXF Group Holdings Ltd.(a)	2,840,000	2,428,427
		13,364,665
Chile — 0.4%
Aguas Andinas SA, Class A	23,508,157	7,738,827
Banco de Chile	402,571,589	52,305,406
Banco de Credito e Inversiones SA	657,476	22,280,996
Banco Itau Chile SA, NVS	844,100	10,052,526
Banco Santander Chile	604,160,799	32,886,907
CAP SA(a)	822,774	4,564,252
Cencosud SA	12,303,546	32,428,010
Cia Cervecerias Unidas SA	1,260,751	8,747,280
Colbun SA	78,477,232	11,281,342
Empresa Nacional de Telecomunicaciones SA	1,804,230	5,727,440
Empresas CMPC SA	10,533,815	17,832,348
Empresas Copec SA	3,500,196	24,725,387
Enel Americas SA	196,506,027	17,840,735
Enel Chile SA	249,382,605	16,484,177
Engie Energia Chile SA(a)	4,955,981	5,240,409
Falabella SA	5,627,188	22,041,886
Inversiones Aguas Metropolitanas SA	5,778,916	4,993,506
Latam Airlines Group SA	1,873,196,937	30,126,606
Parque Arauco SA	6,422,559	11,613,535
Plaza SA	6,640,428	13,189,237
SMU SA	32,726,146	6,204,573

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chile (continued)
Vina Concha y Toro SA	5,854,066	$7,464,024
		365,769,409
China — 28.0%
360 Security Technology Inc., Class A	4,120,188	6,296,455
361 Degrees International Ltd.	10,079,000	5,279,611
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,469,337	3,053,809
3SBio Inc.(b)	14,314,500	13,489,284
AAC Technologies Holdings Inc.	6,845,500	39,717,377
Accelink Technologies Co. Ltd., Class A	515,900	3,903,364
ACM Research Shanghai Inc., Class A	196,514	2,899,341
Advanced Micro-Fabrication Equipment Inc./China, Class A	350,833	9,897,291
AECC Aviation Power Co. Ltd., Class A	1,406,377	6,795,436
Agricultural Bank of China Ltd., Class A	43,508,635	30,637,887
Agricultural Bank of China Ltd., Class H	246,946,000	147,212,560
Aier Eye Hospital Group Co. Ltd., Class A	5,149,446	9,854,418
AIM Vaccine Co. Ltd., NVS(a)(c)	2,057,200	1,515,227
Air China Ltd., Class A(a)	8,125,000	8,077,616
AK Medical Holdings Ltd.(b)(c)	5,942,000	3,691,224
Akeso Inc.(a)(b)(c)	5,527,000	52,142,526
Alibaba Group Holding Ltd.	144,057,604	2,381,948,457
Alibaba Health Information Technology Ltd.(a)(c)	50,492,000	32,607,572
Alibaba Pictures Group Ltd.(a)(c)	124,690,000	8,827,521
A-Living Smart City Services Co. Ltd.(b)	7,107,750	2,637,300
Aluminum Corp. of China Ltd., Class A	5,305,700	5,248,656
Aluminum Corp. of China Ltd., Class H	37,002,000	21,685,026
Amlogic Shanghai Co. Ltd., Class A(a)	287,186	3,353,107
ANE Cayman Inc.(a)	5,268,000	4,565,525
Angelalign Technology Inc.(b)	464,000	3,694,744
Anhui Conch Cement Co. Ltd., Class A	1,632,729	5,213,676
Anhui Conch Cement Co. Ltd., Class H	10,966,500	29,972,429
Anhui Gujing Distillery Co. Ltd., Class A	210,455	4,855,523
Anhui Gujing Distillery Co. Ltd., Class B	1,002,900	14,996,382
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	1,484,700	6,908,735
Anhui Yingjia Distillery Co. Ltd., Class A	502,000	3,894,399
Anker Innovations Technology Co. Ltd., Class A	369,608	5,671,099
ANTA Sports Products Ltd.	11,294,000	126,741,926
Ascentage Pharma Group International(a)(b)(c)	2,293,000	11,081,022
Atour Lifestyle Holdings Ltd., ADR	338,534	10,396,378
Autohome Inc., ADR	544,159	15,639,130
Avary Holding Shenzhen Co. Ltd., Class A	1,322,800	7,311,186
AviChina Industry & Technology Co. Ltd., Class H	22,978,000	11,453,929
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	3,484,800	3,780,761
Baidu Inc., Class A(a)	20,222,662	220,302,012
Bairong Inc. (a)(b)	2,484,500	3,163,929
Bank of Beijing Co. Ltd., Class A	10,875,606	8,714,968
Bank of Chengdu Co. Ltd., Class A	2,836,808	6,250,451
Bank of China Ltd., Class A	17,573,300	13,021,690
Bank of China Ltd., Class H	630,549,000	358,263,039
Bank of Communications Co. Ltd., Class A	19,911,780	19,705,088
Bank of Communications Co. Ltd., Class H	77,664,000	65,890,036
Bank of Hangzhou Co. Ltd., Class A	4,067,497	8,045,602
Bank of Jiangsu Co. Ltd., Class A	9,245,108	11,586,975
Bank of Nanjing Co. Ltd., Class A	6,776,081	9,390,019
Bank of Ningbo Co. Ltd., Class A	3,301,993	11,016,121
Bank of Shanghai Co. Ltd., Class A	8,823,765	11,334,290
Baoshan Iron & Steel Co. Ltd., Class A	9,745,530	9,469,104
BeiGene Ltd.(a)	6,749,364	144,210,912
Security	Shares	Value
China (continued)
Beijing Capital International Airport Co. Ltd., Class H(a)	18,554,000	$6,570,927
Beijing Enterprises Holdings Ltd.(c)	4,044,000	13,940,775
Beijing Enterprises Water Group Ltd.	38,918,000	11,386,887
Beijing Fourth Paradigm Technology Co. Ltd.(a)	1,151,500	6,416,241
Beijing Kingsoft Office Software Inc., Class A	247,558	11,822,948
Beijing New Building Materials PLC, Class A	1,149,519	4,546,549
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	604,300	1,071,239
Beijing Roborock Technology Co. Ltd., Class A	130,112	4,292,379
Beijing Tiantan Biological Products Corp. Ltd., Class A	870,400	2,372,332
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	3,705,000	3,812,296
Beijing Tong Ren Tang Co. Ltd., Class A	914,900	4,533,819
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	597,258	5,499,687
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	24,817,901	18,651,313
Bethel Automotive Safety Systems Co. Ltd., Class A	531,180	4,209,188
Bilibili Inc., Class Z(a)(c)	2,107,477	42,805,963
BOC Aviation Ltd.(b)	1,819,800	14,058,021
BOC International China Co. Ltd., Class A	1,396,000	2,037,214
BOE Technology Group Co. Ltd., Class A	15,963,300	9,452,715
BOE Varitronix Ltd.(c)	4,189,000	3,732,936
Bosideng International Holdings Ltd.	33,966,000	16,557,063
Brilliance China Automotive Holdings Ltd.	28,024,000	14,962,233
BYD Co. Ltd., Class A	933,386	46,554,142
BYD Co. Ltd., Class H	9,361,000	448,585,729
BYD Electronic International Co. Ltd.(c)	7,005,500	45,369,876
C&D International Investment Group Ltd.	6,626,000	13,154,787
Caitong Securities Co. Ltd., Class A	4,687,350	5,112,081
Cambricon Technologies Corp. Ltd., Class A(a)	236,173	24,111,064
Canggang Railway Ltd., NVS(c)	12,742,000	2,277,391
CanSino Biologics Inc., Class H(a)(b)	840,400	4,032,578
Canvest Environmental Protection Group Co. Ltd.(c)	9,645,000	5,852,824
CGN Mining Co. Ltd.(c)	27,010,000	4,910,009
CGN New Energy Holdings Co. Ltd.	16,478,000	4,852,048
CGN Power Co. Ltd., Class H(b)	103,585,000	32,322,095
Changchun High-Tech Industry Group Co. Ltd., Class A	198,742	2,597,987
Changjiang Securities Co. Ltd., Class A	5,263,928	4,655,919
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	222,669	3,946,045
Chaozhou Three-Circle Group Co. Ltd., Class A	1,559,053	8,331,661
Chervon Holdings Ltd.	1,027,200	2,501,085
China Animal Healthcare Ltd.(a)(d)	1,237,000	2
China Aoyuan Group Ltd.(a)	10,526,000	302,101
China BlueChemical Ltd., Class H(c)	17,982,000	4,745,673
China CITIC Bank Corp. Ltd., Class H	76,112,000	56,072,036
China Coal Energy Co. Ltd., Class H	18,338,000	18,970,363
China Communications Services Corp. Ltd., Class H	22,636,000	13,890,408
China Conch Venture Holdings Ltd.(c)	12,724,000	10,995,560
China Construction Bank Corp., Class A	4,234,622	4,944,975
China Construction Bank Corp., Class H	858,330,000	728,180,660
China CSSC Holdings Ltd., Class A	2,382,101	10,110,550
China Datang Corp. Renewable Power Co. Ltd., Class H(c)	24,371,000	6,495,640
China East Education Holdings Ltd.(b)(c)	5,978,500	2,371,661
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Eastern Airlines Corp. Ltd., Class A(a)	10,944,175	$5,755,541
China Education Group Holdings Ltd.(c)	10,862,000	3,392,171
China Energy Engineering Corp. Ltd., Class A	32,174,044	10,171,010
China Everbright Bank Co. Ltd., Class A	21,611,682	11,162,467
China Everbright Bank Co. Ltd., Class H	26,095,000	10,548,657
China Everbright Environment Group Ltd.	31,964,148	13,547,858
China Everbright Ltd.	9,884,000	6,592,950
China Feihe Ltd.(b)	31,731,000	22,914,327
China Fiber Optic Network System Group Ltd.(a)(d)	10,394,800	13
China Foods Ltd.	11,934,000	4,149,060
China Galaxy Securities Co. Ltd., Class A	2,985,600	6,843,265
China Galaxy Securities Co. Ltd., Class H	32,445,000	32,856,328
China Gas Holdings Ltd.	23,417,600	20,360,622
China Gold International Resources Corp. Ltd.(a)(c)	2,115,600	11,989,067
China Great Wall Securities Co. Ltd., Class A	2,170,200	2,420,905
China Greatwall Technology Group Co. Ltd., Class A(a)	2,150,100	4,785,857
China Hongqiao Group Ltd.	25,715,000	41,346,531
China Huiyuan Juice Group Ltd.(a)(d)	10,877,000	14
China International Capital Corp. Ltd., Class A	1,810,200	8,789,556
China International Capital Corp. Ltd., Class H(b)	13,747,200	26,109,267
China Jinmao Holdings Group Ltd.	54,996,000	7,866,223
China Jushi Co. Ltd., Class A	2,922,562	4,573,361
China Lesso Group Holdings Ltd.(c)	11,418,000	4,731,124
China Life Insurance Co. Ltd., Class A	1,322,021	7,077,448
China Life Insurance Co. Ltd., Class H	66,814,000	128,777,001
China Lilang Ltd.(c)	6,162,000	3,137,632
China Literature Ltd.(a)(b)	3,526,600	11,466,163
China Longyuan Power Group Corp. Ltd., Class H	27,758,000	21,366,045
China Medical System Holdings Ltd.	12,039,000	12,730,068
China Mengniu Dairy Co. Ltd.	27,693,000	63,296,721
China Merchants Bank Co. Ltd., Class A	10,676,982	61,715,189
China Merchants Bank Co. Ltd., Class H	35,030,464	205,637,857
China Merchants Energy Shipping Co. Ltd., Class A	5,524,300	4,778,846
China Merchants Port Holdings Co. Ltd.	11,734,270	19,213,659
China Merchants Securities Co. Ltd., Class A	4,242,741	10,550,553
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,917,166	6,631,427
China Metal Recycling Holdings Ltd.(a)(d)	62,400	—
China Minsheng Banking Corp. Ltd., Class A	17,320,317	9,804,809
China Minsheng Banking Corp. Ltd., Class H	55,226,220	26,310,434
China Modern Dairy Holdings Ltd.(c)	34,944,000	4,946,780
China National Building Material Co. Ltd., Class H(c)	37,876,850	18,936,871
China National Chemical Engineering Co. Ltd., Class A	4,415,822	4,334,239
China National Nuclear Power Co. Ltd., Class A	10,453,009	13,752,466
China National Software & Service Co. Ltd., Class A(a)	572,780	3,670,256
China Nonferrous Mining Corp Ltd.	18,588,000	11,452,324
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,387,200	7,339,749
China Oilfield Services Ltd., Class H	14,888,000	12,386,011
China Oriental Group Co. Ltd.	596,000	91,919
China Overseas Grand Oceans Group Ltd.	17,970,500	4,610,780
China Overseas Land & Investment Ltd.	33,625,500	62,352,250
China Overseas Property Holdings Ltd.	12,900,000	8,432,498
China Pacific Insurance Group Co. Ltd., Class A	3,392,042	14,412,271
Security	Shares	Value
China (continued)
China Pacific Insurance Group Co. Ltd., Class H	23,982,200	$71,148,418
China Petroleum & Chemical Corp., Class A	16,152,800	12,827,890
China Petroleum & Chemical Corp., Class H	214,708,200	114,408,835
China Power International Development Ltd.	38,199,000	14,750,824
China Railway Group Ltd., Class A	10,143,066	8,235,104
China Railway Group Ltd., Class H	36,508,000	18,009,881
China Rare Earth Resources & Technology Co. Ltd., Class A	1,029,300	4,141,922
China Renewable Energy Investment Ltd.(a)(d)	8,046	—
China Resources Beer Holdings Co. Ltd.	14,322,500	45,965,432
China Resources Building Materials Technology Holdings Ltd.	22,650,000	4,437,245
China Resources Gas Group Ltd.	8,351,400	28,123,807
China Resources Land Ltd.	28,105,777	94,114,891
China Resources Medical Holdings Co. Ltd.	11,302,500	5,989,101
China Resources Microelectronics Ltd., Class A	765,612	4,957,554
China Resources Mixc Lifestyle Services Ltd.(b)(c)	6,211,800	25,815,437
China Resources Pharmaceutical Group Ltd.(b)	14,220,500	9,691,162
China Resources Power Holdings Co. Ltd.(c)	17,262,000	39,922,714
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	738,835	4,157,033
China Risun Group Ltd.(c)	16,390,000	5,741,203
China Ruyi Holdings Ltd.(a)(c)	56,135,200	16,476,142
China Shenhua Energy Co. Ltd., Class A	3,370,029	16,400,370
China Shenhua Energy Co. Ltd., Class H	30,359,500	115,829,726
China Shineway Pharmaceutical Group Ltd.	4,707,000	5,045,606
China Southern Airlines Co. Ltd., Class A(a)	7,673,584	6,164,489
China State Construction Engineering Corp. Ltd., Class A	20,061,319	15,107,252
China State Construction International Holdings Ltd.	18,426,000	28,142,022
China Taiping Insurance Holdings Co. Ltd.	12,876,908	18,995,867
China Three Gorges Renewables Group Co. Ltd., Class A	13,996,070	8,066,179
China Tobacco International HK Co. Ltd.	3,009,000	9,840,681
China Tourism Group Duty Free Corp. Ltd., Class A	914,179	7,694,135
China Tower Corp. Ltd., Class H(b)	37,337,000	53,002,164
China Traditional Chinese Medicine Holdings Co. Ltd.(a)(c)	26,494,000	6,643,046
China Travel International Investment Hong Kong Ltd.(c)	35,856,000	4,618,746
China United Network Communications Ltd., Class A	15,383,525	13,216,606
China Vanke Co. Ltd., Class A(a)	4,188,168	4,462,109
China Vanke Co. Ltd., Class H(a)(c)	19,738,487	16,837,720
China Water Affairs Group Ltd.(c)	9,220,000	7,121,047
China XLX Fertiliser Ltd.	5,296,000	2,628,575
China Yangtze Power Co. Ltd., Class A	13,009,025	48,841,408
China Zheshang Bank Co. Ltd., Class A	15,154,396	5,950,014
China Zhongwang Holdings Ltd., NVS(d)	2,334,641	120,078
Chinasoft International Ltd.(c)	20,618,000	15,026,343
Chongqing Brewery Co. Ltd., Class A	327,000	2,528,010
Chongqing Changan Automobile Co. Ltd., Class A	4,810,664	8,565,246
Chongqing Hongjiu Fruit Co. Ltd., Class H(a)(c)(d)	4,263,600	763,134
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,331,213	4,603,340
Chow Tai Fook Jewellery Group Ltd.	18,592,200	17,964,745
CIMC Enric Holdings Ltd.(c)	8,322,000	7,341,285
CITIC Ltd.	36,528,000	41,863,242

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
CITIC Securities Co. Ltd., Class A	5,923,249	$22,285,124
CITIC Securities Co. Ltd., Class H	14,494,900	41,684,699
CMOC Group Ltd., Class A	8,779,033	8,067,763
CMOC Group Ltd., Class H	34,302,000	23,109,996
CNGR Advanced Material Co. Ltd., Class A	616,857	3,184,659
CNPC Capital Co. Ltd., Class A, NVS	4,978,800	4,338,278
COFCO Joycome Foods Ltd.(a)(c)	29,673,000	5,234,151
Concord New Energy Group Ltd.	85,200,000	5,203,104
Contemporary Amperex Technology Co. Ltd., Class A	2,348,851	85,545,778
Cosco Shipping Energy Transportation Co. Ltd., Class A	1,974,600	3,030,706
Cosco Shipping Energy Transportation Co. Ltd., Class H	10,874,000	9,074,425
Cosco Shipping Holdings Co. Ltd., Class A	5,728,046	10,737,421
Cosco Shipping Holdings Co. Ltd., Class H	27,233,600	40,068,268
Cosco Shipping International Hong Kong Co. Ltd.	12,300,000	6,876,322
COSCO Shipping Ports Ltd.(c)	15,120,000	8,500,407
Country Garden Services Holdings Co. Ltd.(c)	19,251,000	14,058,266
CRRC Corp. Ltd., Class A	10,878,300	11,188,867
CRRC Corp. Ltd., Class H	41,586,000	27,635,652
CSC Financial Co. Ltd., Class A	2,445,394	8,252,325
CSG Holding Co. Ltd., Class B	3,734,481	969,989
CSPC Innovation Pharmaceutical Co. Ltd., Class A	932,440	4,510,780
CSPC Pharmaceutical Group Ltd.	70,531,760	42,783,073
Daqin Railway Co. Ltd., Class A	9,434,719	8,674,188
Daqo New Energy Corp., ADR(a)(c)	480,190	9,723,847
Digital China Holdings Ltd.(c)	8,817,000	3,583,946
Dong-E-E-Jiao Co. Ltd., Class A	363,100	2,814,320
Dongfang Electric Corp. Ltd., Class A	1,817,224	3,652,166
Dongxing Securities Co. Ltd., Class A	4,146,667	6,760,234
Dongyue Group Ltd.(c)	12,463,000	13,611,468
DPC Dash Ltd., NVS(a)	529,800	6,768,153
East Buy Holding Ltd.(a)(b)(c)	3,892,000	6,480,991
East Money Information Co. Ltd., Class A	8,443,088	27,003,982
Eastroc Beverage Group Co. Ltd., Class A	355,530	10,810,221
Ecovacs Robotics Co. Ltd., Class A	398,900	3,202,340
Empyrean Technology Co. Ltd., Class A, NVS	285,500	4,215,613
ENN Energy Holdings Ltd.	7,071,400	47,107,958
ENN Natural Gas Co. Ltd., Class A	2,015,928	5,611,821
Eoptolink Technology Inc. Ltd., Class A	416,300	5,594,926
Eve Energy Co. Ltd., Class A	1,311,077	8,454,808
Everbright Securities Co. Ltd., Class A	2,480,586	5,998,413
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	7,311,200	2,319,715
Everest Medicines Ltd.(a)(b)(c)	2,124,500	12,805,545
Far East Horizon Ltd.	11,802,000	8,938,322
Fenbi Ltd., NVS(a)(c)	7,067,500	2,279,767
FinVolution Group, ADR	1,428,404	11,770,049
First Tractor Co. Ltd., Class H	3,122,000	2,621,633
Flat Glass Group Co. Ltd., Class A	1,295,000	3,868,469
Focus Media Information Technology Co. Ltd., Class A	8,560,999	7,468,451
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,116,522	11,984,777
Fosun International Ltd.	23,183,500	13,131,835
Founder Securities Co. Ltd., Class A	6,061,300	6,597,523
Foxconn Industrial Internet Co. Ltd., Class A	7,078,125	21,020,889
Fu Shou Yuan International Group Ltd.(c)	11,714,000	6,378,786
Fufeng Group Ltd.(c)	16,325,400	11,368,694
Security	Shares	Value
China (continued)
Fuyao Glass Industry Group Co. Ltd., Class A	1,027,347	$7,929,386
Fuyao Glass Industry Group Co. Ltd., Class H(b)	5,604,000	38,118,773
GalaxyCore Inc., Class A, NVS	1,103,000	2,440,318
Ganfeng Lithium Group Co. Ltd., Class A	1,128,957	5,653,383
GCL Technology Holdings Ltd.(a)(c)	203,711,000	32,654,739
GD Power Development Co. Ltd., Class A	10,627,200	6,172,867
GDS Holdings Ltd., Class A(a)(c)	9,391,676	43,614,301
Geely Automobile Holdings Ltd.	54,182,000	122,508,135
Gemdale Properties & Investment Corp. Ltd.(c)	73,232,000	2,447,197
Genertec Universal Medical Group Co. Ltd.(b)	13,021,500	8,418,018
Genscript Biotech Corp.(a)(c)	10,230,000	16,747,577
GF Securities Co. Ltd., Class A	2,832,630	5,974,421
Giant Biogene Holding Co. Ltd.(b)	2,869,400	23,163,528
GigaDevice Semiconductor Inc., Class A(a)	392,835	7,145,782
GoerTek Inc., Class A	2,003,662	7,852,087
Goldwind Science & Technology Co. Ltd., Class A	2,940,137	3,654,114
Goneo Group Co. Ltd., Class A	427,504	4,402,670
Gotion High-tech Co. Ltd., Class A	1,393,700	4,468,618
Grand Pharmaceutical Group Ltd.(c)	16,109,000	10,441,233
Great Wall Motor Co. Ltd., Class A	824,400	2,822,843
Great Wall Motor Co. Ltd., Class H	21,750,500	36,130,911
Gree Electric Appliances Inc. of Zhuhai, Class A	1,583,400	8,889,061
Greentown China Holdings Ltd.(c)	9,766,500	14,490,300
Greentown Management Holdings Co. Ltd.(b)(c)	8,734,000	3,350,016
Greentown Service Group Co. Ltd.(c)	13,652,000	6,825,303
GRG Banking Equipment Co. Ltd., Class A	2,397,100	4,706,261
Guangdong Haid Group Co. Ltd., Class A	1,094,320	7,663,706
Guangdong Investment Ltd.	26,804,000	20,359,601
Guanghui Energy Co. Ltd., Class A	4,568,080	3,843,713
Guangzhou Automobile Group Co. Ltd., Class A	2,587,699	3,112,933
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	822,488	3,002,544
Guangzhou Haige Communications Group Inc. Co., Class A	1,728,700	2,665,715
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,261,896	3,632,828
Guolian Securities Co. Ltd., Class A	3,885,400	6,059,059
Guosen Securities Co. Ltd., Class A	5,202,367	7,470,313
Guotai Junan Securities Co. Ltd., Class A	5,628,999	13,419,592
Guotai Junan Securities Co. Ltd., Class H(b)	1,007,800	1,541,375
Guoyuan Securities Co. Ltd., Class A	4,729,991	5,203,293
Gushengtang Holdings Ltd.(c)	1,606,600	7,175,149
H World Group Ltd., ADR	1,828,335	65,618,943
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	32,888,000	2,579,600
Haidilao International Holding Ltd.(b)(c)	15,299,000	32,776,409
Haier Smart Home Co. Ltd., Class A	3,067,837	11,074,597
Haier Smart Home Co. Ltd., Class A	21,731,800	69,610,535
Hainan Airlines Holding Co. Ltd., Class A(a)	25,353,941	5,375,708
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	7,683,903	3,995,113
Hainan Meilan International Airport Co. Ltd., Class H(a)(c)	2,024,000	2,144,922
Haitian International Holdings Ltd.	6,065,000	16,204,059
Haitong Securities Co. Ltd., Class A	4,185,731	5,972,894
Haitong Securities Co. Ltd., Class H	23,711,600	19,665,531
Hang Zhou Great Star Industrial Co. Ltd.	889,000	3,776,557
Hangzhou First Applied Material Co. Ltd., Class A	1,614,531	3,298,404
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	1,153,600	4,070,821
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Hangzhou Tigermed Consulting Co. Ltd., Class A	255,574	$1,990,898
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,388,000	24,086,299
Harbin Electric Co. Ltd., Class H	8,516,000	3,749,934
Hello Group Inc., ADR	1,312,618	9,673,995
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	1,609,800	4,001,578
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,162,032	7,975,217
Hengan International Group Co. Ltd.	5,432,500	15,254,718
Hengli Petrochemical Co. Ltd., Class A	4,091,630	8,801,923
Hengtong Optic-Electric Co. Ltd., Class A	1,592,800	3,407,259
Hisense Home Appliances Group Co. Ltd., Class H(c)	3,365,000	11,408,419
Hithink RoyalFlush Information Network Co. Ltd., Class A	304,702	12,660,614
HLA Group Corp. Ltd., Class A	3,551,300	3,874,372
Hopson Development Holdings Ltd.(a)(c)	10,099,671	4,169,552
Hoshine Silicon Industry Co. Ltd., Class A	562,423	4,164,769
Hua Han Health Industry Holdings Ltd.(a)(d)	19,424,288	25
Hua Hong Semiconductor Ltd.(b)(c)	5,876,000	26,114,901
Huabao International Holdings Ltd.(c)	9,265,000	2,466,044
Huadian Power International Corp. Ltd., Class A	5,667,600	4,350,444
Huadong Medicine Co. Ltd., Class A	1,049,441	4,990,583
Huafon Chemical Co. Ltd., Class A	5,043,655	5,733,442
Huagong Tech Co. Ltd., Class A	772,700	4,748,410
Huaibei Mining Holdings Co. Ltd., Class A	1,593,900	2,957,766
Hualan Biological Engineering Inc., Class A	805,620	1,748,064
Huaneng Power International Inc., Class A	4,336,726	4,001,514
Huaneng Power International Inc., Class H	36,814,000	20,591,471
Huatai Securities Co. Ltd., Class A	3,910,951	9,403,569
Huatai Securities Co. Ltd., Class H(b)	12,861,600	21,624,661
Huaxia Bank Co. Ltd., Class A	8,558,830	8,480,565
Huayu Automotive Systems Co. Ltd., Class A	2,109,460	5,279,402
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	638,200	2,385,598
Huizhou Desay Sv Automotive Co. Ltd., Class A	350,500	5,973,547
Humanwell Healthcare Group Co. Ltd., Class A	1,164,100	3,179,605
Hunan Valin Steel Co. Ltd., Class A	6,817,600	4,581,424
Hundsun Technologies Inc., Class A	1,155,949	4,878,828
HUTCHMED China Ltd.(a)	5,119,580	17,007,788
HUYA Inc., ADR	887,188	3,380,186
Hwatsing Technology Co. Ltd., Class A, NVS	163,520	3,765,630
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	3,407,800	6,483,940
Hygon Information Technology Co. Ltd., Class A, NVS	1,272,453	28,222,251
IEIT Systems Co. Ltd., Class A	961,472	7,893,075
Iflytek Co. Ltd., Class A	1,314,096	9,379,187
Imeik Technology Development Co. Ltd., Class A	172,692	4,040,500
Industrial & Commercial Bank of China Ltd., Class A	33,111,280	31,213,786
Industrial & Commercial Bank of China Ltd., Class H	619,361,000	438,614,273
Industrial Bank Co. Ltd., Class A	10,504,591	29,975,213
Industrial Securities Co. Ltd., Class A	6,452,898	5,305,932
INESA Intelligent Tech Inc., Class B	2,977,852	2,339,728
Ingenic Semiconductor Co. Ltd., Class A	308,403	3,626,481
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	35,564,000	8,850,196
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	7,123,800	5,617,615
Security	Shares	Value
China (continued)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,936,862	$11,419,475
Inner Mongolia Yitai Coal Co. Ltd., Class B	9,572,995	18,474,377
InnoCare Pharma Ltd.(a)(b)(c)	5,989,000	7,086,126
Innovent Biologics Inc.(a)(b)	10,917,500	56,928,002
iQIYI Inc., ADR(a)(c)	4,140,476	8,612,190
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	610,100	5,399,838
JA Solar Technology Co. Ltd., Class A	1,882,580	3,290,543
JCET Group Co. Ltd., Class A	1,177,000	6,069,081
JD Health International Inc.(a)(b)	10,116,650	44,020,550
JD Logistics Inc.(a)(b)	18,291,000	32,780,272
JD.com Inc., Class A	21,740,404	454,615,146
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,081,500	5,180,510
Jiangsu Expressway Co. Ltd., Class H	11,016,000	12,547,966
Jiangsu Hengli Hydraulic Co. Ltd., Class A	846,196	9,252,454
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,064,455	19,345,841
Jiangsu King's Luck Brewery JSC Ltd., Class A	886,556	6,460,894
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	1,899,507	2,736,758
Jiangsu Yanghe Distillery Co. Ltd., Class A	705,151	7,493,782
Jiangsu Yoke Technology Co. Ltd., Class A	394,700	3,413,225
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	814,900	4,064,538
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,837,700	3,489,949
Jiangxi Copper Co. Ltd., Class H	10,930,000	17,266,835
Jinchuan Group International Resources Co. Ltd.	36,312,000	2,438,902
Jinduicheng Molybdenum Co. Ltd., Class A	1,828,400	2,503,981
Jinke Smart Services Group Co. Ltd., Class H(a)	1,416,000	1,312,755
Jinko Solar Co. Ltd., Class A	5,494,818	5,215,703
JinkoSolar Holding Co. Ltd., ADR	341,136	7,685,794
Jinxin Fertility Group Ltd.(b)	18,562,500	6,261,031
Jiumaojiu International Holdings Ltd.(b)(c)	9,019,000	3,438,221
JNBY Design Ltd.	3,023,000	5,686,539
JOYY Inc., ADR(a)	262,103	12,263,799
Kangji Medical Holdings Ltd.(c)	5,139,000	4,655,418
Kanzhun Ltd., ADR(a)	2,334,075	37,345,200
KE Holdings Inc., ADR	6,171,988	137,450,173
Keymed Biosciences Inc.(a)(b)(c)	1,724,000	7,837,494
Kingboard Holdings Ltd.	5,974,700	16,887,435
Kingboard Laminates Holdings Ltd.	8,996,000	10,693,280
Kingdee International Software Group Co. Ltd.(a)	27,103,000	44,536,237
Kingsoft Cloud Holdings Ltd.(a)(c)	18,733,760	20,386,837
Kingsoft Corp. Ltd.	8,532,200	44,162,774
Kuaishou Technology(a)(b)	23,780,200	155,306,821
Kuang-Chi Technologies Co. Ltd., Class A	1,328,250	7,503,543
Kunlun Energy Co. Ltd.	34,476,000	34,441,382
Kunlun Tech Co. Ltd., Class A	748,900	3,824,390
Kweichow Moutai Co. Ltd., Class A	658,720	136,059,936
LB Group Co. Ltd., Class A	2,140,607	5,182,499
Lee & Man Paper Manufacturing Ltd.	15,161,000	4,433,310
Legend Biotech Corp., ADR(a)(c)	642,514	22,494,415
Lenovo Group Ltd.	71,558,000	107,277,340
Lens Technology Co. Ltd., Class A	3,112,315	11,504,602
Lepu Biopharma Co. Ltd., Class H(a)(b)(c)	4,363,000	2,047,685
Li Auto Inc., Class A(a)	11,074,604	169,781,239
Li Ning Co. Ltd.(c)	20,396,500	44,908,325
Lifetech Scientific Corp. (a)(c)	34,404,000	7,221,440
Lingyi iTech Guangdong Co., Class A	5,175,233	6,953,941
LK Technology Holdings Ltd.(c)	5,657,500	2,326,891

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Longfor Group Holdings Ltd.(b)	18,214,000	$25,075,348
LONGi Green Energy Technology Co. Ltd., Class A	3,706,069	8,504,978
Lonking Holdings Ltd.	24,391,000	5,463,166
Lufax Holding Ltd., ADR	2,079,450	6,030,405
Luxshare Precision Industry Co. Ltd., Class A	3,803,389	22,691,175
Luye Pharma Group Ltd. (a)(b)(c)	17,977,000	5,409,278
Luzhou Laojiao Co. Ltd., Class A	716,708	12,473,666
Mango Excellent Media Co. Ltd., Class A	1,190,032	4,175,715
Maoyan Entertainment(a)(b)(c)	5,193,200	5,052,999
Maxscend Microelectronics Co. Ltd., Class A	323,912	3,733,073
Medlive Technology Co. Ltd.(b)(c)	1,080,000	1,694,216
Meitu Inc.(b)(c)	26,810,000	16,424,362
Meituan, Class B(a)(b)	44,133,560	921,466,137
Metallurgical Corp. of China Ltd., Class A	12,187,100	5,227,864
MH Development Ltd.(a)(d)	3,308,000	4
Microport Scientific Corp.(a)(c)	7,612,700	7,285,648
Midea Group Co. Ltd.(a)	2,694,800	25,746,731
Midea Group Co. Ltd., Class A	1,680,900	16,888,000
Ming Yuan Cloud Group Holdings Ltd.	8,968,000	3,984,092
MINISO Group Holding Ltd.	3,819,904	19,749,777
Minth Group Ltd.(a)	6,734,000	17,542,068
MMG Ltd.(a)(c)	37,743,198	11,057,895
Montage Technology Co. Ltd., Class A	740,400	7,956,218
Muyuan Foods Co. Ltd., Class A	2,811,883	14,036,078
NARI Technology Co. Ltd., Class A	3,847,436	12,396,127
National Silicon Industry Group Co. Ltd., Class A	1,787,400	4,966,250
NAURA Technology Group Co. Ltd., Class A	295,175	18,224,138
NetDragon Websoft Holdings Ltd.	3,102,000	4,579,836
NetEase Cloud Music Inc.(a)(b)(c)	711,850	14,838,029
NetEase Inc.	17,175,435	341,952,559
New China Life Insurance Co. Ltd., Class A	951,901	6,311,796
New China Life Insurance Co. Ltd., Class H	8,655,200	29,288,500
New Hope Liuhe Co. Ltd., Class A(a)	3,948,244	5,187,902
New Horizon Health Ltd.(a)(b)(c)(d)	2,592,000	3,770,158
New Oriental Education & Technology Group Inc.	13,321,890	63,569,365
Nexteer Automotive Group Ltd.(c)	8,817,000	5,703,651
Nine Dragons Paper Holdings Ltd.(a)(c)	16,184,000	6,823,095
Ninestar Corp., Class A(a)	1,028,134	3,710,667
Ningbo Deye Technology Co. Ltd., Class A, NVS	397,364	5,048,478
Ningbo Orient Wires & Cables Co. Ltd., Class A	540,400	3,538,198
Ningbo Sanxing Medical Electric Co. Ltd., Class A	1,100,400	4,140,528
Ningbo Tuopu Group Co. Ltd., Class A	1,215,250	10,639,924
Ningxia Baofeng Energy Group Co. Ltd., Class A	4,469,800	10,164,013
NIO Inc., Class A(a)(c)	13,059,495	59,963,669
Noah Holdings Ltd., ADR	397,868	4,503,866
Nongfu Spring Co. Ltd., Class H(b)(c)	17,908,800	79,890,966
OFILM Group Co. Ltd., Class A(a)	2,167,500	4,083,879
Oppein Home Group Inc., Class A	364,480	3,305,562
Orient Overseas International Ltd.	1,197,500	16,029,807
Orient Securities Co. Ltd., Class A	5,092,367	6,806,586
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	5,975,400	2,344,389
PDD Holdings Inc., ADR(a)(c)	6,210,043	706,019,789
People's Insurance Co. Group of China Ltd. (The), Class H	90,976,000	44,896,958
PetroChina Co. Ltd., Class A	10,557,337	11,413,448
PetroChina Co. Ltd., Class H	188,334,000	140,889,442
Pharmaron Beijing Co. Ltd., Class A	887,425	3,229,575
PICC Property & Casualty Co. Ltd., Class H	61,627,040	100,975,062
Security	Shares	Value
China (continued)
Ping An Bank Co. Ltd., Class A	8,757,336	$13,873,266
Ping An Healthcare and Technology Co. Ltd.(b)(c)	5,862,800	5,943,462
Ping An Insurance Group Co. of China Ltd., Class A	5,489,954	38,092,651
Ping An Insurance Group Co. of China Ltd., Class H	60,123,500	356,367,127
Piotech Inc., Class A, NVS	195,288	4,792,086
Poly Developments and Holdings Group Co. Ltd., Class A	6,493,611	7,766,975
Poly Property Group Co. Ltd.(c)	22,238,000	4,410,582
Pop Mart International Group Ltd.(b)	4,946,200	66,490,970
Postal Savings Bank of China Co. Ltd., Class A	17,102,800	12,500,320
Postal Savings Bank of China Co. Ltd., Class H(b)	69,957,000	44,438,025
Power Construction Corp. of China Ltd., Class A	10,100,944	6,941,907
Q Technology Group Co. Ltd.(a)	5,346,000	4,921,479
Qifu Technology Inc.	1,070,500	42,905,640
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	3,206,150	7,274,003
Range Intelligent Computing Technology Group Co. Ltd., Class A	1,047,300	8,979,429
RLX Technology Inc., ADR(c)	3,620,485	9,015,008
Rongsheng Petrochemical Co. Ltd., Class A	5,556,021	6,730,062
SAIC Motor Corp. Ltd., Class A	4,238,090	9,589,566
Sailun Group Co. Ltd., Class A	3,121,600	6,749,705
Sanan Optoelectronics Co. Ltd., Class A	2,819,700	4,760,095
Sany Heavy Equipment International Holdings Co. Ltd.	11,393,000	6,757,605
Sany Heavy Industry Co. Ltd., Class A	3,630,856	9,083,318
Satellite Chemical Co. Ltd., Class A	2,860,707	8,350,561
SDIC Capital Co. Ltd., Class A	5,068,000	4,941,740
SDIC Power Holdings Co. Ltd., Class A	4,189,100	8,182,733
Seazen Group Ltd.(a)	21,676,000	5,898,005
Seres Group Co. Ltd., Class A, NVS	843,200	14,134,666
SF Holding Co. Ltd., Class A	2,227,392	12,776,135
SG Micro Corp., Class A	307,850	3,757,965
Shaanxi Coal Industry Co. Ltd., Class A	5,089,981	13,247,138
Shandong Gold Mining Co. Ltd., Class A	1,812,501	5,876,019
Shandong Gold Mining Co. Ltd., Class H(b)	6,381,250	12,004,279
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,483,099	4,186,458
Shandong Linglong Tyre Co. Ltd., Class A	1,323,741	3,182,812
Shandong Nanshan Aluminum Co. Ltd., Class A	8,986,700	4,606,727
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	22,255,200	14,508,569
Shanghai Baosight Software Co. Ltd., Class A	1,126,116	5,068,472
Shanghai Baosight Software Co. Ltd., Class B	6,539,956	11,659,048
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	139,566	3,650,792
Shanghai Chicmax Cosmetic Co. Ltd., NVS	408,300	1,897,194
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	7,926,209	4,641,390
Shanghai Electric Group Co. Ltd., Class A(a)	7,158,700	8,044,921
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,059,800	3,634,482
Shanghai Industrial Holdings Ltd.(c)	5,954,000	8,792,556
Shanghai International Airport Co. Ltd., Class A	953,803	4,257,470
Shanghai M&G Stationery Inc., Class A	750,747	2,851,950
Shanghai MicroPort MedBot Group Co. Ltd.(a)(c)	3,022,500	8,390,469
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	789,700	2,081,701
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,505,800	9,854,450
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shanghai Pudong Development Bank Co. Ltd., Class A	14,910,046	$20,844,431
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,336,994	3,148,466
Shanghai RAAS Blood Products Co. Ltd., Class A	3,707,434	3,445,974
Shanghai Rural Commercial Bank Co. Ltd., Class A	6,330,500	6,934,660
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	439,424	8,146,008
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	841,800	2,996,907
Shanjin International Gold Co. Ltd., Class A	1,823,900	4,087,660
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,753,400	3,567,191
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,965,000	3,253,559
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	635,739	17,824,706
Shengyi Technology Co. Ltd., Class A	1,596,208	6,360,976
Shennan Circuits Co. Ltd., Class A	318,171	5,778,613
Shenwan Hongyuan Group Co. Ltd., Class A	15,157,892	10,638,606
Shenzhen Goodix Technology Co. Ltd., Class A	297,300	3,333,960
Shenzhen Inovance Technology Co. Ltd., Class A	847,842	8,430,467
Shenzhen International Holdings Ltd.(c)	11,470,250	10,514,450
Shenzhen Investment Ltd.(c)	29,880,000	3,188,921
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	594,946	20,716,960
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	448,100	3,811,339
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	543,800	2,218,233
Shenzhen Transsion Holdings Co. Ltd., Class A	644,114	8,233,974
Shenzhou International Group Holdings Ltd.	7,337,800	53,737,743
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	983,818	1,878,577
Shoucheng Holdings Ltd.(c)	30,366,800	6,653,387
Shougang Fushan Resources Group Ltd.(c)	23,132,000	7,009,561
Shui On Land Ltd.	51,420,666	4,636,961
Sichuan Chuantou Energy Co. Ltd., Class A	3,147,078	6,463,407
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,034,120	4,186,457
Sichuan Road & Bridge Group Co. Ltd., Class A	4,716,060	4,753,989
Sieyuan Electric Co. Ltd., Class A	607,200	6,089,587
Sihuan Pharmaceutical Holdings Group Ltd.(c)	50,687,000	3,856,919
Simcere Pharmaceutical Group Ltd.(b)(c)	7,918,000	8,090,256
Sino Biopharmaceutical Ltd.	88,194,000	36,617,750
Sinofert Holdings Ltd.	28,436,000	3,811,175
Sinolink Securities Co. Ltd., Class A	2,292,900	2,687,522
Sinopec Engineering Group Co. Ltd., Class H	15,981,500	11,997,445
Sinopec Kantons Holdings Ltd.(c)	14,958,000	8,212,710
Sinopharm Group Co. Ltd., Class H	11,627,200	29,298,091
Sinotruk Hong Kong Ltd.	5,753,000	15,275,644
Skyworth Group Ltd.	14,898,000	4,947,154
Smoore International Holdings Ltd.(b)(c)	16,686,000	24,901,370
SooChow Securities Co. Ltd., Class A	4,022,400	4,423,184
Southwest Securities Co. Ltd., Class A	3,839,100	2,353,021
Spring Airlines Co. Ltd., Class A	687,400	5,075,741
SSY Group Ltd.	13,724,411	5,571,334
Sun Art Retail Group Ltd.	24,403,000	5,585,323
Sunac China Holdings Ltd.(a)(c)	58,337,837	17,075,121
Sunac Services Holdings Ltd.(b)	12,634,000	2,689,316
Security	Shares	Value
China (continued)
Sungrow Power Supply Co. Ltd., Class A	1,125,220	$10,978,718
Sunny Optical Technology Group Co. Ltd.	6,330,600	70,897,538
Sunwoda Electronic Co. Ltd., Class A	1,468,300	4,921,334
SUPCON Technology Co. Ltd., Class A	763,306	5,718,932
Superb Summit International Group Ltd.(a)(d)	998,771	1
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,198,700	5,310,193
Suzhou Maxwell Technologies Co. Ltd., Class A	178,292	2,446,155
Suzhou TFC Optical Communication Co. Ltd., Class A	345,440	4,268,044
SY Holdings Group Ltd.(c)	9,143,500	9,794,721
TAL Education Group, ADR(a)(c)	3,688,079	47,649,981
TBEA Co. Ltd., Class A	3,633,687	6,020,048
TCL Electronics Holdings Ltd.	9,561,000	8,691,888
TCL Technology Group Corp., Class A	13,111,112	8,333,922
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,208,638	2,732,066
Tencent Holdings Ltd.	57,642,100	3,547,669,842
Tencent Music Entertainment Group, ADR	6,733,678	82,083,535
Tiangong International Co. Ltd.(c)	15,268,000	3,516,851
Tianli International Holdings Ltd.(c)	11,241,000	6,128,524
Tianneng Power International Ltd.(c)	7,416,000	6,999,699
Tianqi Lithium Corp., Class A	883,200	3,954,017
Tianshan Aluminum Group Co. Ltd., Class A	3,278,700	3,809,402
Tianshui Huatian Technology Co. Ltd., Class A	2,647,136	4,010,582
Tingyi Cayman Islands Holding Corp.	17,092,000	24,878,364
Tong Ren Tang Technologies Co. Ltd., Class H	7,240,000	4,367,328
Tongcheng Travel Holdings Ltd.	11,600,000	25,985,281
TongFu Microelectronics Co. Ltd., Class A	917,700	3,618,296
Tongling Nonferrous Metals Group Co. Ltd., Class A	10,137,900	4,502,808
Tongwei Co. Ltd., Class A	2,327,277	6,742,656
Topsports International Holdings Ltd.(b)	18,109,000	7,849,473
Towngas Smart Energy Co. Ltd.(c)	11,747,000	4,675,188
TravelSky Technology Ltd., Class H	8,038,000	11,172,205
Trina Solar Co. Ltd., Class A	1,222,216	2,920,487
Trip.com Group Ltd.(a)	5,545,241	313,609,078
Tsingtao Brewery Co. Ltd., Class A	286,500	2,746,568
Tsingtao Brewery Co. Ltd., Class H	5,684,000	38,022,564
Tuya Inc.	2,345,069	7,973,235
UBTech Robotics Corp. Ltd.(a)	968,200	11,295,354
Unigroup Guoxin Microelectronics Co. Ltd., Class A	486,133	4,138,340
Unisplendour Corp. Ltd., Class A	1,787,461	7,312,496
Untrade Cteg(a)(d)	33,362,000	43
Untrade SMI Holdings(a)(d)	12,466,353	16
Untradelumena Newmat, NVS(a)(d)	43,450	—
Up Fintech Holding Ltd., ADR(a)(c)	1,031,662	7,469,233
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)(d)	2,600,500	1,315,456
Vipshop Holdings Ltd., ADR	2,895,282	45,513,833
Vnet Group Inc., ADR(a)(c)	569,885	6,684,751
Wanhua Chemical Group Co. Ltd., Class A	1,494,786	14,124,966
Want Want China Holdings Ltd.	42,782,000	25,821,706
Wasion Holdings Ltd.	3,124,000	2,977,812
Weibo Corp., ADR	777,233	7,780,102
Weichai Power Co. Ltd., Class A	2,590,700	5,587,752
Weichai Power Co. Ltd., Class H	17,865,000	35,182,593
Weihai Guangwei Composites Co. Ltd., Class A	657,560	2,894,951
Weimob Inc.(a)(b)(c)	27,099,000	8,692,967
Wens Foodstuff Group Co. Ltd., Class A	3,377,241	7,558,763
West China Cement Ltd.(c)	26,626,000	5,658,696
Western Mining Co. Ltd., Class A	2,051,500	4,515,697

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Western Securities Co. Ltd., Class A	5,773,991	$6,497,440
Western Superconducting Technologies Co. Ltd., Class A	542,320	3,312,851
Will Semiconductor Co. Ltd. Shanghai, Class A	603,169	11,835,767
Wingtech Technology Co. Ltd., Class A	721,300	3,445,667
Wuhan Guide Infrared Co. Ltd., Class A	4,449,796	4,879,063
Wuliangye Yibin Co. Ltd., Class A	1,967,374	35,610,616
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,324,896	6,471,702
WuXi AppTec Co. Ltd., Class A	712,339	6,002,142
WuXi AppTec Co. Ltd., Class H(b)(c)	3,112,207	23,828,748
Wuxi Biologics Cayman Inc.(a)(b)	30,986,000	89,820,151
XCMG Construction Machinery Co. Ltd., Class A	8,081,209	9,796,030
XD Inc.(a)(c)	3,074,600	12,892,118
Xiamen C & D Inc., Class A	2,064,000	2,928,027
Xiaomi Corp., Class B(a)(b)	146,176,400	978,579,954
Xinjiang Daqo New Energy Co. Ltd., Class A	951,050	2,790,930
Xinyi Solar Holdings Ltd.(c)	41,138,800	17,471,505
XPeng Inc., Class A(a)	11,151,650	119,155,430
Xtep International Holdings Ltd.(c)	12,807,500	8,490,254
Yadea Group Holdings Ltd.(b)(c)	11,072,000	18,175,631
Yankuang Energy Group Co. Ltd., Class A	2,491,921	4,540,684
Yankuang Energy Group Co. Ltd., Class H	29,006,700	30,238,360
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	864,668	4,166,031
Yeahka Ltd.(a)(c)	2,671,600	2,801,636
Yealink Network Technology Corp. Ltd., Class A	808,506	4,381,614
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)(b)(c)	2,607,600	3,265,766
Yidu Tech Inc. (a)(b)(c)	6,090,600	4,965,396
Yifeng Pharmacy Chain Co. Ltd., Class A	1,007,750	3,253,320
Yihai International Holding Ltd.(c)	4,534,000	8,287,975
Yihai Kerry Arawana Holdings Co. Ltd., Class A	978,601	4,303,179
Yonyou Network Technology Co. Ltd., Class A(a)	2,061,883	4,331,429
Youngor Fashion Co. Ltd., Class A	2,487,832	2,815,639
Youyuan International Holdings Ltd.(a)(d)	4,800,100	6
YTO Express Group Co. Ltd., Class A	2,229,653	4,213,057
Yuexiu Property Co. Ltd.(c)	12,876,576	8,761,580
Yuexiu REIT	29,188,751	3,380,033
Yuexiu Transport Infrastructure Ltd.(c)	12,272,000	5,787,589
Yum China Holdings Inc.	3,365,623	166,295,432
Yunnan Aluminium Co. Ltd., Class A	2,802,453	6,239,833
Yunnan Baiyao Group Co. Ltd., Class A	928,252	7,027,290
Yunnan Energy New Material Co. Ltd., Class A	564,332	2,538,468
Yunnan Yuntianhua Co. Ltd., Class A	1,314,100	3,775,589
Yutong Bus Co. Ltd., Class A	1,768,700	6,397,495
Zai Lab Ltd.(a)	8,333,490	29,499,560
Zangge Mining Co. Ltd., Class A	1,525,846	6,721,583
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	250,069	7,023,286
Zhaojin Mining Industry Co. Ltd., Class H(c)	13,199,000	22,439,693
Zhejiang China Commodities City Group Co. Ltd., Class A	3,025,120	5,325,366
Zhejiang Chint Electrics Co. Ltd., Class A	1,515,573	4,868,080
Zhejiang Dahua Technology Co. Ltd., Class A	1,920,458	4,349,552
Zhejiang Dingli Machinery Co. Ltd., Class A	409,016	3,293,543
Zhejiang Expressway Co. Ltd., Class H	15,327,800	11,397,004
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,083,391	4,928,589
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	749,994	3,408,952
Zhejiang Juhua Co. Ltd., Class A	1,957,800	6,566,535
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	4,785,400	21,616,362
Zhejiang NHU Co. Ltd., Class A	2,355,458	6,842,131
Security	Shares	Value
China (continued)
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,351,500	$5,652,046
Zhejiang Supor Co. Ltd., Class A	444,740	3,236,203
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,790,673	4,725,748
Zhejiang Zheneng Electric Power Co. Ltd., Class A	6,965,000	5,241,508
Zheshang Securities Co. Ltd., Class A	3,668,400	5,830,692
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	6,510,500	9,760,895
Zhongji Innolight Co. Ltd., Class A	628,303	8,877,443
Zhongjin Gold Corp. Ltd., Class A	3,183,818	5,366,060
Zhongsheng Group Holdings Ltd.	7,305,000	11,920,761
Zhongtai Securities Co. Ltd., Class A	5,339,400	4,632,569
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	10,972,500	2,566,265
Zhuzhou CRRC Times Electric Co. Ltd., Class H	5,065,700	21,283,599
Zijin Mining Group Co. Ltd., Class A	11,256,100	24,020,987
Zijin Mining Group Co. Ltd., Class H	50,386,000	95,185,021
Zonqing Environmental Ltd.(c)	1,190,000	1,318,983
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	5,788,500	6,354,788
ZTE Corp., Class A	1,860,939	9,930,639
ZTE Corp., Class H	7,229,640	27,391,827
ZTO Express Cayman Inc.	3,786,779	73,463,986
		22,725,819,202
Colombia — 0.1%
Bancolombia SA	2,285,866	25,148,917
Cementos Argos SA	5,739,038	13,816,290
Interconexion Electrica SA ESP	4,366,361	21,780,193
		60,745,400
Czech Republic — 0.1%
CEZ AS	1,422,980	60,192,545
Komercni Banka AS	701,110	30,267,119
Moneta Money Bank AS(b)	2,287,571	12,864,170
		103,323,834
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	20,189,777	30,175,047
Eastern Co. SAE	13,335,084	8,161,651
EFG Holding S.A.E.(a)	14,783,837	7,588,939
E-Finance for Digital & Financial Investments, NVS	6,884,796	2,178,939
Ezz Steel Co. SAE(a)	753,743	2,039,942
Fawry for Banking & Payment Technology Services SAE(a)	18,270,257	2,885,727
Talaat Moustafa Group	7,750,786	8,263,424
Telecom Egypt Co.	4,706,598	3,531,110
		64,824,779
Greece — 0.5%
Aegean Airlines SA	247,674	2,775,362
Alpha Services and Holdings SA	19,278,295	39,182,878
Athens International Airport SA	431,263	3,905,428
Athens Water Supply & Sewage Co. SA	444,043	2,664,756
Autohellas Tourist and Trading SA	43,676	482,040
Eurobank Ergasias Services and Holdings SA, Class A	22,398,229	58,438,584
FF Group(d)	343,633	4
GEK TERNA SA	609,784	11,598,538
Hellenic Telecommunications Organization SA	1,433,918	22,373,659
HELLENiQ ENERGY Holdings SA	675,973	5,473,736
Holding Co. ADMIE IPTO SA	1,946,341	5,709,259
Intrakat Technical & Energy Projects SA(a)(c)	735,217	4,011,867
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Greece (continued)
Intralot SA-Integrated Information Systems & Gaming Services(a)	2,933,846	$3,117,459
Jumbo SA	1,043,498	28,854,765
LAMDA Development SA(a)	856,665	5,794,684
Metlen Energy & Metals SA	930,993	34,345,149
Motor Oil Hellas Corinth Refineries SA(c)	534,055	12,062,233
National Bank of Greece SA	7,390,659	68,623,138
OPAP SA	1,701,923	30,250,973
Optima bank SA(c)	441,640	6,571,202
Piraeus Financial Holdings SA	9,188,979	43,388,973
Public Power Corp. SA	1,767,709	24,309,359
Sarantis SA	254,153	3,343,026
Titan Cement International SA	458,952	19,134,964
		436,412,036
Hong Kong — 0.0%
J&T Global Express Ltd.(a)	20,548,400	16,973,392
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	4,497,497	18,455,813
MOL Hungarian Oil & Gas PLC	3,531,430	26,184,221
OTP Bank Nyrt	1,990,738	122,180,237
Richter Gedeon Nyrt	1,138,244	31,588,436
		198,408,707
India — 18.1%
360 ONE WAM Ltd.	1,632,745	18,715,437
3M India Ltd.	32,917	9,935,057
Aarti Industries Ltd.	1,785,856	7,705,411
Aarti Pharmalabs Ltd., NVS	565,554	4,760,321
Aavas Financiers Ltd.(a)	438,859	8,499,901
ABB India Ltd.	483,771	27,419,536
Action Construction Equipment Ltd.	464,923	5,612,033
Adani Enterprises Ltd.	1,384,245	33,335,863
Adani Ports & Special Economic Zone Ltd.	4,823,389	59,310,555
Adani Power Ltd.(a)	5,339,527	29,397,465
Aditya Birla Fashion and Retail Ltd.(a)	3,788,128	10,523,808
Aditya Birla Real Estate Ltd.	637,935	13,625,711
Aegis Logistics Ltd.	1,445,056	12,610,163
Affle India Ltd.(a)	738,207	11,880,154
AGI Greenpac Ltd.	173,205	1,265,975
AIA Engineering Ltd.	449,038	16,147,241
Ajanta Pharma Ltd.	453,710	12,930,998
Alembic Pharmaceuticals Ltd.	619,003	5,274,491
Alkem Laboratories Ltd.	390,706	20,784,004
Alkyl Amines Chemicals	200,461	3,657,312
Alok Industries Ltd.(a)	13,814,142	2,434,827
Amara Raja Energy & Mobility Ltd.	1,129,746	12,687,465
Amber Enterprises India Ltd.(a)	200,540	12,970,915
Ambuja Cements Ltd.	5,771,821	30,838,887
Anand Rathi Wealth Ltd.	160,611	7,374,813
Anant Raj Ltd.	1,387,286	7,402,321
Angel One Ltd.	410,655	10,246,405
Apar Industries Ltd.	167,709	11,175,708
APL Apollo Tubes Ltd.	1,669,372	27,548,570
Apollo Hospitals Enterprise Ltd.	911,016	63,220,929
Apollo Tyres Ltd.	3,128,129	13,460,725
Aptus Value Housing Finance India Ltd.	1,538,999	5,431,967
Archean Chemical Industries Ltd., NVS	542,570	3,138,021
Arvind Ltd.	1,312,841	5,109,582
Ashok Leyland Ltd.	13,728,144	33,607,323
Ashoka Buildcon Ltd.(a)	1,777,538	3,523,446
Asian Paints Ltd.	3,342,158	83,455,588
Aster DM Healthcare Ltd.(b)	1,835,315	8,504,322
Security	Shares	Value
India (continued)
Astra Microwave Products Ltd.	481,047	$3,356,245
Astral Ltd.	1,215,529	18,614,226
AstraZeneca Pharma India Ltd.	82,553	6,337,819
Atul Ltd.	128,917	7,843,583
AU Small Finance Bank Ltd.(b)	3,232,305	21,010,701
Aurobindo Pharma Ltd.	2,329,632	28,280,368
Avanti Feeds Ltd.	885,958	7,048,653
Avenue Supermarts Ltd.(a)(b)	1,447,551	56,436,202
Axis Bank Ltd.	20,431,899	238,503,164
Bajaj Auto Ltd.	604,154	54,772,595
Bajaj Electricals Ltd.	547,780	3,783,256
Bajaj Finance Ltd.	2,500,125	245,063,133
Bajaj Finserv Ltd.	3,478,909	74,782,156
Bajaj Holdings & Investment Ltd.	279,268	37,056,312
Balaji Amines Ltd.	127,557	1,894,961
Balkrishna Industries Ltd.	760,294	22,791,647
Balrampur Chini Mills Ltd.	1,730,025	8,824,866
Bandhan Bank Ltd.(b)	6,747,785	10,944,746
Bank of Baroda	9,270,362	21,009,799
BASF India Ltd.	135,340	6,629,597
Bata India Ltd.	598,698	8,388,758
Bayer CropScience Ltd.	160,645	8,722,426
BEML Ltd., (Acquired 02/10/22, Cost: $6,299,832)(e)	210,365	5,941,242
Bharat Dynamics Ltd.	942,180	10,576,245
Bharat Electronics Ltd.	33,010,454	93,699,775
Bharat Forge Ltd.	2,398,019	27,977,389
Bharat Heavy Electricals Ltd.	9,680,387	20,005,959
Bharat Petroleum Corp. Ltd.	13,550,810	36,999,175
Bharti Airtel Ltd.	22,907,561	412,917,782
Biocon Ltd.	4,029,141	13,983,599
Birla Corp. Ltd.	342,865	3,827,266
Birlasoft Ltd.	1,684,292	8,217,224
BLS International Services Ltd.	1,346,375	5,255,491
Blue Dart Express Ltd.	77,287	5,308,543
Blue Star Ltd.	1,228,011	27,048,675
Borosil Renewables Ltd.(a)	745,090	4,311,341
Bosch Ltd.	66,886	20,328,705
Brigade Enterprises Ltd.	1,287,686	14,036,157
Britannia Industries Ltd.	969,844	51,046,746
Brookfield India Real Estate Trust(b)	2,327,445	7,957,393
BSE Ltd.	590,950	31,552,673
Can Fin Homes Ltd.	1,065,953	7,076,461
Canara Bank	15,741,754	14,663,633
Carborundum Universal Ltd.	1,029,421	9,808,940
Cartrade Tech Ltd.(a)	315,474	5,533,066
Castrol India Ltd.	3,596,838	8,801,180
Ceat Ltd.	292,895	8,476,855
Central Depository Services India Ltd.	1,067,939	13,614,088
Century Plyboards India Ltd.	590,775	4,889,666
CESC Ltd.	7,663,576	11,532,647
CG Power & Industrial Solutions Ltd.	5,766,909	37,968,514
Chalet Hotels Ltd.(a)	817,800	6,914,788
Chambal Fertilisers and Chemicals Ltd.	2,463,860	15,113,526
Chennai Petroleum Corp. Ltd.	553,799	2,873,830
Cholamandalam Financial Holdings Ltd.	1,026,529	19,356,549
Cholamandalam Investment and Finance Co. Ltd.	3,834,337	61,785,592
CIE Automotive India Ltd.	1,483,122	6,405,968
Cipla Ltd.	4,583,896	74,008,134
City Union Bank Ltd.	4,905,487	8,323,595
Clean Science & Technology Ltd.	317,336	4,339,773

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
CMS Info Systems Ltd.	1,380,329	$7,253,373
Coal India Ltd.	16,513,029	70,094,747
Coforge Ltd.	585,076	49,609,328
Colgate-Palmolive India Ltd.	1,209,718	34,116,686
Computer Age Management Services Ltd.	411,724	14,896,168
Concord Biotech Ltd., NVS	222,906	3,829,967
Container Corp. of India Ltd.	2,356,335	16,876,878
Coromandel International Ltd.	1,020,091	19,503,472
CreditAccess Grameen Ltd.	551,335	5,823,937
CRISIL Ltd.	186,311	9,343,682
Crompton Greaves Consumer Electricals Ltd.	5,913,594	21,767,653
Cummins India Ltd.	1,307,463	40,809,880
Cyient Ltd.	826,810	12,048,149
Dabur India Ltd.	4,841,838	27,360,065
Data Patterns India Ltd.(a)	252,365	4,183,577
Deepak Fertilisers & Petrochemicals Corp. Ltd.	742,686	8,133,588
Deepak Nitrite Ltd.	592,449	12,582,010
Delhivery Ltd.(a)	4,624,239	13,260,724
Devyani International Ltd.(a)	4,803,564	9,108,973
Divi's Laboratories Ltd.	1,058,440	66,380,512
Dixon Technologies India Ltd.	327,227	52,458,136
DLF Ltd.	6,750,749	49,371,319
Dodla Dairy Ltd., NVS	110,303	1,308,030
Dr Lal PathLabs Ltd.(b)	336,285	8,898,976
Dr Reddy's Laboratories Ltd.	5,117,796	65,443,743
Easy Trip Planners Ltd., NVS(a)	21,254,581	2,859,329
eClerx Services Ltd.	197,047	6,398,981
Edelweiss Financial Services Ltd.	5,921,393	6,115,145
Eicher Motors Ltd.	1,243,661	68,016,047
EID Parry India Ltd.(a)	1,055,121	8,041,468
EIH Ltd.	2,358,152	8,642,956
Elecon Engineering Co. Ltd.	793,629	3,769,811
Electronics Mart India Ltd., NVS(a)	822,033	1,189,998
Electrosteel Castings Ltd.	3,057,165	3,268,271
Elgi Equipments Ltd.	1,845,672	9,062,545
Emami Ltd.	1,911,508	11,619,522
Embassy Office Parks REIT	7,414,560	30,902,132
Endurance Technologies Ltd.(b)	399,534	8,092,226
Engineers India Ltd.	3,242,446	5,607,137
Equinox India Developments Ltd.(a)	5,121,042	6,773,341
Equitas Small Finance Bank Ltd.(b)	5,585,161	3,645,318
Eris Lifesciences Ltd.(b)	485,550	6,580,263
Exide Industries Ltd.	4,085,786	16,298,378
Federal Bank Ltd.	17,393,057	35,504,909
Fine Organic Industries Ltd.	105,661	4,244,373
Finolex Cables Ltd.	787,833	7,371,896
Finolex Industries Ltd.	3,148,848	6,178,680
Firstsource Solutions Ltd.	4,240,532	16,875,892
Five-Star Business Finance Ltd., NVS(a)	1,362,580	11,911,357
Force Motors Ltd.	46,628	3,566,083
Fortis Healthcare Ltd.	4,781,819	33,682,251
Gabriel India Ltd.	504,510	2,688,850
GAIL India Ltd.	21,411,766	38,505,599
Garden Reach Shipbuilders & Engineers Ltd.	270,726	3,925,812
GE T&D India Ltd.	925,447	14,258,019
Genus Power Infrastructures Ltd.	769,468	2,264,958
GHCL Ltd.	908,812	6,025,571
Gillette India Ltd.	68,866	6,205,781
Gland Pharma Ltd.(b)	378,403	6,743,445
GlaxoSmithKline Pharmaceuticals Ltd.	394,048	11,191,794
Glenmark Pharmaceuticals Ltd.	1,419,110	20,821,178
Global Health Ltd., NVS(a)	664,536	8,755,840
Security	Shares	Value
India (continued)
GMM Pfaudler Ltd.	408,580	$5,185,531
GMR Airports Infrastructure Ltd.(a)	24,291,051	19,433,258
Go Digit General Insurance Ltd.(a)	2,020,047	7,037,542
Godawari Power and Ispat Ltd.	2,195,054	3,937,953
Godfrey Phillips India Ltd.	124,147	7,405,690
Godrej Consumer Products Ltd.	3,688,731	42,521,919
Godrej Industries Ltd.(a)	1,059,277	13,336,562
Godrej Properties Ltd.(a)	1,398,445	31,201,505
Gokaldas Exports Ltd.(a)	520,379	4,860,949
Granules India Ltd.	1,631,680	8,632,794
Graphite India Ltd.	1,067,494	4,799,809
Grasim Industries Ltd.	2,497,427	66,073,270
Great Eastern Shipping Co. Ltd. (The)	1,099,708	10,237,389
Grindwell Norton Ltd.	445,239	7,325,860
Gujarat Fluorochemicals Ltd.	288,004	11,853,282
Gujarat Gas Ltd.	1,732,868	7,357,599
Gujarat Mineral Development Corp. Ltd.	827,464	2,298,864
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,085,628	5,845,230
Gujarat Pipavav Port Ltd.	4,348,067	6,238,576
Gujarat State Fertilizers & Chemicals Ltd.	2,575,139	4,955,737
Gujarat State Petronet Ltd.	2,650,858	8,287,462
Happiest Minds Technologies Ltd.	1,058,660	8,336,954
Havells India Ltd.	2,324,286	37,890,551
HBL Power Systems Ltd.	1,014,302	5,056,898
HCL Technologies Ltd.	8,533,362	154,446,675
HDFC Asset Management Co. Ltd.(b)	847,921	35,312,869
HDFC Bank Ltd.	50,427,464	1,003,720,586
HDFC Life Insurance Co. Ltd.(b)	8,708,618	60,833,170
HEG Ltd.	692,946	2,854,692
Hero MotoCorp Ltd.	1,071,368	45,246,799
HFCL Ltd.	8,062,962	7,348,976
Himadri Speciality Chemical Ltd.	1,730,645	8,122,068
Hindalco Industries Ltd.	11,878,212	86,741,139
Hindustan Aeronautics Ltd., NVS	1,803,743	64,048,095
Hindustan Construction Co. Ltd.(a)	11,544,781	3,140,851
Hindustan Copper Ltd.	2,702,306	6,311,199
Hindustan Petroleum Corp. Ltd.	8,789,582	29,659,462
Hindustan Unilever Ltd.	7,329,729	183,737,805
Home First Finance Co. India Ltd.(b)	492,135	5,753,868
Honasa Consumer Ltd., NVS(a)	1,040,612	2,570,578
Hyundai Motor India Ltd.(a)	1,410,177	27,878,407
ICICI Bank Ltd.	46,613,447	646,631,992
ICICI Lombard General Insurance Co. Ltd.(b)	2,267,030	43,909,868
ICICI Prudential Life Insurance Co. Ltd.(b)	3,386,348	21,408,037
ICICI Securities Ltd.(b)	878,295	8,090,827
IDFC First Bank Ltd.(a)	32,013,291	21,484,693
IFCI Ltd.(a)	6,655,460	3,160,786
IIFL Finance Ltd.	2,014,810	6,989,848
India Cements Ltd. (The)(a)	189,467	550,338
IndiaMART Intermesh Ltd.(b)	341,514	7,701,858
Indian Energy Exchange Ltd.(b)	5,660,275	10,171,692
Indian Hotels Co. Ltd., Class A	8,054,744	66,253,180
Indian Oil Corp. Ltd.	25,063,829	32,725,817
Indian Railway Catering & Tourism Corp. Ltd.	2,315,797	17,850,295
Indraprastha Gas Ltd.	5,754,029	12,548,385
Indus Towers Ltd.(a)	10,827,707	40,252,531
IndusInd Bank Ltd.	5,064,053	57,554,400
Infibeam Avenues Ltd.	11,745,681	2,457,021
Info Edge India Ltd.	703,591	56,548,336
Infosys Ltd.	29,589,683	578,579,879
Inox India Ltd., NVS(a)	216,324	2,382,016
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Inox Wind Ltd.(a)	5,255,305	$9,113,974
Intellect Design Arena Ltd.	974,408	7,451,808
InterGlobe Aviation Ltd.(a)(b)	1,719,981	88,401,154
Ipca Laboratories Ltd.	1,279,678	19,897,863
IRB Infrastructure Developers Ltd., NVS	16,560,744	8,267,017
IRCON International Ltd.(b)	3,457,236	5,648,860
ITC Hotels Ltd.(a)	4,725,519	8,846,332
ITC Ltd.	26,800,414	121,442,772
Jai Balaji Industries Ltd.(a)	1,330,334	1,992,071
Jai Corp. Ltd.	59,478	65,112
Jain Irrigation Systems Ltd.(a)	2,727,982	1,733,719
Jaiprakash Power Ventures Ltd.(a)	32,392,183	4,969,890
Jammu & Kashmir Bank Ltd. (The)	4,163,390	4,542,080
JB Chemicals & Pharmaceuticals Ltd., NVS	523,883	9,869,043
JBM Auto Ltd., NVS	499,588	2,967,622
Jindal Saw Ltd.	2,197,774	6,222,914
Jindal Stainless Ltd.	2,978,125	20,011,207
Jindal Steel & Power Ltd.	3,580,410	35,311,912
Jio Financial Services Ltd., NVS(a)	25,906,066	61,883,935
JK Cement Ltd.	337,845	17,008,804
JK Lakshmi Cement Ltd.	415,986	3,202,108
JK Paper Ltd.	1,181,107	3,900,503
JK Tyre & Industries Ltd.	1,025,061	3,118,484
JM Financial Ltd.	5,273,776	5,603,166
JSW Energy Ltd.	4,034,671	21,522,086
JSW Steel Ltd.	5,853,437	63,982,238
Jubilant Foodworks Ltd.	3,596,520	25,856,571
Jubilant Ingrevia Ltd.	949,897	6,719,896
Jubilant Pharmova Ltd., Class A	756,233	7,844,609
Jupiter Wagons Ltd., NVS	1,526,863	5,122,694
Just Dial Ltd.(a)	388,121	3,746,313
Jyothy Labs Ltd.	1,952,044	7,216,785
Kajaria Ceramics Ltd.	913,097	8,932,091
Kalpataru Projects International Ltd.	1,058,105	10,689,333
Kalyan Jewellers India Ltd.	3,830,971	20,385,664
Kansai Nerolac Paints Ltd.	2,326,903	6,046,832
Karnataka Bank Ltd. (The)	1,734,213	3,343,934
Karur Vysya Bank Ltd. (The)	5,278,222	12,188,834
Kaveri Seed Co. Ltd.	340,396	3,903,795
Kaynes Technology India Ltd., NVS(a)	253,485	12,100,769
KEC International Ltd.	1,392,007	10,986,343
KEI Industries Ltd.	571,319	20,159,874
Kfin Technologies Ltd.	858,781	8,623,712
Kirloskar Brothers Ltd.	204,960	3,752,524
Kirloskar Oil Engines Ltd.	685,205	4,527,040
Kirloskar Pneumatic Co. Ltd., NVS	248,382	2,850,197
Kotak Mahindra Bank Ltd.	9,717,665	212,312,352
KPI Green Energy Ltd.(b)	872,699	3,798,289
KPIT Technologies Ltd.	1,657,698	22,815,096
KPR Mill Ltd.	1,083,056	9,967,820
Krishna Institute of Medical Sciences Ltd.(a)(b)	1,885,463	11,227,182
KSB Ltd.	253,278	1,793,396
L&T Finance Ltd.	7,724,346	11,958,012
Lakshmi Machine Works Ltd.	60,065	9,400,167
Larsen & Toubro Ltd.	6,012,579	218,571,123
Laurus Labs Ltd.(b)	3,313,741	20,043,908
Lemon Tree Hotels Ltd.(a)(b)	6,301,994	8,819,592
LIC Housing Finance Ltd.	2,935,361	16,778,329
Lloyds Engineering Works Ltd., NVS	5,866,137	3,717,021
LT Foods Ltd.	1,397,404	5,450,707
LTIMindtree Ltd.(b)	692,337	37,141,144
Lupin Ltd.	1,993,481	43,528,472
Security	Shares	Value
India (continued)
Macrotech Developers Ltd.	2,688,274	$34,908,539
Mahanagar Gas Ltd.	618,971	8,802,716
Maharashtra Seamless Ltd.	348,773	2,456,705
Mahindra & Mahindra Financial Services Ltd.	5,014,125	15,573,372
Mahindra & Mahindra Ltd.	8,376,454	248,586,835
Mahindra Lifespace Developers Ltd.	936,839	3,407,856
Man Infraconstruction Ltd.	928,181	1,578,723
Manappuram Finance Ltd.	5,142,786	11,877,210
Mankind Pharma Ltd.(a)	1,100,167	28,921,073
Marico Ltd.	4,756,285	32,718,149
Marksans Pharma Ltd.	1,995,624	4,692,900
Maruti Suzuki India Ltd.	1,126,005	154,349,910
Mastek Ltd.	232,704	5,944,932
Max Financial Services Ltd.(a)	2,380,052	27,266,358
Max Healthcare Institute Ltd.	7,080,410	79,433,831
Medplus Health Services Ltd.(a)	582,373	4,769,075
Metropolis Healthcare Ltd.(a)(b)	342,435	6,231,672
Mindspace Business Parks REIT(b)	2,000,943	8,300,584
MOIL Ltd.	677,338	2,259,640
Motherson Sumi Wiring India Ltd.	22,135,618	11,941,781
Motilal Oswal Financial Services Ltd.	1,534,489	10,386,997
Mphasis Ltd.	952,162	24,661,363
MRF Ltd.	20,900	25,231,833
Mrs Bectors Food Specialities Ltd.	300,229	4,538,444
MTAR Technologies Ltd.(a)	295,361	4,358,941
Multi Commodity Exchange of India Ltd.	224,717	12,910,133
Muthoot Finance Ltd.	1,183,526	28,969,900
Narayana Hrudayalaya Ltd.	872,597	14,454,380
Natco Pharma Ltd.	867,940	7,671,068
National Aluminium Co. Ltd.	8,124,748	16,664,297
Nava Ltd.	1,333,846	6,100,658
Navin Fluorine International Ltd.	302,764	13,052,784
NBCC India Ltd.	9,127,721	7,676,822
NCC Ltd./India	4,681,718	9,432,518
Nestle India Ltd., NVS	3,005,088	75,362,199
Netweb Technologies India Ltd., NVS	179,625	3,012,993
Network18 Media & Investments Ltd.(a)	4,183,787	1,985,614
Neuland Laboratories Ltd.	71,346	8,689,127
Newgen Software Technologies Ltd.	620,200	6,677,038
NHPC Ltd., NVS	27,565,474	23,152,135
NIIT Learning Systems Ltd., NVS	848,157	4,080,007
Nippon Life India Asset Management Ltd.(b)	1,781,793	10,510,507
NLC India Ltd.	2,925,019	6,978,616
NMDC Ltd.	27,897,456	20,056,630
NMDC Steel Ltd., NVS(a)	7,722,873	3,156,007
NTPC Ltd.	38,771,614	138,781,192
Nuvama Wealth Management Ltd., NVS	103,488	6,415,900
Nuvoco Vistas Corp. Ltd.(a)	1,221,716	4,395,827
Oberoi Realty Ltd.	1,212,725	20,695,620
Oil & Natural Gas Corp. Ltd.	28,149,618	72,993,201
Oil India Ltd.	4,528,400	17,847,092
Olectra Greentech Ltd.	457,273	5,637,722
One 97 Communications Ltd., NVS(a)	2,633,415	21,688,531
Onesource Specialty Pharma Ltd., NVS(a)	399,873	5,658,303
Oracle Financial Services Software Ltd.	206,056	18,415,246
Orient Cement Ltd.	926,241	3,504,587
Orient Electric Ltd.	1,376,348	3,128,355
Orissa Minerals Development Co. Ltd. (The)(a)	16,179	945,152
Page Industries Ltd.	56,953	26,426,312
Paisalo Digital Ltd.	4,958,518	2,115,236
Patel Engineering Ltd.(a)	3,734,678	1,869,086
PB Fintech Ltd.(a)	3,083,832	51,988,764

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
PCBL Ltd.	1,668,689	$6,886,704
Persistent Systems Ltd., NVS	997,298	60,833,843
Petronet LNG Ltd.	7,105,058	23,120,294
PG Electroplast Ltd.	1,318,842	12,088,894
Phoenix Mills Ltd. (The)	1,849,249	32,838,535
PI Industries Ltd.	720,534	24,893,155
Pidilite Industries Ltd.	1,451,605	44,146,826
Piramal Enterprises Ltd.	1,010,233	10,143,763
Piramal Pharma Ltd., NVS	5,725,308	12,498,603
PNB Housing Finance Ltd.(a)(b)	1,205,636	10,572,651
Poly Medicure Ltd.	346,211	8,053,512
Polycab India Ltd.	483,760	26,185,526
Poonawalla Fincorp Ltd.	2,445,525	7,910,781
Power Finance Corp. Ltd.	13,348,308	56,183,085
Power Grid Corp. of India Ltd.	41,659,659	119,943,217
Praj Industries Ltd.	1,662,002	9,338,826
Prestige Estates Projects Ltd.	1,633,095	21,119,399
Procter & Gamble Health Ltd.	73,345	4,219,504
PTC India Ltd.	2,096,380	3,346,042
Punjab National Bank	20,407,631	20,554,851
PVR Inox Ltd.(a)	725,759	7,531,797
Quess Corp. Ltd.(b)	913,400	6,257,339
Radico Khaitan Ltd.	811,243	19,291,832
Rail Vikas Nigam Ltd.	4,728,552	18,166,861
Railtel Corp. of India Ltd.	1,321,074	4,275,888
Rain Industries Ltd.	2,654,381	3,709,676
Rainbow Children's Medicare Ltd.	449,451	6,375,713
Rajesh Exports Ltd.(a)	750,608	1,373,076
Rallis India Ltd.	1,436,114	3,456,181
Ramco Cements Ltd. (The)	1,126,839	10,727,356
Ramkrishna Forgings Ltd.	860,297	6,396,796
Ratnamani Metals & Tubes Ltd.	124,295	3,500,254
RattanIndia Enterprises Ltd.(a)	4,317,197	2,037,529
RattanIndia Power Ltd.(a)	23,560,616	2,416,859
Raymond Lifestyle Ltd., NVS(a)	348,638	4,329,500
Raymond Ltd.	432,455	6,414,609
RBL Bank Ltd.(b)	4,531,997	8,259,123
REC Ltd.	11,940,817	49,739,017
Redington Ltd.	5,737,643	14,755,846
Relaxo Footwears Ltd.	757,177	3,702,518
Reliance Industries Ltd.	54,203,489	746,814,056
Reliance Infrastructure Ltd.(a)	2,184,317	5,327,145
Reliance Power Ltd.(a)	27,233,356	10,416,257
Religare Enterprises Ltd.(a)	1,308,432	3,380,582
Rhi Magnesita India Ltd.	544,961	2,444,978
RITES Ltd.	1,230,409	2,896,648
Safari Industries India Ltd.	198,019	4,854,173
Sammaan Capital Ltd.	4,975,804	6,322,767
Samvardhana Motherson International Ltd.	29,019,664	39,635,768
Sanofi Consumer Healthcare India Ltd., NVS(a)	103,445	5,381,747
Sanofi India Ltd.	102,685	5,881,017
Sansera Engineering Ltd.(b)	434,315	5,579,561
Sapphire Foods India Ltd.(a)	1,777,907	6,323,864
Sarda Energy & Minerals Ltd., NVS	979,926	5,101,070
Saregama India Ltd.	814,634	4,147,359
SBI Cards & Payment Services Ltd.	2,461,705	23,702,393
SBI Life Insurance Co. Ltd.(b)	4,093,634	67,160,242
Sheela Foam Ltd.(a)	382,158	3,120,888
Shipping Corp. of India Ltd.	1,697,832	2,849,400
Shree Cement Ltd.	86,333	27,013,737
Shree Renuka Sugars Ltd.(a)	8,710,142	2,759,278
Shriram Finance Ltd.	12,848,876	91,146,713
Security	Shares	Value
India (continued)
Shyam Metalics & Energy Ltd.	677,340	$5,533,436
Siemens Ltd.	819,351	43,535,307
SJVN Ltd.	7,501,699	7,273,998
SKF India Ltd.	219,360	9,289,990
Sobha Ltd.	361,267	4,973,329
Solar Industries India Ltd.	248,606	24,909,123
Sona Blw Precision Forgings Ltd.(b)	4,050,293	22,976,752
Sonata Software Ltd.	1,730,084	7,165,741
South Indian Bank Ltd. (The)	15,436,444	4,221,507
SRF Ltd.	1,325,204	42,448,165
Star Health & Allied Insurance Co. Ltd.(a)	2,235,800	9,619,969
State Bank of India	15,937,924	126,133,552
Sterling and Wilson Renewable(a)	1,047,467	3,079,450
Sterlite Technologies Ltd.(a)	2,593,946	2,571,254
Strides Pharma Science Ltd.	833,094	5,914,172
Sumitomo Chemical India Ltd.	1,248,361	6,597,257
Sun Pharmaceutical Industries Ltd.	8,510,208	155,206,831
Sun TV Network Ltd.	1,123,201	7,233,278
Sundaram Finance Ltd.	562,402	29,266,237
Sundram Fasteners Ltd.	874,789	9,361,677
Sunteck Realty Ltd.	683,616	2,867,429
Supreme Industries Ltd.	575,860	22,015,240
Surya Roshni Ltd., NVS	915,486	2,247,854
Suven Pharmaceuticals Ltd.(a)	1,356,027	18,872,438
Suzlon Energy Ltd.(a)	86,283,781	49,398,594
Swan Energy Ltd.	1,043,433	4,901,976
Symphony Ltd.	227,100	2,765,393
Syngene International Ltd.(b)	1,373,786	10,274,558
Syrma SGS Technology Ltd.	626,978	2,984,553
Tanla Platforms Ltd.	738,778	3,708,012
Tata Chemicals Ltd.	1,285,945	11,472,923
Tata Communications Ltd.	1,031,355	16,018,544
Tata Consultancy Services Ltd.	8,084,985	323,242,089
Tata Consumer Products Ltd.	5,355,889	59,269,719
Tata Elxsi Ltd.	315,914	19,604,528
Tata Investment Corp. Ltd.	118,493	8,213,515
Tata Motors Ltd.	18,090,308	129,132,834
Tata Power Co. Ltd. (The)	14,099,536	54,965,850
Tata Steel Ltd.	67,260,872	106,242,411
Tata Teleservices Maharashtra Ltd.(a)	5,182,365	3,550,616
TeamLease Services Ltd.(a)	124,768	2,785,266
Tech Mahindra Ltd.	4,866,924	83,304,106
Techno Electric & Engineering Co. Ltd.	491,763	5,516,079
Tejas Networks Ltd.(a)(b)	740,878	6,062,194
Texmaco Rail & Engineering Ltd.	2,015,808	3,010,257
Thermax Ltd.	337,854	12,586,081
Tilaknagar Industries Ltd.	1,244,448	3,177,221
Timken India Ltd.	273,947	7,769,319
Titagarh Rail System Ltd.	771,387	6,196,514
Titan Co. Ltd.	3,177,304	112,312,008
Torrent Pharmaceuticals Ltd.	1,053,822	35,600,065
Torrent Power Ltd.	1,561,658	22,685,278
Transformers & Rectifiers India Ltd.	848,295	3,772,135
Trent Ltd.	1,650,785	92,038,154
Trident Ltd.	16,017,169	4,752,854
Triveni Turbine Ltd.	1,324,735	7,416,569
TTK Prestige Ltd.	647,945	4,641,387
Tube Investments of India Ltd.	992,584	28,054,300
TVS Holdings Ltd.	24,389	2,288,670
TVS Motor Co. Ltd.	2,216,502	56,610,453
Ujjivan Small Finance Bank Ltd.(b)	9,585,605	3,539,063
UltraTech Cement Ltd.	1,037,928	120,605,612
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Union Bank of India Ltd.	13,292,760	$17,185,931
United Spirits Ltd.	2,843,574	41,852,701
UNO Minda Ltd.	1,817,956	17,229,317
UPL Ltd.	4,102,514	29,783,902
Usha Martin Ltd.	1,381,636	4,695,025
UTI Asset Management Co. Ltd.	561,081	6,053,922
VA Tech Wabag Ltd.(a)	462,577	6,934,420
Valor Estate Ltd.(a)	1,278,968	1,816,134
Vardhman Textiles Ltd.	1,372,473	5,978,982
Varun Beverages Ltd.	11,981,643	59,707,103
Vedant Fashions Ltd.	422,201	4,084,781
Vedanta Ltd.	12,316,604	56,019,493
Vesuvius India Ltd.	43,925	2,006,036
V-Guard Industries Ltd.	2,247,004	7,946,350
Vinati Organics Ltd.	348,470	6,084,611
VIP Industries Ltd.	835,377	2,898,567
V-Mart Retail Ltd.(a)	127,622	4,375,853
Vodafone Idea Ltd.(a)	219,986,425	19,107,074
Voltamp Transformers Ltd.	59,318	4,281,002
Voltas Ltd.	2,048,546	31,021,153
Waaree Renewable Technologies Ltd., NVS	282,429	2,683,320
Welspun Corp. Ltd.	1,368,781	11,596,450
Welspun Living Ltd.	3,423,929	4,206,563
Westlife Foodworld Ltd.(a)	723,915	5,661,407
Whirlpool of India Ltd.	590,107	6,289,324
Wipro Ltd.	23,406,112	74,750,272
Wockhardt Ltd.(a)	647,941	8,608,033
Wonderla Holidays Ltd.	68,444	501,442
Yes Bank Ltd.(a)	127,074,646	24,451,017
Zee Entertainment Enterprises Ltd.	6,796,911	7,274,349
Zen Technologies Ltd.	453,184	5,458,567
Zensar Technologies Ltd.	1,292,176	10,979,381
ZF Commercial Vehicle Control Systems India Ltd.	65,391	8,203,690
Zomato Ltd.(a)	64,227,163	164,043,016
Zydus Lifesciences Ltd.	2,193,587	22,051,359
		14,702,311,348
Indonesia — 1.3%
Adaro Energy Indonesia Tbk PT	123,920,600	15,526,886
AKR Corporindo Tbk PT	114,323,200	8,557,186
Amman Mineral Internasional PT(a)	60,342,328	23,874,372
Aneka Tambang Tbk	82,281,543	7,892,173
Aspirasi Hidup Indonesia Tbk PT	75,138,800	2,924,372
Astra Agro Lestari Tbk PT	6,457,700	2,103,232
Astra International Tbk PT	180,414,800	49,336,888
Bank Aladin Syariah Tbk PT(a)	53,678,600	2,590,041
Bank Central Asia Tbk PT	498,578,100	254,073,220
Bank Jago Tbk PT(a)	38,562,100	4,092,407
Bank Mandiri Persero Tbk PT	335,462,500	93,922,483
Bank Negara Indonesia Persero Tbk PT	134,422,900	32,819,768
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,393,319	273,779
Bank Rakyat Indonesia Persero Tbk PT	602,085,095	123,422,273
Bank Tabungan Negara Persero Tbk PT	55,323,076	2,796,308
Barito Pacific Tbk PT	234,101,788	11,112,382
BFI Finance Indonesia Tbk PT	82,384,300	4,183,423
Bukalapak.com PT Tbk(a)	619,662,700	4,983,153
Bukit Asam Tbk PT	42,281,500	6,623,232
Bumi Resources Minerals Tbk PT(a)	533,205,900	11,445,104
Bumi Resources Tbk PT(a)	968,460,200	5,503,224
Bumi Serpong Damai Tbk PT(a)	97,632,100	4,887,494
Chandra Asri Pacific Tbk PT	70,300,033	28,408,337
Security	Shares	Value
Indonesia (continued)
Charoen Pokphand Indonesia Tbk PT	71,246,900	$18,005,097
Ciputra Development Tbk PT	103,932,327	4,987,921
ESSA Industries Indonesia Tbk PT	81,094,600	3,577,280
GoTo Gojek Tokopedia Tbk PT(a)	8,147,119,300	36,986,460
Hanson International Tbk PT(a)(d)	783,666,700	—
Harum Energy Tbk PT(a)	30,843,700	1,292,905
Indah Kiat Pulp & Paper Tbk PT	26,030,100	7,389,321
Indika Energy Tbk PT	16,450,900	1,324,605
Indo Tambangraya Megah Tbk PT	4,354,700	6,224,752
Indocement Tunggal Prakarsa Tbk PT	15,124,000	4,111,311
Indofood CBP Sukses Makmur Tbk PT	21,736,800	13,700,215
Indofood Sukses Makmur Tbk PT	40,081,500	17,224,408
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	53,531,000	1,791,900
Inti Agri Resources Tbk PT(a)(d)	291,349,000	—
Japfa Comfeed Indonesia Tbk PT	58,305,200	6,564,588
Jasa Marga Persero Tbk PT	24,070,380	5,168,308
Kalbe Farma Tbk PT	186,882,300	12,173,274
Medco Energi Internasional Tbk PT	76,679,880	4,644,826
Medikaloka Hermina Tbk PT	50,940,400	4,193,827
Merdeka Copper Gold Tbk PT(a)	103,554,885	8,778,120
Mitra Adiperkasa Tbk PT	101,066,500	8,763,783
Mitra Keluarga Karyasehat Tbk PT	16,491,679	2,341,444
Pabrik Kertas Tjiwi Kimia Tbk PT	15,688,900	4,457,390
Pakuwon Jati Tbk PT	210,760,600	4,789,206
Panin Financial Tbk PT(a)	184,468,700	3,454,264
Perusahaan Gas Negara Tbk PT	99,677,000	9,065,860
Pool Advista Indonesia Tbk PT(a)(d)	12,679,400	—
Sarana Menara Nusantara Tbk PT	215,589,200	6,768,021
Semen Indonesia Persero Tbk PT	31,575,909	4,443,976
Sugih Energy Tbk PT(a)(d)	27,492,211	—
Sumber Alfaria Trijaya Tbk PT	164,253,100	21,794,742
Summarecon Agung Tbk PT	137,249,241	3,099,721
Telkom Indonesia Persero Tbk PT	446,258,100	63,873,945
Trada Alam Minera Tbk PT(a)(d)	280,960,700	—
Transcoal Pacific Tbk PT	11,418,800	4,666,005
United Tractors Tbk PT	14,349,600	19,372,608
Waskita Karya Persero Tbk PT(a)(d)	135,029,644	911,880
XL Axiata Tbk PT	44,278,300	5,905,481
		1,023,199,181
Kuwait — 0.9%
Agility Public Warehousing Co. KSC	14,034,219	12,379,917
Al Ahli Bank of Kuwait KSCP	11,586,462	12,131,652
Arabi Group Holding KSC(a)	2,201,842	2,829,157
Arzan Financial Group for Financing & Investment KPSC	4,571,961	4,410,633
Boubyan Bank KSCP	13,622,738	29,552,698
Boubyan Petrochemicals Co. KSCP	4,551,826	10,452,445
Boursa Kuwait Securities Co. KPSC	662,358	6,121,826
Burgan Bank SAK	4,891,959	3,573,743
Commercial Real Estate Co. KSC	6,223,196	3,836,986
Gulf Bank KSCP	16,760,304	18,629,873
Gulf Cable & Electrical Industries Co. KSCP	1,074,638	6,849,991
Humansoft Holding Co. KSC	929,793	7,720,683
Jazeera Airways Co. KSCP(a)	1,067,343	3,292,679
Kuwait Finance House KSCP	89,118,349	230,866,723
Kuwait International Bank KSCP	10,293,872	7,165,155
Kuwait Projects Co. Holding KSCP(a)	21,625,506	6,923,592
Kuwait Real Estate Co. KSC	8,399,284	8,885,050
Mabanee Co. KPSC	6,821,611	18,263,102
Mobile Telecommunications Co. KSCP	17,034,619	27,066,460
National Bank of Kuwait SAKP	69,139,001	230,429,614
National Industries Group Holding SAK	20,466,090	18,124,316

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Kuwait (continued)
National Investments Co. KSCP	4,633,303	$4,033,734
National Real Estate Co. KPSC(a)	11,039,777	3,041,389
Salhia Real Estate Co. KSCP	5,259,279	7,133,823
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	6,716,064	3,369,990
Warba Bank KSCP(a)	18,750,809	14,562,137
		701,647,368
Luxembourg — 0.0%
Zabka Group SA(a)	2,705,330	14,929,227
Malaysia — 1.6%
AFFIN Bank Bhd	4,267,700	2,727,852
Alliance Bank Malaysia Bhd	9,512,900	11,205,467
AMMB Holdings Bhd	19,930,700	25,750,862
Axiata Group Bhd(c)	25,733,700	12,077,222
Bermaz Auto Bhd	202,700	47,321
British American Tobacco Malaysia Bhd(c)	1,618,000	2,436,518
Bursa Malaysia Bhd	6,284,000	11,240,202
Carlsberg Brewery Malaysia Bhd	1,954,500	8,190,286
CELCOMDIGI Bhd(c)	33,327,000	27,588,871
Chin Hin Group Bhd, NVS(a)(c)	11,491,300	5,330,418
CIMB Group Holdings Bhd	71,777,100	126,065,293
CTOS Digital Bhd(c)	15,168,800	3,889,314
D&O Green Technologies Bhd	6,535,600	1,692,610
Dialog Group Bhd(c)	32,609,796	11,580,062
DRB-Hicom Bhd	3,270,200	506,733
Fraser & Neave Holdings Bhd	1,577,500	8,837,535
Frontken Corp. Bhd(c)	13,483,900	11,357,363
Gamuda Bhd	40,596,200	39,800,933
Gas Malaysia Bhd	1,194,700	1,108,360
Genting Bhd(c)	18,014,600	13,312,363
Genting Malaysia Bhd	26,039,200	11,119,611
Greatech Technology Bhd(a)	9,938,600	3,739,201
Hartalega Holdings Bhd(c)	14,408,600	7,283,748
Heineken Malaysia Bhd	1,496,300	8,945,946
Hibiscus Petroleum Bhd	2,150,420	758,379
Hong Leong Bank Bhd	6,052,400	29,095,823
IGB Real Estate Investment Trust	14,117,800	7,157,543
IHH Healthcare Bhd	19,616,200	32,748,614
IJM Corp. Bhd	22,964,600	10,857,725
Inari Amertron Bhd	25,154,000	11,759,260
IOI Corp. Bhd	22,823,600	19,903,964
IOI Properties Group Bhd	13,276,400	5,691,754
Kossan Rubber Industries Bhd	13,065,100	5,222,840
KPJ Healthcare Bhd	17,225,400	9,166,383
Kuala Lumpur Kepong Bhd	4,712,800	21,785,866
Malayan Banking Bhd	48,204,200	115,889,346
Malaysian Pacific Industries Bhd	978,300	4,053,936
Malaysian Resources Corp. Bhd	33,628,100	3,370,331
Maxis Bhd(c)	22,224,100	17,259,079
MBSB Bhd	36,711,300	5,853,480
Mega First Corp. Bhd	8,437,400	7,855,198
MISC Bhd	12,499,100	20,463,882
MR DIY Group M Bhd(b)	26,150,250	8,106,742
My EG Services Bhd	52,844,700	10,413,360
Nationgate Holdings Bhd, NVS	10,599,900	4,435,164
Nestle Malaysia Bhd	579,200	10,979,008
Pentamaster Corp. Bhd(c)	7,436,300	5,167,679
Petronas Chemicals Group Bhd	24,154,500	20,196,567
Petronas Dagangan Bhd	2,744,600	11,815,335
Petronas Gas Bhd	7,287,800	28,579,608
PPB Group Bhd	6,588,920	15,864,284
Security	Shares	Value
Malaysia (continued)
Press Metal Aluminium Holdings Bhd	33,938,300	$38,550,312
Public Bank Bhd	126,815,100	129,014,195
QL Resources Bhd	17,922,365	19,509,425
RHB Bank Bhd	11,541,166	17,880,764
Sam Engineering & Equipment M Bhd	1,076,200	878,322
Scientex Bhd	9,133,500	7,525,179
SD Guthrie Bhd	19,126,800	21,742,545
Sime Darby Bhd(c)	24,470,100	12,032,654
Sime Darby Property Bhd(c)	37,497,800	11,832,642
SP Setia Bhd Group	22,144,800	6,689,164
Sports Toto Bhd	9,029,629	2,974,571
Sunway Bhd	21,896,100	22,662,814
Sunway REIT	25,443,700	10,619,570
Supermax Corp. Bhd.(a)	19,908,032	3,397,405
Telekom Malaysia Bhd	9,710,300	14,881,350
Tenaga Nasional Bhd	25,709,400	78,532,432
TIME dotCom Bhd	13,119,800	15,034,409
Top Glove Corp. Bhd(a)	46,035,000	9,367,320
UEM Sunrise Bhd	15,453,400	3,115,263
United Plantations Bhd	2,223,600	11,420,709
UWC Bhd(a)(c)	4,926,300	2,772,312
ViTrox Corp. Bhd(c)	7,662,600	5,347,944
VS Industry Bhd	34,564,850	7,548,924
Yinson Holdings Bhd	16,688,460	8,414,350
YTL Corp. Bhd	30,703,800	13,045,816
YTL Power International Bhd(c)	23,266,400	16,610,713
		1,291,686,345
Mexico — 1.8%
Alfa SAB de CV, Class A	30,094,949	25,755,092
Alsea SAB de CV	4,883,559	10,646,700
America Movil SAB de CV, Series B, Class B(c)	155,818,062	110,757,122
Arca Continental SAB de CV	4,292,438	44,334,030
Banco del Bajio SA(b)	7,219,559	16,245,237
Bolsa Mexicana de Valores SAB de CV	3,827,578	6,791,465
Cemex SAB de CV, NVS	134,115,350	82,411,057
Coca-Cola Femsa SAB de CV	4,599,800	40,955,989
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	8,623,759	5,588,619
Corp Inmobiliaria Vesta SAB de CV	6,634,610	15,529,390
FIBRA Macquarie Mexico(b)	10,892,420	16,714,359
Fibra Uno Administracion SA de CV	26,495,239	28,733,039
Fomento Economico Mexicano SAB de CV	15,988,674	150,124,268
GCC SAB de CV	1,641,257	16,056,435
Genomma Lab Internacional SAB de CV, Class B	8,394,024	10,565,019
Gentera SAB de CV	11,089,264	15,387,069
Gruma SAB de CV, Class B	1,700,980	29,371,159
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,600,020	24,994,549
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,513,014	66,219,818
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,635,977	44,221,682
Grupo Bimbo SAB de CV, Series A, Class A	12,041,744	32,298,402
Grupo Carso SAB de CV, Series A1, Class A1	5,073,036	29,388,265
Grupo Comercial Chedraui SA de CV	2,636,840	15,094,414
Grupo Financiero Banorte SAB de CV, Class O	23,017,796	162,201,886
Grupo Financiero Inbursa SAB de CV, Class O(a)	18,246,206	42,237,739
Grupo Mexico SAB de CV, Series B, Class B	27,665,401	130,062,650
Grupo Televisa SAB, CPO	21,475,156	8,358,531
Industrias Penoles SAB de CV(a)	1,751,660	26,798,165
Kimberly-Clark de Mexico SAB de CV, Class A	12,790,539	19,129,180
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
La Comer SAB de CV	5,711,296	$9,330,803
Megacable Holdings SAB de CV, CPO	2,049,000	4,421,190
Operadora De Sites Mexicanos SAB de CV, Class A1(c)	13,065,995	7,348,589
Orbia Advance Corp. SAB de CV	8,588,963	5,967,227
Prologis Property Mexico SA de CV	10,333,706	32,684,355
Promotora y Operadora de Infraestructura SAB de CV	1,864,300	18,567,717
Qualitas Controladora SAB de CV	1,847,278	17,795,127
Regional SAB de CV	2,226,147	14,368,038
Wal-Mart de Mexico SAB de CV	44,979,116	119,001,865
		1,456,456,241
Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	1,495,938	19,073,210
Credicorp Ltd.	605,850	110,882,667
Intercorp Financial Services Inc.	206,312	6,610,236
Southern Copper Corp.	790,804	70,326,200
		206,892,313
Philippines — 0.5%
ACEN Corp.	48,031,541	2,548,988
Alliance Global Group Inc.	41,712,200	4,675,248
Ayala Corp.	2,322,305	22,168,988
Ayala Land Inc.	63,376,340	23,749,301
Bank of the Philippine Islands	18,116,428	38,830,401
BDO Unibank Inc.	22,040,785	57,009,402
Bloomberry Resorts Corp.(a)	47,635,400	2,621,491
Century Pacific Food Inc.	10,771,000	7,503,529
Converge Information and Communications Technology Solutions Inc.	21,378,900	5,727,682
D&L Industries Inc.	36,433,100	3,455,310
DigiPlus Interactive Corp.	11,487,800	6,894,364
DMCI Holdings Inc.	39,034,800	7,538,729
GT Capital Holdings Inc.	923,340	8,110,449
International Container Terminal Services Inc.	9,419,540	56,816,918
JG Summit Holdings Inc.	28,964,701	7,947,623
Jollibee Foods Corp.	4,440,560	19,694,133
Manila Electric Co.	2,048,360	17,307,348
Manila Water Co. Inc.	13,407,000	6,935,552
Megaworld Corp.	122,223,200	3,673,415
Metropolitan Bank & Trust Co.	16,578,703	20,517,281
PLDT Inc.	681,545	15,640,713
Puregold Price Club Inc.	10,351,150	4,962,055
Robinsons Land Corp.	24,470,513	5,057,824
Semirara Mining & Power Corp., Class A	8,467,300	5,453,354
SM Investments Corp.	1,994,172	26,373,501
SM Prime Holdings Inc.	95,808,896	36,941,842
Universal Robina Corp.	8,541,770	9,781,404
Wilcon Depot Inc.	13,849,600	1,889,726
		429,826,571
Poland — 1.1%
Alior Bank SA	842,252	19,817,450
Allegro.eu SA (a)(b)(c)	5,236,101	36,221,677
AmRest Holdings SE(c)	845,211	3,477,127
Asseco Poland SA	567,328	19,427,659
Bank Handlowy w Warszawie SA	283,452	7,637,855
Bank Millennium SA(a)(c)	6,637,674	19,054,580
Bank Polska Kasa Opieki SA	1,664,686	70,404,290
Benefit Systems SA	18,718	13,419,082
Budimex SA	121,589	16,348,563
CCC SA(a)	421,598	19,750,872
CD Projekt SA(c)	592,826	32,639,732
Security	Shares	Value
Poland (continued)
Cyfrowy Polsat SA(a)(c)	2,463,539	$8,472,997
Dino Polska SA(a)(b)(c)	440,304	54,095,432
Enea SA(a)	2,852,739	9,689,785
Grupa Azoty SA(a)(c)	522,504	2,653,358
Grupa Kety SA	60,016	11,961,380
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	560,421	3,472,692
KGHM Polska Miedz SA	1,245,979	39,913,560
KRUK SA	172,585	17,499,848
LPP SA	10,303	46,546,556
mBank SA(a)(c)	144,999	26,796,816
Orange Polska SA	5,763,264	11,747,366
ORLEN SA	5,034,737	78,592,871
Pepco Group NV(a)(c)	1,466,092	6,099,684
PGE Polska Grupa Energetyczna SA(a)	8,176,601	14,494,377
Powszechna Kasa Oszczednosci Bank Polski SA	7,854,368	134,337,074
Powszechny Zaklad Ubezpieczen SA	5,338,909	71,386,823
Santander Bank Polska SA	345,285	44,791,644
Tauron Polska Energia SA(a)(c)	10,563,688	11,523,483
XTB SA(b)	444,268	7,264,028
		859,538,661
Qatar — 0.8%
Al Meera Consumer Goods Co. QSC	1,445,245	5,833,405
Baladna	11,276,436	3,871,495
Barwa Real Estate Co.	16,140,501	12,626,478
Commercial Bank PSQC (The)	30,884,851	38,317,113
Doha Bank QPSC	16,407,993	8,745,988
Dukhan Bank	12,198,928	12,307,881
Estithmar Holding QPSC(a)	9,843,676	5,650,502
Gulf International Services QSC	9,147,989	8,285,396
Industries Qatar QSC	13,805,277	50,115,604
Masraf Al Rayan QSC	52,568,097	33,516,635
Mesaieed Petrochemical Holding Co.	47,534,195	18,631,665
Ooredoo QPSC	7,119,475	24,301,683
Qatar Aluminum Manufacturing Co.	27,957,768	9,658,201
Qatar Electricity & Water Co. QSC	4,747,205	19,317,811
Qatar Fuel QSC	3,843,130	15,153,392
Qatar Gas Transport Co. Ltd.	23,295,398	28,764,091
Qatar International Islamic Bank QSC	9,572,494	28,078,300
Qatar Islamic Bank QPSC	16,233,242	92,777,010
Qatar National Bank QPSC	42,425,494	193,169,027
Qatar Navigation QSC	6,951,544	20,123,418
United Development Co. QSC	22,602,410	6,469,891
Vodafone Qatar QSC	27,372,995	14,646,199
		650,361,185
Russia — 0.0%
Aeroflot PJSC(a)(d)	12,448,217	1,393
Alrosa PJSC(a)(d)	22,555,750	2,524
Credit Bank of Moscow PJSC(a)(d)	131,641,331	14,729
Detsky Mir PJSC(a)(b)(d)	5,639,776	631
Federal Grid Co. Rosseti PJSC(a)(d)	2,175,770,000	243
Mobile TeleSystems PJSC(a)(d)	7,617,292	852
Moscow Exchange MICEX-RTS PJSC(a)(d)	12,320,031	1,378
Ozon Holdings PLC, ADR(a)(d)	453,223	51
PhosAgro PJSC, GDR(a)(d)(f)	1	—
PhosAgro PJSC, New(a)(d)	7,905	79
Polyus PJSC(a)(d)	290,787	33
Ros Agro PLC, GDR(a)(d)(f)	300,309	34
Rosneft Oil Co. PJSC(a)(d)	9,721,202	1,088
Sberbank of Russia PJSC(a)(d)	91,862,230	10,279
Segezha Group PJSC(a)(b)(d)	34,454,100	3,855

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Russia (continued)
Severstal PAO(a)(d)	1,835,503	$205
Sistema AFK PAO(a)(d)	30,748,700	3,440
Sovcomflot PJSC(a)(d)	4,464,400	499
TCS Group Holding PLC, GDR(a)(d)(f)	1,042,828	117
United Co. RUSAL International PJSC(a)(d)	26,465,860	2,961
VK Co. Ltd.(a)(d)(f)	956,753	107
VTB Bank PJSC(a)(d)	5,137,107	1
X5 Retail Group NV, GDR(a)(d)(f)	1,023,928	115
		44,614
Saudi Arabia — 4.1%
Abdullah Al Othaim Markets Co.	4,136,052	11,227,104
ACWA Power Co.	1,313,665	130,043,587
Ades Holding Co.	2,886,314	13,216,175
Advanced Petrochemical Co.(a)	1,194,017	8,532,559
Al Babtain Power & Telecommunication Co.	284,573	3,455,669
Al Hammadi Holding	758,549	8,758,012
Al Jouf Agricultural Development Co.	145,037	2,104,982
Al Masane Al Kobra Mining Co.	585,506	9,742,128
Al Moammar Information Systems Co.(a)	211,870	7,739,698
Al Rajhi Bank	17,367,189	462,228,367
Al Rajhi Co. for Co-operative Insurance(a)	359,088	15,950,643
Al-Dawaa Medical Services Co.	201,895	3,924,175
Aldrees Petroleum and Transport Services Co.	449,653	17,224,306
Alinma Bank	10,629,601	85,885,459
AlKhorayef Water & Power Technologies Co.(a)	159,406	6,936,794
Almarai Co. JSC	4,307,700	65,162,808
Almunajem Foods Co.	180,631	4,534,255
Alujain Corp.(a)	573,862	5,125,671
Arab National Bank	7,985,080	46,046,833
Arabian Cement Co./Saudi Arabia	843,579	5,657,151
Arabian Centres Co.(b)	2,094,790	11,657,061
Arabian Contracting Services Co.(a)	186,941	7,313,375
Arabian Internet & Communications Services Co.	206,430	17,579,381
Arriyadh Development Co.	1,538,188	13,434,766
Astra Industrial Group	386,239	18,908,749
Bank AlBilad	5,552,659	56,292,434
Bank Al-Jazira(a)	4,350,915	20,582,317
Banque Saudi Fransi	11,058,958	50,380,694
BinDawood Holding Co.	1,638,265	2,900,981
Bupa Arabia for Cooperative Insurance Co.	751,619	34,150,835
Catrion Catering Holding Co.	429,739	15,558,817
City Cement Co.	1,002,208	5,172,233
Co. for Cooperative Insurance (The)	689,848	26,683,233
Dallah Healthcare Co.	340,548	13,094,158
Dar Al Arkan Real Estate Development Co.(a)	4,504,063	21,451,149
Dr Sulaiman Al Habib Medical Services Group Co.	784,154	58,670,936
East Pipes Integrated Co. for Industry, NVS	117,952	5,128,842
Eastern Province Cement Co.	686,759	6,217,425
Electrical Industries Co.	5,357,304	9,928,076
Elm Co.	218,161	61,884,148
Emaar Economic City(a)	1,937,133	8,367,745
Etihad Atheeb Telecommunication Co.	171,855	4,524,959
Etihad Etisalat Co.	3,430,717	56,716,650
First Milling Co., NVS	160,924	2,717,617
Herfy Food Services Co.(a)	387,517	2,480,063
Jahez International Co.(a)	948,135	9,076,086
Jamjoom Pharmaceuticals Factory Co., NVS	191,426	8,881,456
Jarir Marketing Co.	4,912,166	16,566,259
Leejam Sports Co. JSC	275,308	11,818,945
Lumi Rental Co.(a)	168,253	3,420,668
Security	Shares	Value
Saudi Arabia (continued)
Maharah Human Resources Co.	2,165,374	$3,728,570
Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (The)(a)	467,391	3,254,851
Middle East Healthcare Co.(a)	393,205	8,040,119
Middle East Paper Co.(a)	516,045	4,705,524
Mobile Telecommunications Co. Saudi Arabia	3,698,294	10,695,555
Mouwasat Medical Services Co.	889,827	20,090,937
Nahdi Medical Co.	315,155	9,895,050
National Agriculture Development Co. (The)(a)	1,497,578	10,072,027
National Co. for Learning & Education	99,896	4,576,203
National Gas & Industrialization Co.	468,536	12,893,018
National Industrialization Co.(a)	3,077,904	7,618,814
National Medical Care Co.	242,869	11,047,562
Perfect Presentation For Commercial Services Co., NVS(a)	888,208	3,323,568
Qassim Cement Co. (The)	563,562	7,753,993
Retal Urban Development Co., NVS	1,964,078	8,421,293
Riyad Bank	12,992,784	102,109,334
SABIC Agri-Nutrients Co.	2,047,947	59,095,849
Sahara International Petrochemical Co.	3,018,276	17,206,460
SAL Saudi Logistics Services	216,020	14,096,083
Saudi Advanced Industries Co.	295,325	2,786,363
Saudi Arabian Mining Co.(a)	11,536,941	140,137,026
Saudi Arabian Oil Co.(b)	51,915,340	375,245,373
Saudi Aramco Base Oil Co.	402,191	11,080,365
Saudi Automotive Services Co.	315,087	6,091,487
Saudi Awwal Bank	8,971,259	85,059,082
Saudi Basic Industries Corp.	8,020,945	132,602,349
Saudi Cement Co.	727,737	8,014,169
Saudi Ceramic Co.(a)	667,849	5,029,956
Saudi Chemical Co. Holding	3,671,024	9,059,234
Saudi Electricity Co.	7,141,007	31,655,627
Saudi Ground Services Co.	897,975	12,385,684
Saudi Industrial Investment Group	2,989,032	13,296,075
Saudi Investment Bank (The)	5,432,796	20,927,132
Saudi Kayan Petrochemical Co.(a)	6,100,173	9,879,801
Saudi National Bank (The)	26,209,453	244,777,862
Saudi Paper Manufacturing Co.	143,098	2,514,508
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	690,460	5,512,538
Saudi Real Estate Co.(a)	2,148,509	14,784,887
Saudi Research & Media Group(a)	349,011	19,083,179
Saudi Steel Pipe Co.	189,366	3,333,628
Saudi Tadawul Group Holding Co.	443,566	24,986,555
Saudi Telecom Co.	17,824,323	215,062,959
Saudia Dairy & Foodstuff Co.	178,879	14,786,148
Savola Group (The)(a)	1,330,706	12,614,084
Seera Group Holding(a)	1,669,817	10,521,684
Southern Province Cement Co.	728,526	6,192,971
Theeb Rent A Car Co.	349,512	6,915,124
United Electronics Co.	461,326	12,011,412
United International Transportation Co.	509,219	10,650,872
Yamama Cement Co.	1,296,206	12,475,572
Yanbu Cement Co.	1,028,825	6,216,349
Yanbu National Petrochemical Co.	2,286,194	21,271,471
		3,320,642,770
South Africa — 3.1%
Absa Group Ltd.	7,529,959	75,250,166
AECI Ltd.	1,455,826	7,391,955
African Rainbow Minerals Ltd.	1,120,147	8,128,014
Anglo American Platinum Ltd.	739,338	22,182,078
Anglogold Ashanti PLC, NVS	4,463,449	127,834,325
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Aspen Pharmacare Holdings Ltd.	3,176,611	$27,725,311
AVI Ltd.	2,629,074	13,124,292
Barloworld Ltd.	1,745,996	9,543,021
Bid Corp. Ltd.	2,978,914	71,707,284
Bidvest Group Ltd. (The)	2,922,677	38,360,331
Capitec Bank Holdings Ltd.	779,984	128,176,890
Clicks Group Ltd.	2,168,261	39,931,464
Coronation Fund Managers Ltd.	3,112,094	6,395,511
DataTec Ltd.	2,201,136	5,587,023
Dis-Chem Pharmacies Ltd.(b)	4,549,288	7,941,194
Discovery Ltd.	4,838,242	53,512,870
DRDGOLD Ltd.	5,607,496	6,057,672
Equites Property Fund Ltd.	9,821,586	7,296,635
Exxaro Resources Ltd.	2,105,651	17,339,231
FirstRand Ltd.	44,611,345	167,487,761
Fortress Real Estate Investments Ltd., Series B, Class B	12,512,665	13,168,058
Foschini Group Ltd. (The)	2,978,958	21,626,503
Gold Fields Ltd.	7,981,928	140,941,573
Grindrod Ltd.	7,451,008	5,225,544
Growthpoint Properties Ltd.	32,041,341	21,808,604
Harmony Gold Mining Co. Ltd.	5,158,424	50,742,193
Hyprop Investments Ltd.(c)	3,920,488	8,947,346
Impala Platinum Holdings Ltd.(a)	8,073,089	38,174,985
Investec Ltd.	2,547,899	16,310,679
JSE Ltd.	1,107,264	7,307,587
Kumba Iron Ore Ltd.	518,289	10,337,191
Life Healthcare Group Holdings Ltd.	13,035,580	10,290,514
Momentum Group Ltd.	10,801,498	17,532,950
Motus Holdings Ltd.	1,538,166	7,411,348
Mr. Price Group Ltd.	2,394,590	30,989,533
MTN Group Ltd.	15,043,106	94,031,713
MultiChoice Group(a)	2,299,166	13,031,884
Naspers Ltd., Class N	1,506,229	357,567,942
Nedbank Group Ltd.	4,025,871	60,207,320
NEPI Rockcastle NV	5,281,541	37,967,251
Netcare Ltd.	11,061,001	7,980,947
Ninety One Ltd.	2,594,237	4,528,476
Northam Platinum Holdings Ltd.	3,021,171	15,757,344
Oceana Group Ltd.	821,970	2,557,728
Old Mutual Ltd.	43,558,762	29,473,753
Omnia Holdings Ltd.	1,560,237	5,327,822
OUTsurance Group Ltd., NVS	7,305,717	27,871,837
Pepkor Holdings Ltd.(b)	20,158,751	27,786,969
Pick n Pay Stores Ltd.(a)	5,332,599	8,023,125
Redefine Properties Ltd.	59,601,148	13,982,875
Reinet Investments SCA	1,255,480	30,776,371
Remgro Ltd.	4,336,766	34,218,961
Resilient REIT Ltd.(c)	4,709,049	14,912,408
Reunert Ltd.	2,040,836	6,988,582
Sanlam Ltd.	15,867,935	73,190,956
Santam Ltd.	281,376	6,065,901
Sappi Ltd.	5,245,610	11,399,173
Sasol Ltd.	5,076,882	21,830,454
Shoprite Holdings Ltd.	4,455,509	64,838,259
Sibanye Stillwater Ltd.(a)	25,009,087	19,245,325
SPAR Group Ltd. (The)(a)	1,652,372	11,753,832
Standard Bank Group Ltd.	11,669,450	135,384,244
Super Group Ltd./South Africa	4,551,680	6,376,244
Telkom SA SOC Ltd.(a)	3,335,714	6,416,875
Thungela Resources Ltd.	1,221,764	7,238,422
Tiger Brands Ltd.	1,448,060	20,931,471
Security	Shares	Value
South Africa (continued)
Truworths International Ltd.	3,233,271	$13,560,384
Vodacom Group Ltd.	5,435,547	34,344,641
Vukile Property Fund Ltd.	12,048,667	11,359,620
We Buy Cars Holdings Ltd.	2,551,281	6,123,893
Wilson Bayly Holmes-Ovcon Ltd.	707,818	7,096,930
Woolworths Holdings Ltd./South Africa	8,163,383	25,278,858
		2,517,216,426
South Korea — 9.2%
ABLBio Inc.(a)	324,786	9,056,648
Advanced Nano Products Co. Ltd.(a)	88,061	4,309,720
Alteogen Inc.(a)(c)	358,337	95,504,248
Amorepacific Corp.(a)	257,493	20,649,310
Amorepacific Group(a)	290,306	4,214,160
APR Corp./Korea(a)(c)	152,170	6,171,113
Asiana Airlines Inc.(a)	458,162	3,351,880
BGF retail Co. Ltd.	76,050	5,194,616
BH Co. Ltd.	21,344	220,557
Bioneer Corp.(a)	3,883	37,487
BNK Financial Group Inc.	2,124,169	16,230,523
Boryung(c)	419,961	2,878,472
Caregen Co. Ltd.	113,042	2,095,246
Celltrion Inc.	1,399,324	176,511,336
Celltrion Pharm Inc.(a)	168,045	6,266,414
Chabiotech Co. Ltd.(a)(c)	522,236	4,163,050
Cheil Worldwide Inc.	541,480	6,628,140
Cheryong Electric Co. Ltd.	103,337	2,761,543
Chong Kun Dang Pharmaceutical Corp.	93,447	5,169,077
CJ CGV Co. Ltd.(a)	726,518	2,511,982
CJ CheilJedang Corp.	66,740	10,836,619
CJ Corp.	121,576	8,592,825
CJ ENM Co. Ltd.(a)	100,243	4,168,763
CJ Logistics Corp.	91,381	5,865,910
Classys Inc.(a)(c)	182,540	7,906,351
Cosmax Inc.(a)	81,374	9,529,194
CosmoAM&T Co. Ltd.(a)	237,069	8,749,486
Cosmochemical Co. Ltd.(a)(c)	276,578	3,640,638
Coway Co. Ltd.	476,425	26,379,796
Creative & Innovative System(a)	29,414	159,670
CS Wind Corp.	234,489	6,565,457
Daeduck Electronics Co. Ltd./New	356,668	4,395,735
Daejoo Electronic Materials Co. Ltd.	105,295	7,567,086
Daesang Corp.(a)	317,153	5,023,875
Daewoo Engineering & Construction Co. Ltd.(a)	1,980,131	4,607,180
Daewoong Co. Ltd.	210,129	2,896,327
Daewoong Pharmaceutical Co. Ltd.(c)	56,299	4,903,538
Daishin Securities Co. Ltd.	451,599	5,224,360
Daou Technology Inc.(a)	326,758	4,537,764
DB HiTek Co. Ltd.(a)	277,000	8,245,274
DB Insurance Co. Ltd.	419,975	26,313,776
Dentium Co. Ltd.	70,439	3,244,964
DGB Financial Group Inc.	1,311,908	8,318,321
DI Dong Il Corp.(a)(c)	139,952	4,478,288
DL E&C Co. Ltd.	279,248	7,750,652
DL Holdings Co. Ltd.	121,879	2,793,746
Dong-A Socio Holdings Co. Ltd.	11,175	745,411
Dong-A ST Co. Ltd.(a)	15,437	496,811
Dongjin Semichem Co. Ltd.(a)	317,986	5,752,184
DongKook Pharmaceutical Co. Ltd.(c)	318,319	3,387,695
Dongsuh Companies Inc.	364,337	5,864,555
Dongwon F&B Co. Ltd.	3,799	81,170
Doosan Bobcat Inc.	492,253	15,866,518
Doosan Co. Ltd.	67,934	15,170,044

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Doosan Enerbility Co. Ltd.(a)	3,995,393	$70,001,128
Doosan Fuel Cell Co. Ltd.(a)(c)	444,449	5,046,148
DoubleUGames Co. Ltd.	135,253	4,426,076
Douzone Bizon Co. Ltd.	178,870	8,670,719
Dreamtech Co. Ltd.	5,387	26,603
Duk San Neolux Co. Ltd.(a)	148,006	3,135,426
Ecopro BM Co. Ltd.(a)(c)	439,537	36,017,516
Ecopro Co. Ltd.	910,681	39,028,153
Ecopro HN Co. Ltd.(a)(c)	143,375	2,833,033
Ecopro Materials Co. Ltd.(a)(c)	185,668	11,174,548
E-MART Inc.	169,122	8,827,808
EMRO Inc., NVS(a)	62,322	2,736,153
Enchem Co. Ltd.(a)	125,906	9,092,821
Eo Technics Co. Ltd.(a)	83,107	7,477,401
ESR Kendall Square REIT Co. Ltd.	1,049,223	3,477,338
Eugene Technology Co. Ltd.(a)(c)	165,741	4,816,122
F&F Co. Ltd./New	140,860	6,838,084
Fila Holdings Corp.	440,139	11,282,427
Foosung Co. Ltd.(a)	58,399	188,865
Grand Korea Leisure Co. Ltd.	414,719	3,249,226
Green Cross Corp.	57,990	4,983,452
Green Cross Holdings Corp.	221,495	2,110,799
GS Engineering & Construction Corp.	607,604	7,318,286
GS Holdings Corp.	360,771	8,899,470
GS Retail Co. Ltd.	324,193	3,320,157
Hana Financial Group Inc.	2,557,176	104,282,709
Hana Materials Inc.	32,953	672,739
Hana Micron Inc.(a)(c)	464,486	3,511,903
Hana Tour Service Inc.	156,491	6,137,956
Hanall Biopharma Co. Ltd.(a)(c)	297,895	7,264,102
Hanil Cement Co. Ltd./New	305,616	3,276,451
Hanjin Kal Corp.(c)	192,298	10,944,052
Hankook & Co. Co. Ltd.	319,035	3,465,106
Hankook Tire & Technology Co. Ltd.(a)	635,690	16,488,932
Hanmi Pharm Co. Ltd.	49,416	8,142,397
Hanmi Science Co. Ltd.	185,984	3,587,566
Hanmi Semiconductor Co. Ltd.	395,175	25,837,987
Hanon Systems(a)	1,779,089	5,413,607
Hansae Co. Ltd.(a)	16,175	129,305
Hansol Chemical Co. Ltd.	82,403	6,219,050
Hanssem Co. Ltd.	102,722	3,227,336
Hanwha Aerospace Co. Ltd.	295,289	120,514,457
Hanwha Corp.	326,037	9,070,270
Hanwha Engine(a)(c)	524,252	8,115,414
Hanwha Industrial Solutions Co. Ltd./ New(a)(c)	325,088	10,783,009
Hanwha Investment & Securities Co. Ltd.(a)	1,198,156	2,849,502
Hanwha Life Insurance Co. Ltd.	3,209,685	5,776,325
Hanwha Ocean Co. Ltd.(a)	816,946	41,579,975
Hanwha Solutions Corp.	923,472	13,688,510
Hanwha Systems Co. Ltd.	674,920	14,192,741
HD Hyundai Co. Ltd.	384,487	19,206,057
HD Hyundai Construction Equipment Co. Ltd	118,362	6,070,462
HD Hyundai Electric Co. Ltd.	207,958	47,045,773
HD Hyundai Heavy Industries Co. Ltd.	200,863	40,622,267
HD Hyundai Infracore Co. Ltd.	1,232,556	7,189,516
HD Hyundai Mipo	219,633	15,788,614
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	385,514	56,379,885
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	392,759	4,921,590
Hite Jinro Co. Ltd.(c)	380,603	4,935,787
HK inno N Corp.(a)	118,149	2,917,394
Security	Shares	Value
South Korea (continued)
HL Mando Co. Ltd.(a)	291,282	$8,846,938
HLB Inc.(a)	1,065,150	64,988,819
HLB Life Science Co. Ltd.(a)	953,780	7,209,194
Hlb Pharma Ceutical Co. Ltd.(a)	289,581	6,094,034
HLB Therapeutics Co. Ltd.(a)(c)	763,103	5,411,691
HMM Co. Ltd.	2,317,660	31,132,296
Hotel Shilla Co. Ltd.(a)(c)	260,895	7,136,257
HPSP Co. Ltd.	404,602	7,525,121
HS Hyosung Advanced Materials Corp.	26,616	3,418,037
Hugel Inc.(a)(c)	54,641	11,879,625
HYBE Co. Ltd.(a)	203,363	35,929,092
Hyosung Corp.	87,809	2,833,429
Hyosung Heavy Industries Corp.	46,023	13,814,665
Hyosung TNC Corp.	23,544	3,640,265
Hyundai Bioscience Co. Ltd.(a)	439,962	3,550,683
Hyundai Department Store Co. Ltd.(a)	157,982	6,181,310
Hyundai Elevator Co. Ltd.	257,489	9,705,743
Hyundai Engineering & Construction Co. Ltd.	519,611	11,950,028
Hyundai Feed Inc.(a)(c)(d)	709,241	461,925
Hyundai Glovis Co. Ltd.	342,701	30,576,063
Hyundai Marine & Fire Insurance Co. Ltd.	479,483	7,637,734
Hyundai Mobis Co. Ltd.	538,977	90,697,252
Hyundai Motor Co.	1,202,864	159,494,606
Hyundai Rotem Co. Ltd.(a)	680,483	36,492,410
Hyundai Steel Co.	653,961	11,959,660
Hyundai Wia Corp.	182,017	5,102,884
Iljin Electric Co. Ltd.(a)	254,721	4,961,591
Iljin Hysolus Co. Ltd.(a)	58,962	592,734
Industrial Bank of Korea	2,131,413	22,735,569
Innocean Worldwide Inc.	214,686	2,700,885
Intellian Technologies Inc.	486	11,615
IS Dongseo Co. Ltd.	43,404	506,542
ISC Co. Ltd.	107,169	4,791,544
ISU Specialty Chemical, NVS(a)	185,449	8,190,815
IsuPetasys Co. Ltd.(a)	423,981	11,190,420
JB Financial Group Co. Ltd.	1,148,571	13,551,150
Jeju Air Co. Ltd.(a)	43,101	208,314
JNTC Co. Ltd.(a)(c)	233,648	3,392,626
Jusung Engineering Co. Ltd.(c)	280,444	6,440,894
JW Pharmaceutical Corp.	29,287	443,002
JYP Entertainment Corp.(a)	255,665	14,765,028
Kakao Corp.	2,734,196	80,988,261
Kakao Games Corp.(a)(c)	381,998	4,185,919
KakaoBank Corp.	1,475,987	24,995,964
Kakaopay Corp.(a)	215,849	5,088,488
Kangwon Land Inc.(a)	674,908	7,421,096
KB Financial Group Inc.	3,342,334	179,312,389
KCC Corp.	44,163	7,852,220
KCC Glass Corp.	20,319	432,770
KEPCO Engineering & Construction Co. Inc.(a)	142,538	6,231,249
KEPCO Plant Service & Engineering Co. Ltd.(a)	252,081	7,246,487
KG Dongbusteel(a)	37,095	156,012
KG Mobility Co.(a)	544,550	1,660,606
Kia Corp.	2,125,892	135,948,531
KIWOOM Securities Co. Ltd.	118,139	9,256,346
Koh Young Technology Inc.(a)	550,145	6,263,488
Kolmar Korea Co. Ltd.(a)	163,804	6,917,967
Kolon Industries Inc.	196,622	4,500,937
Korea Aerospace Industries Ltd.(a)	656,653	28,495,697
Korea Electric Power Corp.	2,206,490	32,208,132
Korea Gas Corp.	269,089	6,443,109
Korea Investment Holdings Co. Ltd.	324,140	17,719,641
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Korea Petrochemical Ind Co. Ltd.	13,282	$807,853
Korea Zinc Co. Ltd.	39,853	20,203,097
Korean Air Lines Co. Ltd.	1,474,701	23,893,009
Korean Reinsurance Co.	1,782,005	9,802,927
Krafton Inc.(a)	258,566	60,835,350
KT&G Corp.	881,054	59,177,642
Kum Yang Co. Ltd.(a)	386,833	5,968,570
Kumho Petrochemical Co. Ltd.(a)	134,650	10,133,297
Kumho Tire Co. Inc.(a)	1,357,983	4,553,669
Kyung Dong Navien Co. Ltd.	87,551	5,034,272
L&F Co. Ltd.(a)	229,198	12,535,386
Lake Materials Co. Ltd.	368,900	4,765,438
LEENO Industrial Inc.	85,889	12,353,924
LG Chem Ltd.(a)	428,832	69,160,317
LG Corp.(a)	794,483	36,226,820
LG Display Co. Ltd.(a)	2,451,070	15,441,854
LG Electronics Inc.	920,257	49,834,174
LG Energy Solution Ltd.(a)(c)	416,372	100,836,788
LG H&H Co. Ltd.(a)	76,621	16,736,056
LG Innotek Co. Ltd.(a)	114,219	12,765,551
LG Uplus Corp.	1,914,743	13,859,940
LIG Nex1 Co. Ltd.	110,196	20,484,398
LigaChem Biosciences Inc.(a)(c)	236,276	17,888,062
Lotte Chemical Corp.	159,625	6,822,708
Lotte Chilsung Beverage Co. Ltd.(a)	47,076	3,374,796
Lotte Corp.(a)	275,732	4,128,797
Lotte Energy Materials Corp.(a)	226,692	4,266,730
Lotte Fine Chemical Co. Ltd.(a)	182,174	5,047,368
LOTTE REIT Co. Ltd.	2,238,708	5,388,205
Lotte Rental Co. Ltd.(a)	130,216	2,586,713
Lotte Shopping Co. Ltd.(a)	111,519	4,817,978
Lotte Tour Development Co. Ltd.(a)	36,005	200,023
Lotte Wellfood Co. Ltd.(a)	30,388	2,310,817
LS Corp.	157,006	12,182,901
LS Electric Co. Ltd.(c)	136,178	22,744,930
LS Materials Ltd.(c)	209,972	1,637,284
Lunit Inc.(a)	203,035	8,590,954
LX International Corp.	301,128	5,309,648
LX Semicon Co. Ltd.	111,948	4,622,966
Medytox Inc.	46,030	3,991,098
Meritz Financial Group Inc.	887,930	73,612,533
Mezzion Pharma Co. Ltd.(a)(c)	212,215	4,099,187
Mirae Asset Securities Co. Ltd.	2,036,792	12,229,937
Myoung Shin Industrial Co. Ltd.	96,262	617,540
Naturecell Co. Ltd.(a)(c)	531,832	6,205,444
NAVER Corp.	1,265,947	179,858,649
NCSoft Corp.(a)	116,591	13,574,536
Netmarble Corp.(b)	250,218	6,901,215
Nexen Tire Corp.(a)	30,831	107,725
Nexon Games Co. Ltd.(a)	280,830	2,605,719
Nextin Inc.	52,658	1,808,938
NH Investment & Securities Co. Ltd.	902,735	9,200,235
NICE Information Service Co. Ltd.(a)	411,084	3,612,107
NKMax Co. Ltd.(a)(c)(d)	821,636	839,728
NongShim Co. Ltd.	29,392	6,860,423
OCI Co. Ltd.	2,348	96,722
OCI Holdings Co. Ltd.	122,328	6,690,734
Orion Corp./Republic of Korea	178,434	12,439,456
Orion Holdings Corp.	287,920	2,938,422
Oscotec Inc.(a)(c)	305,949	6,160,079
Ottogi Corp.(a)	19,088	5,052,652
Pan Ocean Co. Ltd.	2,434,747	6,298,298
Security	Shares	Value
South Korea (continued)
Paradise Co. Ltd.(c)	518,331	$3,876,551
Park Systems Corp.(c)	64,788	9,193,247
Pearl Abyss Corp.(a)(c)	307,963	6,873,419
People & Technology Inc.(c)	183,635	5,653,944
Peptron Inc.(a)	200,477	12,091,083
PharmaResearch Co. Ltd.(a)	62,239	12,419,652
PI Advanced Materials Co. Ltd.(a)	15,903	198,874
Poongsan Corp.	172,018	6,488,558
Posco DX Co. Ltd.(c)	497,299	7,927,909
POSCO Future M Co. Ltd.(c)	281,679	27,499,777
POSCO Holdings Inc.	621,679	116,374,020
Posco International Corp.	457,080	16,281,801
Posco M-Tech Co. Ltd.	41,137	367,819
PSK Holdings Inc.	75,046	2,159,113
PSK Inc.	34,906	450,741
Rainbow Robotics(a)	83,203	19,634,547
S-1 Corp.	165,867	6,922,256
Sam Chun Dang Pharm Co. Ltd.(c)	128,788	16,482,878
Sam-A Aluminum Co. Ltd.	10,085	211,336
Samsung Biologics Co. Ltd.(a)(b)	158,206	121,124,703
Samsung C&T Corp.	774,296	64,512,913
Samsung E&A Co. Ltd.	1,335,851	15,005,035
Samsung Electro-Mechanics Co. Ltd.	490,819	45,538,116
Samsung Electronics Co. Ltd.	42,438,812	1,588,075,851
Samsung Fire & Marine Insurance Co. Ltd.	275,206	72,057,294
Samsung Heavy Industries Co. Ltd.(a)	5,959,631	56,980,995
Samsung Life Insurance Co. Ltd.	713,126	42,312,929
Samsung SDI Co. Ltd.(c)	488,894	75,469,657
Samsung SDS Co. Ltd.	364,707	30,793,176
Samsung Securities Co. Ltd.	463,428	14,499,783
Samyang Foods Co. Ltd.	37,752	22,252,498
Samyang Holdings Corp.	9,740	397,455
SD Biosensor Inc.(c)	388,219	2,812,391
Sebang Global Battery Co. Ltd.	71,915	3,602,374
Seegene Inc.	359,675	6,063,157
Seojin System Co. Ltd.(a)(c)	297,110	4,688,951
SFA Engineering Corp.	267,084	3,618,104
SFA Semicon Co. Ltd.(a)	585,870	1,288,635
Shin Poong Pharmaceutical Co. Ltd.(a)	57,938	339,360
Shinhan Financial Group Co. Ltd.	3,794,550	120,018,095
Shinsegae Inc.(a)	62,542	6,088,875
Shinsung Delta Tech Co. Ltd.	157,372	7,897,132
Shinyoung Securities Co. Ltd.	7,976	469,689
Silicon2 Co. Ltd.(a)	296,965	5,462,705
SK Biopharmaceuticals Co. Ltd.(a)	278,796	21,902,480
SK Bioscience Co. Ltd.(a)	207,846	6,074,301
SK Chemicals Co. Ltd.	117,683	3,373,930
SK Discovery Co. Ltd.	125,554	3,008,723
SK Gas Ltd.	40,446	6,512,260
SK Hynix Inc.	4,889,958	648,950,327
SK IE Technology Co. Ltd.(a)(b)(c)	239,223	4,612,049
SK Inc.	313,765	30,980,122
SK Innovation Co. Ltd.(a)	558,533	48,269,415
SK Networks Co. Ltd.	1,361,739	4,027,433
SK oceanplant Co. Ltd.(a)(c)	424,362	4,480,796
SK REITs Co. Ltd.	924,945	3,263,391
SK Square Co. Ltd.(a)	863,266	53,744,309
SK Telecom Co. Ltd.	322,870	12,349,914
SKC Co. Ltd.(a)(c)	168,867	15,213,203
SL Corp.(c)	180,505	4,273,337
SM Entertainment Co. Ltd.	107,990	7,419,993
SNT Motiv Co. Ltd.	201,210	3,456,160

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
S-Oil Corp.	341,240	$13,266,051
SOLUM Co. Ltd.(a)	436,073	5,281,143
Solus Advanced Materials Co. Ltd.	365,523	2,352,389
Soop Co. Ltd.	82,989	5,666,125
Soulbrain Co. Ltd.(a)	47,622	6,099,916
Soulbrain Holdings Co. Ltd.(a)	839	19,000
ST Pharm Co. Ltd.	122,280	6,438,046
Studio Dragon Corp.(a)(c)	131,503	4,630,142
Sungeel Hitech Co. Ltd.(a)	1,041	26,071
Synopex Inc.(a)	3,502	12,059
Taihan Electric Wire Co. Ltd.(a)	813,030	6,729,641
TCC Steel	159,216	3,214,094
TechWing Inc.	284,813	7,518,652
Tera Resource Co. Ltd.(a)(d)	49,111	—
TKG Huchems Co. Ltd.	296,643	3,276,958
Tokai Carbon Korea Co. Ltd.	55,486	3,067,996
Tongyang Life Insurance Co. Ltd.	28,183	95,970
Voronoi Inc.(a)	102,890	7,935,352
VT Co. Ltd.(a)	211,080	4,913,069
Webzen Inc.	10,102	84,787
Wemade Co. Ltd.(a)(c)	189,107	5,035,853
Wonik Holdings Co. Ltd.(a)	1	3
WONIK IPS Co. Ltd.	307,112	5,372,424
Wonik QnC Corp.	30,399	387,441
Woori Financial Group Inc.	5,775,215	65,511,879
W-Scope Chungju Plant Co. Ltd.(a)	10,503	72,670
YC Corp.(a)	259,056	1,969,318
YG Entertainment Inc.	126,981	5,477,144
Youlchon Chemical Co. Ltd.	136,574	2,639,475
Youngone Corp.(a)	214,783	7,011,771
Youngone Holdings Co. Ltd.	71,763	4,457,878
Yuanta Securities Korea Co. Ltd.(a)	297,856	520,723
Yuhan Corp.	507,684	42,584,711
		7,499,880,690
Taiwan — 18.9%
Ability Opto-Electronics Technology Co. Ltd.(c)	744,000	4,720,479
AcBel Polytech Inc.(c)	5,773,565	5,559,990
Accton Technology Corp.	4,513,000	90,333,825
Acer Inc.(c)	25,891,872	30,549,700
Acter Group Corp. Ltd.	897,000	11,447,325
Actron Technology Corp.(c)	837,548	4,036,112
ADATA Technology Co. Ltd.(c)	2,904,733	7,485,480
Advanced Energy Solution Holding Co. Ltd.(c)	310,000	8,797,089
Advanced Wireless Semiconductor Co.(c)	1,330,000	3,947,647
Advantech Co. Ltd.(c)	4,145,584	50,746,147
Airoha Technology Corp., NVS(c)	364,000	7,180,855
Airtac International Group	1,221,292	35,406,302
Alchip Technologies Ltd.(c)	670,000	66,026,555
All Ring Tech Co. Ltd.	340,000	3,893,557
Allied Supreme Corp.(c)	447,000	4,293,973
Allis Electric Co. Ltd.(c)	1,965,065	6,659,757
Ambassador Hotel (The)(c)	1,064,000	1,828,537
Andes Technology Corp.(a)(c)	418,000	5,110,265
AP Memory Technology Corp.(c)	876,000	8,256,374
Arcadyan Technology Corp.(c)	1,690,391	9,613,824
Ardentec Corp.(c)	4,255,546	9,258,280
ASE Technology Holding Co. Ltd.(c)	29,328,222	148,217,396
Asia Cement Corp.	19,214,050	24,315,543
Asia Optical Co. Inc.(c)	2,182,000	13,197,260
Asia Vital Components Co. Ltd.(c)	2,955,884	46,565,052
ASMedia Technology Inc.(c)	324,000	19,877,951
ASPEED Technology Inc.(c)	260,800	27,751,630
Security	Shares	Value
Taiwan (continued)
ASROCK Inc.(c)	531,000	$3,991,913
Asustek Computer Inc.	6,356,000	130,085,902
AUO Corp.(c)	57,679,400	26,582,115
AURAS Technology Co. Ltd.(c)	604,000	12,244,822
Bank of Kaohsiung Co. Ltd.(c)	27,539,636	9,740,276
BES Engineering Corp.(c)	18,229,000	6,405,094
Bizlink Holding Inc.	1,475,726	26,098,944
Bora Pharmaceuticals Co. Ltd.(c)	496,099	13,471,581
Brighton-Best International Taiwan Inc.(c)	5,229,000	6,141,353
C Sun Manufacturing Ltd.(c)	988,000	5,306,225
Caliway Biopharmaceuticals Co. Ltd.(a)	565,000	16,086,118
Capital Securities Corp.(c)	19,279,050	15,779,387
Catcher Technology Co. Ltd.	5,151,000	32,130,913
Cathay Financial Holding Co. Ltd.	85,274,951	175,855,941
Cathay Real Estate Development Co. Ltd.(c)	6,269,900	4,662,855
Center Laboratories Inc.(c)	5,118,770	6,417,514
Century Iron & Steel Industrial Co. Ltd.(c)	1,650,000	9,317,368
Chailease Holding Co. Ltd.(c)	13,385,791	50,807,699
Chang Hwa Commercial Bank Ltd.	54,856,844	30,221,628
Channel Well Technology Co. Ltd.(c)	2,034,000	5,425,304
Charoen Pokphand Enterprise(c)	3,150,700	9,813,182
Chenbro Micom Co. Ltd.(c)	605,000	5,298,744
Cheng Loong Corp.(c)	9,590,000	5,867,301
Cheng Shin Rubber Industry Co. Ltd.(c)	15,877,650	24,239,205
Cheng Uei Precision Industry Co. Ltd.(c)	3,228,000	6,791,464
Chicony Electronics Co. Ltd.	5,625,787	27,477,115
Chicony Power Technology Co. Ltd.	1,534,000	5,886,938
Chief Telecom Inc.	370,300	5,070,024
China Airlines Ltd.(c)	25,178,000	18,040,791
China Bills Finance Corp.(c)	17,069,000	7,892,905
China Motor Corp.(c)	2,430,800	5,829,017
China Petrochemical Development Corp.(a)(c)	33,431,490	8,465,859
China Steel Chemical Corp.(c)	1,663,000	4,994,889
China Steel Corp.(c)	105,209,529	77,626,946
Chipbond Technology Corp.	5,384,000	10,698,814
ChipMOS Technologies Inc.(c)	5,132,000	4,967,818
Chong Hong Construction Co. Ltd.	1,923,122	5,598,433
Chroma ATE Inc.(c)	3,424,000	34,576,278
Chung Hung Steel Corp.(c)	9,812,000	7,340,042
Chung-Hsin Electric & Machinery Manufacturing Corp.(c)	3,527,000	16,138,409
Chunghwa Precision Test Tech Co. Ltd.(c)	220,000	5,096,910
Chunghwa Telecom Co. Ltd.	34,504,000	134,213,375
Cleanaway Co. Ltd.(c)	1,365,000	7,693,804
Clevo Co.(c)	3,973,175	5,889,295
Compal Electronics Inc.(c)	36,924,000	43,163,176
Compeq Manufacturing Co. Ltd.(c)	8,332,000	17,061,698
Continental Holdings Corp.(c)	6,282,600	6,037,815
Coretronic Corp.(c)	2,457,200	6,176,975
CSBC Corp. Taiwan(a)(c)	9,023,541	4,637,535
CTBC Financial Holding Co. Ltd.	149,477,599	184,698,175
CTCI Corp.(c)	6,340,000	8,108,370
CyberPower Systems Inc.	452,000	4,225,077
Da-Li Development Co. Ltd.(c)	2,155,923	2,923,875
Delta Electronics Inc.(c)	17,297,000	207,684,873
Depo Auto Parts Ind Co. Ltd.(c)	924,000	5,861,503
Dynamic Holding Co. Ltd.(c)	2,083,000	3,802,936
Dynapack International Technology Corp.	1,261,000	6,647,185
E Ink Holdings Inc.	7,727,000	63,742,659
E.Sun Financial Holding Co. Ltd.(c)	127,009,942	112,044,732
Eclat Textile Co. Ltd.	1,583,683	25,923,704
EirGenix Inc.(a)(c)	1,954,000	4,675,814
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Elan Microelectronics Corp.	2,527,100	$12,171,062
Elite Advanced Laser Corp.(a)(c)	1,203,000	9,791,995
Elite Material Co. Ltd.	2,629,000	49,855,815
Elite Semiconductor Microelectronics Technology Inc.(c)	2,642,000	5,265,209
eMemory Technology Inc.	553,000	48,377,648
Ennoconn Corp.	930,219	8,819,674
Ennostar Inc.(c)	5,411,185	7,329,026
Episil Technologies Inc.(a)(c)	2,692,036	4,119,365
Eternal Materials Co. Ltd.	8,396,369	7,329,776
Eva Airways Corp.(c)	24,609,326	31,949,270
Evergreen International Storage & Transport Corp.	5,363,000	4,941,483
Evergreen Marine Corp. Taiwan Ltd.(c)	9,620,979	62,466,938
Evergreen Steel Corp.(c)	1,697,000	4,897,289
Everlight Electronics Co. Ltd.(c)	3,880,000	9,633,168
Far Eastern Department Stores Ltd.(c)	11,004,167	8,069,453
Far Eastern International Bank(c)	33,093,219	13,851,952
Far Eastern New Century Corp.	24,882,916	24,161,187
Far EasTone Telecommunications Co. Ltd.	15,269,000	41,634,393
Faraday Technology Corp.(c)	1,919,828	13,664,462
Farglory Land Development Co. Ltd.(c)	2,890,782	6,801,160
Feng Hsin Steel Co. Ltd.(c)	4,887,000	10,705,915
Feng TAY Enterprise Co. Ltd.(c)	4,396,833	18,255,886
First Financial Holding Co. Ltd.	101,025,061	84,699,263
Fitipower Integrated Technology Inc.(c)	918,504	6,501,273
FLEXium Interconnect Inc.(c)	2,310,616	4,848,687
FocalTech Systems Co. Ltd.(c)	1,881,000	4,550,707
Formosa Chemicals & Fibre Corp.(c)	28,948,210	25,967,231
Formosa International Hotels Corp.(c)	810,000	4,898,697
Formosa Plastics Corp.(c)	36,641,800	43,002,748
Formosa Sumco Technology Corp.(c)	773,000	2,227,615
Formosa Taffeta Co. Ltd.(c)	8,715,000	5,085,307
Fortune Electric Co. Ltd.(c)	1,253,900	23,719,222
Fositek Corp.(c)	426,341	8,960,741
Foxconn Technology Co. Ltd.	7,839,424	17,975,504
Foxsemicon Integrated Technology Inc.	872,000	8,426,985
Fubon Financial Holding Co. Ltd.	73,041,753	203,472,858
Fulgent Sun International Holding Co. Ltd.(c)	1,569,221	7,137,862
Fusheng Precision Co. Ltd.	1,204,000	12,509,018
General Interface Solution Holding Ltd.(a)(c)	2,632,000	4,397,412
Genius Electronic Optical Co. Ltd.(c)	624,287	8,949,774
Getac Holdings Corp.(c)	3,551,000	13,080,827
Giant Manufacturing Co. Ltd.(c)	2,752,575	13,080,567
Gigabyte Technology Co. Ltd.(c)	4,850,000	37,398,851
Global Brands Manufacture Ltd.(c)	2,261,000	5,059,398
Global Mixed Mode Technology Inc.	726,000	5,320,595
Global Unichip Corp.(c)	762,000	30,195,992
Globalwafers Co. Ltd.(c)	2,194,000	24,919,060
Gloria Material Technology Corp.(c)	5,243,000	7,661,081
Gold Circuit Electronics Ltd.(c)	3,061,800	20,292,341
Goldsun Building Materials Co. Ltd.(c)	9,960,425	12,986,448
Gourmet Master Co. Ltd.	1,165,471	3,582,135
Grand Process Technology Corp.(c)	200,000	7,514,824
Grape King Bio Ltd.	1,432,000	6,441,782
Great Tree Pharmacy Co. Ltd.(c)	955,772	4,950,579
Great Wall Enterprise Co. Ltd.(c)	6,012,412	10,131,703
Greatek Electronics Inc.(c)	3,300,000	6,407,191
Gudeng Precision Industrial Co. Ltd.(c)	575,797	8,312,026
Hannstar Board Corp.	2,200,640	3,713,447
HannStar Display Corp.(a)(c)	22,802,640	5,996,090
Highwealth Construction Corp.	10,323,233	13,793,458
Security	Shares	Value
Taiwan (continued)
Hiwin Technologies Corp.(c)	2,399,498	$22,624,467
Hon Hai Precision Industry Co. Ltd.(c)	111,475,928	577,167,532
Hota Industrial Manufacturing Co. Ltd.(c)	2,744,261	6,901,697
Hotai Finance Co. Ltd.(c)	2,726,620	6,794,493
Hotai Motor Co. Ltd.(c)	2,899,560	53,951,101
Hsin Kuang Steel Co. Ltd.(c)	3,195,000	5,075,976
HTC Corp.(a)(c)	6,462,000	9,012,174
Hu Lane Associate Inc.	738,700	3,996,059
HUA ENG Wire & Cable Co. Ltd.(c)	3,024,829	2,654,341
Hua Nan Financial Holdings Co. Ltd.(c)	79,871,286	67,437,153
Huaku Development Co. Ltd.(c)	2,927,800	10,289,578
IBF Financial Holdings Co. Ltd.(c)	22,941,544	10,008,971
I-Chiun Precision Industry Co. Ltd.(c)	2,058,000	6,492,177
Innodisk Corp.(c)	998,234	8,035,510
Innolux Corp.(c)	67,866,297	30,501,880
International CSRC Investment Holdings Co.(a)	1,775,685	672,259
International Games System Co. Ltd.(c)	2,208,000	65,104,773
Inventec Corp.(c)	24,006,000	33,211,992
ITE Technology Inc.(c)	1,672,000	7,855,227
ITEQ Corp.(c)	1,932,604	4,331,441
Jentech Precision Industrial Co. Ltd.(c)	773,670	31,040,934
Jinan Acetate Chemical Co. Ltd.(c)	463,160	12,883,230
Johnson Health Tech Co. Ltd.(c)	1,142,000	6,211,703
JSL Construction & Development Co. Ltd.(c)	1,297,500	3,699,933
Kaori Heat Treatment Co. Ltd.(c)	754,000	6,923,604
Kenda Rubber Industrial Co. Ltd.	6,527,913	5,536,052
Kenmec Mechanical Engineering Co. Ltd.(c)	1,755,641	4,711,354
KGI Financial Holding Co. Ltd.	144,996,649	79,834,782
Kindom Development Co. Ltd.	3,876,300	6,460,203
King Slide Works Co. Ltd.(c)	500,000	29,542,001
King Yuan Electronics Co. Ltd.(c)	9,903,000	31,578,960
King's Town Bank Co. Ltd.(c)	6,929,000	10,669,594
Kinik Co.(c)	1,067,000	8,718,665
Kinpo Electronics(c)	10,016,000	7,865,917
Kinsus Interconnect Technology Corp.(c)	2,594,000	7,820,017
L&K Engineering Co. Ltd.(c)	1,457,543	11,932,063
LandMark Optoelectronics Corp.(c)	738,900	8,689,736
Largan Precision Co. Ltd.(c)	857,000	69,724,533
Lien Hwa Industrial Holdings Corp.(c)	10,421,254	16,394,546
Lite-On Technology Corp.(c)	18,642,238	59,717,326
Longchen Paper & Packaging Co. Ltd.(a)(c)	9,061,863	3,242,456
Lotes Co. Ltd.	741,849	36,583,939
Lotus Pharmaceutical Co. Ltd.(c)	1,038,000	8,609,922
Lumosa Therapeutics Co. Ltd.(a)	877,000	6,080,533
LuxNet Corp.(c)	1,167,957	6,705,980
M31 Technology Corp.(c)	246,484	5,564,442
Machvision Inc.(c)	369,089	4,827,851
Macronix International Co. Ltd.(c)	13,600,554	9,010,662
Makalot Industrial Co. Ltd.(c)	1,903,120	21,832,903
Marketech International Corp.(c)	1,291,000	6,045,090
Materials Analysis Technology Inc.(c)	451,558	2,937,097
MediaTek Inc.	13,559,572	606,508,424
Medigen Vaccine Biologics Corp.(a)(c)	2,386,607	3,560,070
Mega Financial Holding Co. Ltd.(c)	103,919,575	125,001,562
Mercuries Life Insurance Co. Ltd.(a)	35,343,283	7,566,723
Merida Industry Co. Ltd.(c)	1,779,850	9,078,451
Merry Electronics Co. Ltd.(c)	1,994,234	6,900,355
Microbio Co. Ltd.(a)(c)	4,483,140	4,423,667
Micro-Star International Co. Ltd.(c)	6,526,000	36,285,014
Mitac Holdings Corp.(c)	7,521,053	15,839,325
momo.com Inc(c)	742,000	8,683,951
MPI Corp.(c)	766,000	17,871,242

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Nan Kang Rubber Tire Co. Ltd.(a)(c)	4,425,000	$6,342,754
Nan Pao Resins Chemical Co. Ltd.	562,000	5,567,175
Nan Ya Plastics Corp.(c)	46,141,440	46,996,512
Nan Ya Printed Circuit Board Corp.(c)	1,691,000	6,888,388
Nantex Industry Co. Ltd.	2,683,000	2,752,870
Nanya Technology Corp.(a)(c)	9,444,000	10,927,169
Nien Made Enterprise Co. Ltd.(c)	1,479,000	19,771,691
North-Star International Co. Ltd., NVS(c)	1,204,611	1,968,757
Novatek Microelectronics Corp.(c)	5,114,000	83,716,084
Nuvoton Technology Corp.(c)	1,772,000	4,939,554
OBI Pharma Inc.(a)(c)	1,829,179	3,301,826
Oneness Biotech Co. Ltd.(a)(c)	2,663,827	6,296,643
Orient Semiconductor Electronics Ltd.(c)	3,936,000	4,324,246
Pan Jit International Inc.(c)	3,481,200	5,780,726
Pan-International Industrial Corp.(c)	5,297,366	6,965,380
Parade Technologies Ltd.(c)	616,000	12,630,849
Pegatron Corp.	17,303,000	49,413,642
Pegavision Corp.(c)	409,166	4,720,934
PharmaEssentia Corp.(a)(c)	2,124,000	40,671,824
Pharmally International Holding Co. Ltd.(a)(d)	597,543	—
Phihong Technology Co. Ltd.(a)(c)	3,530,266	3,721,597
Phison Electronics Corp.(c)	1,383,000	23,055,078
Pixart Imaging Inc.(c)	1,245,000	10,131,985
Polaris Group/Tw(a)	3,010,025	4,146,645
Pou Chen Corp.	18,444,000	21,394,609
Powerchip Semiconductor Manufacturing Corp.(a)(c)	24,532,000	13,486,016
Powertech Technology Inc.	5,659,000	21,671,442
Poya International Co. Ltd.(c)	534,482	8,434,957
President Chain Store Corp.(c)	5,201,000	41,456,713
President Securities Corp.	8,901,603	7,506,599
Primax Electronics Ltd.	4,359,000	11,379,816
Prince Housing & Development Corp.	11,916,995	3,719,984
Promate Electronic Co. Ltd.(c)	1,703,737	4,071,939
Qisda Corp.(c)	13,042,000	14,372,084
Quanta Computer Inc.(c)	24,257,000	179,771,359
Quanta Storage Inc.(c)	2,040,000	6,554,392
Radiant Opto-Electronics Corp.(c)	3,749,000	22,471,715
Raydium Semiconductor Corp.(c)	595,000	7,020,259
Realtek Semiconductor Corp.	4,253,110	70,173,250
RichWave Technology Corp.(a)(c)	781,226	4,672,702
Ritek Corp.(a)	1	—
Ruentex Development Co. Ltd.(c)	13,775,812	17,627,770
Ruentex Industries Ltd.(c)	5,261,788	11,012,302
Run Long Construction Co. Ltd.(c)	3,513,000	3,972,227
Sanyang Motor Co. Ltd.(c)	4,974,000	10,419,442
Scientech Corp.(c)	539,192	5,499,836
ScinoPharm Taiwan Ltd.(c)	2,966,027	2,067,296
SDI Corp.(c)	1,189,000	3,366,486
Sercomm Corp.(c)	2,465,000	10,066,805
Shanghai Commercial & Savings Bank Ltd. (The)(c)	34,053,542	45,393,618
Shihlin Electric & Engineering Corp.(c)	2,068,000	11,728,889
Shin Kong Financial Holding Co. Ltd.(a)	131,659,021	49,427,864
Shin Zu Shing Co. Ltd.(c)	1,461,149	12,160,404
Shinfox Energy Co. Ltd.(c)	945,000	3,255,332
Shinkong Synthetic Fibers Corp.	14,772,000	6,772,553
Shiny Chemical Industrial Co. Ltd.	876,750	4,137,128
ShunSin Technology Holding Ltd.(c)	394,000	2,394,690
Sigurd Microelectronics Corp.	4,604,700	10,568,576
Silergy Corp.(c)	2,958,000	39,897,940
Silicon Integrated Systems Corp.(c)	3,346,750	6,713,428
Security	Shares	Value
Taiwan (continued)
Simplo Technology Co. Ltd.(c)	1,323,400	$15,000,232
Sinbon Electronics Co. Ltd.	1,866,809	17,063,590
Sino-American Silicon Products Inc.(c)	5,139,000	19,526,279
SinoPac Financial Holdings Co. Ltd.	100,841,718	69,411,285
Sinyi Realty Inc.(c)	5,150,704	4,591,199
Sitronix Technology Corp.(c)	1,138,000	7,469,088
Soft-World International Corp.(c)	753,000	2,970,156
Solar Applied Materials Technology Corp.(c)	4,668,710	8,095,277
Sporton International Inc.(c)	906,252	5,693,319
Standard Foods Corp.	4,971,096	5,338,486
Starlux Airlines Co. Ltd.(a)	8,901,000	7,649,774
Sunonwealth Electric Machine Industry Co. Ltd.(c)	1,889,000	5,323,695
Sunplus Technology Co. Ltd.(a)(c)	5,442,000	4,753,100
Supreme Electronics Co. Ltd.(c)	4,735,009	9,156,189
Synmosa Biopharma Corp.(c)	208,669	207,646
Synnex Technology International Corp.	11,108,250	23,588,509
Systex Corp.(c)	1,944,000	8,020,570
TA Chen Stainless Pipe(c)	14,802,412	21,950,153
Ta Ya Electric Wire & Cable(c)	7,097,105	9,252,069
Taichung Commercial Bank Co. Ltd.	32,690,878	18,825,197
TaiMed Biologics Inc.(a)(c)	1,935,224	5,583,427
Tainan Spinning Co. Ltd.(c)	11,591,894	5,246,223
Taishin Financial Holding Co. Ltd.(c)	103,847,675	54,800,091
Taiwan Business Bank(c)	65,410,279	31,013,614
Taiwan Cogeneration Corp.(c)	6,586,199	8,331,499
Taiwan Cooperative Financial Holding Co. Ltd.(c)	96,190,293	71,630,048
Taiwan Fertilizer Co. Ltd.(c)	6,047,000	9,804,832
Taiwan Glass Industry Corp.(a)(c)	10,841,053	5,539,030
Taiwan High Speed Rail Corp.(c)	15,385,000	12,819,155
Taiwan Hon Chuan Enterprise Co. Ltd.	2,811,288	14,283,696
Taiwan Mobile Co. Ltd.	16,067,000	55,891,869
Taiwan Paiho Ltd.	2,945,000	6,494,603
Taiwan Secom Co. Ltd.	3,192,185	12,002,690
Taiwan Semiconductor Manufacturing Co. Ltd.	219,827,000	6,704,941,836
Taiwan Shin Kong Security Co. Ltd.(c)	6,517,577	8,270,874
Taiwan Surface Mounting Technology Corp.	2,367,000	7,904,162
Taiwan TEA Corp.(a)(c)	8,210,000	4,851,925
Taiwan Union Technology Corp.(c)	2,021,000	10,156,386
Tatung Co. Ltd.(a)(c)	13,463,000	17,380,162
TCC Group Holdings Co. Ltd.	60,566,182	64,483,225
Teco Electric and Machinery Co. Ltd.(c)	10,611,000	17,435,450
Test Research Inc.(c)	1,525,400	5,951,230
Thinking Electronic Industrial Co. Ltd.	880,000	4,379,347
Ton Yi Industrial Corp.(c)	12,956,000	6,353,098
Tong Hsing Electronic Industries Ltd.(c)	1,684,600	6,390,617
Tong Yang Industry Co. Ltd.(c)	3,270,400	11,467,507
Topco Scientific Co. Ltd.(c)	1,393,342	12,357,147
TPK Holding Co. Ltd.(a)(c)	3,565,000	4,226,259
Transcend Information Inc.(c)	3,337,000	8,963,963
Tripod Technology Corp.	3,675,000	23,007,978
TSRC Corp.	6,506,900	4,320,820
TTY Biopharm Co. Ltd.	2,241,124	5,392,708
Tung Ho Steel Enterprise Corp.	5,156,560	11,540,958
TXC Corp.(c)	3,044,000	9,456,460
U-Ming Marine Transport Corp.(c)	4,483,000	10,021,960
Unimicron Technology Corp.(c)	12,332,000	43,449,105
Union Bank of Taiwan(c)	15,610,648	7,425,620
Uni-President Enterprises Corp.	42,987,369	105,849,709
Unitech Printed Circuit Board Corp.(a)(c)	6,529,438	5,888,364
United Integrated Services Co. Ltd.(c)	1,507,400	19,773,754
United Microelectronics Corp.(c)	99,330,000	130,526,555
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
United Renewable Energy Co. Ltd.(a)(c)	13,086,238	$4,062,967
Universal Vision Biotechnology Co. Ltd.(c)	612,007	4,292,306
UPI Semiconductor Corp.(a)(c)	464,000	3,098,337
Vanguard International Semiconductor Corp.(c)	8,865,585	26,649,172
Via Technologies Inc.(c)	2,142,000	5,875,464
VisEra Technologies Co. Ltd.(c)	975,000	8,454,301
Visual Photonics Epitaxy Co. Ltd.(c)	1,587,000	6,851,320
Voltronic Power Technology Corp.	574,493	28,397,801
Wah Lee Industrial Corp.(c)	2,674,580	9,224,180
Walsin Lihwa Corp.(c)	24,313,570	20,434,525
Walsin Technology Corp.(c)	2,595,597	7,463,937
Wan Hai Lines Ltd.(c)	6,213,620	15,681,880
Win Semiconductors Corp.(a)(c)	2,605,427	8,645,752
Winbond Electronics Corp.(a)(c)	27,962,946	15,729,523
WinWay Technology Co. Ltd.(c)	227,000	9,325,035
Wisdom Marine Lines Co. Ltd.(c)	4,133,000	10,365,742
Wistron Corp.(c)	24,480,004	81,886,410
Wistron NeWeb Corp.(c)	2,918,565	12,948,852
Wiwynn Corp.(c)	985,000	57,569,135
Wowprime Corp.(c)	825,361	5,897,351
WPG Holdings Ltd.(c)	13,699,200	29,329,228
WT Microelectronics Co. Ltd.(c)	5,740,206	19,037,992
XinTec Inc.(c)	1,535,000	8,183,608
XPEC Entertainment Inc.(a)(d)	31,000	—
Yageo Corp.(c)	3,599,258	60,981,296
Yang Ming Marine Transport Corp.(c)	15,656,677	34,351,837
Yankey Engineering Co. Ltd.(c)	527,000	7,050,926
YFY Inc.	10,723,000	9,697,218
Yieh Phui Enterprise Co. Ltd.(c)	12,031,558	6,231,956
Yuanta Financial Holding Co. Ltd.	92,642,216	102,709,246
Yulon Finance Corp.(c)	2,264,002	8,169,019
Yulon Motor Co. Ltd.(c)	5,242,276	7,903,408
Yungshin Construction & Development Co. Ltd.(c)	656,628	3,030,199
Zhen Ding Technology Holding Ltd.(c)	5,537,950	19,467,214
ZillTek Technology Corp.(c)	230,000	2,067,990
Zyxel Group Corp.(c)	1,912,000	2,336,422
		15,374,836,624
Thailand — 1.4%
Advanced Info Service PCL, NVDR(c)	10,625,500	85,913,657
Airports of Thailand PCL, NVDR(c)	37,692,200	47,824,021
Amata Corp. PCL, NVDR	12,286,830	8,467,319
AP Thailand PCL, NVDR(c)	30,251,190	7,936,475
B Grimm Power PCL, NVDR(c)	8,836,300	2,904,718
Bangchak Corp. PCL, NVDR(c)	9,867,800	11,155,505
Bangkok Airways PCL, NVDR	15,480,000	9,182,972
Bangkok Chain Hospital PCL, NVDR(c)	16,857,750	7,991,676
Bangkok Commercial Asset Management PCL, NVDR(c)	18,084,600	3,371,269
Bangkok Dusit Medical Services PCL, NVDR	96,973,600	68,673,966
Bangkok Expressway & Metro PCL, NVDR(c)	68,765,185	12,907,388
Banpu PCL, NVDR(c)	67,363,300	8,174,834
BCPG PCL, NVDR(c)	18,782,525	3,111,591
Betagro PCL, NVS(c)	7,659,300	4,376,450
BTS Group Holdings PCL, NVDR(a)(c)	89,067,920	15,172,419
Bumrungrad Hospital PCL, NVDR(c)	5,253,800	30,073,267
Carabao Group PCL, NVDR	3,606,600	7,178,004
Central Pattana PCL, NVDR	18,008,200	26,020,950
Central Plaza Hotel PCL, NVDR(c)	5,716,500	5,277,439
Central Retail Corp. PCL, NVDR(c)	17,827,317	17,501,492
CH Karnchang PCL, NVDR(c)	15,282,400	6,189,214
Charoen Pokphand Foods PCL, NVDR(c)	33,107,100	23,667,054
Security	Shares	Value
Thailand (continued)
Chularat Hospital PCL, NVDR(c)	90,473,500	$5,718,714
CK Power PCL, NVDR	31,080,600	2,404,064
Com7 PCL, NVDR(c)	10,770,100	6,932,349
CP ALL PCL, NVDR(c)	52,216,200	82,572,389
CP Axtra PCL	14,770,093	12,448,068
Delta Electronics Thailand PCL, NVDR	28,293,600	64,592,402
Dohome PCL, NVDR(c)	9,552,504	2,032,289
Dynasty Ceramic PCL, NVDR	3,168,820	114,058
Electricity Generating PCL, NVDR	2,559,600	7,207,425
Energy Absolute PCL, NVDR(c)	26,212,300	1,894,336
GFPT PCL, NVDR	3,235,900	772,968
Gulf Energy Development PCL, NVDR(c)	27,294,144	39,212,728
Gunkul Engineering PCL, NVDR	55,269,741	2,755,641
Hana Microelectronics PCL, NVDR(c)	5,465,400	2,595,815
Home Product Center PCL, NVDR(c)	57,214,075	14,185,290
Intouch Holdings PCL, NVDR(c)	8,533,225	19,795,240
IRPC PCL, NVDR(c)	109,771,600	2,737,726
Jasmine International PCL, NVDR(a)	48,788,258	2,349,453
Jasmine Technology Solution PCL(a)(c)	2,012,523	2,316,332
Jaymart Group Holdings PCL, NVDR(c)	7,448,500	2,063,008
JMT Network Services PCL, NVDR(c)	5,781,600	2,024,986
Kasikornbank PCL, NVDR	5,157,500	22,912,674
KCE Electronics PCL, NVDR	6,413,100	3,459,757
Kiatnakin Phatra Bank PCL, NVDR(c)	4,404,300	7,103,922
Krung Thai Bank PCL, NVDR	28,986,800	19,111,738
Krungthai Card PCL, NVDR(c)	8,176,800	11,883,630
Land & Houses PCL, NVDR	65,215,600	8,456,917
MBK PCL, NVDR(c)	12,275,600	6,044,863
Mega Lifesciences PCL, NVDR(c)	5,183,000	4,944,102
Minor International PCL, NVDR	31,747,560	27,039,748
Muangthai Capital PCL, NVDR	7,376,600	10,183,647
Ngern Tid Lor PCL, NVDR	13,258,204	6,735,189
Osotspa PCL, NVDR(c)	13,405,700	5,853,758
Plan B Media PCL, NVDR(c)	31,119,688	6,018,476
Prima Marine PCL, NVDR(c)	18,722,300	4,136,465
PSG Corp. PCL, NVS(a)	51,312,900	315,333
PTT Exploration & Production PCL, NVDR(c)	11,646,901	37,221,366
PTT Global Chemical PCL, NVDR(c)	19,293,800	9,008,042
PTT Oil & Retail Business PCL, NVDR(c)	24,221,100	7,814,224
PTT PCL, NVDR(c)	87,643,800	80,851,318
Quality Houses PCL, NVDR(c)	113,932,417	5,310,009
Ratch Group PCL, NVDR(c)	8,411,700	6,403,942
Regional Container Lines PCL, NVDR(c)	5,107,500	3,646,902
Sansiri PCL, NVDR(c)	155,883,000	7,635,345
SCB X PCL, NVDR	6,722,300	24,033,655
Siam Cement PCL (The), NVDR(c)	6,540,700	24,428,435
SISB PCL(c)	3,656,900	2,280,582
Sri Trang Agro-Industry PCL, NVDR	8,916,060	4,135,906
Sri Trang Gloves Thailand PCL, NVDR(c)	11,199,600	2,452,869
Srisawad Corp. PCL, NVDR(c)	7,870,143	7,974,109
Supalai PCL, NVDR(c)	16,595,500	8,357,727
Thai Oil PCL, NVDR(c)	10,456,700	6,985,931
Thai Union Group PCL, NVDR	24,675,000	8,240,493
Thai Vegetable Oil PCL, NVDR(c)	8,348,310	5,472,299
Thanachart Capital PCL, NVDR(c)	4,920,900	6,876,613
Thonburi Healthcare Group PCL, NVDR	2,695,600	867,704
Tisco Financial Group PCL, NVDR(c)	4,014,700	11,543,328
TMBThanachart Bank PCL, NVDR	158,127,000	8,891,783
TPI Polene PCL, NVDR(c)	82,392,600	2,169,971
True Corp. PCL, NVDR(a)(c)	96,074,956	32,403,293
TTW PCL, NVDR(c)	28,399,500	7,521,120
VGI PCL, NVDR(a)	28,277,200	2,578,449

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
WHA Corp. PCL, NVDR	87,987,400	$8,870,876
		1,167,973,471
Turkey — 0.8%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	3,887,422	2,081,972
Akbank TAS	28,334,359	52,468,424
Akcansa Cimento A/S	180,804	852,364
Akfen Yenilenebilir Enerji A/S, NVS(a)	3,308,064	1,551,360
Aksa Akrilik Kimya Sanayii AS	20,951,942	7,453,969
Alarko Holding A/S(c)	2,151,236	4,512,104
Anadolu Anonim Turk Sigorta Sirketi(a)	2,093,231	6,150,360
Anadolu Efes Biracilik Ve Malt Sanayii A/S	2,043,406	9,699,265
Aselsan Elektronik Sanayi Ve Ticaret A/S(c)	12,802,364	32,791,260
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(c)	2,718,053	8,142,668
Baticim Bati Anadolu Cimento Sanayii A/S(a)	25,058,850	2,719,850
BIM Birlesik Magazalar A/S(c)	4,132,966	57,319,313
Cimsa Cimento Sanayi VE Ticaret AS	4,121,392	5,105,064
Coca-Cola Icecek A/S	6,813,730	9,944,734
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS	2,252,606	1,049,597
Dogan Sirketler Grubu Holding AS(c)	16,651,895	5,979,529
Dogus Otomotiv Servis ve Ticaret AS(c)	745,366	3,534,491
EGE Endustri VE Ticaret AS(c)	11,582	2,807,825
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)(c)	27,518,496	10,861,150
Enerjisa Enerji AS(b)(c)	4,399,563	7,016,488
Enerya Enerji A/S, NVS	368,309	2,248,129
Eregli Demir ve Celik Fabrikalari TAS(c)	27,984,904	17,158,616
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S, NVS(a)	1,835,365	1,647,584
Ford Otomotiv Sanayi AS	620,567	15,010,391
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	1,368,076	1,782,529
Gubre Fabrikalari TAS(a)	816,730	6,178,403
Haci Omer Sabanci Holding AS	9,392,911	25,009,720
Hektas Ticaret TAS(a)(c)	27,940,361	2,542,487
Is Gayrimenkul Yatirim Ortakligi AS(a)	6,694,099	3,141,842
Is Yatirim Menkul Degerler AS	5,176,475	5,848,315
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)(c)	9,378,175	7,145,522
KOC Holding AS	6,839,204	28,686,255
Kocaer Celik Sanayi Ve Ticaret A/S	4,756,744	1,319,407
Kontrolmatik Enerji Ve Muhendislik AS, NVS(c)	3,169,765	2,616,767
Konya Cimento Sanayii A/S(a)	6,827	1,025,414
Koza Altin Isletmeleri AS(a)(c)	9,661,075	5,970,015
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(c)	2,289,411	4,211,868
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)(c)	4,177,064	7,650,392
MIA Teknoloji A/S, NVS(a)(c)	2,622,563	2,314,571
Migros Ticaret AS(c)	957,469	14,783,825
MLP Saglik Hizmetleri AS(a)(b)	1,164,467	11,402,184
Nuh Cimento Sanayi AS	451,443	3,127,395
Otokar Otomotiv Ve Savunma Sanayi AS	311,117	3,334,181
Oyak Cimento Fabrikalari AS(a)(c)	12,278,347	9,355,636
Pegasus Hava Tasimaciligi AS(a)(c)	2,163,849	14,174,687
Petkim Petrokimya Holding AS(a)(c)	13,118,092	5,867,856
Sasa Polyester Sanayi AS(a)(c)	94,963,729	9,211,540
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	1,706,274	1,692,022
Sok Marketler Ticaret AS(c)	3,710,221	3,882,289
TAB Gida Sanayi Ve Ticaret A/S, NVS	652,600	2,906,625
TAV Havalimanlari Holding AS(a)	2,101,151	14,362,907
Tekfen Holding AS(a)	2,734,071	5,275,590
Security	Shares	Value
Turkey (continued)
Tofas Turk Otomobil Fabrikasi AS(c)	1,220,366	$6,522,489
Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,677,254	2,473,239
Turk Hava Yollari AO(a)(c)	4,951,956	41,983,320
Turkcell Iletisim Hizmetleri AS(c)	11,173,818	30,997,201
Turkiye Is Bankasi AS, Class C	78,848,602	32,887,611
Turkiye Petrol Rafinerileri AS(c)	8,545,272	30,281,763
Turkiye Sigorta A/S	11,919,128	5,315,213
Turkiye Sinai Kalkinma Bankasi AS(a)	17,543,100	5,938,297
Turkiye Sise ve Cam Fabrikalari AS(c)	10,511,529	10,244,661
Ulker Biskuvi Sanayi AS(a)(c)	2,109,567	6,402,911
Vestel Elektronik Sanayi ve Ticaret AS(a)	1,317,042	2,024,391
Yapi ve Kredi Bankasi A/S	30,358,383	24,579,939
YEO Teknoloji Enerji VE Endustri A/S, NVS(a)	1,153,028	1,529,586
Zorlu Enerji Elektrik Uretim AS(a)(c)	21,051,560	2,179,419
		676,286,791
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	26,961,661	83,981,050
Abu Dhabi Islamic Bank PJSC	13,336,289	61,729,470
Abu Dhabi National Hotels	54,420,596	8,416,282
Abu Dhabi National Oil Co. for Distribution PJSC	29,584,770	28,150,435
ADNOC Drilling Co. PJSC	28,406,915	42,462,450
Agility Global PLC	29,636,352	10,328,645
Agthia Group PJSC	3,649,331	4,888,628
Air Arabia PJSC	25,827,312	24,566,751
Ajman Bank PJSC(a)	12,644,307	5,783,796
Aldar Properties PJSC	35,722,556	86,905,365
Amanat Holdings PJSC	25,956,159	7,703,278
Americana Restaurants International PLC - Foreign Co.	23,837,384	15,576,808
Aramex PJSC(a)	6,647,606	5,071,649
Dana Gas PJSC(a)	46,798,526	10,117,223
Dubai Financial Market PJSC	16,793,903	6,313,639
Dubai Investments PJSC	23,533,880	14,371,676
Dubai Islamic Bank PJSC	25,466,909	53,682,864
Emaar Development PJSC	8,077,576	28,423,540
Emaar Properties PJSC	59,317,988	219,114,115
Emirates Central Cooling Systems Corp.	18,909,637	8,546,729
Emirates NBD Bank PJSC	17,220,792	103,622,491
Emirates Telecommunications Group Co. PJSC	31,338,026	142,323,402
First Abu Dhabi Bank PJSC	40,002,377	155,097,365
Gulf Navigation Holding PJSC(a)	4,137,986	6,196,698
Multiply Group PJSC(a)	30,685,311	16,041,331
NMDC Energy, NVS	10,846,970	8,564,757
Parkin Co. PJSC	8,271,505	10,577,932
Phoenix Group PLC(a)	10,151,659	2,910,676
RAK Properties PJSC	8,578,967	3,157,971
Space42 PLC(a)	12,177,786	5,839,720
Taaleem Holdings PJSC, NVS	3,407,003	3,543,598
		1,184,010,334
Total Common Stocks — 97.9% (Cost: $65,595,714,647)		79,595,496,074
Preferred Stocks
Brazil — 1.0%
Alpargatas SA, Preference Shares, NVS	2,415,572	2,597,058
Banco ABC Brasil SA, Preference Shares, NVS	2,015,695	6,751,336
Banco Bradesco SA, Preference Shares, NVS	47,085,377	89,889,793
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	2,874,530	5,272,889
Banco Pan SA, Preference Shares, NVS	3,772,794	4,536,849
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
Bradespar SA, Preference Shares, NVS	2,218,299	$6,254,408
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	2,371,915	16,908,150
Cia Energetica de Minas Gerais, Preference Shares, NVS	16,588,758	31,359,350
Cia Paranaense de Energia - Copel, Preference Shares, NVS	6,729,699	11,281,603
Cia. de Ferro Ligas da Bahia FERBASA, Preference Shares, NVS	2,303,112	2,918,179
Cia. De Sanena Do Parana, Preference Shares, NVS	1,793,854	1,633,089
Gerdau SA, Preference Shares, NVS	11,988,124	33,922,218
Itau Unibanco Holding SA, Preference Shares, NVS	42,990,770	233,221,267
Itausa SA, Preference Shares, NVS	50,032,348	74,696,074
Marcopolo SA, Preference Shares, NVS	8,172,784	10,202,706
Metalurgica Gerdau SA, Preference Shares, NVS	5,827,615	9,076,496
Petroleo Brasileiro SA, Preference Shares, NVS	39,463,440	240,829,771
Unipar Carbocloro SA, Preference Shares, NVS	620,056	4,788,659
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	5,026,944	4,875,264
		791,015,159
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	3,726,504	12,481,729
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,277,129	48,980,616
		61,462,345
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	4,219,024	43,573,417
South Korea — 0.3%
Hyundai Motor Co.
Preference Shares, NVS	206,335	21,171,739
Series 2, Preference Shares, NVS	328,157	34,898,935
LG Chem Ltd., Preference Shares, NVS(a)	5,809	453,661
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,254,154	222,910,657
		279,434,992
Total Preferred Stocks — 1.5% (Cost: $1,182,720,001)		1,175,485,913
Rights
Brazil — 0.0%
Itausa SA, (Expires 04/25/25, Strike Price BRL 6.70)(a)	677,359	240,449
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(d)	513,530	1
South Korea — 0.0%
ISU PETASYS Co., Ltd., (Expires 04/17/25, Strike Price KRW 33,500)(a)	65,385	185,486
Security	Shares	Value
Taiwan — 0.0%
Da-Li Development Co.,Ltd., (Expires 03/18/25, Strike Price TWD 36)	2,155,923	$20,568
JSL Construction & Development Co., Ltd., (Expires 03/21/25, Strike Price TWD 83)	1,297,500	26,339
Shinfox Energy Co., Ltd., (Expires 04/14/25, Strike Price TWD 80)	945,000	174,357
		221,264
Total Rights — 0.0% (Cost: $—)		647,200
Warrants
Malaysia — 0.0%
Supermax Corporation Bhd, (Expires 03/01/30, Strike Price MYR 1.15)(a)	986,431	2
Total Warrants — 0.0% (Cost: $—)		2
Total Long-Term Investments — 99.4% (Cost: $66,778,434,648)		80,771,629,189
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(g)(h)(i)	2,956,799,597	2,958,277,997
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(g)(h)	305,490,000	305,490,000
Total Short-Term Securities — 4.0% (Cost: $3,262,180,048)		3,263,767,997
Total Investments — 103.4% (Cost: $70,040,614,696)		84,035,397,186
Liabilities in Excess of Other Assets — (3.4)%		(2,745,823,508)
Net Assets — 100.0%		$81,289,573,678

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,941,242, representing less than 0.05% of its net assets as of period end, and an original cost of $6,299,832.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In- stitutional, SL Agency Shares	$3,027,086,874	$—	$(68,576,797)(a)	$185,293	$(417,373)	$2,958,277,997	2,956,799,597	$32,680,204 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	172,060,000	133,430,000 (a)	—	—	—	305,490,000	305,490,000	17,497,655	—
				$185,293	$(417,373)	$3,263,767,997		$50,177,859	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	7,213	03/21/25	$395,453	$(11,601,007)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$11,601,007	$—	$—	$—	$11,601,007

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(9,451,273)	$—	$—	$—	$(9,451,273)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(18,929,120)	$—	$—	$—	$(18,929,120)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Core MSCI Emerging Markets ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$329,907,083
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$10,039,953,795	$69,547,315,178	$8,227,101	$79,595,496,074
Preferred Stocks	834,588,576	340,897,337	—	1,175,485,913
Rights	174,357	472,842	1	647,200
Warrants	—	2	—	2
Short-Term Securities
Money Market Funds	3,263,767,997	—	—	3,263,767,997
	$14,138,484,725	$69,888,685,359	$8,227,102	$84,035,397,186
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(11,601,007)	$—	$—	$(11,601,007)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 5.9%
Ambev SA	78,477	$162,881
B3 SA - Brasil Bolsa Balcao	94,986	167,784
Banco Bradesco SA	26,973	47,462
Banco BTG Pactual SA	20,591	110,445
Banco do Brasil SA	29,082	134,898
BB Seguridade Participacoes SA	11,993	77,079
BRF SA	8,590	26,160
Caixa Seguridade Participacoes S/A	10,212	26,364
CCR SA	19,795	39,337
Centrais Eletricas Brasileiras SA	21,539	139,822
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8,017	129,331
CPFL Energia SA	3,515	20,943
Embraer SA(a)	12,334	146,056
Energisa SA	4,042	26,129
Engie Brasil Energia SA	3,774	23,826
Equatorial Energia SA	20,793	106,161
Equatorial Energia SA, NVS(a)	71	353
JBS SA	13,394	70,500
Klabin SA	14,573	48,934
Localiza Rent a Car SA	16,228	77,451
Natura & Co. Holding SA	15,022	32,990
NU Holdings Ltd./Cayman Islands, Class A(a)(b)	55,389	595,432
Petroleo Brasileiro SA	64,335	426,704
PRIO SA(a)	13,209	85,635
Raia Drogasil SA	22,718	67,062
Rede D'Or Sao Luiz SA(c)	13,357	61,684
Rumo SA	23,199	66,709
Suzano SA	12,315	117,782
Telefonica Brasil SA	7,178	58,934
TIM SA/Brazil	15,107	41,490
TOTVS SA	9,065	53,827
Ultrapar Participacoes SA	12,839	36,264
Vale SA	62,604	586,416
Vibra Energia SA	17,686	51,127
WEG SA	28,951	238,093
XP Inc., Class A	6,426	90,928
		4,192,993
China — 58.8%
360 Security Technology Inc., Class A	8,531	13,037
AAC Technologies Holdings Inc.	14,500	84,129
ACM Research Shanghai Inc., Class A	289	4,264
Advanced Micro-Fabrication Equipment Inc./China, Class A	867	24,459
AECC Aviation Power Co. Ltd., Class A	3,700	17,878
Agricultural Bank of China Ltd., Class A	96,200	67,742
Agricultural Bank of China Ltd., Class H	444,000	264,683
Aier Eye Hospital Group Co. Ltd., Class A	7,412	14,184
Air China Ltd., Class A(a)	10,900	10,836
Akeso Inc.(a)(c)	12,000	113,210
Alibaba Group Holding Ltd.	281,220	4,649,887
Alibaba Health Information Technology Ltd.(a)(b)	108,000	69,746
Aluminum Corp. of China Ltd., Class A	11,100	10,981
Aluminum Corp. of China Ltd., Class H	74,000	43,368
Anhui Conch Cement Co. Ltd., Class A	3,700	11,815
Anhui Conch Cement Co. Ltd., Class H	18,500	50,562
Anhui Gujing Distillery Co. Ltd., Class A	600	13,843
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	3,700	17,217
ANTA Sports Products Ltd.	23,440	263,045
Autohome Inc., ADR	1,221	35,092
Security	Shares	Value
China (continued)
Avary Holding Shenzhen Co. Ltd., Class A	3,700	$20,450
AviChina Industry & Technology Co. Ltd., Class H	37,000	18,444
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	7,400	8,028
Baidu Inc., Class A(a)	38,856	423,290
Bank of Beijing Co. Ltd., Class A	22,290	17,862
Bank of Changsha Co. Ltd., Class A	3,700	4,356
Bank of Chengdu Co. Ltd., Class A	3,700	8,152
Bank of China Ltd., Class A	40,700	30,158
Bank of China Ltd., Class H	1,213,000	689,198
Bank of Communications Co. Ltd., Class A	40,700	40,278
Bank of Communications Co. Ltd., Class H	148,200	125,733
Bank of Hangzhou Co. Ltd., Class A	7,499	14,833
Bank of Jiangsu Co. Ltd., Class A	18,560	23,261
Bank of Nanjing Co. Ltd., Class A	11,100	15,382
Bank of Ningbo Co. Ltd., Class A	3,710	12,377
Bank of Shanghai Co. Ltd., Class A	14,690	18,870
Bank of Suzhou Co. Ltd., Class A	3,700	3,796
Baoshan Iron & Steel Co. Ltd., Class A	22,200	21,570
BeiGene Ltd.(a)	12,886	275,330
Beijing Enterprises Holdings Ltd.	8,500	29,302
Beijing Enterprises Water Group Ltd.	74,000	21,651
Beijing Kingsoft Office Software Inc., Class A	578	27,604
Beijing New Building Materials PLC, Class A	3,100	12,261
Beijing Tiantan Biological Products Corp. Ltd., Class A	4,520	12,320
Beijing Yanjing Brewery Co. Ltd., Class A	3,700	5,984
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	51,800	38,929
Bilibili Inc., Class Z(a)	3,845	78,098
BOC Aviation Ltd.(c)	3,700	28,583
BOC International China Co. Ltd., Class A	3,700	5,399
BOE Technology Group Co. Ltd., Class A	32,900	19,482
Bosideng International Holdings Ltd.	74,000	36,072
BYD Co. Ltd., Class A	2,100	104,741
BYD Co. Ltd., Class H	18,000	862,573
BYD Electronic International Co. Ltd.	14,500	93,907
C&D International Investment Group Ltd.	13,000	25,809
Caitong Securities Co. Ltd., Class A	7,420	8,092
Cambricon Technologies Corp. Ltd., Class A(a)	500	51,045
Capital Securities Co. Ltd., Class A	3,700	10,785
CCOOP Group Co. Ltd., Class A(a)	18,500	7,743
CGN Power Co. Ltd., Class A	14,400	7,163
CGN Power Co. Ltd., Class H(c)	185,000	57,726
Changchun High-Tech Industry Group Co. Ltd., Class A	710	9,281
Changjiang Securities Co. Ltd., Class A	7,400	6,545
Chaozhou Three-Circle Group Co. Ltd., Class A	3,700	19,773
Chifeng Jilong Gold Mining Co. Ltd., Class A	3,700	9,402
China CITIC Bank Corp. Ltd., Class H	148,000	109,032
China Coal Energy Co. Ltd., Class H	37,000	38,276
China Communications Services Corp. Ltd., Class H	74,800	45,900
China Construction Bank Corp., Class A	14,800	17,283
China Construction Bank Corp., Class H	1,663,370	1,411,152
China CSSC Holdings Ltd., Class A	4,700	19,949
China Eastern Airlines Corp. Ltd., Class A(a)	22,321	11,739
China Energy Engineering Corp. Ltd., Class A	33,300	10,527
China Everbright Bank Co. Ltd., Class A	59,200	30,577
China Everbright Bank Co. Ltd., Class H	37,000	14,957
China Feihe Ltd.(c)	76,000	54,883
China Galaxy Securities Co. Ltd., Class A	11,100	25,442
China Galaxy Securities Co. Ltd., Class H	55,500	56,204
China Gas Holdings Ltd.	44,400	38,604
China Great Wall Securities Co. Ltd., Class A	7,400	8,255
China Hongqiao Group Ltd.	55,500	89,237
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China International Capital Corp. Ltd., Class A	3,700	$17,966
China International Capital Corp. Ltd., Class H(c)	29,600	56,218
China Jushi Co. Ltd., Class A	2,373	3,713
China Life Insurance Co. Ltd., Class A	3,793	20,306
China Life Insurance Co. Ltd., Class H	129,000	248,634
China Literature Ltd.(a)(b)(c)	7,400	24,060
China Longyuan Power Group Corp. Ltd., Class H	37,000	28,480
China Mengniu Dairy Co. Ltd.	55,000	125,711
China Merchants Bank Co. Ltd., Class A	20,900	120,806
China Merchants Bank Co. Ltd., Class H	69,456	407,725
China Merchants Energy Shipping Co. Ltd., Class A	11,100	9,602
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	7,400	13,988
China Merchants Port Holdings Co. Ltd.	22,000	36,023
China Merchants Securities Co. Ltd., Class A	9,650	23,997
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	8,581	11,573
China Minsheng Banking Corp. Ltd., Class A	37,000	20,945
China Minsheng Banking Corp. Ltd., Class H	111,000	52,882
China National Building Material Co. Ltd., Class H	74,000	36,997
China National Chemical Engineering Co. Ltd., Class A	8,400	8,245
China National Nuclear Power Co. Ltd., Class A	22,200	29,207
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,700	11,376
China Oilfield Services Ltd., Class H	36,000	29,950
China Overseas Land & Investment Ltd.	55,800	103,471
China Pacific Insurance Group Co. Ltd., Class A	7,400	31,441
China Pacific Insurance Group Co. Ltd., Class H	44,400	131,722
China Petroleum & Chemical Corp., Class A	33,300	26,445
China Petroleum & Chemical Corp., Class H	370,600	197,477
China Power International Development Ltd.	74,000	28,576
China Railway Group Ltd., Class A	33,900	27,523
China Railway Group Ltd., Class H	37,000	18,253
China Railway Signal & Communication Corp. Ltd., Class A	14,800	11,756
China Renewable Energy Investment Ltd.(a)(d)	7,709	—
China Resources Beer Holdings Co. Ltd.	30,000	96,279
China Resources Gas Group Ltd.	14,800	49,840
China Resources Land Ltd.	58,444	195,705
China Resources Microelectronics Ltd., Class A	1,600	10,360
China Resources Mixc Lifestyle Services Ltd.(c)	14,800	61,507
China Resources Pharmaceutical Group Ltd.(c)	37,000	25,215
China Resources Power Holdings Co. Ltd.	32,200	74,471
China Ruyi Holdings Ltd.(a)(b)	148,000	43,439
China Shenhua Energy Co. Ltd., Class A	7,800	37,959
China Shenhua Energy Co. Ltd., Class H	56,000	213,655
China Southern Airlines Co. Ltd., Class A(a)	14,800	11,889
China State Construction Engineering Corp. Ltd., Class A	44,400	33,436
China State Construction International Holdings Ltd.	40,000	61,092
China Taiping Insurance Holdings Co. Ltd.	29,640	43,725
China Three Gorges Renewables Group Co. Ltd., Class A	33,300	19,191
China Tourism Group Duty Free Corp. Ltd., Class A	2,000	16,833
China Tower Corp. Ltd., Class H(c)	74,000	105,048
China United Network Communications Ltd., Class A	33,400	28,695
China Vanke Co. Ltd., Class A(a)	11,138	11,867
China Vanke Co. Ltd., Class H(a)(b)	37,001	31,563
China XD Electric Co. Ltd., Class A, NVS	3,900	3,617
China Yangtze Power Co. Ltd., Class A	25,956	97,450
China Zheshang Bank Co. Ltd., Class A	18,640	7,319
Chongqing Changan Automobile Co. Ltd., Class A	6,452	11,488
Chongqing Rural Commercial Bank Co. Ltd., Class A	11,100	8,615
Security	Shares	Value
China (continued)
Chongqing Zhifei Biological Products Co. Ltd., Class A	2,150	$7,435
Chow Tai Fook Jewellery Group Ltd.	37,000	35,751
CITIC Ltd.	74,000	84,808
Citic Pacific Special Steel Group Co. Ltd., Class A	3,700	6,189
CITIC Securities Co. Ltd., Class A	11,275	42,420
CITIC Securities Co. Ltd., Class H	28,050	80,667
CMOC Group Ltd., Class A	18,500	17,001
CMOC Group Ltd., Class H	69,000	46,487
CNOOC Energy Technology & Services Ltd., Class A	7,400	3,840
CNPC Capital Co. Ltd., Class A, NVS	11,100	9,672
Contemporary Amperex Technology Co. Ltd., Class A	4,840	176,274
Cosco Shipping Energy Transportation Co. Ltd., Class A	14,600	22,409
Cosco Shipping Holdings Co. Ltd., Class A	11,270	21,126
Cosco Shipping Holdings Co. Ltd., Class H	55,849	82,170
CRRC Corp. Ltd., Class A	25,900	26,639
CRRC Corp. Ltd., Class H	74,000	49,176
CSC Financial Co. Ltd., Class A	3,700	12,486
CSPC Innovation Pharmaceutical Co. Ltd., Class A	3,548	17,164
CSPC Pharmaceutical Group Ltd.	152,160	92,297
Daqin Railway Co. Ltd., Class A	18,500	17,009
Datang International Power Generation Co. Ltd., Class A	14,800	5,658
Dongfang Electric Corp. Ltd., Class A	3,700	7,436
Dongxing Securities Co. Ltd., Class A	7,499	12,225
East Money Information Co. Ltd., Class A	14,888	47,617
Eastroc Beverage Group Co. Ltd., Class A	910	27,669
ENN Energy Holdings Ltd.	14,800	98,594
ENN Natural Gas Co. Ltd., Class A	3,700	10,300
Eve Energy Co. Ltd., Class A	3,900	25,150
Everbright Securities Co. Ltd., Class A	5,797	14,018
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	14,800	4,696
Far East Horizon Ltd.	37,000	28,022
Flat Glass Group Co. Ltd., Class A	3,700	11,053
Focus Media Information Technology Co. Ltd., Class A	16,739	14,603
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,341	30,243
Fosun International Ltd.	37,000	20,958
Founder Securities Co. Ltd., Class A	11,100	12,082
Foxconn Industrial Internet Co. Ltd., Class A	14,800	43,954
Fuyao Glass Industry Group Co. Ltd., Class A	3,925	30,294
Fuyao Glass Industry Group Co. Ltd., Class H(c)	8,400	57,137
Ganfeng Lithium Group Co. Ltd., Class A	3,700	18,528
GCL Technology Holdings Ltd.(a)	370,000	59,311
GD Power Development Co. Ltd., Class A	17,500	10,165
Geely Automobile Holdings Ltd.	111,000	250,976
GEM Co. Ltd., Class A	3,999	3,735
Genscript Biotech Corp.(a)	26,000	42,565
GF Securities Co. Ltd., Class A	7,400	15,608
Giant Biogene Holding Co. Ltd.(c)	7,400	59,737
GigaDevice Semiconductor Inc., Class A(a)	1,400	25,466
GoerTek Inc., Class A	3,700	14,500
Goldwind Science & Technology Co. Ltd., Class A	5,153	6,404
Gotion High-tech Co. Ltd., Class A	3,700	11,863
Great Wall Motor Co. Ltd., Class A	3,700	12,669
Great Wall Motor Co. Ltd., Class H	37,000	61,463
Gree Electric Appliances Inc. of Zhuhai, Class A	3,700	20,771
GRG Banking Equipment Co. Ltd., Class A	3,700	7,264
Guangdong Investment Ltd.	74,000	56,208
Guanghui Energy Co. Ltd., Class A	11,100	9,340
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,000	8,637
Guolian Securities Co. Ltd., Class A	3,700	5,770
Guosen Securities Co. Ltd., Class A	7,400	10,626
Guotai Junan Securities Co. Ltd., Class A	7,400	17,642
Guotai Junan Securities Co. Ltd., Class H(c)	9,600	14,683

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Guoyuan Securities Co. Ltd., Class A	7,420	$8,162
H World Group Ltd., ADR	3,542	127,122
Haidilao International Holding Ltd.(b)(c)	32,000	68,556
Haier Smart Home Co. Ltd., Class A	7,479	26,998
Haier Smart Home Co. Ltd., Class A	44,400	142,220
Hainan Airlines Holding Co. Ltd., Class A(a)	44,400	9,414
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	14,800	7,695
Haitian International Holdings Ltd.	12,000	32,061
Haitong Securities Co. Ltd., Class A	11,100	15,839
Haitong Securities Co. Ltd., Class H	44,400	36,824
Hangzhou First Applied Material Co. Ltd., Class A	3,940	8,049
Hansoh Pharmaceutical Group Co. Ltd.(c)	24,000	55,648
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	3,700	9,197
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,700	13,648
Hengan International Group Co. Ltd.	14,000	39,313
Hengli Petrochemical Co. Ltd., Class A	7,400	15,919
Hengtong Optic-Electric Co. Ltd., Class A	3,700	7,915
Hisense Home Appliances Group Co. Ltd., Class A	7,400	29,030
HLA Group Corp. Ltd., Class A	3,700	4,037
Hua Hong Semiconductor Ltd.(c)	11,345	50,421
Huadian Power International Corp. Ltd., Class A	8,000	6,141
Huadong Medicine Co. Ltd., Class A	2,900	13,791
Huafon Chemical Co. Ltd., Class A	7,400	8,412
Huaibei Mining Holdings Co. Ltd., Class A	3,700	6,866
Hualan Biological Engineering Inc., Class A	1,750	3,797
Huaneng Power International Inc., Class A	7,200	6,643
Huaneng Power International Inc., Class H	74,000	41,391
Huatai Securities Co. Ltd., Class A	7,400	17,793
Huatai Securities Co. Ltd., Class H(c)	22,200	37,326
Huaxia Bank Co. Ltd., Class A	14,800	14,665
Huayu Automotive Systems Co. Ltd., Class A	3,799	9,508
Huizhou Desay Sv Automotive Co. Ltd., Class A	1,700	28,973
Humanwell Healthcare Group Co. Ltd., Class A	3,700	10,106
Hundsun Technologies Inc., Class A	3,100	13,084
Hygon Information Technology Co. Ltd., Class A, NVS	2,729	60,528
IEIT Systems Co. Ltd., Class A	1,983	16,279
Iflytek Co. Ltd., Class A	3,129	22,333
Industrial & Commercial Bank of China Ltd., Class A	73,200	69,005
Industrial & Commercial Bank of China Ltd., Class H	1,184,050	838,511
Industrial Bank Co. Ltd., Class A	22,200	63,348
Industrial Securities Co. Ltd., Class A	11,100	9,127
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	55,500	13,811
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	3,700	9,021
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	14,800	11,671
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,400	28,774
Inner Mongolia Yitai Coal Co. Ltd., Class B	18,700	36,088
Innovent Biologics Inc.(a)(b)(c)	18,500	96,466
JA Solar Technology Co. Ltd., Class A	4,300	7,516
JCET Group Co. Ltd., Class A	2,400	12,375
JD Health International Inc.(a)(c)	18,500	80,499
JD Logistics Inc.(a)(c)	33,300	59,679
JD.com Inc., Class A	42,570	890,184
Jiangsu Eastern Shenghong Co. Ltd., Class A	7,400	9,393
Jiangsu Expressway Co. Ltd., Class H	18,000	20,503
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,400	15,308
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	7,568	47,777
Jiangsu King's Luck Brewery JSC Ltd., Class A	2,200	16,033
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	7,400	10,662
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,900	20,192
Security	Shares	Value
China (continued)
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,700	$7,027
Jiangxi Copper Co. Ltd., Class A	3,700	10,597
Jiangxi Copper Co. Ltd., Class H	12,000	18,958
Jinduicheng Molybdenum Co. Ltd., Class A	3,700	5,067
Jinko Solar Co. Ltd., Class A	7,000	6,644
Kanzhun Ltd., ADR(a)	4,500	72,000
KE Holdings Inc., ADR	12,062	268,621
Kingdee International Software Group Co. Ltd.(a)	49,000	80,518
Kingsoft Corp. Ltd.	15,000	77,640
Kuaishou Technology(a)(c)	44,800	292,586
Kunlun Energy Co. Ltd.	74,000	73,926
Kweichow Moutai Co. Ltd., Class A	1,300	268,518
Legend Biotech Corp., ADR(a)	1,295	45,338
Lenovo Group Ltd.	148,000	221,877
Lens Technology Co. Ltd., Class A	4,500	16,634
Li Auto Inc., Class A(a)	21,318	326,819
Li Ning Co. Ltd.	37,000	81,465
Lingyi iTech Guangdong Co., Class A	7,400	9,943
Longfor Group Holdings Ltd.(c)	37,000	50,938
LONGi Green Energy Technology Co. Ltd., Class A	7,448	17,092
Luxshare Precision Industry Co. Ltd., Class A	7,902	47,144
Luzhou Laojiao Co. Ltd., Class A	1,600	27,847
Mango Excellent Media Co. Ltd., Class A	3,200	11,229
Maxscend Microelectronics Co. Ltd., Class A	1,400	16,135
Meituan, Class B(a)(c)	85,360	1,782,234
Metallurgical Corp. of China Ltd., Class A	18,500	7,936
Midea Group Co. Ltd.(a)	3,700	35,351
Midea Group Co. Ltd., Class A	4,100	41,193
MINISO Group Holding Ltd.	7,420	38,363
MMG Ltd.(a)	84,000	24,610
Montage Technology Co. Ltd., Class A	3,600	38,685
Muyuan Foods Co. Ltd., Class A	3,778	18,859
NARI Technology Co. Ltd., Class A	8,188	26,381
NAURA Technology Group Co. Ltd., Class A	600	37,044
NetEase Inc.	33,375	664,476
New China Life Insurance Co. Ltd., Class A	2,200	14,588
New China Life Insurance Co. Ltd., Class H	16,100	54,481
New Hope Liuhe Co. Ltd., Class A(a)	3,700	4,862
New Oriental Education & Technology Group Inc.(b)	25,930	123,733
Ninestar Corp., Class A(a)	2,500	9,023
Ningbo Sanxing Medical Electric Co. Ltd., Class A	200	753
Ningxia Baofeng Energy Group Co. Ltd., Class A	8,100	18,419
NIO Inc., Class A(a)	25,102	115,258
Nongfu Spring Co. Ltd., Class H(c)	37,000	165,057
OFILM Group Co. Ltd., Class A(a)	3,900	7,348
Orient Overseas International Ltd.	2,500	33,465
Orient Securities Co. Ltd., Class A	7,788	10,410
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	6,800	2,668
PDD Holdings Inc., ADR(a)	12,019	1,366,440
People's Insurance Co. Group of China Ltd. (The), Class A	11,100	10,068
People's Insurance Co. Group of China Ltd. (The), Class H	146,000	72,051
PetroChina Co. Ltd., Class A	14,600	15,784
PetroChina Co. Ltd., Class H	380,000	284,271
PICC Property & Casualty Co. Ltd., Class H	120,322	197,146
Ping An Bank Co. Ltd., Class A	18,500	29,307
Ping An Insurance Group Co. of China Ltd., Class A	11,100	77,019
Ping An Insurance Group Co. of China Ltd., Class H	118,000	699,416
Piotech Inc., Class A, NVS	312	7,656
Poly Developments and Holdings Group Co. Ltd., Class A	11,100	13,277
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Pop Mart International Group Ltd.(c)	7,400	$99,477
Postal Savings Bank of China Co. Ltd., Class A	25,900	18,930
Postal Savings Bank of China Co. Ltd., Class H(c)	148,000	94,012
Power Construction Corp. of China Ltd., Class A	18,500	12,714
Qifu Technology Inc.	2,072	83,046
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	3,700	8,394
Range Intelligent Computing Technology Group Co. Ltd., Class A	200	1,715
Rongsheng Petrochemical Co. Ltd., Class A	8,850	10,720
SAIC Motor Corp. Ltd., Class A	7,400	16,744
Sailun Group Co. Ltd., Class A	3,700	8,000
Sany Heavy Industry Co. Ltd., Class A	11,153	27,901
Satellite Chemical Co. Ltd., Class A	3,700	10,800
SDIC Capital Co. Ltd., Class A	7,400	7,216
SDIC Power Holdings Co. Ltd., Class A	7,400	14,455
Seres Group Co. Ltd., Class A, NVS	2,700	45,260
SF Holding Co. Ltd., Class A	3,700	21,223
Shaanxi Coal Industry Co. Ltd., Class A	10,705	27,861
Shandong Gold Mining Co. Ltd., Class A	2,880	9,337
Shandong Gold Mining Co. Ltd., Class H(c)	19,000	35,742
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,040	5,758
Shandong Nanshan Aluminum Co. Ltd., Class A	14,800	7,587
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	44,400	28,945
Shanghai Baosight Software Co. Ltd., Class A	3,720	16,743
Shanghai Baosight Software Co. Ltd., Class B	11,156	19,888
Shanghai Electric Group Co. Ltd., Class A(a)	14,400	16,183
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,100	14,061
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	3,700	9,753
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	11,100	16,813
Shanghai Pudong Development Bank Co. Ltd., Class A	29,600	41,381
Shanghai Putailai New Energy Technology Co. Ltd., Class A	3,700	8,713
Shanghai RAAS Blood Products Co. Ltd., Class A	11,500	10,689
Shanghai Rural Commercial Bank Co. Ltd., Class A	11,100	12,159
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	1,215	22,524
Shanjin International Gold Co. Ltd., Class A	3,700	8,292
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,500	3,326
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	3,652	6,047
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,360	38,131
Shenergy Co. Ltd., Class A	7,400	9,051
Shengyi Technology Co. Ltd., Class A	2,500	9,963
Shenwan Hongyuan Group Co. Ltd., Class A	27,994	19,648
Shenzhen Energy Group Co. Ltd., Class A	5,120	4,383
Shenzhen Inovance Technology Co. Ltd., Class A	1,497	14,885
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,400	48,750
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	6,804
Shenzhen Transsion Holdings Co. Ltd., Class A	1,297	16,580
Shenzhou International Group Holdings Ltd.	14,800	108,387
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,500	4,774
Sichuan Changhong Electric Co. Ltd., Class A	7,400	11,465
Sichuan Chuantou Energy Co. Ltd., Class A	7,405	15,208
Sichuan Road & Bridge Group Co. Ltd., Class A	8,788	8,859
Sino Biopharmaceutical Ltd.	165,000	68,507
Sinopharm Group Co. Ltd., Class H	29,600	74,586
Sinotruk Hong Kong Ltd.	19,500	51,777
Smoore International Holdings Ltd.(b)(c)	37,000	55,217
SooChow Securities Co. Ltd., Class A	7,452	8,194
Security	Shares	Value
China (continued)
Southwest Securities Co. Ltd., Class A	7,400	$4,536
Sungrow Power Supply Co. Ltd., Class A	3,950	38,540
Sunny Optical Technology Group Co. Ltd.	11,200	125,431
TAL Education Group, ADR(a)	7,178	92,740
TBEA Co. Ltd., Class A	6,160	10,205
TCL Technology Group Corp., Class A	17,050	10,838
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,850	7,236
Tencent Holdings Ltd.	111,900	6,887,054
Tencent Music Entertainment Group, ADR	13,172	160,567
Tianfeng Securities Co. Ltd., Class A(a)	7,800	4,878
Tianqi Lithium Corp., Class A	3,600	16,117
Tianshan Aluminum Group Co. Ltd., Class A	7,400	8,598
Tianshui Huatian Technology Co. Ltd., Class A	6,200	9,393
Tingyi Cayman Islands Holding Corp.	38,000	55,311
Tongcheng Travel Holdings Ltd.	14,800	33,154
TongFu Microelectronics Co. Ltd., Class A	2,800	11,040
Tongling Nonferrous Metals Group Co. Ltd., Class A	18,500	8,217
Tongwei Co. Ltd., Class A	5,395	15,631
TravelSky Technology Ltd., Class H	18,000	25,019
Trina Solar Co. Ltd., Class A	3,100	7,407
Trip.com Group Ltd.(a)	10,700	605,135
Tsingtao Brewery Co. Ltd., Class H	12,000	80,273
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,100	9,364
Unisplendour Corp. Ltd., Class A	2,980	12,191
Universal Scientific Industrial Shanghai Co. Ltd., Class A	3,700	9,190
Vipshop Holdings Ltd., ADR	5,624	88,409
Wanhua Chemical Group Co. Ltd., Class A	3,700	34,963
Want Want China Holdings Ltd.	74,000	44,664
Weichai Power Co. Ltd., Class A	3,700	7,980
Weichai Power Co. Ltd., Class H	39,100	77,002
Wens Foodstuff Group Co. Ltd., Class A	5,540	12,399
Western Mining Co. Ltd., Class A	3,856	8,488
Western Securities Co. Ltd., Class A	7,400	8,327
Will Semiconductor Co. Ltd. Shanghai, Class A	1,475	28,943
Wingtech Technology Co. Ltd., Class A	2,300	10,987
Wintime Energy Group Co. Ltd., Class A, NVS	25,900	5,414
Wuhan Guide Infrared Co. Ltd., Class A	8,024	8,798
Wuliangye Yibin Co. Ltd., Class A	4,000	72,402
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,160	15,436
WuXi AppTec Co. Ltd., Class A	3,728	31,412
WuXi AppTec Co. Ltd., Class H(c)	3,787	28,995
Wuxi Biologics Cayman Inc.(a)(c)	55,500	160,880
XCMG Construction Machinery Co. Ltd., Class A	13,700	16,607
Xiamen C & D Inc., Class A	3,700	5,249
Xiaomi Corp., Class B(a)(c)	285,200	1,909,275
Xinyi Solar Holdings Ltd.	86,000	36,524
XPeng Inc., Class A(a)	20,826	222,526
Yadea Group Holdings Ltd.(c)	28,000	45,964
Yankuang Energy Group Co. Ltd., Class A	5,960	10,860
Yankuang Energy Group Co. Ltd., Class H	55,900	58,274
Yifeng Pharmacy Chain Co. Ltd., Class A	820	2,647
Yonghui Superstores Co. Ltd., Class A(a)	11,100	8,180
Yonyou Network Technology Co. Ltd., Class A(a)	4,030	8,466
Youngor Fashion Co. Ltd., Class A	3,700	4,188
YTO Express Group Co. Ltd., Class A	3,700	6,991
Yum China Holdings Inc.	6,609	326,551
Yunnan Aluminium Co. Ltd., Class A	3,875	8,628
Yunnan Baiyao Group Co. Ltd., Class A	3,708	28,071
Yunnan Energy New Material Co. Ltd., Class A	1,700	7,647
Yunnan Yuntianhua Co. Ltd., Class A	3,700	10,631

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	900	$25,277
Zhaojin Mining Industry Co. Ltd., Class H(b)	18,500	31,452
Zhejiang China Commodities City Group Co. Ltd., Class A	3,700	6,513
Zhejiang Chint Electrics Co. Ltd., Class A	3,700	11,885
Zhejiang Dahua Technology Co. Ltd., Class A	3,700	8,380
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,300	10,454
Zhejiang Juhua Co. Ltd., Class A	3,700	12,410
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	8,400	37,944
Zhejiang Longsheng Group Co. Ltd., Class A	3,700	4,779
Zhejiang NHU Co. Ltd., Class A	3,743	10,873
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	3,700	15,474
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	3,700	10,077
Zhejiang Weiming Environment Protection Co. Ltd., Class A	3,700	9,765
Zhejiang Zheneng Electric Power Co. Ltd., Class A	11,100	8,353
Zheshang Securities Co. Ltd., Class A	4,700	7,470
Zhongji Innolight Co. Ltd., Class A	1,240	17,520
Zhongjin Gold Corp. Ltd., Class A	7,400	12,472
Zhongsheng Group Holdings Ltd.	18,500	30,189
Zhongtai Securities Co. Ltd., Class A	10,900	9,457
Zhuzhou CRRC Times Electric Co. Ltd., Class H	11,100	46,637
Zijin Mining Group Co. Ltd., Class A	18,500	39,480
Zijin Mining Group Co. Ltd., Class H	103,000	194,579
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	10,500	11,527
ZTE Corp., Class A	3,700	19,745
ZTE Corp., Class H	14,848	56,256
ZTO Express Cayman Inc.	7,340	142,397
		41,709,247
India — 32.7%
ABB India Ltd.	925	52,428
Adani Enterprises Ltd.	2,627	63,264
Adani Ports & Special Economic Zone Ltd.	9,213	113,287
Adani Power Ltd.(a)	9,945	54,754
Alkem Laboratories Ltd.	737	39,205
Ambuja Cements Ltd.	10,656	56,935
APL Apollo Tubes Ltd.	3,080	50,827
Apollo Hospitals Enterprise Ltd.	1,771	122,900
Ashok Leyland Ltd.	25,900	63,405
Asian Paints Ltd.	6,615	165,180
Astral Ltd.	2,534	38,805
AU Small Finance Bank Ltd.(c)	6,577	42,752
Aurobindo Pharma Ltd.	4,477	54,348
Avenue Supermarts Ltd.(a)(c)	2,664	103,862
Axis Bank Ltd.	39,625	462,546
Bajaj Auto Ltd.	1,221	110,696
Bajaj Finance Ltd.	4,806	471,086
Bajaj Finserv Ltd.	6,627	142,453
Bajaj Holdings & Investment Ltd.	481	63,824
Balkrishna Industries Ltd.	1,320	39,570
Bank of Baroda	17,945	40,669
Bharat Electronics Ltd.	63,942	181,499
Bharat Forge Ltd.	4,432	51,708
Bharat Heavy Electricals Ltd.	18,426	38,080
Bharat Petroleum Corp. Ltd.	26,418	72,132
Bharti Airtel Ltd.	44,304	798,597
Bosch Ltd.	128	38,903
Britannia Industries Ltd.	1,813	95,425
BSE Ltd.	777	41,486
Security	Shares	Value
India (continued)
Canara Bank	35,261	$32,846
CG Power & Industrial Solutions Ltd.	10,856	71,474
Cholamandalam Investment and Finance Co. Ltd.	7,437	119,838
Cipla Ltd.	9,139	147,551
Coal India Ltd.	31,893	135,380
Colgate-Palmolive India Ltd.	2,325	65,570
Container Corp. of India Ltd.	4,329	31,006
Cummins India Ltd.	2,368	73,912
Dabur India Ltd.	9,324	52,688
Divi's Laboratories Ltd.	2,097	131,514
Dixon Technologies India Ltd.	666	106,767
DLF Ltd.	12,737	93,152
Dr Reddy's Laboratories Ltd.	10,064	128,693
Eicher Motors Ltd.	2,327	127,264
GAIL India Ltd.	41,478	74,592
GMR Airports Infrastructure Ltd.(a)	48,285	38,629
Godrej Consumer Products Ltd.	6,993	80,612
Godrej Properties Ltd.(a)	2,638	58,858
Grasim Industries Ltd.	4,739	125,378
Havells India Ltd.	4,430	72,218
HCL Technologies Ltd.	16,243	293,985
HDFC Asset Management Co. Ltd.(c)	1,628	67,800
HDFC Bank Ltd.	97,829	1,947,212
HDFC Life Insurance Co. Ltd.(c)	16,737	116,915
Hero MotoCorp Ltd.	2,053	86,704
Hindalco Industries Ltd.	22,725	165,950
Hindustan Aeronautics Ltd., NVS	3,528	125,274
Hindustan Petroleum Corp. Ltd.	16,613	56,059
Hindustan Unilever Ltd.	14,171	355,231
Hyundai Motor India Ltd.(a)	2,738	54,129
ICICI Bank Ltd.	90,355	1,253,424
ICICI Lombard General Insurance Co. Ltd.(c)	4,181	80,981
ICICI Prudential Life Insurance Co. Ltd.(c)	6,031	38,127
IDFC First Bank Ltd.(a)	62,538	41,970
Indian Hotels Co. Ltd., Class A	14,897	122,533
Indian Oil Corp. Ltd.	47,434	61,935
Indian Railway Catering & Tourism Corp. Ltd.	4,350	33,530
Indus Towers Ltd.(a)	20,600	76,582
IndusInd Bank Ltd.	9,953	113,119
Info Edge India Ltd.	1,235	99,258
Infosys Ltd.	57,657	1,127,392
InterGlobe Aviation Ltd.(a)(c)	3,272	168,170
ITC Ltd.	51,906	235,206
Jindal Stainless Ltd.	5,550	37,293
Jindal Steel & Power Ltd.	7,585	74,807
Jio Financial Services Ltd., NVS(a)	49,515	118,281
JSW Energy Ltd.	7,565	40,354
JSW Steel Ltd.	10,693	116,882
Jubilant Foodworks Ltd.	7,030	50,541
Kalyan Jewellers India Ltd.	7,254	38,601
Kotak Mahindra Bank Ltd.	19,006	415,245
Larsen & Toubro Ltd.	11,581	420,996
LTIMindtree Ltd.(c)	1,358	72,851
Lupin Ltd.	3,997	87,276
Macrotech Developers Ltd.	5,279	68,550
Mahindra & Mahindra Ltd.	16,168	479,815
Mankind Pharma Ltd.(a)	2,109	55,441
Marico Ltd.	9,028	62,103
Maruti Suzuki India Ltd.	2,165	296,773
Max Healthcare Institute Ltd.	13,526	151,746
Mphasis Ltd.	1,816	47,035
MRF Ltd.	37	44,669
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Muthoot Finance Ltd.	2,183	$53,435
Nestle India Ltd., NVS	5,846	146,607
NHPC Ltd., NVS	53,844	45,223
NMDC Ltd.	52,725	37,906
NTPC Ltd.	75,036	268,588
Oberoi Realty Ltd.	2,184	37,271
Oil & Natural Gas Corp. Ltd.	54,846	142,218
Oil India Ltd.	8,510	33,539
Oracle Financial Services Software Ltd.	370	33,067
Page Industries Ltd.	111	51,504
PB Fintech Ltd.(a)	5,957	100,426
Persistent Systems Ltd., NVS	1,938	118,215
Petronet LNG Ltd.	13,579	44,187
Phoenix Mills Ltd. (The)	3,478	61,762
PI Industries Ltd.	1,295	44,740
Pidilite Industries Ltd.	2,627	79,893
Polycab India Ltd.	928	50,232
Power Finance Corp. Ltd.	25,940	109,182
Power Grid Corp. of India Ltd.	80,243	231,029
Prestige Estates Projects Ltd.	3,030	39,184
Punjab National Bank	37,629	37,900
Rail Vikas Nigam Ltd.	9,102	34,969
REC Ltd.	24,235	100,950
Reliance Industries Ltd.	105,437	1,452,708
Samvardhana Motherson International Ltd.	54,950	75,052
SBI Cards & Payment Services Ltd.	4,958	47,738
SBI Life Insurance Co. Ltd.(c)	7,844	128,689
Shree Cement Ltd.	159	49,751
Shriram Finance Ltd.	24,679	175,067
Siemens Ltd.	1,517	80,604
Solar Industries India Ltd.	481	48,194
Sona Blw Precision Forgings Ltd.(c)	7,141	40,510
SRF Ltd.	2,294	73,480
State Bank of India	31,149	246,515
Sun Pharmaceutical Industries Ltd.	16,664	303,913
Sundaram Finance Ltd.	1,184	61,613
Supreme Industries Ltd.	1,110	42,436
Suzlon Energy Ltd.(a)	167,534	95,915
Tata Communications Ltd.	2,044	31,747
Tata Consultancy Services Ltd.	15,717	628,374
Tata Consumer Products Ltd.	10,457	115,720
Tata Elxsi Ltd.	594	36,862
Tata Motors Ltd.	34,841	248,703
Tata Power Co. Ltd. (The)	27,454	107,027
Tata Steel Ltd.	129,093	203,910
Tech Mahindra Ltd.	9,287	158,960
Thermax Ltd.	740	27,567
Titan Co. Ltd.	6,068	214,493
Torrent Pharmaceuticals Ltd.	1,998	67,496
Torrent Power Ltd.	2,960	42,998
Trent Ltd.	3,178	177,187
Tube Investments of India Ltd.	1,776	50,197
TVS Motor Co. Ltd.	4,033	103,005
UltraTech Cement Ltd.	1,998	232,165
Union Bank of India Ltd.	26,825	34,681
United Spirits Ltd.	4,847	71,340
UPL Ltd.	7,594	55,132
Varun Beverages Ltd.	22,940	114,315
Vedanta Ltd.	23,645	107,544
Vodafone Idea Ltd.(a)	413,068	35,877
Voltas Ltd.	4,292	64,994
Wipro Ltd.	46,083	147,172
Security	Shares	Value
India (continued)
Yes Bank Ltd.(a)	255,300	$49,123
Zomato Ltd.(a)	125,356	320,173
Zydus Lifesciences Ltd.	4,403	44,262
		23,154,549
Russia — 0.0%
Alrosa PJSC(a)(d)	83,790	9
Mobile TeleSystems PJSC(a)(d)	16,644	2
Moscow Exchange MICEX-RTS PJSC(a)(d)	41,040	4
Ozon Holdings PLC, ADR(a)(d)	1,881	—
PhosAgro PJSC, GDR(a)(d)(e)	1	—
PhosAgro PJSC, New(a)(d)	28	—
Polyus PJSC(a)(d)	1,083	—
Rosneft Oil Co. PJSC(a)(d)	37,278	4
Sberbank of Russia PJSC(a)(d)	331,170	37
Severstal PAO(a)(d)	6,669	1
TCS Group Holding PLC, GDR(a)(d)(e)	3,884	1
United Co. RUSAL International PJSC(a)(d)	95,760	11
VK Co. Ltd.(a)(d)(e)	4,446	1
VTB Bank PJSC(a)(d)	30,668	—
X5 Retail Group NV, GDR(a)(d)(e)	2,622	—
		70
Total Common Stocks — 97.4% (Cost: $73,772,897)		69,056,859
Preferred Stocks
Brazil — 2.1%
Banco Bradesco SA, Preference Shares, NVS	91,315	174,328
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	3,922	27,958
Cia Energetica de Minas Gerais, Preference Shares, NVS	34,262	64,769
Cia Paranaense de Energia - Copel, Preference Shares, NVS	21,460	35,975
Gerdau SA, Preference Shares, NVS	23,813	67,383
Itau Unibanco Holding SA, Preference Shares, NVS	83,553	453,268
Itausa SA, Preference Shares, NVS	102,888	153,607
Petroleo Brasileiro SA, Preference Shares, NVS	77,710	474,233
		1,451,521
Total Preferred Stocks — 2.1% (Cost: $1,070,054)		1,451,521
Rights
Brazil — 0.0%
Itausa SA, (Expires 04/25/25, Strike Price BRL 6.70)(a)	1,416	502
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(d)	2,185	—
Total Rights — 0.0% (Cost: $—)		502
Total Long-Term Investments — 99.5% (Cost: $74,842,951)		70,508,882
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	1,069,150	1,069,684

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(f)(g)	1,160,000	$1,160,000
Total Short-Term Securities — 3.1% (Cost: $2,229,616)		2,229,684
Total Investments — 102.6% (Cost: $77,072,567)		72,738,566
Liabilities in Excess of Other Assets — (2.6)%		(1,858,210)
Net Assets — 100.0%		$70,880,356

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$408,673	$661,025 (a)	$—	$322	$(336)	$1,069,684	1,069,150	$2,890 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	730,000	430,000 (a)	—	—	—	1,160,000	1,160,000	38,253	—
				$322	$(336)	$2,229,684		$41,143	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	3	03/21/25	$87	$6,796
MSCI Emerging Markets Index	3	03/21/25	164	(5,087)
				$1,709
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI BIC ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$6,796	$—	$—	$—	$6,796
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$5,087	$—	$—	$—	$5,087

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$3,117	$—	$—	$—	$3,117
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(3,060)	$—	$—	$—	$(3,060)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$178,119
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,435,646	$61,621,143	$70	$69,056,859
Preferred Stocks	1,451,521	—	—	1,451,521
Rights	—	502	—	502
Short-Term Securities
Money Market Funds	2,229,684	—	—	2,229,684
	$11,116,851	$61,621,645	$70	$72,738,566
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$6,796	$—	$6,796

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI BIC ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$(5,087)	$—	$—	$(5,087)
	$(5,087)	$6,796	$—	$1,709

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 38.3%
360 Security Technology Inc., Class A	26,599	$40,648
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	10,800	22,446
AAC Technologies Holdings Inc.	53,500	310,405
ACM Research Shanghai Inc., Class A	1,401	20,670
Advanced Micro-Fabrication Equipment Inc./China, Class A	2,483	70,047
AECC Aero-Engine Control Co. Ltd., Class A	5,600	14,491
AECC Aviation Power Co. Ltd., Class A	13,600	65,713
Agricultural Bank of China Ltd., Class A	333,900	235,126
Agricultural Bank of China Ltd., Class H	1,696,000	1,011,041
Aier Eye Hospital Group Co. Ltd., Class A	32,026	61,288
Air China Ltd., Class A(a)	49,200	48,913
Akeso Inc.(a)(b)	35,000	330,195
Alibaba Group Holding Ltd.	1,001,720	16,563,134
Alibaba Health Information Technology Ltd.(a)(c)	318,000	205,363
Aluminum Corp. of China Ltd., Class A	88,400	87,450
Aluminum Corp. of China Ltd., Class H	212,000	124,243
Amlogic Shanghai Co. Ltd., Class A(a)	2,875	33,568
Anhui Conch Cement Co. Ltd., Class A	11,800	37,680
Anhui Conch Cement Co. Ltd., Class H	85,000	232,313
Anhui Gujing Distillery Co. Ltd., Class A	1,600	36,914
Anhui Gujing Distillery Co. Ltd., Class B	5,625	84,111
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	10,600	49,325
ANTA Sports Products Ltd.	74,200	832,677
Autohome Inc., ADR	4,141	119,012
Avary Holding Shenzhen Co. Ltd., Class A	11,100	61,350
AviChina Industry & Technology Co. Ltd., Class H	151,000	75,270
Baidu Inc., Class A(a)	140,492	1,530,494
Bank of Beijing Co. Ltd., Class A	88,600	70,998
Bank of Chengdu Co. Ltd., Class A	16,100	35,474
Bank of China Ltd., Class A	153,700	113,891
Bank of China Ltd., Class H	4,346,000	2,469,294
Bank of Communications Co. Ltd., Class A	164,300	162,594
Bank of Communications Co. Ltd., Class H	530,000	449,651
Bank of Hangzhou Co. Ltd., Class A	26,700	52,813
Bank of Jiangsu Co. Ltd., Class A	79,558	99,711
Bank of Nanjing Co. Ltd., Class A	42,500	58,895
Bank of Ningbo Co. Ltd., Class A	26,500	88,409
Bank of Shanghai Co. Ltd., Class A	59,170	76,005
Baoshan Iron & Steel Co. Ltd., Class A	100,700	97,844
BeiGene Ltd.(a)	47,775	1,020,789
Beijing Enterprises Holdings Ltd.	26,500	91,353
Beijing Enterprises Water Group Ltd.	318,000	93,043
Beijing Kingsoft Office Software Inc., Class A	1,849	88,305
Beijing New Building Materials PLC, Class A	8,300	32,828
Beijing Tong Ren Tang Co. Ltd., Class A	5,400	26,760
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	5,460	50,277
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	190,800	143,391
Bilibili Inc., Class Z(a)	13,787	280,034
BOC Aviation Ltd.(b)	10,600	81,885
BOE Technology Group Co. Ltd., Class A	144,200	85,388
Bosideng International Holdings Ltd.	234,000	114,066
BYD Co. Ltd., Class A	6,900	344,149
BYD Co. Ltd., Class H	65,000	3,114,846
BYD Electronic International Co. Ltd.	53,000	343,245
C&D International Investment Group Ltd.	54,000	107,208
Caitong Securities Co. Ltd., Class A	11,580	12,629
Security	Shares	Value
China (continued)
Cambricon Technologies Corp. Ltd., Class A(a)	1,665	$169,981
CGN Power Co. Ltd., Class A	53,000	26,362
CGN Power Co. Ltd., Class H(b)	689,000	214,992
Changjiang Securities Co. Ltd., Class A	45,000	39,802
Chaozhou Three-Circle Group Co. Ltd., Class A	10,699	57,176
China CITIC Bank Corp. Ltd., Class H	530,000	390,453
China Coal Energy Co. Ltd., Class H	109,000	112,759
China Communications Services Corp. Ltd., Class H	106,000	65,046
China Construction Bank Corp., Class A	37,200	43,440
China Construction Bank Corp., Class H	5,936,000	5,035,919
China CSSC Holdings Ltd., Class A	15,900	67,486
China Eastern Airlines Corp. Ltd., Class A(a)	53,072	27,911
China Energy Engineering Corp. Ltd., Class A	79,500	25,132
China Everbright Bank Co. Ltd., Class A	203,400	105,056
China Everbright Bank Co. Ltd., Class H	164,000	66,295
China Feihe Ltd.(b)	212,000	153,094
China Galaxy Securities Co. Ltd., Class A	42,400	97,185
China Galaxy Securities Co. Ltd., Class H	207,500	210,131
China Gas Holdings Ltd.	180,200	156,676
China Great Wall Securities Co. Ltd., Class A	37,100	41,386
China Hongqiao Group Ltd.	175,000	281,378
China International Capital Corp. Ltd., Class A	10,700	51,955
China International Capital Corp. Ltd., Class H(b)	84,800	161,056
China Jushi Co. Ltd., Class A	16,700	26,133
China Life Insurance Co. Ltd., Class A	6,900	36,939
China Life Insurance Co. Ltd., Class H	477,000	919,368
China Literature Ltd.(a)(b)	21,200	68,928
China Longyuan Power Group Corp. Ltd., Class H	208,000	160,103
China Mengniu Dairy Co. Ltd.	212,000	484,559
China Merchants Bank Co. Ltd., Class A	79,500	459,527
China Merchants Bank Co. Ltd., Class H	238,831	1,402,000
China Merchants Energy Shipping Co. Ltd., Class A	37,300	32,267
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	21,200	40,074
China Merchants Port Holdings Co. Ltd.	106,000	173,564
China Merchants Securities Co. Ltd., Class A	37,170	92,432
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	36,075	48,652
China Minsheng Banking Corp. Ltd., Class A	169,800	96,122
China Minsheng Banking Corp. Ltd., Class H	318,160	151,575
China National Building Material Co. Ltd., Class H(c)	318,000	158,987
China National Chemical Engineering Co. Ltd., Class A	23,800	23,360
China National Nuclear Power Co. Ltd., Class A	74,200	97,621
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	18,600	57,188
China Oilfield Services Ltd., Class H	106,000	88,186
China Overseas Land & Investment Ltd.	239,500	444,108
China Pacific Insurance Group Co. Ltd., Class A	28,900	122,792
China Pacific Insurance Group Co. Ltd., Class H	159,000	471,708
China Petroleum & Chemical Corp., Class A	143,100	113,644
China Petroleum & Chemical Corp., Class H	1,484,600	791,080
China Power International Development Ltd.	265,000	102,332
China Railway Group Ltd., Class A	74,296	60,321
China Railway Group Ltd., Class H	267,000	131,715
China Renewable Energy Investment Ltd.(a)(d)	2,513	—
China Resources Beer Holdings Co. Ltd.	108,000	346,606
China Resources Gas Group Ltd.	58,300	196,328
China Resources Land Ltd.	187,277	627,115
China Resources Microelectronics Ltd., Class A	8,542	55,312
China Resources Mixc Lifestyle Services Ltd.(b)	42,400	176,209
China Resources Pharmaceutical Group Ltd.(b)	107,000	72,920
China Resources Power Holdings Co. Ltd.	106,000	245,152

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	7,477	$42,069
China Ruyi Holdings Ltd.(a)	360,000	105,663
China Shenhua Energy Co. Ltd., Class A	27,700	134,803
China Shenhua Energy Co. Ltd., Class H	212,000	808,837
China Southern Airlines Co. Ltd., Class A(a)	58,900	47,317
China State Construction Engineering Corp. Ltd., Class A	149,940	112,913
China State Construction International Holdings Ltd.	106,000	161,894
China Taiping Insurance Holdings Co. Ltd.	84,900	125,244
China Three Gorges Renewables Group Co. Ltd., Class A	121,900	70,253
China Tourism Group Duty Free Corp. Ltd., Class A	5,300	44,607
China Tower Corp. Ltd., Class H(b)	286,200	406,278
China United Network Communications Ltd., Class A	106,000	91,069
China Vanke Co. Ltd., Class A(a)	31,800	33,880
China Vanke Co. Ltd., Class H(a)(c)	127,200	108,507
China Yangtze Power Co. Ltd., Class A	95,500	358,548
China Zheshang Bank Co. Ltd., Class A	106,010	41,622
Chongqing Brewery Co. Ltd., Class A	3,199	24,731
Chongqing Changan Automobile Co. Ltd., Class A	37,412	66,611
Chongqing Zhifei Biological Products Co. Ltd., Class A	7,350	25,416
Chow Tai Fook Jewellery Group Ltd.	127,200	122,907
CITIC Ltd.	265,000	303,706
CITIC Securities Co. Ltd., Class A	37,190	139,920
CITIC Securities Co. Ltd., Class H	107,225	308,360
CMOC Group Ltd., Class A	31,800	29,224
CMOC Group Ltd., Class H	288,000	194,032
CNOOC Energy Technology & Services Ltd., Class A	31,800	16,502
Contemporary Amperex Technology Co. Ltd., Class A	15,920	579,811
Cosco Shipping Energy Transportation Co. Ltd., Class A	10,600	16,269
Cosco Shipping Energy Transportation Co. Ltd., Class H(c)	110,000	91,796
Cosco Shipping Holdings Co. Ltd., Class A	43,050	80,699
Cosco Shipping Holdings Co. Ltd., Class H	186,450	274,320
CRRC Corp. Ltd., Class A	95,400	98,124
CRRC Corp. Ltd., Class H	271,000	180,091
CSC Financial Co. Ltd., Class A	16,400	55,344
CSPC Innovation Pharmaceutical Co. Ltd., Class A	6,500	31,444
CSPC Pharmaceutical Group Ltd.	531,200	322,215
Daqin Railway Co. Ltd., Class A	79,500	73,092
Dong-E-E-Jiao Co. Ltd., Class A	5,600	43,405
Dongfang Electric Corp. Ltd., Class A	15,900	31,955
Dongxing Securities Co. Ltd., Class A	26,500	43,202
East Money Information Co. Ltd., Class A	58,398	186,777
Ecovacs Robotics Co. Ltd., Class A	3,600	28,901
ENN Energy Holdings Ltd.	47,800	318,432
ENN Natural Gas Co. Ltd., Class A	10,600	29,508
Eve Energy Co. Ltd., Class A	11,100	71,581
Everbright Securities Co. Ltd., Class A	15,900	38,448
Far East Horizon Ltd.	115,000	87,096
Flat Glass Group Co. Ltd., Class A	8,300	24,794
Focus Media Information Technology Co. Ltd., Class A	68,200	59,496
Foshan Haitian Flavouring & Food Co. Ltd., Class A	21,248	120,317
Fosun International Ltd.	132,500	75,052
Founder Securities Co. Ltd., Class A	37,100	40,382
Foxconn Industrial Internet Co. Ltd., Class A	53,200	157,995
Fuyao Glass Industry Group Co. Ltd., Class A	5,300	40,907
Fuyao Glass Industry Group Co. Ltd., Class H(b)	42,400	288,408
Ganfeng Lithium Group Co. Ltd., Class A	5,320	26,641
GCL Technology Holdings Ltd.(a)	1,325,000	212,397
Security	Shares	Value
China (continued)
GD Power Development Co. Ltd., Class A	75,000	$43,564
Geely Automobile Holdings Ltd.	377,000	852,415
GEM Co. Ltd., Class A	39,400	36,797
Genscript Biotech Corp.(a)	102,000	166,985
GF Securities Co. Ltd., Class A	26,200	55,260
Giant Biogene Holding Co. Ltd.(b)	21,200	171,139
GigaDevice Semiconductor Inc., Class A(a)	2,000	36,381
GoerTek Inc., Class A	15,900	62,310
Goldwind Science & Technology Co. Ltd., Class A	21,502	26,723
Gotion High-tech Co. Ltd., Class A	8,100	25,971
Great Wall Motor Co. Ltd., Class A	15,900	54,443
Great Wall Motor Co. Ltd., Class H	137,000	227,578
Gree Electric Appliances Inc. of Zhuhai, Class A	10,600	59,507
Guangdong Haid Group Co. Ltd., Class A	8,100	56,726
Guangdong Investment Ltd.	220,000	167,106
Guanghui Energy Co. Ltd., Class A	34,500	29,029
Guangzhou Automobile Group Co. Ltd., Class A	21,500	25,864
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	5,300	19,348
Guangzhou Haige Communications Group Inc. Co., Class A	26,500	40,864
Guangzhou Tinci Materials Technology Co. Ltd., Class A	10,600	30,516
Guosen Securities Co. Ltd., Class A	27,000	38,771
Guotai Junan Securities Co. Ltd., Class A	22,700	54,117
Guotai Junan Securities Co. Ltd., Class H(b)(c)	25,200	38,542
Guoyuan Securities Co. Ltd., Class A	26,740	29,416
H World Group Ltd., ADR	12,826	460,325
Haidilao International Holding Ltd.(b)	106,000	227,093
Haier Smart Home Co. Ltd., Class A	31,800	114,795
Haier Smart Home Co. Ltd., Class A	137,800	441,396
Hainan Airlines Holding Co. Ltd., Class A(a)	132,500	28,094
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	42,200	21,941
Haitian International Holdings Ltd.	53,000	141,602
Haitong Securities Co. Ltd., Class A	62,500	89,185
Haitong Securities Co. Ltd., Class H	184,400	152,935
Hangzhou First Applied Material Co. Ltd., Class A	18,789	38,385
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	4,700	16,585
Hansoh Pharmaceutical Group Co. Ltd.(b)	76,000	176,219
Henan Shuanghui Investment & Development Co. Ltd., Class A	12,856	47,423
Hengan International Group Co. Ltd.	26,500	74,413
Hengli Petrochemical Co. Ltd., Class A	31,900	68,623
Hisense Home Appliances Group Co. Ltd., Class A	5,300	20,792
Hisense Home Appliances Group Co. Ltd., Class H	23,000	77,977
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,400	99,722
HLA Group Corp. Ltd., Class A	15,900	17,346
Hoshine Silicon Industry Co. Ltd., Class A	5,300	39,247
Hua Hong Semiconductor Ltd.(b)(c)	53,000	235,550
Huadian Power International Corp. Ltd., Class A	33,800	25,945
Huadong Medicine Co. Ltd., Class A	10,672	50,750
Hualan Biological Engineering Inc., Class A	10,800	23,434
Huaneng Power International Inc., Class A	43,600	40,230
Huaneng Power International Inc., Class H	244,000	136,478
Huatai Securities Co. Ltd., Class A	42,400	101,947
Huatai Securities Co. Ltd., Class H(b)	76,600	128,790
Huaxia Bank Co. Ltd., Class A	58,300	57,767
Huayu Automotive Systems Co. Ltd., Class A	18,800	47,051
Hunan Valin Steel Co. Ltd., Class A	21,300	14,314
Hundsun Technologies Inc., Class A	7,875	33,237
Hygon Information Technology Co. Ltd., Class A, NVS	10,674	236,743
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
IEIT Systems Co. Ltd., Class A	7,800	$64,033
Iflytek Co. Ltd., Class A	8,800	62,809
Industrial & Commercial Bank of China Ltd., Class A	249,100	234,825
Industrial & Commercial Bank of China Ltd., Class H	4,240,000	3,002,650
Industrial Bank Co. Ltd., Class A	79,700	227,427
Industrial Securities Co. Ltd., Class A	48,140	39,583
Ingenic Semiconductor Co. Ltd., Class A	3,600	42,332
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	185,500	46,162
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	47,700	37,615
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	26,600	103,429
Inner Mongolia Yitai Coal Co. Ltd., Class B	68,900	132,966
Innovent Biologics Inc.(a)(b)	79,500	414,543
JA Solar Technology Co. Ltd., Class A	11,688	20,429
JCET Group Co. Ltd., Class A	8,800	45,376
JCHX Mining Management Co. Ltd., Class A	5,300	27,650
JD Health International Inc.(a)(b)	68,900	299,804
JD Logistics Inc.(a)(b)	121,900	218,463
JD.com Inc., Class A	153,744	3,214,952
Jiangsu Eastern Shenghong Co. Ltd., Class A	37,100	47,090
Jiangsu Expressway Co. Ltd., Class H	112,000	127,576
Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,420	59,263
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	24,576	155,148
Jiangsu King's Luck Brewery JSC Ltd., Class A	5,300	38,624
Jiangsu Yanghe Distillery Co. Ltd., Class A	5,303	56,356
Jiangsu Zhongtian Technology Co. Ltd., Class A	15,900	30,195
Jiangxi Copper Co. Ltd., Class A	16,100	46,110
Jiangxi Copper Co. Ltd., Class H	69,000	109,004
Jinko Solar Co. Ltd., Class A	42,593	40,429
Juneyao Airlines Co. Ltd., Class A	15,900	28,644
Kanzhun Ltd., ADR(a)	16,430	262,880
KE Holdings Inc., ADR	42,877	954,871
Kingdee International Software Group Co. Ltd.(a)	198,000	325,358
Kingsoft Corp. Ltd.	53,000	274,329
Kuaishou Technology(a)(b)	167,600	1,094,584
Kuang-Chi Technologies Co. Ltd., Class A	5,300	29,941
Kunlun Energy Co. Ltd.	214,000	213,785
Kunlun Tech Co. Ltd., Class A	5,500	28,087
Kweichow Moutai Co. Ltd., Class A	4,818	995,168
LB Group Co. Ltd., Class A	16,000	38,737
Legend Biotech Corp., ADR(a)(c)	4,513	158,000
Lenovo Group Ltd.	530,000	794,558
Lens Technology Co. Ltd., Class A	26,600	98,326
Li Auto Inc., Class A(a)	74,248	1,138,273
Li Ning Co. Ltd.	132,500	291,734
Longfor Group Holdings Ltd.(b)	132,500	182,414
LONGi Green Energy Technology Co. Ltd., Class A	26,756	61,402
Luxshare Precision Industry Co. Ltd., Class A	26,541	158,345
Luzhou Laojiao Co. Ltd., Class A	5,300	92,242
Mango Excellent Media Co. Ltd., Class A	5,400	18,948
Maxscend Microelectronics Co. Ltd., Class A	2,820	32,500
Meituan, Class B(a)(b)	307,450	6,419,259
Metallurgical Corp. of China Ltd., Class A	47,700	20,462
Midea Group Co. Ltd.(a)	17,900	171,021
Midea Group Co. Ltd., Class A	16,800	168,790
MINISO Group Holding Ltd.	21,340	110,333
MMG Ltd.(a)	212,000	62,111
Muyuan Foods Co. Ltd., Class A	20,311	101,386
Nanjing Iron & Steel Co. Ltd., Class A	37,100	24,465
NARI Technology Co. Ltd., Class A	29,293	94,380
National Silicon Industry Group Co. Ltd., Class A	10,600	29,452
NAURA Technology Group Co. Ltd., Class A	2,200	135,828
Security	Shares	Value
China (continued)
NetEase Inc.	122,000	$2,428,946
New China Life Insurance Co. Ltd., Class A	10,800	71,612
New China Life Insurance Co. Ltd., Class H	47,200	159,721
New Hope Liuhe Co. Ltd., Class A(a)	21,300	27,988
New Oriental Education & Technology Group Inc.	90,160	430,225
Ninestar Corp., Class A(a)	6,300	22,737
Ningbo Deye Technology Co. Ltd., Class A, NVS	580	7,369
Ningbo Orient Wires & Cables Co. Ltd., Class A	5,300	34,701
Ningbo Sanxing Medical Electric Co. Ltd., Class A	5,300	19,943
Ningbo Tuopu Group Co. Ltd., Class A	8,545	74,814
Ningxia Baofeng Energy Group Co. Ltd., Class A	37,200	84,590
NIO Inc., Class A(a)	86,929	399,141
Nongfu Spring Co. Ltd., Class H(b)	127,200	567,438
OFILM Group Co. Ltd., Class A(a)	10,600	19,972
Oppein Home Group Inc., Class A	3,800	34,463
Orient Overseas International Ltd.	9,000	120,475
Orient Securities Co. Ltd., Class A	32,044	42,831
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	95,400	37,429
PDD Holdings Inc., ADR(a)	42,824	4,868,661
People's Insurance Co. Group of China Ltd. (The), Class A	21,500	19,501
People's Insurance Co. Group of China Ltd. (The), Class H	584,000	288,206
PetroChina Co. Ltd., Class A	90,100	97,406
PetroChina Co. Ltd., Class H	1,308,000	978,492
Pharmaron Beijing Co. Ltd., Class A	5,300	19,288
PICC Property & Casualty Co. Ltd., Class H	424,740	695,931
Ping An Bank Co. Ltd., Class A	74,536	118,079
Ping An Insurance Group Co. of China Ltd., Class A	31,800	220,648
Ping An Insurance Group Co. of China Ltd., Class H	424,000	2,513,155
Poly Developments and Holdings Group Co. Ltd., Class A	46,200	55,260
Pop Mart International Group Ltd.(b)	31,800	427,482
Postal Savings Bank of China Co. Ltd., Class A	106,000	77,475
Postal Savings Bank of China Co. Ltd., Class H(b)	500,000	317,610
Power Construction Corp. of China Ltd., Class A	74,600	51,269
Qifu Technology Inc.	7,314	293,145
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	26,500	60,122
Range Intelligent Computing Technology Group Co. Ltd., Class A	5,300	45,442
Rongsheng Petrochemical Co. Ltd., Class A	42,528	51,515
SAIC Motor Corp. Ltd., Class A	26,522	60,012
Sanan Optoelectronics Co. Ltd., Class A	21,200	35,789
Sany Heavy Industry Co. Ltd., Class A	32,000	80,054
Satellite Chemical Co. Ltd., Class A	15,912	46,448
SDIC Capital Co. Ltd., Class A	42,400	41,344
SDIC Power Holdings Co. Ltd., Class A	31,800	62,116
Seres Group Co. Ltd., Class A, NVS	5,300	88,845
SF Holding Co. Ltd., Class A	16,200	92,922
Shaanxi Coal Industry Co. Ltd., Class A	37,273	97,006
Shandong Gold Mining Co. Ltd., Class A	15,960	51,741
Shandong Gold Mining Co. Ltd., Class H(b)	39,750	74,777
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	10,700	30,204
Shandong Linglong Tyre Co. Ltd., Class A	10,605	25,499
Shandong Nanshan Aluminum Co. Ltd., Class A	84,800	43,470
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	170,800	111,348
Shanghai Baosight Software Co. Ltd., Class A	10,648	47,925
Shanghai Baosight Software Co. Ltd., Class B	36,931	65,838
Shanghai Electric Group Co. Ltd., Class A(a)	53,000	59,561

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,600	$36,352
Shanghai International Airport Co. Ltd., Class A	6,000	26,782
Shanghai M&G Stationery Inc., Class A	5,500	20,893
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	16,200	42,704
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	44,400	67,253
Shanghai Pudong Development Bank Co. Ltd., Class A	116,600	163,008
Shanghai Putailai New Energy Technology Co. Ltd., Class A	10,375	24,432
Shanghai RAAS Blood Products Co. Ltd., Class A	37,100	34,484
Shanghai Rural Commercial Bank Co. Ltd., Class A	47,700	52,252
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	3,696	68,516
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	5,300	18,869
Shanjin International Gold Co. Ltd., Class A	15,900	35,635
Shanxi Coking Coal Energy Group Co. Ltd., Class A	21,480	20,414
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	15,900	26,327
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,320	149,161
Shennan Circuits Co. Ltd., Class A	2,000	36,324
Shenwan Hongyuan Group Co. Ltd., Class A	95,400	66,957
Shenzhen Energy Group Co. Ltd., Class A	26,920	23,045
Shenzhen Inovance Technology Co. Ltd., Class A	5,750	57,175
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,500	191,519
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	5,300	45,079
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	5,400	22,027
Shenzhen Transsion Holdings Co. Ltd., Class A	4,496	57,474
Shenzhou International Group Holdings Ltd.	53,000	388,141
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	9,720	18,560
Sichuan Chuantou Energy Co. Ltd., Class A	21,300	43,746
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	11,700	47,365
Sichuan Road & Bridge Group Co. Ltd., Class A	29,220	29,455
Sino Biopharmaceutical Ltd.	638,250	264,998
Sinopharm Group Co. Ltd., Class H	84,800	213,678
Sinotruk Hong Kong Ltd.	53,000	140,728
Smoore International Holdings Ltd.(b)	106,000	158,189
SooChow Securities Co. Ltd., Class A	21,436	23,572
Spring Airlines Co. Ltd., Class A	5,445	40,206
Sungrow Power Supply Co. Ltd., Class A	5,760	56,200
Sunny Optical Technology Group Co. Ltd.	42,400	474,845
Sunwoda Electronic Co. Ltd., Class A	11,800	39,550
SUPCON Technology Co. Ltd., Class A	2,391	17,914
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	5,300	23,479
Suzhou Maxwell Technologies Co. Ltd., Class A	80	1,098
TAL Education Group, ADR(a)	25,811	333,478
TBEA Co. Ltd., Class A	21,200	35,123
TCL Technology Group Corp., Class A	95,570	60,748
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,375	6,649
Tencent Holdings Ltd.	399,799	24,606,231
Tencent Music Entertainment Group, ADR	46,693	569,188
Tianqi Lithium Corp., Class A	6,400	28,652
Tingyi Cayman Islands Holding Corp.	106,000	154,289
Tongcheng Travel Holdings Ltd.	85,200	190,857
Tongling Nonferrous Metals Group Co. Ltd., Class A	82,300	36,554
Tongwei Co. Ltd., Class A	16,200	46,935
TravelSky Technology Ltd., Class H	71,000	98,685
Security	Shares	Value
China (continued)
Trina Solar Co. Ltd., Class A	10,985	$26,249
Trip.com Group Ltd.(a)	38,246	2,162,989
Tsingtao Brewery Co. Ltd., Class A	264	2,531
Tsingtao Brewery Co. Ltd., Class H	42,000	280,955
Unigroup Guoxin Microelectronics Co. Ltd., Class A	5,359	45,620
Unisplendour Corp. Ltd., Class A	15,980	65,374
Vipshop Holdings Ltd., ADR	20,988	329,931
Wanhua Chemical Group Co. Ltd., Class A	10,600	100,165
Want Want China Holdings Ltd.	265,000	159,945
Weichai Power Co. Ltd., Class A	32,424	69,934
Weichai Power Co. Ltd., Class H	106,200	209,146
Wens Foodstuff Group Co. Ltd., Class A	26,860	60,117
Western Securities Co. Ltd., Class A	25,300	28,470
Will Semiconductor Co. Ltd. Shanghai, Class A	5,330	104,589
Wingtech Technology Co. Ltd., Class A	5,300	25,318
Wuhan Guide Infrared Co. Ltd., Class A	26,105	28,623
Wuliangye Yibin Co. Ltd., Class A	16,400	296,850
WUS Printed Circuit Kunshan Co. Ltd., Class A	5,800	28,331
WuXi AppTec Co. Ltd., Class A	10,804	91,034
WuXi AppTec Co. Ltd., Class H(b)	16,096	123,240
Wuxi Biologics Cayman Inc.(a)(b)	212,000	614,531
XCMG Construction Machinery Co. Ltd., Class A	53,400	64,731
Xiamen C & D Inc., Class A	12,900	18,300
Xiaomi Corp., Class B(a)(b)	1,017,600	6,812,337
Xinjiang Daqo New Energy Co. Ltd., Class A	10,656	31,271
Xinyi Solar Holdings Ltd.(c)	318,000	135,053
XPeng Inc., Class A(a)	79,552	850,013
Yadea Group Holdings Ltd.(b)(c)	106,000	174,008
Yankuang Energy Group Co. Ltd., Class A	1,185	2,159
Yankuang Energy Group Co. Ltd., Class H	212,700	221,731
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	3,000	14,454
Yealink Network Technology Corp. Ltd., Class A	5,880	31,866
Yifeng Pharmacy Chain Co. Ltd., Class A	7,268	23,463
Yihai Kerry Arawana Holdings Co. Ltd., Class A	6,400	28,143
Yonyou Network Technology Co. Ltd., Class A(a)	15,918	33,439
YTO Express Group Co. Ltd., Class A	15,900	30,044
Yum China Holdings Inc.	23,638	1,167,954
Yunnan Aluminium Co. Ltd., Class A	15,900	35,402
Yunnan Baiyao Group Co. Ltd., Class A	5,380	40,729
Yunnan Energy New Material Co. Ltd., Class A	5,300	23,840
Zangge Mining Co. Ltd., Class A	10,600	46,695
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,300	64,596
Zhaojin Mining Industry Co. Ltd., Class H(c)	106,000	180,211
Zhejiang China Commodities City Group Co. Ltd., Class A	21,200	37,320
Zhejiang Chint Electrics Co. Ltd., Class A	5,300	17,024
Zhejiang Dahua Technology Co. Ltd., Class A	21,200	48,015
Zhejiang Expressway Co. Ltd., Class H	94,320	70,132
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,320	19,653
Zhejiang Juhua Co. Ltd., Class A	15,900	53,329
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	30,366	137,168
Zhejiang NHU Co. Ltd., Class A	16,360	47,522
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	10,600	44,330
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	10,600	28,869
Zhejiang Weiming Environment Protection Co. Ltd., Class A	10,900	28,766
Zhejiang Zheneng Electric Power Co. Ltd., Class A	42,400	31,908
Zheshang Securities Co. Ltd., Class A	21,600	34,332
Zhongji Innolight Co. Ltd., Class A	5,300	74,885
Zhongjin Gold Corp. Ltd., Class A	26,500	44,664
Zhongsheng Group Holdings Ltd.	52,500	85,673
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Zhongtai Securities Co. Ltd., Class A	43,000	$37,308
Zhuzhou CRRC Times Electric Co. Ltd., Class H	37,300	156,716
Zijin Mining Group Co. Ltd., Class A	74,200	158,346
Zijin Mining Group Co. Ltd., Class H	358,000	676,304
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	30,200	33,154
ZTE Corp., Class A	10,600	56,565
ZTE Corp., Class H	50,560	191,563
ZTO Express Cayman Inc.	26,585	515,752
		149,177,689
Hong Kong — 0.0%
J&T Global Express Ltd.(a)	146,400	120,929
India — 21.2%
ABB India Ltd.	3,387	191,971
Adani Enterprises Ltd.	9,381	225,916
Adani Ports & Special Economic Zone Ltd.	32,807	403,410
Adani Power Ltd.(a)	35,099	193,242
Alkem Laboratories Ltd.	2,385	126,872
Ambuja Cements Ltd.	37,684	201,346
APL Apollo Tubes Ltd.	10,812	178,423
Apollo Hospitals Enterprise Ltd.	6,413	445,037
Ashok Leyland Ltd.	90,842	222,387
Asian Paints Ltd.	23,744	592,901
Astral Ltd.	8,480	129,860
AU Small Finance Bank Ltd.(b)	22,967	149,291
Aurobindo Pharma Ltd.	16,697	202,692
Avenue Supermarts Ltd.(a)(b)	10,282	400,868
Axis Bank Ltd.	141,669	1,653,713
Bajaj Auto Ltd.	4,134	374,788
Bajaj Finance Ltd.	17,113	1,677,422
Bajaj Finserv Ltd.	24,115	518,373
Bajaj Holdings & Investment Ltd.	1,749	232,076
Balkrishna Industries Ltd.	4,558	136,637
Bank of Baroda	60,950	138,133
Bharat Electronics Ltd.	228,006	647,192
Bharat Forge Ltd.	16,337	190,602
Bharat Heavy Electricals Ltd.	63,104	130,414
Bharat Petroleum Corp. Ltd.	94,731	258,654
Bharti Airtel Ltd.	158,364	2,854,573
Bosch Ltd.	477	144,975
Britannia Industries Ltd.	6,784	357,069
BSE Ltd.	3,131	167,174
Canara Bank	113,261	105,504
CG Power & Industrial Solutions Ltd.	39,591	260,662
Cholamandalam Investment and Finance Co. Ltd.	25,811	415,912
Cipla Ltd.	32,754	528,821
Coal India Ltd.	116,176	493,146
Colgate-Palmolive India Ltd.	8,268	233,176
Container Corp. of India Ltd.	15,211	108,946
Cummins India Ltd.	9,010	281,229
Dabur India Ltd.	32,065	181,192
Divi's Laboratories Ltd.	7,314	458,701
Dixon Technologies India Ltd.	2,226	356,853
DLF Ltd.	47,357	346,343
Dr Reddy's Laboratories Ltd.	36,305	464,250
Eicher Motors Ltd.	8,321	455,077
GAIL India Ltd.	143,365	257,819
GMR Airports Infrastructure Ltd.(a)	147,177	117,744
Godrej Consumer Products Ltd.	24,804	285,929
Godrej Properties Ltd.(a)	9,405	209,840
Grasim Industries Ltd.	16,430	434,681
Security	Shares	Value
India (continued)
Havells India Ltd.	15,446	$251,801
HCL Technologies Ltd.	58,565	1,059,977
HDFC Asset Management Co. Ltd.(b)	5,936	247,213
HDFC Bank Ltd.	350,065	6,967,779
HDFC Life Insurance Co. Ltd.(b)	58,777	410,581
Hero MotoCorp Ltd.	7,367	311,129
Hindalco Industries Ltd.	83,422	609,193
Hindustan Aeronautics Ltd., NVS	12,349	438,494
Hindustan Petroleum Corp. Ltd.	59,307	200,125
Hindustan Unilever Ltd.	50,668	1,270,119
Hyundai Motor India Ltd.(a)	10,064	198,960
ICICI Bank Ltd.	323,141	4,482,683
ICICI Lombard General Insurance Co. Ltd.(b)	14,575	282,302
ICICI Prudential Life Insurance Co. Ltd.(b)	22,472	142,065
IDFC First Bank Ltd.(a)	228,256	153,187
Indian Hotels Co. Ltd., Class A	52,947	435,508
Indian Oil Corp. Ltd.	170,554	222,692
Indian Railway Catering & Tourism Corp. Ltd.	14,681	113,162
Indus Towers Ltd.(a)	74,359	276,433
IndusInd Bank Ltd.	35,563	404,184
Info Edge India Ltd.	4,478	359,901
Infosys Ltd.	205,587	4,019,932
InterGlobe Aviation Ltd.(a)(b)	11,607	596,560
ITC Ltd.	185,182	839,129
Jindal Stainless Ltd.	19,875	133,548
Jindal Steel & Power Ltd.	30,446	300,275
Jio Financial Services Ltd., NVS(a)	178,133	425,521
JSW Energy Ltd.	25,599	136,552
JSW Steel Ltd.	37,842	413,640
Jubilant Foodworks Ltd.	22,634	162,723
Kalyan Jewellers India Ltd.	25,917	137,912
Kotak Mahindra Bank Ltd.	67,257	1,469,437
Larsen & Toubro Ltd.	41,499	1,508,584
LTIMindtree Ltd.(b)	4,717	253,048
Lupin Ltd.	13,674	298,577
Macrotech Developers Ltd.	18,232	236,751
Mahindra & Mahindra Ltd.	57,717	1,712,859
Mankind Pharma Ltd.(a)	7,632	200,629
Marico Ltd.	31,694	218,021
Maruti Suzuki India Ltd.	7,791	1,067,971
Max Healthcare Institute Ltd.	48,544	544,606
Mphasis Ltd.	6,616	171,357
MRF Ltd.	156	188,333
Muthoot Finance Ltd.	7,791	190,705
Nestle India Ltd., NVS	20,564	515,708
NHPC Ltd., NVS	188,839	158,605
NMDC Ltd.	185,500	133,364
NTPC Ltd.	268,816	962,214
Oberoi Realty Ltd.	7,049	120,294
Oil & Natural Gas Corp. Ltd.	197,584	512,344
Oil India Ltd.	30,634	120,733
Oracle Financial Services Software Ltd.	1,378	123,152
Page Industries Ltd.	359	166,577
PB Fintech Ltd.(a)	21,306	359,187
Persistent Systems Ltd., NVS	6,996	426,747
Petronet LNG Ltd.	50,032	162,807
Phoenix Mills Ltd. (The)	12,535	222,594
PI Industries Ltd.	4,505	155,640
Pidilite Industries Ltd.	9,805	298,194
Polycab India Ltd.	3,235	175,108
Power Finance Corp. Ltd.	91,849	386,593
Power Grid Corp. of India Ltd.	286,571	825,073

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Prestige Estates Projects Ltd.	10,870	$140,572
Punjab National Bank	138,138	139,135
Rail Vikas Nigam Ltd.	32,754	125,839
REC Ltd.	81,090	337,777
Reliance Industries Ltd.	376,671	5,189,762
Samvardhana Motherson International Ltd.	195,623	267,187
SBI Cards & Payment Services Ltd.	18,221	175,440
SBI Life Insurance Co. Ltd.(b)	27,507	451,280
Shree Cement Ltd.	590	184,612
Shriram Finance Ltd.	87,185	618,469
Siemens Ltd.	5,565	295,690
Solar Industries India Ltd.	1,749	175,241
Sona Blw Precision Forgings Ltd.(b)	26,558	150,660
SRF Ltd.	8,480	271,626
State Bank of India	109,816	869,089
Sun Pharmaceutical Industries Ltd.	59,413	1,083,558
Sundaram Finance Ltd.	4,028	209,609
Supreme Industries Ltd.	4,028	153,991
Suzlon Energy Ltd.(a)	602,451	344,911
Tata Communications Ltd.	6,996	108,659
Tata Consultancy Services Ltd.	55,650	2,224,917
Tata Consumer Products Ltd.	36,411	402,934
Tata Elxsi Ltd.	2,177	135,097
Tata Motors Ltd.	124,550	889,067
Tata Power Co. Ltd. (The)	95,211	371,172
Tata Steel Ltd.	460,888	727,999
Tech Mahindra Ltd.	33,496	573,330
Thermax Ltd.	2,438	90,823
Titan Co. Ltd.	21,942	775,610
Torrent Pharmaceuticals Ltd.	7,314	247,080
Torrent Power Ltd.	10,229	148,591
Trent Ltd.	11,289	629,409
Tube Investments of India Ltd.	6,413	181,256
TVS Motor Co. Ltd.	15,107	385,840
UltraTech Cement Ltd.	7,155	831,400
Union Bank of India Ltd.	93,501	120,885
United Spirits Ltd.	18,235	268,389
UPL Ltd.	28,993	210,487
Varun Beverages Ltd.	83,369	415,446
Vedanta Ltd.	85,439	388,601
Vodafone Idea Ltd.(a)	1,492,639	129,644
Voltas Ltd.	14,363	217,499
Wipro Ltd.	165,470	528,449
Yes Bank Ltd.(a)	854,201	164,361
Zomato Ltd.(a)	446,154	1,139,525
Zydus Lifesciences Ltd.	15,794	158,772
		82,680,618
Indonesia — 1.5%
Adaro Energy Indonesia Tbk PT	874,500	109,572
Amman Mineral Internasional PT(a)	413,400	163,561
Astra International Tbk PT	1,266,700	346,397
Bank Central Asia Tbk PT	3,519,200	1,793,369
Bank Mandiri Persero Tbk PT	2,326,700	651,427
Bank Negara Indonesia Persero Tbk PT	911,600	222,570
Bank Rakyat Indonesia Persero Tbk PT	4,202,977	861,574
Barito Pacific Tbk PT	1,542,320	73,211
Chandra Asri Pacific Tbk PT	492,900	199,182
Charoen Pokphand Indonesia Tbk PT	466,400	117,866
GoTo Gojek Tokopedia Tbk PT(a)	55,310,800	251,101
Indofood CBP Sukses Makmur Tbk PT	137,800	86,852
Indofood Sukses Makmur Tbk PT	249,100	107,047
Kalbe Farma Tbk PT	1,264,000	82,335
Security	Shares	Value
Indonesia (continued)
Sumber Alfaria Trijaya Tbk PT	1,134,200	$150,497
Telkom Indonesia Persero Tbk PT	2,983,900	427,093
United Tractors Tbk PT	90,100	121,639
		5,765,293
Malaysia — 1.8%
AMMB Holdings Bhd	153,100	197,808
Axiata Group Bhd	159,000	74,621
CELCOMDIGI Bhd	201,700	166,972
CIMB Group Holdings Bhd	498,200	875,011
Gamuda Bhd	251,800	246,867
Genting Bhd(c)	130,000	96,067
Hong Leong Bank Bhd	43,600	209,599
IHH Healthcare Bhd	127,000	212,022
IOI Corp. Bhd	153,900	134,213
Kuala Lumpur Kepong Bhd	31,800	147,002
Malayan Banking Bhd	333,900	802,740
Maxis Bhd	164,900	128,060
MISC Bhd	72,600	118,863
MR DIY Group M Bhd(b)	190,800	59,149
Nestle Malaysia Bhd	5,400	102,360
Petronas Chemicals Group Bhd	173,200	144,820
Petronas Dagangan Bhd	15,900	68,449
Petronas Gas Bhd	52,400	205,490
PPB Group Bhd	42,480	102,280
Press Metal Aluminium Holdings Bhd	255,000	289,653
Public Bank Bhd	919,350	935,292
QL Resources Bhd	112,575	122,544
RHB Bank Bhd	95,562	148,054
SD Guthrie Bhd	140,500	159,715
Sime Darby Bhd	168,000	82,610
Sunway Bhd	143,100	148,111
Telekom Malaysia Bhd	79,800	122,296
Tenaga Nasional Bhd	164,300	501,874
YTL Corp. Bhd	243,800	103,589
YTL Power International Bhd	159,000	113,516
		6,819,647
Philippines — 0.6%
Ayala Corp.	15,720	150,065
Ayala Land Inc.	401,160	150,328
Bank of the Philippine Islands	118,824	254,685
BDO Unibank Inc.	147,344	381,111
International Container Terminal Services Inc.	62,020	374,093
Jollibee Foods Corp.	29,830	132,298
Manila Electric Co.	16,220	137,049
Metropolitan Bank & Trust Co.	122,962	152,174
PLDT Inc.	4,240	97,303
SM Investments Corp.	14,314	189,307
SM Prime Holdings Inc.	636,150	245,286
		2,263,699
South Korea — 11.0%
Alteogen Inc.(a)	2,525	672,965
Amorepacific Corp.(a)	1,754	140,660
Celltrion Inc.	9,865	1,244,375
CJ CheilJedang Corp.	519	84,270
Coway Co. Ltd.	3,791	209,909
DB Insurance Co. Ltd.	2,862	179,320
Doosan Bobcat Inc.	3,466	111,718
Doosan Enerbility Co. Ltd.(a)	28,772	504,099
Ecopro BM Co. Ltd.(a)	3,124	255,994
Ecopro Co. Ltd.	6,487	278,007
Ecopro Materials Co. Ltd.(a)	1,060	63,797
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Hana Financial Group Inc.	17,755	$724,056
Hanjin Kal Corp.	1,696	96,523
Hankook Tire & Technology Co. Ltd.(a)	4,812	124,817
Hanmi Pharm Co. Ltd.	66	10,875
Hanmi Semiconductor Co. Ltd.	2,597	169,801
Hanwha Aerospace Co. Ltd.	1,962	800,739
Hanwha Ocean Co. Ltd.(a)	5,671	288,636
HD Hyundai Co. Ltd.	2,756	137,669
HD Hyundai Electric Co. Ltd.	1,516	342,961
HD Hyundai Heavy Industries Co. Ltd.	1,325	267,966
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,704	395,449
HLB Inc.(a)	7,208	439,787
HMM Co. Ltd.	16,271	218,563
HYBE Co. Ltd.(a)	1,378	243,458
Hyundai Glovis Co. Ltd.	2,333	208,152
Hyundai Mobis Co. Ltd.	3,657	615,388
Hyundai Motor Co.	8,427	1,117,384
Hyundai Rotem Co. Ltd.(a)	4,982	267,171
Industrial Bank of Korea	15,847	169,038
Kakao Corp.	19,027	563,589
KakaoBank Corp.	10,443	176,853
KB Financial Group Inc.	23,108	1,239,718
Kia Corp.	14,787	945,613
Korea Aerospace Industries Ltd.(a)	4,824	209,339
Korea Electric Power Corp.	15,370	224,356
Korea Investment Holdings Co. Ltd.	2,154	117,752
Korea Zinc Co. Ltd.	328	166,276
Korean Air Lines Co. Ltd.	11,686	189,336
Krafton Inc.(a)	1,788	420,680
KT&G Corp.	6,429	431,816
LG Chem Ltd.(a)	2,917	470,442
LG Corp.(a)	5,724	261,003
LG Display Co. Ltd.(a)	19,769	124,546
LG Electronics Inc.	6,360	344,410
LG Energy Solution Ltd.(a)	2,862	693,118
LG H&H Co. Ltd.(a)	581	126,906
LG Innotek Co. Ltd.(a)	901	100,699
LG Uplus Corp.	11,713	84,785
Lotte Chemical Corp.	96	4,103
LS Electric Co. Ltd.	954	159,340
Meritz Financial Group Inc.	5,989	496,509
Mirae Asset Securities Co. Ltd.	15,213	91,347
NAVER Corp.	8,904	1,265,030
NCSoft Corp.(a)	867	100,944
Netmarble Corp.(b)	4	110
NH Investment & Securities Co. Ltd.	8,215	83,723
Orion Corp./Republic of Korea	1,537	107,151
POSCO Future M Co. Ltd.	1,973	192,620
POSCO Holdings Inc.	4,293	803,620
Posco International Corp.	3,397	121,006
Samsung Biologics Co. Ltd.(a)(b)	1,119	856,722
Samsung C&T Corp.	5,512	459,250
Samsung Electro-Mechanics Co. Ltd.	3,342	310,070
Samsung Electronics Co. Ltd.	294,892	11,034,966
Samsung Fire & Marine Insurance Co. Ltd.	1,855	485,695
Samsung Heavy Industries Co. Ltd.(a)	40,439	386,644
Samsung Life Insurance Co. Ltd.	4,933	292,697
Samsung SDI Co. Ltd.	3,392	523,617
Samsung SDS Co. Ltd.	2,597	219,272
Shinhan Financial Group Co. Ltd.	26,712	844,876
SK Biopharmaceuticals Co. Ltd.(a)	2,120	166,549
Security	Shares	Value
South Korea (continued)
SK Bioscience Co. Ltd.(a)	215	$6,283
SK Hynix Inc.	33,708	4,473,416
SK Inc.	2,281	225,218
SK Innovation Co. Ltd.(a)	3,816	329,786
SK Square Co. Ltd.(a)	6,193	385,557
SK Telecom Co. Ltd.	2,544	97,309
SKC Co. Ltd.(a)	1,170	105,405
S-Oil Corp.	2,785	108,270
Woori Financial Group Inc.	39,008	442,492
Yuhan Corp.	3,604	302,305
		42,756,686
Taiwan — 23.2%
Accton Technology Corp.	31,000	620,507
Acer Inc.	159,062	187,677
Advantech Co. Ltd.	31,158	381,405
Airtac International Group	9,161	265,585
Alchip Technologies Ltd.	5,000	492,735
ASE Technology Holding Co. Ltd.	212,484	1,073,840
Asia Cement Corp.	115,229	145,823
Asia Vital Components Co. Ltd.	22,000	346,574
Asustek Computer Inc.	44,000	900,532
AUO Corp.	280,200	129,133
Catcher Technology Co. Ltd.	38,000	237,036
Cathay Financial Holding Co. Ltd.	583,888	1,204,107
Chailease Holding Co. Ltd.	106,248	403,280
Chang Hwa Commercial Bank Ltd.	371,526	204,680
Cheng Shin Rubber Industry Co. Ltd.	104,776	159,954
China Airlines Ltd.	159,000	113,928
China Steel Corp.	689,867	509,006
Chunghwa Telecom Co. Ltd.	235,000	914,101
Compal Electronics Inc.	265,000	309,778
CTBC Financial Holding Co. Ltd.	1,007,265	1,244,601
Delta Electronics Inc.	121,000	1,452,846
E Ink Holdings Inc.	53,000	437,215
E.Sun Financial Holding Co. Ltd.	901,002	794,840
Eclat Textile Co. Ltd.	12,604	206,318
Elite Material Co. Ltd.	18,142	344,041
eMemory Technology Inc.	4,000	349,929
Eva Airways Corp.	159,000	206,423
Evergreen Marine Corp. Taiwan Ltd.	63,746	413,889
Far Eastern New Century Corp.	159,460	154,835
Far EasTone Telecommunications Co. Ltd.	94,000	256,312
Feng TAY Enterprise Co. Ltd.	33,391	138,641
First Financial Holding Co. Ltd.	690,306	578,752
Formosa Chemicals & Fibre Corp.	207,950	186,536
Formosa Plastics Corp.	265,400	311,473
Fortune Electric Co. Ltd.	8,800	166,464
Fubon Financial Holding Co. Ltd.	505,806	1,409,027
Gigabyte Technology Co. Ltd.	34,000	262,178
Global Unichip Corp.	6,000	237,764
Globalwafers Co. Ltd.	19,000	215,799
Hon Hai Precision Industry Co. Ltd.	783,845	4,058,364
Hotai Motor Co. Ltd.	21,600	401,904
Hua Nan Financial Holdings Co. Ltd.	561,893	474,419
Innolux Corp.	424,592	190,829
International Games System Co. Ltd.	15,000	442,288
Inventec Corp.	159,980	221,330
Jentech Precision Industrial Co. Ltd.	5,000	200,608
KGI Financial Holding Co. Ltd.	1,007,400	554,672
Largan Precision Co. Ltd.	6,000	488,153
Lite-On Technology Corp.	142,032	454,976
Lotes Co. Ltd.	5,222	257,521

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
MediaTek Inc.	95,176	$4,257,144
Mega Financial Holding Co. Ltd.	732,110	880,632
Micro-Star International Co. Ltd.	53,000	294,684
Nan Ya Plastics Corp.	267,090	272,040
Nien Made Enterprise Co. Ltd.	12,000	160,419
Novatek Microelectronics Corp.	34,000	556,579
Pegatron Corp.	130,000	371,252
PharmaEssentia Corp.(a)	16,000	306,379
Pou Chen Corp.	107,000	124,117
President Chain Store Corp.	32,000	255,069
Quanta Computer Inc.	171,000	1,267,300
Realtek Semiconductor Corp.	30,140	497,288
Ruentex Development Co. Ltd.	106,242	135,949
Shanghai Commercial & Savings Bank Ltd. (The)	236,981	315,897
Shin Kong Financial Holding Co. Ltd.(a)	901,689	338,515
Silergy Corp.	22,000	296,739
SinoPac Financial Holdings Co. Ltd.	636,277	437,962
Synnex Technology International Corp.	53,050	112,652
Taishin Financial Holding Co. Ltd.	689,556	363,877
Taiwan Business Bank	424,980	201,500
Taiwan Cooperative Financial Holding Co. Ltd.	653,387	486,558
Taiwan High Speed Rail Corp.	53,000	44,161
Taiwan Mobile Co. Ltd.	109,000	379,176
Taiwan Semiconductor Manufacturing Co. Ltd.	1,526,004	46,544,638
TCC Group Holdings Co. Ltd.	371,754	395,797
Unimicron Technology Corp.	94,000	331,188
Uni-President Enterprises Corp.	318,650	784,626
United Microelectronics Corp.	689,000	905,394
Vanguard International Semiconductor Corp.	57,850	173,892
Voltronic Power Technology Corp.	4,000	197,724
Wan Hai Lines Ltd.	53,000	133,761
Wistron Corp.	173,000	578,691
Wiwynn Corp.	7,000	409,121
WPG Holdings Ltd.	111,320	238,330
Yageo Corp.	27,404	464,299
Yang Ming Marine Transport Corp.	106,000	232,571
Yuanta Financial Holding Co. Ltd.	601,766	667,157
Zhen Ding Technology Holding Ltd.	54,455	191,422
		90,317,128
Thailand — 1.5%
Advanced Info Service PCL, NVDR	74,300	600,761
Airports of Thailand PCL, NVDR	261,900	332,300
Bangkok Dusit Medical Services PCL, NVDR	668,900	473,696
Bangkok Expressway & Metro PCL, NVDR(c)	440,000	82,589
Bumrungrad Hospital PCL, NVDR	38,100	218,088
Central Pattana PCL, NVDR	127,200	183,798
Central Retail Corp. PCL, NVDR	106,074	104,135
Charoen Pokphand Foods PCL, NVDR	249,100	178,072
CP ALL PCL, NVDR(c)	355,100	561,539
CP Axtra PCL	131,179	110,556
Delta Electronics Thailand PCL, NVDR	190,800	435,584
Gulf Energy Development PCL, NVDR	178,300	256,159
Home Product Center PCL, NVDR(c)	390,249	96,756
Intouch Holdings PCL, NVDR	63,600	147,538
Kasikornbank PCL, NVDR	31,800	141,274
Krung Thai Bank PCL, NVDR	217,850	143,634
Krungthai Card PCL, NVDR(c)	63,800	92,723
Minor International PCL, NVDR	208,480	177,565
PTT Exploration & Production PCL, NVDR(c)	79,510	254,099
PTT Global Chemical PCL, NVDR	141,200	65,924
PTT Oil & Retail Business PCL, NVDR	203,700	65,718
Security	Shares	Value
Thailand (continued)
PTT PCL, NVDR	583,800	$538,555
SCB X PCL, NVDR	53,500	191,274
Siam Cement PCL (The), NVDR	47,700	178,152
Thai Oil PCL, NVDR	79,900	53,380
TMBThanachart Bank PCL, NVDR	1,600,600	90,005
True Corp. PCL, NVDR(a)	662,542	223,456
		5,997,330
Total Common Stocks — 99.1% (Cost: $330,695,666)		385,899,019
Preferred Stocks
South Korea — 0.5%
Hyundai Motor Co.
Preference Shares, NVS	1,431	146,833
Series 2, Preference Shares, NVS	2,120	225,458
LG Chem Ltd., Preference Shares, NVS(a)	36	2,811
Samsung Electronics Co. Ltd., Preference Shares, NVS	50,615	1,555,333
		1,930,435
Total Preferred Stocks — 0.5% (Cost: $2,527,360)		1,930,435
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(d)	1,330	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.6% (Cost: $333,223,026)		387,829,454
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	1,943,890	1,944,862
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(e)(f)	2,260,000	2,260,000
Total Short-Term Securities — 1.1% (Cost: $4,202,617)		4,204,862
Total Investments — 100.7% (Cost: $337,425,643)		392,034,316
Liabilities in Excess of Other Assets — (0.7)%		(2,888,861)
Net Assets — 100.0%		$389,145,455

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Asia ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,861,232	$—	$(916,045)(a)	$398	$(723)	$1,944,862	1,943,890	$29,223 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	490,000	1,770,000 (a)	—	—	—	2,260,000	2,260,000	105,446	—
				$398	$(723)	$4,204,862		$134,669	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	4	03/21/25	$116	$(1,573)
MSCI Emerging Markets Index	19	03/21/25	1,042	(34,135)
				$(35,708)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$35,708	$—	$—	$—	$35,708

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(69,959)	$—	$—	$—	$(69,959)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(43,631)	$—	$—	$—	$(43,631)

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Asia ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,321,113
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$14,763,304	$371,135,715	$—	$385,899,019
Preferred Stocks	—	1,930,435	—	1,930,435
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	4,204,862	—	—	4,204,862
	$18,968,166	$373,066,150	$—	$392,034,316
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(34,135)	$(1,573)	$—	$(35,708)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.2%
Allos SA, NVS	106,667	$327,738
Alupar Investimento SA	38,418	180,160
Atacadao SA	161,025	198,285
Auren Energia SA	88,906	117,632
Azzas 2154 SA	28,246	124,735
Brava Energia	95,159	291,086
Cia de Saneamento de Minas Gerais Copasa MG	53,010	209,514
Cia De Sanena Do Parana	37,392	173,126
Cia. Brasileira de Aluminio(a)	72,390	63,812
Cia. Siderurgica Nacional SA	147,687	213,717
Cosan SA	301,530	363,107
Cury Construtora e Incorporadora SA	45,014	162,161
Cyrela Brazil Realty SA Empreendimentos e Participacoes	74,841	263,764
Dexco SA	108,585	104,202
Direcional Engenharia SA	46,828	233,438
EcoRodovias Infraestrutura e Logistica SA	76,235	63,835
Fleury SA	54,435	102,534
GPS Participacoes e Empreendimentos SA(b)	110,466	252,353
Grupo Mateus SA	151,626	164,306
Hapvida Participacoes e Investimentos SA(a)(b)	1,202,244	430,857
Hypera SA	88,863	287,524
Iguatemi SA	61,788	185,333
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	27,524	60,306
Inter & Co. Inc., Class A, NVS	61,503	329,656
IRB-Brasil Resseguros SA(a)	15,372	123,077
Lojas Renner SA	270,801	521,121
M Dias Branco SA	15,271	58,255
Magazine Luiza SA(a)	90,277	109,633
Marfrig Global Foods SA	87,153	201,761
MRV Engenharia e Participacoes SA(a)	108,928	83,440
Multiplan Empreendimentos Imobiliarios SA	69,141	246,024
Odontoprev SA	66,861	120,489
Orizon Valorizacao de Residuos SA(a)	13,000	91,898
Pagseguro Digital Ltd., Class A(a)	48,546	357,299
Patria Investments Ltd., Class A	12,540	142,078
Petroreconcavo SA	34,109	92,056
Santos Brasil Participacoes SA	145,293	329,693
Sao Martinho SA	39,967	143,708
Sendas Distribuidora SA	336,040	380,693
Serena Energia SA, NVS(a)	91,143	126,629
Sigma Lithium Corp.(a)(c)	17,284	195,482
SLC Agricola SA	47,082	144,261
Smartfit Escola de Ginastica e Danca SA	91,257	276,515
Smartfit Escola de Ginastica e Danca SA, NVS(a)	1,861	5,215
StoneCo Ltd., Class A(a)	63,213	584,720
Transmissora Alianca de Energia Eletrica SA	38,740	215,754
Tres Tentos Agroindustrial SA	46,094	114,929
Tupy SA	31,521	110,287
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	126,882	82,108
Vivara Participacoes SA	42,009	121,725
VTEX, Class A(a)	15,799	75,835
Wilson Sons SA, NVS	63,213	177,797
		10,135,663
Cayman Islands — 0.2%
JF SmartInvest Holdings Ltd.	27,500	121,286
RoboSense Technology Co. Ltd.(a)	57,000	319,347
Security	Shares	Value
Cayman Islands (continued)
XXF Group Holdings Ltd.(a)	60,000	$51,305
		491,938
Chile — 0.8%
Aguas Andinas SA, Class A	682,017	224,518
Banco Itau Chile SA, NVS	17,613	209,756
CAP SA(a)	20,070	111,336
Cia Cervecerias Unidas SA	41,325	286,719
Colbun SA	2,183,948	313,949
Empresa Nacional de Telecomunicaciones SA	48,186	152,964
Engie Energia Chile SA(a)	151,278	159,960
Inversiones La Construccion SA	9,862	99,369
Parque Arauco SA	171,210	309,589
Plaza SA	140,715	279,489
SMU SA	960,450	182,093
Vina Concha y Toro SA	129,721	165,396
		2,495,138
China — 11.0%
361 Degrees International Ltd.	280,000	146,670
3SBio Inc.(b)	456,000	429,712
AIM Vaccine Co. Ltd., NVS(a)(c)	79,800	58,777
AK Medical Holdings Ltd.(b)	228,000	141,636
Alibaba Pictures Group Ltd.(a)	3,350,000	237,166
ANE Cayman Inc.(a)	171,000	148,198
Angelalign Technology Inc.(b)	22,800	181,552
Anhui Expressway Co. Ltd., Class H	128,000	171,829
Anxin-China Holdings Ltd.(a)(d)	1,084,000	1
Ascentage Pharma Group International(a)(b)	56,800	274,488
AsiaInfo Technologies Ltd.(b)	91,200	123,035
Atour Lifestyle Holdings Ltd., ADR	9,231	283,484
BAIC Motor Corp. Ltd., Class H(b)(c)	456,025	140,454
Bairong Inc. (a)(b)	85,500	108,881
Beijing Capital International Airport Co. Ltd., Class H(a)	570,000	201,866
Beijing Fourth Paradigm Technology Co. Ltd.(a)	28,500	158,804
Beijing Jingneng Clean Energy Co. Ltd., Class H	570,000	138,001
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	114,000	117,301
Blue Moon Group Holdings Ltd.(b)(c)	319,000	127,683
BOE Varitronix Ltd.	113,000	100,698
Boshiwa International Holding Ltd.(a)(d)	32,000	—
Brilliance China Automotive Holdings Ltd.	798,000	426,058
Canggang Railway Ltd., NVS	342,000	61,126
Canvest Environmental Protection Group Co. Ltd.	171,000	103,767
CGN Mining Co. Ltd.(c)	850,000	154,517
CGN New Energy Holdings Co. Ltd.	570,000	167,840
Chervon Holdings Ltd.	45,600	111,030
China Animal Healthcare Ltd.(a)(d)	126,000	—
China Aoyuan Group Ltd.(a)	558,000	16,015
China BlueChemical Ltd., Class H	446,000	117,705
China Conch Venture Holdings Ltd.	370,500	320,171
China Datang Corp. Renewable Power Co. Ltd., Class H(c)	663,000	176,710
China East Education Holdings Ltd.(b)(c)	171,000	67,835
China Education Group Holdings Ltd.(c)	285,000	89,005
China Everbright Environment Group Ltd.	997,000	422,574
China Everbright Ltd.	234,000	156,086
China Foods Ltd.	228,000	79,268
China Gold International Resources Corp. Ltd.(a)	63,800	361,553
China Huiyuan Juice Group Ltd.(a)(d)	379,000	1
China Jinmao Holdings Group Ltd.(c)	1,428,000	204,251
China Lesso Group Holdings Ltd.	285,000	118,092
China Lilang Ltd.	171,000	87,072

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Medical System Holdings Ltd.	361,000	$381,722
China Metal Recycling Holdings Ltd.(a)(d)	12,000	—
China Modern Dairy Holdings Ltd.(c)	1,140,000	161,382
China Nonferrous Mining Corp Ltd.	456,000	280,948
China Oriental Group Co. Ltd.	22,000	3,393
China Overseas Grand Oceans Group Ltd.	455,000	116,742
China Overseas Property Holdings Ltd.	285,000	186,299
China Resources Building Materials Technology Holdings Ltd.	684,000	133,999
China Resources Medical Holdings Co. Ltd.(c)	285,000	151,019
China Risun Group Ltd.	555,000	194,409
China Shineway Pharmaceutical Group Ltd.	57,000	61,100
China Tobacco International HK Co. Ltd.	56,000	183,143
China Traditional Chinese Medicine Holdings Co. Ltd.(a)	798,000	200,089
China Travel International Investment Hong Kong Ltd.(c)	912,000	117,478
China Water Affairs Group Ltd.	228,000	176,095
China XLX Fertiliser Ltd.	242,000	120,112
Chinasoft International Ltd.	570,000	415,414
CIMC Enric Holdings Ltd.	114,000	100,566
COFCO Joycome Foods Ltd.(a)	570,000	100,545
Concord New Energy Group Ltd.	1,710,000	104,429
Consun Pharmaceutical Group Ltd.	57,000	58,660
COSCO Shipping Ports Ltd.(c)	342,000	192,271
Country Garden Services Holdings Co. Ltd.	570,000	416,249
CSG Holding Co. Ltd., Class B	427,500	111,038
Daqo New Energy Corp., ADR(a)(c)	13,605	275,501
Digital China Holdings Ltd.	171,000	69,508
Dongyue Group Ltd.(c)	342,000	373,515
DPC Dash Ltd., NVS(a)	17,000	217,174
East Buy Holding Ltd.(a)(b)(c)	114,000	189,834
Everest Medicines Ltd.(a)(b)(c)	57,000	343,571
Evergrande Property Services Group Ltd.(a)(b)	1,392,000	136,184
Fenbi Ltd., NVS(a)	256,500	82,739
FIH Mobile Ltd. (a)	855,000	98,209
FinVolution Group, ADR	35,511	292,611
First Tractor Co. Ltd., Class H	114,000	95,729
Fu Shou Yuan International Group Ltd.	389,000	211,828
Fufeng Group Ltd.(c)	399,400	278,135
GDS Holdings Ltd., Class A(a)(c)	262,200	1,217,639
Gemdale Properties & Investment Corp. Ltd.(c)	1,482,000	49,524
Genertec Universal Medical Group Co. Ltd.(b)	256,500	165,820
Global New Material International Holdings Ltd.(a)(c)	228,000	103,132
Grand Pharmaceutical Group Ltd.	285,000	184,726
Greentown China Holdings Ltd.	256,000	379,821
Greentown Service Group Co. Ltd.	408,000	203,979
Guangzhou R&F Properties Co. Ltd., Class H(a)	394,400	72,810
Gushengtang Holdings Ltd.(c)	51,300	229,108
Hangzhou SF Intra-City Industrial Co. Ltd., Class H(a)(b)	45,600	54,839
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	102,557	134,063
Harbin Electric Co. Ltd., Class H	228,000	100,398
Hello Group Inc., ADR	37,392	275,579
Hopson Development Holdings Ltd.(a)(c)	273,687	112,989
Hua Han Health Industry Holdings Ltd.(a)(d)	1,112,400	1
HUTCHMED China Ltd.(a)(c)	142,500	473,400
HUYA Inc., ADR	23,370	89,040
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	102,600	195,215
InnoCare Pharma Ltd.(a)(b)	171,000	202,326
iQIYI Inc., ADR(a)(c)	116,464	242,245
Security	Shares	Value
China (continued)
Jinchuan Group International Resources Co. Ltd.	1,134,000	$76,165
JinkoSolar Holding Co. Ltd., ADR	9,006	202,905
Jinxin Fertility Group Ltd.(b)	513,000	173,032
Jiumaojiu International Holdings Ltd.(b)(c)	232,000	88,443
JOYY Inc., ADR(a)	7,410	346,714
Kangji Medical Holdings Ltd.	228,000	206,545
Keymed Biosciences Inc.(a)(b)	57,000	259,128
Kinetic Development Group Ltd.	570,000	81,395
Kingboard Holdings Ltd.	178,000	503,115
Kingboard Laminates Holdings Ltd.	256,500	304,894
Kingsoft Cloud Holdings Ltd.(a)(c)	570,900	621,277
Lee & Man Paper Manufacturing Ltd.	390,000	114,042
Legend Holdings Corp., Class H(a)(b)	171,000	203,523
Lepu Biopharma Co. Ltd., Class H(a)(b)(c)	228,000	107,007
Lifetech Scientific Corp. (a)	798,000	167,501
Lonking Holdings Ltd.	684,000	153,204
Lufax Holding Ltd., ADR	62,447	181,096
Luye Pharma Group Ltd. (a)(b)(c)	541,500	162,937
Maoyan Entertainment(a)(b)(c)	114,000	110,922
Meitu Inc.(b)	740,000	453,339
MH Development Ltd.(a)(d)	32,500	—
MicroPort NeuroScientific Corp., NVS	57,000	80,397
Microport Scientific Corp.(a)(c)	255,500	244,523
Ming Yuan Cloud Group Holdings Ltd.	285,000	126,613
Minth Group Ltd.(a)(c)	212,000	552,260
National Agricultural Holdings Ltd., NVS(a)(d)	354,000	—
NetDragon Websoft Holdings Ltd.	85,500	126,233
NetEase Cloud Music Inc.(a)(b)(c)	22,800	475,251
New Horizon Health Ltd.(a)(b)(d)	91,000	132,363
Newborn Town Inc.(a)	114,000	66,591
Nexteer Automotive Group Ltd.(c)	228,000	147,492
Nine Dragons Paper Holdings Ltd.(a)(c)	439,000	185,080
Noah Holdings Ltd., ADR	10,650	120,558
Onewo Inc., Class H	57,000	165,179
Ping An Healthcare and Technology Co. Ltd.(b)	222,300	225,359
Poly Property Group Co. Ltd.	473,000	93,813
Poly Property Services Co. Ltd., Class H	34,200	137,682
Q Technology Group Co. Ltd.(a)	114,000	104,947
Radiance Holdings Group Co. Ltd.(a)(c)	228,000	86,485
Remegen Co. Ltd., Class H(a)(b)	28,500	66,219
RLX Technology Inc., ADR	88,407	220,133
Sany Heavy Equipment International Holdings Co. Ltd.	342,000	202,853
Seazen Group Ltd.(a)	670,000	182,306
Shanghai Conant Optical Co. Ltd., Class H	28,500	101,510
Shanghai Industrial Holdings Ltd.	114,000	168,349
Shanghai MicroPort MedBot Group Co. Ltd.(a)(c)	87,000	241,512
Shenzhen International Holdings Ltd.	370,500	339,627
Shenzhen Investment Ltd.(c)	780,000	83,245
Shimao Group Holdings Ltd.(a)	370,500	61,073
Shoucheng Holdings Ltd.(c)	571,200	125,150
Shougang Fushan Resources Group Ltd.(c)	570,000	172,724
Shui On Land Ltd.	886,500	79,942
Simcere Pharmaceutical Group Ltd.(b)	228,000	232,960
Sinofert Holdings Ltd.	456,000	61,116
Sinopec Engineering Group Co. Ltd., Class H	370,500	278,137
Sinopec Kantons Holdings Ltd.(c)	342,000	187,776
Skyworth Group Ltd.	366,000	121,537
SSY Group Ltd.	342,000	138,833
Sun Art Retail Group Ltd.	580,000	132,750
Sunac China Holdings Ltd.(a)(c)	1,710,000	500,506
Superb Summit International Group Ltd.(a)(d)	11,913	—
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
SY Holdings Group Ltd.	171,000	$183,179
TCL Electronics Holdings Ltd.	285,000	259,093
Tiangong International Co. Ltd.(c)	456,000	105,036
Tianli International Holdings Ltd.(c)	341,000	185,911
Tianneng Power International Ltd.(c)	228,000	215,201
Tong Ren Tang Technologies Co. Ltd., Class H	171,000	103,151
Topsports International Holdings Ltd.(b)	570,000	247,071
Towngas Smart Energy Co. Ltd.(c)	278,000	110,641
Tuhu Car Inc.(a)(b)	52,200	106,051
Tuya Inc.	59,170	201,178
UBTech Robotics Corp. Ltd.(a)	28,500	332,491
Untrade SMI Holdings(a)(d)	468,800	1
Untradelumena Newmat, NVS(a)(d)	5,249	—
Up Fintech Holding Ltd., ADR(a)(c)	29,982	217,070
Venus MedTech Hangzhou Inc., Class H(a)(b)(d)	103,500	52,355
Vnet Group Inc., ADR(a)	13,452	157,792
Wasion Holdings Ltd.	114,000	108,665
Weibo Corp., ADR	22,800	228,228
Weifu High-Technology Group Co. Ltd., Class B	51,216	87,522
Weilong Delicious Global Holdings Ltd., NVS	91,200	113,516
Weimob Inc.(a)(b)(c)	853,000	273,630
West China Cement Ltd.	570,000	121,139
XD Inc.(a)	68,400	286,808
Xinte Energy Co. Ltd., Class H(a)(c)	113,600	102,874
Xtep International Holdings Ltd.	399,000	264,502
Yidu Tech Inc. (a)(b)	169,700	138,349
Yihai International Holding Ltd.(c)	113,000	206,560
Yuexiu Property Co. Ltd.(c)	342,000	232,706
Yuexiu REIT	912,000	105,609
Yuexiu Transport Infrastructure Ltd.	342,000	161,290
Zai Lab Ltd.(a)	250,800	887,802
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	176,700	264,918
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	370,500	86,653
Zonqing Environmental Ltd.(c)	114,000	126,356
		35,208,822
Colombia — 0.1%
Cementos Argos SA	151,962	365,837
Czech Republic — 0.1%
Colt CZ Group SE	3,762	113,245
Philip Morris CR AS	131	92,843
		206,088
Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	76,245	88,514
Ezz Steel Co. SAE(a)	61,351	166,041
Fawry for Banking & Payment Technology Services SAE(a)	464,815	73,416
Telecom Egypt Co.	154,700	116,063
		444,034
Greece — 0.7%
Aegean Airlines SA	16,354	183,258
Athens International Airport SA	15,621	141,461
Athens Water Supply & Sewage Co. SA	11,091	66,558
GEK TERNA SA	16,472	313,309
HELLENiQ ENERGY Holdings SA	23,622	191,281
Holding Co. ADMIE IPTO SA	31,860	93,456
Intrakat Technical & Energy Projects SA(a)	10,887	59,407
LAMDA Development SA(a)	20,274	137,138
Motor Oil Hellas Corinth Refineries SA(c)	15,428	348,459
Optima bank SA	17,636	262,408
Security	Shares	Value
Greece (continued)
Sarantis SA	10,162	$133,667
Titan Cement International SA	10,962	457,036
		2,387,438
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	103,301	423,903
Opus Global Nyrt	42,978	65,279
		489,182
India — 24.4%
360 ONE WAM Ltd.	47,167	540,655
3M India Ltd.	798	240,854
Aadhar Housing Finance Ltd.(a)	26,847	117,728
Aarti Industries Ltd.	48,849	210,768
Aarti Pharmalabs Ltd., NVS	12,882	108,429
Aavas Financiers Ltd.(a)	15,363	297,553
Action Construction Equipment Ltd.	12,939	156,185
Aditya Birla Fashion and Retail Ltd.(a)	103,968	288,834
Aditya Birla Real Estate Ltd.	13,395	286,105
Aditya Vision Ltd., NVS(b)	10,897	54,097
Aegis Logistics Ltd.	39,159	341,718
Affle India Ltd.(a)	18,205	292,978
AGI Greenpac Ltd.	7,296	53,327
Ahluwalia Contracts India Ltd.	7,296	54,224
AIA Engineering Ltd.	11,058	397,642
Ajanta Pharma Ltd.	10,648	303,474
Alembic Pharmaceuticals Ltd.	14,952	127,405
Alkyl Amines Chemicals	5,529	100,874
Alok Industries Ltd.(a)	355,350	62,633
Amara Raja Energy & Mobility Ltd.	29,868	335,429
Amber Enterprises India Ltd.(a)	5,119	331,097
AMI Organics Ltd.	6,327	157,266
Anand Rathi Wealth Ltd.	4,731	217,234
Anant Raj Ltd.	32,661	174,273
Angel One Ltd.	11,970	298,668
Anup Engineering Ltd. (The)	3,190	102,333
Apar Industries Ltd.	4,731	315,262
Apollo Tyres Ltd.	74,955	322,541
Aptus Value Housing Finance India Ltd.	59,033	208,360
Archean Chemical Industries Ltd., NVS	16,758	96,922
Arvind Ltd.	47,426	184,582
Asahi India Glass Ltd.	29,008	205,237
Aster DM Healthcare Ltd.(b)	59,907	277,592
AstraZeneca Pharma India Ltd.	1,539	118,153
Atul Ltd.	3,420	208,080
AurionPro Solutions Ltd.	5,684	89,094
Avanti Feeds Ltd.	16,587	131,966
Bajaj Electricals Ltd.	12,939	89,363
Balrampur Chini Mills Ltd.	35,553	181,356
Bandhan Bank Ltd.(b)	198,018	321,180
BASF India Ltd.	3,078	150,775
Bata India Ltd.	12,141	170,116
Bayer CropScience Ltd.	3,933	213,547
BEML Ltd., (Acquired 02/10/22, Cost: $110,681)(e)	5,301	149,714
Bharat Dynamics Ltd.	25,194	282,810
Biocon Ltd.	107,274	372,307
Birla Corp. Ltd.	8,330	92,984
Birlasoft Ltd.	46,369	226,222
Black Box Ltd.(a)	8,949	38,259
BLS International Services Ltd.	33,117	129,270
Blue Dart Express Ltd.	1,881	129,199
Blue Star Ltd.	35,511	782,180
Bombay Burmah Trading Co.	4,617	87,891

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Bondada Engineering Ltd.	11,400	$45,860
Borosil Renewables Ltd.(a)	17,853	103,303
Brigade Enterprises Ltd.	37,107	404,477
Brookfield India Real Estate Trust(b)	87,552	299,335
Campus Activewear Ltd.	28,385	85,051
Can Fin Homes Ltd.	25,308	168,010
Carborundum Universal Ltd.	31,350	298,722
Cartrade Tech Ltd.(a)	6,769	118,721
Castrol India Ltd.	103,124	252,336
CCL Products India Ltd.	24,624	163,271
CE Info Systems Ltd.	5,472	104,652
Ceat Ltd.	6,384	184,763
Cello World Ltd., NVS	14,991	95,389
Central Depository Services India Ltd.	26,847	342,246
Century Plyboards India Ltd.	17,442	144,362
Cera Sanitaryware Ltd.	1,539	93,262
CESC Ltd.	173,731	261,442
Chalet Hotels Ltd.(a)	23,484	198,565
Chambal Fertilisers and Chemicals Ltd.	47,546	291,651
Chemplast Sanmar Ltd.(a)	24,660	114,361
Chennai Petroleum Corp. Ltd.	16,416	85,188
Cholamandalam Financial Holdings Ltd.	25,479	480,440
CIE Automotive India Ltd.	41,667	179,970
City Union Bank Ltd.	101,390	172,038
Clean Science & Technology Ltd.	6,954	95,100
CMS Info Systems Ltd.	43,491	228,537
Coforge Ltd.	16,017	1,358,101
Computer Age Management Services Ltd.	11,582	419,037
Concord Biotech Ltd., NVS	5,871	100,875
Coromandel International Ltd.	31,293	598,302
Craftsman Automation Ltd.	3,258	168,282
CreditAccess Grameen Ltd.	15,569	164,461
CRISIL Ltd.	5,130	257,275
Crompton Greaves Consumer Electricals Ltd.	163,818	603,006
Cyient Ltd.	21,603	314,796
Data Patterns India Ltd.(a)	7,467	123,784
Deepak Fertilisers & Petrochemicals Corp. Ltd.	17,646	193,252
Deepak Nitrite Ltd.	15,732	334,105
Delhivery Ltd.(a)	132,468	379,873
Devyani International Ltd.(a)	116,622	221,150
Dr Lal PathLabs Ltd.(b)	9,861	260,948
E2E Networks Ltd.(a)(b)	1,596	33,029
Easy Trip Planners Ltd., NVS(a)	580,992	78,159
eClerx Services Ltd.	6,652	216,020
Edelweiss Financial Services Ltd.	136,011	140,461
EID Parry India Ltd.(a)	30,232	230,409
EIH Ltd.	62,301	228,342
Elecon Engineering Co. Ltd.	23,803	113,066
Electronics Mart India Ltd., NVS(a)	37,962	54,955
Electrosteel Castings Ltd.	92,853	99,265
Elgi Equipments Ltd.	51,739	254,047
Emami Ltd.	50,323	305,899
Embassy Office Parks REIT	214,890	895,611
Endurance Technologies Ltd.(b)	9,655	195,554
Engineers India Ltd.	80,997	140,067
Epigral Ltd.	3,933	72,855
EPL Ltd.	42,750	96,170
Equinox India Developments Ltd.(a)	136,002	179,883
Eris Lifesciences Ltd.(b)	13,566	183,849
Ethos Ltd., NVS(a)	1,809	52,319
Exide Industries Ltd.	111,492	444,746
Federal Bank Ltd.	478,685	977,152
Security	Shares	Value
India (continued)
Fine Organic Industries Ltd.	2,430	$97,612
Finolex Cables Ltd.	18,753	175,475
Finolex Industries Ltd.	69,540	136,452
Firstsource Solutions Ltd.	90,402	359,770
Five-Star Business Finance Ltd., NVS(a)	47,082	411,580
Force Motors Ltd.	1,197	91,546
Fortis Healthcare Ltd.	129,561	912,604
Ganesha Ecosphere Ltd.	3,876	58,327
Garden Reach Shipbuilders & Engineers Ltd.	7,598	110,179
Garware Hi-Tech Films Ltd.	2,494	108,129
GE T&D India Ltd.	25,878	398,693
Genus Power Infrastructures Ltd.	21,570	63,492
GHCL Ltd.	18,012	119,422
Gillette India Ltd.	2,223	200,323
Gland Pharma Ltd.(b)	9,747	173,699
GlaxoSmithKline Pharmaceuticals Ltd.	11,058	314,071
Glenmark Life Sciences Ltd.(a)	7,011	71,157
Glenmark Pharmaceuticals Ltd.	37,153	545,109
Global Health Ltd., NVS(a)	20,577	271,120
GMM Pfaudler Ltd.	10,773	136,727
Go Digit General Insurance Ltd.(a)	47,025	163,828
Go Fashion India Ltd.(a)	10,040	81,407
Godawari Power and Ispat Ltd.	78,033	139,992
Godfrey Phillips India Ltd.	3,249	193,811
Godrej Industries Ltd.(a)	18,867	237,540
Gokaldas Exports Ltd.(a)	17,043	159,202
Granules India Ltd.	40,755	215,624
Graphite India Ltd.	24,548	110,376
Gravita India Ltd.	6,498	119,318
Great Eastern Shipping Co. Ltd. (The)	28,671	266,904
Greenpanel Industries Ltd.	20,064	61,923
Grindwell Norton Ltd.	11,487	189,004
Gujarat Ambuja Exports Ltd.	47,110	56,095
Gujarat Fluorochemicals Ltd.	7,182	295,587
Gujarat Gas Ltd.	35,796	151,987
Gujarat Mineral Development Corp. Ltd.	25,251	70,152
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	25,650	138,105
Gujarat State Fertilizers & Chemicals Ltd.	62,814	120,883
Gujarat State Petronet Ltd.	73,359	229,345
Happiest Minds Technologies Ltd.	22,686	178,652
HBL Power Systems Ltd.	31,005	154,578
Hemisphere Properties India Ltd.(a)	27,759	39,630
HFCL Ltd.	212,907	194,054
HG Infra Engineering Ltd.	6,669	74,043
Himadri Speciality Chemical Ltd.	48,678	228,450
Hindustan Construction Co. Ltd.(a)	352,431	95,882
Hindustan Copper Ltd.	82,365	192,362
Hindustan Foods Ltd.(a)	17,670	103,483
Home First Finance Co. India Ltd.(b)	15,903	185,932
Honasa Consumer Ltd., NVS(a)	34,826	86,029
ICICI Securities Ltd.(b)	28,118	259,022
IFCI Ltd.(a)	167,808	79,695
IIFL Finance Ltd.	60,337	209,323
IIFL Securities Ltd.	32,132	80,758
Indegene Ltd.(a)	15,561	91,891
India Cements Ltd. (The)(a)	3,947	11,465
IndiaMART Intermesh Ltd.(b)	8,322	187,679
Indian Energy Exchange Ltd.(b)	119,673	215,056
Indraprastha Gas Ltd.	142,464	310,685
Infibeam Avenues Ltd.	417,639	87,364
Inox Wind Ltd.(a)	162,089	281,102
Intellect Design Arena Ltd.	22,742	173,920
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
ION Exchange India Ltd., NVS	24,825	$142,309
Ipca Laboratories Ltd.	35,549	552,756
IRB Infrastructure Developers Ltd., NVS	479,484	239,355
IRCON International Ltd.(b)	104,652	170,993
ITC Hotels Ltd.(a)	159,486	298,563
ITD Cementation India Ltd.	22,330	137,609
Jai Corp. Ltd.	6,733	7,371
Jain Irrigation Systems Ltd.(a)	100,092	63,612
Jaiprakash Power Ventures Ltd.(a)	1,020,927	156,639
Jammu & Kashmir Bank Ltd. (The)	141,303	154,156
JB Chemicals & Pharmaceuticals Ltd., NVS	18,183	342,536
JBM Auto Ltd., NVS	16,758	99,545
Jindal Saw Ltd.	61,674	174,628
JK Cement Ltd.	9,177	462,016
JK Lakshmi Cement Ltd.	16,986	130,752
JK Paper Ltd.	25,878	85,460
JK Tyre & Industries Ltd.	33,345	101,444
JM Financial Ltd.	120,498	128,024
JSW Holdings Ltd./India(a)	800	149,604
Jubilant Ingrevia Ltd.	22,351	158,119
Jubilant Pharmova Ltd., Class A	19,494	202,217
Jupiter Life Line Hospitals Ltd.	4,297	70,797
Jupiter Wagons Ltd., NVS	44,232	148,400
Just Dial Ltd.(a)	7,011	67,673
Jyothy Labs Ltd.	39,102	144,562
Jyoti CNC Automation Ltd.(a)	11,146	102,357
Kajaria Ceramics Ltd.	22,207	217,233
Kalpataru Projects International Ltd.	28,557	288,492
Kansai Nerolac Paints Ltd.	53,124	138,051
Karnataka Bank Ltd. (The)	56,829	109,578
Karur Vysya Bank Ltd. (The)	109,368	252,560
Kaynes Technology India Ltd., NVS(a)	6,612	315,641
KEC International Ltd.	34,599	273,071
KEI Industries Ltd.	16,986	599,377
Kfin Technologies Ltd.	23,142	232,387
Kirloskar Brothers Ltd.	6,200	113,513
Kirloskar Ferrous Industries Ltd.	17,100	89,223
Kirloskar Oil Engines Ltd.	22,572	149,130
Kirloskar Pneumatic Co. Ltd., NVS	11,476	131,688
KNR Constructions Ltd.	49,362	125,113
KPI Green Energy Ltd.(b)	29,155	126,893
KPIT Technologies Ltd.	43,035	592,296
KPR Mill Ltd.	27,278	251,051
KRBL Ltd.	20,919	60,860
Krishna Institute of Medical Sciences Ltd.(a)(b)	64,809	385,912
KSB Ltd.	19,380	137,225
L&T Finance Ltd.	210,501	325,875
Lakshmi Machine Works Ltd.	1,382	216,283
Laurus Labs Ltd.(b)	89,775	543,024
Laxmi Organic Industries Ltd.	32,889	66,427
Lemon Tree Hotels Ltd.(a)(b)	137,712	192,727
LIC Housing Finance Ltd.	79,800	456,131
Lloyds Engineering Works Ltd., NVS	158,118	100,190
LT Foods Ltd.	46,398	180,980
Mahanagar Gas Ltd.	13,737	195,361
Maharashtra Scooters Ltd.	627	66,162
Maharashtra Seamless Ltd.	15,390	108,405
Mahindra & Mahindra Financial Services Ltd.	134,976	419,222
Mahindra Lifespace Developers Ltd.	32,490	118,186
Man Infraconstruction Ltd.	28,215	47,990
Manappuram Finance Ltd.	137,852	318,368
Marksans Pharma Ltd.	52,200	122,753
Security	Shares	Value
India (continued)
Mastek Ltd.	5,586	$142,707
Max Estates Ltd.(a)	15,675	72,675
Max Financial Services Ltd.(a)	65,607	751,607
Medplus Health Services Ltd.(a)	19,079	156,239
Metropolis Healthcare Ltd.(a)(b)	8,330	151,590
Minda Corp. Ltd.	20,807	115,025
Mindspace Business Parks REIT(b)	56,886	235,982
Mishra Dhatu Nigam Ltd.(b)	17,898	50,056
Moschip Technologies Ltd., NVS(a)	24,852	43,934
Motherson Sumi Wiring India Ltd.	510,492	275,402
Motilal Oswal Financial Services Ltd.	38,418	260,052
Mrs Bectors Food Specialities Ltd.	8,758	132,391
MTAR Technologies Ltd.(a)	6,498	95,898
Multi Commodity Exchange of India Ltd.	6,669	383,138
Narayana Hrudayalaya Ltd.	19,437	321,970
Natco Pharma Ltd.	22,666	200,328
National Aluminium Co. Ltd.	221,787	454,897
Nava Ltd.	33,516	153,293
Navin Fluorine International Ltd.	7,695	331,747
NBCC India Ltd.	279,414	235,000
NCC Ltd./India	119,985	241,740
Neogen Chemicals Ltd.	3,078	58,890
Neuland Laboratories Ltd.	2,052	249,910
Newgen Software Technologies Ltd.	16,587	178,575
NIIT Learning Systems Ltd., NVS	27,759	133,533
Nippon Life India Asset Management Ltd.(b)	40,698	240,071
NLC India Ltd.	101,118	241,251
NMDC Steel Ltd., NVS(a)	264,013	107,891
Nuvama Wealth Management Ltd., NVS	2,858	177,186
Nuvoco Vistas Corp. Ltd.(a)	28,671	103,160
Ola Electric Mobility Ltd.(a)	221,502	145,559
Olectra Greentech Ltd.	11,799	145,470
One 97 Communications Ltd., NVS(a)	74,541	613,912
Onesource Specialty Pharma Ltd., NVS(a)	8,350	118,155
Orient Cement Ltd.	29,811	112,795
Orient Electric Ltd.	37,563	85,378
Orissa Minerals Development Co. Ltd. (The)(a)	842	49,188
Paradeep Phosphates Ltd., NVS(b)	101,790	101,671
Patel Engineering Ltd.(a)	98,040	49,066
PC Jeweller Ltd.(a)	440,268	57,269
PCBL Ltd.	45,714	188,662
PDS Ltd.	11,742	57,311
Pearl Global Industries Ltd.	3,990	61,447
PG Electroplast Ltd.	32,306	296,126
Piramal Enterprises Ltd.	29,583	297,043
Piramal Pharma Ltd., NVS	156,522	341,694
PNB Housing Finance Ltd.(a)(b)	38,874	340,900
PNC Infratech Ltd.	34,941	104,198
Poly Medicure Ltd.	9,960	231,688
Poonawalla Fincorp Ltd.	75,410	243,936
Praj Industries Ltd.	33,060	185,765
Pricol Ltd.(a)	32,271	147,623
Procter & Gamble Health Ltd.	1,799	103,496
Protean eGov Technologies Ltd.	8,151	123,854
PTC India Ltd.	59,622	95,163
PTC Industries Ltd., NVS(a)	1,143	133,298
Puravankara Ltd.	15,772	43,646
PVR Inox Ltd.(a)	20,292	210,587
Quess Corp. Ltd.(b)	22,287	152,679
Radico Khaitan Ltd.	19,665	467,645
Railtel Corp. of India Ltd.	26,505	85,788
Rain Industries Ltd.	64,752	90,495

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Rainbow Children's Medicare Ltd.	14,471	$205,279
Ramco Cements Ltd. (The)	27,930	265,890
Ramkrishna Forgings Ltd.	22,857	169,955
Ratnamani Metals & Tubes Ltd.	8,151	229,539
RattanIndia Enterprises Ltd.(a)	140,720	66,414
RattanIndia Power Ltd.(a)	698,494	71,652
Raymond Lifestyle Ltd., NVS(a)	8,175	101,520
Raymond Ltd.	9,234	136,968
RBL Bank Ltd.(b)	121,011	220,531
Redington Ltd.	152,475	392,129
Redtape Ltd./India	42,465	70,632
Refex Industries Ltd.	8,297	37,647
Relaxo Footwears Ltd.	21,240	103,861
Reliance Infrastructure Ltd.(a)	58,879	143,595
Reliance Power Ltd.(a)	683,456	261,409
Restaurant Brands Asia Ltd.(a)	108,414	79,336
Rhi Magnesita India Ltd.	22,454	100,740
Route Mobile Ltd.	9,229	103,632
RR Kabel Ltd., NVS	7,182	73,179
Safari Industries India Ltd.	8,037	197,016
Sammaan Capital Ltd.	140,113	178,042
Sanofi Consumer Healthcare India Ltd., NVS(a)	2,414	125,589
Sanofi India Ltd.	1,857	106,355
Sansera Engineering Ltd.(b)	10,659	136,934
Sapphire Foods India Ltd.(a)	61,845	219,977
Sarda Energy & Minerals Ltd., NVS	23,256	121,061
Saregama India Ltd.	24,420	124,324
Senco Gold Ltd., NVS	15,720	53,102
Shaily Engineering Plastics Ltd.	5,605	97,273
Shakti Pumps India Ltd.	12,255	113,161
Sheela Foam Ltd.(a)	12,141	99,149
Shoppers Stop Ltd.(a)	14,421	86,226
Shree Renuka Sugars Ltd.(a)	240,198	76,092
Shriram Pistons & Rings Ltd.	3,534	75,058
SJVN Ltd.	219,820	213,148
SKF India Ltd.	6,612	280,021
Sobha Ltd.	11,839	162,980
Sonata Software Ltd.	44,688	185,091
South Indian Bank Ltd. (The)	354,483	96,943
Star Health & Allied Insurance Co. Ltd.(a)	60,192	258,988
Sterling and Wilson Renewable(a)	31,806	93,507
Strides Pharma Science Ltd.	19,779	140,412
Sudarshan Chemical Industries Ltd.	10,830	107,618
Sumitomo Chemical India Ltd.	33,973	179,538
Sun TV Network Ltd.	30,267	194,916
Sundram Fasteners Ltd.	29,754	318,417
Suprajit Engineering Ltd.	25,536	117,425
Supreme Petrochem Ltd., NVS	21,888	134,211
Surya Roshni Ltd., NVS	23,370	57,382
Suven Pharmaceuticals Ltd.(a)	27,551	383,440
Swan Energy Ltd.	29,653	139,308
Syngene International Ltd.(b)	48,207	360,541
Syrma SGS Technology Ltd.	11,400	54,266
Tamilnad Mercantile Bank Ltd., NVS	18,183	85,248
Tanla Platforms Ltd.	16,929	84,969
Tata Chemicals Ltd.	34,827	310,719
Tata Investment Corp. Ltd.	3,591	248,915
TeamLease Services Ltd.(a)	3,819	85,254
Techno Electric & Engineering Co. Ltd.	15,732	176,465
Tega Industries Ltd., NVS	3,819	57,995
Tejas Networks Ltd.(a)(b)	22,059	180,497
Texmaco Rail & Engineering Ltd.	72,504	108,272
Security	Shares	Value
India (continued)
Thomas Cook India Ltd.	42,636	$61,106
Tilaknagar Industries Ltd.	25,308	64,614
Time Technoplast Ltd.	26,733	109,930
Timken India Ltd.	9,533	270,362
Tips Industries Ltd.	11,979	81,136
Titagarh Rail System Ltd.	22,173	178,115
Transformers & Rectifiers India Ltd.	27,260	121,218
Transport Corp. of India Ltd.	9,120	94,340
Trident Ltd.	393,585	116,790
Triveni Engineering & Industries Ltd.	28,607	114,851
Triveni Turbine Ltd.	35,682	199,767
TTK Prestige Ltd.	14,194	101,675
TVS Holdings Ltd.	1,653	155,118
Ujjivan Small Finance Bank Ltd.(b)	188,613	69,637
UNO Minda Ltd.	50,844	481,864
Usha Martin Ltd.	40,127	136,358
UTI Asset Management Co. Ltd.	13,295	143,450
VA Tech Wabag Ltd.(a)	11,383	170,641
Vardhman Textiles Ltd.	33,459	145,759
Varroc Engineering Ltd.(a)(b)	13,452	65,228
Vedant Fashions Ltd.	15,504	150,001
Vesuvius India Ltd.	2,394	109,333
V-Guard Industries Ltd.	51,414	181,821
Vijaya Diagnostic Centre Pvt Ltd.	14,706	154,443
Vinati Organics Ltd.	7,695	134,362
VIP Industries Ltd.	22,455	77,914
V-Mart Retail Ltd.(a)	3,519	120,658
Voltamp Transformers Ltd.	1,726	124,566
Waaree Renewable Technologies Ltd., NVS	8,528	81,023
Websol Energy System Ltd.(a)	6,897	74,429
Welspun Corp. Ltd.	28,671	242,904
Welspun Enterprises Ltd.	16,188	77,507
Welspun Living Ltd.	72,809	89,452
Westlife Foodworld Ltd.(a)	9,462	73,998
Whirlpool of India Ltd.	15,960	170,101
Wockhardt Ltd.(a)	19,095	253,681
Wonderla Holidays Ltd.	7,695	56,376
Zee Entertainment Enterprises Ltd.	190,665	204,058
Zen Technologies Ltd.	12,084	145,551
Zensar Technologies Ltd.	30,951	262,985
ZF Commercial Vehicle Control Systems India Ltd.	1,827	229,208
		77,697,130
Indonesia — 1.7%
AKR Corporindo Tbk PT	2,314,200	173,220
Aneka Tambang Tbk	2,154,600	206,662
Aspirasi Hidup Indonesia Tbk PT	2,097,600	81,638
Astra Agro Lestari Tbk PT	125,400	40,842
Bank Aladin Syariah Tbk PT(a)	393,300	18,977
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	219,364	9,394
Bank Tabungan Negara Persero Tbk PT	1,368,000	69,146
BFI Finance Indonesia Tbk PT	2,650,500	134,591
Bukalapak.com PT Tbk(a)	13,947,900	112,165
Bukit Asam Tbk PT	1,060,200	166,076
Bumi Resources Minerals Tbk PT(a)	14,734,800	316,278
Bumi Resources Tbk PT(a)	30,177,200	171,480
Bumi Serpong Damai Tbk PT(a)	1,476,300	73,904
Ciputra Development Tbk PT	2,741,763	131,583
Elang Mahkota Teknologi Tbk PT	4,098,300	135,023
ESSA Industries Indonesia Tbk PT	2,854,500	125,919
Gudang Garam Tbk PT(a)	108,300	68,912
Hanson International Tbk PT(a)(d)	25,794,200	—
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Harum Energy Tbk PT(a)	495,600	$20,774
Indah Kiat Pulp & Paper Tbk PT	347,700	98,704
Indo Tambangraya Megah Tbk PT	108,300	154,808
Indocement Tunggal Prakarsa Tbk PT	290,700	79,024
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,040,657	68,309
Inti Agri Resources Tbk PT(a)(d)	12,327,500	—
Japfa Comfeed Indonesia Tbk PT	1,476,300	166,217
Jasa Marga Persero Tbk PT	723,900	155,433
Map Aktif Adiperkasa PT	3,197,700	154,292
MD Entertainment Tbk PT	606,500	130,591
Medco Energi Internasional Tbk PT	1,755,012	106,308
Medikaloka Hermina Tbk PT	1,875,300	154,390
Merdeka Copper Gold Tbk PT(a)	2,394,000	202,934
Mitra Adiperkasa Tbk PT	2,451,000	212,534
Mitra Keluarga Karyasehat Tbk PT	1,271,178	180,478
Pabrik Kertas Tjiwi Kimia Tbk PT	501,600	142,510
Pacific Strategic Financial Tbk PT(a)	2,201,000	157,309
Pakuwon Jati Tbk PT	4,485,000	101,915
Panin Financial Tbk PT(a)	4,594,200	86,029
Perusahaan Gas Negara Tbk PT	2,832,900	257,659
Sarana Menara Nusantara Tbk PT	4,913,400	154,247
Sariguna Primatirta Tbk. PT	798,000	63,291
Sawit Sumbermas Sarana Tbk PT(a)	1,058,500	106,935
Selamat Sempurna Tbk PT	570,000	59,071
Semen Indonesia Persero Tbk PT	803,700	113,112
Sugih Energy Tbk PT(a)(d)	1,824,800	—
Summarecon Agung Tbk PT	50	1
Transcoal Pacific Tbk PT	359,100	146,737
Vale Indonesia Tbk PT(a)	359,100	63,081
Waskita Karya Persero Tbk PT(a)(d)	3,225,094	21,780
XL Axiata Tbk PT	1,208,400	161,167
		5,555,450
Kuwait — 1.3%
Agility Public Warehousing Co. KSC	417,405	368,203
Al Ahli Bank of Kuwait KSCP	308,350	322,859
Ali Alghanim Sons Automotive Co. KSCC, NVS	30,859	126,097
Boubyan Petrochemicals Co. KSCP	108,246	248,567
Boursa Kuwait Securities Co. KPSC	26,000	240,304
Burgan Bank SAK	225,663	164,855
Commercial Real Estate Co. KSC	465,519	287,021
Gulf Cable & Electrical Industries Co. KSCP	32,604	207,825
Humansoft Holding Co. KSC	24,562	203,954
Kuwait International Bank KSCP	355,185	247,230
Kuwait Projects Co. Holding KSCP(a)	336,541	107,747
Kuwait Real Estate Co. KSC	305,463	323,129
Kuwait Telecommunications Co.	95,532	175,972
National Industries Group Holding SAK	552,654	489,418
National Investments Co. KSCP	166,724	145,149
National Real Estate Co. KPSC(a)	193,933	53,427
Salhia Real Estate Co. KSCP	102,449	138,965
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	157,833	79,198
Warba Bank KSCP(a)	406,490	315,686
		4,245,606
Malaysia — 2.9%
AFFIN Bank Bhd	193,800	123,874
Alliance Bank Malaysia Bhd	279,300	328,994
Axis Real Estate Investment Trust	393,300	159,523
Bank Islam Malaysia Bhd(c)	228,000	127,917
Bermaz Auto Bhd	6,600	1,541
British American Tobacco Malaysia Bhd	50,144	75,511
Security	Shares	Value
Malaysia (continued)
Bumi Armada Bhd(a)	772,500	$97,352
Bursa Malaysia Bhd	153,950	275,371
Carlsberg Brewery Malaysia Bhd	55,500	232,571
Chin Hin Group Bhd, NVS(a)	307,100	142,453
CTOS Digital Bhd	520,500	133,457
Dayang Enterprise Holdings Bhd	119,700	47,365
Dialog Group Bhd	900,600	319,812
DRB-Hicom Bhd	98,500	15,263
Eco World Development Group Bhd	290,700	130,217
Fraser & Neave Holdings Bhd	45,600	255,462
Frontken Corp. Bhd	433,850	365,428
Genting Malaysia Bhd	649,800	277,486
Greatech Technology Bhd(a)	297,200	111,816
Guan Chong Bhd	85,500	74,580
HAP Seng Consolidated Bhd	125,400	91,047
Hartalega Holdings Bhd	399,000	201,700
Heineken Malaysia Bhd	44,700	267,248
Hibiscus Petroleum Bhd	72,080	25,420
IJM Corp. Bhd	545,300	257,819
Inari Amertron Bhd	609,900	285,123
IOI Properties Group Bhd	416,100	178,387
Itmax System Bhd	57,000	49,842
Kossan Rubber Industries Bhd	373,500	149,309
KPJ Healthcare Bhd	388,300	206,631
Mah Sing Group Bhd	290,700	81,092
Malaysian Pacific Industries Bhd	28,200	116,857
MBSB Bhd	934,800	149,050
My EG Services Bhd	1,611,300	317,516
Nationgate Holdings Bhd, NVS	262,200	109,709
Pavilion REIT	399,000	135,118
Pentamaster Corp. Bhd(c)	159,650	110,945
Sam Engineering & Equipment M Bhd	125,400	102,343
Scientex Bhd	233,700	192,548
Sime Darby Property Bhd(c)	868,300	273,997
SP Setia Bhd Group	598,500	180,786
Sports Toto Bhd	267,906	88,254
Sunway Construction Group Bhd	119,700	115,664
Sunway REIT	444,600	185,565
Supermax Corp. Bhd.(a)	649,819	110,895
Syarikat Takaful Malaysia Keluarga Bhd	85,544	67,742
Tanco Holdings Bhd(a)	228,000	90,945
TIME dotCom Bhd	341,300	391,107
Top Glove Corp. Bhd(a)	1,402,200	285,323
Unisem M Bhd	136,800	66,469
United Plantations Bhd	68,400	351,312
UWC Bhd(a)	160,000	90,041
ViTrox Corp. Bhd(c)	194,200	135,538
VS Industry Bhd	832,250	181,762
Yinson Holdings Bhd	324,900	163,815
		9,102,912
Mexico — 1.4%
Alsea SAB de CV	136,800	298,239
Banco del Bajio SA(b)	199,500	448,909
Bolsa Mexicana de Valores SAB de CV	98,600	174,951
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	261,000	169,141
Corp Inmobiliaria Vesta SAB de CV	222,335	520,411
FIBRA Macquarie Mexico(b)(c)	205,235	314,932
GCC SAB de CV	45,620	446,301
Genomma Lab Internacional SAB de CV, Class B	205,200	258,272
Gentera SAB de CV	313,500	435,001
Grupo Rotoplas SAB de CV	3,626	2,218

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
Grupo Televisa SAB, CPO	575,700	$224,073
Grupo Traxion SAB de CV, Class A(a)(b)(c)	108,337	93,716
La Comer SAB de CV	79,800	130,373
Megacable Holdings SAB de CV, CPO	119,700	258,280
Operadora De Sites Mexicanos SAB de CV, Class A1	148,200	83,351
Orbia Advance Corp. SAB de CV	183,900	127,766
Regional SAB de CV	62,700	404,679
		4,390,613
Peru — 0.1%
Intercorp Financial Services Inc.	9,174	293,935
Philippines — 0.8%
ACEN Corp.	2,679,000	142,172
Alliance Global Group Inc.	638,400	71,554
AREIT Inc.	250,800	176,448
Bloomberry Resorts Corp.(a)	200	11
Century Pacific Food Inc.	381,900	266,047
Converge Information and Communications Technology Solutions Inc.	552,000	147,888
D&L Industries Inc.	557,900	52,911
DigiPlus Interactive Corp.	377,000	226,255
DMCI Holdings Inc.	849,500	164,063
GT Capital Holdings Inc.	27,930	245,332
JG Summit Holdings Inc.	438,900	120,430
LT Group Inc.	563,500	112,982
Megaworld Corp.	2,793,000	83,944
Monde Nissin Corp.(b)	769,500	100,181
Puregold Price Club Inc.	313,500	150,283
Robinsons Land Corp.	477,500	98,695
Robinsons Retail Holdings Inc.	51,300	30,961
Semirara Mining & Power Corp., Class A	239,400	154,185
Universal Robina Corp.	200,070	229,105
		2,573,447
Poland — 1.8%
Alior Bank SA	20,862	490,864
AmRest Holdings SE	22,730	93,509
Asseco Poland SA	13,598	465,652
Bank Handlowy w Warszawie SA	8,117	218,719
Bank Millennium SA(a)	167,932	482,078
Benefit Systems SA	570	408,637
Budimex SA	3,078	413,860
CCC SA(a)(c)	12,167	569,995
Cyfrowy Polsat SA(a)(c)	64,086	220,415
Enea SA(a)	69,711	236,785
Grupa Azoty SA(a)	16,213	82,332
Grupa Kety SA	2,223	443,051
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	13,509	83,710
KRUK SA	4,788	485,496
Orange Polska SA	147,231	300,104
Pepco Group NV(a)	40,753	169,553
Tauron Polska Energia SA(a)	259,920	283,536
XTB SA(b)	18,888	308,829
		5,757,125
Qatar — 0.7%
Al Meera Consumer Goods Co. QSC	26,334	106,291
Baladna	266,705	91,567
Doha Bank QPSC	512,544	273,202
Estithmar Holding QPSC(a)	237,635	136,408
Gulf International Services QSC	276,656	250,569
Gulf Warehousing Co.	97,641	80,851
Qatar Aluminum Manufacturing Co.	634,125	219,063
Security	Shares	Value
Qatar (continued)
Qatar Navigation QSC	257,868	$746,478
United Development Co. QSC	395,694	113,267
Vodafone Qatar QSC	465,063	248,837
		2,266,533
Russia — 0.0%
Credit Bank of Moscow PJSC(a)(d)	4,743,600	531
Detsky Mir PJSC(a)(b)(d)	238,520	27
Federal Grid Co. Rosseti PJSC(a)(d)	142,040,000	16
IPJSC United Medical Group, GDR(a)(d)(f)	11,658	1
Lenta PJSC, GDR(a)(d)	58,692	7
QIWI PLC, ADR(a)(d)	20,971	2
Segezha Group PJSC(a)(b)(d)	1,675,000	187
Sistema AFK PAO(a)(d)	1,865,280	209
Sovcomflot PJSC(a)(d)	338,350	38
		1,018
Saudi Arabia — 4.3%
Abdullah Al Othaim Markets Co.	114,912	311,923
Advanced Petrochemical Co.(a)	24,795	177,187
Al Hammadi Holding	20,410	235,649
Al Jouf Agricultural Development Co.	4,560	66,181
Al Masane Al Kobra Mining Co.	9,177	152,694
Al Moammar Information Systems Co.(a)	4,840	176,807
Al Rajhi REIT	79,287	175,726
Alamar Foods, NVS	2,337	49,758
Al-Dawaa Medical Services Co.	8,835	171,723
Aldrees Petroleum and Transport Services Co.	12,768	489,088
AlKhorayef Water & Power Technologies Co.(a)	4,731	205,877
Almunajem Foods Co.	5,358	134,498
Alujain Corp.(a)	15,548	138,873
Arabian Cement Co./Saudi Arabia	14,250	95,562
Arabian Centres Co.(b)	46,284	257,561
Arabian Contracting Services Co.(a)	4,764	186,374
Arriyadh Development Co.	25,536	223,035
Astra Industrial Group	10,659	521,823
Ataa Educational Co.	5,244	99,558
BinDawood Holding Co.	72,846	128,993
Catrion Catering Holding Co.	11,742	425,122
City Cement Co.	25,182	129,960
East Pipes Integrated Co. for Industry, NVS	3,990	173,495
Eastern Province Cement Co.	13,960	126,384
Electrical Industries Co.	157,491	291,860
Emaar Economic City(a)	51,975	224,514
Etihad Atheeb Telecommunication Co.	4,788	126,069
Halwani Brothers Co.(a)	3,274	47,619
Herfy Food Services Co.(a)	8,939	57,209
Jadwa REIT Saudi Fund	56,316	149,864
Jahez International Co.(a)	26,505	253,721
Jamjoom Pharmaceuticals Factory Co., NVS	5,928	275,037
Leejam Sports Co. JSC	7,216	309,782
Maharah Human Resources Co.	61,446	105,804
Middle East Healthcare Co.(a)	11,685	238,931
Middle East Paper Co.(a)	12,597	114,865
Mobile Telecommunications Co. Saudi Arabia	82,080	237,377
National Agriculture Development Co. (The)(a)	41,268	277,550
National Co. for Learning & Education	4,959	227,170
National Gas & Industrialization Co.	10,887	299,585
National Industrialization Co.(a)	76,062	188,278
National Medical Care Co.	6,327	287,801
Qassim Cement Co. (The)	13,851	190,575
Rasan Information Technology Co.(a)	7,897	179,616
Retal Urban Development Co., NVS	67,897	291,119
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Saudi Automotive Services Co.	10,908	$210,881
Saudi Cement Co.	18,183	200,239
Saudi Ceramic Co.(a)	17,604	132,586
Saudi Chemical Co. Holding	118,495	292,418
Saudi Ground Services Co.	25,479	351,429
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	13,965	111,495
Saudi Public Transport Co.(a)	25,820	127,797
Saudi Real Estate Co.(a)	45,372	312,226
Saudi Reinsurance Co.(a)	10,887	146,697
Saudia Dairy & Foodstuff Co.	4,464	368,995
Savola Group (The)(a)	37,449	354,988
Seera Group Holding(a)	45,950	289,536
Sinad Holding Co.(a)	27,173	97,952
Southern Province Cement Co.	17,556	149,238
Sumou Real Estate Co., NVS	4,218	55,888
Sustained Infrastructure Holding Co.	15,276	124,673
Tanmiah Food Co.	2,575	84,944
Theeb Rent A Car Co.	8,208	162,396
United Electronics Co.	11,720	305,150
United International Transportation Co.	11,571	242,020
Yamama Cement Co.	31,610	304,236
Yanbu Cement Co.	22,455	135,677
		13,789,658
South Africa — 3.9%
AECI Ltd.	24,975	126,811
African Rainbow Minerals Ltd.	26,904	195,221
AVI Ltd.	85,567	427,149
Barloworld Ltd.	38,945	212,860
Coronation Fund Managers Ltd.	69,395	142,610
Dis-Chem Pharmacies Ltd.(b)	134,862	235,414
DRDGOLD Ltd.	129,732	140,147
Equites Property Fund Ltd.	219,655	163,186
Exxaro Resources Ltd.	56,202	462,802
Fortress Real Estate Investments Ltd., Series B, Class B	360,525	379,409
Foschini Group Ltd. (The)	85,728	622,364
Grindrod Ltd.	188,399	132,128
Growthpoint Properties Ltd.	831,117	565,691
Hosken Consolidated Investments Ltd.	10,925	79,914
Hyprop Investments Ltd.(c)	109,194	249,203
Investec Ltd.	65,208	417,437
JSE Ltd.	21,489	141,821
Life Healthcare Group Holdings Ltd.	338,409	267,146
Momentum Group Ltd.	294,234	477,599
Motus Holdings Ltd.	40,755	196,370
Mr. Price Group Ltd.	67,659	875,607
MultiChoice Group(a)	63,099	357,651
Netcare Ltd.	303,468	218,964
Ninety One Ltd.	50,813	88,699
Northam Platinum Holdings Ltd.	89,030	464,349
Oceana Group Ltd.	29,298	91,167
Omnia Holdings Ltd.	43,719	149,290
Pick n Pay Stores Ltd.(a)	144,079	216,773
Redefine Properties Ltd.	1,851,816	434,450
Resilient REIT Ltd.(c)	86,000	272,341
Reunert Ltd.	50,730	173,718
Santam Ltd.	8,778	189,236
Sappi Ltd.	152,190	330,722
Sibanye Stillwater Ltd.(a)	689,358	530,484
SPAR Group Ltd. (The)(a)	50,388	358,425
Super Group Ltd./South Africa(c)	102,372	143,408
Security	Shares	Value
South Africa (continued)
Telkom SA SOC Ltd.(a)	74,065	$142,478
Thungela Resources Ltd.(c)	35,910	212,751
Tiger Brands Ltd.	43,434	627,834
Truworths International Ltd.	95,931	402,336
Vukile Property Fund Ltd.	317,490	299,333
We Buy Cars Holdings Ltd.	56,487	135,587
Wilson Bayly Holmes-Ovcon Ltd.	13,851	138,877
		12,489,762
South Korea — 11.7%
ABLBio Inc.(a)	9,177	255,900
Advanced Nano Products Co. Ltd.(a)	3,078	150,638
Amorepacific Group(a)	8,607	124,942
APR Corp./Korea(a)(c)	4,623	187,481
Asiana Airlines Inc.(a)	12,073	88,325
BGF retail Co. Ltd.	2,109	144,056
BH Co. Ltd.	874	9,031
Binggrae Co. Ltd.(a)	1,368	90,669
Bioneer Corp.(a)	503	4,856
BNK Financial Group Inc.	65,265	498,682
Boryung	12,084	82,825
Caregen Co. Ltd.	4,690	86,930
Celltrion Pharm Inc.(a)	4,689	174,853
Chabiotech Co. Ltd.(a)(c)	13,510	107,696
Cheil Worldwide Inc.	16,473	201,642
Cheryong Electric Co. Ltd.	2,850	76,162
Chong Kun Dang Pharmaceutical Corp.	1,749	96,747
CJ Corp.	3,762	265,893
CJ ENM Co. Ltd.(a)	3,035	126,215
CJ Logistics Corp.	2,337	150,016
Classys Inc.(a)	4,560	197,507
Cosmax Inc.(a)	2,166	253,647
CosmoAM&T Co. Ltd.(a)	6,554	241,888
Cosmochemical Co. Ltd.(a)	8,166	107,490
Creative & Innovative System(a)	2,848	15,460
CS Wind Corp.	6,441	180,342
Daeduck Electronics Co. Ltd./New	9,633	118,721
Daejoo Electronic Materials Co. Ltd.	2,850	204,817
Daesang Corp.(a)	7,694	121,877
Daewoo Engineering & Construction Co. Ltd.(a)	43,605	101,456
Daewoong Co. Ltd.	6,498	89,566
Daewoong Pharmaceutical Co. Ltd.	1,319	114,882
Daishin Securities Co. Ltd.	6,722	77,764
Daou Technology Inc.(a)	6,726	93,406
DB HiTek Co. Ltd.(a)	8,493	252,805
Dentium Co. Ltd.	2,166	99,783
DGB Financial Group Inc.	34,485	218,657
DI Dong Il Corp.(a)	3,876	124,027
DL E&C Co. Ltd.	8,094	224,653
DL Holdings Co. Ltd.	3,648	83,621
DN Automotive Corp.	4,202	61,232
Dong-A Socio Holdings Co. Ltd.	732	48,827
Dong-A ST Co. Ltd.(a)	698	22,464
Dongjin Semichem Co. Ltd.(a)	10,545	190,753
DongKook Pharmaceutical Co. Ltd.	9,239	98,326
Dongsuh Companies Inc.	9,426	151,726
Dongwon F&B Co. Ltd.	315	6,730
Doosan Co. Ltd.	1,870	417,582
Doosan Fuel Cell Co. Ltd.(a)	11,343	128,785
DoubleUGames Co. Ltd.	3,534	115,648
Douzone Bizon Co. Ltd.	4,845	234,861
Duk San Neolux Co. Ltd.(a)	3,200	67,790
Ecopro HN Co. Ltd.(a)	4,116	81,331

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
E-MART Inc.	4,845	$252,899
EMRO Inc., NVS(a)	1,995	87,587
Enchem Co. Ltd.(a)	3,648	263,455
Eo Technics Co. Ltd.(a)	2,166	194,882
ESR Kendall Square REIT Co. Ltd.	46,721	154,843
Eugene Technology Co. Ltd.(a)	4,218	122,567
F&F Co. Ltd./New	4,104	199,230
Fila Holdings Corp.	11,001	281,997
Foosung Co. Ltd.(a)	3,386	10,950
GemVax & Kael Co. Ltd.(a)	6,555	167,807
Green Cross Corp.	1,539	132,256
GS Engineering & Construction Corp.	17,784	214,199
GS Holdings Corp.	10,659	262,935
GS Retail Co. Ltd.	8,845	90,584
Hana Materials Inc.	1,186	24,212
Hana Micron Inc.(a)	15,048	113,775
Hana Tour Service Inc.	3,860	151,399
Hanall Biopharma Co. Ltd.(a)	8,536	208,148
Hanil Cement Co. Ltd./New	12,483	133,828
Hanmi Pharm Co. Ltd.	1,425	234,801
Hanmi Science Co. Ltd.	5,286	101,965
Hanon Systems(a)	42,406	129,038
Hansae Co. Ltd.(a)	1,012	8,090
Hansol Chemical Co. Ltd.	2,394	180,678
Hanssem Co. Ltd.	2,622	82,378
Hanwha Corp.	7,512	208,982
Hanwha Engine(a)	13,167	203,825
Hanwha Industrial Solutions Co. Ltd./ New(a)	9,142	303,236
Hanwha Investment & Securities Co. Ltd.(a)	43,833	104,245
Hanwha Life Insurance Co. Ltd.	78,489	141,253
Hanwha Solutions Corp.	28,101	416,538
Hanwha Systems Co. Ltd.	19,038	400,346
HD Hyundai Construction Equipment Co. Ltd	3,477	178,326
HD Hyundai Infracore Co. Ltd.	37,455	218,476
HD Hyundai Mipo	6,099	438,435
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	10,260	128,566
Hite Jinro Co. Ltd.	9,215	119,503
HL Mando Co. Ltd.(a)	8,550	259,684
HLB Life Science Co. Ltd.(a)	29,526	223,174
Hlb Pharma Ceutical Co. Ltd.(a)	7,134	150,130
HLB Therapeutics Co. Ltd.(a)	19,914	141,224
Hotel Shilla Co. Ltd.(a)	7,807	213,545
HPSP Co. Ltd.	11,457	213,087
HS Hyosung Advanced Materials Corp.	798	102,479
Hugel Inc.(a)	1,590	345,686
Hyosung Corp.	2,004	64,665
Hyosung Heavy Industries Corp.	1,311	393,521
Hyosung TNC Corp.	684	105,757
Hyundai Department Store Co. Ltd.(a)	4,106	160,654
Hyundai Elevator Co. Ltd.	6,327	238,489
Hyundai Engineering & Construction Co. Ltd.	16,986	390,645
Hyundai Feed Inc.(a)(d)	44,392	28,912
Hyundai Marine & Fire Insurance Co. Ltd.	13,908	221,542
Hyundai Steel Co.	20,292	371,101
Hyundai Wia Corp.	3,876	108,664
Iljin Electric Co. Ltd.(a)	6,156	119,910
Iljin Hysolus Co. Ltd.(a)	2,738	27,525
Innocean Worldwide Inc.	4,389	55,216
Intellian Technologies Inc.	324	7,744
IS Dongseo Co. Ltd.	2,423	28,277
ISC Co. Ltd.	2,793	124,876
Security	Shares	Value
South Korea (continued)
ISU Specialty Chemical, NVS(a)	5,110	$225,696
IsuPetasys Co. Ltd.(a)	11,742	309,915
JB Financial Group Co. Ltd.	30,324	357,771
JNTC Co. Ltd.(a)	5,472	79,455
Joongang Advanced Materials Co. Ltd.(a)	18,154	78,902
Jusung Engineering Co. Ltd.	7,524	172,802
JW Pharmaceutical Corp.	2,121	32,083
JYP Entertainment Corp.(a)	7,296	421,355
K Car Co. Ltd., NVS	180	1,602
Kakao Games Corp.(a)	10,944	119,924
Kakaopay Corp.(a)	5,992	141,257
Kangwon Land Inc.(a)	24,681	271,385
KCC Corp.	1,254	222,962
KCC Glass Corp.	580	12,353
KEPCO Engineering & Construction Co. Inc.(a)	4,389	191,871
KEPCO Plant Service & Engineering Co. Ltd.(a)	5,757	165,495
KG Dongbusteel(a)	2,582	10,859
KIWOOM Securities Co. Ltd.	3,786	296,638
Koh Young Technology Inc.(a)	14,250	162,239
Kolmar Korea Co. Ltd.(a)	4,154	175,437
Kolon Industries Inc.(c)	4,902	112,213
Korea Electric Terminal Co. Ltd.	1,710	84,734
Korea Gas Corp.	7,343	175,822
Korea Petrochemical Ind Co. Ltd.	585	35,582
Korean Reinsurance Co.	33,133	182,267
Kum Yang Co. Ltd.(a)	11,122	171,605
Kumho Petrochemical Co. Ltd.(a)	3,648	274,536
Kumho Tire Co. Inc.(a)	33,858	113,535
Kyung Dong Navien Co. Ltd.	2,024	116,382
L&F Co. Ltd.(a)	6,270	342,921
Lake Materials Co. Ltd.	12,027	155,364
LEENO Industrial Inc.	2,451	352,542
LIG Nex1 Co. Ltd.	3,071	570,870
LigaChem Biosciences Inc.(a)	6,550	495,890
Lotte Chemical Corp.	4,674	199,777
Lotte Corp.(a)	8,151	122,053
Lotte Energy Materials Corp.(a)	6,156	115,866
Lotte Fine Chemical Co. Ltd.(a)	4,047	112,127
LOTTE REIT Co. Ltd.	52,330	125,950
Lotte Rental Co. Ltd.(a)	3,819	75,864
Lotte Shopping Co. Ltd.(a)	3,135	135,442
Lotte Tour Development Co. Ltd.(a)	2,522	14,011
LS Corp.	4,731	367,103
LS Materials Ltd.	7,410	57,780
Lunit Inc.(a)	5,811	245,879
LX International Corp.	8,151	143,723
LX Semicon Co. Ltd.	2,223	91,800
Medytox Inc.	1,482	128,499
Mezzion Pharma Co. Ltd.(a)	6,612	127,719
Myoung Shin Industrial Co. Ltd.	3,191	20,471
Naturecell Co. Ltd.(a)(c)	14,474	168,883
Netmarble Corp.(b)	7,125	196,513
Nexon Games Co. Ltd.(a)	6,327	58,706
Nextin Inc.	2,223	76,366
NICE Information Service Co. Ltd.(a)	11,742	103,174
NKMax Co. Ltd.(a)(d)	25,080	25,632
NongShim Co. Ltd.	855	199,567
OCI Co. Ltd.	224	9,227
OCI Holdings Co. Ltd.	4,016	219,655
Orion Holdings Corp.	6,510	66,439
Oscotec Inc.(a)	8,607	173,296
Ottogi Corp.(a)	417	110,381
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Pan Ocean Co. Ltd.	71,079	$183,870
Paradise Co. Ltd.	13,623	101,885
Park Systems Corp.	1,481	210,150
Pearl Abyss Corp.(a)	8,607	192,099
People & Technology Inc.	5,187	159,703
Peptron Inc.(a)	5,929	357,587
PharmaResearch Co. Ltd.(a)	1,762	351,603
PI Advanced Materials Co. Ltd.(a)	1,472	18,408
Poongsan Corp.	4,332	163,404
Posco DX Co. Ltd.	13,338	212,634
Posco M-Tech Co. Ltd.	2,088	18,669
PSK Holdings Inc.	1,881	54,117
PSK Inc.	1,924	24,845
Rainbow Robotics(a)	2,253	531,671
S-1 Corp.	4,503	187,927
Sam Chun Dang Pharm Co. Ltd.	3,586	458,953
Sam-A Aluminum Co. Ltd.	702	14,711
Samsung E&A Co. Ltd.	36,309	407,843
Samsung Securities Co. Ltd.	16,097	503,645
Samyang Foods Co. Ltd.	1,082	637,773
Samyang Holdings Corp.	645	26,320
Sanil Electric Co. Ltd.	2,223	99,833
SD Biosensor Inc.	12,261	88,823
Sebang Global Battery Co. Ltd.	2,052	102,789
Seojin System Co. Ltd.(a)	8,607	135,835
SFA Engineering Corp.(c)	5,529	74,900
SFA Semicon Co. Ltd.(a)	18,223	40,082
Shinsegae Inc.(a)	1,824	177,578
Shinsung Delta Tech Co. Ltd.	4,731	237,408
Silicon2 Co. Ltd.(a)	8,721	160,424
SK Bioscience Co. Ltd.(a)	6,099	178,243
SK Chemicals Co. Ltd.	2,800	80,275
SK IE Technology Co. Ltd.(a)(b)	7,353	141,761
SK oceanplant Co. Ltd.(a)	8,721	92,084
SL Corp.	3,876	91,762
SM Entertainment Co. Ltd.	3,027	207,985
SNT Motiv Co. Ltd.	4,258	73,139
SOLUM Co. Ltd.(a)	12,255	148,416
Solus Advanced Materials Co. Ltd.	11,057	71,159
Soop Co. Ltd.	2,280	155,668
Soulbrain Co. Ltd.(a)	1,140	146,023
ST Pharm Co. Ltd.	3,306	174,061
Studio Dragon Corp.(a)	3,135	110,381
Sungeel Hitech Co. Ltd.(a)	353	8,840
Synopex Inc.(a)	5,887	20,271
Taesung Co. Ltd.(a)	1,460	37,375
TCC Steel	5,358	108,162
TechWing Inc.	7,702	203,322
TKG Huchems Co. Ltd.	6,757	74,643
Tokai Carbon Korea Co. Ltd.	1,260	69,669
Tongyang Life Insurance Co. Ltd.	3,288	11,196
Voronoi Inc.(a)	2,907	224,201
VT Co. Ltd.(a)	5,974	139,050
Webzen Inc.	1,355	11,373
WONIK IPS Co. Ltd.	7,866	137,603
Wonik QnC Corp.	1,121	14,287
W-Scope Chungju Plant Co. Ltd.(a)	464	3,210
YC Corp.(a)	7,125	54,164
YG Entertainment Inc.	3,652	157,524
Youngone Corp.(a)	6,441	210,272
		37,452,499
Security	Shares	Value
Taiwan — 21.1%
AcBel Polytech Inc.	171,773	$165,419
Acter Group Corp. Ltd.	30,000	382,854
ADATA Technology Co. Ltd.	61,788	159,227
Advanced Energy Solution Holding Co. Ltd.	10,000	283,777
Advanced Wireless Semiconductor Co.	57,596	170,954
Advancetek Enterprise Co. Ltd.	57,000	147,567
Airoha Technology Corp., NVS	9,000	177,549
All Ring Tech Co. Ltd.	5,000	57,258
Allis Electric Co. Ltd.	58,185	197,193
Andes Technology Corp.(a)	13,000	158,932
AP Memory Technology Corp.	28,000	263,902
Arcadyan Technology Corp.	57,541	327,255
Ardentec Corp.	114,000	248,016
Asia Optical Co. Inc.	57,000	344,750
ASMedia Technology Inc.	8,000	490,814
ASPEED Technology Inc.	7,800	829,995
AURAS Technology Co. Ltd.	17,000	344,639
BES Engineering Corp.	399,000	140,196
Bizlink Holding Inc.	44,570	788,243
Bora Pharmaceuticals Co. Ltd.	16,184	439,477
Brighton-Best International Taiwan Inc.	114,000	133,891
Caliway Biopharmaceuticals Co. Ltd.(a)	25,000	711,775
Capital Securities Corp.	441,530	361,381
Cathay Real Estate Development Co. Ltd.	171,300	127,394
Center Laboratories Inc.	114,435	143,470
Century Iron & Steel Industrial Co. Ltd.	57,000	321,873
Chang Wah Electromaterials Inc.	114,000	144,036
Chang Wah Technology Co. Ltd.	114,500	119,163
Channel Well Technology Co. Ltd.	57,000	152,037
Charoen Pokphand Enterprise	57,300	178,467
Cheng Loong Corp.	171,000	104,620
Cheng Uei Precision Industry Co. Ltd.	114,000	239,847
Chicony Electronics Co. Ltd.	171,000	835,187
Chicony Power Technology Co. Ltd.	57,000	218,745
China Motor Corp.	61,200	146,757
China Petrochemical Development Corp.(a)	1,026,145	259,851
China Steel Chemical Corp.	57,000	171,202
Chipbond Technology Corp.	165,000	327,880
ChipMOS Technologies Inc.	171,000	165,529
Chong Hong Construction Co. Ltd.	57,424	167,168
Chroma ATE Inc.	99,000	999,723
Chung Hung Steel Corp.	285,000	213,199
Chung Hwa Pulp Corp.(a)	114,000	58,766
Chung-Hsin Electric & Machinery Manufacturing Corp.	114,000	521,627
Clevo Co.	114,000	168,978
Compeq Manufacturing Co. Ltd.	223,000	456,644
Continental Holdings Corp.	114,000	109,558
Coretronic Corp.	57,400	144,294
CSBC Corp. Taiwan(a)	228,361	117,363
CTCI Corp.	170,000	217,417
Da-Li Development Co. Ltd.	60,250	81,711
Delpha Construction Co. Ltd.	114,000	144,388
Dynamic Holding Co. Ltd.	57,000	104,065
Dynapack International Technology Corp.	59,000	311,010
EirGenix Inc.(a)	57,000	136,398
Elan Microelectronics Corp.	84,000	404,562
Elite Advanced Laser Corp.(a)	38,000	309,307
Elite Semiconductor Microelectronics Technology Inc.	58,000	115,587
Ennoconn Corp.	30,000	284,439
Ennostar Inc.	114,184	154,653
Episil Technologies Inc.(a)	58,425	89,402

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Eternal Materials Co. Ltd.	228,129	$199,150
Evergreen International Storage & Transport Corp.	171,000	157,560
Evergreen Steel Corp.	57,000	164,493
Everlight Electronics Co. Ltd.	114,000	283,036
Far Eastern Department Stores Ltd.	228,000	167,194
Far Eastern International Bank	683,616	286,144
Faraday Technology Corp.	57,394	408,504
Farglory Land Development Co. Ltd.	87,000	204,685
Feng Hsin Steel Co. Ltd.	114,000	249,739
Fitipower Integrated Technology Inc.	27,332	193,459
FLEXium Interconnect Inc.	57,418	120,488
FocalTech Systems Co. Ltd.	57,000	137,900
Formosa Taffeta Co. Ltd.	114,000	66,520
Fositek Corp.	13,000	273,231
Foxconn Technology Co. Ltd.	228,000	522,795
Foxsemicon Integrated Technology Inc.	25,200	243,532
Fulgent Sun International Holding Co. Ltd.	56,330	256,226
Fusheng Precision Co. Ltd.	26,000	270,128
G Shank Enterprise Co. Ltd.	34,000	93,997
Gallant Precision Machining Co. Ltd.	58,000	165,576
General Interface Solution Holding Ltd.(a)	57,000	95,233
Genius Electronic Optical Co. Ltd.	24,585	352,450
Getac Holdings Corp.	114,000	419,942
Giant Manufacturing Co. Ltd.	59,000	280,375
Global Brands Manufacture Ltd.	55,000	123,072
Global Mixed Mode Technology Inc.	21,000	153,902
Gloria Material Technology Corp.	114,000	166,577
Gold Circuit Electronics Ltd.	101,600	673,363
Goldsun Building Materials Co. Ltd.	228,426	297,823
Gourmet Master Co. Ltd.	57,821	177,716
Grand Process Technology Corp.	6,000	225,445
Grape King Bio Ltd.	58,000	260,910
Great Wall Enterprise Co. Ltd.	171,284	288,636
Greatek Electronics Inc.	57,000	110,670
Gudeng Precision Industrial Co. Ltd.	18,000	259,842
Hannstar Board Corp.	55,642	93,893
HannStar Display Corp.(a)	627,320	164,958
Highwealth Construction Corp.	380,099	507,872
Hiwin Technologies Corp.	57,044	537,858
Hota Industrial Manufacturing Co. Ltd.	58,773	147,812
Hotai Finance Co. Ltd.	68,780	171,394
Hsin Kuang Steel Co. Ltd.	114,000	181,115
HTC Corp.(a)	171,000	238,484
HUA ENG Wire & Cable Co. Ltd.	57,000	50,019
Huaku Development Co. Ltd.	57,588	202,390
Hwang Chang General Contractor Co. Ltd.	58,000	181,939
IBF Financial Holdings Co. Ltd.	644,765	281,299
I-Chiun Precision Industry Co. Ltd.	58,000	182,967
Innodisk Corp.	29,130	234,489
International CSRC Investment Holdings Co.(a)	44,359	16,794
ITE Technology Inc.	57,000	267,792
ITEQ Corp.	57,559	129,004
Jinan Acetate Chemical Co. Ltd.	15,742	437,878
Johnson Health Tech Co. Ltd.	1,000	5,439
JSL Construction & Development Co. Ltd.	37,723	107,570
Kaori Heat Treatment Co. Ltd.	21,047	193,264
Kenda Rubber Industrial Co. Ltd.	228,260	193,578
Kenmec Mechanical Engineering Co. Ltd.	59,088	158,566
Kerry TJ Logistics Co. Ltd.	114,000	133,529
Kindom Development Co. Ltd.	114,400	190,658
King Slide Works Co. Ltd.	17,000	1,004,426
King Yuan Electronics Co. Ltd.	285,000	908,816
Security	Shares	Value
Taiwan (continued)
King's Town Bank Co. Ltd.	225,000	$346,465
Kinik Co.	29,000	236,965
Kinpo Electronics	285,000	223,821
Kinsus Interconnect Technology Corp.	57,000	171,835
L&K Engineering Co. Ltd.	58,489	478,816
Lai Yih Footwear Co. Ltd.	5,000	66,387
LandMark Optoelectronics Corp.	13,000	152,885
Lien Hwa Industrial Holdings Corp.	285,444	449,056
Longchen Paper & Packaging Co. Ltd.(a)	229,775	82,217
Lotus Pharmaceutical Co. Ltd.	58,000	481,094
Lumosa Therapeutics Co. Ltd.(a)	12,000	83,200
LuxNet Corp.	58,082	333,485
M31 Technology Corp.	7,200	162,542
Macronix International Co. Ltd.	456,000	302,110
Makalot Industrial Co. Ltd.	58,598	672,246
Materials Analysis Technology Inc.	6,018	39,143
Medigen Vaccine Biologics Corp.(a)	57,071	85,132
Mercuries & Associates Holding Ltd.	171,030	81,466
Mercuries Life Insurance Co. Ltd.(a)	816,081	174,717
Merida Industry Co. Ltd.	69,000	351,947
Merry Electronics Co. Ltd.	58,530	202,523
Microbio Co. Ltd.(a)	195,718	193,122
Mitac Holdings Corp.	228,383	480,974
momo.com Inc	13,000	152,145
MPI Corp.	25,000	583,265
Nan Kang Rubber Tire Co. Ltd.(a)	115,000	164,840
Nan Ya Printed Circuit Board Corp.	57,000	232,193
Nantex Industry Co. Ltd.	114,000	116,969
Nanya Technology Corp.(a)	285,000	329,759
North-Star International Co. Ltd., NVS	57,000	93,158
Nuvoton Technology Corp.	57,000	158,891
OBI Pharma Inc.(a)	70,520	127,295
Oneness Biotech Co. Ltd.(a)	57,820	136,673
Pan Jit International Inc.	57,000	94,652
Pan-International Industrial Corp.	114,722	150,845
Parade Technologies Ltd.	23,000	471,606
Pharmally International Holding Co. Ltd.(a)(d)	21,603	—
Phihong Technology Co. Ltd.(a)	114,432	120,634
Phison Electronics Corp.	51,000	850,187
Pixart Imaging Inc.	34,635	281,865
Polaris Group/Tw(a)	116,984	161,159
Powerchip Semiconductor Manufacturing Corp.(a)	741,000	407,351
Powertech Technology Inc.	171,000	654,854
Poya International Co. Ltd.	15,479	244,283
President Securities Corp.	285,623	240,862
Primax Electronics Ltd.	114,000	297,614
Prince Housing & Development Corp.	343,917	107,356
Promate Electronic Co. Ltd.	57,264	136,861
Qisda Corp.	399,000	439,692
Quanta Storage Inc.	56,000	179,924
Radiant Opto-Electronics Corp.	114,000	683,322
Raydium Semiconductor Corp.	18,000	212,378
RichWave Technology Corp.(a)	21,490	128,537
Ruentex Industries Ltd.	171,735	359,421
Run Long Construction Co. Ltd.	128,484	145,280
Sakura Development Co. Ltd.	133,200	217,295
Sanyang Motor Co. Ltd.	170,820	357,831
Scientech Corp.	12,829	130,858
ScinoPharm Taiwan Ltd.	57,708	40,222
Sercomm Corp.	57,000	232,782
Shihlin Electric & Engineering Corp.	57,000	323,282
Shin Zu Shing Co. Ltd.	59,800	497,685
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Shinfox Energy Co. Ltd.	1,000	$3,445
Shinkong Insurance Co. Ltd.	57,000	173,723
Shinkong Synthetic Fibers Corp.	342,135	156,859
Sigurd Microelectronics Corp.	114,124	261,934
Silicon Integrated Systems Corp.	114,900	230,484
Simplo Technology Co. Ltd.	58,600	664,209
Sinbon Electronics Co. Ltd.	57,000	521,009
Sino-American Silicon Products Inc.	114,000	433,157
Sinyi Realty Inc.	114,778	102,310
Sitronix Technology Corp.	31,000	203,464
Solar Applied Materials Technology Corp.	114,943	199,305
Sporton International Inc.	27,300	171,506
Standard Foods Corp.	114,000	122,425
Starlux Airlines Co. Ltd.(a)	288,000	247,515
Sunplus Technology Co. Ltd.(a)	114,000	99,569
Supreme Electronics Co. Ltd.	114,017	220,477
Synmosa Biopharma Corp.	39,823	39,628
Systex Corp.	57,000	235,171
TA Chen Stainless Pipe	470,232	697,296
Ta Ya Electric Wire & Cable	240,949	314,111
Taichung Commercial Bank Co. Ltd.	1,026,197	590,940
TaiMed Biologics Inc.(a)	58,793	169,627
Tainan Spinning Co. Ltd.	342,190	154,867
Taiwan Cogeneration Corp.	171,860	217,402
Taiwan Fertilizer Co. Ltd.	171,000	277,266
Taiwan Glass Industry Corp.(a)	335,000	171,162
Taiwan Hon Chuan Enterprise Co. Ltd.	96,383	489,706
Taiwan Paiho Ltd.	88,050	194,176
Taiwan Secom Co. Ltd.	57,450	216,013
Taiwan Shin Kong Security Co. Ltd.	104,366	132,442
Taiwan Surface Mounting Technology Corp.	57,000	190,341
Taiwan TEA Corp.(a)	228,000	134,743
Taiwan Union Technology Corp.	57,000	286,449
Tatung Co. Ltd.(a)	399,000	515,092
Teco Electric and Machinery Co. Ltd.	285,000	468,297
Test Research Inc.	57,000	222,381
Tigerair Taiwan Co. Ltd.(a)	57,000	146,558
Ton Yi Industrial Corp.	171,000	83,851
Tong Hsing Electronic Industries Ltd.	57,478	218,046
Tong Yang Industry Co. Ltd.	114,133	400,202
Topco Scientific Co. Ltd.	58,704	520,629
TPK Holding Co. Ltd.(a)	114,000	135,145
Transcend Information Inc.	58,000	155,802
Tripod Technology Corp.	114,000	713,717
TSRC Corp.	228,000	151,400
TTY Biopharm Co. Ltd.	57,450	138,239
Tung Ho Steel Enterprise Corp.	114,750	256,823
TXC Corp.	56,000	173,969
U-Ming Marine Transport Corp.	114,000	254,852
Union Bank of Taiwan	246,598	117,301
Unitech Printed Circuit Board Corp.(a)	179,604	161,970
United Integrated Services Co. Ltd.	44,400	582,430
United Renewable Energy Co. Ltd.(a)	399,059	123,898
Universal Microwave Technology Inc.	14,000	183,500
Via Technologies Inc.	57,000	156,350
VisEra Technologies Co. Ltd.	32,000	277,474
Visual Photonics Epitaxy Co. Ltd.	57,425	247,912
Wah Lee Industrial Corp.	58,340	201,205
Walsin Lihwa Corp.	684,000	574,873
Walsin Technology Corp.	57,000	163,910
Win Semiconductors Corp.(a)	114,000	378,293
Winbond Electronics Corp.(a)	741,000	416,822
Security	Shares	Value
Taiwan (continued)
WinWay Technology Co. Ltd.	7,000	$287,556
Wisdom Marine Lines Co. Ltd.	132,000	331,062
Wistron NeWeb Corp.	114,240	506,851
WT Microelectronics Co. Ltd.	171,711	569,497
XinTec Inc.	57,000	303,886
Yankey Engineering Co. Ltd.	15,000	200,690
YFY Inc.	285,000	257,736
Yieh Phui Enterprise Co. Ltd.	233,397	120,892
Yulon Finance Corp.	57,285	206,697
Yulon Motor Co. Ltd.	171,955	259,244
Zyxel Group Corp.	57,000	69,653
		67,258,907
Thailand — 2.8%
AEON Thana Sinsap Thailand PCL, NVDR	28,500	90,823
Amata Corp. PCL, NVDR	267,976	184,672
AP Thailand PCL, NVDR(c)	620,800	162,868
B Grimm Power PCL, NVDR	330,600	108,677
Bangchak Corp. PCL, NVDR(c)	233,700	264,197
Bangkok Chain Hospital PCL, NVDR	393,300	186,450
Bangkok Commercial Asset Management PCL, NVDR	541,500	100,945
Bangkok Life Assurance PCL, NVDR	181,000	106,520
Banpu PCL, NVDR	2,325,600	282,222
BCPG PCL, NVDR(c)	513,000	84,986
Betagro PCL, NVS	205,200	117,249
BTS Group Holdings PCL, NVDR(a)(c)	2,265,266	385,880
Carabao Group PCL, NVDR	102,600	204,199
Central Plaza Hotel PCL, NVDR	160,000	147,711
CH Karnchang PCL, NVDR	376,200	152,357
Chularat Hospital PCL, NVDR	1,772,700	112,050
CK Power PCL, NVDR	1,009,000	78,045
Com7 PCL, NVDR(c)	307,800	198,120
Dhipaya Group Holdings PCL, NVDR	58,000	34,285
Electricity Generating PCL, NVDR	79,800	224,704
GFPT PCL, NVDR	75,200	17,963
Gunkul Engineering PCL, NVDR	1,618,899	80,715
Hana Microelectronics PCL, NVDR	176,700	83,924
IRPC PCL, NVDR(c)	3,784,800	94,394
I-TAIL Corp. PCL, NVS	228,000	109,635
Jasmine International PCL, NVDR(a)	64	3
JMT Network Services PCL, NVDR	199,500	69,874
KCE Electronics PCL, NVDR	222,300	119,927
Kiatnakin Phatra Bank PCL, NVDR	68,432	110,378
Land & Houses PCL, NVDR	2,262,900	293,444
MBK PCL, NVDR	381,900	188,059
Mega Lifesciences PCL, NVDR	114,000	108,745
MK Restaurants Group PCL, NVDR	96,900	54,727
Muangthai Capital PCL, NVDR	216,600	299,024
Ngern Tid Lor PCL, NVDR(c)	401,067	203,743
Osotspa PCL, NVDR	342,000	149,338
Plan B Media PCL, NVDR(c)	836,680	161,812
PTT Global Chemical PCL, NVDR	627,000	292,739
Quality Houses PCL, NVDR(c)	3,013,467	140,448
Ratch Group PCL, NVDR	381,900	290,746
Sansiri PCL, NVDR	4,537,200	222,238
Siam Global House PCL, NVDR	479,458	111,164
SISB PCL	142,500	88,868
Sri Trang Agro-Industry PCL, NVDR	262,280	121,664
Srisawad Corp. PCL, NVDR	210,900	213,686
Star Petroleum Refining PCL, NVDR(c)	649,800	103,061
Supalai PCL, NVDR	359,100	180,848
Thai Life Insurance PCL, NVDR	640,500	210,220

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
Thai Union Group PCL, NVDR	729,600	$243,658
Thai Vegetable Oil PCL, NVDR	136,960	89,777
Thanachart Capital PCL, NVDR	91,200	127,446
Thonburi Healthcare Group PCL, NVDR(c)	75,900	24,432
Tipco Asphalt PCL, NVDR	273,600	133,125
Tisco Financial Group PCL, NVDR	50,800	146,064
TPI Polene Power PCL, NVDR(c)	1,134,300	89,622
TTW PCL, NVDR	592,800	156,993
VGI PCL, NVDR(a)	3,066,650	279,632
WHA Corp. PCL, NVDR(c)	2,376,900	239,639
		8,878,735
Turkey — 2.1%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	181,089	96,985
Akcansa Cimento A/S	19,458	91,731
Akfen Yenilenebilir Enerji A/S, NVS(a)	112,005	52,526
Aksa Akrilik Kimya Sanayii AS	462,647	164,594
Alarko Holding A/S(c)	55,746	116,924
Anadolu Anonim Turk Sigorta Sirketi(a)	55,575	163,291
Anadolu Efes Biracilik Ve Malt Sanayii A/S	50,901	241,608
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	76,811	230,108
Aygaz AS	25,953	103,215
Baticim Bati Anadolu Cimento Sanayii A/S(a)	726,237	78,825
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S(a)	7,011	68,987
Cimsa Cimento Sanayi VE Ticaret AS	115,258	142,767
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS	97,486	45,423
Dogan Sirketler Grubu Holding AS	347,814	124,897
Dogus Otomotiv Servis ve Ticaret AS	22,029	104,460
EGE Endustri VE Ticaret AS	399	96,730
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	43,035	51,930
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	626,939	247,444
Enerjisa Enerji AS(b)	82,707	131,902
Enerya Enerji A/S, NVS	14,421	88,025
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	26,163	109,070
Gubre Fabrikalari TAS(a)	24,302	183,840
Hektas Ticaret TAS(a)	1,071,316	97,486
Is Gayrimenkul Yatirim Ortakligi AS(a)	162,359	76,202
Is Yatirim Menkul Degerler AS	134,919	152,430
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)(c)	241,452	183,970
Kizilbuk Gayrimenkul Yatirim Ortakligi AS, NVS(a)	1	—
Kocaer Celik Sanayi Ve Ticaret A/S	177,764	49,307
Kontrolmatik Enerji Ve Muhendislik AS, NVS(c)	99,408	82,065
Koza Altin Isletmeleri AS(a)	287,850	177,876
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	88,635	162,337
Migros Ticaret AS	24,966	385,488
MLP Saglik Hizmetleri AS(a)(b)	15,333	150,137
Nuh Cimento Sanayi AS	17,613	122,015
Otokar Otomotiv Ve Savunma Sanayi AS	12,027	128,891
Oyak Cimento Fabrikalari AS(a)(c)	278,062	211,873
Petkim Petrokimya Holding AS(a)(c)	357,789	160,043
Selcuk Ecza Deposu Ticaret ve Sanayi AS	36,480	65,802
Sok Marketler Ticaret AS	114,463	119,771
TAV Havalimanlari Holding AS(a)	50,616	345,997
Tekfen Holding AS(a)	48,849	94,258
Tofas Turk Otomobil Fabrikasi AS	29,754	159,026
Torunlar Gayrimenkul Yatirim Ortakligi A/S	85,272	125,740
Turk Traktor ve Ziraat Makineleri AS	2,204	40,202
Turkiye Sigorta A/S	290,244	129,431
Turkiye Sinai Kalkinma Bankasi AS(a)	471,774	159,694
Security	Shares	Value
Turkey (continued)
Ulker Biskuvi Sanayi AS(a)(c)	58,026	$176,119
Verusa Holding A/S	10,659	69,532
Vestel Elektronik Sanayi ve Ticaret AS(a)	52,041	79,991
Ziraat Gayrimenkul Yatirim Ortakligi AS	285,882	143,352
Zorlu Enerji Elektrik Uretim AS(a)(c)	661,542	68,488
		6,652,805
United Arab Emirates — 1.4%
Abu Dhabi National Hotels	2,794,092	432,113
Agility Global PLC	926,422	322,870
Agthia Group PJSC	100,035	134,007
Air Arabia PJSC	638,400	607,241
Ajman Bank PJSC(a)	347,073	158,759
Al Waha Capital PJSC	383,211	163,812
Amanat Holdings PJSC	581,295	172,517
Aramex PJSC(a)	165,642	126,373
Dana Gas PJSC(a)	1,617,147	349,606
Deyaar Development PJSC	336,369	84,364
Dubai Financial Market PJSC	537,806	202,187
Dubai Investments PJSC	559,113	341,439
Emirates Central Cooling Systems Corp.	606,936	274,321
Gulf Navigation Holding PJSC(a)	111,948	167,644
NMDC Energy, NVS	176,928	139,702
Parkin Co. PJSC	213,786	273,398
Phoenix Group PLC(a)	202,008	57,920
Ras Al Khaimah Ceramics	204,930	139,494
Space42 PLC(a)	384,300	184,287
Taaleem Holdings PJSC, NVS	223	232
		4,332,286
Total Common Stocks — 98.8% (Cost: $279,491,589)		314,962,561
Preferred Stocks
Brazil — 0.4%
Alpargatas SA, Preference Shares, NVS	44,688	48,045
Banco ABC Brasil SA, Preference Shares, NVS	25,878	86,675
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	31,276	57,371
Banco Pan SA, Preference Shares, NVS	83,238	100,095
Bradespar SA, Preference Shares, NVS	64,011	180,477
Braskem SA, Class A, Preference Shares, NVS	46,740	87,087
Cia. De Sanena Do Parana, Preference Shares, NVS	76,665	69,794
Marcopolo SA, Preference Shares, NVS	213,465	266,485
Metalurgica Gerdau SA, Preference Shares, NVS	154,237	240,224
Unipar Carbocloro SA, Preference Shares, NVS	14,547	112,346
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	114,399	110,947
		1,359,546
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	112,328	376,237
South Korea — 0.0%
Daishin Securities Co. Ltd., 0.00%	5,700	62,331
Total Preferred Stocks — 0.5% (Cost: $1,510,125)		1,798,114
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
South Korea — 0.0%
ISU PETASYS Co., Ltd., (Expires 04/17/25, Strike Price KRW 33,500)(a)	2,141	$6,074
Taiwan — 0.0%
Da-Li Development Co.,Ltd., (Expires 03/18/25, Strike Price TWD 36)	60,250	576
JSL Construction & Development Co., Ltd., (Expires 03/21/25, Strike Price TWD 83)	37,723	765
Shinfox Energy Co., Ltd., (Expires 04/14/25, Strike Price TWD 80)	58,000	10,701
		12,042
Total Rights — 0.0% (Cost: $—)		18,116
Warrants
Malaysia — 0.0%
Supermax Corporation Bhd, (Expires 03/01/30, Strike Price MYR 1.15)(a)	32,490	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.3% (Cost: $281,001,714)		316,778,791
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(g)(h)(i)	13,059,891	13,066,421
Total Short-Term Securities — 4.1% (Cost: $13,059,468)		13,066,421
Total Investments — 103.4% (Cost: $294,061,182)		329,845,212
Liabilities in Excess of Other Assets — (3.4)%		(10,994,093)
Net Assets — 100.0%		$318,851,119

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $149,714, representing less than 0.05% of its net assets as of period end, and an original cost of $110,681.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,550,436	$2,517,305 (a)	$—	$817	$(2,137)	$13,066,421	13,059,891	$276,082 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,930,000	—	(1,930,000)(a)	—	—	—	—	95,570	—
				$817	$(2,137)	$13,066,421		$371,652	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	25	03/21/25	$1,371	$(47,923)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$47,923	$—	$—	$—	$47,923

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$11,124	$—	$—	$—	$11,124
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(62,552)	$—	$—	$—	$(62,552)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$985,228
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$58,166,491	$256,534,006	$262,064	$314,962,561
Preferred Stocks	1,421,877	376,237	—	1,798,114
Rights	10,701	7,415	—	18,116
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	13,066,421	—	—	13,066,421
	$72,665,490	$256,917,658	$262,064	$329,845,212
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(47,923)	$—	$—	$(47,923)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares Core MSCI Emerging Markets ETF	iShares MSCI BIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Small-Cap ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$80,771,629,189	$70,508,882	$387,829,454	$316,778,791
Investments, at value—affiliated(c)	3,263,767,997	2,229,684	4,204,862	13,066,421
Cash	445,529,740	235,792	909,602	7,061,489
Cash pledged for futures contracts	18,141,000	16,000	69,000	70,000
Foreign currency, at value(d)	190,967,868	311,247	508,243	865,495
Receivables:
Investments sold	412,987,391	459,847	1,578,856	21,601,673
Securities lending income—affiliated	5,617,037	477	2,415	47,601
Capital shares sold	439,722,593	—	—	—
Dividends—unaffiliated	132,002,518	97,352	432,586	549,694
Dividends—affiliated	1,807,549	4,651	11,403	7,736
Tax reclaims	454,114	—	—	14,302
Foreign withholding tax claims	7,498,374	—	—	39,111
Total assets	85,690,125,370	73,863,932	395,546,421	360,102,313
LIABILITIES
Bank borrowings	—	—	—	4,000,573
Collateral on securities loaned, at value	2,958,000,092	1,069,774	1,947,027	13,064,896
Payables:
Investments purchased	1,058,678,047	766,848	2,650,369	22,921,054
Deferred foreign capital gain tax	369,182,296	1,100,754	1,609,424	1,046,001
Foreign taxes	708,276	—	—	—
Investment advisory fees	5,560,906	39,412	159,745	181,275
Professional fees	14,004	—	—	1,564
Variation margin on futures contracts	8,408,071	6,788	34,401	35,831
Total liabilities	4,400,551,692	2,983,576	6,400,966	41,251,194
Commitments and contingent liabilities
NET ASSETS	$81,289,573,678	$70,880,356	$389,145,455	$318,851,119
NET ASSETS CONSIST OF
Paid-in capital	$81,581,202,865	$315,021,461	$471,403,508	$306,788,766
Accumulated earnings (loss)	(291,629,187)	(244,141,105)	(82,258,053)	12,062,353
NET ASSETS	$81,289,573,678	$70,880,356	$389,145,455	$318,851,119
NET ASSET VALUE
Shares outstanding	1,525,200,000	1,850,000	5,300,000	5,700,000
Net asset value	$53.30	$38.31	$73.42	$55.94
Shares authorized	15 billion	500 million	500 million	500 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$66,778,434,648	$74,842,951	$333,223,026	$281,001,714
(b) Securities loaned, at value	$2,695,045,422	$1,009,765	$1,845,938	$11,716,771
(c) Investments, at cost—affiliated	$3,262,180,048	$2,229,616	$4,202,617	$13,059,468
(d) Foreign currency, at cost	$191,051,912	$311,433	$510,861	$868,453
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares Core MSCI Emerging Markets ETF	iShares MSCI BIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Small-Cap ETF
INVESTMENT INCOME
Dividends—unaffiliated	$737,790,396	$610,952	$3,256,099	$2,952,446
Dividends—affiliated	17,497,655	38,253	105,446	95,570
Interest—unaffiliated	738,211	1,142	7,020	4,207
Securities lending income—affiliated—net(a)	32,680,204	2,890	29,223	276,082
Other income—unaffiliated	1,080	—	—	—
Mauritius income taxes refund	2,925,676	—	—	—
Foreign taxes withheld	(84,561,181)	(59,280)	(456,611)	(314,275)
Foreign withholding tax claims	7,498,374	—	—	39,111
Total investment income	714,570,415	593,957	2,941,177	3,053,141
EXPENSES
Investment advisory	36,156,728	257,487	1,094,935	1,249,407
Commitment costs	20,218	616	3,675	3,020
Professional	13,641	—	—	1,571
Interest expense	—	—	—	1,667
Total expenses	36,190,587	258,103	1,098,610	1,255,665
Less:
Investment advisory fees waived	(373,153)	—	—	—
Total expenses after fees waived	35,817,434	258,103	1,098,610	1,255,665
Net investment income	678,752,981	335,854	1,842,567	1,797,476
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(b)	(1,954,417,477)	(6,739,508)	(5,007,366)	(2,576,452)
Investments—affiliated	185,293	322	398	817
Foreign currency transactions	(11,665,419)	(10,418)	30,783	(101,559)
Futures contracts	(9,451,273)	3,117	(69,959)	11,124
In-kind redemptions—unaffiliated(c)	13,252,997	(608,155)	621,302	730,668
	(1,962,095,879)	(7,354,642)	(4,424,842)	(1,935,402)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(d)	1,002,626,423	11,697,013	1,495,064	(29,326,108)
Investments—affiliated	(417,373)	(336)	(723)	(2,137)
Foreign currency translations	(841,652)	2,410	(9,744)	(22,667)
Futures contracts	(18,929,120)	(3,060)	(43,631)	(62,552)
	982,438,278	11,696,027	1,440,966	(29,413,464)
Net realized and unrealized gain (loss)	(979,657,601)	4,341,385	(2,983,876)	(31,348,866)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(300,904,620)	$4,677,239	$(1,141,309)	$(29,551,390)
(a) Net of securities lending income tax paid of	$4,433,714	$—	$—	$—
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(33,475,810)	$(158,711)	$(1,113,887)	$(920,668)
(c) See Note 2 of the Notes to Financial Statements.
(d) Net of reduction in deferred foreign capital gain tax of	$466,821,327	$824,012	$3,768,303	$4,659,070
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Core MSCI Emerging Markets ETF		iShares MSCI BIC ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$678,752,981	$2,002,308,011	$335,854	$1,426,652
Net realized loss	(1,962,095,879)	(2,132,166,642)	(7,354,642)	(4,941,792)
Net change in unrealized appreciation (depreciation)	982,438,278	10,365,973,940	11,696,027	9,166,621
Net increase (decrease) in net assets resulting from operations	(300,904,620)	10,236,115,309	4,677,239	5,651,481
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,726,382,295)(b)	(2,168,045,913)	(1,302,835)(b)	(993,063)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,015,023,514	1,021,994,291	(3,753,606)	(3,598,747)
NET ASSETS
Total increase (decrease) in net assets	987,736,599	9,090,063,687	(379,202)	1,059,671
Beginning of period	80,301,837,079	71,211,773,392	71,259,558	70,199,887
End of period	$81,289,573,678	$80,301,837,079	$70,880,356	$71,259,558

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares MSCI Emerging Markets Asia ETF		iShares MSCI Emerging Markets Small-Cap ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,842,567	$7,001,781	$1,797,476	$6,330,852
Net realized gain (loss)	(4,424,842)	(18,089,741)	(1,935,402)	1,669,788
Net change in unrealized appreciation (depreciation)	1,440,966	67,802,561	(29,413,464)	40,629,795
Net increase (decrease) in net assets resulting from operations	(1,141,309)	56,714,601	(29,551,390)	48,630,435
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,300,901)(b)	(8,983,682)	(7,164,085)(b)	(8,999,836)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(15,553,655)	(164,341,006)	(18,243,544)	15,712,065
NET ASSETS
Total increase (decrease) in net assets	(22,995,865)	(116,610,087)	(54,959,019)	55,342,664
Beginning of period	412,141,320	528,751,407	373,810,138	318,467,474
End of period	$389,145,455	$412,141,320	$318,851,119	$373,810,138

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core MSCI Emerging Markets ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23(a)	Year Ended 08/31/22(a)	Year Ended 08/31/21(a)	Year Ended 08/31/20(a)
Net asset value, beginning of period	$54.58	$49.10	$48.75	$64.18	$53.34	$48.31
Net investment income(b)	0.46 (c)	1.36 (c)	1.35	1.67	1.33	1.46
Net realized and unrealized gain (loss)(d)	(0.58)	5.61	0.14	(15.13)	10.70	5.21
Net increase (decrease) from investment operations	(0.12)	6.97	1.49	(13.46)	12.03	6.67
Distributions from net investment income(e)	(1.16)(f)	(1.49)	(1.14)	(1.97)	(1.19)	(1.64)
Net asset value, end of period	$53.30	$54.58	$49.10	$48.75	$64.18	$53.34
Total Return(g)
Based on net asset value	(0.27)%(c)(h)	14.50%(c)	3.13%	(21.40)%	22.67%	13.97%
Ratios to Average Net Assets(i)
Total expenses	0.09%(j)	0.09%	0.10%	0.10%	0.12%	0.14%
Total expenses after fees waived	0.09%(j)	0.09%	0.09%	0.10%	0.12%	0.14%
Total expenses excluding professional fees for foreign withholding tax claims	0.09%(j)	0.09%	N/A	0.10%	0.11%	0.14%
Net investment income	1.69%(c)(j)	2.68%(c)	2.81%	2.97%	2.12%	2.97%
Supplemental Data
Net assets, end of period (000)	$81,289,574	$80,301,837	$71,211,773	$65,232,083	$80,599,322	$54,628,381
Portfolio turnover rate(k)	4%	7%	21%	7%	9%	15%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months period ended
February 28, 2025 and for the year ended August 31, 2024 respectively:
• Net investment income per share by $0.01 and $0.00.
• Total return by 0.01% and 0.00%.
• Ratio of net investment income to average net assets by 0.02% and 0.01%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI BIC ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21(a)	Year Ended 08/31/20(a)
Net asset value, beginning of period	$36.54	$34.24	$35.99	$50.27	$47.46	$40.23
Net investment income(b)	0.18	0.70	0.62	0.91	0.62	0.55
Net realized and unrealized gain (loss)(c)	2.29	2.08	(1.72)	(13.74)	2.74	7.34
Net increase (decrease) from investment operations	2.47	2.78	(1.10)	(12.83)	3.36	7.89
Distributions from net investment income(d)	(0.70)(e)	(0.48)	(0.65)	(1.45)	(0.55)	(0.66)
Net asset value, end of period	$38.31	$36.54	$34.24	$35.99	$50.27	$47.46
Total Return(f)
Based on net asset value	6.82%(g)	8.26%	(3.05)%	(26.03)%	7.09%	19.78%
Ratios to Average Net Assets(h)
Total expenses	0.72%(i)	0.72%	0.70%	0.69%	0.70%	0.70%
Net investment income	0.94%(i)	2.02%	1.80%	2.15%	1.20%	1.29%
Supplemental Data
Net assets, end of period (000)	$70,880	$71,260	$70,200	$89,980	$158,342	$147,123
Portfolio turnover rate(j)	5%	10%	9%	12%	80%	42%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Asia ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21(a)	Year Ended 08/31/20(a)
Net asset value, beginning of period	$73.60	$65.28	$66.44	$88.19	$75.48	$62.82
Net investment income(b)	0.31	1.12	1.16	1.25	1.28	1.12
Net realized and unrealized gain (loss)(c)	0.51	8.62	(1.22)	(20.98)	12.32	12.79
Net increase (decrease) from investment operations	0.82	9.74	(0.06)	(19.73)	13.60	13.91
Distributions from net investment income(d)	(1.00)(e)	(1.42)	(1.10)	(2.02)	(0.89)	(1.25)
Net asset value, end of period	$73.42	$73.60	$65.28	$66.44	$88.19	$75.48
Total Return(f)
Based on net asset value	1.08%(g)	15.23%	(0.08)%	(22.77)%	18.11%	22.31%
Ratios to Average Net Assets(h)
Total expenses	0.49%(i)	0.49%	0.49%	0.49%	0.50%	0.50%
Net investment income	0.82%(i)	1.66%	1.79%	1.62%	1.46%	1.68%
Supplemental Data
Net assets, end of period (000)	$389,145	$412,141	$528,751	$571,381	$881,929	$558,558
Portfolio turnover rate(j)	18%	7%	31%	24%	48%	20%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Small-Cap ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23(a)	Year Ended 08/31/22(a)	Year Ended 08/31/21(a)	Year Ended 08/31/20(a)
Net asset value, beginning of period	$62.30	$55.87	$50.17	$62.28	$44.74	$41.51
Net investment income(b)	0.31 (c)	1.02 (c)	1.17	1.24	0.96	0.85
Net realized and unrealized gain (loss)(d)	(5.41)	6.89	5.26	(11.56)	17.81	3.52
Net increase (decrease) from investment operations	(5.10)	7.91	6.43	(10.32)	18.77	4.37
Distributions from net investment income(e)	(1.26)(f)	(1.48)	(0.73)	(1.79)	(1.23)	(1.14)
Net asset value, end of period	$55.94	$62.30	$55.87	$50.17	$62.28	$44.74
Total Return(g)
Based on net asset value	(8.34)%(c)(h)	14.41%(c)	12.99%	(17.00)%	42.38%	10.68%
Ratios to Average Net Assets(i)
Total expenses	0.72%(j)	0.73%	0.71%	0.70%	0.69%	0.71%
Net investment income	1.04%(c)(j)	1.75%(c)	2.30%	2.20%	1.72%	2.07%
Supplemental Data
Net assets, end of period (000)	$318,851	$373,810	$318,467	$336,134	$417,274	$212,511
Portfolio turnover rate(k)	14%	33%	43%	53%	34%	46%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months period ended
February 28, 2025 and for the year ended August 31, 2024 respectively:
• Net investment income per share by $0.01 and $0.00.
• Total return by 0.01% and 0.01%.
• Ratio of net investment income to average net assets by 0.02% and 0.01%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These consolidated financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core MSCI Emerging Markets	Diversified
MSCI BIC	Diversified
MSCI Emerging Markets Asia	Diversified
MSCI Emerging Markets Small-Cap	Diversified
Basis of Consolidation: The accompanying consolidated financial statements for Core MSCI Emerging Markets and MSCI Emerging Markets Small-Cap included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invested in Indian securities. On April 26, 2023, each Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core MSCI Emerging Markets
Barclays Bank PLC	$6,197,377	$(6,197,377)	$—	$—
Barclays Capital, Inc.	83,577,936	(83,577,936)	—	—
BMO Capital Markets	502,588	(502,588)	—	—
BNP Paribas SA	22,844,415	(22,844,415)	—	—
BofA Securities, Inc.	212,625,155	(212,625,155)	—	—
Citadel Clearing LLC	4,684,640	(4,684,640)	—	—
Citigroup Global Markets Ltd.	105,226,355	(105,226,355)	—	—
Citigroup Global Markets, Inc.	92,880,675	(92,880,675)	—	—
Goldman Sachs & Co. LLC	204,692,364	(204,692,364)	—	—
Goldman Sachs International	189,067,188	(189,067,188)	—	—
HSBC Bank PLC	392	(392)	—	—
J.P. Morgan Securities LLC	76,072,993	(76,072,993)	—	—
J.P. Morgan Securities PLC	329,948,526	(329,948,526)	—	—
Jefferies LLC	3,454,708	(3,454,708)	—	—
Macquarie Bank Ltd.	27,625,944	(27,625,944)	—	—
Merrill Lynch International	120,122,860	(120,122,860)	—	—
Morgan Stanley	1,142,973,419	(1,142,973,419)	—	—
Nomura Securities International, Inc.	14,057,588	(14,057,588)	—	—
SG Americas Securities LLC	10,203,822	(10,203,822)	—	—
State Street Bank & Trust Co.	1,798,746	(1,798,746)	—	—
UBS AG	13,944,584	(13,944,584)	—	—
UBS Europe SE	32,404,049	(32,404,049)	—	—
UBS Securities LLC	17,575	(17,575)	—	—
Virtu Americas LLC	121,523	(121,523)	—	—
	$2,695,045,422	$(2,695,045,422)	$—	$—
MSCI BIC
BofA Securities, Inc.	$64,272	$(64,272)	$—	$—
Citigroup Global Markets, Inc.	544,068	(544,068)	—	—
HSBC Bank PLC	22,759	(22,759)	—	—
J.P. Morgan Securities LLC	208,638	(208,638)	—	—
Morgan Stanley	170,028	(170,028)	—	—
	$1,009,765	$(1,009,765)	$—	$—
MSCI Emerging Markets Asia
Citigroup Global Markets, Inc.	$173,473	$(173,473)	$—	$—
Goldman Sachs & Co. LLC	192,659	(192,659)	—	—
J.P. Morgan Securities LLC	189,986	(189,986)	—	—
Morgan Stanley	987,752	(987,752)	—	—
Nomura Securities International, Inc.	254,035	(254,035)	—	—
UBS AG	48,033	(48,033)	—	—
	$1,845,938	$(1,845,938)	$—	$—
MSCI Emerging Markets Small-Cap
Barclays Bank PLC	$1,377	$(1,377)	$—	$—
Barclays Capital, Inc.	1,349,387	(1,349,387)	—	—
BNP Paribas SA	380,034	(380,034)	—	—
BofA Securities, Inc.	1,030,957	(1,030,957)	—	—
Citigroup Global Markets Ltd.	62,948	(62,948)	—	—
Citigroup Global Markets, Inc.	443,791	(443,791)	—	—
Goldman Sachs & Co. LLC	479,692	(479,692)	—	—
HSBC Bank PLC	1,711,807	(1,711,807)	—	—
J.P. Morgan Securities LLC	1,822,239	(1,822,239)	—	—
J.P. Morgan Securities PLC	181,677	(181,677)	—	—
Morgan Stanley	3,626,793	(3,626,793)	—	—
SG Americas Securities LLC	23,504	(23,504)	—	—
State Street Bank & Trust Co.	58,505	(58,505)	—	—
UBS AG	544,060	(544,060)	—	—
	$11,716,771	$(11,716,771)	$—	$—

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core MSCI Emerging Markets	0.09%
MSCI Emerging Markets Asia	0.49
For its investment advisory services to each of the iShares MSCI BIC and iShares MSCI Emerging Markets Small-Cap ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Core MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through December 31, 2025 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.09% of average daily net assets.
This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Core MSCI Emerging Markets	$373,153
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core MSCI Emerging Markets	$8,624,889
MSCI BIC	690
MSCI Emerging Markets Asia	6,953
MSCI Emerging Markets Small-Cap	62,072
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core MSCI Emerging Markets	$2,296,500	$64,130,174	$(22,106,680)
MSCI BIC	—	202,832	(174,049)
MSCI Emerging Markets Asia	92,096	409,946	(504,005)
MSCI Emerging Markets Small-Cap	2,995,928	1,420,472	740,135
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Core MSCI Emerging Markets	$4,991,521,120	$3,227,485,841
MSCI BIC	3,579,972	6,147,994
MSCI Emerging Markets Asia	86,155,984	78,112,126
MSCI Emerging Markets Small-Cap	48,190,594	64,536,132
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI Emerging Markets	$395,550,572	$34,840,221
MSCI BIC	—	1,643,652
MSCI Emerging Markets Asia	5,757,865	32,266,679
MSCI Emerging Markets Small-Cap	—	4,080,255
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Core MSCI Emerging Markets	$(12,004,047,215)
MSCI BIC	(231,286,354)
MSCI Emerging Markets Asia	(128,974,754)
MSCI Emerging Markets Small-Cap	(6,181,433)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI Emerging Markets	$70,270,495,920	$22,724,256,503	$(8,970,956,244)	$13,753,300,259
MSCI BIC	76,998,467	13,673,615	(17,931,807)	(4,258,192)
MSCI Emerging Markets Asia	340,565,137	114,173,530	(62,740,059)	51,433,471
MSCI Emerging Markets Small-Cap	309,326,288	71,461,366	(50,990,365)	20,471,001
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2025, the iShares Core MSCI Emerging Markets ETF, iShares MSCI BIC ETF and iShares MSCI Emerging Markets Asia ETF did not borrow under the Syndicated Credit Agreement.
For the six months ended February 28, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI Emerging Markets Small-Cap	$4,000,000	$22,099	5.16%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
Core MSCI Emerging Markets
Shares sold	58,800,000	$3,268,208,355	31,200,000	$1,530,135,626
Shares redeemed	(4,800,000)	(253,184,841)	(10,200,000)	(508,141,335)
	54,000,000	$3,015,023,514	21,000,000	$1,021,994,291
MSCI BIC
Shares sold	—	$4,867	—	$9,345
Shares redeemed	(100,000)	(3,758,473)	(100,000)	(3,608,092)
	(100,000)	$(3,753,606)	(100,000)	$(3,598,747)
MSCI Emerging Markets Asia
Shares sold	1,000,000	$81,167,893	—	$79,061
Shares redeemed	(1,300,000)	(96,721,548)	(2,500,000)	(164,420,067)
	(300,000)	$(15,553,655)	(2,500,000)	$(164,341,006)
MSCI Emerging Markets Small-Cap
Shares sold	—	$22,860	800,000	$46,017,061
Shares redeemed	(300,000)	(18,266,404)	(500,000)	(30,304,996)
	(300,000)	$(18,243,544)	300,000	$15,712,065
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
iShares Core MSCI Emerging Markets ETF and iShares MSCI Emerging Markets Small-Cap ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Funds' evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries' tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of February 28, 2025, are $7,484,370 or $0.00 per share and $37,546 or $0.01 per share, respectively.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares Core MSCI Emerging Markets ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI Brazil ETF | EWZ | NYSE Arca
• iShares MSCI Chile ETF | ECH | Cboe BZX Exchange
• iShares MSCI Israel ETF | EIS | NYSE Arca
• iShares MSCI South Africa ETF | EZA | NYSE Arca
• iShares MSCI Turkey ETF | TUR | NASDAQ

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Brazil ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
Embraer SA(a)	6,862,379	$81,262,484
Banks — 12.8%
Banco Bradesco SA	16,504,415	29,041,424
Banco do Brasil SA	16,650,566	77,234,034
NU Holdings Ltd./Cayman Islands, Class A(a)(b)	27,186,476	292,254,617
		398,530,075
Beverages — 3.1%
Ambev SA	45,729,966	94,913,961
Capital Markets — 6.6%
B3 SA - Brasil Bolsa Balcao	52,201,592	92,209,380
Banco BTG Pactual SA	11,533,894	61,865,154
XP Inc., Class A	3,670,322	51,935,056
		206,009,590
Consumer Staples Distribution & Retail — 1.2%
Raia Drogasil SA	12,936,059	38,186,493
Containers & Packaging — 0.9%
Klabin SA	8,520,864	28,612,007
Diversified Telecommunication Services — 1.1%
Telefonica Brasil SA	4,167,831	34,219,587
Electric Utilities — 5.5%
Centrais Eletricas Brasileiras SA	11,782,823	76,488,836
CPFL Energia SA	2,654,484	15,816,039
Energisa SA	3,016,489	19,499,728
Equatorial Energia SA	11,639,862	59,428,507
Equatorial Energia SA, NVS(a)	39,071	194,172
		171,427,282
Electrical Equipment — 4.2%
WEG SA	16,016,381	131,718,626
Food Products — 1.9%
BRF SA	5,615,457	17,101,075
JBS SA	7,785,357	40,978,695
		58,079,770
Ground Transportation — 2.6%
Localiza Rent a Car SA	9,136,828	43,607,359
Rumo SA	13,036,687	37,487,132
		81,094,491
Health Care Providers & Services — 1.2%
Rede D'Or Sao Luiz SA(c)	8,068,655	37,262,189
Independent Power and Renewable Electricity Producers — 0.5%
Engie Brasil Energia SA	2,375,263	14,995,546
Insurance — 2.0%
BB Seguridade Participacoes SA	6,973,503	44,818,791
Caixa Seguridade Participacoes S/A	6,749,927	17,426,119
		62,244,910
Metals & Mining — 9.3%
Vale SA	30,858,165	289,050,436
Oil, Gas & Consumable Fuels — 9.4%
Petroleo Brasileiro SA	32,965,819	218,646,698
PRIO SA(a)	7,979,672	51,732,708
Ultrapar Participacoes SA	7,771,830	21,951,973
		292,331,379
Paper & Forest Products — 2.3%
Suzano SA	7,505,342	71,781,748
Personal Care Products — 0.7%
Natura & Co. Holding SA	9,690,621	21,281,790
Software — 1.1%
TOTVS SA	5,545,216	32,926,677
Security	Shares	Value
Specialty Retail — 1.0%
Vibra Energia SA	10,349,426	$29,918,088
Transportation Infrastructure — 0.7%
CCR SA	10,872,769	21,606,481
Water Utilities — 2.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,645,014	74,933,705
Wireless Telecommunication Services — 0.8%
TIM SA/Brazil	8,901,372	24,446,967
Total Common Stocks — 73.9% (Cost: $1,678,605,088)		2,296,834,282
Preferred Stocks
Banks — 12.8%
Banco Bradesco SA, Preference Shares, NVS	51,068,643	97,494,169
Itau Unibanco Holding SA, Preference Shares, NVS	42,991,569	233,225,602
Itausa SA, Preference Shares, NVS	44,996,708	67,178,087
		397,897,858
Electric Utilities — 2.4%
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	2,634,716	18,781,522
Cia Energetica de Minas Gerais, Preference Shares, NVS	18,417,920	34,817,194
Cia Paranaense de Energia - Copel, Preference Shares, NVS	11,903,904	19,955,590
		73,554,306
Metals & Mining — 1.3%
Gerdau SA, Preference Shares, NVS	13,828,873	39,130,897
Oil, Gas & Consumable Fuels — 7.8%
Petroleo Brasileiro SA, Preference Shares, NVS	39,896,590	243,473,114
Total Preferred Stocks — 24.3% (Cost: $502,362,010)		754,056,175
Rights
Capital Markets — 0.0%
Itausa SA (Expires 04/25/25, Strike Price BRL 6.70)(a)	681,759	242,011
Total Rights — 0.0% (Cost: $—)		242,011
Total Long-Term Investments — 98.2% (Cost: $2,180,967,098)		3,051,132,468
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	8,011,156	8,015,161
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	12,710,000	12,710,000
Total Short-Term Securities — 0.7% (Cost: $20,725,161)		20,725,161
Total Investments — 98.9% (Cost: $2,201,692,259)		3,071,857,629
Other Assets Less Liabilities — 1.1%		33,916,642
Net Assets — 100.0%		$3,105,774,271

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Brazil ETF

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$8,021,250 (a)	$—	$(6,089)	$—	$8,015,161	8,011,156	$36,117 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,410,000	—	(2,700,000)(a)	—	—	12,710,000	12,710,000	275,938	—
				$(6,089)	$—	$20,725,161		$312,055	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	1,114	03/21/25	$53,572	$(99,188)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$99,188	$—	$—	$—	$99,188

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(7,983,261)	$—	$—	$—	$(7,983,261)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(4,232,986)	$—	$—	$—	$(4,232,986)
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Brazil ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$52,166,685
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,296,640,110	$194,172	$—	$2,296,834,282
Preferred Stocks	754,056,175	—	—	754,056,175
Rights	—	242,011	—	242,011
Short-Term Securities
Money Market Funds	20,725,161	—	—	20,725,161
	$3,071,421,446	$436,183	$—	$3,071,857,629
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(99,188)	$—	$—	$(99,188)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Chile ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 28.5%
Banco de Chile	559,021,367	$72,632,645
Banco de Credito e Inversiones SA	732,567	24,825,731
Banco Itau Chile SA, NVS	1,177,043	14,017,599
Banco Santander Chile	835,200,620	45,463,335
		156,939,310
Beverages — 4.5%
Cia Cervecerias Unidas SA	2,052,005	14,237,120
Vina Concha y Toro SA	8,427,271	10,744,900
		24,982,020
Broadline Retail — 6.6%
Falabella SA	9,205,506	36,058,279
Consumer Staples Distribution & Retail — 6.4%
Cencosud SA	9,338,916	24,614,243
SMU SA	55,653,767	10,551,436
		35,165,679
Electric Utilities — 6.1%
Enel Americas SA	150,864,001	13,696,907
Enel Chile SA	160,277,367	10,594,325
Engie Energia Chile SA(a)	8,824,902	9,331,370
		33,622,602
Financial Services — 1.4%
Inversiones La Construccion SA	753,718	7,594,429
Independent Power and Renewable Electricity Producers — 3.0%
Colbun SA	116,475,595	16,743,723
Metals & Mining — 1.4%
CAP SA(a)	1,418,680	7,869,978
Paper & Forest Products — 4.5%
Empresas CMPC SA	14,515,673	24,573,104
Passenger Airlines — 4.5%
Latam Airlines Group SA	1,526,973,378	24,558,296
Real Estate Management & Development — 7.1%
Parque Arauco SA	9,845,152	17,802,409
Plaza SA	10,729,025	21,310,019
		39,112,428
Specialty Retail — 4.6%
Empresas Copec SA	3,562,938	25,168,597
Security	Shares	Value
Water Utilities — 3.9%
Aguas Andinas SA, Class A	40,595,647	$13,363,987
Inversiones Aguas Metropolitanas SA	9,251,337	7,993,991
		21,357,978
Wireless Telecommunication Services — 1.6%
Empresa Nacional de Telecomunicaciones SA	2,812,496	8,928,131
Total Common Stocks — 84.1% (Cost: $371,959,577)		462,674,554
Preferred Stocks
Beverages — 3.4%
Embotelladora Andina SA, Class B, Preference Shares, NVS	5,560,058	18,623,122
Chemicals — 12.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,763,297	67,626,194
Total Preferred Stocks — 15.7% (Cost: $85,128,806)		86,249,316
Total Long-Term Investments — 99.8% (Cost: $457,088,383)		548,923,870
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(b)(c)	1,470,000	1,470,000
Total Short-Term Securities — 0.3% (Cost: $1,470,000)		1,470,000
Total Investments — 100.1% (Cost: $458,558,383)		550,393,870
Liabilities in Excess of Other Assets — (0.1)%		(687,938)
Net Assets — 100.0%		$549,705,932

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,090,000	$380,000 (a)	$—	$—	$—	$1,470,000	1,470,000	$18,920	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Chile ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	7	03/21/25	$384	$7,180
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$7,180	$—	$—	$—	$7,180

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(18,599)	$—	$—	$—	$(18,599)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$17,279	$—	$—	$—	$17,279
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$491,803
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$192,379,372	$270,295,182	$—	$462,674,554
Preferred Stocks	—	86,249,316	—	86,249,316
Short-Term Securities
Money Market Funds	1,470,000	—	—	1,470,000
	$193,849,372	$356,544,498	$—	$550,393,870
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Chile ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,180	$—	$—	$7,180

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Israel ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.5%
Bet Shemesh Engines Holdings 1997 Ltd.(a)	7,858	$986,497
Elbit Systems Ltd.	28,744	8,743,566
		9,730,063
Banks — 22.4%
Bank Hapoalim BM	1,347,941	18,394,230
Bank Leumi Le-Israel BM	1,608,078	21,323,811
FIBI Holdings Ltd.	19,197	1,099,777
First International Bank Of Israel Ltd. (The)	60,846	3,249,466
Israel Discount Bank Ltd., Class A	1,323,803	10,230,429
Mizrahi Tefahot Bank Ltd.	165,850	7,780,226
		62,077,939
Broadline Retail — 1.7%
Global-e Online Ltd.(a)	109,463	4,665,313
Capital Markets — 0.5%
Tel Aviv Stock Exchange Ltd.	99,668	1,324,451
Chemicals — 2.3%
ICL Group Ltd.	847,534	5,136,787
Israel Corp Ltd.	4,037	1,204,343
		6,341,130
Communications Equipment — 0.3%
Ituran Location and Control Ltd.	17,414	729,298
Construction & Engineering — 2.0%
Ashtrom Group Ltd.(a)	53,236	873,369
Elco Ltd.	11,733	530,007
Electra Ltd./Israel	2,289	1,222,606
Kvutzat Acro Ltd., NVS	29,314	481,557
Shapir Engineering and Industry Ltd.(a)(b)	170,889	1,216,518
Shikun & Binui Ltd.(a)(b)	350,902	1,155,940
		5,479,997
Consumer Finance — 0.4%
Isracard Ltd.	211,590	1,022,063
Consumer Staples Distribution & Retail — 1.2%
M Yochananof & Sons Ltd.	5,549	380,098
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,981	750,982
Shufersal Ltd.	217,373	2,243,357
		3,374,437
Distributors — 0.1%
Tadiran Group Ltd.	3,555	259,295
Diversified REITs — 0.6%
Reit 1 Ltd.	213,173	1,160,270
Sella Capital Real Estate Ltd.	242,008	612,660
		1,772,930
Diversified Telecommunication Services — 1.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,282,444	3,780,952
Electronic Equipment, Instruments & Components — 0.7%
Nayax Ltd.(a)	13,844	518,999
Next Vision Stabilized Systems Ltd., NVS	64,434	1,303,768
		1,822,767
Food Products — 0.5%
Strauss Group Ltd.	57,010	1,272,726
Health Care Equipment & Supplies — 0.5%
Inmode Ltd.(a)(b)	72,238	1,352,295
Hotels, Restaurants & Leisure — 0.4%
Fattal Holdings 1998 Ltd.(a)	7,877	1,051,507
Household Durables — 0.4%
Azorim-Investment Development & Construction Co. Ltd.(a)(b)	76,791	420,769
Danya Cebus Ltd.	9,154	301,285
Security	Shares	Value
Household Durables (continued)
Electra Consumer Products 1970 Ltd.(a)	13,704	$466,272
		1,188,326
Independent Power and Renewable Electricity Producers — 2.0%
Energix-Renewable Energies Ltd.(b)	287,574	919,898
Enlight Renewable Energy Ltd.(a)(b)	126,189	2,175,093
Kenon Holdings Ltd./Singapore	23,076	736,405
OPC Energy Ltd.(a)	137,788	1,247,646
OY Nofar Energy Ltd.(a)	20,821	491,420
		5,570,462
Insurance — 3.2%
Clal Insurance Enterprises Holdings Ltd.	71,903	1,991,298
Harel Insurance Investments & Financial Services Ltd.	134,794	2,245,442
Menora Mivtachim Holdings Ltd.	25,786	1,220,555
Migdal Insurance & Financial Holdings Ltd.	503,006	1,035,429
Phoenix Financial Ltd.	137,162	2,465,874
		8,958,598
IT Services — 5.2%
Formula Systems 1985 Ltd.	10,883	1,017,315
Matrix IT Ltd.	38,273	968,152
One Software Technologies Ltd.	51,361	1,017,128
Wix.com Ltd.(a)	56,486	11,336,175
		14,338,770
Machinery — 0.5%
Kornit Digital Ltd.(a)	50,610	1,253,104
Marine Transportation — 0.9%
ZIM Integrated Shipping Services Ltd.	128,627	2,600,838
Oil, Gas & Consumable Fuels — 1.8%
Delek Group Ltd.	9,940	1,661,181
Equital Ltd.(a)	25,446	1,071,871
Oil Refineries Ltd.	2,672,032	781,230
Paz Retail & Energy Ltd.	9,892	1,470,477
		4,984,759
Passenger Airlines — 0.3%
El Al Israel Airlines(a)	268,350	826,916
Personal Care Products — 0.6%
Oddity Tech Ltd., Class A, NVS(a)(b)	35,574	1,694,034
Pharmaceuticals — 7.1%
Teva Pharmaceutical Industries Ltd., ADR(a)	1,196,953	19,701,846
Professional Services — 0.9%
Danel Adir Yeoshua Ltd.	5,406	624,552
Fiverr International Ltd.(a)(b)	31,150	837,624
Hilan Ltd.	17,322	1,098,827
		2,561,003
Real Estate Management & Development — 7.8%
AFI Properties Ltd.(a)	0	28
Africa Israel Residences Ltd.(b)	6,750	505,820
Airport City Ltd.(a)	61,640	1,013,135
Alony Hetz Properties & Investments Ltd.	173,547	1,665,137
Amot Investments Ltd.	251,399	1,361,355
Aura Investments Ltd.	167,668	984,137
Azrieli Group Ltd.	46,779	3,571,058
Big Shopping Centers Ltd.(a)	17,246	2,615,242
Blue Square Real Estate Ltd.	5,996	560,441
Brack Capital Properties NV(a)	0	16
Electra Real Estate Ltd.	32,613	429,059
G City Ltd.	113,674	393,319
Gav-Yam Lands Corp. Ltd.	0	1
Israel Canada T.R Ltd.	169,895	675,651
Isras Holdings Ltd., NVS(a)	4,203	511,477
Isras Investment Co. Ltd.	1,362	328,148
Mega Or Holdings Ltd.	25,435	811,124
Melisron Ltd.	28,255	2,497,459
Mivne Real Estate KD Ltd.	634,326	1,894,073
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Israel ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Prashkovsky Investments and Construction Ltd.	7,446	$202,913
Summit Real Estate Holdings Ltd.	43,613	717,937
YH Dimri Construction & Development Ltd.	9,898	907,068
		21,644,598
Semiconductors & Semiconductor Equipment — 5.4%
Camtek Ltd./Israel	31,264	2,386,137
Nova Ltd.(a)	31,254	7,518,509
Tower Semiconductor Ltd.(a)	121,038	5,105,507
		15,010,153
Software — 23.5%
Cellebrite DI Ltd.(a)	104,553	1,940,504
Check Point Software Technologies Ltd.(a)	94,076	20,721,180
CyberArk Software Ltd.(a)	50,068	18,217,242
Magic Software Enterprises Ltd.	29,611	368,623
Monday.com Ltd.(a)	39,935	11,851,510
Nice Ltd.(a)	67,039	9,297,333
Radware Ltd.(a)	37,979	821,865
Riskified Ltd., Class A(a)	91,221	468,876
Sapiens International Corp. NV	35,662	983,021
SimilarWeb Ltd.(a)	43,977	419,540
		65,089,694
Specialty Retail — 0.7%
Delek Automotive Systems Ltd.(a)	53,999	482,316
Fox Wizel Ltd.	8,929	807,925
Retailors Ltd.	21,226	522,944
		1,813,185
Technology Hardware, Storage & Peripherals — 0.0%
Nano Dimension Ltd., ADR(a)	2,532	5,393
Textiles, Apparel & Luxury Goods — 0.2%
Delta Galil Ltd.(b)	11,462	641,966
Security	Shares	Value
Wireless Telecommunication Services — 0.7%
Cellcom Israel Ltd.(a)	117,554	$805,424
Partner Communications Co. Ltd.(a)	150,686	1,123,338
		1,928,762
Total Long-Term Investments — 99.7% (Cost: $252,877,560)		275,869,570
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	4,976,344	4,978,832
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	410,000	410,000
Total Short-Term Securities — 1.9% (Cost: $5,388,832)		5,388,832
Total Investments — 101.6% (Cost: $258,266,392)		281,258,402
Liabilities in Excess of Other Assets — (1.6)%		(4,431,612)
Net Assets — 100.0%		$276,826,790

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,497,759	$—	$(2,518,176)(a)	$222	$(973)	$4,978,832	4,976,344	$42,921 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	410,000 (a)	—	—	—	410,000	410,000	2,917	—
				$222	$(973)	$5,388,832		$45,838	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	16	03/21/25	$909	$38,037
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Israel ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$38,037	$—	$—	$—	$38,037

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$67,273	$—	$—	$—	$67,273
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$29,466	$—	$—	$—	$29,466
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,014,005
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$111,506,720	$164,362,850	$—	$275,869,570
Short-Term Securities
Money Market Funds	5,388,832	—	—	5,388,832
	$116,895,552	$164,362,850	$—	$281,258,402
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$38,037	$—	$38,037

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI South Africa ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 17.9%
Absa Group Ltd.	1,268,887	$12,680,542
Capitec Bank Holdings Ltd.	93,444	15,355,906
Nedbank Group Ltd.	697,879	10,436,853
Standard Bank Group Ltd.	1,833,988	21,277,188
		59,750,489
Broadline Retail — 18.4%
Naspers Ltd., Class N	239,284	56,804,302
Woolworths Holdings Ltd./South Africa	1,501,354	4,649,116
		61,453,418
Capital Markets — 1.6%
Reinet Investments SCA	215,762	5,289,110
Chemicals — 1.2%
Sasol Ltd.	939,544	4,040,014
Consumer Staples Distribution & Retail — 8.9%
Bid Corp. Ltd.	503,723	12,125,428
Clicks Group Ltd.	367,404	6,766,242
Shoprite Holdings Ltd.	755,009	10,987,178
		29,878,848
Financial Services — 9.8%
FirstRand Ltd.	7,040,022	26,430,889
Remgro Ltd.	782,944	6,177,767
		32,608,656
Industrial Conglomerates — 2.1%
Bidvest Group Ltd. (The)	523,642	6,872,836
Insurance — 9.5%
Discovery Ltd.	827,008	9,147,036
Old Mutual Ltd.	7,501,899	5,076,111
OUTsurance Group Ltd., NVS	1,352,967	5,161,667
Sanlam Ltd.	2,693,437	12,423,496
		31,808,310
Metals & Mining — 19.0%
Anglo American Platinum Ltd.	147,006	4,410,565
Anglogold Ashanti PLC, NVS	696,014	19,934,020
Gold Fields Ltd.	1,240,427	21,902,945
Harmony Gold Mining Co. Ltd.	863,436	8,493,415
Security	Shares	Value
Metals & Mining (continued)
Impala Platinum Holdings Ltd.(a)	1,388,567	$6,566,077
Kumba Iron Ore Ltd.	115,846	2,310,530
		63,617,552
Pharmaceuticals — 1.6%
Aspen Pharmacare Holdings Ltd.	596,504	5,206,259
Real Estate Management & Development — 2.0%
NEPI Rockcastle NV	931,043	6,692,960
Specialty Retail — 1.5%
Pepkor Holdings Ltd.(b)	3,759,969	5,182,769
Wireless Telecommunication Services — 6.5%
MTN Group Ltd.	2,518,126	15,740,346
Vodacom Group Ltd.	969,502	6,125,823
		21,866,169
Total Long-Term Investments — 100.0% (Cost: $386,388,311)		334,267,390
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	150,000	150,000
Total Short-Term Securities — 0.1% (Cost: $150,000)		150,000
Total Investments — 100.1% (Cost: $386,538,311)		334,417,390
Liabilities in Excess of Other Assets — (0.1)%		(170,781)
Net Assets — 100.0%		$334,246,609

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,125,509	$—	$(3,126,040)(b)	$219	$312	$—	—	$521 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	20,000 (b)	—	—	—	150,000	150,000	5,396	—
				$219	$312	$150,000		$5,917	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI South Africa ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/JSE Top 40 Index	3	03/20/25	$127	$(814)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$814	$—	$—	$—	$814

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$88,044	$—	$—	$—	$88,044
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(8,509)	$—	$—	$—	$(8,509)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$786,287
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$96,558,534	$237,708,856	$—	$334,267,390
Short-Term Securities
Money Market Funds	150,000	—	—	150,000
	$96,708,534	$237,708,856	$—	$334,417,390
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(814)	$—	$(814)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Turkey ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,555,596	$9,107,105
Air Freight & Logistics — 0.6%
Reysas Tasimacilik ve Lojistik Ticaret AS(a)(b)	2,071,192	1,088,824
Automobile Components — 0.3%
EGE Endustri VE Ticaret AS	2,288	554,680
Automobiles — 3.4%
Ford Otomotiv Sanayi AS	188,916	4,569,536
Tofas Turk Otomobil Fabrikasi AS(b)	281,267	1,503,287
		6,072,823
Banks — 19.6%
Akbank TAS	7,355,169	13,620,006
Haci Omer Sabanci Holding AS	2,404,460	6,402,155
Turkiye Is Bankasi AS, Class C	20,585,800	8,586,300
Yapi ve Kredi Bankasi A/S	7,928,562	6,419,432
		35,027,893
Beverages — 3.2%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	629,153	2,986,348
Coca-Cola Icecek A/S(b)	1,851,881	2,702,846
		5,689,194
Capital Markets — 0.9%
Is Yatirim Menkul Degerler AS	1,155,282	1,305,223
Verusa Holding A/S	48,060	313,508
		1,618,731
Chemicals — 3.6%
Gubre Fabrikalari TAS(a)	152,728	1,155,358
Hektas Ticaret TAS(a)(b)	10,392,418	945,678
Petkim Petrokimya Holding AS(a)(b)	3,433,725	1,535,940
Politeknik Metal Sanayi ve Ticaret A/S, NVS(a)	2,022	338,065
Sasa Polyester Sanayi AS(a)(b)	24,831,353	2,408,656
		6,383,697
Construction & Engineering — 1.3%
Enka Insaat ve Sanayi AS	1	1
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	249,902	325,609
Kontrolmatik Enerji Ve Muhendislik AS, NVS(b)	622,027	513,508
Tekfen Holding AS(a)	751,663	1,450,389
		2,289,507
Construction Materials — 2.7%
Akcansa Cimento A/S	71,489	337,021
Baticim Bati Anadolu Cimento Sanayii A/S(a)	4,544,931	493,300
Cimsa Cimento Sanayi VE Ticaret AS	662,296	820,369
Konya Cimento Sanayii A/S(a)	2,200	330,439
Nuh Cimento Sanayi AS	210,288	1,456,781
Oyak Cimento Fabrikalari AS(a)(b)	1,842,243	1,403,720
		4,841,630
Consumer Staples Distribution & Retail — 11.2%
BIM Birlesik Magazalar A/S	1,075,372	14,914,128
Migros Ticaret AS(b)	262,080	4,046,653
Sok Marketler Ticaret AS	950,628	994,715
		19,955,496
Diversified REITs — 1.0%
Is Gayrimenkul Yatirim Ortakligi AS(a)	720,107	337,979
Torunlar Gayrimenkul Yatirim Ortakligi A/S	296,611	437,376
Ziraat Gayrimenkul Yatirim Ortakligi AS	2,115,504	1,060,791
		1,836,146
Electric Utilities — 0.8%
Enerjisa Enerji AS(b)(c)	881,783	1,406,280
Electrical Equipment — 1.6%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(b)	602,335	1,804,458
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS	723,546	337,135
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S, NVS(a)	370,116	332,249
Security	Shares	Value
Electrical Equipment (continued)
YEO Teknoloji Enerji VE Endustri A/S, NVS(a)	252,774	$335,325
		2,809,167
Financial Services — 0.5%
Turkiye Sinai Kalkinma Bankasi AS(a)	2,592,342	877,501
Food Products — 1.1%
Ulker Biskuvi Sanayi AS(a)(b)	619,719	1,880,957
Gas Utilities — 0.9%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,262,234	676,010
Aygaz AS	106,577	423,857
Enerya Enerji A/S, NVS	76,142	464,765
		1,564,632
Health Care Providers & Services — 1.3%
MLP Saglik Hizmetleri AS(a)(c)	192,426	1,884,189
Selcuk Ecza Deposu Ticaret ve Sanayi AS	218,388	393,922
		2,278,111
Hotels, Restaurants & Leisure — 0.3%
TAB Gida Sanayi Ve Ticaret A/S, NVS	101,334	451,333
Household Durables — 1.0%
Arcelik AS(a)	150,544	526,505
Vestel Beyaz Esya Sanayi ve Ticaret AS	1,509,634	576,384
Vestel Elektronik Sanayi ve Ticaret AS(a)	435,274	669,049
		1,771,938
Independent Power and Renewable Electricity Producers — 0.6%
Akfen Yenilenebilir Enerji A/S, NVS(a)	779,114	365,376
Aksa Enerji Uretim AS, Class B	347,025	336,137
Zorlu Enerji Elektrik Uretim AS(a)	3,780,298	391,365
		1,092,878
Industrial Conglomerates — 7.2%
AG Anadolu Grubu Holding AS	60,633	513,103
Alarko Holding A/S(b)	526,056	1,103,375
Kiler Holding AS(a)	640,990	471,544
KOC Holding AS	1,794,337	7,526,142
Turkiye Sise ve Cam Fabrikalari AS(b)	3,238,545	3,156,324
		12,770,488
Insurance — 1.3%
Anadolu Anonim Turk Sigorta Sirketi(a)	385,537	1,132,790
Anadolu Hayat Emeklilik AS	129,030	356,838
Turkiye Sigorta A/S	1,825,229	813,942
		2,303,570
Machinery — 0.9%
Otokar Otomotiv Ve Savunma Sanayi AS	83,191	891,542
Turk Traktor ve Ziraat Makineleri AS	43,066	785,545
		1,677,087
Metals & Mining — 5.9%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S(a)(b)	41,827	411,569
Eregli Demir ve Celik Fabrikalari TAS(b)	7,827,602	4,799,403
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)(b)	2,525,642	1,924,365
Kocaer Celik Sanayi Ve Ticaret A/S	1,226,505	340,203
Koza Altin Isletmeleri AS(a)(b)	2,977,822	1,840,131
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	697,908	1,283,953
		10,599,624
Oil, Gas & Consumable Fuels — 4.5%
Turkiye Petrol Rafinerileri AS(b)	2,275,203	8,062,606
Passenger Airlines — 6.7%
Pegasus Hava Tasimaciligi AS(a)(b)	626,452	4,103,688
Turk Hava Yollari AO(a)	915,241	7,759,531
		11,863,219
Personal Care Products — 0.2%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	325,522	392,801
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Turkey ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 0.4%
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	189,559	$790,246
Real Estate Management & Development — 0.2%
Lydia Holding A/S, NVS(a)	146,158	426,239
Residential REITs — 1.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)(b)	6,547,296	2,584,122
Semiconductors & Semiconductor Equipment — 0.2%
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	330,308	327,549
Software — 0.2%
MIA Teknoloji A/S, NVS(a)(b)	479,546	423,228
Specialty Retail — 1.1%
Dogan Sirketler Grubu Holding AS	3,637,325	1,306,127
Dogus Otomotiv Servis ve Ticaret AS	144,484	685,136
		1,991,263
Textiles, Apparel & Luxury Goods — 2.1%
Aksa Akrilik Kimya Sanayii AS	5,557,650	1,977,218
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	959,567	1,757,470
		3,734,688
Transportation Infrastructure — 2.1%
TAV Havalimanlari Holding AS(a)	551,748	3,771,602
Wireless Telecommunication Services — 4.4%
Turkcell Iletisim Hizmetleri AS	2,839,556	7,877,190
Total Long-Term Investments — 99.9% (Cost: $196,398,322)		178,194,045
Security	Shares	Value
Short-Term Securities
Money Market Funds — 13.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	24,259,020	$24,271,150
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	90,000	90,000
Total Short-Term Securities — 13.7% (Cost: $24,361,150)		24,361,150
Total Investments — 113.6% (Cost: $220,759,472)		202,555,195
Liabilities in Excess of Other Assets — (13.6)%		(24,236,559)
Net Assets — 100.0%		$178,318,636

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,831,944	$21,439,246 (a)	$—	$(22)	$(18)	$24,271,150	24,259,020	$83,673 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	—	(30,000)(a)	—	—	90,000	90,000	2,710	—
				$(22)	$(18)	$24,361,150		$86,383	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	03/21/25	$55	$(1,053)
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Turkey ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,053	$—	$—	$—	$1,053

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(15,053)	$—	$—	$—	$(15,053)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,780)	$—	$—	$—	$(1,780)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$27,413
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$74,274,202	$103,919,843	$—	$178,194,045
Short-Term Securities
Money Market Funds	24,361,150	—	—	24,361,150
	$98,635,352	$103,919,843	$—	$202,555,195
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,053)	$—	$—	$(1,053)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
16

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI Israel ETF	iShares MSCI South Africa ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,051,132,468	$548,923,870	$275,869,570	$334,267,390
Investments, at value—affiliated(c)	20,725,161	1,470,000	5,388,832	150,000
Cash	2,247	11,190	1,498	7,143
Cash pledged for futures contracts	5,132,000	23,000	—	—
Foreign currency collateral pledged for futures contracts(d)	—	—	76,764	10,797
Foreign currency, at value(e)	1,772,197	1,041	490,712	179,727
Receivables:
Investments sold	117,384,964	14,511,797	4,195,905	12,760,947
Securities lending income—affiliated	2,327	—	5,847	—
Dividends—unaffiliated	48,110,222	142,878	52,316	—
Dividends—affiliated	37,169	4,877	1,188	404
Variation margin on futures contracts	—	—	707	—
Other assets	—	—	—	18,500
Total assets	3,244,298,755	565,088,653	286,083,339	347,394,908
LIABILITIES
Collateral on securities loaned, at value	8,021,250	—	4,971,180	—
Payables:
Investments purchased	110,620,796	15,121,327	4,112,783	12,985,341
Capital shares redeemed	17,141,821	—	—	—
Deferred foreign capital gain tax	—	—	44,817	—
Investment advisory fees	1,541,971	249,578	127,769	159,851
Variation margin on futures contracts	1,198,646	11,816	—	3,107
Total liabilities	138,524,484	15,382,721	9,256,549	13,148,299
Commitments and contingent liabilities
NET ASSETS	$3,105,774,271	$549,705,932	$276,826,790	$334,246,609
NET ASSETS CONSIST OF
Paid-in capital	$7,321,669,360	$847,933,701	$326,686,023	$712,378,235
Accumulated loss	(4,215,895,089)	(298,227,769)	(49,859,233)	(378,131,626)
NET ASSETS	$3,105,774,271	$549,705,932	$276,826,790	$334,246,609
NET ASSET VALUE
Shares outstanding	128,900,000	19,300,000	3,500,000	7,600,000
Net asset value	$24.09	$28.48	$79.09	$43.98
Shares authorized	2 billion	300 million	500 million	400 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$2,180,967,098	$457,088,383	$252,877,560	$386,388,311
(b) Securities loaned, at value	$7,498,125	$—	$4,541,854	$—
(c) Investments, at cost—affiliated	$20,725,161	$1,470,000	$5,388,832	$150,000
(d) Foreign currency collateral pledged, at cost	$—	$—	$77,396	$13,292
(e) Foreign currency, at cost	$1,809,063	$1,045	$497,892	$179,216
See notes to financial statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
February 28, 2025

iShares MSCI Turkey ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$178,194,045
Investments, at value—affiliated(c)	24,361,150
Cash	8,676
Cash pledged for futures contracts	2,000
Foreign currency, at value(d)	53,106
Receivables:
Investments sold	1,492,495
Securities lending income—affiliated	42,763
Capital shares sold	5
Dividends—affiliated	288
Total assets	204,154,528
LIABILITIES
Collateral on securities loaned, at value	24,271,203
Payables:
Investments purchased	1,475,448
Investment advisory fees	88,472
Variation margin on futures contracts	769
Total liabilities	25,835,892
Commitments and contingent liabilities
NET ASSETS	$178,318,636
NET ASSETS CONSIST OF
Paid-in capital	$499,261,092
Accumulated loss	(320,942,456)
NET ASSETS	$178,318,636
NET ASSET VALUE
Shares outstanding	5,200,000
Net asset value	$34.29
Shares authorized	200 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$196,398,322
(b) Securities loaned, at value	$22,433,261
(c) Investments, at cost—affiliated	$24,361,150
(d) Foreign currency, at cost	$53,169
See notes to financial statements.
Statements of Assets and Liabilities
18

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI Israel ETF	iShares MSCI South Africa ETF
INVESTMENT INCOME
Dividends—unaffiliated	$106,440,244	$4,593,394	$1,320,692	$4,263,024
Dividends—affiliated	275,938	18,920	2,917	5,396
Interest—unaffiliated	178,646	9,306	—	4,164
Securities lending income—affiliated—net	36,117	—	42,921	521
Other income—unaffiliated	—	—	—	18,500
Foreign taxes withheld	(6,969,595)	(908,463)	(323,265)	(598,090)
Total investment income	99,961,350	3,713,157	1,043,265	3,693,515
EXPENSES
Investment advisory	10,579,952	1,510,163	578,409	928,227
Commitment costs	17,836	2,569	930	1,601
Interest expense	620	—	—	—
Total expenses	10,598,408	1,512,732	579,339	929,828
Net investment income	89,362,942	2,200,425	463,926	2,763,687
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(94,625,514)	(6,947,433)	(4,286,697)	(18,009,574)
Investments—affiliated	(6,089)	—	222	219
Foreign currency transactions	(6,045,245)	(72,282)	9,152	11,456
Futures contracts	(7,983,261)	(18,599)	67,273	88,044
In-kind redemptions—unaffiliated(a)	(5,352,133)	—	1,236,188	1,580,281
	(114,012,242)	(7,038,314)	(2,973,862)	(16,329,574)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	(603,733,242)	37,012,355	32,066,164	12,180,637
Investments—affiliated	—	—	(973)	312
Foreign currency translations	3,612,259	(13,413)	(13,536)	(9,068)
Futures contracts	(4,232,986)	17,279	29,466	(8,509)
	(604,353,969)	37,016,221	32,081,121	12,163,372
Net realized and unrealized gain (loss)	(718,366,211)	29,977,907	29,107,259	(4,166,202)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(629,003,269)	$32,178,332	$29,571,185	$(1,402,515)
(a) See Note 2 of the Notes to Financial Statements.
(b) Net of increase in deferred foreign capital gain tax of	$—	$—	$(44,617)	$—
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended February 28, 2025

iShares MSCI Turkey ETF
INVESTMENT INCOME
Dividends—unaffiliated	$1,468,503
Dividends—affiliated	2,710
Securities lending income—affiliated—net	83,673
Foreign taxes withheld	(147,278)
Total investment income	1,407,608
EXPENSES
Investment advisory	550,042
Commitment costs	937
Interest expense	152
Total expenses	551,131
Net investment income	856,477
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(5,631,473)
Investments—affiliated	(22)
Foreign currency transactions	(10,562)
Futures contracts	(15,053)
In-kind redemptions—unaffiliated(a)	10,398,811
4,741,701
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(20,387,527)
Investments—affiliated	(18)
Foreign currency translations	801
Futures contracts	(1,780)
(20,388,524)
Net realized and unrealized loss	(15,646,823)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,790,346)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
20

Statements of Changes in Net Assets

	iShares MSCI Brazil ETF		iShares MSCI Chile ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$89,362,942	$317,623,585	$2,200,425	$17,472,209
Net realized gain (loss)	(114,012,242)	92,477,875	(7,038,314)	(26,218,915)
Net change in unrealized appreciation (depreciation)	(604,353,969)	(230,240,548)	37,016,221	(16,193,508)
Net increase (decrease) in net assets resulting from operations	(629,003,269)	179,860,912	32,178,332	(24,940,214)
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(148,671,716)(b)	(349,882,841)	(1,653,848)(b)	(18,089,930)
Return of capital	—	—	—	(350,422)
Decrease in net assets resulting from distributions to shareholders	(148,671,716)	(349,882,841)	(1,653,848)	(18,440,352)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(205,071,756)	(868,077,759)	(11,079,674)	(47,367,975)
NET ASSETS
Total increase (decrease) in net assets	(982,746,741)	(1,038,099,688)	19,444,810	(90,748,541)
Beginning of period	4,088,521,012	5,126,620,700	530,261,122	621,009,663
End of period	$3,105,774,271	$4,088,521,012	$549,705,932	$530,261,122

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI Israel ETF		iShares MSCI South Africa ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$463,926	$1,578,101	$2,763,687	$7,369,893
Net realized gain (loss)	(2,973,862)	3,437,543	(16,329,574)	(9,203,474)
Net change in unrealized appreciation (depreciation)	32,081,121	23,665,125	12,163,372	54,486,901
Net increase (decrease) in net assets resulting from operations	29,571,185	28,680,769	(1,402,515)	52,653,320
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,423,817)(b)	(1,786,638)	(14,733,891)(b)	(7,757,578)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	94,194,766	(15,525,209)	55,705,090	(21,515,627)
NET ASSETS
Total increase in net assets	122,342,134	11,368,922	39,568,684	23,380,115
Beginning of period	154,484,656	143,115,734	294,677,925	271,297,810
End of period	$276,826,790	$154,484,656	$334,246,609	$294,677,925

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
22

Statements of Changes in Net Assets(continued)

	iShares MSCI Turkey ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$856,477	$3,811,466
Net realized gain	4,741,701	18,456,636
Net change in unrealized appreciation (depreciation)	(20,388,524)	(16,705,764)
Net increase (decrease) in net assets resulting from operations	(14,790,346)	5,562,338
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(752,039)(b)	(5,032,609)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(25,539,523)	(7,214,689)
NET ASSETS
Total decrease in net assets	(41,081,908)	(6,684,960)
Beginning of period	219,400,544	226,085,504
End of period	$178,318,636	$219,400,544

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Brazil ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$29.77	$30.82	$30.48	$36.58	$29.62	$40.92
Net investment income(a)	0.66	1.97	2.14	4.10	1.34	0.86
Net realized and unrealized gain (loss)(b)	(5.25)	(0.88)	0.98	(6.56)	6.52	(11.13)
Net increase (decrease) from investment operations	(4.59)	1.09	3.12	(2.46)	7.86	(10.27)
Distributions from net investment income(c)	(1.09)(d)	(2.14)	(2.78)	(3.64)	(0.90)	(1.03)
Net asset value, end of period	$24.09	$29.77	$30.82	$30.48	$36.58	$29.62
Total Return(e)
Based on net asset value	(15.36)%(f)	3.37%	11.49%	(6.05)%	26.35%	(25.63)%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	5.04%(h)	6.27%	7.13%	13.01%	3.84%	2.35%
Supplemental Data
Net assets, end of period (000)	$3,105,774	$4,088,521	$5,126,621	$5,236,173	$5,044,685	$5,312,367
Portfolio turnover rate(i)	8%(j)	22%(j)	22%(j)	27%(j)	17%(j)	29%(j)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(j) Portfolio turnover rate excluding cash creations was as follows:	8%	16%	12%	22%	12%	11%
See notes to financial statements.
Financial Highlights
24

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Chile ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$26.71	$28.36	$27.62	$28.52	$25.37	$35.88
Net investment income(a)	0.11	0.82	1.64	2.17	0.63	0.61
Net realized and unrealized gain (loss)(b)	1.74	(1.60)	0.96	(1.16)	3.16	(10.54)
Net increase (decrease) from investment operations	1.85	(0.78)	2.60	1.01	3.79	(9.93)
Distributions(c)
From net investment income	(0.08)(d)	(0.85)	(1.86)	(1.91)	(0.64)	(0.58)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.08)	(0.87)	(1.86)	(1.91)	(0.64)	(0.58)
Net asset value, end of period	$28.48	$26.71	$28.36	$27.62	$28.52	$25.37
Total Return(e)
Based on net asset value	6.96%(f)	(2.72)%	9.54%	4.03%	14.90%	(27.72)%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.60%	0.59%	0.58%	0.57%	0.59%
Net investment income	0.87%(h)	3.12%	5.87%	8.30%	2.17%	2.10%
Supplemental Data
Net assets, end of period (000)	$549,706	$530,261	$621,010	$493,079	$476,286	$441,423
Portfolio turnover rate(i)	18%(j)	31%(j)	47%(j)	94%(j)	62%(j)	51%(j)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(j) Portfolio turnover rate excluding cash creations was as follows:	10%	17%	20%	36%	17%	21%
See notes to financial statements.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Israel ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$67.17	$55.04	$66.35	$72.22	$56.70	$53.28
Net investment income(a)	0.18	0.66	1.04	1.16	0.26	0.23
Net realized and unrealized gain (loss)(b)	12.29	12.25	(11.47)	(5.74)	15.38	4.31
Net increase (decrease) from investment operations	12.47	12.91	(10.43)	(4.58)	15.64	4.54
Distributions from net investment income(c)	(0.55)(d)	(0.78)	(0.88)	(1.29)	(0.12)	(1.12)
Net asset value, end of period	$79.09	$67.17	$55.04	$66.35	$72.22	$56.70
Total Return(e)
Based on net asset value	18.59%(f)	23.62%	(15.74)%	(6.38)%	27.59%	8.53%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	0.48%(h)	1.13%	1.82%	1.64%	0.40%	0.43%
Supplemental Data
Net assets, end of period (000)	$276,827	$154,485	$143,116	$162,562	$162,485	$104,903
Portfolio turnover rate(i)	3%	7%	12%	13%	21%	7%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
26

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI South Africa ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$46.77	$39.32	$39.97	$49.35	$37.17	$47.96
Net investment income(a)	0.41	1.07	1.25	1.43	0.77	4.94
Net realized and unrealized gain (loss)(b)	(0.78)	7.51	(0.56)	(9.35)	13.67	(10.38)
Net increase (decrease) from investment operations	(0.37)	8.58	0.69	(7.92)	14.44	(5.44)
Distributions from net investment income(c)	(2.42)(d)	(1.13)	(1.34)	(1.46)	(2.26)	(5.35)
Net asset value, end of period	$43.98	$46.77	$39.32	$39.97	$49.35	$37.17
Total Return(e)
Based on net asset value	(0.90)%(f)	22.32%	1.62%	(16.34)%	39.49%	(13.09)%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	1.78%(h)	2.64%	3.01%	3.02%	1.69%	11.79%
Supplemental Data
Net assets, end of period (000)	$334,247	$294,678	$271,298	$315,761	$276,373	$323,418
Portfolio turnover rate(i)	8%	4%	5%	8%	20%	46%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Turkey ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$37.19	$37.37	$22.60	$23.91	$19.99	$24.08
Net investment income(a)	0.16	0.66	0.74	0.66	0.70	0.30
Net realized and unrealized gain (loss)(b)	(2.91)	0.01	15.28	(1.33)	3.99	(3.94)
Net increase (decrease) from investment operations	(2.75)	0.67	16.02	(0.67)	4.69	(3.64)
Distributions from net investment income(c)	(0.15)(d)	(0.85)	(1.25)	(0.64)	(0.77)	(0.45)
Net asset value, end of period	$34.29	$37.19	$37.37	$22.60	$23.91	$19.99
Total Return(e)
Based on net asset value	(7.42)%(f)	1.81%	72.12%	(2.41)%	23.59%	(15.48)%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	0.93%(h)	1.74%	2.37%	3.23%	2.98%	1.22%
Supplemental Data
Net assets, end of period (000)	$178,319	$219,401	$226,086	$290,408	$301,262	$178,947
Portfolio turnover rate(i)	4%	14%	29%	18%	22%	12%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
28

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Brazil	Non-diversified
MSCI Chile	Non-diversified
MSCI Israel	Non-diversified
MSCI South Africa	Non-diversified
MSCI Turkey	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Notes to Financial Statements
30

Notes to Financial Statements (unaudited) (continued)
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Brazil
Citigroup Global Markets, Inc.	$3,910,850	$(3,910,850)	$—	$—
UBS Securities LLC	3,074,500	(3,074,500)	—	—
Wells Fargo Bank, National Association	512,775	(512,775)	—	—
	$7,498,125	$(7,498,125)	$—	$—
MSCI Israel
BofA Securities, Inc.	$148,349	$(148,349)	$—	$—
Goldman Sachs & Co. LLC	1,232,516	(1,232,516)	—	—
J.P. Morgan Securities LLC	1,869,746	(1,869,746)	—	—
Morgan Stanley & Co. LLC	1,032,472	(1,009,433)	—	23,039(b)
National Financial Services LLC	223,814	(217,709)	—	6,105(b)
Wells Fargo Securities LLC	34,957	(34,829)	—	128(b)
	$4,541,854	$(4,512,582)	$—	$29,272
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Turkey
BNP Paribas Securities Corp.	$1,223,819	$(1,223,819)	$—	$—
BofA Securities, Inc.	4,840,882	(4,840,882)	—	—
Goldman Sachs & Co. LLC	8,672,715	(8,672,715)	—	—
HSBC Bank PLC	1,804,705	(1,804,705)	—	—
J.P. Morgan Securities LLC	19,967	(19,967)	—	—
Morgan Stanley	5,871,173	(5,871,173)	—	—
	$22,433,261	$(22,433,261)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of February 28, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Notes to Financial Statements
32

Notes to Financial Statements (unaudited) (continued)
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares MSCI Brazil ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of  iShares MSCI Chile ETF, iShares MSCI Israel ETF, iShares MSCI South Africa ETF and iShares MSCI Turkey ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025,  commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: the Group 1 Fund, pursuant to the securities lending agreement, retained  for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Brazil	$11,756
MSCI Israel	10,507
MSCI South Africa	199
MSCI Turkey	19,546
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Brazil	$118,089	$10,485,488	$(3,349,283)
MSCI Israel	101,375	762,081	(142,725)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Brazil	$266,816,491	$487,597,199
MSCI Chile	94,505,693	104,030,464
MSCI Israel	7,440,005	6,697,683
MSCI South Africa	26,413,928	28,856,704
MSCI Turkey	7,810,640	7,971,128
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Brazil	$—	$31,084,456
MSCI Israel	98,928,988	6,421,603
MSCI South Africa	56,131,416	9,449,522
MSCI Turkey	30,211,979	55,368,314
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI Brazil	$(4,380,577,962)
MSCI Chile	(350,425,959)
MSCI Israel	(68,148,528)
MSCI South Africa	(288,962,259)
MSCI Turkey	(305,411,566)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Brazil	$2,797,249,883	$1,080,327,468	$(805,818,910)	$274,508,558
MSCI Chile	491,696,936	109,172,456	(50,468,342)	58,704,114
MSCI Israel	259,691,786	45,677,254	(24,072,601)	21,604,653
MSCI South Africa	400,549,663	28,713,781	(94,846,868)	(66,133,087)
MSCI Turkey	223,105,609	18,489,582	(39,041,049)	(20,551,467)
Notes to Financial Statements
34

Notes to Financial Statements (unaudited) (continued)
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invests a significant portion of their assets in securities of issuers located in Israelor with significant exposure to Israeli issuers. On October 7, 2023, Hamas launched a significantattack on Israel from the Gaza Strip. The extent and duration of the Israel-Hamas war and anyrelated economic and market impacts are impossible to predict but may be significant, and maynegatively impact Israel’s economy and issuers of securities in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI Brazil
Shares sold	2,550,000	$61,094,117	9,950,000	$317,055,689
Shares redeemed	(11,000,000)	(266,165,873)	(38,950,000)	(1,185,133,448)
	(8,450,000)	$(205,071,756)	(29,000,000)	$(868,077,759)
MSCI Chile
Shares sold	1,500,000	$40,998,913	3,000,000	$81,979,021
Shares redeemed	(2,050,000)	(52,078,587)	(5,050,000)	(129,346,996)
	(550,000)	$(11,079,674)	(2,050,000)	$(47,367,975)
MSCI Israel
Shares sold	1,300,000	$100,727,409	800,000	$47,440,485
Shares redeemed	(100,000)	(6,532,643)	(1,100,000)	(62,965,694)
	1,200,000	$94,194,766	(300,000)	$(15,525,209)
Notes to Financial Statements
36

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI South Africa
Shares sold	1,500,000	$65,169,249	1,700,000	$68,292,329
Shares redeemed	(200,000)	(9,464,159)	(2,300,000)	(89,807,956)
	1,300,000	$55,705,090	(600,000)	$(21,515,627)
MSCI Turkey
Shares sold	850,000	$30,689,179	1,850,000	$69,364,914
Shares redeemed	(1,550,000)	(56,228,702)	(2,000,000)	(76,579,603)
	(700,000)	$(25,539,523)	(150,000)	$(7,214,689)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
38

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
39
2025 iShares Semi-Annual Financial Statements and Additional Information

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI Australia ETF | EWA | NYSE Arca
• iShares MSCI Canada ETF | EWC | NYSE Arca
• iShares MSCI Japan ETF | EWJ | NYSE Arca
• iShares MSCI Mexico ETF | EWW | NYSE Arca
• iShares MSCI South Korea ETF | EWY | NYSE Arca

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Australia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 30.1%
ANZ Group Holdings Ltd.	3,484,089	$64,764,373
Commonwealth Bank of Australia	1,956,739	191,733,384
National Australia Bank Ltd.	3,595,919	79,307,118
Westpac Banking Corp.	4,013,750	79,745,008
		415,549,883
Beverages — 0.5%
Treasury Wine Estates Ltd.	948,807	6,457,204
Biotechnology — 6.7%
CSL Ltd.	566,172	92,281,772
Broadline Retail — 4.5%
Wesfarmers Ltd.	1,326,873	61,536,374
Capital Markets — 5.0%
ASX Ltd.	226,702	9,485,870
Macquarie Group Ltd.	423,375	60,116,624
		69,602,494
Commercial Services & Supplies — 1.5%
Brambles Ltd.	1,616,790	21,092,554
Construction Materials — 1.1%
James Hardie Industries PLC(a)	502,572	15,935,466
Consumer Staples Distribution & Retail — 3.3%
Coles Group Ltd.	1,567,160	19,475,844
Woolworths Group Ltd.	1,428,387	26,717,493
		46,193,337
Diversified REITs — 1.1%
GPT Group (The)	2,239,897	6,439,232
Stockland	2,791,150	8,859,726
		15,298,958
Diversified Telecommunication Services — 0.9%
Telstra Group Ltd.	4,728,736	12,212,479
Electric Utilities — 1.0%
Origin Energy Ltd.	2,014,335	13,724,247
Financial Services — 0.4%
Washington H Soul Pattinson & Co. Ltd.	279,504	5,943,889
Gas Utilities — 0.5%
APA Group	1,514,196	6,946,705
Health Care Equipment & Supplies — 0.9%
Cochlear Ltd.	76,505	12,352,331
Health Care Providers & Services — 0.7%
Sonic Healthcare Ltd.	533,621	9,140,815
Health Care Technology — 0.8%
Pro Medicus Ltd.	67,206	10,713,926
Hotels, Restaurants & Leisure — 2.7%
Aristocrat Leisure Ltd.	660,154	29,675,137
Lottery Corp. Ltd. (The)	2,602,609	7,704,361
		37,379,498
Industrial REITs — 3.4%
Goodman Group	2,378,526	46,562,779
Insurance — 4.5%
Insurance Australia Group Ltd.	2,765,576	13,655,687
Medibank Pvt Ltd.	3,220,275	8,733,570
Security	Shares	Value
Insurance (continued)
QBE Insurance Group Ltd.	1,760,234	$23,633,180
Suncorp Group Ltd.	1,266,165	15,908,478
		61,930,915
Interactive Media & Services — 1.4%
CAR Group Ltd.	441,642	10,272,635
REA Group Ltd.	61,791	9,235,545
		19,508,180
Metals & Mining — 16.5%
BHP Group Ltd.	5,932,789	143,764,156
BlueScope Steel Ltd.	512,859	7,748,258
Fortescue Ltd.	1,980,084	20,319,055
Northern Star Resources Ltd.	1,338,029	14,454,428
Rio Tinto Ltd.	434,052	30,591,468
South32 Ltd.	5,282,115	11,642,807
		228,520,172
Oil, Gas & Consumable Fuels — 3.6%
Santos Ltd.	3,797,498	15,510,137
Woodside Energy Group Ltd.	2,220,175	34,765,603
		50,275,740
Passenger Airlines — 0.4%
Qantas Airways Ltd.(a)	877,627	5,215,714
Professional Services — 1.1%
Computershare Ltd.	616,378	15,811,215
Retail REITs — 1.4%
Scentre Group	6,082,154	12,780,372
Vicinity Ltd.	4,524,554	6,152,522
		18,932,894
Software — 2.2%
WiseTech Global Ltd.	215,119	12,122,765
Xero Ltd.(a)	169,998	18,233,956
		30,356,721
Trading Companies & Distributors — 0.8%
Reece Ltd.	258,968	2,798,581
SGH Ltd.	237,953	7,683,837
		10,482,418
Transportation Infrastructure — 2.2%
Transurban Group	3,629,504	29,777,047
Total Long-Term Investments — 99.2% (Cost: $1,536,559,825)		1,369,735,727
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(b)(c)	550,000	550,000
Total Short-Term Securities — 0.0% (Cost: $550,000)		550,000
Total Investments — 99.2% (Cost: $1,537,109,825)		1,370,285,727
Other Assets Less Liabilities — 0.8%		10,404,098
Net Assets — 100.0%		$1,380,689,825

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Australia ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$6,633,735	$—	$(6,635,140)(b)	$2,619	$(1,214)	$—	—	$11,663 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	420,000	130,000 (b)	—	—	—	550,000	550,000	19,432	—
				$2,619	$(1,214)	$550,000		$31,095	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	87	03/20/25	$10,975	$(239,436)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$239,436	$—	$—	$—	$239,436

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$491,680	$—	$—	$—	$491,680
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(418,878)	$—	$—	$—	$(418,878)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$9,566,327
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Australia ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,369,735,727	$—	$1,369,735,727
Short-Term Securities
Money Market Funds	550,000	—	—	550,000
	$550,000	$1,369,735,727	$—	$1,370,285,727
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(239,436)	$—	$—	$(239,436)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Canada ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.4%
CAE Inc.(a)	384,926	$9,341,456
Automobile Components — 0.5%
Magna International Inc.	324,390	11,814,141
Banks — 23.1%
Bank of Montreal	882,258	90,716,917
Bank of Nova Scotia (The)	1,504,896	74,706,501
Canadian Imperial Bank of Commerce	1,140,663	69,121,773
National Bank of Canada	475,568	39,580,538
Royal Bank of Canada	1,710,808	202,186,937
Toronto-Dominion Bank (The)	2,116,459	126,746,161
		603,058,827
Broadline Retail — 1.6%
Canadian Tire Corp. Ltd., Class A, NVS	63,368	6,251,609
Dollarama Inc.	336,256	35,056,155
		41,307,764
Capital Markets — 5.4%
Brookfield Asset Management Ltd., Class A	428,966	24,239,136
Brookfield Corp., Class A	1,653,537	95,686,275
IGM Financial Inc.	99,664	3,140,613
Onex Corp.	73,683	5,442,891
TMX Group Ltd.	335,400	11,918,378
		140,427,293
Chemicals — 1.2%
Nutrien Ltd.	593,749	31,116,675
Commercial Services & Supplies — 1.7%
Element Fleet Management Corp.	489,239	9,786,471
GFL Environmental Inc.	276,585	12,489,579
RB Global Inc.	222,287	22,736,499
		45,012,549
Construction & Engineering — 1.5%
Stantec Inc.	137,708	11,732,426
WSP Global Inc.	157,445	28,081,637
		39,814,063
Consumer Staples Distribution & Retail — 3.9%
Alimentation Couche-Tard Inc.	917,729	45,627,957
Empire Co. Ltd., NVS	160,220	4,986,837
George Weston Ltd.	71,215	11,391,447
Loblaw Companies Ltd.	182,390	23,881,208
Metro Inc./CN	254,180	16,817,079
		102,704,528
Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	181,077	9,290,718
Diversified Telecommunication Services — 0.6%
BCE Inc.	87,310	2,016,866
Quebecor Inc., Class B	190,262	4,346,403
TELUS Corp.	595,268	9,212,407
		15,575,676
Electric Utilities — 2.1%
Emera Inc.	358,005	14,317,726
Fortis Inc./Canada	601,387	26,370,825
Hydro One Ltd.(b)	399,017	12,780,679
		53,469,230
Electronic Equipment, Instruments & Components — 0.6%
Celestica Inc., NVS(a)	135,086	14,425,047
Security	Shares	Value
Food Products — 0.2%
Saputo Inc.	308,616	$5,437,444
Gas Utilities — 0.3%
AltaGas Ltd.	360,935	8,844,061
Ground Transportation — 6.2%
Canadian National Railway Co.	647,197	65,616,628
Canadian Pacific Kansas City Ltd.	1,128,657	87,913,155
TFI International Inc.	97,187	8,813,502
		162,343,285
Hotels, Restaurants & Leisure — 0.9%
Restaurant Brands International Inc.	371,360	24,225,994
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp.	164,064	4,572,359
Insurance — 8.7%
Fairfax Financial Holdings Ltd.	24,405	35,087,702
Great-West Lifeco Inc.	339,207	12,599,955
iA Financial Corp. Inc.	113,669	10,662,533
Intact Financial Corp.	215,431	42,445,900
Manulife Financial Corp.	2,089,718	65,085,670
Power Corp. of Canada	680,932	23,109,564
Sun Life Financial Inc.	697,545	38,793,482
		227,784,806
IT Services — 7.3%
CGI Inc.	245,977	25,497,958
Shopify Inc., Class A(a)	1,465,734	164,166,261
		189,664,219
Metals & Mining — 9.3%
Agnico Eagle Mines Ltd.	606,030	58,380,785
Barrick Gold Corp.	2,087,772	37,029,362
First Quantum Minerals Ltd.(a)	859,028	10,658,063
Franco-Nevada Corp.	232,409	33,174,206
Ivanhoe Mines Ltd., Class A(a)(c)	895,524	8,498,735
Kinross Gold Corp.	1,484,968	15,909,455
Lundin Mining Corp.	892,974	7,153,668
Pan American Silver Corp.	437,658	10,421,509
Teck Resources Ltd., Class B	573,287	23,070,171
Wheaton Precious Metals Corp.	547,902	37,829,570
		242,125,524
Multi-Utilities — 0.2%
Canadian Utilities Ltd., Class A, NVS	163,127	3,928,353
Oil, Gas & Consumable Fuels — 16.4%
ARC Resources Ltd.	715,716	13,218,546
Cameco Corp.	526,761	23,193,140
Canadian Natural Resources Ltd.	2,551,109	72,032,350
Cenovus Energy Inc.	1,661,505	22,980,277
Enbridge Inc.	2,631,469	112,425,159
Imperial Oil Ltd.	215,332	14,599,562
Keyera Corp.	277,412	8,135,885
Parkland Corp.	16,905	416,213
Pembina Pipeline Corp.	700,745	27,240,296
Suncor Energy Inc.	1,519,969	58,161,731
TC Energy Corp.	1,255,145	56,174,625
Tourmaline Oil Corp.	426,722	19,688,055
		428,265,839
Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	66,045	5,247,993
Passenger Airlines — 0.1%
Air Canada(a)	210,088	2,432,330
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Canada ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services — 1.3%
Thomson Reuters Corp.	190,573	$34,068,011
Real Estate Management & Development — 0.3%
FirstService Corp.	48,866	8,615,007
Software — 4.0%
Constellation Software Inc./Canada	24,347	83,924,492
Descartes Systems Group Inc. (The)(a)	103,313	11,515,641
Open Text Corp.	320,710	8,281,822
		103,721,955
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear Inc.	165,700	8,950,721
Trading Companies & Distributors — 0.3%
Toromont Industries Ltd.	98,648	8,282,545
Wireless Telecommunication Services — 0.5%
Rogers Communications Inc., Class B, NVS	433,536	12,040,419
Total Common Stocks — 99.7% (Cost: $2,672,703,840)		2,597,908,832
Warrants
Software — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	34,014	0
Total Warrants — 0.0% (Cost: $—)		0
Total Long-Term Investments — 99.7% (Cost: $2,672,703,840)		2,597,908,832
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	6,222,656	$6,225,767
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(e)(f)	1,030,000	1,030,000
Total Short-Term Securities — 0.3% (Cost: $7,255,708)		7,255,767
Total Investments — 100.0% (Cost: $2,679,959,548)		2,605,164,599
Other Assets Less Liabilities — 0.0%		204,664
Net Assets — 100.0%		$2,605,369,263

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,497,884	$—	$(4,271,054)(a)	$1,373	$(2,436)	$6,225,767	6,222,656	$12,825 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,190,000	—	(160,000)(a)	—	—	1,030,000	1,030,000	33,002	—
				$1,373	$(2,436)	$7,255,767		$45,827	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Canada ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	31	03/20/25	$6,562	$130,637
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$130,637	$—	$—	$—	$130,637

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,030,795	$—	$—	$—	$1,030,795
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(343,721)	$—	$—	$—	$(343,721)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$7,899,589
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,597,908,832	$—	$—	$2,597,908,832
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	7,255,767	—	—	7,255,767
	$2,605,164,599	$—	$—	$2,605,164,599
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Canada ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$130,637	$—	$—	$130,637

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.1%
SG Holdings Co. Ltd.	1,177,400	$11,997,547
Automobile Components — 1.8%
Aisin Corp.	1,933,300	22,911,652
Bridgestone Corp.	2,097,900	81,770,952
Denso Corp.	6,954,000	90,196,385
Sumitomo Electric Industries Ltd.	2,626,100	46,286,612
		241,165,601
Automobiles — 7.1%
Honda Motor Co. Ltd.	16,493,400	153,432,341
Isuzu Motors Ltd.	2,069,800	27,403,686
Nissan Motor Co. Ltd.(a)	8,173,900	23,391,343
Subaru Corp.	2,155,600	39,965,314
Suzuki Motor Corp.	5,776,200	70,735,885
Toyota Motor Corp.	34,837,100	631,964,630
Yamaha Motor Co. Ltd.	3,395,400	27,975,457
		974,868,656
Banks — 9.8%
Chiba Bank Ltd. (The)	2,094,800	19,013,812
Concordia Financial Group Ltd.	3,863,400	22,620,658
Japan Post Bank Co. Ltd.	5,318,400	53,683,057
Mitsubishi UFJ Financial Group Inc.	42,124,580	537,030,569
Mizuho Financial Group Inc.	8,864,358	249,092,013
Resona Holdings Inc.	7,685,300	60,131,896
Sumitomo Mitsui Financial Group Inc.	13,701,000	348,789,732
Sumitomo Mitsui Trust Group Inc.	2,385,964	61,195,127
		1,351,556,864
Beverages — 0.9%
Asahi Group Holdings Ltd.	5,310,800	65,872,085
Kirin Holdings Co. Ltd.	2,855,400	38,511,543
Suntory Beverage & Food Ltd.	511,100	16,383,180
		120,766,808
Broadline Retail — 0.5%
Pan Pacific International Holdings Corp.	1,400,100	37,299,822
Rakuten Group Inc.(b)	5,541,400	34,293,685
		71,593,507
Building Products — 0.9%
AGC Inc.	719,000	21,574,045
Daikin Industries Ltd.	969,300	101,480,931
		123,054,976
Capital Markets — 1.3%
Daiwa Securities Group Inc.	4,903,400	34,561,696
Japan Exchange Group Inc.	3,647,700	38,799,567
Nomura Holdings Inc.	11,045,700	71,962,342
SBI Holdings Inc.	1,001,110	29,186,072
		174,509,677
Chemicals — 2.8%
Asahi Kasei Corp.	4,611,100	31,344,091
Mitsubishi Chemical Group Corp.	4,983,800	25,304,363
Nippon Paint Holdings Co. Ltd.	3,486,100	25,934,370
Nippon Sanso Holdings Corp.	636,800	19,467,727
Nitto Denko Corp.	2,597,600	51,178,234
Shin-Etsu Chemical Co. Ltd.	6,565,200	197,943,183
Toray Industries Inc.	5,097,700	33,969,217
		385,141,185
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	1,427,000	20,769,245
Secom Co. Ltd.	1,543,000	53,008,589
Security	Shares	Value
Commercial Services & Supplies (continued)
Toppan Holdings Inc.	878,100	$26,001,749
		99,779,583
Construction & Engineering — 0.7%
Kajima Corp.	1,457,100	30,343,509
Obayashi Corp.	2,386,900	32,337,510
Taisei Corp.	605,500	27,367,303
		90,048,322
Consumer Staples Distribution & Retail — 1.5%
Aeon Co. Ltd.	2,403,200	58,961,152
Kobe Bussan Co. Ltd.	551,700	12,193,312
MatsukiyoCocokara & Co.	1,222,500	18,615,356
Seven & i Holdings Co. Ltd.	8,135,940	116,069,923
		205,839,743
Diversified Telecommunication Services — 0.8%
Nippon Telegraph & Telephone Corp.	109,820,200	106,321,944
Electric Utilities — 0.5%
Chubu Electric Power Co. Inc.	2,368,400	25,028,744
Kansai Electric Power Co. Inc. (The)	3,483,200	40,306,298
		65,335,042
Electrical Equipment — 1.6%
Fuji Electric Co. Ltd.	493,900	22,024,288
Fujikura Ltd.	924,200	38,571,818
Mitsubishi Electric Corp.	6,989,600	108,494,889
Nidec Corp.	3,068,400	55,316,608
		224,407,603
Electronic Equipment, Instruments & Components — 4.2%
Keyence Corp.	714,804	285,118,993
Kyocera Corp.	4,719,100	52,502,553
Murata Manufacturing Co. Ltd.	6,157,800	105,340,206
Omron Corp.	644,300	19,455,622
Shimadzu Corp.	870,200	23,061,008
TDK Corp.	7,144,300	76,454,532
Yokogawa Electric Corp.	831,100	15,933,930
		577,866,844
Entertainment — 3.0%
Capcom Co. Ltd.	1,272,900	31,585,861
Konami Group Corp.	369,300	45,092,393
Nexon Co. Ltd.	1,238,700	16,765,865
Nintendo Co. Ltd.	4,055,500	302,770,475
Toho Co. Ltd./Tokyo	410,200	19,387,007
		415,601,601
Financial Services — 0.8%
Mitsubishi HC Capital Inc.	3,235,900	21,875,918
ORIX Corp.	4,241,800	88,089,580
		109,965,498
Food Products — 1.0%
Ajinomoto Co. Inc.	1,689,600	67,683,546
Kikkoman Corp.	2,494,500	24,204,253
MEIJI Holdings Co. Ltd.	881,712	18,040,143
Nissin Foods Holdings Co. Ltd.	731,300	14,785,521
Yakult Honsha Co. Ltd.	934,200	18,798,292
		143,511,755
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,336,600	30,784,200
Tokyo Gas Co. Ltd.	1,285,900	40,524,826
		71,309,026
Ground Transportation — 1.5%
Central Japan Railway Co.	2,839,300	55,876,881
East Japan Railway Co.	3,335,100	65,941,874
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Hankyu Hanshin Holdings Inc.	833,000	$21,766,420
Tokyo Metro Co. Ltd.(b)	1,063,600	12,495,092
Tokyu Corp.	1,952,600	22,549,590
West Japan Railway Co.	1,644,700	32,590,741
		211,220,598
Health Care Equipment & Supplies — 2.4%
Hoya Corp.	1,279,800	150,259,762
Olympus Corp.	4,112,700	56,417,545
Sysmex Corp.	1,851,100	33,666,803
Terumo Corp.	4,883,000	87,190,309
		327,534,419
Health Care Technology — 0.1%
M3 Inc.	1,618,600	19,113,307
Hotels, Restaurants & Leisure — 0.7%
Oriental Land Co. Ltd./Japan	3,970,900	81,725,936
Zensho Holdings Co. Ltd.	354,600	17,952,065
		99,678,001
Household Durables — 5.2%
Panasonic Holdings Corp.	8,569,415	105,984,425
Sekisui House Ltd.	2,193,100	49,586,745
Sony Group Corp.	22,600,600	565,383,180
		720,954,350
Household Products — 0.2%
Unicharm Corp.	4,107,900	30,850,448
Industrial Conglomerates — 3.4%
Hikari Tsushin Inc.	64,800	16,433,745
Hitachi Ltd.	17,038,400	433,049,665
Sekisui Chemical Co. Ltd.	1,388,800	23,696,026
		473,179,436
Insurance — 4.8%
Dai-ichi Life Holdings Inc.	3,326,300	98,629,654
Japan Post Holdings Co. Ltd.	7,070,200	75,462,515
Japan Post Insurance Co. Ltd.	702,900	13,699,887
MS&AD Insurance Group Holdings Inc.	4,728,420	99,442,108
Sompo Holdings Inc.	3,275,750	97,526,217
T&D Holdings Inc.	1,799,500	37,864,623
Tokio Marine Holdings Inc.	6,543,100	233,007,939
		655,632,943
Interactive Media & Services — 0.3%
LY Corp.	10,515,800	35,497,101
IT Services — 2.8%
Fujitsu Ltd.	6,468,300	124,772,628
NEC Corp.	899,100	87,762,442
Nomura Research Institute Ltd.	1,388,212	45,611,877
NTT Data Group Corp.	2,319,700	43,245,585
Obic Co. Ltd.	1,189,600	34,184,287
Otsuka Corp.	838,300	18,321,567
SCSK Corp.	574,200	14,348,493
TIS Inc.	776,200	21,593,569
		389,840,448
Leisure Products — 0.8%
Bandai Namco Holdings Inc.	2,182,794	72,859,803
Shimano Inc.	278,100	37,736,731
		110,596,534
Machinery — 4.7%
Daifuku Co. Ltd.	1,186,500	31,086,342
FANUC Corp.	3,475,200	100,042,332
Hoshizaki Corp.	399,400	16,124,154
Security	Shares	Value
Machinery (continued)
Komatsu Ltd.	3,319,500	$99,555,170
Kubota Corp.	3,595,100	44,450,559
Makita Corp.	874,400	28,689,444
Minebea Mitsumi Inc.	1,334,600	20,619,651
Mitsubishi Heavy Industries Ltd.	11,778,000	158,159,886
SMC Corp.	210,700	76,298,188
Toyota Industries Corp.	598,500	52,011,954
Yaskawa Electric Corp.	832,900	22,555,178
		649,592,858
Marine Transportation — 0.9%
Kawasaki Kisen Kaisha Ltd.	1,362,300	19,842,784
Mitsui OSK Lines Ltd.	1,265,500	46,781,087
Nippon Yusen KK	1,609,400	56,570,506
		123,194,377
Media — 0.1%
Dentsu Group Inc.	726,900	15,089,551
Metals & Mining — 0.9%
JFE Holdings Inc.	2,115,450	26,450,803
Nippon Steel Corp.	3,553,770	78,888,969
Sumitomo Metal Mining Co. Ltd.	908,500	19,886,323
		125,226,095
Office REITs — 0.2%
Nippon Building Fund Inc.	28,139	23,253,673
Oil, Gas & Consumable Fuels — 0.9%
ENEOS Holdings Inc.	10,031,995	53,819,771
Idemitsu Kosan Co. Ltd.	3,328,145	22,612,274
Inpex Corp.	3,239,500	41,055,283
		117,487,328
Passenger Airlines — 0.2%
ANA Holdings Inc.	585,700	11,113,456
Japan Airlines Co. Ltd.	527,200	9,035,451
		20,148,907
Personal Care Products — 0.7%
Kao Corp.	1,712,200	73,668,167
Shiseido Co. Ltd.	1,470,500	26,727,477
		100,395,644
Pharmaceuticals — 4.9%
Astellas Pharma Inc.	6,651,050	64,695,841
Chugai Pharmaceutical Co. Ltd.	2,467,900	123,967,450
Daiichi Sankyo Co. Ltd.	6,439,607	148,244,543
Eisai Co. Ltd.	964,500	27,737,469
Kyowa Kirin Co. Ltd.	885,400	12,540,525
Ono Pharmaceutical Co. Ltd.	1,372,500	14,802,733
Otsuka Holdings Co. Ltd.	1,623,800	79,596,477
Shionogi & Co. Ltd.	2,779,500	41,638,842
Takeda Pharmaceutical Co. Ltd.	5,846,200	168,705,530
		681,929,410
Professional Services — 2.2%
Recruit Holdings Co. Ltd.	5,153,300	307,190,454
Real Estate Management & Development — 2.1%
Daito Trust Construction Co. Ltd.	215,100	22,354,862
Daiwa House Industry Co. Ltd.	2,060,300	67,827,555
Hulic Co. Ltd.	1,690,900	15,786,205
Mitsubishi Estate Co. Ltd.	3,933,200	57,848,498
Mitsui Fudosan Co. Ltd.	9,722,800	84,580,254
Sumitomo Realty & Development Co. Ltd.	1,137,000	39,657,549
		288,054,923
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.6%
Advantest Corp.	2,815,500	$157,771,968
Disco Corp.	338,800	85,989,332
Lasertec Corp.	294,400	26,659,171
Renesas Electronics Corp.	6,187,300	103,306,270
SCREEN Holdings Co. Ltd.	298,600	21,608,457
Tokyo Electron Ltd.	1,646,356	246,189,663
		641,524,861
Software — 0.3%
Oracle Corp./Japan	140,800	13,422,697
Trend Micro Inc./Japan	465,800	34,271,166
		47,693,863
Specialty Retail — 1.9%
Fast Retailing Co. Ltd.	701,500	214,105,075
Nitori Holdings Co. Ltd.	294,300	30,117,463
ZOZO Inc.	496,700	15,535,058
		259,757,596
Technology Hardware, Storage & Peripherals — 1.7%
Brother Industries Ltd.	73,700	1,423,386
Canon Inc.	3,430,750	116,137,603
FUJIFILM Holdings Corp.	4,114,200	83,732,935
Ricoh Co. Ltd.	1,942,200	21,111,876
Seiko Epson Corp.	1,057,300	17,926,297
		240,332,097
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	2,373,000	53,138,123
Tobacco — 0.8%
Japan Tobacco Inc.	4,409,900	110,103,955
Trading Companies & Distributors — 5.8%
ITOCHU Corp.	4,367,900	193,027,731
Marubeni Corp.	5,186,200	81,661,927
Mitsubishi Corp.	12,563,700	209,892,221
Mitsui & Co. Ltd.	9,275,000	173,804,960
Security	Shares	Value
Trading Companies & Distributors (continued)
MonotaRO Co. Ltd.	921,800	$15,485,388
Sumitomo Corp.	4,005,700	89,951,699
Toyota Tsusho Corp.	2,342,300	39,287,809
		803,111,735
Wireless Telecommunication Services — 3.8%
KDDI Corp.	5,638,300	183,874,492
SoftBank Corp.	105,168,500	149,922,670
SoftBank Group Corp.	3,511,300	195,607,626
		529,404,788
Total Long-Term Investments — 99.8% (Cost: $13,811,131,132)		13,775,369,605
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	24,063,711	24,075,743
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	4,840,000	4,840,000
Total Short-Term Securities — 0.2% (Cost: $28,915,743)		28,915,743
Total Investments — 100.0% (Cost: $13,840,046,875)		13,804,285,348
Other Assets Less Liabilities — 0.0%		4,411,964
Net Assets — 100.0%		$13,808,697,312

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,263,464	$14,816,666 (a)	$—	$(2,482)	$(1,905)	$24,075,743	24,063,711	$35,557 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,430,000	410,000 (a)	—	—	—	4,840,000	4,840,000	114,094	—
				$(2,482)	$(1,905)	$28,915,743		$149,651	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Japan ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	172	03/13/25	$30,864	$(591,946)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$591,946	$—	$—	$—	$591,946

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,449,361	$—	$—	$—	$1,449,361
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(3,886,129)	$—	$—	$—	$(3,886,129)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$84,369,153
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$53,788,908	$13,721,580,697	$—	$13,775,369,605
Short-Term Securities
Money Market Funds	28,915,743	—	—	28,915,743
	$82,704,651	$13,721,580,697	$—	$13,804,285,348
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Japan ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(591,946)	$—	$(591,946)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
14

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Mexico ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 15.7%
Banco del Bajio SA(a)	7,825,275	$17,608,201
Grupo Financiero Banorte SAB de CV, Class O	21,222,806	149,552,945
Grupo Financiero Inbursa SAB de CV, Class O(b)	17,336,389	40,131,623
Regional SAB de CV	2,615,283	16,879,607
		224,172,376
Beverages — 14.8%
Arca Continental SAB de CV	4,846,739	50,059,075
Coca-Cola Femsa SAB de CV	3,214,240	28,619,152
Fomento Economico Mexicano SAB de CV	14,111,538	132,499,062
		211,177,289
Building Products — 0.0%
Grupo Rotoplas SAB de CV	1,054,240	644,731
Capital Markets — 0.7%
Bolsa Mexicana de Valores SAB de CV	5,513,597	9,783,054
Chemicals — 0.9%
Alpek SAB de CV(c)	7,693,610	4,933,433
Orbia Advance Corp. SAB de CV	10,911,601	7,580,892
		12,514,325
Construction Materials — 5.6%
Cemex SAB de CV, NVS	101,120,556	62,136,451
GCC SAB de CV	1,779,797	17,411,773
		79,548,224
Consumer Finance — 1.2%
Gentera SAB de CV	11,858,118	16,453,903
Consumer Staples Distribution & Retail — 8.9%
Grupo Comercial Chedraui SA de CV(c)	1,874,639	10,731,246
La Comer SAB de CV(c)	4,083,643	6,671,632
Wal-Mart de Mexico SAB de CV	41,586,132	110,025,000
		127,427,878
Diversified REITs — 2.5%
Concentradora Fibra Danhos SA de CV	5,738,035	5,960,253
Fibra Uno Administracion SA de CV	27,936,976	30,296,546
		36,256,799
Diversified Telecommunication Services — 0.6%
Operadora De Sites Mexicanos SAB de CV, Class A1(c)	14,524,666	8,168,976
Food Products — 4.5%
Gruma SAB de CV, Class B	1,781,319	30,758,389
Grupo Bimbo SAB de CV, Series A, Class A	12,507,530	33,547,734
		64,306,123
Ground Transportation — 0.3%
Grupo Traxion SAB de CV, Class A(a)(b)(c)	5,603,633	4,847,358
Hotels, Restaurants & Leisure — 0.9%
Alsea SAB de CV	5,573,281	12,150,371
Household Products — 1.6%
Kimberly-Clark de Mexico SAB de CV, Class A	15,151,942	22,660,830
Industrial Conglomerates — 4.3%
Alfa SAB de CV, Class A	35,266,230	30,180,645
Grupo Carso SAB de CV, Series A1, Class A1	5,405,210	31,312,560
		61,493,205
Industrial REITs — 3.2%
FIBRA Macquarie Mexico(a)	8,980,681	13,780,806
Security	Shares	Value
Industrial REITs (continued)
Prologis Property Mexico SA de CV	10,123,023	$32,017,988
		45,798,794
Insurance — 1.4%
Qualitas Controladora SAB de CV	2,075,008	19,988,887
Media — 1.6%
Grupo Televisa SAB, CPO	27,214,174	10,592,264
Megacable Holdings SAB de CV, CPO	5,387,785	11,625,390
		22,217,654
Metals & Mining — 10.3%
Grupo Mexico SAB de CV, Series B, Class B	25,056,265	117,796,385
Industrias Penoles SAB de CV(b)	1,949,705	29,828,001
		147,624,386
Passenger Airlines — 0.5%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(b)	12,038,066	7,801,257
Pharmaceuticals — 0.7%
Genomma Lab Internacional SAB de CV, Class B	8,455,499	10,642,394
Real Estate Management & Development — 1.4%
Corp Inmobiliaria Vesta SAB de CV	8,655,668	20,260,007
Transportation Infrastructure — 11.0%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,826,049	27,167,414
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,395,844	64,011,180
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,692,262	45,743,108
Promotora y Operadora de Infraestructura SAB de CV	1,998,379	19,903,093
		156,824,795
Wireless Telecommunication Services — 7.2%
America Movil SAB de CV, Series B, Class B(c)	144,972,118	103,047,711
Total Long-Term Investments — 99.8% (Cost: $1,865,809,219)		1,425,811,327
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	21,200,717	21,211,317
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	590,000	590,000
Total Short-Term Securities — 1.5% (Cost: $21,799,348)		21,801,317
Total Investments — 101.3% (Cost: $1,887,608,567)		1,447,612,644
Liabilities in Excess of Other Assets — (1.3)%		(18,634,230)
Net Assets — 100.0%		$1,428,978,414

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Mexico ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,678,121	$14,536,287 (a)	$—	$(485)	$(2,606)	$21,211,317	21,200,717	$40,707 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	730,000	—	(140,000)(a)	—	—	590,000	590,000	23,966	—
				$(485)	$(2,606)	$21,801,317		$64,673	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	143	03/21/25	$3,658	$16,545
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$16,545	$—	$—	$—	$16,545

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(622,139)	$—	$—	$—	$(622,139)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$208,534	$—	$—	$—	$208,534
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,362,481
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Mexico ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,425,811,327	$—	$—	$1,425,811,327
Short-Term Securities
Money Market Funds	21,801,317	—	—	21,801,317
	$1,447,612,644	$—	$—	$1,447,612,644
Derivative Financial Instruments(a)
Assets
Equity Contracts	$16,545	$—	$—	$16,545

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI South Korea ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
Hanwha Aerospace Co. Ltd.	145,089	$59,214,268
Korea Aerospace Industries Ltd.(a)	377,371	16,376,153
		75,590,421
Air Freight & Logistics — 0.5%
Hyundai Glovis Co. Ltd.	190,248	16,974,082
Automobile Components — 1.8%
Hankook Tire & Technology Co. Ltd.(a)	413,322	10,721,009
Hyundai Mobis Co. Ltd.	277,376	46,675,909
		57,396,918
Automobiles — 4.7%
Hyundai Motor Co.	610,655	80,970,233
Kia Corp.	1,076,882	68,865,458
		149,835,691
Banks — 8.4%
Hana Financial Group Inc.	1,308,437	53,358,609
Industrial Bank of Korea	1,437,795	15,336,815
KakaoBank Corp.	786,098	13,312,636
KB Financial Group Inc.	1,671,980	89,699,811
Shinhan Financial Group Co. Ltd.	1,936,604	61,252,987
Woori Financial Group Inc.	2,950,596	33,470,458
		266,431,316
Biotechnology — 4.4%
Alteogen Inc.(a)(b)	183,059	48,789,023
Celltrion Inc.	706,565	89,126,415
SK Bioscience Co. Ltd.(a)	25,702	751,141
		138,666,579
Broadline Retail — 0.0%
Lotte Shopping Co. Ltd.(a)	1	43
Capital Markets — 0.9%
Korea Investment Holdings Co. Ltd.	223,674	12,227,504
Mirae Asset Securities Co. Ltd.	1,428,276	8,576,097
NH Investment & Securities Co. Ltd.	869,402	8,860,521
		29,664,122
Chemicals — 1.5%
LG Chem Ltd.(a)	229,800	37,061,229
Lotte Chemical Corp.	15,070	644,123
SKC Co. Ltd.(a)	105,490	9,503,578
		47,208,930
Diversified Telecommunication Services — 0.3%
LG Uplus Corp.	1,249,248	9,042,729
Electric Utilities — 0.6%
Korea Electric Power Corp.	1,280,818	18,696,099
Electrical Equipment — 6.0%
Doosan Enerbility Co. Ltd.(a)	2,068,296	36,237,500
Ecopro BM Co. Ltd.(a)(b)	239,925	19,660,467
Ecopro Co. Ltd.	488,033	20,915,147
Ecopro Materials Co. Ltd.(a)(b)	148,478	8,936,244
HD Hyundai Electric Co. Ltd.	111,311	25,181,585
LG Energy Solution Ltd.(a)(b)	213,889	51,799,544
LS Electric Co. Ltd.	77,531	12,949,501
POSCO Future M Co. Ltd.(b)	161,402	15,757,366
		191,437,354
Electronic Equipment, Instruments & Components — 2.6%
LG Display Co. Ltd.(a)	1,664,085	10,483,812
LG Innotek Co. Ltd.(a)	82,609	9,232,697
Samsung Electro-Mechanics Co. Ltd.	271,569	25,196,133
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Samsung SDI Co. Ltd.	255,634	$39,461,745
		84,374,387
Entertainment — 1.9%
HYBE Co. Ltd.(a)	113,263	20,010,704
Krafton Inc.(a)	135,988	31,995,226
NCSoft Corp.(a)	77,503	9,023,572
Netmarble Corp.(c)	507	13,983
		61,043,485
Financial Services — 1.2%
Meritz Financial Group Inc.	444,508	36,851,283
Food Products — 0.5%
CJ CheilJedang Corp.	50,208	8,152,307
Orion Corp./Republic of Korea	135,646	9,456,507
		17,608,814
Health Care Equipment & Supplies — 1.1%
HLB Inc.(a)	562,129	34,297,611
Hotels, Restaurants & Leisure — 0.3%
Hanjin Kal Corp.	143,197	8,149,619
Household Durables — 1.4%
Coway Co. Ltd.	290,276	16,072,670
LG Electronics Inc.	506,715	27,439,860
		43,512,530
Industrial Conglomerates — 3.2%
LG Corp.(a)	448,468	20,449,235
Samsung C&T Corp.	413,334	34,438,226
SK Inc.	180,943	17,865,715
SK Square Co. Ltd.(a)	445,771	27,752,343
		100,505,519
Insurance — 2.3%
DB Insurance Co. Ltd.	233,759	14,646,305
Samsung Fire & Marine Insurance Co. Ltd.	142,734	37,372,099
Samsung Life Insurance Co. Ltd.	382,528	22,697,083
		74,715,487
Interactive Media & Services — 4.2%
Kakao Corp.	1,442,265	42,720,615
NAVER Corp.	637,414	90,560,206
		133,280,821
IT Services — 0.6%
Posco DX Co. Ltd.	82,514	1,315,433
Samsung SDS Co. Ltd.	212,013	17,900,818
		19,216,251
Life Sciences Tools & Services — 1.9%
Samsung Biologics Co. Ltd.(a)(c)	80,504	61,634,976
Machinery — 3.7%
Doosan Bobcat Inc.	323,848	10,438,413
Hanwha Ocean Co. Ltd.(a)	448,364	22,820,313
HD Hyundai Heavy Industries Co. Ltd.	109,977	22,241,603
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	199,806	29,220,831
Hyundai Rotem Co. Ltd.(a)	84,278	4,519,595
Samsung Heavy Industries Co. Ltd.(a)	3,142,017	30,041,332
		119,282,087
Marine Transportation — 0.6%
HMM Co. Ltd.	1,340,948	18,012,474
Metals & Mining — 2.3%
Korea Zinc Co. Ltd.	25,614	12,984,772
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI South Korea ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
POSCO Holdings Inc.	320,023	$59,906,098
		72,890,870
Oil, Gas & Consumable Fuels — 1.5%
HD Hyundai Co. Ltd.	233,957	11,686,719
SK Innovation Co. Ltd.(a)	322,974	27,911,987
S-Oil Corp.	253,426	9,852,193
		49,450,899
Passenger Airlines — 0.5%
Korean Air Lines Co. Ltd.	944,760	15,306,940
Personal Care Products — 0.7%
Amorepacific Corp.(a)	157,212	12,607,408
LG H&H Co. Ltd.(a)	51,820	11,318,860
		23,926,268
Pharmaceuticals — 1.2%
Hanmi Pharm Co. Ltd.	8,051	1,326,583
SK Biopharmaceuticals Co. Ltd.(a)	163,981	12,882,504
Yuhan Corp.	273,195	22,915,692
		37,124,779
Semiconductors & Semiconductor Equipment — 10.5%
Hanmi Semiconductor Co. Ltd.	224,298	14,665,424
SK Hynix Inc.	2,397,507	318,175,115
		332,840,539
Technology Hardware, Storage & Peripherals — 21.6%
Samsung Electronics Co. Ltd.	18,349,709	686,652,815
Tobacco — 1.0%
KT&G Corp.	473,894	31,829,978
Trading Companies & Distributors — 0.3%
Posco International Corp.	312,651	11,137,047
Wireless Telecommunication Services — 0.4%
SK Telecom Co. Ltd.	295,196	11,291,372
Total Common Stocks — 97.0% (Cost: $1,530,595,519)		3,085,881,135
Preferred Stocks
Automobiles — 1.0%
Hyundai Motor Co.
Preference Shares, NVS	120,703	12,385,162
Series 2, Preference Shares, NVS	177,233	18,848,426
		31,233,588
Security	Shares	Value
Chemicals — 0.0%
LG Chem Ltd., Preference Shares, NVS(a)	2,382	$186,025
Technology Hardware, Storage & Peripherals — 0.5%
Samsung Electronics Co. Ltd., Preference Shares, NVS	570,637	17,534,928
Total Preferred Stocks — 1.5% (Cost: $26,652,629)		48,954,541
Total Long-Term Investments — 98.5% (Cost: $1,557,248,148)		3,134,835,676
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	83,548,397	83,590,172
Total Short-Term Securities — 2.6% (Cost: $83,593,617)		83,590,172
Total Investments — 101.1% (Cost: $1,640,841,765)		3,218,425,848
Liabilities in Excess of Other Assets — (1.1)%		(36,176,822)
Net Assets — 100.0%		$3,182,249,026

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI South Korea ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$148,871,380	$—	$(65,269,261)(a)	$36,232	$(48,179)	$83,590,172	83,548,397	$1,058,993 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	2,360,000	—	(2,360,000)(a)	—	—	—	—	42,416	—
				$36,232	$(48,179)	$83,590,172		$1,101,409	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI 200 Index	600	03/13/25	$34,206	$(6,604)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$6,604	$—	$—	$—	$6,604

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(4,262,873)	$—	$—	$—	$(4,262,873)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,110,029	$—	$—	$—	$1,110,029
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$21,876,038
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI South Korea ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$3,085,881,135	$—	$3,085,881,135
Preferred Stocks	—	48,954,541	—	48,954,541
Short-Term Securities
Money Market Funds	83,590,172	—	—	83,590,172
	$83,590,172	$3,134,835,676	$—	$3,218,425,848
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(6,604)	$—	$—	$(6,604)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,369,735,727	$2,597,908,832	$13,775,369,605	$1,425,811,327
Investments, at value—affiliated(c)	550,000	7,255,767	28,915,743	21,801,317
Cash	8,192	9,644	5,631	2,691
Foreign currency collateral pledged for futures contracts(d)	1,074,706	290,997	1,032,863	526,856
Foreign currency, at value(e)	2,876,582	3,577,840	2,645,947	5,591,870
Receivables:
Investments sold	28,977,956	17,328,422	188,834,024	24,446,031
Securities lending income—affiliated	—	1,229	5,089	8,605
Dividends—unaffiliated	8,945,424	3,297,109	19,304,878	45,478
Dividends—affiliated	1,459	2,630	12,836	2,825
Variation margin on futures contracts	—	70,918	—	—
Total assets	1,412,170,046	2,629,743,388	14,016,126,616	1,478,237,000
LIABILITIES
Collateral on securities loaned, at value	—	6,236,107	24,078,773	21,208,109
Payables:
Investments purchased	30,780,450	16,751,981	178,006,463	27,465,521
Capital shares redeemed	—	342,048	—	—
Investment advisory fees	552,872	1,043,989	5,258,972	550,200
Variation margin on futures contracts	146,899	—	85,096	34,756
Total liabilities	31,480,221	24,374,125	207,429,304	49,258,586
Commitments and contingent liabilities
NET ASSETS	$1,380,689,825	$2,605,369,263	$13,808,697,312	$1,428,978,414
NET ASSETS CONSIST OF
Paid-in capital	$2,015,567,186	$3,643,360,784	$16,024,621,028	$2,457,447,914
Accumulated loss	(634,877,361)	(1,037,991,521)	(2,215,923,716)	(1,028,469,500)
NET ASSETS	$1,380,689,825	$2,605,369,263	$13,808,697,312	$1,428,978,414
NET ASSET VALUE
Shares outstanding	57,400,000	63,100,000	201,150,000	28,400,000
Net asset value	$24.05	$41.29	$68.65	$50.32
Shares authorized	1 billion	1 billion	2.5246 billion	255 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$1,536,559,825	$2,672,703,840	$13,811,131,132	$1,865,809,219
(b) Securities loaned, at value	$—	$5,836,496	$22,892,543	$20,528,252
(c) Investments, at cost—affiliated	$550,000	$7,255,708	$28,915,743	$21,799,348
(d) Foreign currency collateral pledged, at cost	$1,109,041	$308,538	$997,381	$530,398
(e) Foreign currency, at cost	$2,889,397	$3,613,195	$2,578,206	$5,576,181
See notes to financial statements.
Statements of Assets and Liabilities
22

Statements of Assets and Liabilities (unaudited)(continued)
February 28, 2025

iShares MSCI South Korea ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,134,835,676
Investments, at value—affiliated(c)	83,590,172
Foreign currency, at value(d)	17,317,755
Receivables:
Investments sold	96,733,824
Securities lending income—affiliated	46,168
Dividends—unaffiliated	24,003,786
Dividends—affiliated	3,496
Variation margin on futures contracts	7,393,051
Total assets	3,363,923,928
LIABILITIES
Bank overdraft	6,129,837
Collateral on securities loaned, at value	83,668,172
Payables:
Investments purchased	76,661,091
Capital shares redeemed	13,702,007
Investment advisory fees	1,513,795
Total liabilities	181,674,902
Commitments and contingent liabilities
NET ASSETS	$3,182,249,026
NET ASSETS CONSIST OF
Paid-in capital	$2,537,146,790
Accumulated earnings	645,102,236
NET ASSETS	$3,182,249,026
NET ASSET VALUE
Shares outstanding	58,050,000
Net asset value	$54.82
Shares authorized	700 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$1,557,248,148
(b) Securities loaned, at value	$78,790,728
(c) Investments, at cost—affiliated	$83,593,617
(d) Foreign currency, at cost	$18,221,598
See notes to financial statements.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF
INVESTMENT INCOME
Dividends—unaffiliated	$29,591,933	$38,234,710	$167,405,108	$23,297,409
Dividends—affiliated	19,432	33,002	114,094	23,966
Interest—unaffiliated	11,318	7,358	900	22,131
Securities lending income—affiliated—net	11,663	12,825	35,557	40,707
Foreign taxes withheld	(277,883)	(5,747,238)	(16,778,467)	(1,888,193)
Total investment income	29,356,463	32,540,657	150,777,192	21,496,020
EXPENSES
Investment advisory	3,621,512	6,818,355	34,745,037	3,281,454
Commitment costs	7,428	13,539	20,218	6,473
Interest expense	25	—	—	141
Total expenses	3,628,965	6,831,894	34,765,255	3,288,068
Net investment income	25,727,498	25,708,763	116,011,937	18,207,952
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(39,496,470)	(10,392,005)	(225,992,915)	(36,831,123)
Investments—affiliated	2,619	1,373	(2,482)	(485)
Foreign currency transactions	(115,362)	(411,696)	(7,341,571)	(388,325)
Futures contracts	491,680	1,030,795	1,449,361	(622,139)
In-kind redemptions—unaffiliated(a)	20,815,470	81,484,727	400,009,321	(37,082,429)
	(18,302,063)	71,713,194	168,121,714	(74,924,501)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(93,549,873)	(12,405,305)	(838,314,568)	42,612,911
Investments—affiliated	(1,214)	(2,436)	(1,905)	(2,606)
Foreign currency translations	(308,760)	(166,992)	(446,968)	174,835
Futures contracts	(418,878)	(343,721)	(3,886,129)	208,534
	(94,278,725)	(12,918,454)	(842,649,570)	42,993,674
Net realized and unrealized gain (loss)	(112,580,788)	58,794,740	(674,527,856)	(31,930,827)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(86,853,290)	$84,503,503	$(558,515,919)	$(13,722,875)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
24

Statements of Operations (unaudited)(continued)
Six Months Ended February 28, 2025

iShares MSCI South Korea ETF
INVESTMENT INCOME
Dividends—unaffiliated	$42,433,970
Dividends—affiliated	42,416
Interest—unaffiliated	6,333
Securities lending income—affiliated—net	1,058,993
Foreign taxes withheld	(6,995,877)
Total investment income	36,545,835
EXPENSES
Investment advisory	11,871,609
Commitment costs	17,990
Total expenses	11,889,599
Net investment income	24,656,236
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(155,299,803)
Investments—affiliated	36,232
Foreign currency transactions	(1,914,645)
Futures contracts	(4,262,873)
(161,441,089)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(580,409,708)
Investments—affiliated	(48,179)
Foreign currency translations	(666,108)
Futures contracts	1,110,029
(580,013,966)
Net realized and unrealized loss	(741,455,055)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(716,798,819)
See notes to financial statements.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Australia ETF		iShares MSCI Canada ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$25,727,498	$65,510,339	$25,708,763	$61,219,298
Net realized gain (loss)	(18,302,063)	(16,281,654)	71,713,194	39,006,637
Net change in unrealized appreciation (depreciation)	(94,278,725)	289,985,430	(12,918,454)	385,565,203
Net increase (decrease) in net assets resulting from operations	(86,853,290)	339,214,115	84,503,503	485,791,138
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(24,820,897)(b)	(74,564,378)	(37,858,851)(b)	(64,851,765)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	53,100,677	(897,796,034)	(32,321,165)	(858,196,419)
NET ASSETS
Total increase (decrease) in net assets	(58,573,510)	(633,146,297)	14,323,487	(437,257,046)
Beginning of period	1,439,263,335	2,072,409,632	2,591,045,776	3,028,302,822
End of period	$1,380,689,825	$1,439,263,335	$2,605,369,263	$2,591,045,776

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
26

Statements of Changes in Net Assets(continued)

	iShares MSCI Japan ETF		iShares MSCI Mexico ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$116,011,937	$215,954,054	$18,207,952	$51,870,529
Net realized gain (loss)	168,121,714	594,795,469	(74,924,501)	65,046,975
Net change in unrealized appreciation (depreciation)	(842,649,570)	1,879,967,938	42,993,674	(369,245,287)
Net increase (decrease) in net assets resulting from operations	(558,515,919)	2,690,717,461	(13,722,875)	(252,327,783)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(211,080,633)(b)	(304,561,745)	(33,977,031)(b)	(45,341,892)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(999,139,783)	(412,589,697)	146,914,886	94,040,217
NET ASSETS
Total increase (decrease) in net assets	(1,768,736,335)	1,973,566,019	99,214,980	(203,629,458)
Beginning of period	15,577,433,647	13,603,867,628	1,329,763,434	1,533,392,892
End of period	$13,808,697,312	$15,577,433,647	$1,428,978,414	$1,329,763,434

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI South Korea ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$24,656,236	$57,566,621
Net realized loss	(161,441,089)	(146,871,361)
Net change in unrealized appreciation (depreciation)	(580,013,966)	363,963,445
Net increase (decrease) in net assets resulting from operations	(716,798,819)	274,658,705
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(84,703,374)(b)	(100,547,057)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,084,001,099)	1,239,450,355
NET ASSETS
Total increase (decrease) in net assets	(1,885,503,292)	1,413,562,003
Beginning of period	5,067,752,318	3,654,190,315
End of period	$3,182,249,026	$5,067,752,318

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
28

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Australia ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$25.89	$22.24	$21.95	$25.96	$21.12	$21.67
Net investment income(a)	0.45	0.83	1.01	0.93	0.65	0.67
Net realized and unrealized gain (loss)(b)	(1.87)	3.78	0.13	(3.31)	4.77	(0.48)
Net increase (decrease) from investment operations	(1.42)	4.61	1.14	(2.38)	5.42	0.19
Distributions from net investment income(c)	(0.42)(d)	(0.96)	(0.85)	(1.63)	(0.58)	(0.74)
Net asset value, end of period	$24.05	$25.89	$22.24	$21.95	$25.96	$21.12
Total Return(e)
Based on net asset value	(5.53)%(f)	21.13%	5.15%	(9.53)%	25.69%	0.99%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	3.54%(h)	3.56%	4.48%	3.86%	2.69%	3.23%
Supplemental Data
Net assets, end of period (000)	$1,380,690	$1,439,263	$2,072,410	$1,615,410	$1,505,880	$1,263,259
Portfolio turnover rate(i)	3%	5%	4%	15%	4%	8%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Canada ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$40.49	$34.69	$33.72	$37.38	$28.76	$28.22
Net investment income(a)	0.39	0.79	0.80	0.77	0.64	0.65
Net realized and unrealized gain (loss)(b)	0.96	5.85	1.01	(3.68)	8.60	0.54
Net increase (decrease) from investment operations	1.35	6.64	1.81	(2.91)	9.24	1.19
Distributions from net investment income(c)	(0.55)(d)	(0.84)	(0.84)	(0.75)	(0.62)	(0.65)
Net asset value, end of period	$41.29	$40.49	$34.69	$33.72	$37.38	$28.76
Total Return(e)
Based on net asset value	3.35%(f)	19.42%	5.42%	(7.94)%	32.41%	4.32%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	1.88%(h)	2.19%	2.36%	2.05%	1.91%	2.37%
Supplemental Data
Net assets, end of period (000)	$2,605,369	$2,591,046	$3,028,303	$3,662,225	$4,157,136	$2,266,034
Portfolio turnover rate(i)	2%	4%	6%	5%	8%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
30

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Japan ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$72.27	$61.57	$53.72	$68.55	$58.15	$54.05
Net investment income(a)	0.57	0.95	0.92	1.04	0.91	0.90
Net realized and unrealized gain (loss)(b)	(3.13)	11.13	7.48	(14.44)	10.25	4.36
Net increase (decrease) from investment operations	(2.56)	12.08	8.40	(13.40)	11.16	5.26
Distributions from net investment income(c)	(1.06)(d)	(1.38)	(0.55)	(1.43)	(0.76)	(1.16)
Net asset value, end of period	$68.65	$72.27	$61.57	$53.72	$68.55	$58.15
Total Return(e)
Based on net asset value	(3.51)%(f)	19.92%	15.68%	(19.81)%	19.21%	9.76%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	1.66%(h)	1.44%	1.61%	1.66%	1.37%	1.60%
Supplemental Data
Net assets, end of period (000)	$13,808,697	$15,577,434	$13,603,868	$9,661,520	$11,906,294	$9,909,026
Portfolio turnover rate(i)	3%	6%	3%	4%	6%	4%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Mexico ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$52.98	$61.58	$44.29	$51.24	$33.00	$41.47
Net investment income(a)	0.70	1.86	1.65	1.50	0.80	0.61
Net realized and unrealized gain (loss)(b)	(1.78)	(8.96)	17.14	(7.04)	18.32	(8.52)
Net increase (decrease) from investment operations	(1.08)	(7.10)	18.79	(5.54)	19.12	(7.91)
Distributions from net investment income(c)	(1.58)(d)	(1.50)	(1.50)	(1.41)	(0.88)	(0.56)
Net asset value, end of period	$50.32	$52.98	$61.58	$44.29	$51.24	$33.00
Total Return(e)
Based on net asset value	(1.99)%(f)	(11.91)%	42.93%	(10.98)%	58.30%	(19.36)%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	2.76%(h)	2.98%	2.88%	3.06%	1.85%	1.59%
Supplemental Data
Net assets, end of period (000)	$1,428,978	$1,329,763	$1,533,393	$806,143	$1,178,526	$834,927
Portfolio turnover rate(i)	4%	10%	11%	11%	15%	12%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
32

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI South Korea ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$65.64	$62.63	$58.43	$86.98	$63.04	$53.34
Net investment income(a)	0.36	0.80	0.85	0.97	1.23	0.83
Net realized and unrealized gain (loss)(b)	(9.88)	3.86	4.05	(27.84)	23.34	10.18
Net increase (decrease) from investment operations	(9.52)	4.66	4.90	(26.87)	24.57	11.01
Distributions from net investment income(c)	(1.30)(d)	(1.65)	(0.70)	(1.68)	(0.63)	(1.31)
Net asset value, end of period	$54.82	$65.64	$62.63	$58.43	$86.98	$63.04
Total Return(e)
Based on net asset value	(14.48)%(f)	7.55%	8.49%	(31.39)%	39.05%	20.77%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.59%	0.59%	0.58%	0.57%	0.59%
Net investment income	1.24%(h)	1.27%	1.42%	1.35%	1.45%	1.45%
Supplemental Data
Net assets, end of period (000)	$3,182,249	$5,067,752	$3,654,190	$2,959,448	$6,136,724	$4,857,482
Portfolio turnover rate(i)	9%(j)	18%(j)	29%(j)	24%(j)	20%(j)	15%(j)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Portfolio turnover rate excluding cash creations was as follows:	9%	8%	9%	10%	8%	9%
See notes to financial statements.
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Australia	Non-diversified
MSCI Canada	Diversified
MSCI Japan	Diversified
MSCI Mexico	Non-diversified
MSCI South Korea	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
34

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Canada
Citigroup Global Markets, Inc.	$5,836,496	$(5,836,496)	$—	$—
MSCI Japan
BofA Securities, Inc.	$22,892,543	$(22,892,543)	$—	$—
MSCI Mexico
BofA Securities, Inc.	$10,133,551	$(10,133,551)	$—	$—
J.P. Morgan Securities LLC	402,131	(371,857)	—	30,274(b)
Morgan Stanley	9,992,570	(9,888,538)	—	104,032
	$20,528,252	$(20,393,946)	$—	$134,306
Notes to Financial Statements
36

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI South Korea
Barclays Capital, Inc.	$12,108,978	$(12,108,978)	$—	$—
BofA Securities, Inc.	18,610,686	(18,610,686)	—	—
Citigroup Global Markets, Inc.	6,502,037	(6,502,037)	—	—
HSBC Bank PLC	25,839,833	(25,839,833)	—	—
J.P. Morgan Securities LLC	2,590,951	(2,590,951)	—	—
Macquarie Bank Ltd.	9,294,095	(9,294,095)	—	—
Morgan Stanley	2,614,985	(2,614,985)	—	—
SG Americas Securities LLC	1,229,163	(1,229,163)	—	—
	$78,790,728	$(78,790,728)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of February 28, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to the iShares MSCI South Korea ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Australia	$3,216
MSCI Canada	4,606
MSCI Japan	11,315
MSCI Mexico	11,658
MSCI South Korea	248,721
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Notes to Financial Statements
38

Notes to Financial Statements (unaudited) (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Australia	$11,079,138	$2,473,377	$(2,165,985)
MSCI Japan	128,266,321	140,228,817	(89,615,872)
MSCI South Korea	55,940,469	24,876,703	(9,784,174)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Australia	$72,750,629	$47,544,213
MSCI Canada	56,123,729	40,910,865
MSCI Japan	433,135,695	485,537,670
MSCI Mexico	54,990,859	58,323,963
MSCI South Korea	376,118,261	1,550,422,171
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Australia	$231,758,338	$204,527,011
MSCI Canada	505,852,586	566,951,309
MSCI Japan	719,093,565	1,760,281,500
MSCI Mexico	962,632,184	827,792,847
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI Australia	$(426,356,387)
MSCI Canada	(1,022,245,701)
MSCI Japan	(2,151,064,933)
MSCI Mexico	(513,278,145)
MSCI South Korea	(453,098,557)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Australia	$1,568,843,209	$103,369,085	$(302,166,003)	$(198,796,918)
MSCI Canada	2,690,197,921	211,485,784	(296,388,469)	(84,902,685)
MSCI Japan	14,066,115,676	1,901,516,449	(2,163,938,723)	(262,422,274)
MSCI Mexico	1,890,631,390	4,440,181	(447,442,382)	(443,002,201)
MSCI South Korea	1,981,381,579	1,663,075,037	(426,037,372)	1,237,037,665
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Notes to Financial Statements
40

Notes to Financial Statements (unaudited) (continued)
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI Australia
Shares sold	10,000,000	$259,416,686	2,600,000	$62,595,631
Shares redeemed	(8,200,000)	(206,316,009)	(40,200,000)	(960,391,665)
	1,800,000	$53,100,677	(37,600,000)	$(897,796,034)
MSCI Canada
Shares sold	13,000,000	$537,194,946	13,400,000	$483,592,011
Shares redeemed	(13,900,000)	(569,516,111)	(36,700,000)	(1,341,788,430)
	(900,000)	$(32,321,165)	(23,300,000)	$(858,196,419)
MSCI Japan
Shares sold	10,950,000	$763,155,374	55,950,000	$3,672,604,949
Shares redeemed	(25,350,000)	(1,762,295,157)	(61,350,000)	(4,085,194,646)
	(14,400,000)	$(999,139,783)	(5,400,000)	$(412,589,697)
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI Mexico
Shares sold	19,300,000	$983,638,615	32,600,000	$2,062,797,450
Shares redeemed	(16,000,000)	(836,723,729)	(32,400,000)	(1,968,757,233)
	3,300,000	$146,914,886	200,000	$94,040,217
MSCI South Korea
Shares sold	—	$4,895,645	26,650,000	$1,726,061,386
Shares redeemed	(19,150,000)	(1,088,896,744)	(7,800,000)	(486,611,031)
	(19,150,000)	$(1,084,001,099)	18,850,000	$1,239,450,355
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
42

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares
Glossary of Terms Used in this Report
44

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares Emerging Markets Equity Factor ETF | EMGF | Cboe BZX Exchange
• iShares ESG Aware MSCI EM ETF | ESGE | NASDAQ
• iShares MSCI Emerging Markets ex China ETF | EMXC | NASDAQ
• iShares MSCI Emerging Markets Min Vol Factor ETF | EEMV | Cboe BZX Exchange
• iShares MSCI Global Min Vol Factor ETF | ACWV | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.8%
Ambev SA	193,612	$401,848
B3 SA - Brasil Bolsa Balcao	1,227,101	2,167,563
Banco do Brasil SA	310,131	1,438,550
Cia Energetica de Minas Gerais	103,662	271,847
Cia. Siderurgica Nacional SA	180,792	261,624
CPFL Energia SA	140,467	836,935
CSN Mineracao SA	1,072,617	929,122
Embraer SA(a)	62,571	740,949
JBS SA	421,700	2,219,643
Petroleo Brasileiro SA	436,271	2,893,579
Raia Drogasil SA	48,010	141,723
Suzano SA	146,823	1,404,228
TIM SA/Brazil	440,182	1,208,928
Vale SA	383,403	3,591,361
Vibra Energia SA	146,147	422,481
WEG SA	142,974	1,175,817
		20,106,198
Chile — 0.8%
Banco de Chile	4,222,894	548,673
Cencosud SA	504,661	1,330,117
Colbun SA	12,561,012	1,805,684
Empresas CMPC SA	354,685	600,434
Enel Chile SA	17,974,521	1,188,115
Quinenco SA	99,960	371,188
		5,844,211
China — 29.3%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	235,000	488,414
3SBio Inc.(b)	1,314,000	1,238,249
ADAMA Ltd., Class B(a)	211,400	57,083
Agricultural Bank of China Ltd., Class A	1,809,400	1,274,142
Agricultural Bank of China Ltd., Class H	2,423,000	1,444,429
AIMA Technology Group Co. Ltd., Class A	92,100	502,338
Alibaba Group Holding Ltd.	1,341,048	22,173,819
Aluminum Corp. of China Ltd., Class H	1,050,000	615,353
Anhui Guangxin Agrochemical Co. Ltd., Class A	104,860	166,250
Anker Innovations Technology Co. Ltd., Class A	34,200	524,749
ANTA Sports Products Ltd.	71,400	801,255
Atour Lifestyle Holdings Ltd., ADR	50,207	1,541,857
Autohome Inc., ADR	2,608	74,954
Avary Holding Shenzhen Co. Ltd., Class A	23,800	131,544
AVIC Industry-Finance Holdings Co. Ltd., Class A	772,400	363,274
Baidu Inc., Class A(a)	150,900	1,643,877
Bank of Beijing Co. Ltd., Class A	887,000	710,781
Bank of China Ltd., Class A	923,600	684,381
Bank of China Ltd., Class H	10,211,000	5,801,649
Bank of Communications Co. Ltd., Class A	434,400	429,891
Bank of Communications Co. Ltd., Class H	1,311,000	1,112,251
Bank of Qingdao Co. Ltd.	330,100	185,074
Bank of Shanghai Co. Ltd., Class A	499,600	641,745
Beijing Compass Technology Development Co. Ltd., Class A(a)	42,300	528,347
Beijing Kingsoft Office Software Inc., Class A	7,363	351,644
Beijing Ultrapower Software Co. Ltd., Class A	207,200	385,463
Biem.L.Fdlkk Garment Co. Ltd., Class A	63,600	161,996
Bosideng International Holdings Ltd.	3,026,000	1,475,054
BYD Co. Ltd., Class A	63,000	3,142,227
BYD Co. Ltd., Class H	14,000	670,890
China CITIC Bank Corp. Ltd., Class A	82,800	78,413
China Construction Bank Corp., Class H	11,073,000	9,393,991
Security	Shares	Value
China (continued)
China International Capital Corp. Ltd., Class H(b)	134,400	$255,258
China Medical System Holdings Ltd.	382,000	403,928
China Merchants Bank Co. Ltd., Class H	406,500	2,386,260
China Merchants Securities Co. Ltd., Class A	49,200	122,347
China Merchants Securities Co. Ltd., Class H(b)	501,200	944,408
China National Software & Service Co. Ltd., Class A(a)	11,720	75,099
China Nonferrous Mining Corp Ltd.(c)	837,000	515,687
China Pacific Insurance Group Co. Ltd., Class H	42,800	126,976
China Petroleum & Chemical Corp., Class H	4,078,000	2,172,992
China Railway Group Ltd., Class H	253,000	124,808
China Resources Mixc Lifestyle Services Ltd.(b)	38,200	158,754
China Resources Pharmaceutical Group Ltd.(b)	1,141,500	777,924
China Resources Power Holdings Co. Ltd.	170,000	393,168
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	65,630	369,265
China Shenhua Energy Co. Ltd., Class A	53,300	259,386
China Shenhua Energy Co. Ltd., Class H	256,500	978,617
China Tower Corp. Ltd., Class H(b)	479,000	679,970
China World Trade Center Co. Ltd., Class A	55,700	177,140
China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	90,800	94,390
Chinese Universe Publishing and Media Group Co. Ltd., Class A	150,500	233,956
Chongqing Changan Automobile Co. Ltd., Class A	94,500	168,254
Chongqing Rural Commercial Bank Co. Ltd., Class H	3,451,000	2,172,515
Chongqing Water Group Co. Ltd., Class A	201,500	128,618
Chow Tai Fook Jewellery Group Ltd.	607,000	586,515
CITIC Ltd.	71,000	81,370
CITIC Securities Co. Ltd., Class A	66,900	251,699
CITIC Securities Co. Ltd., Class H	88,500	254,510
CMOC Group Ltd., Class H	534,000	359,767
CNPC Capital Co. Ltd., Class A, NVS	121,800	106,130
COFCO Capital Holdings Co. Ltd., Class A	121,700	216,167
COFCO Sugar Holding Co. Ltd., Class A	213,600	273,010
Cosco Shipping Holdings Co. Ltd., Class H	578,000	850,400
CSC Financial Co. Ltd., Class H(b)	922,500	1,164,541
Dong-E-E-Jiao Co. Ltd., Class A	67,100	520,080
East Buy Holding Ltd.(a)(b)(c)	38,000	63,278
Ecovacs Robotics Co. Ltd., Class A	13,700	109,983
Focus Media Information Technology Co. Ltd., Class A	327,200	285,443
G-Bits Network Technology Xiamen Co. Ltd., Class A	7,400	218,156
GD Power Development Co. Ltd., Class A	987,500	573,595
Giant Biogene Holding Co. Ltd.(b)	157,800	1,273,857
Goneo Group Co. Ltd., Class A	66,065	680,374
Great Wall Motor Co. Ltd., Class H	178,500	296,516
Gree Electric Appliances Inc. of Zhuhai, Class A	51,600	289,678
Gree Real Estate Co. Ltd., Class A(a)	119,400	94,733
Greenland Holdings Corp. Ltd., Class A(a)	458,900	119,487
Greentown China Holdings Ltd.	301,000	446,586
Guangdong Provincial Expressway Development Co. Ltd., Class A	195,500	394,741
Guangdong Provincial Expressway Development Co. Ltd., Class B	379,635	390,518
Guosen Securities Co. Ltd., Class A	485,700	697,438
Guosheng Financial Holding Inc., Class A(a)	101,200	196,082
H World Group Ltd.	302,200	1,078,752
Haidilao International Holding Ltd.(b)	69,000	147,825
Hainan Haide Capital Management Co. Ltd., Class A	175,175	154,616
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	153,900	228,746
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	162,500	288,180
Hexing Electrical Co. Ltd.	15,400	67,931
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Hisense Home Appliances Group Co. Ltd., Class A	94,500	$370,725
Hisense Home Appliances Group Co. Ltd., Class H	221,000	749,260
Huatai Securities Co. Ltd., Class H(b)	1,004,400	1,688,733
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	95,400	356,606
Hundsun Technologies Inc., Class A	17,900	75,549
Industrial & Commercial Bank of China Ltd., Class A	265,900	250,662
Industrial & Commercial Bank of China Ltd., Class H	8,959,000	6,344,515
Industrial Bank Co. Ltd., Class A	143,900	410,624
Inner Mongolia ERDOS Resources Co. Ltd., Class B	175,820	141,607
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	12,500	110,634
Jafron Biomedical Co. Ltd., Class A	82,600	291,624
JD Health International Inc.(a)(b)	40,400	175,792
JD.com Inc., Class A	171,350	3,583,112
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	247,200	356,159
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	27,400	136,665
Jiangxi Copper Co. Ltd., Class H	120,000	189,572
Jinduicheng Molybdenum Co. Ltd., Class A	116,100	158,998
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	60,500	95,966
Jizhong Energy Resources Co. Ltd., Class A	298,200	237,891
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	182,300	281,809
Jointown Pharmaceutical Group Co. Ltd., Class A	195,856	132,833
Joyoung Co. Ltd., Class A	73,700	101,706
KE Holdings Inc., ADR	33,703	750,566
Kingboard Holdings Ltd.	238,000	672,705
Kingnet Network Co. Ltd., Class A	228,800	478,627
Kingsoft Corp. Ltd.	49,400	255,695
Kuaishou Technology(a)(b)	485,600	3,171,420
Kunlun Energy Co. Ltd.	754,000	753,243
Kweichow Moutai Co. Ltd., Class A	4,800	991,450
Lao Feng Xiang Co. Ltd., Class A	11,400	79,058
Lao Feng Xiang Co. Ltd., Class B	125,120	448,760
Legend Holdings Corp., Class H(a)(b)	179,900	214,115
Lenovo Group Ltd.	1,256,000	1,882,953
Li Auto Inc., Class A(a)	217,700	3,337,490
Livzon Pharmaceutical Group Inc., Class A	16,000	75,064
Meihua Holdings Group Co. Ltd., Class A	301,300	383,311
Meituan, Class B(a)(b)	524,820	10,957,735
Metallurgical Corp. of China Ltd., Class H	3,080,000	634,627
Midea Group Co. Ltd., Class A	148,200	1,488,965
MINISO Group Holding Ltd.	59,000	305,043
NetEase Inc.	207,000	4,121,245
New Oriental Education & Technology Group Inc.	205,700	981,559
Newland Digital Technology Co. Ltd., Class A	104,300	325,660
Nongfu Spring Co. Ltd., Class H(b)	890,600	3,972,957
Northeast Securities Co. Ltd., Class A	254,700	277,852
Opple Lighting Co. Ltd., Class A	56,500	126,026
Orient Overseas International Ltd.	38,500	515,363
Orient Securities Co. Ltd., Class H(b)	842,800	550,708
Pacific Securities Co. Ltd. (The), Class A(a)	219,500	120,333
PDD Holdings Inc., ADR(a)	85,786	9,753,010
People's Insurance Co. Group of China Ltd. (The), Class H	1,511,000	745,684
Perfect World Co. Ltd., Class A	143,000	215,128
PetroChina Co. Ltd., Class A	2,234,100	2,415,267
PetroChina Co. Ltd., Class H	1,018,000	761,548
PICC Property & Casualty Co. Ltd., Class H	459,000	752,065
Ping An Healthcare and Technology Co. Ltd.(b)(c)	249,100	252,527
Ping An Insurance Group Co. of China Ltd., Class H	581,500	3,446,697
Security	Shares	Value
China (continued)
Pop Mart International Group Ltd.(b)	53,400	$717,848
Postal Savings Bank of China Co. Ltd., Class H(b)	2,896,000	1,839,595
Quzhou Xin'an Development Co. Ltd., Class A(a)	250,200	102,968
Radiance Holdings Group Co. Ltd.(a)(c)	625,000	237,076
SAIC Motor Corp. Ltd., Class A	181,100	409,777
Sangfor Technologies Inc., Class A	44,300	624,495
Sealand Securities Co. Ltd., Class A	449,100	253,392
Shaanxi Coal Industry Co. Ltd., Class A	148,200	385,704
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	83,229	170,068
Shandong Publishing & Media Co. Ltd., Class A	103,100	142,941
Shanghai Construction Group Co. Ltd., Class A	968,500	333,949
Shanghai International Port Group Co. Ltd., Class A	163,681	124,808
Shanghai M&G Stationery Inc., Class A	18,700	71,038
Shanghai Pudong Development Bank Co. Ltd., Class A	167,000	233,468
Shanghai Stonehill Technology Co.Ltd., Class A	304,000	209,240
Shanghai Wanye Enterprises Co. Ltd., Class A	88,500	168,425
Shanxi Coal International Energy Group Co. Ltd., Class A	205,600	296,221
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	316,100	523,384
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	16,300	457,016
Shenwan Hongyuan Group Co. Ltd., Class A	768,600	539,444
Shenzhen Transsion Holdings Co. Ltd., Class A	35,584	454,885
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(a)	25,698	821,031
Sichuan Changhong Electric Co. Ltd., Class A	228,200	353,545
Sichuan Swellfun Co. Ltd., Class A	8,900	59,345
Simcere Pharmaceutical Group Ltd.(b)(c)	441,000	450,594
Sino Biopharmaceutical Ltd.	357,000	148,225
Sinocelltech Group Ltd., Class A(a)	22,200	123,197
Sinosoft Co. Ltd., Class A	89,040	270,188
Sinotrans Ltd., Class H	2,845,000	1,371,867
Sinotruk Hong Kong Ltd.	417,000	1,107,239
TAL Education Group, ADR(a)	20,972	270,958
Tencent Holdings Ltd.	534,000	32,865,834
Tingyi Cayman Islands Holding Corp.	800,000	1,164,445
Topsports International Holdings Ltd.(b)	1,042,000	451,662
Tsingtao Brewery Co. Ltd., Class H	88,000	588,667
Uni-President China Holdings Ltd.	551,000	579,549
Universal Scientific Industrial Shanghai Co. Ltd., Class A	82,300	204,411
Vipshop Holdings Ltd., ADR	101,562	1,596,555
Weichai Power Co. Ltd., Class H	547,000	1,077,239
Wuliangye Yibin Co. Ltd., Class A	5,100	92,313
Xiamen Xiangyu Co. Ltd., Class A	250,900	204,687
Yadea Group Holdings Ltd.(b)	108,000	177,291
Yankuang Energy Group Co. Ltd., Class H	691,700	721,070
Yixintang Pharmaceutical Group Co. Ltd., Class A	72,500	129,525
Yonghui Superstores Co. Ltd., Class A(a)	144,300	106,342
YongXing Special Materials Technology Co. Ltd., Class A	16,800	79,189
Yutong Bus Co. Ltd., Class A	46,300	167,470
Zhejiang Publishing & Media Co. Ltd., Class A	181,700	202,460
Zhejiang Semir Garment Co. Ltd., Class A	296,200	258,341
Zhongshan Broad Ocean Motor Co. Ltd., Class A	251,800	226,894
ZTE Corp., Class H	120,800	457,690
		212,354,871
Colombia — 0.2%
Bancolombia SA	41,240	453,719
Interconexion Electrica SA ESP	199,302	994,154
		1,447,873
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Czech Republic — 0.6%
CEZ AS	29,781	$1,259,747
Komercni Banka AS	64,428	2,781,375
		4,041,122
Egypt — 0.2%
Abou Kir Fertilizers & Chemical Industries	485,194	563,266
Eastern Co. SAE	914,922	559,972
Talaat Moustafa Group	377,758	402,743
		1,525,981
Greece — 0.8%
Hellenic Telecommunications Organization SA	114,927	1,793,225
Jumbo SA	31,329	866,308
Motor Oil Hellas Corinth Refineries SA	3,636	82,123
National Bank of Greece SA	144,455	1,341,282
OPAP SA	69,547	1,236,169
Piraeus Financial Holdings SA	155,031	732,033
		6,051,140
Hong Kong — 0.3%
BOC Hong Kong Holdings Ltd.	525,500	1,852,392
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	82,244	609,809
OTP Bank Nyrt	15,991	981,437
Richter Gedeon Nyrt	2,712	75,263
		1,666,509
India — 18.0%
3M India Ltd.	2,838	856,569
ABB India Ltd.	33,602	1,904,519
ACC Ltd.	25,810	538,830
Adani Enterprises Ltd.	31,776	765,241
AIA Engineering Ltd.	31,899	1,147,076
Ajanta Pharma Ltd.	23,249	662,610
Ambuja Cements Ltd.	69,923	373,599
Apollo Hospitals Enterprise Ltd.	6,847	475,155
Asian Paints Ltd.	30,709	766,821
Axis Bank Ltd.	97,611	1,139,421
Bajaj Auto Ltd.	17,187	1,558,173
Bajaj Finance Ltd.	7,997	783,869
Bharat Electronics Ltd.	667,107	1,893,575
Bharat Petroleum Corp. Ltd.	202,532	552,994
Bharti Airtel Ltd.	173,790	3,132,633
Britannia Industries Ltd.	23,134	1,217,634
CG Power & Industrial Solutions Ltd.	79,833	525,609
Cholamandalam Investment and Finance Co. Ltd.	14,932	240,611
Cipla Ltd.	55,478	895,706
Coal India Ltd.	363,801	1,544,268
Cochin Shipyard Ltd., NVS(b)	37,330	546,166
Colgate-Palmolive India Ltd.	55,702	1,570,918
CRISIL Ltd.	28,331	1,420,828
Cummins India Ltd.	45,729	1,427,341
Dr Reddy's Laboratories Ltd.	126,112	1,612,655
Emami Ltd.	133,262	810,062
GAIL India Ltd.	279,681	502,961
GE T&D India Ltd.	63,910	984,638
General Insurance Corp. of India(b)	159,421	676,304
GlaxoSmithKline Pharmaceuticals Ltd.	55,505	1,576,459
Glenmark Pharmaceuticals Ltd.	100,735	1,477,984
Go Digit General Insurance Ltd.(a)	66,972	233,320
Godrej Properties Ltd.(a)	41,636	928,965
Havells India Ltd.	25,131	409,686
HCL Technologies Ltd.	151,395	2,740,122
HDFC Bank Ltd.	328,763	6,543,779
Security	Shares	Value
India (continued)
Hero MotoCorp Ltd.	17,896	$755,797
Hindalco Industries Ltd.	212,909	1,554,777
Hindustan Aeronautics Ltd., NVS	49,877	1,771,054
Hindustan Petroleum Corp. Ltd.	121,485	409,938
Hindustan Unilever Ltd.	47,754	1,197,072
Hindustan Zinc Ltd.	130,491	586,158
Hitachi Energy India Ltd.	541	70,246
Housing & Urban Development Corp. Ltd.	93,676	178,319
ICICI Bank Ltd.	470,739	6,530,195
Indian Hotels Co. Ltd., Class A	73,534	604,844
Indian Oil Corp. Ltd.	536,058	699,930
Indian Railway Finance Corp. Ltd.(b)	342,059	443,075
Indian Renewable Energy Development Agency Ltd., NVS(a)	62,871	113,299
Info Edge India Ltd.	8,924	717,231
Infosys Ltd.	378,921	7,409,206
InterGlobe Aviation Ltd.(a)(b)	26,434	1,358,617
IRCON International Ltd.(b)	50,791	82,989
Jindal Steel & Power Ltd.	15,751	155,345
JSW Steel Ltd.	10,260	112,149
Kotak Mahindra Bank Ltd.	62,484	1,365,156
KPIT Technologies Ltd.	6,936	95,461
L&T Technology Services Ltd.(b)	31,549	1,645,656
Larsen & Toubro Ltd.	70,652	2,568,363
LIC Housing Finance Ltd.	77,054	440,436
Lupin Ltd.	2,442	53,322
Macrotech Developers Ltd.	12,670	164,526
Mahindra & Mahindra Ltd.	104,147	3,090,756
Mangalore Refinery & Petrochemicals Ltd.	323,120	393,212
Marico Ltd.	78,154	537,616
Maruti Suzuki India Ltd.	5,007	686,347
Mazagon Dock Shipbuilders Ltd.	31,984	785,182
Motilal Oswal Financial Services Ltd.	123,542	836,259
Mphasis Ltd.	19,394	502,312
Muthoot Finance Ltd.	11,464	280,611
Narayana Hrudayalaya Ltd.	5,662	93,790
National Aluminium Co. Ltd.	20,360	41,759
NBCC India Ltd.	896,400	753,913
Nestle India Ltd., NVS	76,457	1,917,404
NHPC Ltd., NVS	638,775	536,505
Nippon Life India Asset Management Ltd.(b)	42,562	251,066
NLC India Ltd.	251,999	601,228
NMDC Ltd.	2,099,442	1,509,375
NTPC Ltd.	474,421	1,698,168
Oil & Natural Gas Corp. Ltd.	448,941	1,164,124
Oil India Ltd.	276,648	1,090,311
Page Industries Ltd.	2,663	1,235,638
Pidilite Industries Ltd.	9,457	287,610
Polycab India Ltd.	3,146	170,290
Poonawalla Fincorp Ltd.	105,614	341,640
Power Finance Corp. Ltd.	540,552	2,275,186
Power Grid Corp. of India Ltd.	518,914	1,494,016
Prestige Estates Projects Ltd.	22,551	291,633
Procter & Gamble Hygiene & Health Care Ltd.	4,359	674,590
REC Ltd.	402,165	1,675,203
Reliance Industries Ltd.	419,249	5,776,400
SBI Life Insurance Co. Ltd.(b)	37,148	609,451
Siemens Ltd.	14,200	754,501
Solar Industries India Ltd.	2,932	293,772
State Bank of India	32,443	256,756
Sun Pharmaceutical Industries Ltd.	61,971	1,130,210
Sundaram Finance Ltd.	12,719	661,870
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Supreme Industries Ltd.	12,983	$496,343
Tata Consultancy Services Ltd.	172,984	6,915,994
Tata Investment Corp. Ltd.	12,551	869,991
Tata Motors Ltd.	172,630	1,232,273
Tata Steel Ltd.	865,403	1,366,954
Tech Mahindra Ltd.	44,701	765,119
Titan Co. Ltd.	22,639	800,248
Trent Ltd.	20,484	1,142,069
Tube Investments of India Ltd.	5,121	144,740
TVS Motor Co. Ltd.	31,415	802,353
United Spirits Ltd.	24,775	364,647
Varun Beverages Ltd.	169,486	844,585
Vedanta Ltd.	77,620	353,038
Wipro Ltd.	955,963	3,052,984
Zomato Ltd.(a)	174,319	445,229
Zydus Lifesciences Ltd.	14,995	150,740
		129,966,273
Indonesia — 1.2%
Adaro Energy Indonesia Tbk PT	12,444,400	1,559,246
Avia Avian Tbk PT	2,434,600	53,574
Bank Central Asia Tbk PT	5,990,400	3,052,682
Bank CIMB Niaga Tbk PT	3,436,400	335,296
Bank Mandiri Persero Tbk PT	2,713,900	759,835
Bank Rakyat Indonesia Persero Tbk PT	1,084,200	222,252
Barito Renewables Energy Tbk PT	334,900	123,777
GoTo Gojek Tokopedia Tbk PT(a)	99,982,600	453,903
Pertamina Geothermal Energy PT(b)	7,664,000	405,018
Sumber Alfaria Trijaya Tbk PT	8,339,700	1,106,595
Telkom Indonesia Persero Tbk PT	3,027,300	433,304
Unilever Indonesia Tbk PT	2,675,100	163,928
United Tractors Tbk PT	155,700	210,202
		8,879,612
Kuwait — 0.2%
National Bank of Kuwait SAKP	499,078	1,663,350
Malaysia — 1.0%
Fraser & Neave Holdings Bhd	67,000	375,350
Genting Bhd(c)	345,200	255,095
Hong Leong Bank Bhd	186,200	895,123
Hong Leong Financial Group Bhd	118,400	486,388
IJM Corp. Bhd	306,300	144,819
Nestle Malaysia Bhd	32,100	608,471
Petronas Dagangan Bhd	48,900	210,512
Petronas Gas Bhd	103,500	405,882
Public Bank Bhd	1,011,000	1,028,532
Sime Darby Bhd	436,800	214,787
Telekom Malaysia Bhd	144,200	220,991
Westports Holdings Bhd	272,500	281,507
YTL Corp. Bhd	3,465,300	1,472,380
YTL Power International Bhd	1,300,400	928,402
		7,528,239
Mexico — 1.7%
America Movil SAB de CV, Series B, Class B	2,056,899	1,462,065
Cemex SAB de CV(c)	96,928	600,954
Coca-Cola Femsa SAB de CV	356,398	3,173,319
Fomento Economico Mexicano SAB de CV	217,939	2,046,319
Gruma SAB de CV, Class B	66,496	1,148,200
Grupo Aeroportuario del Pacifico SAB de CV, Class B	45,833	863,946
Grupo Comercial Chedraui SA de CV	53,860	308,318
Grupo Financiero Banorte SAB de CV, Class O	156,330	1,101,627
Grupo Mexico SAB de CV, Series B, Class B	74,275	349,187
Security	Shares	Value
Mexico (continued)
Wal-Mart de Mexico SAB de CV	457,925	$1,211,538
		12,265,473
Philippines — 0.6%
Bank of the Philippine Islands	757,958	1,624,593
DMCI Holdings Inc.	2,456,300	474,381
International Container Terminal Services Inc.	150,260	906,340
Manila Electric Co.	126,180	1,066,141
Semirara Mining & Power Corp., Class A	402,700	259,359
		4,330,814
Poland — 0.9%
Budimex SA	18,352	2,467,565
LPP SA	431	1,947,158
mBank SA(a)	4,232	782,103
Orange Polska SA	569,288	1,160,390
PGE Polska Grupa Energetyczna SA(a)	196,016	347,471
		6,704,687
Qatar — 0.8%
Industries Qatar QSC	228,272	828,668
Mesaieed Petrochemical Holding Co.	1,502,617	588,971
Ooredoo QPSC	799,694	2,729,683
Qatar National Bank QPSC	377,378	1,718,253
		5,865,575
Russia — 0.0%
PhosAgro PJSC, New(a)(d)	986	10
TCS Group Holding PLC, GDR(a)(d)(e)	135,475	15
United Co. RUSAL International PJSC(a)(d)	3,441,260	385
		410
Saudi Arabia — 2.9%
Al Rajhi Bank	61,519	1,637,330
Alinma Bank	94,571	764,118
Arab National Bank	106,961	616,802
Arabian Internet & Communications Services Co.	12,217	1,040,388
Astra Industrial Group	13,513	661,544
Banque Saudi Fransi	98,727	449,765
Dar Al Arkan Real Estate Development Co.(a)	91,309	434,870
Dr Sulaiman Al Habib Medical Services Group Co.	1,860	139,166
Dr. Soliman Abdel Kader Fakeeh Hospital Co.(a)	9,250	153,428
Elm Co.	11,352	3,220,139
Etihad Etisalat Co.	67,969	1,123,664
Nahdi Medical Co.	68,527	2,151,570
Riyad Bank	73,347	576,429
Riyadh Cables Group Co.	16,960	649,426
SABIC Agri-Nutrients Co.	47,223	1,362,674
SAL Saudi Logistics Services	37,971	2,477,745
Saudi Arabian Oil Co.(b)	55,496	401,127
Saudi Aramco Base Oil Co.	41,865	1,153,381
Saudi Electricity Co.	117,227	519,660
Saudi Telecom Co.	89,202	1,076,285
		20,609,511
South Africa — 2.3%
African Rainbow Minerals Ltd.	78,582	570,207
Anglo American Platinum Ltd.	29,496	884,957
Bid Corp. Ltd.	17,418	419,279
Bidvest Group Ltd. (The)	40,483	531,342
Clicks Group Ltd.	48,406	891,462
Exxaro Resources Ltd.	291,737	2,402,343
FirstRand Ltd.	24,180	90,781
Foschini Group Ltd. (The)	61,312	445,110
Gold Fields Ltd.	38,729	683,861
Harmony Gold Mining Co. Ltd.	32,413	318,839
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Mr. Price Group Ltd.	16,952	$219,384
MTN Group Ltd.	286,166	1,788,772
Naspers Ltd., Class N	7,289	1,730,356
Nedbank Group Ltd.	14,296	213,798
NEPI Rockcastle NV	83,862	602,856
Northam Platinum Holdings Ltd.	96,529	503,461
Sasol Ltd.	196,556	845,185
Sibanye Stillwater Ltd.(a)	252,699	194,460
Standard Bank Group Ltd.	84,237	977,284
Woolworths Holdings Ltd./South Africa	655,670	2,030,358
		16,344,095
South Korea — 10.4%
CJ Corp.	13,213	933,877
CJ Logistics Corp.	3,532	226,725
Coway Co. Ltd.	31,421	1,739,790
DB HiTek Co. Ltd.(a)	5,698	169,609
DB Insurance Co. Ltd.	21,275	1,332,997
Doosan Bobcat Inc.	31,237	1,006,845
E-MART Inc.	11,894	620,842
F&F Co. Ltd./New	7,646	371,177
GS Holdings Corp.	23,353	576,070
Hana Financial Group Inc.	79,874	3,257,295
Hankook Tire & Technology Co. Ltd.(a)	42,502	1,102,444
Hanmi Pharm Co. Ltd.	2,996	493,658
Hanmi Science Co. Ltd.	40,644	784,009
Hanmi Semiconductor Co. Ltd.	8,623	563,803
HD Hyundai Electric Co. Ltd.	2,598	587,739
HD Hyundai Marine Solution Co. Ltd.	5,332	463,826
Hyosung TNC Corp.	3,554	549,503
Hyundai Glovis Co. Ltd.	9,996	891,851
Hyundai Marine & Fire Insurance Co. Ltd.	19,402	309,056
Hyundai Mobis Co. Ltd.	10,158	1,709,354
Hyundai Motor Co.	26,304	3,487,798
Hyundai Rotem Co. Ltd.(a)	9,688	519,541
KB Financial Group Inc.	63,406	3,401,659
KCC Corp.	8,827	1,569,448
KEPCO Engineering & Construction Co. Inc.(a)	1,875	81,968
Kia Corp.	48,035	3,071,787
Korea Investment Holdings Co. Ltd.	13,887	759,156
Korea Zinc Co. Ltd.	191	96,826
Krafton Inc.(a)	831	195,518
KT&G Corp.	16,354	1,098,447
Kumho Petrochemical Co. Ltd.(a)	5,449	410,073
LG Electronics Inc.	19,251	1,042,489
LG Innotek Co. Ltd.(a)	4,055	453,202
LG Uplus Corp.	104,205	754,292
LS Corp.	5,127	397,830
LS Electric Co. Ltd.	3,136	523,786
Meritz Financial Group Inc.	3,732	309,396
Mirae Asset Securities Co. Ltd.	121,721	730,875
NAVER Corp.	4,939	701,705
NCSoft Corp.(a)	632	73,583
Orion Corp./Republic of Korea	7,510	523,557
POSCO Holdings Inc.	4,761	891,226
Samsung Biologics Co. Ltd.(a)(b)	2,577	1,972,987
Samsung C&T Corp.	11,734	977,655
Samsung Card Co. Ltd.	31,407	968,890
Samsung Electro-Mechanics Co. Ltd.	9,941	922,325
Samsung Electronics Co. Ltd.	488,815	18,291,636
Samsung Fire & Marine Insurance Co. Ltd.	8,029	2,102,236
Samsung Life Insurance Co. Ltd.	12,514	742,511
Samsung SDI Co. Ltd.	1,547	238,808
Security	Shares	Value
South Korea (continued)
Samsung SDS Co. Ltd.	4,921	$415,493
Samsung Securities Co. Ltd.	22,538	705,171
Seegene Inc.	9,307	156,891
Shinhan Financial Group Co. Ltd.	78,804	2,492,497
SK Hynix Inc.	33,030	4,383,438
SK Inc.	2,581	254,839
SK Telecom Co. Ltd.	23,835	911,699
Woori Financial Group Inc.	99,584	1,129,644
		75,451,352
Taiwan — 18.8%
Accton Technology Corp.	87,000	1,741,423
Acer Inc.	545,000	643,043
Advantech Co. Ltd.	66,291	811,469
ASE Technology Holding Co. Ltd.	310,000	1,566,661
Asia Vital Components Co. Ltd.	36,000	567,120
Asustek Computer Inc.	27,000	552,599
AUO Corp.	1,805,800	832,221
Cathay Financial Holding Co. Ltd.	1,090,000	2,247,823
Chicony Electronics Co. Ltd.	272,000	1,328,485
China Airlines Ltd.	205,000	146,889
Chroma ATE Inc.	10,000	100,982
Chunghwa Telecom Co. Ltd.	118,000	458,995
Compal Electronics Inc.	320,000	374,072
CTBC Financial Holding Co. Ltd.	2,254,000	2,785,097
Delta Electronics Inc.	198,000	2,377,384
Far EasTone Telecommunications Co. Ltd.	341,000	929,814
Formosa Sumco Technology Corp.	108,000	311,232
Fortune Electric Co. Ltd.	65,300	1,235,238
Fubon Financial Holding Co. Ltd.	1,380,947	3,846,913
Gigabyte Technology Co. Ltd.	71,000	547,488
Global Unichip Corp.	45,000	1,783,228
Hon Hai Precision Industry Co. Ltd.	950,000	4,918,633
Inventec Corp.	311,000	430,264
King Slide Works Co. Ltd.	24,000	1,418,016
Largan Precision Co. Ltd.	2,000	162,718
Lite-On Technology Corp.	517,718	1,658,424
MediaTek Inc.	176,000	7,872,334
Mega Financial Holding Co. Ltd.	205,688	247,416
Nien Made Enterprise Co. Ltd.	11,000	147,051
Novatek Microelectronics Corp.	266,000	4,354,415
Pou Chen Corp.	496,000	575,348
Powertech Technology Inc.	27,000	103,398
President Chain Store Corp.	123,000	980,422
Quanta Computer Inc.	235,000	1,741,611
Realtek Semiconductor Corp.	174,000	2,870,875
Ruentex Industries Ltd.	602,000	1,259,915
Shanghai Commercial & Savings Bank Ltd. (The)	864,000	1,151,718
Silicon Motion Technology Corp., ADR	7,045	395,224
SinoPac Financial Holdings Co. Ltd.	2,410,236	1,659,012
Synnex Technology International Corp.	302,000	641,301
Taiwan Cooperative Financial Holding Co. Ltd.	2,342,689	1,744,531
Taiwan Semiconductor Manufacturing Co. Ltd.	2,119,000	64,631,605
Uni-President Enterprises Corp.	984,000	2,422,947
United Microelectronics Corp.	1,757,000	2,308,821
Voltronic Power Technology Corp.	22,000	1,087,483
Wistron Corp.	314,000	1,050,340
Wiwynn Corp.	19,000	1,110,471
Yang Ming Marine Transport Corp.	69,000	151,391
Yuanta Financial Holding Co. Ltd.	3,107,768	3,445,476
		135,729,336
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand — 0.8%
Advanced Info Service PCL, NVDR	164,200	$1,327,657
Bumrungrad Hospital PCL, NVDR	90,800	519,748
Central Retail Corp. PCL, NVDR	146,300	143,626
Delta Electronics Thailand PCL, NVDR	165,300	377,369
Krung Thai Bank PCL, NVDR	2,103,100	1,386,628
Land & Houses PCL, NVDR	1,661,700	215,483
MK Restaurants Group PCL, NVDR	413,900	233,763
PTT Exploration & Production PCL, NVDR(c)	485,200	1,550,611
PTT PCL, NVDR(c)	77,400	71,401
Thai Union Group PCL, NVDR	276,900	92,474
TMBThanachart Bank PCL, NVDR	2,298,300	129,238
		6,047,998
Turkey — 1.2%
Akbank TAS	599,325	1,109,806
Anadolu Efes Biracilik Ve Malt Sanayii A/S(c)	204,434	970,370
BIM Birlesik Magazalar A/S	47,209	654,733
Ford Otomotiv Sanayi AS	16,875	408,176
KOC Holding AS	329,612	1,382,520
Tofas Turk Otomobil Fabrikasi AS	164,699	880,266
Turk Traktor ve Ziraat Makineleri AS(c)	23,981	437,425
Turkcell Iletisim Hizmetleri AS	347,210	963,192
Turkiye Garanti Bankasi AS	430,486	1,518,540
Yapi ve Kredi Bankasi A/S	791,167	640,575
		8,965,603
United Arab Emirates — 2.4%
Abu Dhabi Islamic Bank PJSC	1,050,682	4,863,275
Abu Dhabi National Oil Co. for Distribution PJSC	1,482,446	1,410,574
Aldar Properties PJSC	139,083	338,359
Dubai Electricity & Water Authority PJSC	2,715,804	1,921,049
Emaar Properties PJSC	742,654	2,743,282
Emirates NBD Bank PJSC	348,053	2,094,336
Emirates Telecommunications Group Co. PJSC	220,826	1,002,894
First Abu Dhabi Bank PJSC	193,244	749,246
International Holding Co. PJSC(a)	20,321	2,229,763
		17,352,778
United States — 0.0%
Yum China Holdings Inc.	1,450	71,698
Total Common Stocks — 98.4% (Cost: $622,464,295)		712,667,101
Preferred Stocks
Brazil — 1.0%
Cia Energetica de Minas Gerais, Preference Shares, NVS	929,389	1,756,915
Gerdau SA, Preference Shares, NVS	628,096	1,777,293
Security	Shares	Value
Brazil (continued)
Itau Unibanco Holding SA, Preference Shares, NVS	231,343	$1,255,016
Petroleo Brasileiro SA, Preference Shares, NVS	368,445	2,248,474
		7,037,698
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	15,044	576,969
South Korea — 0.1%
Samsung C&T Corp., Preference Shares, NVS	2,962	180,387
Samsung Electronics Co. Ltd., Preference Shares, NVS	24,731	759,952
		940,339
Total Preferred Stocks — 1.2% (Cost: $9,166,667)		8,555,006
Total Long-Term Investments — 99.6% (Cost: $631,630,962)		721,222,107
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	2,019,098	2,020,108
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(f)(g)	3,170,000	3,170,000
Total Short-Term Securities — 0.7% (Cost: $5,188,911)		5,190,108
Total Investments — 100.3% (Cost: $636,819,873)		726,412,215
Liabilities in Excess of Other Assets — (0.3)%		(2,238,574)
Net Assets — 100.0%		$724,173,641

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Emerging Markets Equity Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,013,728	$—	$(2,992,177)(a)	$(1,012)	$(431)	$2,020,108	2,019,098	$113,499 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,970,000	—	(3,800,000)(a)	—	—	3,170,000	3,170,000	120,149	—
				$(1,012)	$(431)	$5,190,108		$233,648	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	38	03/21/25	$2,083	$(59,890)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$59,890	$—	$—	$—	$59,890

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$183,488	$—	$—	$—	$183,488
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(126,867)	$—	$—	$—	$(126,867)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,077,745
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® Emerging Markets Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$96,061,114	$616,605,577	$410	$712,667,101
Preferred Stocks	7,037,698	1,517,308	—	8,555,006
Short-Term Securities
Money Market Funds	5,190,108	—	—	5,190,108
	$108,288,920	$618,122,885	$410	$726,412,215
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(59,890)	$—	$—	$(59,890)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments (unaudited)
February 28, 2025
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.0%
B3 SA - Brasil Bolsa Balcao	10,165,423	$17,956,298
Banco do Brasil SA	903,118	4,189,134
CCR SA	7,469,466	14,843,401
Embraer SA(a)	453,409	5,369,150
Engie Brasil Energia SA	2,158,771	13,628,785
Natura & Co. Holding SA	2,575,329	5,655,738
NU Holdings Ltd./Cayman Islands, Class A(a)	1,223,053	13,147,820
Petroleo Brasileiro SA	826,995	5,485,067
Raia Drogasil SA	1,824,586	5,386,072
Rumo SA	5,476,893	15,748,864
TIM SA/Brazil	1,595,175	4,381,031
TOTVS SA	2,811,421	16,693,805
Vibra Energia SA	4,233,896	12,239,333
		134,724,498
Chile — 0.7%
Enel Americas SA	149,744,952	13,595,308
Enel Chile SA	292,858,671	19,357,943
		32,953,251
China — 30.6%
Agricultural Bank of China Ltd., Class H	18,873,000	11,250,811
Alibaba Group Holding Ltd.	8,229,268	136,068,431
Alibaba Health Information Technology Ltd.(a)(b)	8,428,000	5,442,775
Baidu Inc., Class A(a)	1,024,512	11,160,848
Bank of China Ltd., Class H	39,418,000	22,396,376
Bilibili Inc., Class Z(a)	217,600	4,419,777
Bosideng International Holdings Ltd.	9,956,000	4,853,151
BYD Co. Ltd., Class H	641,000	30,717,173
China Construction Bank Corp., Class A	6,545,700	7,643,733
China Construction Bank Corp., Class H	82,318,000	69,836,049
China Life Insurance Co. Ltd., Class H	4,018,000	7,744,275
China Mengniu Dairy Co. Ltd.	4,212,000	9,627,191
China Merchants Bank Co. Ltd., Class A	1,055,700	6,102,167
China Merchants Bank Co. Ltd., Class H	3,677,500	21,587,873
China Minsheng Banking Corp. Ltd., Class A	24,578,500	13,913,573
China Minsheng Banking Corp. Ltd., Class H	29,347,023	13,981,274
China Pacific Insurance Group Co. Ltd., Class H	2,745,200	8,144,234
China Petroleum & Chemical Corp., Class H	8,208,000	4,373,693
China Resources Beer Holdings Co. Ltd.	1,459,000	4,682,392
China Resources Gas Group Ltd.	1,326,200	4,466,053
China Ruyi Holdings Ltd.(a)	15,232,000	4,470,717
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,342,400	4,642,024
CITIC Securities Co. Ltd., Class A	1,238,100	4,658,121
CITIC Securities Co. Ltd., Class H	1,614,500	4,643,009
CMOC Group Ltd., Class A	7,318,400	6,725,469
CMOC Group Ltd., Class H	12,162,000	8,193,801
Contemporary Amperex Technology Co. Ltd., Class A	486,285	17,710,629
CSPC Pharmaceutical Group Ltd.	7,537,520	4,572,100
ENN Energy Holdings Ltd.	1,247,600	8,311,210
ENN Natural Gas Co. Ltd., Class A	1,759,700	4,898,549
Fosun International Ltd.	16,759,000	9,492,804
Foxconn Industrial Internet Co. Ltd., Class A	1,503,300	4,464,558
Geely Automobile Holdings Ltd.	6,267,000	14,169,992
Guotai Junan Securities Co. Ltd., Class A	2,862,300	6,823,753
Guotai Junan Securities Co. Ltd., Class H(c)	8,893,400	13,601,973
Haier Smart Home Co. Ltd., Class A	1,351,700	4,879,507
Haier Smart Home Co. Ltd., Class A	2,475,200	7,928,473
Hansoh Pharmaceutical Group Co. Ltd.(c)	3,714,000	8,611,524
Huatai Securities Co. Ltd., Class A	4,986,102	11,988,684
Security	Shares	Value
China (continued)
Huatai Securities Co. Ltd., Class H(c)	2,712,800	$4,561,126
IEIT Systems Co. Ltd., Class A	561,700	4,611,200
Industrial & Commercial Bank of China Ltd., Class H	42,638,000	30,195,048
Industrial Bank Co. Ltd., Class A	5,406,700	15,428,205
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,184,400	8,493,658
Innovent Biologics Inc.(a)(c)	2,217,000	11,560,282
JD.com Inc., Class A	1,424,378	29,785,270
Kanzhun Ltd., ADR(a)	318,956	5,103,296
KE Holdings Inc., ADR	307,175	6,840,787
Kingdee International Software Group Co. Ltd.(a)	4,985,000	8,191,460
Kingsoft Corp. Ltd.	2,073,200	10,730,909
Kuaishou Technology(a)(c)	1,199,200	7,831,891
Lenovo Group Ltd.	15,784,000	23,662,840
Li Auto Inc., Class A(a)	1,677,428	25,716,116
Longfor Group Holdings Ltd.(c)	3,608,000	4,967,160
Meituan, Class B(a)(c)	2,829,730	59,082,031
MINISO Group Holding Ltd.	825,600	4,268,541
MMG Ltd.(a)	13,585,600	3,980,270
NetEase Inc.	1,644,370	32,738,416
NIO Inc., Class A(a)(b)	1,549,999	7,116,939
Orient Securities Co. Ltd., Class A	5,178,405	6,921,587
PDD Holdings Inc., ADR(a)	290,799	33,060,938
Ping An Insurance Group Co. of China Ltd., Class A	664,500	4,610,707
Ping An Insurance Group Co. of China Ltd., Class H	4,104,000	24,325,442
Pop Mart International Group Ltd.(c)	698,800	9,393,856
Postal Savings Bank of China Co. Ltd., Class A	8,680,000	6,344,153
Postal Savings Bank of China Co. Ltd., Class H(c)	12,703,000	8,069,189
Shenzhen Inovance Technology Co. Ltd., Class A	531,900	5,288,916
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	311,500	10,846,922
Sino Biopharmaceutical Ltd.	13,284,151	5,515,519
Sungrow Power Supply Co. Ltd., Class A	950,753	9,276,452
Sunny Optical Technology Group Co. Ltd.	1,038,923	11,635,087
Tencent Holdings Ltd.	3,443,200	211,916,929
Tongcheng Travel Holdings Ltd.	3,819,200	8,555,430
Trip.com Group Ltd.(a)	360,821	20,406,100
Vipshop Holdings Ltd., ADR	555,499	8,732,444
WuXi AppTec Co. Ltd., Class A	1,507,200	12,699,612
Wuxi Biologics Cayman Inc.(a)(c)	5,132,000	14,876,299
Xiaomi Corp., Class B(a)(c)	8,265,600	55,334,175
XPeng Inc., Class A(a)(b)	1,705,596	18,224,301
Yadea Group Holdings Ltd.(c)	4,844,000	7,951,839
Yonyou Network Technology Co. Ltd., Class A(a)	2,342,430	4,920,778
Yum China Holdings Inc.	360,516	17,813,096
Yunnan Baiyao Group Co. Ltd., Class A	603,520	4,568,921
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	1,322,000	5,971,670
		1,381,324,553
Colombia — 0.1%
Bancolombia SA	424,103	4,665,948
Czech Republic — 0.2%
Moneta Money Bank AS(c)	1,290,578	7,257,574
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	3,538,060	5,287,880
Greece — 0.8%
Metlen Energy & Metals SA	500,041	18,446,952
OPAP SA	903,630	16,061,647
		34,508,599
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	1,214,743	$9,006,861
India — 16.6%
ABB India Ltd.	79,191	4,488,447
Asian Paints Ltd.	999,751	24,964,352
AU Small Finance Bank Ltd.(c)	1,264,156	8,217,295
Axis Bank Ltd.	1,561,073	18,222,528
Bajaj Finance Ltd.	141,410	13,861,058
Bharat Electronics Ltd.	1,664,783	4,725,466
Bharti Airtel Ltd.	259,106	4,670,487
Dabur India Ltd.	2,724,719	15,396,734
Eicher Motors Ltd.	139,137	7,609,428
HCL Technologies Ltd.	1,576,007	28,524,401
HDFC Bank Ltd.	3,846,310	76,557,896
HDFC Life Insurance Co. Ltd.(c)	1,116,889	7,801,915
Hero MotoCorp Ltd.	194,403	8,210,170
Hindalco Industries Ltd.	1,275,979	9,317,890
Hindustan Unilever Ltd.	989,979	24,816,275
ICICI Bank Ltd.	3,254,817	45,151,538
ICICI Lombard General Insurance Co. Ltd.(c)	255,571	4,950,128
ICICI Prudential Life Insurance Co. Ltd.(c)	1,489,294	9,415,117
IDFC First Bank Ltd.(a)	12,217,469	8,199,362
Indian Hotels Co. Ltd., Class A	1,412,016	11,614,342
IndusInd Bank Ltd.	397,623	4,519,098
Info Edge India Ltd.	253,193	20,349,383
Infosys Ltd.	2,761,258	53,992,073
Kotak Mahindra Bank Ltd.	837,347	18,294,427
Macrotech Developers Ltd.	431,359	5,601,405
Mahindra & Mahindra Ltd.	603,311	17,904,375
Mahindra & Mahindra Ltd., GDR	321,010	9,501,896
Marico Ltd.	3,089,297	21,251,056
Mphasis Ltd.	157,896	4,089,567
PB Fintech Ltd.(a)	266,828	4,498,318
Persistent Systems Ltd., NVS	70,241	4,284,607
PI Industries Ltd.	125,363	4,331,066
Power Grid Corp. of India Ltd.	4,863,528	14,002,688
Punjab National Bank	4,432,897	4,464,876
Reliance Industries Ltd.	4,568,383	62,943,045
SBI Cards & Payment Services Ltd.	660,530	6,359,877
Shriram Finance Ltd.	1,855,825	13,164,758
State Bank of India	579,599	4,586,976
Sundaram Finance Ltd.	90,932	4,731,913
Supreme Industries Ltd.	182,693	6,984,389
Suzlon Energy Ltd.(a)	10,420,456	5,965,847
Tata Consumer Products Ltd.	604,707	6,691,852
Tata Elxsi Ltd.	66,783	4,144,322
Tech Mahindra Ltd.	631,687	10,812,193
Trent Ltd.	215,958	12,040,560
TVS Motor Co. Ltd.	594,281	15,178,203
Union Bank of India Ltd.	8,438,620	10,910,115
United Spirits Ltd.	866,780	12,757,566
UPL Ltd.	1,970,208	14,303,542
Varun Beverages Ltd.	868,058	4,325,720
Voltas Ltd.	408,303	6,182,937
Wipro Ltd.	2,031,928	6,489,210
Zomato Ltd.(a)	7,743,777	19,778,431
		752,151,120
Indonesia — 0.5%
Bank Central Asia Tbk PT	14,641,492	7,461,240
Bank Rakyat Indonesia Persero Tbk PT	35,313,100	7,238,882
Chandra Asri Pacific Tbk PT	10,221,700	4,130,603
Security	Shares	Value
Indonesia (continued)
Kalbe Farma Tbk PT	58,849,100	$3,833,355
		22,664,080
Kuwait — 0.2%
Kuwait Finance House KSCP	2,739,270	7,096,252
Malaysia — 2.5%
AMMB Holdings Bhd	5,414,700	6,995,900
Axiata Group Bhd	10,056,300	4,719,577
CELCOMDIGI Bhd	6,057,100	5,014,209
CIMB Group Holdings Bhd	7,473,100	13,125,336
Kuala Lumpur Kepong Bhd	1,010,562	4,671,526
Malayan Banking Bhd	8,664,100	20,829,655
Press Metal Aluminium Holdings Bhd	10,227,500	11,617,356
Public Bank Bhd	21,932,881	22,313,218
Sime Darby Bhd(b)	18,233,800	8,966,086
Sunway Bhd	16,029,323	16,590,606
		114,843,469
Mexico — 1.6%
Cemex SAB de CV, NVS	11,201,658	6,883,183
Fomento Economico Mexicano SAB de CV	1,988,225	18,668,266
Grupo Aeroportuario del Sureste SAB de CV, Class B	176,109	4,760,358
Grupo Bimbo SAB de CV, Series A, Class A	5,158,713	13,836,715
Grupo Financiero Banorte SAB de CV, Class O	2,496,857	17,594,861
Wal-Mart de Mexico SAB de CV	4,530,888	11,987,433
		73,730,816
Peru — 0.2%
Credicorp Ltd.	50,783	9,294,305
Poland — 0.8%
Allegro.eu SA (a)(c)	2,168,913	15,003,849
KGHM Polska Miedz SA	153,162	4,906,375
ORLEN SA	913,844	14,265,219
		34,175,443
Qatar — 0.5%
Qatar National Bank QPSC	4,557,744	20,752,026
Russia — 0.0%
PhosAgro PJSC, New(a)(d)	4,826	48
Polyus PJSC(a)(d)	43,646	5
Rosneft Oil Co. PJSC(a)(d)	759,129	85
Sberbank of Russia PJSC(a)(d)	10,004,860	1,119
TCS Group Holding PLC, GDR(a)(d)(e)	124,025	14
		1,271
Saudi Arabia — 3.0%
ACWA Power Co.	93,028	9,209,117
Al Rajhi Bank	1,899,361	50,551,562
Bank AlBilad	443,350	4,494,649
Dr Sulaiman Al Habib Medical Services Group Co.	189,599	14,185,926
Etihad Etisalat Co.	1,883,797	31,142,952
Saudi Arabian Mining Co.(a)	552,752	6,714,173
Saudi Basic Industries Corp.	795,520	13,151,545
Saudi Telecom Co.	643,008	7,758,343
		137,208,267
South Africa — 4.0%
Anglogold Ashanti PLC, NVS	228,885	6,555,325
Aspen Pharmacare Holdings Ltd.	508,561	4,438,696
Bid Corp. Ltd.	213,843	5,147,547
Clicks Group Ltd.	268,011	4,935,786
FirstRand Ltd.	3,439,485	12,913,120
Gold Fields Ltd.	995,270	17,574,065
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Kumba Iron Ore Ltd.	311,913	$6,221,055
MTN Group Ltd.	977,964	6,113,075
Naspers Ltd., Class N	84,436	20,044,500
Nedbank Group Ltd.	1,093,980	16,360,585
NEPI Rockcastle NV	3,787,543	27,227,393
Sanlam Ltd.	3,778,913	17,430,261
Vodacom Group Ltd.	3,290,762	20,792,763
Woolworths Holdings Ltd./South Africa	4,649,748	14,398,482
		180,152,653
South Korea — 8.9%
CJ CheilJedang Corp.	27,935	4,535,825
Coway Co. Ltd.	173,941	9,631,166
Hana Financial Group Inc.	413,419	16,859,400
HD Hyundai Electric Co. Ltd.	17,158	3,881,608
Kakao Corp.	186,606	5,527,364
KB Financial Group Inc.	445,349	23,892,463
LG Chem Ltd.(a)	33,900	5,467,257
LG Corp.(a)	1	45
LG Display Co. Ltd.(a)	704,931	4,441,098
NAVER Corp.	163,378	23,211,830
NCSoft Corp.(a)	39,580	4,608,247
POSCO Holdings Inc.	53,330	9,983,008
Samsung C&T Corp.	105,550	8,794,231
Samsung Electro-Mechanics Co. Ltd.	66,513	6,171,066
Samsung Electronics Co. Ltd.	3,003,944	112,408,682
Samsung Fire & Marine Insurance Co. Ltd.	24,332	6,370,857
Samsung SDI Co. Ltd.	47,810	7,380,341
Shinhan Financial Group Co. Ltd.	496,298	15,697,445
SK Biopharmaceuticals Co. Ltd.(a)	116,093	9,120,377
SK Hynix Inc.	358,042	47,516,047
SK Inc.	172,526	17,034,648
SK Innovation Co. Ltd.(a)	118,967	10,281,340
SK Square Co. Ltd.(a)	113,464	7,063,923
SK Telecom Co. Ltd.	120,721	4,617,629
SKC Co. Ltd.(a)	45,621	4,109,989
Woori Financial Group Inc.	2,550,227	28,928,821
Yuhan Corp.	54,562	4,576,680
		402,111,387
Taiwan — 20.2%
Accton Technology Corp.	237,000	4,743,877
Acer Inc.	11,329,000	13,367,035
ASE Technology Holding Co. Ltd.	1,961,000	9,910,397
Asia Vital Components Co. Ltd.	440,000	6,931,470
Asustek Computer Inc.	235,000	4,809,658
Cathay Financial Holding Co. Ltd.	18,356,769	37,855,746
Chailease Holding Co. Ltd.	1,467,000	5,568,210
Chunghwa Telecom Co. Ltd.	4,847,000	18,853,821
CTBC Financial Holding Co. Ltd.	12,479,000	15,419,357
Delta Electronics Inc.	1,767,000	21,216,348
E Ink Holdings Inc.	750,000	6,187,006
E.Sun Financial Holding Co. Ltd.	60,237,591	53,139,972
Eva Airways Corp.	13,233,000	17,179,856
Far EasTone Telecommunications Co. Ltd.	1,723,000	4,698,150
First Financial Holding Co. Ltd.	68,132,119	57,121,869
Fortune Electric Co. Ltd.	286,000	5,410,078
Fubon Financial Holding Co. Ltd.	8,445,542	23,526,798
Hon Hai Precision Industry Co. Ltd.	4,222,000	21,859,440
Lite-On Technology Corp.	2,015,000	6,454,719
MediaTek Inc.	807,000	36,096,442
Quanta Computer Inc.	999,000	7,403,701
Shin Kong Financial Holding Co. Ltd.(a)	29,020,000	10,894,784
Security	Shares	Value
Taiwan (continued)
SinoPac Financial Holdings Co. Ltd.	20,600,611	$14,179,795
Taishin Financial Holding Co. Ltd.	16,766,135	8,847,437
Taiwan Semiconductor Manufacturing Co. Ltd.	15,079,000	459,924,477
United Microelectronics Corp.	11,881,000	15,612,464
Voltronic Power Technology Corp.	150,000	7,414,660
Wistron Corp.	1,324,000	4,428,823
Yuanta Financial Holding Co. Ltd.	10,833,000	12,010,175
		911,066,565
Thailand — 1.6%
Advanced Info Service PCL, NVDR	2,975,400	24,057,926
Bangkok Dusit Medical Services PCL, NVDR	18,267,900	12,936,811
Delta Electronics Thailand PCL, NVDR(b)	2,854,900	6,517,546
Home Product Center PCL, NVDR(b)	20,823,400	5,162,820
PTT Oil & Retail Business PCL, NVDR	23,920,200	7,717,148
PTT PCL, NVDR	19,290,400	17,795,375
		74,187,626
Turkey — 0.6%
Akbank TAS	3,147,514	5,828,439
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,021,830	5,178,602
Haci Omer Sabanci Holding AS	4,196,579	11,173,881
Yapi ve Kredi Bankasi A/S	6,117,372	4,952,986
		27,133,908
United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC	7,413,832	23,092,843
Abu Dhabi Islamic Bank PJSC	4,335,000	20,065,346
Emaar Properties PJSC	1,215,510	4,489,960
Emirates NBD Bank PJSC	807,495	4,858,931
Emirates Telecommunications Group Co. PJSC	2,233,992	10,145,800
First Abu Dhabi Bank PJSC	3,969,272	15,389,676
		78,042,556
Total Common Stocks — 98.6% (Cost: $3,777,231,091)		4,454,340,908
Preferred Stocks
Brazil — 0.6%
Banco Bradesco SA, Preference Shares, NVS	2,180,025	4,161,844
Itau Unibanco Holding SA, Preference Shares, NVS	1,184,042	6,423,327
Petroleo Brasileiro SA, Preference Shares, NVS	2,195,516	13,398,366
		23,983,537
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	536,039	5,536,127
South Korea — 0.5%
LG Chem Ltd., Preference Shares, NVS(a)	1,505	117,535
Samsung Electronics Co. Ltd., Preference Shares, NVS	753,248	23,146,325
		23,263,860
Total Preferred Stocks — 1.2% (Cost: $59,993,124)		52,783,524
Total Long-Term Investments — 99.8% (Cost: $3,837,224,215)		4,507,124,432
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	9,024,625	$9,029,137
Total Short-Term Securities — 0.2% (Cost: $9,029,137)		9,029,137
Total Investments — 100.0% (Cost: $3,846,253,352)		4,516,153,569
Other Assets Less Liabilities — 0.0%		1,960,136
Net Assets — 100.0%		$4,518,113,705

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,767,753	$6,264,242 (a)	$—	$(181)	$(2,677)	$9,029,137	9,024,625	$66,521 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	586,675	—
				$(181)	$(2,677)	$9,029,137		$653,196	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	160	03/21/25	$8,772	$(193,326)
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® ESG Aware MSCI EM ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$193,326	$—	$—	$—	$193,326

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$290,613	$—	$—	$—	$290,613
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(173,282)	$—	$—	$—	$(173,282)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$14,501,315
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$594,703,450	$3,859,636,187	$1,271	$4,454,340,908
Preferred Stocks	29,519,664	23,263,860	—	52,783,524
Short-Term Securities
Money Market Funds	9,029,137	—	—	9,029,137
	$633,252,251	$3,882,900,047	$1,271	$4,516,153,569
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(193,326)	$—	$—	$(193,326)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $38,005,447 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 4.5%
Ambev SA	12,890,418	$26,754,462
B3 SA - Brasil Bolsa Balcao	15,016,408	26,525,123
Banco Bradesco SA	4,407,224	7,755,020
Banco BTG Pactual SA	3,264,463	17,509,828
Banco do Brasil SA	4,752,623	22,045,151
BB Seguridade Participacoes SA	1,939,322	12,464,047
BRF SA	1,403,393	4,273,834
Caixa Seguridade Participacoes S/A	1,705,628	4,403,378
CCR SA	2,762,559	5,489,786
Centrais Eletricas Brasileiras SA	3,260,631	21,166,563
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,323,736	21,354,606
CPFL Energia SA	611,429	3,643,037
Embraer SA(a)	1,945,324	23,036,014
Energisa SA	689,315	4,455,993
Engie Brasil Energia SA	505,839	3,193,470
Equatorial Energia SA	3,253,215	16,609,622
Equatorial Energia SA, NVS(a)	11,151	55,417
JBS SA	2,137,509	11,250,907
Klabin SA	2,297,353	7,714,227
Localiza Rent a Car SA	2,526,349	12,057,511
Natura & Co. Holding SA	2,433,330	5,343,891
NU Holdings Ltd./Cayman Islands, Class A(a)	8,819,171	94,806,088
Petroleo Brasileiro SA	10,324,850	68,479,851
PRIO SA(a)	2,235,947	14,495,783
Raia Drogasil SA	3,582,725	10,575,996
Rede D'Or Sao Luiz SA(b)	2,202,115	10,169,678
Rumo SA	3,548,104	10,202,611
Suzano SA	1,909,678	18,264,328
Telefonica Brasil SA	1,150,566	9,446,615
TIM SA/Brazil	2,368,273	6,504,289
TOTVS SA	1,540,269	9,145,891
Ultrapar Participacoes SA	2,012,330	5,683,940
Vale SA	10,019,524	93,853,532
Vibra Energia SA	2,840,480	8,211,251
WEG SA	4,670,734	38,412,090
XP Inc., Class A	1,032,810	14,614,261
		669,968,091
Chile — 0.6%
Banco de Chile	123,700,795	16,072,223
Banco de Credito e Inversiones SA	231,685	7,851,500
Banco Santander Chile	183,345,810	9,980,251
Cencosud SA	3,609,620	9,513,745
Empresas CMPC SA	3,061,135	5,182,094
Empresas Copec SA	1,143,282	8,076,145
Enel Americas SA	58,025,510	5,268,122
Enel Chile SA	78,771,212	5,206,773
Falabella SA	2,187,627	8,569,009
Latam Airlines Group SA	583,735,229	9,388,207
		85,108,069
Colombia — 0.1%
Bancolombia SA	725,261	7,979,264
Interconexion Electrica SA ESP	1,314,281	6,555,870
		14,535,134
Czech Republic — 0.2%
CEZ AS	441,298	18,667,058
Komercni Banka AS	211,964	9,150,546
Moneta Money Bank AS(b)	730,548	4,108,241
		31,925,845
Security	Shares	Value
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	6,379,577	$9,534,728
Eastern Co. SAE	3,489,801	2,135,910
Talaat Moustafa Group	2,304,016	2,456,404
		14,127,042
Greece — 0.7%
Alpha Services and Holdings SA	6,201,288	12,604,035
Eurobank Ergasias Services and Holdings SA, Class A	7,178,270	18,728,621
Hellenic Telecommunications Organization SA	466,761	7,282,949
Jumbo SA	315,373	8,720,681
Metlen Energy & Metals SA	292,238	10,780,916
National Bank of Greece SA	2,410,776	22,384,339
OPAP SA	499,367	8,876,041
Piraeus Financial Holdings SA	2,964,145	13,996,246
Public Power Corp. SA	546,662	7,517,642
		110,891,470
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	1,158,548	8,590,196
OTP Bank Nyrt	621,126	38,121,201
Richter Gedeon Nyrt	387,552	10,755,305
		57,466,702
India — 24.7%
ABB India Ltd.	151,536	8,588,871
Adani Enterprises Ltd.	445,860	10,737,354
Adani Ports & Special Economic Zone Ltd.	1,482,200	18,225,796
Adani Power Ltd.(a)	1,588,661	8,746,581
Alkem Laboratories Ltd.	116,121	6,177,175
Ambuja Cements Ltd.	1,716,735	9,172,529
APL Apollo Tubes Ltd.	496,886	8,199,789
Apollo Hospitals Enterprise Ltd.	279,153	19,372,121
Ashok Leyland Ltd.	4,100,916	10,039,289
Asian Paints Ltd.	1,057,819	26,414,343
Astral Ltd.	372,804	5,709,002
AU Small Finance Bank Ltd.(b)	1,017,793	6,615,881
Aurobindo Pharma Ltd.	725,539	8,807,619
Avenue Supermarts Ltd.(a)(b)	449,061	17,507,706
Axis Bank Ltd.	6,313,589	73,699,021
Bajaj Auto Ltd.	186,757	16,931,388
Bajaj Finance Ltd.	770,198	75,495,079
Bajaj Finserv Ltd.	1,056,881	22,718,571
Bajaj Holdings & Investment Ltd.	74,523	9,888,521
Balkrishna Industries Ltd.	224,163	6,719,827
Bank of Baroda	2,885,436	6,539,381
Bharat Electronics Ltd.	10,098,388	28,664,152
Bharat Forge Ltd.	741,097	8,646,286
Bharat Heavy Electricals Ltd.	2,978,505	6,155,523
Bharat Petroleum Corp. Ltd.	4,220,631	11,524,024
Bharti Airtel Ltd.	7,080,861	127,635,300
Bosch Ltd.	21,724	6,602,589
Britannia Industries Ltd.	299,855	15,782,561
BSE Ltd.	119,571	6,384,270
Canara Bank	5,040,775	4,695,543
CG Power & Industrial Solutions Ltd.	1,762,744	11,605,657
Cholamandalam Investment and Finance Co. Ltd.	1,161,344	18,713,620
Cipla Ltd.	1,451,303	23,431,646
Coal India Ltd.	5,151,726	21,868,122
Colgate-Palmolive India Ltd.	379,980	10,716,265
Container Corp. of India Ltd.	679,547	4,867,148
Cummins India Ltd.	401,348	12,527,287
Dabur India Ltd.	1,473,960	8,328,995
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Divi's Laboratories Ltd.	332,286	$20,839,457
Dixon Technologies India Ltd.	101,074	16,203,289
DLF Ltd.	2,036,719	14,895,459
Dr Reddy's Laboratories Ltd.	1,609,547	20,582,059
Eicher Motors Ltd.	377,968	20,671,139
GAIL India Ltd.	6,489,110	11,669,615
GMR Airports Infrastructure Ltd.(a)	7,289,689	5,831,876
Godrej Consumer Products Ltd.	1,122,958	12,944,920
Godrej Properties Ltd.(a)	430,175	9,597,880
Grasim Industries Ltd.	731,835	19,361,820
Havells India Ltd.	711,013	11,590,946
HCL Technologies Ltd.	2,628,491	47,573,476
HDFC Asset Management Co. Ltd.(b)	265,164	11,043,130
HDFC Bank Ltd.	15,670,843	311,916,295
HDFC Life Insurance Co. Ltd.(b)	2,663,215	18,603,619
Hero MotoCorp Ltd.	337,922	14,271,370
Hindalco Industries Ltd.	3,713,251	27,116,170
Hindustan Aeronautics Ltd., NVS	552,353	19,613,192
Hindustan Petroleum Corp. Ltd.	2,648,219	8,936,119
Hindustan Unilever Ltd.	2,275,214	57,033,872
Hyundai Motor India Ltd.(a)	448,406	8,864,735
ICICI Bank Ltd.	14,466,580	200,683,580
ICICI Lombard General Insurance Co. Ltd.(b)	663,982	12,860,598
ICICI Prudential Life Insurance Co. Ltd.(b)	1,001,959	6,334,250
IDFC First Bank Ltd.(a)	10,009,171	6,717,334
Indian Hotels Co. Ltd., Class A	2,384,543	19,613,728
Indian Oil Corp. Ltd.	7,938,469	10,365,251
Indian Railway Catering & Tourism Corp. Ltd.	684,730	5,277,938
Indus Towers Ltd.(a)	3,364,467	12,507,571
IndusInd Bank Ltd.	1,590,722	18,079,007
Info Edge India Ltd.	199,472	16,031,771
Infosys Ltd.	9,184,946	179,597,225
InterGlobe Aviation Ltd.(a)(b)	523,515	26,906,884
ITC Ltd.	8,323,018	37,714,730
Jindal Stainless Ltd.	927,288	6,230,817
Jindal Steel & Power Ltd.	1,133,989	11,184,004
Jio Financial Services Ltd., NVS(a)	7,883,499	18,831,958
JSW Energy Ltd.	1,212,579	6,468,242
JSW Steel Ltd.	1,702,825	18,613,091
Jubilant Foodworks Ltd.	1,029,177	7,399,094
Kalyan Jewellers India Ltd.	1,157,877	6,161,386
Kotak Mahindra Bank Ltd.	3,020,857	65,999,935
Larsen & Toubro Ltd.	1,860,789	67,643,975
LTIMindtree Ltd.(b)	210,487	11,291,796
Lupin Ltd.	633,622	13,835,395
Macrotech Developers Ltd.	848,887	11,023,209
Mahindra & Mahindra Ltd.	2,589,070	76,835,462
Mankind Pharma Ltd.(a)	337,236	8,865,224
Marico Ltd.	1,424,446	9,798,664
Maruti Suzuki India Ltd.	347,762	47,670,333
Max Healthcare Institute Ltd.	2,151,296	24,134,998
Mphasis Ltd.	285,988	7,407,199
MRF Ltd.	6,691	8,077,808
Muthoot Finance Ltd.	343,925	8,418,466
Nestle India Ltd., NVS	928,411	23,282,877
NHPC Ltd., NVS	8,216,292	6,900,832
NMDC Ltd.	8,695,137	6,251,292
NTPC Ltd.	12,023,486	43,037,510
Oberoi Realty Ltd.	352,694	6,018,859
Oil & Natural Gas Corp. Ltd.	8,702,973	22,567,193
Oil India Ltd.	1,348,174	5,313,352
Oracle Financial Services Software Ltd.	60,606	5,416,365
Security	Shares	Value
India (continued)
Page Industries Ltd.	16,946	$7,862,980
PB Fintech Ltd.(a)	957,797	16,147,015
Persistent Systems Ltd., NVS	303,306	18,501,260
Petronet LNG Ltd.	2,164,776	7,044,314
Phoenix Mills Ltd. (The)	545,020	9,678,339
PI Industries Ltd.	210,700	7,279,306
Pidilite Industries Ltd.	422,136	12,838,179
Polycab India Ltd.	151,232	8,186,062
Power Finance Corp. Ltd.	4,096,149	17,240,709
Power Grid Corp. of India Ltd.	12,811,877	36,886,950
Prestige Estates Projects Ltd.	476,553	6,162,846
Punjab National Bank	6,317,320	6,362,893
Rail Vikas Nigam Ltd.	1,448,789	5,566,175
REC Ltd.	3,635,848	15,144,986
Reliance Industries Ltd.	16,837,101	231,981,076
Samvardhana Motherson International Ltd.	9,088,549	12,413,363
SBI Cards & Payment Services Ltd.	812,469	7,822,814
SBI Life Insurance Co. Ltd.(b)	1,253,835	20,570,442
Shree Cement Ltd.	24,763	7,748,383
Shriram Finance Ltd.	3,920,509	27,811,110
Siemens Ltd.	252,364	13,409,081
Solar Industries India Ltd.	75,391	7,553,815
Sona Blw Precision Forgings Ltd.(b)	1,256,788	7,129,584
SRF Ltd.	366,662	11,744,704
State Bank of India	4,936,853	39,070,509
Sun Pharmaceutical Industries Ltd.	2,651,163	48,351,181
Sundaram Finance Ltd.	184,310	9,591,111
Supreme Industries Ltd.	178,449	6,822,140
Suzlon Energy Ltd.(a)	26,360,989	15,092,011
Tata Communications Ltd.	323,125	5,018,633
Tata Consultancy Services Ltd.	2,499,220	99,920,172
Tata Consumer Products Ltd.	1,630,899	18,047,970
Tata Elxsi Ltd.	94,315	5,852,862
Tata Motors Ltd.	5,599,796	39,972,649
Tata Power Co. Ltd. (The)	4,425,521	17,252,520
Tata Steel Ltd.	20,674,604	32,656,725
Tech Mahindra Ltd.	1,489,069	25,487,466
Thermax Ltd.	117,002	4,358,678
Titan Co. Ltd.	977,569	34,555,314
Torrent Pharmaceuticals Ltd.	319,998	10,810,127
Torrent Power Ltd.	486,691	7,069,871
Trent Ltd.	503,961	28,097,929
Tube Investments of India Ltd.	303,034	8,564,924
TVS Motor Co. Ltd.	668,322	17,069,243
UltraTech Cement Ltd.	319,157	37,085,545
Union Bank of India Ltd.	4,162,657	5,381,812
United Spirits Ltd.	805,579	11,856,789
UPL Ltd.	1,252,549	9,093,399
Varun Beverages Ltd.	3,674,971	18,313,171
Vedanta Ltd.	3,792,524	17,249,501
Vodafone Idea Ltd.(a)	67,680,592	5,878,445
Voltas Ltd.	652,952	9,887,659
Wipro Ltd.	7,238,650	23,117,511
Yes Bank Ltd.(a)	38,631,495	7,433,264
Zomato Ltd.(a)	19,992,175	51,062,145
Zydus Lifesciences Ltd.	695,832	6,994,954
		3,701,087,089
Indonesia — 1.7%
Adaro Energy Indonesia Tbk PT	38,436,000	4,815,917
Amman Mineral Internasional PT(a)	18,099,500	7,161,046
Astra International Tbk PT	55,121,500	15,073,726
Bank Central Asia Tbk PT	152,771,227	77,851,549
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Bank Mandiri Persero Tbk PT	102,596,700	$28,724,930
Bank Negara Indonesia Persero Tbk PT	41,842,500	10,215,976
Bank Rakyat Indonesia Persero Tbk PT	188,462,571	38,633,208
Barito Pacific Tbk PT	63,044,105	2,992,588
Chandra Asri Pacific Tbk PT	21,294,900	8,605,297
Charoen Pokphand Indonesia Tbk PT	21,243,200	5,368,457
GoTo Gojek Tokopedia Tbk PT(a)	2,478,457,739	11,251,753
Indofood CBP Sukses Makmur Tbk PT	6,443,000	4,060,878
Indofood Sukses Makmur Tbk PT	11,763,500	5,055,183
Kalbe Farma Tbk PT	58,437,600	3,806,551
Sumber Alfaria Trijaya Tbk PT	51,807,700	6,874,363
Telkom Indonesia Persero Tbk PT	135,864,600	19,446,612
United Tractors Tbk PT	4,201,900	5,672,755
		255,610,789
Kuwait — 1.2%
Boubyan Bank KSCP	4,051,204	8,788,542
Gulf Bank KSCP	5,336,843	5,932,154
Kuwait Finance House KSCP	28,085,194	72,756,472
Mabanee Co. KPSC	1,905,802	5,102,293
Mobile Telecommunications Co. KSCP	5,278,452	8,386,980
National Bank of Kuwait SAKP	21,776,872	72,578,952
		173,545,393
Luxembourg — 0.0%
Zabka Group SA(a)	827,785	4,568,090
Malaysia — 2.0%
AMMB Holdings Bhd	6,837,400	8,834,057
Axiata Group Bhd	8,280,800	3,886,307
CELCOMDIGI Bhd	9,877,400	8,176,743
CIMB Group Holdings Bhd	22,288,900	39,146,980
Gamuda Bhd(c)	12,581,200	12,334,738
Genting Bhd	5,774,100	4,266,923
Hong Leong Bank Bhd	1,745,400	8,390,696
IHH Healthcare Bhd	5,902,300	9,853,700
IOI Corp. Bhd	7,438,000	6,486,518
Kuala Lumpur Kepong Bhd	1,396,600	6,456,064
Malayan Banking Bhd	15,038,500	36,154,566
Maxis Bhd	6,904,400	5,361,908
MISC Bhd	3,696,500	6,052,015
MR DIY Group M Bhd(b)	9,634,650	2,986,802
Nestle Malaysia Bhd	182,500	3,459,373
Petronas Chemicals Group Bhd	7,753,800	6,483,270
Petronas Dagangan Bhd	826,500	3,558,032
Petronas Gas Bhd	2,346,100	9,200,392
PPB Group Bhd	1,836,640	4,422,118
Press Metal Aluminium Holdings Bhd	10,205,100	11,591,912
Public Bank Bhd	40,111,200	40,806,766
QL Resources Bhd	4,545,050	4,947,523
RHB Bank Bhd	3,983,500	6,171,649
SD Guthrie Bhd	5,760,000	6,547,727
Sime Darby Bhd(c)	7,757,000	3,814,341
Sunway Bhd	6,668,000	6,901,487
Telekom Malaysia Bhd	3,170,000	4,858,128
Tenaga Nasional Bhd	7,933,000	24,232,296
YTL Corp. Bhd	9,408,700	3,997,686
YTL Power International Bhd(c)	6,780,500	4,840,841
		304,221,558
Mexico — 2.7%
Alfa SAB de CV, Class A	10,149,153	8,685,589
America Movil SAB de CV, Series B, Class B	50,956,571	36,220,468
Arca Continental SAB de CV	1,442,808	14,901,903
Security	Shares	Value
Mexico (continued)
Cemex SAB de CV, NVS	41,979,354	$25,795,429
Coca-Cola Femsa SAB de CV	1,449,200	12,903,478
Fibra Uno Administracion SA de CV	7,991,500	8,666,466
Fomento Economico Mexicano SAB de CV	4,822,541	45,280,830
Gruma SAB de CV, Class B	512,735	8,853,497
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	792,633	7,619,751
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,077,956	20,319,319
Grupo Aeroportuario del Sureste SAB de CV, Class B	506,092	13,680,045
Grupo Bimbo SAB de CV, Series A, Class A	3,556,953	9,540,470
Grupo Carso SAB de CV, Series A1, Class A1	1,614,233	9,351,305
Grupo Comercial Chedraui SA de CV	817,734	4,681,064
Grupo Financiero Banorte SAB de CV, Class O	7,203,286	50,760,141
Grupo Financiero Inbursa SAB de CV, Class O(a)	5,129,171	11,873,404
Grupo Mexico SAB de CV, Series B, Class B	8,653,586	40,682,885
Industrias Penoles SAB de CV(a)	554,885	8,489,033
Kimberly-Clark de Mexico SAB de CV, Class A	4,129,722	6,176,299
Prologis Property Mexico SA de CV	2,917,204	9,226,790
Promotora y Operadora de Infraestructura SAB de CV	561,584	5,593,162
Qualitas Controladora SAB de CV	551,857	5,316,128
Wal-Mart de Mexico SAB de CV	14,520,151	38,416,163
		403,033,619
Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	463,327	5,907,419
Credicorp Ltd.	187,946	34,397,877
Southern Copper Corp.	243,356	21,641,649
		61,946,945
Philippines — 0.7%
Ayala Corp.	714,040	6,816,307
Ayala Land Inc.	18,351,500	6,876,940
Bank of the Philippine Islands	5,818,878	12,472,070
BDO Unibank Inc.	6,525,792	16,879,231
International Container Terminal Services Inc.	2,814,650	16,977,447
Jollibee Foods Corp.	1,304,820	5,786,950
Manila Electric Co.	839,750	7,095,357
Metropolitan Bank & Trust Co.	5,308,697	6,569,876
PLDT Inc.	209,865	4,816,173
SM Investments Corp.	614,185	8,122,774
SM Prime Holdings Inc.	28,630,800	11,039,419
		103,452,544
Poland — 1.3%
Allegro.eu SA (a)(b)	1,615,133	11,172,975
Bank Polska Kasa Opieki SA	507,046	21,444,413
CD Projekt SA(c)	180,617	9,944,386
Dino Polska SA(a)(b)	136,440	16,762,920
KGHM Polska Miedz SA	381,703	12,227,434
LPP SA	3,051	13,783,708
mBank SA(a)	43,070	7,959,633
ORLEN SA	1,604,227	25,042,183
PGE Polska Grupa Energetyczna SA(a)	2,515,358	4,458,888
Powszechna Kasa Oszczednosci Bank Polski SA	2,418,561	41,365,824
Powszechny Zaklad Ubezpieczen SA	1,664,062	22,250,257
Santander Bank Polska SA	112,421	14,583,667
		200,996,288
Qatar — 1.2%
Barwa Real Estate Co.	6,348,827	4,966,595
Commercial Bank PSQC (The)	9,424,366	11,692,286
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Qatar (continued)
Dukhan Bank	5,338,512	$5,386,192
Industries Qatar QSC	4,291,443	15,578,699
Masraf Al Rayan QSC	16,533,296	10,541,383
Mesaieed Petrochemical Holding Co.	16,551,342	6,487,520
Ooredoo QPSC	2,297,123	7,841,021
Qatar Electricity & Water Co. QSC	1,303,638	5,304,897
Qatar Fuel QSC	418,524	1,650,233
Qatar Gas Transport Co. Ltd.	7,604,100	9,389,195
Qatar International Islamic Bank QSC	2,895,660	8,493,629
Qatar Islamic Bank QPSC	4,976,676	28,442,939
Qatar National Bank QPSC	12,916,107	58,808,786
		174,583,375
Russia — 0.0%
Alrosa PJSC(a)(d)	1,271,273	142
Mobile TeleSystems PJSC(a)(d)	418,880	47
Moscow Exchange MICEX-RTS PJSC(a)(d)	631,870	71
Ozon Holdings PLC, ADR(a)(d)	534	—
PhosAgro PJSC, GDR(a)(d)(e)	1	—
PhosAgro PJSC, New(a)(d)	433	4
Polyus PJSC(a)(d)	13,397	2
Rosneft Oil Co. PJSC(a)(d)	532,936	60
Sberbank of Russia PJSC(a)(d)	4,933,827	552
Severstal PAO(a)(d)	109,143	12
TCS Group Holding PLC, GDR(a)(d)(e)	58,085	6
United Co. RUSAL International PJSC(a)(d)	1,500,930	168
VK Co. Ltd.(a)(d)(e)	873	—
VTB Bank PJSC(a)(d)	232,194	—
X5 Retail Group NV, GDR(a)(d)(e)	67,732	8
		1,072
Saudi Arabia — 5.8%
ACWA Power Co.	403,445	39,938,215
Ades Holding Co.	892,792	4,088,015
Al Rajhi Bank	5,431,796	144,567,448
Al Rajhi Co. for Co-operative Insurance(a)	109,713	4,873,437
Alinma Bank	3,377,818	27,292,224
Almarai Co. JSC	1,337,932	20,238,969
Arab National Bank	2,484,030	14,324,429
Arabian Internet & Communications Services Co.	67,321	5,732,992
Bank AlBilad	1,694,499	17,178,702
Bank Al-Jazira(a)	1,392,895	6,589,190
Banque Saudi Fransi	3,361,007	15,311,557
Bupa Arabia for Cooperative Insurance Co.	227,759	10,348,541
Co. for Cooperative Insurance (The)	204,197	7,898,314
Dallah Healthcare Co.	100,623	3,868,980
Dar Al Arkan Real Estate Development Co.(a)	1,458,067	6,944,222
Dr Sulaiman Al Habib Medical Services Group Co.	242,163	18,118,801
Elm Co.	66,251	18,792,940
Etihad Etisalat Co.	1,043,714	17,254,691
Jarir Marketing Co.	1,605,930	5,415,992
Mouwasat Medical Services Co.	266,983	6,028,069
Nahdi Medical Co.	105,262	3,304,954
Riyad Bank	4,038,445	31,737,842
SABIC Agri-Nutrients Co.	642,067	18,527,576
Sahara International Petrochemical Co.	961,014	5,478,508
SAL Saudi Logistics Services	67,356	4,395,222
Saudi Arabian Mining Co.(a)	3,685,896	44,771,877
Saudi Arabian Oil Co.(b)	16,043,243	115,960,961
Saudi Aramco Base Oil Co.	149,799	4,126,964
Saudi Awwal Bank	2,760,547	26,173,539
Security	Shares	Value
Saudi Arabia (continued)
Saudi Basic Industries Corp.	2,480,456	$41,006,925
Saudi Electricity Co.	2,295,648	10,176,461
Saudi Industrial Investment Group	995,596	4,428,698
Saudi Investment Bank (The)	1,778,301	6,850,016
Saudi Kayan Petrochemical Co.(a)	1,943,123	3,147,070
Saudi National Bank (The)	8,095,860	75,609,640
Saudi Research & Media Group(a)	99,720	5,452,477
Saudi Tadawul Group Holding Co.	133,594	7,525,495
Saudi Telecom Co.	5,565,305	67,149,308
Yanbu National Petrochemical Co.	766,133	7,128,343
		877,757,604
South Africa — 4.3%
Absa Group Ltd.	2,342,532	23,409,944
Anglo American Platinum Ltd.	259,837	7,795,791
Anglogold Ashanti PLC, NVS	1,386,144	39,699,520
Aspen Pharmacare Holdings Ltd.	1,037,384	9,054,239
Bid Corp. Ltd.	929,739	22,380,323
Bidvest Group Ltd. (The)	932,640	12,240,962
Capitec Bank Holdings Ltd.	240,074	39,452,013
Clicks Group Ltd.	648,738	11,947,389
Discovery Ltd.	1,487,557	16,452,969
FirstRand Ltd.	13,991,057	52,527,688
Gold Fields Ltd.	2,473,364	43,673,635
Harmony Gold Mining Co. Ltd.	1,585,127	15,592,518
Impala Platinum Holdings Ltd.(a)	2,489,347	11,771,304
Kumba Iron Ore Ltd.	175,345	3,497,228
MTN Group Ltd.	4,689,105	29,310,741
Naspers Ltd., Class N	468,146	111,134,497
Nedbank Group Ltd.	1,281,118	19,159,253
NEPI Rockcastle NV	1,676,224	12,049,820
Old Mutual Ltd.	13,140,250	8,891,265
OUTsurance Group Ltd., NVS	2,367,810	9,033,366
Pepkor Holdings Ltd.(b)	6,583,357	9,074,547
Reinet Investments SCA	382,279	9,371,046
Remgro Ltd.	1,383,839	10,919,089
Sanlam Ltd.	4,956,990	22,864,149
Sasol Ltd.	1,618,331	6,958,779
Shoprite Holdings Ltd.	1,384,684	20,150,447
Standard Bank Group Ltd.	3,677,654	42,666,656
Vodacom Group Ltd.	1,756,231	11,096,790
Woolworths Holdings Ltd./South Africa	2,561,762	7,932,792
		640,108,760
South Korea — 12.7%
Alteogen Inc.(a)	111,026	29,590,733
Amorepacific Corp.(a)	80,484	6,454,308
Celltrion Inc.	434,887	54,856,835
CJ CheilJedang Corp.	22,561	3,663,245
Coway Co. Ltd.	152,022	8,417,504
DB Insurance Co. Ltd.	129,063	8,086,517
Doosan Bobcat Inc.	158,933	5,122,799
Doosan Enerbility Co. Ltd.(a)	1,245,717	21,825,536
Ecopro BM Co. Ltd.(a)(c)	136,243	11,164,326
Ecopro Co. Ltd.	280,890	12,037,824
Ecopro Materials Co. Ltd.(a)	64,418	3,877,039
Hana Financial Group Inc.	792,983	32,338,179
Hanjin Kal Corp.	67,296	3,829,946
Hankook Tire & Technology Co. Ltd.(a)	203,395	5,275,789
Hanmi Pharm Co. Ltd.	2,543	419,016
Hanmi Semiconductor Co. Ltd.	122,464	8,007,144
Hanwha Aerospace Co. Ltd.	88,493	36,116,096
Hanwha Ocean Co. Ltd.(a)	256,764	13,068,478
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
HD Hyundai Co. Ltd.	125,344	$6,261,236
HD Hyundai Electric Co. Ltd.	64,919	14,686,449
HD Hyundai Heavy Industries Co. Ltd.	61,494	12,436,465
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	116,745	17,073,491
HLB Inc.(a)	325,480	19,858,762
HMM Co. Ltd.	732,929	9,845,173
HYBE Co. Ltd.(a)	62,524	11,046,407
Hyundai Glovis Co. Ltd.	103,307	9,217,135
Hyundai Mobis Co. Ltd.	166,850	28,076,962
Hyundai Motor Co.	373,656	49,545,183
Hyundai Rotem Co. Ltd.(a)	211,976	11,367,683
Industrial Bank of Korea	753,241	8,034,746
Kakao Corp.	861,829	25,527,809
KakaoBank Corp.	458,029	7,756,760
KB Financial Group Inc.	1,031,485	55,337,988
Kia Corp.	660,918	42,265,003
Korea Aerospace Industries Ltd.(a)	204,088	8,856,473
Korea Electric Power Corp.	715,373	10,442,299
Korea Investment Holdings Co. Ltd.	118,949	6,502,541
Korea Zinc Co. Ltd.	11,824	5,994,064
Korean Air Lines Co. Ltd.	497,922	8,067,300
Krafton Inc.(a)	79,563	18,719,564
KT&G Corp.	266,410	17,893,927
LG Chem Ltd.(a)	133,907	21,595,987
LG Corp.(a)	248,285	11,321,295
LG Display Co. Ltd.(a)	835,856	5,265,931
LG Electronics Inc.	289,975	15,702,858
LG Energy Solution Ltd.(a)(c)	128,905	31,218,156
LG H&H Co. Ltd.(a)	26,163	5,714,692
LG Innotek Co. Ltd.(a)	39,066	4,366,165
LG Uplus Corp.	567,325	4,106,604
Lotte Chemical Corp.	4,123	176,226
LS Electric Co. Ltd.	42,461	7,091,986
Meritz Financial Group Inc.	262,183	21,735,897
Mirae Asset Securities Co. Ltd.	678,379	4,073,333
NAVER Corp.	393,555	55,914,087
NCSoft Corp.(a)	36,936	4,300,410
Netmarble Corp.(b)	199	5,489
NH Investment & Securities Co. Ltd.	377,758	3,849,925
Orion Corp./Republic of Korea	63,721	4,442,284
POSCO Future M Co. Ltd.	84,837	8,282,473
POSCO Holdings Inc.	193,914	36,299,363
Posco International Corp.	147,283	5,246,417
Samsung Biologics Co. Ltd.(a)(b)	49,165	37,641,404
Samsung C&T Corp.	243,175	20,260,892
Samsung Electro-Mechanics Co. Ltd.	154,918	14,373,270
Samsung Electronics Co. Ltd.	13,220,949	494,732,742
Samsung Fire & Marine Insurance Co. Ltd.	84,960	22,245,110
Samsung Heavy Industries Co. Ltd.(a)	1,822,282	17,423,133
Samsung Life Insurance Co. Ltd.	219,793	13,041,294
Samsung SDI Co. Ltd.	151,566	23,396,961
Samsung SDS Co. Ltd.	116,778	9,859,875
Shinhan Financial Group Co. Ltd.	1,184,246	37,456,602
SK Biopharmaceuticals Co. Ltd.(a)	86,875	6,824,983
SK Bioscience Co. Ltd.(a)	10,841	316,828
SK Hynix Inc.	1,508,234	200,158,968
SK Inc.	100,933	9,965,792
SK Innovation Co. Ltd.(a)	188,245	16,268,468
SK Square Co. Ltd.(a)	259,444	16,152,192
SK Telecom Co. Ltd.	133,678	5,113,240
SKC Co. Ltd.(a)	53,466	4,816,744
Security	Shares	Value
South Korea (continued)
S-Oil Corp.	130,250	$5,063,601
Woori Financial Group Inc.	1,747,602	19,824,143
Yuhan Corp.	157,601	13,219,627
		1,907,830,181
Taiwan — 27.0%
Accton Technology Corp.	1,412,000	28,263,098
Acer Inc.	8,155,000	9,622,047
Advantech Co. Ltd.	1,318,280	16,137,083
Airtac International Group	397,439	11,522,097
Alchip Technologies Ltd.	213,976	21,086,714
ASE Technology Holding Co. Ltd.	9,254,000	46,767,369
Asia Cement Corp.	6,374,000	8,066,351
Asia Vital Components Co. Ltd.	919,000	14,477,321
Asustek Computer Inc.	1,952,000	39,950,862
AUO Corp.	19,057,800	8,782,973
Catcher Technology Co. Ltd.	1,739,000	10,847,536
Cathay Financial Holding Co. Ltd.	26,557,379	54,767,230
Chailease Holding Co. Ltd.	4,114,835	15,618,449
Chang Hwa Commercial Bank Ltd.	16,455,020	9,065,368
Cheng Shin Rubber Industry Co. Ltd.	5,041,000	7,695,713
China Airlines Ltd.	7,943,000	5,691,397
China Steel Corp.	32,631,000	24,076,193
Chunghwa Telecom Co. Ltd.	10,410,000	40,492,732
Compal Electronics Inc.	11,586,000	13,543,727
CTBC Financial Holding Co. Ltd.	46,243,000	57,138,981
Delta Electronics Inc.	5,419,000	65,065,868
E Ink Holdings Inc.	2,424,000	19,996,403
E.Sun Financial Holding Co. Ltd.	39,858,068	35,161,708
Eclat Textile Co. Ltd.	531,000	8,692,072
Elite Material Co. Ltd.	810,000	15,360,673
eMemory Technology Inc.	176,000	15,396,864
Eva Airways Corp.	7,704,000	10,001,784
Evergreen Marine Corp. Taiwan Ltd.	3,014,400	19,571,848
Far Eastern New Century Corp.	8,269,000	8,029,158
Far EasTone Telecommunications Co. Ltd.	4,886,000	13,322,788
Feng TAY Enterprise Co. Ltd.	1,410,760	5,857,551
First Financial Holding Co. Ltd.	30,949,304	25,947,851
Formosa Chemicals & Fibre Corp.	9,325,000	8,364,746
Formosa Plastics Corp.	11,032,000	12,947,135
Fortune Electric Co. Ltd.	400,100	7,568,435
Fubon Financial Holding Co. Ltd.	22,873,346	63,718,420
Gigabyte Technology Co. Ltd.	1,520,000	11,720,877
Global Unichip Corp.	250,000	9,906,822
Globalwafers Co. Ltd.	723,000	8,211,705
Hon Hai Precision Industry Co. Ltd.	34,578,200	179,028,914
Hotai Motor Co. Ltd.	840,572	15,640,230
Hua Nan Financial Holdings Co. Ltd.	24,576,228	20,750,271
Innolux Corp.	21,571,636	9,695,173
International Games System Co. Ltd.	707,000	20,846,501
Inventec Corp.	7,608,000	10,525,570
Jentech Precision Industrial Co. Ltd.	249,000	9,990,296
KGI Financial Holding Co. Ltd.	44,667,920	24,594,042
Largan Precision Co. Ltd.	280,000	22,780,477
Lite-On Technology Corp.	5,824,000	18,656,221
Lotes Co. Ltd.	233,000	11,490,287
MediaTek Inc.	4,215,000	188,533,459
Mega Financial Holding Co. Ltd.	32,772,666	39,421,201
Micro-Star International Co. Ltd.	2,045,000	11,370,342
Nan Ya Plastics Corp.	14,005,000	14,264,534
Nien Made Enterprise Co. Ltd.	493,000	6,590,564
Novatek Microelectronics Corp.	1,621,000	26,535,740
Pegatron Corp.	5,491,000	15,681,114
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
PharmaEssentia Corp.(a)	661,000	$12,657,286
Pou Chen Corp.	6,320,000	7,331,052
President Chain Store Corp.	1,579,000	12,586,070
Quanta Computer Inc.	7,483,000	55,457,356
Realtek Semiconductor Corp.	1,375,000	22,686,509
Ruentex Development Co. Ltd.	4,332,640	5,544,122
Shanghai Commercial & Savings Bank Ltd. (The)	10,760,678	14,344,062
Shin Kong Financial Holding Co. Ltd.(a)	41,494,188	15,577,885
Silergy Corp.	931,000	12,557,465
SinoPac Financial Holdings Co. Ltd.	29,869,431	20,559,701
Synnex Technology International Corp.	3,426,000	7,275,154
Taishin Financial Holding Co. Ltd.	32,402,029	17,098,449
Taiwan Business Bank	18,968,191	8,993,574
Taiwan Cooperative Financial Holding Co. Ltd.	29,483,379	21,955,395
Taiwan High Speed Rail Corp.	5,293,000	4,410,256
Taiwan Mobile Co. Ltd.	5,062,000	17,609,052
Taiwan Semiconductor Manufacturing Co. Ltd.	68,231,000	2,081,113,268
TCC Group Holdings Co. Ltd.	18,711,671	19,921,825
Unimicron Technology Corp.	3,848,000	13,557,587
Uni-President Enterprises Corp.	13,303,000	32,756,568
United Microelectronics Corp.	31,382,000	41,238,139
Vanguard International Semiconductor Corp.	2,913,718	8,758,381
Voltronic Power Technology Corp.	187,000	9,243,609
Wan Hai Lines Ltd.	1,974,015	4,982,002
Wistron Corp.	7,651,000	25,592,844
Wiwynn Corp.	308,000	18,001,313
WPG Holdings Ltd.	4,574,520	9,793,794
Yageo Corp.	1,171,960	19,856,215
Yang Ming Marine Transport Corp.	4,873,000	10,691,701
Yuanta Financial Holding Co. Ltd.	29,237,060	32,414,125
Zhen Ding Technology Holding Ltd.	1,967,000	6,914,474
		4,046,330,118
Thailand — 1.8%
Advanced Info Service PCL, NVDR	3,278,800	26,511,100
Airports of Thailand PCL, NVDR(c)	11,721,000	14,871,654
Bangkok Dusit Medical Services PCL, NVDR	29,969,600	21,223,625
Bangkok Expressway & Metro PCL, NVDR(c)	18,194,800	3,415,207
Bumrungrad Hospital PCL, NVDR(c)	1,660,700	9,506,010
Central Pattana PCL, NVDR	5,386,300	7,782,935
Central Retail Corp. PCL, NVDR(c)	5,083,000	4,990,099
Charoen Pokphand Foods PCL, NVDR	10,403,000	7,436,724
CP ALL PCL, NVDR	16,117,700	25,487,818
CP Axtra PCL	5,776,487	4,868,358
Delta Electronics Thailand PCL, NVDR(c)	8,597,900	19,628,432
Gulf Energy Development PCL, NVDR	8,062,900	11,583,741
Home Product Center PCL, NVDR(c)	16,422,700	4,071,739
Intouch Holdings PCL, NVDR(c)	2,644,450	6,134,553
Kasikornbank PCL, NVDR	1,637,000	7,272,525
Krung Thai Bank PCL, NVDR	9,767,800	6,440,160
Krungthai Card PCL, NVDR(c)	2,504,500	3,639,878
Minor International PCL, NVDR	9,192,000	7,828,928
PTT Exploration & Production PCL, NVDR(c)	3,819,300	12,205,785
PTT Oil & Retail Business PCL, NVDR	9,159,000	2,954,881
PTT PCL, NVDR(c)	27,793,600	25,639,568
SCB X PCL, NVDR	2,347,700	8,393,528
Siam Cement PCL (The), NVDR(c)	2,154,000	8,044,834
Thai Oil PCL, NVDR	3,534,400	2,361,269
TMBThanachart Bank PCL, NVDR(c)	69,132,700	3,887,464
True Corp. PCL, NVDR(a)	28,976,182	9,772,825
		265,953,640
Security	Shares	Value
Turkey — 0.9%
Akbank TAS	8,616,713	$15,956,082
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,793,234	9,715,778
BIM Birlesik Magazalar A/S	1,249,369	17,327,259
Coca-Cola Icecek A/S	2,392,173	3,491,410
Eregli Demir ve Celik Fabrikalari TAS(c)	9,265,687	5,681,147
Ford Otomotiv Sanayi AS	195,075	4,718,511
Haci Omer Sabanci Holding AS	2,873,140	7,650,070
KOC Holding AS	2,099,085	8,804,371
Pegasus Hava Tasimaciligi AS(a)(c)	707,557	4,634,981
Sasa Polyester Sanayi AS(a)(c)	30,151,646	2,924,728
Turk Hava Yollari AO(a)	1,518,081	12,870,486
Turkcell Iletisim Hizmetleri AS	3,340,532	9,266,944
Turkiye Is Bankasi AS, Class C	24,935,178	10,400,418
Turkiye Petrol Rafinerileri AS	2,656,233	9,412,856
Turkiye Sise ve Cam Fabrikalari AS(c)	3,480,637	3,392,270
Yapi ve Kredi Bankasi A/S	9,330,165	7,554,252
		133,801,563
United Arab Emirates — 2.1%
Abu Dhabi Commercial Bank PJSC	8,292,640	25,830,182
Abu Dhabi Islamic Bank PJSC	4,150,894	19,213,178
Abu Dhabi National Oil Co. for Distribution PJSC	9,111,333	8,669,595
ADNOC Drilling Co. PJSC	9,186,936	13,732,565
Aldar Properties PJSC	10,840,863	26,373,509
Americana Restaurants International PLC - Foreign Co.	8,047,764	5,258,902
Dubai Islamic Bank PJSC	8,352,958	17,607,583
Emaar Development PJSC	2,759,283	9,709,422
Emaar Properties PJSC	18,402,752	67,977,739
Emirates NBD Bank PJSC	5,305,219	31,923,039
Emirates Telecommunications Group Co. PJSC	9,580,099	43,508,557
First Abu Dhabi Bank PJSC	12,273,654	47,587,457
Multiply Group PJSC(a)	9,177,266	4,797,590
		322,189,318
Total Common Stocks — 97.1% (Cost: $13,765,399,600)		14,561,040,299
Preferred Stocks
Brazil — 1.5%
Banco Bradesco SA, Preference Shares, NVS	14,718,682	28,099,154
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	747,578	5,329,096
Cia Energetica de Minas Gerais, Preference Shares, NVS	5,007,313	9,465,813
Cia Paranaense de Energia - Copel, Preference Shares, NVS	2,972,934	4,983,798
Gerdau SA, Preference Shares, NVS	3,819,050	10,806,582
Itau Unibanco Holding SA, Preference Shares, NVS	13,389,643	72,637,673
Itausa SA, Preference Shares, NVS	15,654,400	23,371,324
Petroleo Brasileiro SA, Preference Shares, NVS	12,335,967	75,281,529
		229,974,969
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	400,463	15,358,609
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	1,254,288	12,954,089
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea — 0.6%
Hyundai Motor Co.
Preference Shares, NVS	63,793	$6,545,708
Series 2, Preference Shares, NVS	101,106	10,752,450
LG Chem Ltd., Preference Shares, NVS(a)	1,121	87,546
Samsung Electronics Co. Ltd., Preference Shares, NVS	2,268,370	69,704,041
		87,089,745
Total Preferred Stocks — 2.3% (Cost: $412,513,242)		345,377,412
Rights
Brazil — 0.0%
Itausa SA, (Expires 04/25/25, Strike Price BRL 6.70)(a)	215,509	76,501
Total Rights — 0.0% (Cost: $—)		76,501
Total Long-Term Investments — 99.4% (Cost: $14,177,912,842)		14,906,494,212
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	64,290,457	64,322,602
Total Short-Term Securities — 0.4% (Cost: $64,323,207)		64,322,602
Total Investments — 99.8% (Cost: $14,242,236,049)		14,970,816,814
Other Assets Less Liabilities — 0.2%		24,588,220
Net Assets — 100.0%		$14,995,405,034

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,137,728	$40,201,412 (a)	$—	$(10,621)	$(5,917)	$64,322,602	64,290,457	$592,798 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	2,817,738	—
				$(10,621)	$(5,917)	$64,322,602		$3,410,536	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ex China ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1,459	03/21/25	$79,990	$(1,625,604)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,625,604	$—	$—	$—	$1,625,604

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(4,017,153)	$—	$—	$—	$(4,017,153)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,099,630)	$—	$—	$—	$(2,099,630)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$41,112,703
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,017,164,187	$12,543,875,040	$1,072	$14,561,040,299
Preferred Stocks	242,929,058	102,448,354	—	345,377,412
Rights	—	76,501	—	76,501
Short-Term Securities
Money Market Funds	64,322,602	—	—	64,322,602
	$2,324,415,847	$12,646,399,895	$1,072	$14,970,816,814
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets ex China ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,625,604)	$—	$—	$(1,625,604)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $48,006,881 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments
24

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	255,719	$4,125,278
Equatorial Energia SA	1,092,340	5,577,054
Equatorial Energia SA, NVS(a)	3,604	17,911
Raia Drogasil SA	3,484,247	10,285,294
Telefonica Brasil SA	636,831	5,228,641
TIM SA/Brazil	1,281,195	3,518,708
TOTVS SA	1,989,281	11,812,058
		40,564,944
Chile — 0.1%
Latam Airlines Group SA	218,599,631	3,515,736
China — 24.1%
360 Security Technology Inc., Class A	3,360,900	5,136,114
Advanced Micro-Fabrication Equipment Inc./China, Class A	65,082	1,836,017
Agricultural Bank of China Ltd., Class H	103,091,039	61,455,929
Akeso Inc.(a)(b)(c)	236,000	2,226,458
Anhui Gujing Distillery Co. Ltd., Class B	307,673	4,600,640
Anker Innovations Technology Co. Ltd., Class A	349,640	5,364,719
Bank of China Ltd., Class H	121,185,000	68,854,453
Bank of Communications Co. Ltd., Class A	2,125,074	2,103,015
Bank of Communications Co. Ltd., Class H	10,358,000	8,787,714
Bank of Shanghai Co. Ltd., Class A	3,189,211	4,096,601
Beijing Kingsoft Office Software Inc., Class A	48,620	2,322,008
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,290,600	3,517,614
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	31,813,400	23,908,617
BOC Aviation Ltd.(b)	267,300	2,064,902
BOE Technology Group Co. Ltd., Class A	24,081,300	14,259,812
BYD Co. Ltd., Class H	331,500	15,885,714
CGN Power Co. Ltd., Class H(b)	63,299,000	19,751,473
Chaozhou Three-Circle Group Co. Ltd., Class A	1,251,100	6,685,944
China CITIC Bank Corp. Ltd., Class H	39,303,000	28,954,688
China Coal Energy Co. Ltd., Class H	7,996,262	8,272,003
China Construction Bank Corp., Class A	4,375,184	5,109,116
China Construction Bank Corp., Class H	38,384,000	32,563,800
China Eastern Airlines Corp. Ltd., Class A(a)	11,041,700	5,806,829
China Huishan Dairy Holdings Co. Ltd.(d)	5,944,807	7
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	2,297,100	4,342,171
China Merchants Port Holdings Co. Ltd.	6,182,000	10,122,389
China National Nuclear Power Co. Ltd., Class A	2,222,200	2,923,630
China Oilfield Services Ltd., Class H	2,496,896	2,077,282
China Petroleum & Chemical Corp., Class H	15,990,000	8,520,388
China Railway Signal & Communication Corp. Ltd., Class A	4,638,576	3,684,534
China Resources Microelectronics Ltd., Class A	855,403	5,538,976
China Resources Power Holdings Co. Ltd.(c)	906,000	2,095,353
China Shenhua Energy Co. Ltd., Class H	5,686,500	21,695,540
China Three Gorges Renewables Group Co. Ltd., Class A	7,529,730	4,339,515
China Tower Corp. Ltd., Class H(b)	12,203,789	17,324,028
China United Network Communications Ltd., Class A	5,553,435	4,771,180
China Yangtze Power Co. Ltd., Class A	9,695,283	36,400,213
Chongqing Rural Commercial Bank Co. Ltd., Class A	2,659,900	2,064,392
Cosco Shipping Holdings Co. Ltd., Class H	4,739,000	6,972,399
Security	Shares	Value
China (continued)
Daqin Railway Co. Ltd., Class A	8,775,900	$8,068,476
Eastroc Beverage Group Co. Ltd., Class A	128,390	3,903,818
Empyrean Technology Co. Ltd., Class A, NVS	294,500	4,348,504
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	7,478,182	2,372,695
Fuyao Glass Industry Group Co. Ltd., Class A	430,603	3,323,529
Fuyao Glass Industry Group Co. Ltd., Class H(b)	2,554,000	17,372,474
Gree Electric Appliances Inc. of Zhuhai, Class A	891,106	5,002,586
GRG Banking Equipment Co. Ltd., Class A	1,684,800	3,307,792
Guangdong Haid Group Co. Ltd., Class A	872,672	6,111,468
Guangzhou Haige Communications Group Inc. Co., Class A	1,617,700	2,494,550
Haier Smart Home Co. Ltd., Class A	1,465,000	4,692,636
Hainan Airlines Holding Co. Ltd., Class A(a)	27,673,000	5,867,410
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	610,200	2,153,273
Hengtong Optic-Electric Co. Ltd., Class A	1,608,700	3,441,271
Huaneng Power International Inc., Class H	12,088,000	6,761,278
Hundsun Technologies Inc., Class A	910,671	3,843,601
Hygon Information Technology Co. Ltd., Class A, NVS	340,867	7,560,227
Iflytek Co. Ltd., Class A	852,267	6,082,944
Industrial & Commercial Bank of China Ltd., Class H	73,597,000	52,119,353
Ingenic Semiconductor Co. Ltd., Class A	259,500	3,051,436
Inner Mongolia Yitai Coal Co. Ltd., Class B	3,999,573	7,718,548
JA Solar Technology Co. Ltd., Class A	899,300	1,571,878
Jiangsu Expressway Co. Ltd., Class H	13,182,000	15,015,186
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,584,279	10,001,521
Kweichow Moutai Co. Ltd., Class A	35,390	7,309,875
Legend Biotech Corp., ADR(a)(c)	264,248	9,251,322
Lenovo Group Ltd.	3,848,000	5,768,792
LONGi Green Energy Technology Co. Ltd., Class A	1,395,940	3,203,513
Muyuan Foods Co. Ltd., Class A	2,036,200	10,164,101
NARI Technology Co. Ltd., Class A	1,806,800	5,821,363
National Silicon Industry Group Co. Ltd., Class A	1,195,171	3,320,756
NAURA Technology Group Co. Ltd., Class A	139,800	8,631,268
Nongfu Spring Co. Ltd., Class H(b)	3,519,000	15,698,221
Orient Overseas International Ltd.	156,500	2,094,918
PDD Holdings Inc., ADR(a)	20,291	2,306,884
People's Insurance Co. Group of China Ltd. (The), Class H	37,081,172	18,299,681
PetroChina Co. Ltd., Class H	18,228,000	13,636,055
PICC Property & Casualty Co. Ltd., Class H	10,762,000	17,633,390
Piotech Inc., Class A, NVS	110,576	2,713,376
Pop Mart International Group Ltd.(b)	358,000	4,812,536
Postal Savings Bank of China Co. Ltd., Class H(b)	17,965,162	11,411,815
SDIC Power Holdings Co. Ltd., Class A	2,049,900	4,004,150
SF Holding Co. Ltd., Class A	345,800	1,983,480
Shandong Gold Mining Co. Ltd., Class H(b)	5,801,250	10,913,195
Shanghai Baosight Software Co. Ltd., Class B	7,835,610	13,968,863
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	131,291	3,434,333
Shanghai International Airport Co. Ltd., Class A	816,919	3,646,464
Shanghai Pudong Development Bank Co. Ltd., Class A	3,259,786	4,557,222
Shanghai RAAS Blood Products Co. Ltd., Class A	4,271,300	3,970,074
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	102,300	2,868,264
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	127,000	4,422,341
Shenzhen Transsion Holdings Co. Ltd., Class A	160,209	2,048,017
Sichuan Chuantou Energy Co. Ltd., Class A	3,187,410	6,546,240
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Sieyuan Electric Co. Ltd., Class A	197,400	$1,979,718
SUPCON Technology Co. Ltd., Class A	286,146	2,143,897
TCL Technology Group Corp., Class A	12,118,450	7,702,948
Tencent Holdings Ltd.	177,200	10,906,041
Tianshui Huatian Technology Co. Ltd., Class A	1,097,600	1,662,935
Tingyi Cayman Islands Holding Corp.	3,300,000	4,803,335
Tongwei Co. Ltd., Class A	1,659,000	4,806,504
Trina Solar Co. Ltd., Class A	602,825	1,440,451
Want Want China Holdings Ltd.	31,338,958	18,915,089
Wens Foodstuff Group Co. Ltd., Class A	1,753,100	3,923,696
Will Semiconductor Co. Ltd. Shanghai, Class A	273,400	5,364,829
Wuhan Guide Infrared Co. Ltd., Class A	2,780,100	3,048,293
Wuliangye Yibin Co. Ltd., Class A	173,549	3,141,338
Xiaomi Corp., Class B(a)(b)	4,197,400	28,099,553
Xinjiang Daqo New Energy Co. Ltd., Class A	1,160,586	3,405,829
Yealink Network Technology Corp. Ltd., Class A	387,824	2,101,772
Yum China Holdings Inc.	60,238	2,976,360
Yunnan Baiyao Group Co. Ltd., Class A	279,258	2,114,110
Zhejiang Dahua Technology Co. Ltd., Class A	908,900	2,058,524
Zhejiang Supor Co. Ltd., Class A	285,004	2,073,865
Zhejiang Zheneng Electric Power Co. Ltd., Class A	3,608,400	2,715,500
ZTE Corp., Class A	2,593,920	13,842,089
		986,289,816
Czech Republic — 0.5%
CEZ AS	431,130	18,236,948
Egypt — 0.2%
Commercial International Bank - Egypt (CIB)	4,136,169	6,181,796
Talaat Moustafa Group	1,648,448	1,757,477
		7,939,273
Greece — 0.7%
Hellenic Telecommunications Organization SA	1,016,540	15,861,241
Jumbo SA	219,403	6,066,923
OPAP SA	428,097	7,609,246
		29,537,410
Hungary — 0.2%
OTP Bank Nyrt	106,238	6,520,287
Richter Gedeon Nyrt	88,301	2,450,521
		8,970,808
India — 21.9%
Adani Ports & Special Economic Zone Ltd.	132,558	1,629,993
Apollo Hospitals Enterprise Ltd.	137,336	9,530,578
Asian Paints Ltd.	549,108	13,711,539
Aurobindo Pharma Ltd.	264,447	3,210,232
Avenue Supermarts Ltd.(a)(b)	184,582	7,196,366
Axis Bank Ltd.	281,321	3,283,882
Bajaj Auto Ltd.	185,286	16,798,027
Balkrishna Industries Ltd.	132,746	3,979,382
Bharti Airtel Ltd.	3,436,656	61,947,074
Bosch Ltd.	16,201	4,923,980
Britannia Industries Ltd.	300,793	15,831,932
Cipla Ltd.	1,443,267	23,301,903
Colgate-Palmolive India Ltd.	516,676	14,571,390
Dabur India Ltd.	3,237,226	18,292,788
Divi's Laboratories Ltd.	225,820	14,162,397
Dr Reddy's Laboratories Ltd.	2,120,674	27,118,088
Eicher Motors Ltd.	88,345	4,831,604
Godrej Consumer Products Ltd.	274,631	3,165,814
HCL Technologies Ltd.	2,640,463	47,790,159
HDFC Bank Ltd.	1,089,379	21,683,266
HDFC Life Insurance Co. Ltd.(b)	293,129	2,047,623
Security	Shares	Value
India (continued)
Hero MotoCorp Ltd.	116,590	$4,923,914
Hindustan Unilever Ltd.	1,099,487	27,561,364
ICICI Bank Ltd.	861,005	11,944,051
ICICI Lombard General Insurance Co. Ltd.(b)	188,066	3,642,631
Indian Hotels Co. Ltd., Class A	1,551,809	12,764,190
Infosys Ltd.	1,809,793	35,387,666
ITC Ltd.	1,879,047	8,514,670
Jio Financial Services Ltd., NVS(a)	571,587	1,365,397
Jubilant Foodworks Ltd.	352,512	2,534,325
Kotak Mahindra Bank Ltd.	694,892	15,182,058
Larsen & Toubro Ltd.	92,035	3,345,685
LTIMindtree Ltd.(b)	378,962	20,329,813
Lupin Ltd.	879,015	19,193,652
Marico Ltd.	2,127,479	14,634,778
Maruti Suzuki India Ltd.	192,096	26,332,032
Max Healthcare Institute Ltd.	352,393	3,953,433
Mphasis Ltd.	130,238	3,373,214
MRF Ltd.	17,860	21,561,748
Nestle India Ltd., NVS	834,725	20,933,401
Page Industries Ltd.	28,775	13,351,661
Persistent Systems Ltd., NVS	310,041	18,912,086
Petronet LNG Ltd.	936,923	3,048,805
PI Industries Ltd.	157,736	5,449,495
Pidilite Industries Ltd.	736,871	22,410,033
Power Grid Corp. of India Ltd.	762,280	2,194,697
Reliance Industries Ltd.	1,447,742	19,946,946
SBI Life Insurance Co. Ltd.(b)	119,565	1,961,586
Sun Pharmaceutical Industries Ltd.	1,865,473	34,021,983
Tata Consultancy Services Ltd.	1,285,687	51,402,464
Tata Elxsi Ltd.	214,606	13,317,705
Tech Mahindra Ltd.	1,278,071	21,875,945
Titan Co. Ltd.	544,236	19,237,768
Torrent Pharmaceuticals Ltd.	759,525	25,658,165
Trent Ltd.	275,464	15,358,268
Tube Investments of India Ltd.	64,091	1,811,462
TVS Motor Co. Ltd.	137,431	3,510,049
UltraTech Cement Ltd.	29,305	3,405,195
United Spirits Ltd.	122,630	1,804,911
Varun Beverages Ltd.	315,680	1,573,101
Wipro Ltd.	9,080,616	29,000,054
Zomato Ltd.(a)	3,577,803	9,138,090
		894,876,508
Indonesia — 1.2%
Amman Mineral Internasional PT(a)	3,686,500	1,458,560
Bank Central Asia Tbk PT	70,570,300	35,962,316
Chandra Asri Pacific Tbk PT	4,778,200	1,930,877
Kalbe Farma Tbk PT	31,071,600	2,023,964
Sumber Alfaria Trijaya Tbk PT	61,173,200	8,117,071
		49,492,788
Kuwait — 2.5%
Boubyan Bank KSCP	1,520,389	3,298,279
Kuwait Finance House KSCP	15,366,155	39,806,997
Mobile Telecommunications Co. KSCP	3,138,842	4,987,334
National Bank of Kuwait SAKP	15,979,748	53,258,033
		101,350,643
Malaysia — 4.0%
Hong Leong Bank Bhd	4,042,600	19,434,071
IHH Healthcare Bhd	23,156,000	38,658,196
IOI Corp. Bhd	2,659,100	2,318,943
Malayan Banking Bhd	18,966,600	45,598,244
MISC Bhd	2,206,600	3,612,708
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
MR DIY Group M Bhd(b)	17,176,550	$5,324,838
Nestle Malaysia Bhd	761,400	14,432,695
PPB Group Bhd	726,900	1,750,173
Public Bank Bhd	4,060,800	4,131,218
QL Resources Bhd	11,073,338	12,053,904
Telekom Malaysia Bhd	3,412,800	5,230,227
Tenaga Nasional Bhd	4,137,400	12,638,182
		165,183,399
Mexico — 0.4%
America Movil SAB de CV, Series B, Class B(c)	20,788,026	14,776,348
Peru — 0.8%
Cia. de Minas Buenaventura SAA, ADR	858,905	10,951,040
Credicorp Ltd.	117,206	21,451,042
		32,402,082
Philippines — 1.6%
Bank of the Philippine Islands	7,569,085	16,223,430
BDO Unibank Inc.	3,851,675	9,962,517
International Container Terminal Services Inc.	2,663,900	16,068,151
Jollibee Foods Corp.	2,652,760	11,765,140
Manila Electric Co.	1,013,060	8,559,717
SM Investments Corp.	208,525	2,757,803
		65,336,758
Qatar — 2.5%
Dukhan Bank	3,219,272	3,248,025
Industries Qatar QSC	2,584,854	9,383,478
Ooredoo QPSC	6,256,671	21,356,580
Qatar Electricity & Water Co. QSC	4,435,729	18,050,321
Qatar Fuel QSC	1,890,015	7,452,295
Qatar Gas Transport Co. Ltd.	3,264,849	4,031,286
Qatar Islamic Bank QPSC	1,492,620	8,530,694
Qatar National Bank QPSC	6,266,962	28,534,328
		100,587,007
Russia — 0.0%
Polyus PJSC(a)(d)	95,932	11
Rosneft Oil Co. PJSC(a)(d)	759,070	85
		96
Saudi Arabia — 9.3%
ACWA Power Co.	70,118	6,941,188
Advanced Petrochemical Co.(a)	22,831	163,153
Al Rajhi Bank	1,282,246	34,127,024
Alinma Bank	724,789	5,856,178
Almarai Co. JSC	954,972	14,445,912
Arabian Internet & Communications Services Co.	260,082	22,148,334
Bank Al-Jazira(a)	880,126	4,163,499
Bupa Arabia for Cooperative Insurance Co.	118,665	5,391,706
Co. for Cooperative Insurance (The)	324,987	12,570,456
Dallah Healthcare Co.	108,507	4,172,122
Dar Al Arkan Real Estate Development Co.(a)	1,207,651	5,751,585
Dr Sulaiman Al Habib Medical Services Group Co.	127,870	9,567,321
Elm Co.	102,397	29,046,214
Etihad Etisalat Co.	2,370,109	39,182,668
Jarir Marketing Co.	6,333,724	21,360,458
Nahdi Medical Co.	63,374	1,989,779
SABIC Agri-Nutrients Co.	636,805	18,375,735
Saudi Arabian Oil Co.(b)	7,125,819	51,505,598
Saudi Basic Industries Corp.	828,374	13,694,688
Saudi Electricity Co.	2,569,798	11,391,750
Saudi National Bank (The)	227,140	2,121,328
Saudi Telecom Co.	5,073,982	61,221,152
Security	Shares	Value
Saudi Arabia (continued)
Yanbu National Petrochemical Co.	475,329	$4,422,611
		379,610,459
South Korea — 4.1%
Celltrion Inc.	50,199	6,332,124
Coway Co. Ltd.	46,543	2,577,100
Hyundai Mobis Co. Ltd.	18,851	3,172,183
Kia Corp.	33,931	2,169,851
Korea Electric Power Corp.	720,613	10,518,787
KT&G Corp.	196,986	13,230,934
LG Electronics Inc.	32,884	1,780,749
LG Uplus Corp.	1,214,207	8,789,084
Orion Corp./Republic of Korea	148,606	10,360,008
Samsung Biologics Co. Ltd.(a)(b)	46,105	35,298,626
Samsung Electro-Mechanics Co. Ltd.	70,604	6,550,629
Samsung Electronics Co. Ltd.	648,488	24,266,658
Samsung SDS Co. Ltd.	226,726	19,143,076
SK Telecom Co. Ltd.	581,373	22,237,763
		166,427,572
Taiwan — 14.6%
Accton Technology Corp.	255,000	5,104,171
Advantech Co. Ltd.	2,118,940	25,937,972
Asustek Computer Inc.	454,000	9,291,850
Catcher Technology Co. Ltd.	4,938,000	30,802,261
Chang Hwa Commercial Bank Ltd.	6,280,053	3,459,795
China Steel Corp.	6,842,000	5,048,246
Chunghwa Telecom Co. Ltd.	16,614,000	64,625,000
Compal Electronics Inc.	10,431,000	12,193,562
Delta Electronics Inc.	193,000	2,317,349
E.Sun Financial Holding Co. Ltd.	24,942,082	22,003,229
Evergreen Marine Corp. Taiwan Ltd.	362,000	2,350,388
Far EasTone Telecommunications Co. Ltd.	18,063,000	49,252,868
First Financial Holding Co. Ltd.	52,867,790	44,324,278
Hon Hai Precision Industry Co. Ltd.	680,000	3,520,706
Hua Nan Financial Holdings Co. Ltd.	24,227,585	20,455,904
Innolux Corp.	8,089,800	3,635,886
Mega Financial Holding Co. Ltd.	8,875,224	10,675,726
Pegatron Corp.	1,076,000	3,072,824
PharmaEssentia Corp.(a)	288,000	5,514,824
Pou Chen Corp.	3,835,000	4,448,510
President Chain Store Corp.	6,111,000	48,710,243
Synnex Technology International Corp.	6,946,000	14,749,919
Taiwan Business Bank	23,919,419	11,341,148
Taiwan Cooperative Financial Holding Co. Ltd.	53,327,029	39,711,051
Taiwan High Speed Rail Corp.	11,104,000	9,252,122
Taiwan Mobile Co. Ltd.	17,910,000	62,303,067
Taiwan Semiconductor Manufacturing Co. Ltd.	1,101,000	33,581,594
TCC Group Holdings Co. Ltd.	5,883,000	6,263,476
Uni-President Enterprises Corp.	7,409,000	18,243,510
United Microelectronics Corp.	6,178,000	8,118,323
Wan Hai Lines Ltd.	751,000	1,895,367
WPG Holdings Ltd.	7,551,440	16,167,214
		598,372,383
Thailand — 3.8%
Advanced Info Service PCL, NVDR	7,287,800	58,926,314
Airports of Thailand PCL, NVDR(c)	26,914,500	34,149,230
Bangkok Dusit Medical Services PCL, NVDR	20,818,500	14,743,074
Bumrungrad Hospital PCL, NVDR(c)	2,950,900	16,891,241
Delta Electronics Thailand PCL, NVDR	707,600	1,615,404
Gulf Energy Development PCL, NVDR	4,076,800	5,857,024
Intouch Holdings PCL, NVDR(c)	8,587,700	19,921,610
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
PTT Oil & Retail Business PCL, NVDR	15,415,600	$4,973,389
		157,077,286
Turkey — 1.5%
Akbank TAS	1,322,473	2,448,902
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,518,363	9,011,738
BIM Birlesik Magazalar A/S	277,016	3,841,882
Coca-Cola Icecek A/S	3,455,729	5,043,684
KOC Holding AS	396,659	1,663,741
Pegasus Hava Tasimaciligi AS(a)(c)	291,662	1,910,585
Turk Hava Yollari AO(a)(c)	2,146,610	18,199,236
Turkcell Iletisim Hizmetleri AS	3,067,436	8,509,350
Turkiye Petrol Rafinerileri AS(c)	1,293,441	4,583,549
Turkiye Sise ve Cam Fabrikalari AS(c)	3,282,637	3,199,297
Yapi ve Kredi Bankasi A/S	2,622,643	2,123,447
		60,535,411
United Arab Emirates — 4.1%
Abu Dhabi National Oil Co. for Distribution PJSC	34,526,831	32,852,894
ADNOC Drilling Co. PJSC	5,827,236	8,710,510
Aldar Properties PJSC	1,577,414	3,837,512
Americana Restaurants International PLC - Foreign Co.	11,226,733	7,336,236
Dubai Islamic Bank PJSC	19,157,218	40,382,378
Emaar Properties PJSC	939,672	3,471,045
Emirates NBD Bank PJSC	3,711,687	22,334,295
Emirates Telecommunications Group Co. PJSC	5,816,355	26,415,302
First Abu Dhabi Bank PJSC	4,363,392	16,917,760
Multiply Group PJSC(a)	9,835,264	5,141,571
		167,399,503
Total Common Stocks — 99.1% (Cost: $3,446,872,253)		4,048,483,178
Preferred Stocks
Brazil — 0.1%
Cia Paranaense de Energia - Copel, Preference Shares, NVS	3,339,177	5,597,764
South Korea — 0.4%
Samsung Electronics Co. Ltd., Preference Shares, NVS	529,897	16,283,041
Total Preferred Stocks — 0.5% (Cost: $26,805,303)		21,880,805
Security	Shares	Value
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(d)	149,174	$—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.6% (Cost: $3,473,677,556)		4,070,363,983
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	38,329,741	38,348,906
Total Short-Term Securities — 1.0% (Cost: $38,346,328)		38,348,906
Total Investments — 100.6% (Cost: $3,512,023,884)		4,108,712,889
Liabilities in Excess of Other Assets — (0.6)%		(23,103,240)
Net Assets — 100.0%		$4,085,609,649

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,102,559	$21,248,224 (a)	$—	$(712)	$(1,165)	$38,348,906	38,329,741	$62,925 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	40,690,000	—	(40,690,000)(a)	—	—	—	—	983,648	—
				$(712)	$(1,165)	$38,348,906		$1,046,573	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	125	03/21/25	$6,853	$(210,470)
2-Year U.S. Treasury Note	6	06/30/25	1,242	2,031
				$(208,439)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$2,031	$—	$2,031
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$210,470	$—	$—	$—	$210,470

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$58,913	$—	$(17,621)	$—	$41,292
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(382,305)	$—	$3,380	$—	$(378,925)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$7,528,739
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$598,559,647	$3,449,923,428	$103	$4,048,483,178
Preferred Stocks	5,597,764	16,283,041	—	21,880,805
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	38,348,906	—	—	38,348,906
	$642,506,317	$3,466,206,469	$103	$4,108,712,889
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$2,031	$—	$—	$2,031
Liabilities
Equity Contracts	(210,470)	—	—	(210,470)
	$(208,439)	$—	$—	$(208,439)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
30

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Belgium — 0.3%
Argenx SE(a)	16,528	$10,329,739
Brazil — 0.1%
Telefonica Brasil SA	350,859	2,880,695
Canada — 0.7%
CGI Inc.	139,812	14,492,902
Descartes Systems Group Inc. (The)(a)	72,527	8,084,122
Thomson Reuters Corp.	15,650	2,797,691
		25,374,715
China — 6.1%
Agricultural Bank of China Ltd., Class A	2,628,899	1,851,217
Agricultural Bank of China Ltd., Class H	14,108,406	8,410,481
Bank of China Ltd., Class H	41,407,638	23,526,841
Bank of Communications Co. Ltd., Class H	7,407,000	6,284,089
BeiGene Ltd.(a)	187,600	4,008,373
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	2,445,200	1,837,633
Bosideng International Holdings Ltd.	2,992,000	1,458,480
BYD Co. Ltd., Class A	91,800	4,578,674
CGN Power Co. Ltd., Class H(b)	8,884,000	2,772,115
China CITIC Bank Corp. Ltd., Class H	7,547,000	5,559,907
China Coal Energy Co. Ltd., Class H	1,778,000	1,839,312
China Construction Bank Corp., Class H	12,551,000	10,647,881
China Merchants Port Holdings Co. Ltd.	1,064,000	1,742,190
China Minsheng Banking Corp. Ltd., Class H	5,510,500	2,625,268
China Resources Power Holdings Co. Ltd.	713,423	1,649,970
China Shenhua Energy Co. Ltd., Class A	326,800	1,590,384
China Shenhua Energy Co. Ltd., Class H	1,077,500	4,110,955
China Tower Corp. Ltd., Class H(b)	3,891,364	5,524,030
China Yangtze Power Co. Ltd., Class A	1,238,800	4,650,982
CITIC Securities Co. Ltd., Class A	593,508	2,232,964
Contemporary Amperex Technology Co. Ltd., Class A	84,400	3,073,870
Cosco Shipping Holdings Co. Ltd., Class H	2,437,000	3,585,511
Fuyao Glass Industry Group Co. Ltd., Class H(b)	521,516	3,547,386
Giant Biogene Holding Co. Ltd.(b)	257,800	2,081,117
Hygon Information Technology Co. Ltd., Class A, NVS	117,795	2,612,623
Industrial & Commercial Bank of China Ltd., Class H	12,734,000	9,017,865
Industrial Bank Co. Ltd., Class A	1,071,700	3,058,133
Inner Mongolia Yitai Coal Co. Ltd., Class B	926,100	1,787,228
JD Logistics Inc.(a)(b)	896,400	1,606,486
Kunlun Energy Co. Ltd.	3,260,000	3,256,727
Kweichow Moutai Co. Ltd., Class A	15,000	3,098,280
Legend Biotech Corp., ADR(a)(c)	51,182	1,791,882
Lenovo Group Ltd.	2,074,000	3,109,271
Luxshare Precision Industry Co. Ltd., Class A	371,500	2,216,384
Muyuan Foods Co. Ltd., Class A	286,620	1,430,721
NAURA Technology Group Co. Ltd., Class A	27,400	1,691,679
Nongfu Spring Co. Ltd., Class H(b)	419,800	1,872,723
People's Insurance Co. Group of China Ltd. (The), Class H	7,305,867	3,605,470
PetroChina Co. Ltd., Class H	7,422,000	5,552,271
PICC Property & Casualty Co. Ltd., Class H	5,826,000	9,545,821
Pop Mart International Group Ltd.(b)	374,635	5,036,158
Postal Savings Bank of China Co. Ltd., Class H(b)	6,718,856	4,267,946
Shanghai Pudong Development Bank Co. Ltd., Class A	1,511,400	2,112,956
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,300	1,550,489
Security	Shares	Value
China (continued)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	61,400	$2,138,045
Tencent Holdings Ltd.	66,200	4,074,379
Tongcheng Travel Holdings Ltd.	785,200	1,758,935
Wanhua Chemical Group Co. Ltd., Class A	154,400	1,459,001
Want Want China Holdings Ltd.	3,948,040	2,382,898
Wuliangye Yibin Co. Ltd., Class A	76,100	1,377,454
Xiaomi Corp., Class B(a)(b)	2,349,400	15,728,091
ZTO Express Cayman Inc.	141,377	2,742,731
		209,072,277
Finland — 0.3%
Elisa OYJ	120,266	5,531,766
Sampo OYJ, Class A	435,834	3,826,915
		9,358,681
France — 0.6%
Orange SA	1,582,138	18,959,052
Germany — 1.4%
Deutsche Telekom AG, Registered	1,057,036	38,145,543
SAP SE	17,775	4,932,582
Scout24 SE(b)	63,583	6,219,174
		49,297,299
Greece — 0.1%
Hellenic Telecommunications Organization SA	140,032	2,184,942
Hong Kong — 1.2%
BOC Hong Kong Holdings Ltd.	1,071,500	3,777,046
CLP Holdings Ltd.	961,754	7,968,235
Hang Seng Bank Ltd.(c)	262,600	3,688,078
HKT Trust & HKT Ltd., Class SS	3,255,000	4,174,592
Hong Kong & China Gas Co. Ltd.(c)	6,969,579	5,568,055
Jardine Matheson Holdings Ltd.	133,700	5,344,605
MTR Corp. Ltd.	1,212,000	3,969,531
Power Assets Holdings Ltd.	834,500	5,657,458
SITC International Holdings Co. Ltd.	862,000	2,074,905
		42,222,505
India — 4.8%
Adani Enterprises Ltd.	48,804	1,175,315
Adani Power Ltd.(a)	485,091	2,670,732
Asian Paints Ltd.	274,107	6,844,608
Bajaj Auto Ltd.	43,515	3,945,069
Bajaj Holdings & Investment Ltd.	19,796	2,626,748
Balkrishna Industries Ltd.	55,124	1,652,475
Bharat Petroleum Corp. Ltd.	483,965	1,321,420
Bharti Airtel Ltd.	954,670	17,208,302
Cipla Ltd.	92,058	1,486,299
Divi's Laboratories Ltd.	79,344	4,976,093
Dr Reddy's Laboratories Ltd.	198,618	2,539,825
Eicher Motors Ltd.	49,500	2,707,164
Havells India Ltd.	97,455	1,588,713
HCL Technologies Ltd.	738,201	13,360,817
Indian Hotels Co. Ltd., Class A	637,192	5,241,134
Indian Oil Corp. Ltd.	1,063,237	1,388,268
Infosys Ltd.	166,614	3,257,876
Jio Financial Services Ltd., NVS(a)	447,487	1,068,949
JSW Steel Ltd.	272,047	2,973,668
LTIMindtree Ltd.(b)	63,321	3,396,921
Maruti Suzuki India Ltd.	40,667	5,574,529
MRF Ltd.	1,595	1,925,587
Nestle India Ltd., NVS	89,722	2,250,066
Page Industries Ltd.	3,790	1,758,568
Petronet LNG Ltd.	649,231	2,112,637
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
PI Industries Ltd.	64,841	$2,240,140
Pidilite Industries Ltd.	130,261	3,961,553
Shree Cement Ltd.	6,814	2,132,112
Sona Blw Precision Forgings Ltd.(b)	206,156	1,169,494
Sun Pharmaceutical Industries Ltd.	260,490	4,750,745
Tata Consultancy Services Ltd.	490,387	19,605,938
Tata Elxsi Ltd.	29,323	1,819,684
Tech Mahindra Ltd.	233,968	4,004,685
Titan Co. Ltd.	44,709	1,580,383
Torrent Pharmaceuticals Ltd.	86,735	2,930,069
Trent Ltd.	113,072	6,304,236
Tube Investments of India Ltd.	61,229	1,730,571
UltraTech Cement Ltd.	47,811	5,555,563
Wipro Ltd.	1,240,786	3,962,601
Wipro Ltd., ADR	457,148	1,494,874
Zomato Ltd.(a)	1,688,035	4,311,421
		162,605,852
Indonesia — 0.3%
Adaro Energy Indonesia Tbk PT	9,057,262	1,134,848
Bank Central Asia Tbk PT	20,773,300	10,585,983
		11,720,831
Ireland — 0.1%
AIB Group PLC	449,210	3,155,520
Israel — 0.6%
Bank Hapoalim BM	270,256	3,687,959
Check Point Software Technologies Ltd.(a)	74,892	16,495,712
Isracard Ltd.	0	1
		20,183,672
Italy — 0.1%
Infrastrutture Wireless Italiane SpA(b)	283,549	2,839,773
Japan — 9.5%
Astellas Pharma Inc.	409,800	3,986,191
Brother Industries Ltd.	10,100	195,064
Canon Inc.	792,300	26,820,906
Central Japan Railway Co.	654,700	12,884,371
Chubu Electric Power Co. Inc.	547,000	5,780,579
Dai Nippon Printing Co. Ltd.	105,400	1,534,042
Dentsu Group Inc.	55,300	1,147,960
East Japan Railway Co.	723,100	14,297,193
FUJIFILM Holdings Corp.	331,600	6,748,783
Fujitsu Ltd.	138,500	2,671,646
Hankyu Hanshin Holdings Inc.	66,000	1,724,590
Inpex Corp.	310,900	3,940,141
Japan Post Bank Co. Ltd.	417,000	4,209,130
KDDI Corp.	1,037,600	33,837,890
Kirin Holdings Co. Ltd.	122,300	1,649,493
Kyocera Corp.	507,400	5,645,101
MEIJI Holdings Co. Ltd.	93,300	1,908,951
NEC Corp.	107,400	10,483,468
Nippon Telegraph & Telephone Corp.	22,505,700	21,788,795
Nissin Foods Holdings Co. Ltd.	69,600	1,407,182
Nomura Research Institute Ltd.	202,290	6,646,554
NTT Data Group Corp.	285,600	5,324,369
Obic Co. Ltd.	275,600	7,919,628
Ono Pharmaceutical Co. Ltd.	298,300	3,217,235
Oracle Corp./Japan	32,400	3,088,746
Osaka Gas Co. Ltd.	307,100	7,073,042
Otsuka Corp.	196,700	4,299,001
Otsuka Holdings Co. Ltd.	258,900	12,690,927
Pan Pacific International Holdings Corp.	154,100	4,105,351
Security	Shares	Value
Japan (continued)
Ricoh Co. Ltd.	446,100	$4,849,144
SCSK Corp.	132,800	3,318,495
Secom Co. Ltd.	355,200	12,202,625
Seiko Epson Corp.	244,200	4,140,359
SG Holdings Co. Ltd.	264,200	2,692,162
Shimadzu Corp.	201,100	5,329,314
SoftBank Corp.	24,305,300	34,648,355
Suntory Beverage & Food Ltd.	118,800	3,808,104
Takeda Pharmaceutical Co. Ltd.	548,200	15,819,570
TIS Inc.	179,000	4,979,707
Toho Co. Ltd./Tokyo	94,100	4,447,385
Tokyo Gas Co. Ltd.	118,800	3,743,953
Tokyu Corp.	128,500	1,483,982
West Japan Railway Co.	140,700	2,788,057
Yokogawa Electric Corp.	142,200	2,726,272
		324,003,813
Kuwait — 0.2%
Mobile Telecommunications Co. KSCP	1,613,207	2,563,239
National Bank of Kuwait SAKP	1,698,967	5,662,395
		8,225,634
Malaysia — 0.4%
CELCOMDIGI Bhd	2,339,800	1,936,941
Hong Leong Bank Bhd	584,600	2,810,359
IHH Healthcare Bhd	1,895,100	3,163,809
Malayan Banking Bhd	1,937,500	4,658,009
Petronas Gas Bhd	715,300	2,805,098
		15,374,216
Netherlands — 0.5%
Koninklijke Ahold Delhaize NV	149,270	5,260,091
Koninklijke KPN NV	3,057,937	11,673,875
		16,933,966
New Zealand — 0.1%
Infratil Ltd.	581,458	3,543,747
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	140,850	1,795,838
Philippines — 0.2%
BDO Unibank Inc.	1,497,838	3,874,220
International Container Terminal Services Inc.	262,830	1,585,342
		5,459,562
Qatar — 0.2%
Industries Qatar QSC	552,204	2,004,598
Qatar Fuel QSC	71,825	283,205
Qatar National Bank QPSC	1,120,364	5,101,169
		7,388,972
Russia — 0.0%
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(a)(d)	809	8
Polyus PJSC(a)(d)	53,523	6
		14
Saudi Arabia — 1.2%
Co. for Cooperative Insurance (The)	49,384	1,910,167
Elm Co.	20,438	5,797,499
Jarir Marketing Co.	463,300	1,562,477
SABIC Agri-Nutrients Co.	155,205	4,478,618
Saudi Arabian Oil Co.(b)	1,837,575	13,282,038
Saudi Telecom Co.	1,171,876	14,139,506
		41,170,305
Singapore — 1.1%
DBS Group Holdings Ltd.	184,340	6,295,664
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Genting Singapore Ltd.	4,209,000	$2,279,167
Grab Holdings Ltd., Class A(a)	333,417	1,617,073
Singapore Exchange Ltd.	738,200	7,367,574
Singapore Technologies Engineering Ltd.	853,700	3,420,860
Singapore Telecommunications Ltd.	6,289,400	15,864,273
		36,844,611
South Korea — 0.1%
Samsung Biologics Co. Ltd.(a)(b)	4,003	3,064,752
Spain — 0.1%
CaixaBank SA	403,821	2,786,891
Sweden — 0.1%
Telia Co. AB	600,887	1,953,269
Switzerland — 2.0%
Banque Cantonale Vaudoise, Registered	25,766	2,744,531
BKW AG	18,068	3,182,073
Nestle SA, Registered	43,447	4,194,092
Novartis AG, Registered	249,231	27,121,271
Roche Holding AG, NVS	34,528	11,498,861
Swiss Re AG	35,507	5,707,739
Swisscom AG, Registered	21,880	12,473,567
		66,922,134
Taiwan — 4.4%
Accton Technology Corp.	101,000	2,021,652
Acer Inc.	1,482,000	1,748,605
Advantech Co. Ltd.	402,959	4,932,626
Asia Cement Corp.	2,008,000	2,541,141
Asustek Computer Inc.	271,000	5,546,457
Catcher Technology Co. Ltd.	524,000	3,268,608
Chang Hwa Commercial Bank Ltd.	4,805,898	2,647,656
Cheng Shin Rubber Industry Co. Ltd.	1,496,000	2,283,830
China Steel Corp.	4,589,000	3,385,911
Chunghwa Telecom Co. Ltd.	3,237,000	12,591,256
Compal Electronics Inc.	3,500,000	4,091,407
E.Sun Financial Holding Co. Ltd.	12,180,602	10,745,397
Evergreen Marine Corp. Taiwan Ltd.	510,000	3,311,320
Far EasTone Telecommunications Co. Ltd.	1,506,000	4,106,451
First Financial Holding Co. Ltd.	9,496,791	7,962,096
Hua Nan Financial Holdings Co. Ltd.	7,549,944	6,374,590
Innolux Corp.	3,556,200	1,598,301
Mega Financial Holding Co. Ltd.	4,124,905	4,961,717
Nan Ya Plastics Corp.	3,164,000	3,222,634
Novatek Microelectronics Corp.	167,000	2,733,787
Pegatron Corp.	1,684,000	4,809,141
PharmaEssentia Corp.(a)	204,000	3,906,333
President Chain Store Corp.	388,000	3,092,714
Realtek Semiconductor Corp.	171,000	2,821,377
SinoPac Financial Holdings Co. Ltd.	9,178,556	6,317,776
Synnex Technology International Corp.	1,089,250	2,313,036
Taishin Financial Holding Co. Ltd.	9,850,816	5,198,245
Taiwan Business Bank	5,926,290	2,809,890
Taiwan Cooperative Financial Holding Co. Ltd.	9,048,132	6,737,875
Taiwan Mobile Co. Ltd.	1,559,000	5,423,254
Taiwan Semiconductor Manufacturing Co. Ltd.	382,000	11,651,379
United Microelectronics Corp.	1,998,000	2,625,511
WPG Holdings Ltd.	1,375,760	2,945,426
		150,727,399
Thailand — 0.4%
Advanced Info Service PCL, NVDR	1,006,700	8,139,784
Airports of Thailand PCL, NVDR(c)	2,443,200	3,099,943
Security	Shares	Value
Thailand (continued)
Bumrungrad Hospital PCL, NVDR(c)	342,400	$1,959,931
		13,199,658
Turkey — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	829,632	2,124,973
Turkcell Iletisim Hizmetleri AS	742,075	2,058,585
Turkiye Petrol Rafinerileri AS(c)	628,705	2,227,933
		6,411,491
United Arab Emirates — 0.4%
Abu Dhabi National Oil Co. for Distribution PJSC	2,871,932	2,732,695
Emirates NBD Bank PJSC	589,166	3,545,182
Emirates Telecommunications Group Co. PJSC	1,032,643	4,689,806
Multiply Group PJSC(a)	2,873,636	1,502,248
		12,469,931
United Kingdom — 0.1%
Compass Group PLC	86,323	3,021,818
United States — 61.8%
Abbott Laboratories	63,722	8,794,273
AbbVie Inc.	96,385	20,147,357
Accenture PLC, Class A	23,972	8,354,242
Akamai Technologies Inc.(a)	100,347	8,095,996
Albertsons Companies Inc., Class A	88,212	1,855,980
Allstate Corp. (The)	77,469	15,427,951
Ameren Corp.	39,443	4,005,831
American Electric Power Co. Inc.	24,245	2,571,182
Amgen Inc.	32,020	9,864,081
Amphenol Corp., Class A	194,145	12,930,057
Aon PLC, Class A	31,344	12,823,457
Apple Inc.	7,104	1,718,031
Arch Capital Group Ltd.	191,144	17,759,189
Arista Networks Inc.(a)	19,830	1,845,182
Arthur J Gallagher & Co.	37,328	12,607,159
Aspen Technology Inc.(a)	14,519	3,851,165
Assurant Inc.	19,600	4,074,644
AT&T Inc.	1,163,711	31,897,319
AutoZone Inc.(a)	8,131	28,401,664
Becton Dickinson & Co.	32,527	7,335,814
Berkshire Hathaway Inc., Class B(a)(c)	64,878	33,336,263
BioMarin Pharmaceutical Inc.(a)	95,428	6,790,656
Booz Allen Hamilton Holding Corp., Class A	52,112	5,526,999
Boston Scientific Corp.(a)	54,573	5,664,132
Bristol-Myers Squibb Co.	138,990	8,286,584
Brown & Brown Inc.	90,031	10,672,275
Cardinal Health Inc.	50,436	6,530,453
Cboe Global Markets Inc.	88,519	18,659,805
Cencora Inc.	143,628	36,415,443
CF Industries Holdings Inc.	97,410	7,892,158
CH Robinson Worldwide Inc.	33,267	3,380,593
Cheniere Energy Inc.	23,901	5,462,813
Chubb Ltd.	102,064	29,137,231
Church & Dwight Co. Inc.	142,104	15,801,965
Cigna Group (The)	24,581	7,591,842
Cisco Systems Inc.	739,495	47,409,024
CME Group Inc.	49,828	12,644,852
CMS Energy Corp.	81,016	5,918,219
Coca-Cola Co. (The)	153,930	10,961,355
Cognizant Technology Solutions Corp., Class A	85,586	7,131,881
Colgate-Palmolive Co.	143,309	13,065,482
Conagra Brands Inc.	62,438	1,594,667
Consolidated Edison Inc.	294,018	29,848,707
Corteva Inc.	69,275	4,362,940
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Diamondback Energy Inc.	11,311	$1,797,997
Domino's Pizza Inc.	14,721	7,209,021
Duke Energy Corp.	242,292	28,466,887
Dynatrace Inc.(a)	74,107	4,242,626
Electronic Arts Inc.	127,390	16,448,597
Elevance Health Inc.	34,488	13,687,597
Eli Lilly & Co.	16,130	14,849,762
Erie Indemnity Co., Class A, NVS	14,103	6,037,071
Exxon Mobil Corp.	171,107	19,049,342
F5 Inc.(a)	49,608	14,506,867
Fair Isaac Corp.(a)	4,271	8,056,601
First Citizens BancShares Inc./NC, Class A	3,569	7,309,526
Fiserv Inc.(a)	75,833	17,873,080
Fortinet Inc.(a)	38,033	4,107,944
Fox Corp., Class B	106,577	5,762,618
Gartner Inc.(a)	13,313	6,634,134
Gen Digital Inc.	239,585	6,547,858
General Dynamics Corp.	21,086	5,326,324
General Mills Inc.	315,298	19,113,365
Gilead Sciences Inc.	171,088	19,557,069
GoDaddy Inc., Class A(a)(c)	115,045	20,650,578
Hershey Co. (The)	81,965	14,156,175
Hologic Inc.(a)	24,091	1,527,128
Hormel Foods Corp.	254,749	7,293,464
Humana Inc.	15,000	4,056,300
Incyte Corp.(a)	139,506	10,253,691
International Business Machines Corp.	116,543	29,420,115
J.M. Smucker Co. (The)	77,522	8,568,507
Jack Henry & Associates Inc.	37,385	6,489,662
Johnson & Johnson	229,242	37,829,515
Juniper Networks Inc.	279,521	10,118,660
Kellanova	232,865	19,304,509
Keurig Dr Pepper Inc.	356,204	11,939,958
Kimberly-Clark Corp.	76,408	10,850,700
Kraft Heinz Co. (The)	340,718	10,463,450
Kroger Co. (The)	469,481	30,431,758
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	100,029	9,645,796
Linde PLC	3,573	1,668,770
Lockheed Martin Corp.	19,973	8,995,240
Loews Corp.	158,562	13,742,569
Marathon Petroleum Corp.	31,035	4,660,836
Markel Group Inc.(a)	8,483	16,401,372
Marsh & McLennan Companies Inc.	132,494	31,512,373
Mastercard Inc., Class A	12,136	6,994,098
McDonald's Corp.	113,612	35,029,988
McKesson Corp.	72,136	46,185,795
MercadoLibre Inc.(a)	2,612	5,542,324
Merck & Co. Inc.	357,401	32,970,242
Microsoft Corp.	58,966	23,408,912
Mondelez International Inc., Class A	218,261	14,018,904
Monster Beverage Corp.(a)	74,495	4,071,152
Motorola Solutions Inc.	100,890	44,413,796
Neurocrine Biosciences Inc.(a)	84,265	10,003,941
Newmont Corp.	74,594	3,195,607
Northrop Grumman Corp.	50,735	23,426,379
Nutanix Inc., Class A(a)	23,384	1,797,996
Oracle Corp.	53,992	8,965,912
O'Reilly Automotive Inc.(a)	16,768	23,033,196
PepsiCo Inc.	217,252	33,341,664
Pfizer Inc.	62,639	1,655,549
PG&E Corp.	433,642	7,085,710
Security	Shares	Value
United States (continued)
PPL Corp.	47,834	$1,684,235
Procter & Gamble Co. (The)	191,844	33,350,161
Progressive Corp. (The)	127,291	35,896,062
PTC Inc.(a)	37,901	6,201,741
Quest Diagnostics Inc.	31,458	5,439,088
Regeneron Pharmaceuticals Inc.	22,702	15,862,795
Republic Services Inc., Class A	186,664	44,243,101
Rollins Inc.	140,502	7,360,900
Roper Technologies Inc.	79,797	46,641,346
RTX Corp.	27,492	3,656,161
ServiceNow Inc.(a)	10,642	9,894,506
Southern Co. (The)	307,358	27,597,675
Targa Resources Corp.	32,548	6,565,583
Teledyne Technologies Inc.(a)	37,805	19,470,331
Texas Pacific Land Corp.(c)	1,272	1,816,352
The Campbell's Co.	163,162	6,536,270
TJX Companies Inc. (The)	102,352	12,769,436
T-Mobile U.S. Inc.	208,067	56,113,589
Travelers Companies Inc. (The)	41,057	10,612,824
Tyler Technologies Inc.(a)	25,477	15,500,971
Tyson Foods Inc., Class A	243,035	14,907,767
United Therapeutics Corp.(a)(c)	34,459	11,028,603
UnitedHealth Group Inc.	46,221	21,953,126
VeriSign Inc.(a)	74,651	17,757,980
Verizon Communications Inc.	613,959	26,461,633
Vertex Pharmaceuticals Inc.(a)	38,280	18,366,361
Visa Inc., Class A	63,722	23,112,607
W R Berkley Corp.	226,743	14,302,948
Walmart Inc.	536,386	52,893,023
Waste Connections Inc.	70,644	13,405,405
Waste Management Inc.	161,407	37,572,321
WEC Energy Group Inc.	233,270	24,887,576
Welltower Inc.	56,926	8,738,710
Willis Towers Watson PLC	23,688	8,045,629
Workday Inc., Class A(a)	12,640	3,328,618
Xcel Energy Inc.	54,669	3,941,635
Yum! Brands Inc.	111,151	17,380,682
Zoom Video Communications Inc., Class A(a)	49,270	3,631,199
		2,109,082,440
Total Long-Term Investments — 99.8% (Cost: $2,739,641,639)		3,400,566,014
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	7,684,666	7,688,508
Total Short-Term Securities — 0.2% (Cost: $7,688,508)		7,688,508
Total Investments — 100.0% (Cost: $2,747,330,147)		3,408,254,522
Other Assets Less Liabilities — 0.0%		1,643,055
Net Assets — 100.0%		$3,409,897,577

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Min Vol Factor ETF

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,683,413	$—	$(1,995,116)(a)	$4,800	$(4,589)	$7,688,508	7,684,666	$26,364 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	9,170,000	—	(9,170,000)(a)	—	—	—	—	179,887	—
				$4,800	$(4,589)	$7,688,508		$206,251	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	20	03/21/25	$2,430	$(17,295)
MSCI Emerging Markets Index	19	03/21/25	1,042	(24,713)
S&P 500 E-Mini Index	8	03/21/25	2,385	(2,614)
2-Year U.S. Treasury Note	3	06/30/25	621	1,543
				$(43,079)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$1,543	$—	$1,543
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$44,622	$—	$—	$—	$44,622

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

35
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Min Vol Factor ETF

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$266,031	$—	$(3,012)	$—	$263,019
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(120,971)	$—	$2,555	$—	$(118,416)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$6,893,680
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,229,595,362	$1,170,970,638	$14	$3,400,566,014
Short-Term Securities
Money Market Funds	7,688,508	—	—	7,688,508
	$2,237,283,870	$1,170,970,638	$14	$3,408,254,522
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,543	$—	$—	$1,543
Liabilities
Equity Contracts	(44,622)	—	—	(44,622)
	$(43,079)	$—	$—	$(43,079)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $620,089 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments
36

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares Emerging Markets Equity Factor ETF	iShares ESG Aware MSCI EM ETF	iShares MSCI Emerging Markets ex China ETF	iShares MSCI Emerging Markets Min Vol Factor ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$721,222,107	$4,507,124,432	$14,906,494,212	$4,070,363,983
Investments, at value—affiliated(c)	5,190,108	9,029,137	64,322,602	38,348,906
Cash	5,335	60,791,670	122,043,802	31,641,339
Cash pledged for futures contracts	69,000	478,000	2,610,000	211,000
Foreign currency, at value(d)	382,675	31,061,695	17,507,146	14,375,648
Receivables:
Investments sold	—	191,506,341	129,742,892	18,648,656
Securities lending income—affiliated	6,583	16,452	83,300	16,564
Capital shares sold	—	49,462	—	8,518,772
Dividends—unaffiliated	1,410,642	6,594,078	34,458,376	6,697,133
Dividends—affiliated	12,802	52,949	241,107	109,606
Tax reclaims	59,862	59,848	101,095	—
Foreign withholding tax claims	59,894	256,349	1,458,989	—
Total assets	728,419,008	4,807,020,413	15,279,063,521	4,188,931,607
LIABILITIES
Bank borrowings	—	38,005,447	48,006,881	—
Collateral on securities loaned, at value	2,019,432	9,041,379	64,320,953	38,307,513
Payables:
Investments purchased	—	230,651,356	149,691,944	45,883,401
Capital shares redeemed	—	—	—	99,655
Deferred foreign capital gain tax	2,052,621	10,097,549	17,373,342	18,150,561
Investment advisory fees	141,723	869,876	2,980,870	786,132
Professional fees	2,098	14,004	14,004	—
Variation margin on futures contracts	29,493	227,097	1,270,493	94,696
Total liabilities	4,245,367	288,906,708	283,658,487	103,321,958
Commitments and contingent liabilities
NET ASSETS	$724,173,641	$4,518,113,705	$14,995,405,034	$4,085,609,649
NET ASSETS CONSIST OF
Paid-in capital	$780,182,361	$5,056,152,484	$15,134,826,616	$4,503,359,336
Accumulated loss	(56,008,720)	(538,038,779)	(139,421,582)	(417,749,687)
NET ASSETS	$724,173,641	$4,518,113,705	$14,995,405,034	$4,085,609,649
NET ASSET VALUE
Shares outstanding	15,800,000	130,300,000	274,300,000	71,000,000
Net asset value	$45.83	$34.67	$54.67	$57.54
Shares authorized	525 million	1.5 billion	2 billion	800 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$631,630,962	$3,837,224,215	$14,177,912,842	$3,473,677,556
(b) Securities loaned, at value	$1,912,295	$6,325,088	$61,257,130	$35,943,096
(c) Investments, at cost—affiliated	$5,188,911	$9,029,137	$64,323,207	$38,346,328
(d) Foreign currency, at cost	$385,286	$31,095,485	$17,547,348	$14,372,438
See notes to financial statements.
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
February 28, 2025

iShares MSCI Global Min Vol Factor ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,400,566,014
Investments, at value—affiliated(c)	7,688,508
Cash	1,915,794
Cash pledged for futures contracts	234,000
Foreign currency, at value(d)	5,076,089
Receivables:
Investments sold	10,865,168
Securities lending income—affiliated	3,679
Dividends—unaffiliated	4,982,282
Dividends—affiliated	17,767
Tax reclaims	3,493,755
Variation margin on futures contracts	25,309
Total assets	3,434,868,365
LIABILITIES
Bank borrowings	620,089
Collateral on securities loaned, at value	7,586,478
Payables:
Investments purchased	11,413,763
Capital shares redeemed	704,027
Deferred foreign capital gain tax	3,902,192
Foreign taxes	53,785
Investment advisory fees	610,631
IRS compliance fee for foreign withholding tax claims	77,966
Professional fees	1,857
Total liabilities	24,970,788
Commitments and contingent liabilities
NET ASSETS	$3,409,897,577
NET ASSETS CONSIST OF
Paid-in capital	$2,671,837,053
Accumulated earnings	738,060,524
NET ASSETS	$3,409,897,577
NET ASSET VALUE
Shares outstanding	29,600,000
Net asset value	$115.20
Shares authorized	500 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$2,739,641,639
(b) Securities loaned, at value	$7,413,631
(c) Investments, at cost—affiliated	$7,688,508
(d) Foreign currency, at cost	$5,111,890
See notes to financial statements.
Statements of Assets and Liabilities
38

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares Emerging Markets Equity Factor ETF	iShares ESG Aware MSCI EM ETF	iShares MSCI Emerging Markets ex China ETF	iShares MSCI Emerging Markets Min Vol Factor ETF
INVESTMENT INCOME
Dividends—unaffiliated	$8,581,219	$39,417,899	$155,918,937	$40,187,048
Dividends—affiliated	120,149	586,675	2,817,738	983,648
Interest—unaffiliated	21,230	68,735	265,566	46,236
Securities lending income—affiliated—net	113,499	66,521	592,798	62,925
Foreign taxes withheld	(1,129,151)	(5,006,823)	(20,187,765)	(4,532,098)
Foreign withholding tax claims	59,894	256,349	1,458,989	—
Total investment income	7,766,840	35,389,356	140,866,263	36,747,759
EXPENSES
Investment advisory	878,817	5,519,842	20,012,737	5,231,519
Interest expense	11,799	62,155	67,420	21,412
Commitment costs	5,977	20,218	20,218	20,218
Professional	2,108	14,067	14,066	—
Mauritius income taxes	—	115	—	—
Total expenses	898,701	5,616,397	20,114,441	5,273,149
Net investment income	6,868,139	29,772,959	120,751,822	31,474,610
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(10,045,731)	(111,078,913)	(388,727,969)	101,972,310
Investments—affiliated	(1,012)	(181)	(10,621)	(712)
Foreign currency transactions	(139,274)	(640,100)	(3,553,139)	(525,259)
Futures contracts	183,488	290,613	(4,017,153)	41,292
In-kind redemptions—unaffiliated(b)	—	—	26,789,518	13,599,977
	(10,002,529)	(111,428,581)	(369,519,364)	115,087,608
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	(3,554,873)	192,171,072	(1,128,648,145)	(250,505,997)
Investments—affiliated	(431)	(2,677)	(5,917)	(1,165)
Foreign currency translations	(3,427)	(282,857)	193,467	(137,667)
Futures contracts	(126,867)	(173,282)	(2,099,630)	(378,925)
	(3,685,598)	191,712,256	(1,130,560,225)	(251,023,754)
Net realized and unrealized gain (loss)	(13,688,127)	80,283,675	(1,500,079,589)	(135,936,146)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,819,988)	$110,056,634	$(1,379,327,767)	$(104,461,536)
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(618,104)	$(2,358,014)	$(11,333,516)	$(10,901,196)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$5,711,983	$21,231,296	$150,588,274	$36,908,826
See notes to financial statements.
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended February 28, 2025

iShares MSCI Global Min Vol Factor ETF
INVESTMENT INCOME
Dividends—unaffiliated	$41,101,531
Dividends—affiliated	179,887
Securities lending income—affiliated—net	26,364
Other income—unaffiliated	33,584
Foreign taxes withheld	(1,943,146)
Foreign withholding tax claims	643,788
IRS compliance fee for foreign withholding tax claims	(77,966)
Total investment income	39,964,042
EXPENSES
Investment advisory	4,179,838
Professional	24,734
Commitment costs	20,009
Interest expense	10,860
Total expenses	4,235,441
Net investment income	35,728,601
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	87,361,175
Investments—affiliated	4,800
Foreign currency transactions	(458,919)
Futures contracts	263,019
In-kind redemptions—unaffiliated(b)	250,055,330
337,225,405
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	(267,657,718)
Investments—affiliated	(4,589)
Foreign currency translations	(278,968)
Futures contracts	(118,416)
(268,059,691)
Net realized and unrealized gain	69,165,714
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,894,315
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(3,339,370)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$9,521,407
See notes to financial statements.
Statements of Operations
40

Statements of Changes in Net Assets

	iShares Emerging Markets Equity Factor ETF		iShares ESG Aware MSCI EM ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,868,139	$17,660,392	$29,772,959	$99,896,225
Net realized gain (loss)	(10,002,529)	14,371,781	(111,428,581)	(173,084,081)
Net change in unrealized appreciation (depreciation)	(3,685,598)	76,574,924	191,712,256	548,470,610
Net increase (decrease) in net assets resulting from operations	(6,819,988)	108,607,097	110,056,634	475,282,754
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(17,973,335)(b)	(33,037,650)	(70,431,016)(b)	(109,948,822)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	80,975,091	(14,011,635)	109,342,748	(319,943,129)
NET ASSETS
Total increase in net assets	56,181,768	61,557,812	148,968,366	45,390,803
Beginning of period	667,991,873	606,434,061	4,369,145,339	4,323,754,536
End of period	$724,173,641	$667,991,873	$4,518,113,705	$4,369,145,339

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI Emerging Markets ex China ETF		iShares MSCI Emerging Markets Min Vol Factor ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$120,751,822	$273,106,254	$31,474,610	$128,855,606
Net realized gain (loss)	(369,519,364)	(213,323,363)	115,087,608	18,828,161
Net change in unrealized appreciation (depreciation)	(1,130,560,225)	2,058,068,040	(251,023,754)	434,044,809
Net increase (decrease) in net assets resulting from operations	(1,379,327,767)	2,117,850,931	(104,461,536)	581,728,576
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(276,174,590)(b)	(212,835,579)	(97,543,426)(b)	(131,987,977)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	457,325,694	9,141,465,607	(419,349,865)	(239,290,205)
NET ASSETS
Total increase (decrease) in net assets	(1,198,176,663)	11,046,480,959	(621,354,827)	210,450,394
Beginning of period	16,193,581,697	5,147,100,738	4,706,964,476	4,496,514,082
End of period	$14,995,405,034	$16,193,581,697	$4,085,609,649	$4,706,964,476

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
42

Statements of Changes in Net Assets(continued)

	iShares MSCI Global Min Vol Factor ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$35,728,601	$95,022,776
Net realized gain	337,225,405	176,714,386
Net change in unrealized appreciation (depreciation)	(268,059,691)	463,008,108
Net increase in net assets resulting from operations	104,894,315	734,745,270
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(60,344,077)(b)	(101,499,454)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(1,092,739,854)	(893,702,048)
NET ASSETS
Total decrease in net assets	(1,048,189,616)	(260,456,232)
Beginning of period	4,458,087,193	4,718,543,425
End of period	$3,409,897,577	$4,458,087,193

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Emerging Markets Equity Factor ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$47.38	$41.82	$43.38	$53.61	$44.03	$40.35
Net investment income(a)	0.46 (b)	1.29	1.46	1.64	1.23	1.11
Net realized and unrealized gain (loss)(c)	(0.85)	6.77	(1.38)	(10.49)	9.24	3.73
Net increase (decrease) from investment operations	(0.39)	8.06	0.08	(8.85)	10.47	4.84
Distributions from net investment income(d)	(1.16)(e)	(2.50)	(1.64)	(1.38)	(0.89)	(1.16)
Net asset value, end of period	$45.83	$47.38	$41.82	$43.38	$53.61	$44.03
Total Return(f)
Based on net asset value	(0.83)%(b)(g)	20.07%	0.30%	(16.80)%	23.97%	12.17%
Ratios to Average Net Assets(h)
Total expenses	0.25%(i)	0.26%	0.33%	0.45%	0.45%	0.45%
Net investment income	1.95%(b)(i)	2.93%	3.51%	3.41%	2.44%	2.71%
Supplemental Data
Net assets, end of period (000)	$724,174	$667,992	$606,434	$832,808	$761,199	$541,608
Portfolio turnover rate(j)	11%	29%	121%	54%	49%	45%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended
February 28,2025:
• Net investment income per share by $0.00.
• Total return by 0.06%
• Ratio of net investment income to average net assets by 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
44

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Aware MSCI EM ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$34.35	$31.35	$31.56	$43.35	$35.93	$32.03
Net investment income(a)	0.23 (b)	0.78	0.78	0.83	0.75	0.89
Net realized and unrealized gain (loss)(c)	0.64	3.09	(0.23)	(11.51)	7.23	3.89
Net increase (decrease) from investment operations	0.87	3.87	0.55	(10.68)	7.98	4.78
Distributions from net investment income(d)	(0.55)(e)	(0.87)	(0.76)	(1.11)	(0.56)	(0.88)
Net asset value, end of period	$34.67	$34.35	$31.35	$31.56	$43.35	$35.93
Total Return(f)
Based on net asset value	2.55%(b)(g)	12.61%	1.81%	(25.08)%	22.30%	15.11%
Ratios to Average Net Assets(h)
Total expenses	0.25%(i)	0.26%	0.26%	0.25%	0.25%	0.25%
Net investment income	1.35%(b)(i)	2.43%	2.53%	2.20%	1.76%	2.75%
Supplemental Data
Net assets, end of period (000)	$4,518,114	$4,369,145	$4,323,755	$4,251,525	$7,105,443	$3,654,480
Portfolio turnover rate(j)	17%	32%	38%	41%	41%	46%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended
February 28,2025:
• Net investment income per share by $0.00.
• Total return by 0.00%.
• Ratio of net investment income to average net assets by 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ex China ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$60.65	$51.16	$49.62	$62.82	$46.00	$46.25
Net investment income(a)	0.44 (b)	1.45	1.45	1.86	1.58	1.46
Net realized and unrealized gain (loss)(c)	(5.42)	9.17	1.31	(13.73)	16.09	(0.05)
Net increase (decrease) from investment operations	(4.98)	10.62	2.76	(11.87)	17.67	1.41
Distributions from net investment income(d)	(1.00)(e)	(1.13)	(1.22)	(1.33)	(0.85)	(1.66)
Net asset value, end of period	$54.67	$60.65	$51.16	$49.62	$62.82	$46.00
Total Return(f)
Based on net asset value	(8.28)%(b)(g)	20.98%	5.69%	(19.17)%	38.66%	2.87%
Ratios to Average Net Assets(h)
Total expenses	0.25%(i)	0.25%	0.25%	0.25%	0.25%	0.36%
Total expenses after fees waived	0.25%(i)	0.25%	0.25%	0.25%	0.22%	0.16%
Net investment income	1.51%(b)(i)	2.58%	2.89%	3.34%	2.65%	3.24%
Supplemental Data
Net assets, end of period (000)	$14,995,405	$16,193,582	$5,147,101	$2,307,162	$1,281,467	$73,606
Portfolio turnover rate(j)	8%	12%	13%	21%	51%	18%
(a) Based on average shares outstanding.
(b) Reflects positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended ended
February 28,2025:
• Net investment income per share by $0.01.
• Total return by 0.08%.
• Ratio of net investment income to average net assets by 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
46

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Min Vol Factor ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21(a)	Year Ended 08/31/20(a)
Net asset value, beginning of period	$60.35	$54.50	$54.86	$63.94	$55.97	$56.84
Net investment income(b)	0.45	1.63	1.25	1.87	1.32 (c)	1.42
Net realized and unrealized gain (loss)(d)	(1.86)	5.91	(0.38)	(9.86)	8.12	(0.82)
Net increase (decrease) from investment operations	(1.41)	7.54	0.87	(7.99)	9.44	0.60
Distributions from net investment income(e)	(1.40)(f)	(1.69)	(1.23)	(1.09)	(1.47)	(1.47)
Net asset value, end of period	$57.54	$60.35	$54.50	$54.86	$63.94	$55.97
Total Return(g)
Based on net asset value	(2.36)%(h)	14.15%	1.62%	(12.68)%	17.04%(c)	1.07%
Ratios to Average Net Assets(i)
Total expenses	0.25%(j)	0.26%	0.64%	0.69%	0.69%	0.70%
Total expenses after fees waived	0.25%(j)	0.26%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.50%(j)	2.92%	2.32%	3.14%	2.15%(c)	2.59%
Supplemental Data
Net assets, end of period (000)	$4,085,610	$4,706,964	$4,496,514	$6,177,144	$3,874,514	$4,248,258
Portfolio turnover rate(k)	14%	23%	58%	26%	38%	23%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2021:
• Net investment income per share by $0.01.
• Total return by 0.02%.
• Ratio of net investment income to average net assets by 0.01%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Global Min Vol Factor ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$113.73	$97.69	$95.04	$106.77	$93.16	$93.54
Net investment income(a)	0.96 (b)	2.27	2.32 (b)	2.18	1.97	2.13
Net realized and unrealized gain (loss)(c)	2.14	16.24	2.40	(11.91)	13.38	(0.18)
Net increase (decrease) from investment operations	3.10	18.51	4.72	(9.73)	15.35	1.95
Distributions from net investment income(d)	(1.63)(e)	(2.47)	(2.07)	(2.00)	(1.74)	(2.33)
Net asset value, end of period	$115.20	$113.73	$97.69	$95.04	$106.77	$93.16
Total Return(f)
Based on net asset value	2.77%(b)(g)	19.32%	5.00%(b)	(9.21)%	16.63%	2.13%
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%	0.30%	0.32%	0.32%	0.32%
Total expenses after fees waived	0.20%(i)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.71%(b)(i)	2.23%	2.42%(b)	2.13%	2.00%	2.33%
Supplemental Data
Net assets, end of period (000)	$3,409,898	$4,458,087	$4,718,543	$4,476,569	$5,306,261	$5,924,818
Portfolio turnover rate(j)	11%	25%	22%	23%	25%	22%
(a) Based on average shares outstanding.
(b) Reflects positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months period ended February 28,
2025 and for the year ended August 31, 2023 respectively:
• Net investment income per share by $0.02 and  $0.00.
• Total return by 0.02% and 0.01%.
• Ratio of net investment income to average net assets by 0.03% and  0.00%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
48

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Emerging Markets Equity Factor	Diversified
ESG Aware MSCI EM	Diversified
MSCI Emerging Markets ex China	Diversified
MSCI Emerging Markets Min Vol Factor	Diversified
MSCI Global Min Vol Factor	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Notes to Financial Statements
50

Notes to Financial Statements (unaudited) (continued)
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Emerging Markets Equity Factor
Barclays Capital, Inc.	$14,035	$(14,035)	$—	$—
BNP Paribas SA	37,467	(37,467)	—	—
Goldman Sachs & Co. LLC	16,652	(16,652)	—	—
HSBC Bank PLC	446,942	(446,942)	—	—
Morgan Stanley	824,544	(824,544)	—	—
SG Americas Securities LLC	474,662	(474,662)	—	—
UBS AG	97,373	(97,373)	—	—
UBS Securities LLC	620	(620)	—	—
	$1,912,295	$(1,912,295)	$—	$—
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Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Aware MSCI EM
BNP Paribas SA	$595,425	$(595,425)	$—	$—
Citigroup Global Markets, Inc.	208,166	(208,166)	—	—
Goldman Sachs & Co.	1,942,319	(1,942,319)	—	—
J.P. Morgan Securities LLC	2,512,150	(2,512,150)	—	—
J.P. Morgan Securities PLC	885,112	(885,112)	—	—
Morgan Stanley & Co LLC	28,468	(28,468)	—	—
State Street Bank & Trust Co.	153,448	(153,448)	—	—
	$6,325,088	$(6,325,088)	$—	$—
MSCI Emerging Markets ex China
BNP Paribas SA	$14,179	$(14,179)	$—	$—
BofA Securities, Inc.	3,542,603	(3,542,603)	—	—
Citigroup Global Markets Ltd.	1,097,042	(1,097,042)	—	—
Citigroup Global Markets, Inc.	22,509,428	(22,509,428)	—	—
HSBC Bank PLC	538,467	(538,467)	—	—
J.P. Morgan Securities LLC	943,100	(943,100)	—	—
Macquarie Bank Ltd.	14,063,061	(14,063,061)	—	—
Morgan Stanley	15,608,020	(15,608,020)	—	—
UBS AG	2,941,230	(2,941,230)	—	—
	$61,257,130	$(61,257,130)	$—	$—
MSCI Emerging Markets Min Vol Factor
BofA Securities, Inc.	$2,198,567	$(2,198,567)	$—	$—
Citigroup Global Markets, Inc.	7,277,399	(7,277,399)	—	—
Goldman Sachs & Co. LLC	20,597,531	(20,597,531)	—	—
HSBC Bank PLC	1,520,347	(1,520,347)	—	—
Morgan Stanley	3,474,617	(3,474,617)	—	—
SG Americas Securities LLC	393,583	(393,583)	—	—
State Street Bank & Trust Co.	481,052	(481,052)	—	—
	$35,943,096	$(35,943,096)	$—	$—
MSCI Global Min Vol Factor
BofA Securities, Inc.	$2,225,093	$(2,225,093)	$—	$—
Goldman Sachs & Co. LLC	1,930,274	(1,930,274)	—	—
Jefferies LLC	1,027,660	(1,027,660)	—	—
Morgan Stanley	1,910,554	(1,885,021)	—	25,533(b)
Wells Fargo Bank N.A.	320,050	(320,050)	—	—
	$7,413,631	$(7,388,098)	$—	$25,533

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of February 28, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Notes to Financial Statements
52

Notes to Financial Statements (unaudited) (continued)
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Emerging Markets Equity Factor	0.25%
ESG Aware MSCI EM	0.25
MSCI Emerging Markets ex China	0.25
MSCI Emerging Markets Min Vol Factor	0.25
MSCI Global Min Vol Factor	0.20
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For each of the iShares Emerging Markets Equity Factor and iShares MSCI Emerging Markets ex China ETFs, BFA has contractually agreed to waive a portion of itsinvestment advisory fee for each Fund through December 31, 2026 and December 31, 2027, respectively, in an amount equal to the acquired fund fees and expenses, ifany, attributable to each Fund’s investments in other iShares funds
For the six months ended February 28, 2025, there were no fees waived by BFA pursuant to these arangements.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar
53
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Emerging Markets Equity Factor	$25,430
ESG Aware MSCI EM	15,913
MSCI Emerging Markets ex China	141,816
MSCI Emerging Markets Min Vol Factor	17,736
MSCI Global Min Vol Factor	8,907
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Emerging Markets Equity Factor	$1,591,550	$5,522,964	$(385,925)
ESG Aware MSCI EM	56,171,018	35,823,601	1,318,377
MSCI Emerging Markets ex China	7,751,245	20,179,612	(7,685,457)
MSCI Emerging Markets Min Vol Factor	38,333,279	6,594,922	1,679,289
MSCI Global Min Vol Factor	109,819,048	92,312,283	14,005,646
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Emerging Markets Equity Factor	$139,898,838	$73,798,050
ESG Aware MSCI EM	819,379,133	745,129,555
MSCI Emerging Markets ex China	1,520,655,841	1,220,338,575
MSCI Emerging Markets Min Vol Factor	574,067,124	950,675,606
MSCI Global Min Vol Factor	457,294,207	650,497,327
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Emerging Markets Equity Factor	$7,299,190	$—
ESG Aware MSCI EM	11,087,945	—
MSCI Emerging Markets ex China	166,638,503	91,907,607
MSCI Emerging Markets Min Vol Factor	8,475,282	99,016,074
MSCI Global Min Vol Factor	—	921,477,704
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Notes to Financial Statements
54

Notes to Financial Statements (unaudited) (continued)
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Emerging Markets Equity Factor	$(118,974,968)
ESG Aware MSCI EM	(1,045,171,622)
MSCI Emerging Markets ex China	(266,923,222)
MSCI Emerging Markets Min Vol Factor	(1,220,833,089)
MSCI Global Min Vol Factor	(243,788,597)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity Factor	$655,043,826	$141,589,156	$(70,280,657)	$71,308,499
ESG Aware MSCI EM	3,893,906,272	1,001,034,519	(378,980,548)	622,053,971
MSCI Emerging Markets ex China	14,495,827,932	2,043,978,648	(1,570,615,370)	473,363,278
MSCI Emerging Markets Min Vol Factor	3,421,239,461	796,598,724	(109,333,735)	687,264,989
MSCI Global Min Vol Factor	2,768,939,141	804,186,935	(164,914,633)	639,272,302
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the six months ended February 28, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Emerging Markets Equity Factor	$9,800,000	$413,260	5.67%
ESG Aware MSCI EM	92,900,000	2,043,094	5.87
MSCI Emerging Markets ex China	170,000,000	2,143,646	5.99
MSCI Emerging Markets Min Vol Factor	63,000,000	696,133	5.68
MSCI Global Min Vol Factor	13,900,000	164,751	5.87
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
55
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Notes to Financial Statements
56

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
Emerging Markets Equity Factor
Shares sold	1,700,000	$80,975,091	1,100,000	$49,410,027
Shares redeemed	—	—	(1,500,000)	(63,421,662)
	1,700,000	$80,975,091	(400,000)	$(14,011,635)
ESG Aware MSCI EM
Shares sold	3,100,000	$109,342,748	3,400,000	$112,666,796
Shares redeemed	—	—	(14,100,000)	(432,609,925)
	3,100,000	$109,342,748	(10,700,000)	$(319,943,129)
MSCI Emerging Markets ex China
Shares sold	16,800,000	$1,015,291,372	166,400,000	$9,141,465,607
Shares redeemed	(9,500,000)	(557,965,678)	—	—
	7,300,000	$457,325,694	166,400,000	$9,141,465,607
MSCI Emerging Markets Min Vol Factor
Shares sold	1,400,000	$83,912,342	—	$452,684
Shares redeemed	(8,400,000)	(503,262,207)	(4,500,000)	(239,742,889)
	(7,000,000)	$(419,349,865)	(4,500,000)	$(239,290,205)
MSCI Global Min Vol Factor
Shares sold	—	$258,720	—	$231,379
Shares redeemed	(9,600,000)	(1,092,998,574)	(9,100,000)	(893,933,427)
	(9,600,000)	$(1,092,739,854)	(9,100,000)	$(893,702,048)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
57
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
iShares Emerging Markets Equity Factor ETF, iShares ESG Aware MSCI EM ETF and iShares MSCI Emerging Markets ex China ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Funds' evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries' tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of February 28, 2025, are $57,795 or $0.00 per share, $242,345 or $0.00 per share and $1,444,985 or $0.01 per share, respectively.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of February 28, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The iShares MSCI Global Min Vol Factor ETF is, seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders,representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund ,has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statement, of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.
Notes to Financial Statements
58

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
59
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
Glossary of Terms Used in this Report
60

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or STOXX Ltd., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI Eurozone ETF | EZU | Cboe BZX Exchange
• iShares MSCI Germany ETF | EWG | NYSE Arca
• iShares MSCI Italy ETF | EWI | NYSE Arca
• iShares MSCI Spain ETF | EWP | NYSE Arca
• iShares MSCI Switzerland ETF | EWL | NYSE Arca

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Eurozone ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.6%
Erste Group Bank AG	412,916	$27,735,633
OMV AG	197,627	8,736,961
Verbund AG	92,405	6,978,339
		43,450,933
Belgium — 2.8%
Ageas SA	201,619	11,038,751
Anheuser-Busch InBev SA	1,204,135	72,063,523
Argenx SE(a)	80,874	50,544,972
D'ieteren Group	28,800	4,782,451
Groupe Bruxelles Lambert NV	110,313	7,876,857
KBC Group NV	307,717	26,689,243
Lotus Bakeries NV	542	4,910,986
Sofina SA	20,800	5,132,410
Syensqo SA	98,707	7,235,008
UCB SA	169,418	32,013,109
		222,287,310
Finland — 2.9%
Elisa OYJ	189,696	8,725,274
Fortum OYJ	603,578	9,460,576
Kesko OYJ, Class B	367,413	6,964,870
Kone OYJ, Class B	455,448	25,707,831
Metso OYJ	828,772	9,195,917
Neste OYJ	562,286	5,038,991
Nokia OYJ	6,764,381	32,498,598
Nordea Bank Abp	4,224,244	55,601,453
Orion OYJ, Class B	146,008	8,217,452
Sampo OYJ, Class A	3,286,689	28,859,335
Stora Enso OYJ, Class R	784,058	8,426,879
UPM-Kymmene OYJ	715,196	20,780,119
Wartsila OYJ Abp	673,966	12,825,793
		232,303,088
France — 33.3%
Accor SA	261,194	13,081,527
Aeroports de Paris SA	46,652	4,781,445
Air Liquide SA	774,867	142,188,498
Airbus SE	796,243	137,975,551
Alstom SA(a)	461,774	10,136,864
Amundi SA(b)	82,914	5,956,819
ArcelorMittal SA	628,513	17,949,137
Arkema SA	76,421	6,290,890
AXA SA	2,374,152	92,825,448
BioMerieux	55,117	6,590,833
BNP Paribas SA	1,363,765	103,349,214
Bollore SE	950,989	5,760,395
Bouygues SA	252,099	8,633,391
Bureau Veritas SA	422,433	12,704,010
Capgemini SE	206,730	32,102,193
Carrefour SA	727,124	9,656,088
Cie de Saint-Gobain SA	603,310	60,374,866
Cie Generale des Etablissements Michelin SCA	898,377	31,929,668
Covivio SA/France	74,144	4,039,723
Credit Agricole SA	1,426,164	23,778,063
Danone SA	865,079	61,737,885
Dassault Aviation SA	26,723	6,845,601
Dassault Systemes SE	896,745	35,560,025
Edenred SE	330,387	10,516,090
Eiffage SA	91,985	9,239,841
Engie SA	2,425,002	43,381,528
EssilorLuxottica SA	398,491	119,319,178
Eurazeo SE	60,210	4,769,013
Security	Shares	Value
France (continued)
Eurofins Scientific SE	182,006	$9,144,028
Euronext NV(b)	106,970	13,514,088
Gecina SA	62,276	5,837,637
Getlink SE	404,072	6,701,887
Hermes International SCA	42,439	121,139,172
Ipsen SA	50,542	5,861,967
Kering SA	99,057	27,754,452
Klepierre SA	289,889	9,210,064
La Francaise des Jeux SAEM(b)	139,012	5,310,806
Legrand SA	351,399	38,742,147
L'Oreal SA	322,183	118,455,516
LVMH Moet Hennessy Louis Vuitton SE	368,749	266,442,976
Orange SA	2,495,040	29,898,525
Pernod Ricard SA	270,028	28,973,603
Publicis Groupe SA	306,696	30,457,589
Renault SA	254,918	13,246,427
Rexel SA	299,611	8,141,521
Safran SA	482,929	126,447,861
Sanofi SA	1,523,400	166,442,343
Sartorius Stedim Biotech	39,271	8,174,653
Schneider Electric SE	732,775	180,031,422
Societe Generale SA	965,174	39,535,788
Sodexo SA	118,537	9,105,509
STMicroelectronics NV	907,265	22,731,880
Teleperformance SE	72,258	6,957,202
Thales SA	124,170	25,002,993
TotalEnergies SE	2,891,628	174,345,687
Unibail-Rodamco-Westfield, New	162,420	13,759,620
Veolia Environnement SA	942,853	28,254,364
Vinci SA	665,335	76,545,300
		2,637,640,811
Germany — 27.3%
adidas AG	229,026	58,541,464
Allianz SE, Registered	517,529	177,238,391
BASF SE	1,195,983	60,981,209
Bayer AG, Registered	1,316,473	31,110,142
Bayerische Motoren Werke AG	388,446	33,769,872
Beiersdorf AG	132,919	18,242,277
Brenntag SE	164,560	10,881,510
Commerzbank AG	1,269,957	27,298,315
Continental AG	147,992	10,617,435
Covestro AG, NVS(a)	240,587	14,799,671
CTS Eventim AG & Co. KGaA	83,367	9,153,845
Daimler Truck Holding AG	636,901	27,963,898
Delivery Hero SE, Class A(a)(b)	252,955	7,231,578
Deutsche Bank AG, Registered	2,480,648	53,522,134
Deutsche Boerse AG	252,316	65,809,695
Deutsche Lufthansa AG, Registered	812,726	5,820,496
Deutsche Post AG, Registered	1,287,150	50,325,124
Deutsche Telekom AG, Registered	4,677,342	168,792,500
E.ON SE	3,008,487	38,371,990
Evonik Industries AG	343,421	6,824,381
Fresenius Medical Care AG & Co. KGaA	275,201	13,346,492
Fresenius SE & Co. KGaA(a)	566,049	22,631,190
GEA Group AG	208,318	12,083,950
Hannover Rueck SE	80,796	21,485,149
Heidelberg Materials AG	182,969	27,514,866
Henkel AG & Co. KGaA	137,915	10,528,599
Infineon Technologies AG	1,749,946	64,910,880
Knorr-Bremse AG	97,197	8,430,975
LEG Immobilien SE	99,778	8,283,991
Mercedes-Benz Group AG	968,051	60,203,946
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Eurozone ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Merck KGaA	173,168	$24,590,631
MTU Aero Engines AG	71,758	25,003,211
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	179,236	101,581,499
Nemetschek SE	77,370	9,071,882
Puma SE	142,093	4,251,832
Rational AG	6,908	6,233,723
Rheinmetall AG	58,362	61,636,939
RWE AG	847,224	26,647,266
SAP SE	1,399,282	388,302,309
Scout24 SE(b)	100,736	9,853,179
Siemens AG, Registered	1,018,405	233,650,196
Siemens Energy AG(a)	856,858	49,274,922
Siemens Healthineers AG(b)	377,877	21,121,505
Symrise AG, Class A	177,925	17,902,556
Talanx AG(a)	85,740	7,803,166
Vonovia SE	992,382	30,737,105
Zalando SE(a)(b)	300,607	10,827,475
		2,155,205,361
Ireland — 0.9%
AIB Group PLC	2,808,096	19,725,748
Bank of Ireland Group PLC	1,350,554	15,954,062
Kerry Group PLC, Class A	200,484	21,081,134
Kingspan Group PLC	207,144	17,032,783
		73,793,727
Italy — 8.7%
Amplifon SpA	167,557	4,260,279
Banco BPM SpA	1,711,263	17,140,827
BPER Banca SpA	1,339,967	10,235,255
Davide Campari-Milano NV	820,037	4,895,497
DiaSorin SpA	30,181	3,191,910
Enel SpA	10,898,805	79,812,227
Eni SpA	2,862,810	41,462,925
Ferrari NV	168,902	79,426,814
FinecoBank Banca Fineco SpA	812,305	15,208,957
Generali	1,261,797	41,654,745
Infrastrutture Wireless Italiane SpA(b)	453,288	4,539,727
Intesa Sanpaolo SpA	20,272,019	99,899,240
Leonardo SpA	542,296	21,871,605
Mediobanca Banca di Credito Finanziario SpA	680,989	12,139,107
Moncler SpA	312,998	21,519,471
Nexi SpA(a)(b)	660,771	3,465,414
Poste Italiane SpA(b)	608,092	9,815,013
Prysmian SpA	376,530	22,400,598
Recordati Industria Chimica e Farmaceutica SpA	154,004	8,701,001
Snam SpA	2,711,684	13,069,847
Stellantis NV	2,715,724	34,950,862
Telecom Italia SpA/Milano(a)	13,495,775	3,800,998
Tenaris SA, NVS	553,571	10,467,022
Terna - Rete Elettrica Nazionale	1,887,343	15,776,803
UniCredit SpA	1,871,950	98,747,652
Unipol Gruppo SpA	481,211	7,187,714
		685,641,510
Netherlands — 13.3%
ABN AMRO Bank NV, CVA(b)	613,944	11,641,539
Adyen NV(a)(b)	29,526	53,896,849
Aegon Ltd.	1,809,156	11,454,618
AerCap Holdings NV	260,374	26,844,559
Akzo Nobel NV	227,175	14,035,442
ASM International NV	62,789	34,173,404
ASML Holding NV	527,802	375,410,160
Security	Shares	Value
Netherlands (continued)
ASR Nederland NV	210,671	$11,178,668
BE Semiconductor Industries NV	108,685	12,255,509
Coca-Cola Europacific Partners PLC	277,589	23,944,827
CVC Capital Partners PLC(a)(b)	286,233	6,588,406
DSM-Firmenich AG	249,199	26,704,666
EXOR NV, NVS	133,241	12,981,353
Heineken Holding NV	173,674	12,750,945
Heineken NV	385,914	32,598,806
IMCD NV	79,173	11,749,706
ING Groep NV	4,219,484	75,117,438
InPost SA(a)	304,939	5,276,363
JDE Peet's NV	228,368	4,268,287
Koninklijke Ahold Delhaize NV	1,243,343	43,813,881
Koninklijke KPN NV	5,229,986	19,965,814
Koninklijke Philips NV(a)	1,070,576	27,864,977
NN Group NV	360,514	18,279,734
Prosus NV	1,833,139	80,724,227
Qiagen NV	289,009	11,070,590
Randstad NV	146,361	5,910,352
Universal Music Group NV	1,103,063	30,691,487
Wolters Kluwer NV	319,614	49,152,620
		1,050,345,227
Portugal — 0.4%
EDP Renovaveis SA	419,427	3,724,269
EDP SA	4,204,979	13,547,679
Galp Energia SGPS SA	559,706	9,229,797
Jeronimo Martins SGPS SA	379,432	8,171,213
		34,672,958
Spain — 8.6%
Acciona SA	33,717	4,111,356
ACS Actividades de Construccion y Servicios SA	240,422	12,839,983
Aena SME SA(b)	100,496	22,247,979
Amadeus IT Group SA	603,667	45,585,811
Banco Bilbao Vizcaya Argentaria SA	7,722,936	102,375,522
Banco de Sabadell SA	7,301,201	20,029,957
Banco Santander SA	20,308,827	130,365,523
CaixaBank SA	5,318,022	36,701,278
Cellnex Telecom SA(b)	710,004	25,293,110
Endesa SA	425,579	9,445,051
Ferrovial SE	631,534	28,061,987
Grifols SA(a)	379,783	4,176,390
Iberdrola SA	7,811,715	112,797,682
Industria de Diseno Textil SA	1,461,736	78,549,454
Redeia Corp. SA	392,304	7,021,631
Repsol SA	1,571,648	20,018,294
Telefonica SA	5,320,574	23,723,723
		683,344,731
Total Common Stocks — 98.8% (Cost: $7,446,486,458)		7,818,685,656
Preferred Stocks
Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	79,041	6,462,672
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	152,859	8,983,351
Henkel AG & Co. KGaA, Preference Shares, NVS	225,837	19,483,292
Porsche Automobil Holding SE, Preference Shares, NVS	206,410	8,033,910
Sartorius AG, Preference Shares, NVS	35,116	8,799,825
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Eurozone ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Volkswagen AG, Preference Shares, NVS	276,312	$29,787,298
		81,550,348
Total Preferred Stocks — 1.1% (Cost: $148,490,411)		81,550,348
Total Long-Term Investments — 99.9% (Cost: $7,594,976,869)		7,900,236,004
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	3,391,053	3,392,748
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	23,860,000	23,860,000
Total Short-Term Securities — 0.3% (Cost: $27,252,748)		27,252,748
Total Investments — 100.2% (Cost: $7,622,229,617)		7,927,488,752
Liabilities in Excess of Other Assets — (0.2)%		(16,142,202)
Net Assets — 100.0%		$7,911,346,550

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,301,009	$—	$(6,902,015)(a)	$(4,333)	$(1,913)	$3,392,748	3,391,053	$23,502 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	23,000,000	860,000 (a)	—	—	—	23,860,000	23,860,000	525,596	—
				$(4,333)	$(1,913)	$27,252,748		$549,098	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	192	03/21/25	$10,907	$576,459
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Eurozone ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$576,459	$—	$—	$—	$576,459

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$443,040	$—	$—	$—	$443,040
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$405,641	$—	$—	$—	$405,641
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$12,600,425
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$169,030,539	$7,649,655,117	$—	$7,818,685,656
Preferred Stocks	—	81,550,348	—	81,550,348
Short-Term Securities
Money Market Funds	27,252,748	—	—	27,252,748
	$196,283,287	$7,731,205,465	$—	$7,927,488,752
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$576,459	$—	$576,459

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Germany ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.8%
MTU Aero Engines AG	34,402	$11,986,962
Rheinmetall AG	27,843	29,405,389
		41,392,351
Air Freight & Logistics — 2.2%
Deutsche Post AG, Registered	614,806	24,037,749
Automobile Components — 0.5%
Continental AG	70,553	5,061,705
Automobiles — 4.2%
Bayerische Motoren Werke AG	185,305	16,109,642
Mercedes-Benz Group AG	462,143	28,741,081
		44,850,723
Banks — 1.2%
Commerzbank AG	605,801	13,021,974
Capital Markets — 5.3%
Deutsche Bank AG, Registered	1,183,923	25,544,166
Deutsche Boerse AG	120,364	31,393,642
		56,937,808
Chemicals — 4.5%
BASF SE	570,517	29,089,725
Covestro AG, NVS(a)	114,768	7,059,935
Evonik Industries AG	164,745	3,273,774
Symrise AG, Class A	84,876	8,540,101
		47,963,535
Construction Materials — 1.2%
Heidelberg Materials AG	87,284	13,125,762
Diversified Telecommunication Services — 7.5%
Deutsche Telekom AG, Registered	2,231,216	80,518,492
Electrical Equipment — 2.2%
Siemens Energy AG(a)	408,746	23,505,560
Entertainment — 0.4%
CTS Eventim AG & Co. KGaA	39,981	4,389,985
Health Care Equipment & Supplies — 0.9%
Siemens Healthineers AG(b)	180,259	10,075,610
Health Care Providers & Services — 1.6%
Fresenius Medical Care AG & Co. KGaA	131,283	6,366,865
Fresenius SE & Co. KGaA(a)	270,028	10,795,982
		17,162,847
Hotels, Restaurants & Leisure — 0.3%
Delivery Hero SE, Class A(a)(b)	120,382	3,441,528
Household Products — 0.5%
Henkel AG & Co. KGaA	66,510	5,077,455
Independent Power and Renewable Electricity Producers — 1.2%
RWE AG	404,149	12,711,474
Industrial Conglomerates — 10.4%
Siemens AG, Registered	485,808	111,457,754
Insurance — 13.7%
Allianz SE, Registered	246,952	84,573,763
Hannover Rueck SE	38,542	10,249,030
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	85,500	48,456,885
Security	Shares	Value
Insurance (continued)
Talanx AG(a)	41,197	$3,749,324
		147,029,002
Interactive Media & Services — 0.4%
Scout24 SE(b)	47,726	4,668,171
Life Sciences Tools & Services — 0.5%
Qiagen NV	137,861	5,280,814
Machinery — 2.4%
Daimler Truck Holding AG	304,074	13,350,732
GEA Group AG	99,163	5,752,171
Knorr-Bremse AG	46,241	4,010,995
Rational AG	3,250	2,932,773
		26,046,671
Multi-Utilities — 1.7%
E.ON SE	1,435,102	18,304,124
Passenger Airlines — 0.2%
Deutsche Lufthansa AG, Registered	385,189	2,758,606
Personal Care Products — 0.8%
Beiersdorf AG	63,407	8,702,203
Pharmaceuticals — 2.5%
Bayer AG, Registered	627,976	14,839,972
Merck KGaA	82,618	11,732,126
		26,572,098
Real Estate Management & Development — 1.7%
LEG Immobilien SE	47,754	3,964,738
Vonovia SE	473,401	14,662,677
		18,627,415
Semiconductors & Semiconductor Equipment — 2.9%
Infineon Technologies AG	834,770	30,964,187
Software — 17.6%
Nemetschek SE	36,789	4,313,629
SAP SE	667,491	185,229,493
		189,543,122
Specialty Retail — 0.5%
Zalando SE(a)(b)	142,895	5,146,893
Textiles, Apparel & Luxury Goods — 2.8%
adidas AG	109,131	27,895,036
Puma SE	66,949	2,003,307
		29,898,343
Trading Companies & Distributors — 0.5%
Brenntag SE	78,588	5,196,622
Total Common Stocks — 96.1% (Cost: $1,099,794,558)		1,033,470,583
Preferred Stocks
Automobiles — 2.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	35,510	2,903,423
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	72,891	4,283,722
Porsche Automobil Holding SE, Preference Shares, NVS	97,918	3,811,174
Volkswagen AG, Preference Shares, NVS	131,810	14,209,530
		25,207,849
Household Products — 0.9%
Henkel AG & Co. KGaA, Preference Shares, NVS	108,190	9,333,712
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Germany ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services — 0.4%
Sartorius AG, Preference Shares, NVS	16,806	$4,211,466
Total Preferred Stocks — 3.6% (Cost: $71,890,375)		38,753,027
Total Long-Term Investments — 99.7% (Cost: $1,171,684,933)		1,072,223,610
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	1,599,893	1,600,693
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	590,000	590,000
Total Short-Term Securities — 0.2% (Cost: $2,190,693)		2,190,693
Total Investments — 99.9% (Cost: $1,173,875,626)		1,074,414,303
Other Assets Less Liabilities — 0.1%		669,964
Net Assets — 100.0%		$1,075,084,267

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,080,838	$—	$(8,478,259)(a)	$511	$(2,397)	$1,600,693	1,599,893	$7,872 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	290,000 (a)	—	—	—	590,000	590,000	6,685	—
				$511	$(2,397)	$2,190,693		$14,557	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	4	03/21/25	$2,344	$156,380
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Germany ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$156,380	$—	$—	$—	$156,380

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$164,502	$—	$—	$—	$164,502
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$91,919	$—	$—	$—	$91,919
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,952,480
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$19,771,409	$1,013,699,174	$—	$1,033,470,583
Preferred Stocks	—	38,753,027	—	38,753,027
Short-Term Securities
Money Market Funds	2,190,693	—	—	2,190,693
	$21,962,102	$1,052,452,201	$—	$1,074,414,303
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$156,380	$—	$156,380

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Italy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.0%
Leonardo SpA	375,162	$15,130,842
Automobiles — 14.0%
Ferrari NV	80,417	37,816,403
Stellantis NV	1,207,349	15,538,357
		53,354,760
Banks — 35.7%
Banco BPM SpA	1,245,538	12,475,903
BPER Banca SpA	767,643	5,863,594
FinecoBank Banca Fineco SpA	599,045	11,216,046
Intesa Sanpaolo SpA	9,669,087	47,648,655
Mediobanca Banca di Credito Finanziario SpA	524,510	9,349,759
UniCredit SpA	939,426	49,555,870
		136,109,827
Beverages — 1.2%
Davide Campari-Milano NV	770,298	4,598,562
Diversified Telecommunication Services — 2.5%
Infrastrutture Wireless Italiane SpA(a)	484,236	4,849,675
Telecom Italia SpA/Milano(b)	16,757,523	4,719,649
		9,569,324
Electric Utilities — 12.9%
Enel SpA	5,209,358	38,148,262
Terna - Rete Elettrica Nazionale	1,329,117	11,110,443
		49,258,705
Electrical Equipment — 3.6%
Prysmian SpA	228,902	13,617,883
Energy Equipment & Services — 2.1%
Tenaris SA, NVS	429,392	8,119,023
Financial Services — 1.1%
Nexi SpA(a)(b)(c)	789,709	4,141,630
Gas Utilities — 2.6%
Snam SpA	2,022,835	9,749,714
Health Care Equipment & Supplies — 1.0%
DiaSorin SpA	37,644	3,981,188
Health Care Providers & Services — 1.2%
Amplifon SpA	179,467	4,563,100
Security	Shares	Value
Insurance — 7.7%
Generali	504,758	$16,663,192
Poste Italiane SpA(a)	508,940	8,214,634
Unipol Gruppo SpA	303,521	4,533,608
		29,411,434
Oil, Gas & Consumable Fuels — 4.4%
Eni SpA	1,161,433	16,821,378
Pharmaceuticals — 2.0%
Recordati Industria Chimica e Farmaceutica SpA	132,546	7,488,656
Textiles, Apparel & Luxury Goods — 3.8%
Moncler SpA	209,820	14,425,700
Total Long-Term Investments — 99.8% (Cost: $355,948,201)		380,341,726
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	1,132,701	1,133,267
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	130,000	130,000
Total Short-Term Securities — 0.3% (Cost: $1,263,267)		1,263,267
Total Investments — 100.1% (Cost: $357,211,468)		381,604,993
Liabilities in Excess of Other Assets — (0.1)%		(338,211)
Net Assets — 100.0%		$381,266,782

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Italy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,001,734	$—	$(3,865,721)(a)	$(1,771)	$(975)	$1,133,267	1,132,701	$7,260 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—	(10,000)(a)	—	—	130,000	130,000	3,818	—
				$(1,771)	$(975)	$1,263,267		$11,078	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	4	03/21/25	$806	$41,491
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$41,491	$—	$—	$—	$41,491

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$96,511	$—	$—	$—	$96,511
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$27,491	$—	$—	$—	$27,491
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,199,551
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Italy ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$380,341,726	$—	$380,341,726
Short-Term Securities
Money Market Funds	1,263,267	—	—	1,263,267
	$1,263,267	$380,341,726	$—	$381,604,993
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$41,491	$—	$41,491

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
12

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Spain ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 39.5%
Banco Bilbao Vizcaya Argentaria SA	7,859,328	$104,183,540
Banco de Sabadell SA	13,480,564	36,982,287
Banco Santander SA	22,147,978	142,171,319
CaixaBank SA	5,250,875	36,237,876
		319,575,022
Biotechnology — 2.0%
Grifols SA(a)(b)	1,507,652	16,579,318
Construction & Engineering — 8.3%
ACS Actividades de Construccion y Servicios SA	601,240	32,109,837
Ferrovial SE	787,713	35,001,745
		67,111,582
Diversified Telecommunication Services — 9.4%
Cellnex Telecom SA(c)	1,099,492	39,168,191
Telefonica SA	8,278,381	36,912,187
		76,080,378
Electric Utilities — 23.5%
Acciona SA	146,124	17,817,948
Endesa SA	1,179,281	26,172,271
Iberdrola SA	8,417,222	121,540,933
Redeia Corp. SA	1,378,921	24,680,540
		190,211,692
Hotels, Restaurants & Leisure — 4.5%
Amadeus IT Group SA	479,788	36,231,110
Oil, Gas & Consumable Fuels — 4.4%
Repsol SA	2,781,301	35,425,808
Specialty Retail — 4.1%
Industria de Diseno Textil SA	617,451	33,180,026
Security	Shares	Value
Transportation Infrastructure — 4.2%
Aena SME SA(c)	156,246	$34,590,011
Total Long-Term Investments — 99.9% (Cost: $715,528,407)		808,984,947
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	72,764	72,800
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	290,000	290,000
Total Short-Term Securities — 0.1% (Cost: $362,800)		362,800
Total Investments — 100.0% (Cost: $715,891,207)		809,347,747
Other Assets Less Liabilities — 0.0%		104,126
Net Assets — 100.0%		$809,451,873

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$73,871 (a)	$—	$(1,071)	$—	$72,800	72,764	$6,837 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	—	(40,000)(a)	—	—	290,000	290,000	9,044	—
				$(1,071)	$—	$362,800		$15,881	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Spain ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	6	03/21/25	$828	$14,469
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$9,911	$394 (c)	$10,345	0.0%
					$394	$10,345

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(40) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b)
Range: Benchmarks:	45 basis points EUR - 1D Euro Short Term Rate (ESTR)
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Spain ETF

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electric Utilities
Red Electrica Corp. SA	578	$10,345	100.0%
Net Value of Reference Entity — Goldman Sachs Bank USA		$10,345
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$394	$—
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$14,469	$—	$—	$—	$14,469
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$394	$—	$—	$—	$394
	$—	$—	$14,863	$—	$—	$—	$14,863

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$470,479	$—	$—	$—	$470,479
Swaps	—	—	33,158	—	—	—	33,158
	$—	$—	$503,637	$—	$—	$—	$503,637
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(135,137)	$—	$—	$—	$(135,137)
Swaps	—	—	(55,316)	—	—	—	(55,316)
	$—	$—	$(190,453)	$—	$—	$—	$(190,453)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,831,216
Total return swaps:
Average notional value	$334,582
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Spain ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$14,469	$—
Swaps - OTC(a)	394	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	14,863	—
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(14,469)	—
Total derivative assets and liabilities subject to an MNA	$394	$—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs Bank USA	$394	$—	$—	$—	$394

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$808,984,947	$—	$808,984,947
Short-Term Securities
Money Market Funds	362,800	—	—	362,800
	$362,800	$808,984,947	$—	$809,347,747
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$14,863	$—	$14,863

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
16

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Switzerland ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 0.4%
Banque Cantonale Vaudoise, Registered	38,326	$4,082,391
Building Products — 1.3%
Geberit AG, Registered	25,420	14,947,797
Capital Markets — 7.5%
Julius Baer Group Ltd.	165,541	11,171,472
Partners Group Holding AG	16,283	24,111,251
UBS Group AG, Registered	1,486,990	51,523,932
		86,806,655
Chemicals — 5.4%
EMS-Chemie Holding AG, Registered	7,296	5,115,870
Givaudan SA, Registered	6,560	29,563,253
Sika AG, Registered	108,381	27,632,645
		62,311,768
Construction Materials — 3.4%
Holcim AG	363,181	39,812,250
Containers & Packaging — 0.5%
SIG Group AG(a)	287,163	5,706,606
Diversified Telecommunication Services — 1.0%
Swisscom AG, Registered	20,654	11,774,637
Electric Utilities — 0.4%
BKW AG	25,427	4,478,115
Electrical Equipment — 4.0%
ABB Ltd., Registered	867,177	46,744,167
Food Products — 16.2%
Barry Callebaut AG, Registered	4,023	4,860,905
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	785	9,934,366
Chocoladefabriken Lindt & Spruengli AG, Registered	88	10,752,256
Nestle SA, Registered	1,683,186	162,483,890
		188,031,417
Health Care Equipment & Supplies — 5.0%
Alcon AG	352,868	32,922,529
Sonova Holding AG, Registered	39,408	12,683,145
Straumann Holding AG	87,525	11,918,462
		57,524,136
Insurance — 10.3%
Baloise Holding AG, Registered	37,632	7,273,713
Helvetia Holding AG, Registered	35,343	6,640,129
Swiss Life Holding AG, Registered	21,300	18,630,402
Swiss Re AG	212,273	34,122,815
Zurich Insurance Group AG	80,537	53,209,915
		119,876,974
Life Sciences Tools & Services — 2.8%
Lonza Group AG, Registered	50,882	32,307,355
Machinery — 2.2%
Schindler Holding AG, Participation Certificates, NVS	33,255	10,209,762
Security	Shares	Value
Machinery (continued)
Schindler Holding AG, Registered	22,059	$6,502,292
VAT Group AG(b)	22,750	8,610,545
		25,322,599
Marine Transportation — 0.8%
Kuehne + Nagel International AG, Registered	40,274	9,291,177
Pharmaceuticals — 27.0%
Galderma Group AG(a)	75,198	9,155,842
Novartis AG, Registered	1,260,430	137,159,758
Roche Holding AG, NVS	450,733	150,107,624
Roche Holding AG, Bearer	7,021	2,463,897
Sandoz Group AG	318,320	13,975,390
		312,862,511
Professional Services — 1.0%
SGS SA	118,453	12,177,636
Real Estate Management & Development — 0.7%
Swiss Prime Site AG, Registered	67,215	7,750,979
Software — 0.4%
Temenos AG, Registered	59,105	4,867,824
Specialty Retail — 0.4%
Avolta AG, Registered	99,619	4,526,325
Technology Hardware, Storage & Peripherals — 1.0%
Logitech International SA, Registered	119,301	11,821,634
Textiles, Apparel & Luxury Goods — 6.7%
Cie Financiere Richemont SA, Class A, Registered	353,083	72,351,287
Swatch Group AG (The), Bearer	29,412	5,727,689
		78,078,976
Total Long-Term Investments — 98.4% (Cost: $1,037,586,958)		1,141,103,929
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	410,000	410,000
Total Short-Term Securities — 0.0% (Cost: $410,000)		410,000
Total Investments — 98.4% (Cost: $1,037,996,958)		1,141,513,929
Other Assets Less Liabilities — 1.6%		18,040,188
Net Assets — 100.0%		$1,159,554,117

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Switzerland ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$460,000	$—	$(50,000)(a)	$—	$—	$410,000	410,000	$7,493	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Swiss Market Index	126	03/21/25	$18,181	$1,838,638
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,838,638	$—	$—	$—	$1,838,638

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(429,872)	$—	$—	$—	$(429,872)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,110,907	$—	$—	$—	$1,110,907
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$18,165,619
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Switzerland ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,155,842	$1,131,948,087	$—	$1,141,103,929
Short-Term Securities
Money Market Funds	410,000	—	—	410,000
	$9,565,842	$1,131,948,087	$—	$1,141,513,929
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,838,638	$—	$1,838,638

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$7,900,236,004	$1,072,223,610	$380,341,726	$808,984,947
Investments, at value—affiliated(c)	27,252,748	2,190,693	1,263,267	362,800
Cash	5,522	7,243	3,332	7,810
Foreign currency collateral pledged for futures contracts(d)	882,785	215,976	54,980	126,556
Foreign currency, at value(e)	10,704,439	2,007,745	756,198	1,665,988
Receivables:
Investments sold	54,562,476	7,040,000	4,446,222	73,657,398
Securities lending income—affiliated	773	189	225	27
Swaps	—	—	—	619
Dividends—affiliated	77,818	1,296	336	727
Tax reclaims	2,533,318	825,471	—	85,913
Variation margin on futures contracts	9,043	3,906	5,145	7,110
Unrealized appreciation on OTC swaps	—	—	—	394
Total assets	7,996,264,926	1,084,516,129	386,871,431	884,900,289
LIABILITIES
Due to broker	—	—	—	17
Collateral on securities loaned, at value	3,392,748	1,600,693	1,133,267	73,907
Payables:
Investments purchased	56,778,187	7,455,155	4,326,824	75,050,860
Investment advisory fees	2,900,989	376,014	144,558	321,699
IRS compliance fee for foreign withholding tax claims	21,846,452	—	—	—
Professional fees	—	—	—	1,933
Total liabilities	84,918,376	9,431,862	5,604,649	75,448,416
Commitments and contingent liabilities
NET ASSETS	$7,911,346,550	$1,075,084,267	$381,266,782	$809,451,873
NET ASSETS CONSIST OF
Paid-in capital	$8,641,324,981	$1,663,365,406	$572,991,020	$1,102,831,375
Accumulated loss	(729,978,431)	(588,281,139)	(191,724,238)	(293,379,502)
NET ASSETS	$7,911,346,550	$1,075,084,267	$381,266,782	$809,451,873
NET ASSET VALUE
Shares outstanding	150,300,000	29,700,000	9,300,000	22,500,000
Net asset value	$52.64	$36.20	$41.00	$35.98
Shares authorized	1.5 billion	482.2 million	295.4 million	300 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$7,594,976,869	$1,171,684,933	$355,948,201	$715,528,407
(b) Securities loaned, at value	$—	$—	$1,149,595	$67,553
(c) Investments, at cost—affiliated	$27,252,748	$2,190,693	$1,263,267	$362,800
(d) Foreign currency collateral pledged, at cost	$900,853	$267,478	$55,175	$125,616
(e) Foreign currency, at cost	$10,749,463	$1,974,781	$759,071	$1,674,643
See notes to financial statements.
Statements of Assets and Liabilities
20

Statements of Assets and Liabilities (unaudited)(continued)
February 28, 2025

iShares MSCI Switzerland ETF
ASSETS
Investments, at value—unaffiliated(a)	$1,141,103,929
Investments, at value—affiliated(b)	410,000
Cash	4,328
Foreign currency collateral pledged for futures contracts(c)	1,000,005
Foreign currency, at value(d)	1,105,285
Receivables:
Investments sold	20,613,387
Dividends—affiliated	825
Tax reclaims	16,073,589
Variation margin on futures contracts	39,706
Total assets	1,180,351,054
LIABILITIES
Payables:
Investments purchased	20,364,227
Investment advisory fees	432,710
Total liabilities	20,796,937
Commitments and contingent liabilities
NET ASSETS	$1,159,554,117
NET ASSETS CONSIST OF
Paid-in capital	$1,153,810,960
Accumulated earnings	5,743,157
NET ASSETS	$1,159,554,117
NET ASSET VALUE
Shares outstanding	22,375,000
Net asset value	$51.82
Shares authorized	318.625 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$1,037,586,958
(b) Investments, at cost—affiliated	$410,000
(c) Foreign currency collateral pledged, at cost	$1,088,432
(d) Foreign currency, at cost	$1,056,269
See notes to financial statements.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF
INVESTMENT INCOME
Dividends—unaffiliated	$49,811,057	$3,066,851	$6,798,479	$15,082,054
Dividends—affiliated	525,596	6,685	3,818	9,044
Interest—unaffiliated	49,381	4,180	3,363	10,811
Securities lending income—affiliated—net	23,502	7,872	7,260	6,837
Non-cash dividends—unaffiliated	3,008,879	—	—	2,837,474
Other income—unaffiliated	7,367	—	—	1,529
Foreign taxes withheld	(5,013,741)	(435,880)	(923,956)	(2,254,334)
Foreign withholding tax claims	409,695	—	—	18,128
Total investment income	48,821,736	2,649,708	5,888,964	15,711,543
EXPENSES
Investment advisory	17,891,147	2,226,509	1,021,029	2,268,345
Professional	45,619	—	—	1,966
Commitment costs	—	4,555	2,295	4,699
Total expenses	17,936,766	2,231,064	1,023,324	2,275,010
Net investment income	30,884,970	418,644	4,865,640	13,436,533
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(37,057,265)	(6,084,867)	(4,254,077)	(13,289,675)
Investments—affiliated	(4,333)	511	(1,771)	(1,071)
Foreign currency transactions	(521,135)	(33,393)	(62,135)	(173,114)
Futures contracts	443,040	164,502	96,511	470,479
In-kind redemptions—unaffiliated(a)	155,795,600	(4,682,487)	49,738,563	68,145,615
Swaps	—	—	—	33,158
	118,655,907	(10,635,734)	45,517,091	55,185,392
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	45,241,699	107,619,813	(27,853,128)	6,829,100
Investments—affiliated	(1,913)	(2,397)	(975)	—
Foreign currency translations	(412,291)	(86,692)	(15,882)	(40,996)
Futures contracts	405,641	91,919	27,491	(135,137)
Swaps	—	—	—	(55,316)
	45,233,136	107,622,643	(27,842,494)	6,597,651
Net realized and unrealized gain	163,889,043	96,986,909	17,674,597	61,783,043
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$194,774,013	$97,405,553	$22,540,237	$75,219,576
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
22

Statements of Operations (unaudited)(continued)
Six Months Ended February 28, 2025

iShares MSCI Switzerland ETF
INVESTMENT INCOME
Dividends—unaffiliated	$1,470,314
Dividends—affiliated	7,493
Interest—unaffiliated	15,126
Foreign taxes withheld	(358,860)
Total investment income	1,134,073
EXPENSES
Investment advisory	2,930,444
Commitment costs	6,119
Total expenses	2,936,563
Net investment loss	(1,802,490)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(12,347,970)
Foreign currency transactions	(11,226)
Futures contracts	(429,872)
In-kind redemptions—unaffiliated(a)	56,020,653
43,231,585
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(79,369,420)
Foreign currency translations	(1,074,359)
Futures contracts	1,110,907
(79,332,872)
Net realized and unrealized loss	(36,101,287)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(37,903,777)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Eurozone ETF		iShares MSCI Germany ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$30,884,970	$195,259,012	$418,644	$20,492,970
Net realized gain (loss)	118,655,907	123,177,668	(10,635,734)	(165,533,825)
Net change in unrealized appreciation (depreciation)	45,233,136	778,642,275	107,622,643	286,017,815
Net increase in net assets resulting from operations	194,774,013	1,097,078,955	97,405,553	140,976,960
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(45,351,808)(b)	(210,250,506)	—	(22,808,366)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(131,665,516)	(768,275,757)	47,002,549	(743,331,708)
NET ASSETS
Total increase (decrease) in net assets	17,756,689	118,552,692	144,408,102	(625,163,114)
Beginning of period	7,893,589,861	7,775,037,169	930,676,165	1,555,839,279
End of period	$7,911,346,550	$7,893,589,861	$1,075,084,267	$930,676,165

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
24

Statements of Changes in Net Assets(continued)

	iShares MSCI Italy ETF		iShares MSCI Spain ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,865,640	$14,679,796	$13,436,533	$32,688,239
Net realized gain (loss)	45,517,091	474,376	55,185,392	(10,636)
Net change in unrealized appreciation (depreciation)	(27,842,494)	65,226,654	6,597,651	155,415,710
Net increase in net assets resulting from operations	22,540,237	80,380,826	75,219,576	188,093,313
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,662,730)(b)	(14,229,992)	(22,040,697)(b)	(29,788,984)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(105,935,343)	57,765,069	(292,450,916)	178,376,438
NET ASSETS
Total increase (decrease) in net assets	(89,057,836)	123,915,903	(239,272,037)	336,680,767
Beginning of period	470,324,618	346,408,715	1,048,723,910	712,043,143
End of period	$381,266,782	$470,324,618	$809,451,873	$1,048,723,910

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI Switzerland ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,802,490)	$22,498,640
Net realized gain	43,231,585	59,082,369
Net change in unrealized appreciation (depreciation)	(79,332,872)	113,209,539
Net increase (decrease) in net assets resulting from operations	(37,903,777)	194,790,548
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(24,285,340)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(113,484,820)	(86,865,268)
NET ASSETS
Total increase (decrease) in net assets	(151,388,597)	83,639,940
Beginning of period	1,310,942,714	1,227,302,774
End of period	$1,159,554,117	$1,310,942,714

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
26

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Eurozone ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$51.36	$44.76	$35.23	$50.86	$39.52	$37.91
Net investment income(a)	0.21 (b)	1.28 (b)	1.25 (b)	1.06 (b)	1.21 (b)	0.55
Net realized and unrealized gain (loss)(c)	1.40	6.71	9.32	(15.04)	11.24	1.55
Net increase (decrease) from investment operations	1.61	7.99	10.57	(13.98)	12.45	2.10
Distributions from net investment income(d)	(0.33)(e)	(1.39)	(1.04)	(1.65)	(1.11)	(0.49)
Net asset value, end of period	$52.64	$51.36	$44.76	$35.23	$50.86	$39.52
Total Return(f)
Based on net asset value	3.19%(b)(g)	18.02%(b)	30.09%(b)	(27.98)%(b)	31.72%(b)	5.61%
Ratios to Average Net Assets(h)
Total expenses	0.50%(i)	0.51%	0.51%	0.53%	0.65%	0.51%
Total expenses excluding professional fees for foreign withholding tax claims	0.50%(i)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	0.86%(b)(i)	2.70%(b)	2.96%(b)	2.39%(b)	2.64%(b)	1.46%
Supplemental Data
Net assets, end of period (000)	$7,911,347	$7,893,590	$7,775,037	$4,787,972	$8,243,943	$4,477,240
Portfolio turnover rate(j)	1%	4%	3%	6%	5%	5%
(a) Based on average shares outstanding.
(b) Reflects positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended Feb 28,2025,
August 31,2024,August 31,2023, August 31, 2022 and August 31, 2021 respectively:
• Net investment income per share by $0.00, $0.04, $0.02, $0.10 and $0.53, respectively.
• Total return by 0.01, 0.08%, 0.05%, 0.22% and 1.07%, respectively.
• Ratio of net investment income to average net assets by 0.01%, 0.08%, 0.05%, 0.22% and 1.16%, respectively.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Germany ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$32.66	$27.88	$21.83	$34.94	$30.16	$26.28
Net investment income(a)	0.02	0.58	0.81	0.59	0.56	0.50
Net realized and unrealized gain (loss)(b)	3.52	4.96	6.01	(12.63)	5.21	3.66
Net increase (decrease) from investment operations	3.54	5.54	6.82	(12.04)	5.77	4.16
Distributions from net investment income(c)	—	(0.76)	(0.77)	(1.07)	(0.99)	(0.28)
Net asset value, end of period	$36.20	$32.66	$27.88	$21.83	$34.94	$30.16
Total Return(d)
Based on net asset value	10.85%(e)	20.01%	31.27%	(35.02)%	19.30%	15.98%
Ratios to Average Net Assets(f)
Total expenses	0.50%(g)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	0.09%(g)	1.98%	3.05%	1.98%	1.72%	1.85%
Supplemental Data
Net assets, end of period (000)	$1,075,084	$930,676	$1,555,839	$1,205,118	$2,872,398	$2,913,852
Portfolio turnover rate(h)	1%	3%	6%	7%	6%	4%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
28

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Italy ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$38.95	$32.07	$23.12	$32.89	$25.76	$26.83
Net investment income(a)	0.45	1.40	1.19	1.08	0.83	0.43
Net realized and unrealized gain (loss)(b)	2.16	6.81	8.91	(9.58)	6.95	(1.05)
Net increase (decrease) from investment operations	2.61	8.21	10.10	(8.50)	7.78	(0.62)
Distributions from net investment income(c)	(0.56)(d)	(1.33)	(1.15)	(1.27)	(0.65)	(0.45)
Net asset value, end of period	$41.00	$38.95	$32.07	$23.12	$32.89	$25.76
Total Return(e)
Based on net asset value	6.86%(f)	26.02%	44.24%	(26.50)%	30.30%	(2.29)%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	2.37%(h)	4.00%	4.10%	3.56%	2.70%	1.64%
Supplemental Data
Net assets, end of period (000)	$381,267	$470,325	$346,409	$194,248	$594,545	$208,645
Portfolio turnover rate(i)	6%	18%	24%	14%	13%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Spain ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$33.78	$28.42	$21.79	$28.08	$23.15	$26.71
Net investment income(a)	0.49	1.12	0.94	0.75	0.84 (b)	0.77
Net realized and unrealized gain (loss)(c)	2.53	5.25	6.41	(6.23)	5.00	(3.44)
Net increase (decrease) from investment operations	3.02	6.37	7.35	(5.48)	5.84	(2.67)
Distributions from net investment income(d)	(0.82)(e)	(1.01)	(0.72)	(0.81)	(0.91)	(0.89)
Net asset value, end of period	$35.98	$33.78	$28.42	$21.79	$28.08	$23.15
Total Return(f)
Based on net asset value	9.29%(g)	22.72%	34.16%	(19.89)%	25.25%(b)	(10.44)%
Ratios to Average Net Assets(h)
Total expenses	0.50%(i)	0.50%	0.50%	0.50%	0.62%	0.51%
Total expenses excluding professional fees for foreign withholding tax claims	0.50%(i)	0.00%	0.50%	0.50%	0.50%	0.51%
Net investment income	2.95%(i)	3.65%	3.59%	2.90%	3.10%(b)	2.99%
Supplemental Data
Net assets, end of period (000)	$809,452	$1,048,724	$712,043	$415,056	$707,646	$468,824
Portfolio turnover rate(j)	18%	15%	16%	14%	34%	19%
(a) Based on average shares outstanding.
(b) Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for year ended August 31, 2021:
• Net investment income per share by $0.18.
.• Total return by 0.63%.
.• Ratio of net investment income to average net assets by 0.65%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
30

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Switzerland ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$52.97	$46.10	$40.66	$50.74	$41.87	$37.31
Net investment income (loss)(a)	(0.07)	0.89	0.87	0.76	0.75	0.73
Net realized and unrealized gain (loss)(b)	(1.08)	7.00	5.59	(9.98)	9.06	4.45
Net increase (decrease) from investment operations	(1.15)	7.89	6.46	(9.22)	9.81	5.18
Distributions from net investment income(c)	—	(1.02)	(1.02)	(0.86)	(0.94)	(0.62)
Net asset value, end of period	$51.82	$52.97	$46.10	$40.66	$50.74	$41.87
Total Return(d)
Based on net asset value	(2.15)%(e)	17.32%	15.92%	(18.24)%	23.49%	14.07%
Ratios to Average Net Assets(f)
Total expenses	0.50%(g)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income (loss)	(0.31)%(g)	1.90%	1.99%	1.62%	1.66%	1.89%
Supplemental Data
Net assets, end of period (000)	$1,159,554	$1,310,943	$1,227,303	$1,351,808	$1,763,380	$1,721,701
Portfolio turnover rate(h)	5%	6%	10%	8%	7%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Eurozone	Diversified
MSCI Germany	Non-diversified
MSCI Italy	Non-diversified
MSCI Spain	Non-diversified
MSCI Switzerland	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
32

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Italy
Goldman Sachs & Co.	$1,149,595	$(1,133,267)	$—	$16,328(b)
MSCI Spain
Morgan Stanley & Co. LLC	$67,553	$(67,553)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of February 28, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
Notes to Financial Statements
34

Notes to Financial Statements (unaudited) (continued)
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares MSCI Spain ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Notes to Financial Statements
36

Notes to Financial Statements (unaudited) (continued)
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Eurozone	$7,658
MSCI Germany	2,886
MSCI Italy	2,463
MSCI Spain	2,292
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Eurozone	$24,616,342	$23,144,177	$(30,228,651)
MSCI Germany	3,263,102	2,937,387	(3,067,490)
MSCI Italy	9,499,785	5,546,728	(112,247)
MSCI Spain	34,944,087	17,588,415	934,752
MSCI Switzerland	21,036,112	36,363,629	(8,754,948)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Eurozone	$114,351,167	$101,890,876
MSCI Germany	11,731,730	11,541,249
MSCI Italy	25,552,443	25,956,993
MSCI Spain	163,168,916	195,287,059
MSCI Switzerland	54,785,019	60,420,474
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Eurozone	$548,028,810	$701,114,465
MSCI Germany	184,235,381	137,837,388
MSCI Italy	114,449,931	221,070,557
MSCI Spain	15,310,760	282,581,256
MSCI Switzerland	147,453,785	256,521,394
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
MSCI Eurozone	$(1,072,497,214)	$—
MSCI Germany	(465,220,937)	—
MSCI Italy	(261,289,931)	—
MSCI Spain	(434,259,886)	—
MSCI Switzerland	(130,645,042)	(55,052)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Eurozone	$7,681,934,770	$1,359,236,114	$(1,113,105,673)	$246,130,441
MSCI Germany	1,185,776,398	209,075,114	(320,280,829)	(111,205,715)
MSCI Italy	359,006,455	58,171,506	(35,531,477)	22,640,029
MSCI Spain	727,557,296	112,557,776	(30,752,462)	81,805,314
MSCI Switzerland	1,047,813,249	168,914,333	(73,375,015)	95,539,318
9. LINE OF CREDIT
The iShares MSCI Germany ETF, iShares MSCI Italy ETF, iShares MSCI Spain ETF and iShares MSCI Switzerland ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Notes to Financial Statements
38

Notes to Financial Statements (unaudited) (continued)
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI Eurozone
Shares sold	11,300,000	$580,923,330	13,100,000	$631,755,608
Shares redeemed	(14,700,000)	(712,588,846)	(33,100,000)	(1,400,031,365)
	(3,400,000)	$(131,665,516)	(20,000,000)	$(768,275,757)
MSCI Germany
Shares sold	5,400,000	$185,146,053	10,500,000	$300,456,071
Shares redeemed	(4,200,000)	(138,143,504)	(37,800,000)	(1,043,787,779)
	1,200,000	$47,002,549	(27,300,000)	$(743,331,708)
MSCI Italy
Shares sold	3,000,000	$116,343,831	5,175,000	$180,975,775
Shares redeemed	(5,775,000)	(222,279,174)	(3,900,000)	(123,210,706)
	(2,775,000)	$(105,935,343)	1,275,000	$57,765,069
MSCI Spain
Shares sold	525,000	$17,130,886	10,500,000	$314,280,993
Shares redeemed	(9,075,000)	(309,581,802)	(4,500,000)	(135,904,555)
	(8,550,000)	$(292,450,916)	6,000,000	$178,376,438
MSCI Switzerland
Shares sold	3,000,000	$151,291,403	5,625,000	$262,215,777
Shares redeemed	(5,375,000)	(264,776,223)	(7,500,000)	(349,081,045)
	(2,375,000)	$(113,484,820)	(1,875,000)	$(86,865,268)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements
40

Notes to Financial Statements (unaudited) (continued)
12. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of February 28, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares MSCI Eurozone ETF and iShares MSCI Spain ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
On March 12, 2025, the iShares MSCI Eurozone ETF completed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal years 2021 and 2022, and the related tax compliance fee, including interest, was paid to the IRS.
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
42

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
NVS	Non-Voting Shares
43
2025 iShares Semi-Annual Financial Statements and Additional Information

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI Austria ETF | EWO | NYSE Arca
• iShares MSCI Belgium ETF | EWK | NYSE Arca
• iShares MSCI France ETF | EWQ | NYSE Arca
• iShares MSCI Netherlands ETF | EWN | NYSE Arca
• iShares MSCI Sweden ETF | EWD | NYSE Arca

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Austria ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 3.3%
Oesterreichische Post AG	50,261	$1,684,218
Banks — 37.3%
BAWAG Group AG(a)	60,965	6,162,693
Erste Group Bank AG	153,217	10,291,610
Raiffeisen Bank International AG	85,615	2,305,114
		18,759,417
Chemicals — 2.4%
Lenzing AG(b)(c)	44,972	1,212,944
Commercial Services & Supplies — 4.3%
DO & CO AG(b)	9,732	2,190,721
Construction & Engineering — 2.4%
Porr AG	50,746	1,225,228
Construction Materials — 4.4%
Wienerberger AG	67,358	2,219,925
Electric Utilities — 7.5%
EVN AG	60,439	1,470,483
Verbund AG	30,330	2,290,493
		3,760,976
Electronic Equipment, Instruments & Components — 0.1%
AT&S Austria Technologie & Systemtechnik AG(b)(c)	5,576	74,270
Energy Equipment & Services — 2.1%
Schoeller-Bleckmann Oilfield Equipment AG	29,697	1,050,889
Insurance — 7.2%
UNIQA Insurance Group AG	183,553	1,678,203
Vienna Insurance Group AG Wiener Versicherung Gruppe	51,464	1,934,115
		3,612,318
Machinery — 6.5%
ANDRITZ AG	36,814	2,175,476
Palfinger AG	43,123	1,075,844
		3,251,320
Security	Shares	Value
Metals & Mining — 4.5%
voestalpine AG	97,690	$2,256,308
Oil, Gas & Consumable Fuels — 10.6%
OMV AG	120,159	5,312,151
Real Estate Management & Development — 5.5%
CA Immobilien Anlagen AG(c)	62,248	1,505,841
Immofinanz AG(b)	73,493	1,245,728
		2,751,569
Total Long-Term Investments — 98.1% (Cost: $48,360,890)		49,362,254
Short-Term Securities
Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	2,846,141	2,847,564
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	10,000	10,000
Total Short-Term Securities — 5.7% (Cost: $2,857,564)		2,857,564
Total Investments — 103.8% (Cost: $51,218,454)		52,219,818
Liabilities in Excess of Other Assets — (3.8)%		(1,921,504)
Net Assets — 100.0%		$50,298,314

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,466,750	$1,381,378 (a)	$—	$(171)	$(393)	$2,847,564	2,846,141	$48,175 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	—	(10,000)(a)	—	—	10,000	10,000	437	—
				$(171)	$(393)	$2,857,564		$48,612	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Austria ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	16	03/21/25	$909	$78,691
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$78,691	$—	$—	$—	$78,691

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$35,290	$—	$—	$—	$35,290
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$55,221	$—	$—	$—	$55,221
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,039,438
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,595,841	$39,766,413	$—	$49,362,254
Short-Term Securities
Money Market Funds	2,857,564	—	—	2,857,564
	$12,453,405	$39,766,413	$—	$52,219,818
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Austria ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$78,691	$—	$78,691

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Belgium ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.1%
bpost SA	8,213	$12,967
Banks — 5.9%
KBC Ancora	2,758	159,592
KBC Group NV	5,460	473,563
		633,155
Beverages — 22.2%
Anheuser-Busch InBev SA	40,063	2,397,639
Biotechnology — 15.9%
Argenx SE(a)	2,597	1,623,084
Galapagos NV(a)	3,868	100,539
		1,723,623
Building Products — 0.6%
Recticel SA	5,807	64,826
Chemicals — 6.3%
Solvay SA	4,990	162,762
Syensqo SA	4,403	322,730
Tessenderlo Group SA	2,917	65,058
Umicore SA	14,126	127,900
		678,450
Construction & Engineering — 3.5%
Ackermans & van Haaren NV	1,408	286,587
Deme Group NV	681	94,834
		381,421
Consumer Staples Distribution & Retail — 1.4%
Colruyt Group NV	3,827	147,602
Distributors — 2.2%
D'ieteren Group	1,449	240,617
Diversified Telecommunication Services — 0.8%
Proximus SADP	14,086	87,633
Electric Utilities — 1.3%
Elia Group SA/NV	2,106	138,808
Electronic Equipment, Instruments & Components — 0.7%
Barco NV	6,846	79,704
Entertainment — 0.6%
Kinepolis Group NV	1,717	60,616
Financial Services — 5.9%
Groupe Bruxelles Lambert NV	5,599	399,794
Sofina SA	968	238,855
		638,649
Security	Shares	Value
Food Products — 2.1%
Lotus Bakeries NV	25	$226,522
Health Care Providers & Services — 1.0%
Fagron	5,328	102,581
Health Care REITs — 3.3%
Aedifica SA	3,091	198,848
Cofinimmo SA	2,653	161,338
		360,186
Industrial REITs — 3.2%
Montea NV	1,524	101,334
Warehouses De Pauw CVA	11,117	241,584
		342,918
Insurance — 4.5%
Ageas SA	8,911	487,882
Metals & Mining — 1.0%
Bekaert SA	2,884	103,870
Personal Care Products — 0.6%
Ontex Group NV(a)	8,071	69,554
Pharmaceuticals — 8.4%
UCB SA	4,817	910,217
Real Estate Management & Development — 0.9%
VGP NV	1,202	100,487
Residential REITs — 0.8%
Xior Student Housing NV	3,083	90,489
Retail REITs — 1.2%
Retail Estates NV	1,251	77,469
Vastned NV	1,759	51,485
		128,954
Semiconductors & Semiconductor Equipment — 0.9%
Melexis NV	1,681	99,898
Specialized REITs — 1.0%
Shurgard Self Storage Ltd.	2,890	104,838
Trading Companies & Distributors — 1.8%
Azelis Group NV	10,011	189,730
Total Investments — 98.1% (Cost: $15,594,695)		10,603,836
Other Assets Less Liabilities — 1.9%		205,238
Net Assets — 100.0%		$10,809,074

(a)	Non-income producing security.
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Belgium ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$26 (b)	$—	$(26)	$—	$—	—	$41 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	0 (b)	—	—	—	—	—	41	—
				$(26)	$—	$—		$82	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	4	03/21/25	$227	$19,756
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$19,756	$—	$—	$—	$19,756

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$4,492	$—	$—	$—	$4,492
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$14,139	$—	$—	$—	$14,139
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$215,351
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Belgium ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$328,208	$10,275,628	$—	$10,603,836
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$19,756	$—	$19,756

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI France ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 11.2%
Airbus SE	153,599	$26,616,129
Dassault Aviation SA	5,103	1,307,230
Safran SA	93,080	24,371,630
Thales SA	23,948	4,822,193
		57,117,182
Automobile Components — 1.2%
Cie Generale des Etablissements Michelin SCA	173,308	6,159,627
Automobiles — 0.5%
Renault SA	49,574	2,576,038
Banks — 6.3%
BNP Paribas SA	263,075	19,936,422
Credit Agricole SA	275,129	4,587,155
Societe Generale SA	186,188	7,626,696
		32,150,273
Beverages — 1.1%
Pernod Ricard SA	52,260	5,607,420
Building Products — 2.3%
Cie de Saint-Gobain SA	116,100	11,618,442
Capital Markets — 0.7%
Amundi SA(a)	15,965	1,146,979
Euronext NV(a)	20,209	2,553,110
		3,700,089
Chemicals — 5.6%
Air Liquide SA	149,475	27,428,740
Arkema SA	14,807	1,218,896
		28,647,636
Construction & Engineering — 3.6%
Bouygues SA	48,995	1,677,884
Eiffage SA	17,733	1,781,270
Vinci SA	127,836	14,707,245
		18,166,399
Consumer Staples Distribution & Retail — 0.4%
Carrefour SA	140,569	1,866,733
Diversified REITs — 0.2%
Covivio SA/France	14,445	787,033
Diversified Telecommunication Services — 1.1%
Orange SA	481,340	5,767,986
Electrical Equipment — 8.3%
Legrand SA	67,649	7,458,381
Schneider Electric SE	141,356	34,728,971
		42,187,352
Entertainment — 0.2%
Bollore SE	184,808	1,119,432
Financial Services — 0.6%
Edenred SE	63,333	2,015,865
Eurazeo SE	10,816	856,695
		2,872,560
Food Products — 2.3%
Danone SA	166,876	11,909,399
Health Care Equipment & Supplies — 4.8%
BioMerieux	10,628	1,270,885
Security	Shares	Value
Health Care Equipment & Supplies (continued)
EssilorLuxottica SA	76,870	$23,016,995
		24,287,880
Hotels, Restaurants & Leisure — 1.0%
Accor SA	50,461	2,527,267
La Francaise des Jeux SAEM(a)	26,368	1,007,361
Sodexo SA	22,720	1,745,254
		5,279,882
Insurance — 3.5%
AXA SA	458,006	17,907,283
IT Services — 1.2%
Capgemini SE	39,863	6,190,150
Life Sciences Tools & Services — 0.7%
Eurofins Scientific SE	34,760	1,746,351
Sartorius Stedim Biotech	7,520	1,565,364
		3,311,715
Machinery — 0.4%
Alstom SA(b)	89,156	1,957,153
Media — 1.2%
Publicis Groupe SA	59,018	5,861,002
Metals & Mining — 0.7%
ArcelorMittal SA	121,038	3,456,615
Multi-Utilities — 2.7%
Engie SA	472,126	8,445,992
Veolia Environnement SA	181,885	5,450,526
		13,896,518
Office REITs — 0.2%
Gecina SA	11,867	1,112,391
Oil, Gas & Consumable Fuels — 6.6%
TotalEnergies SE	557,802	33,631,703
Personal Care Products — 4.5%
L'Oreal SA	62,152	22,851,135
Pharmaceuticals — 6.5%
Ipsen SA	9,780	1,134,305
Sanofi SA	293,856	32,105,869
		33,240,174
Professional Services — 0.8%
Bureau Veritas SA	82,122	2,469,690
Teleperformance SE	14,017	1,349,596
		3,819,286
Retail REITs — 0.9%
Klepierre SA	55,412	1,760,495
Unibail-Rodamco-Westfield, New	31,337	2,654,754
		4,415,249
Semiconductors & Semiconductor Equipment — 0.9%
STMicroelectronics NV	175,872	4,406,542
Software — 1.3%
Dassault Systemes SE	172,987	6,859,723
Textiles, Apparel & Luxury Goods — 15.7%
Hermes International SCA	8,187	23,369,222
Kering SA	19,243	5,391,632
LVMH Moet Hennessy Louis Vuitton SE	71,134	51,398,525
		80,159,379
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI France ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 0.3%
Rexel SA	57,521	$1,563,055
Transportation Infrastructure — 0.4%
Aeroports de Paris SA	8,862	908,282
Getlink SE	78,661	1,304,661
		2,212,943
Total Long-Term Investments — 99.9% (Cost: $521,564,729)		508,673,379
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	550,000	550,000
Total Short-Term Securities — 0.1% (Cost: $550,000)		550,000
Total Investments — 100.0% (Cost: $522,114,729)		509,223,379
Liabilities in Excess of Other Assets — (0.0)%		(6,005)
Net Assets — 100.0%		$509,217,374

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$288,220	$—	$(288,416)(b)	$248	$(52)	$—	—	$428 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	530,000	20,000 (b)	—	—	—	550,000	550,000	11,886	—
				$248	$(52)	$550,000		$12,314	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	10	03/21/25	$847	$(7,060)
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI France ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$7,060	$—	$—	$—	$7,060

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$112,882	$—	$—	$—	$112,882
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(61,782)	$—	$—	$—	$(61,782)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$997,919
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,745,254	$506,928,125	$—	$508,673,379
Short-Term Securities
Money Market Funds	550,000	—	—	550,000
	$2,295,254	$506,928,125	$—	$509,223,379
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(7,060)	$—	$(7,060)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Netherlands ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.9%
InPost SA(a)	102,006	$1,765,011
PostNL NV	379,708	398,849
		2,163,860
Banks — 8.9%
ABN AMRO Bank NV, CVA(b)	174,401	3,306,973
ING Groep NV	1,001,511	17,829,417
		21,136,390
Beverages — 7.1%
Coca-Cola Europacific Partners PLC	68,491	5,908,034
Heineken Holding NV	46,345	3,402,596
Heineken NV	89,314	7,544,504
		16,855,134
Biotechnology — 0.3%
Pharming Group NV(a)(c)	750,048	678,257
Broadline Retail — 7.7%
Prosus NV	413,626	18,214,461
Capital Markets — 2.1%
Allfunds Group PLC	214,707	1,110,812
CVC Capital Partners PLC(a)(b)	82,543	1,899,944
Flow Traders Ltd., NVS	35,936	949,046
Van Lanschot Kempen NV	22,832	1,093,114
		5,052,916
Chemicals — 5.0%
Akzo Nobel NV	59,562	3,679,890
Corbion NV	43,504	950,172
DSM-Firmenich AG	59,382	6,363,494
OCI NV	72,623	840,888
		11,834,444
Construction & Engineering — 1.4%
Fugro NV	71,649	1,113,840
Koninklijke BAM Groep NV	229,300	1,229,560
Koninklijke Heijmans NV	25,392	1,063,376
		3,406,776
Consumer Staples Distribution & Retail — 4.4%
Koninklijke Ahold Delhaize NV	288,987	10,183,547
Sligro Food Group NV(c)	25,737	285,639
		10,469,186
Diversified Telecommunication Services — 2.0%
Koninklijke KPN NV	1,260,514	4,812,095
Electrical Equipment — 1.1%
Signify NV(b)	66,802	1,422,515
TKH Group NV	30,363	1,171,541
		2,594,056
Energy Equipment & Services — 0.7%
SBM Offshore NV	77,756	1,636,689
Entertainment — 3.0%
Universal Music Group NV	256,835	7,146,145
Financial Services — 5.9%
Adyen NV(a)(b)	5,711	10,424,876
EXOR NV, NVS	35,437	3,452,543
		13,877,419
Food Products — 0.6%
JDE Peet's NV	77,395	1,446,543
Security	Shares	Value
Health Care Equipment & Supplies — 2.8%
Koninklijke Philips NV(a)	256,898	$6,686,547
Hotels, Restaurants & Leisure — 1.3%
Basic-Fit NV(a)(b)	41,013	979,786
Just Eat Takeaway.com NV(a)(b)	98,424	1,986,930
		2,966,716
Insurance — 4.6%
Aegon Ltd.	493,478	3,124,442
ASR Nederland NV	60,209	3,194,822
NN Group NV	92,516	4,690,991
		11,010,255
Machinery — 0.7%
Aalberts NV	46,907	1,578,554
Media — 0.3%
Havas NV(a)	504,891	728,010
Metals & Mining — 0.3%
AMG Critical Materials NV	35,912	618,161
Oil, Gas & Consumable Fuels — 0.6%
Koninklijke Vopak NV	34,031	1,437,830
Pharmaceuticals — 0.1%
Pharvaris NV(a)(c)	15,711	249,805
Professional Services — 6.2%
Arcadis NV	30,411	1,508,983
Brunel International NV(c)	23,523	253,337
Randstad NV	46,524	1,878,733
Wolters Kluwer NV	71,977	11,069,159
		14,710,212
Retail REITs — 0.7%
Eurocommercial Properties NV	39,438	998,533
Wereldhave NV	40,993	665,159
		1,663,692
Semiconductors & Semiconductor Equipment — 26.9%
ASM International NV	14,841	8,077,330
ASML Holding NV	73,688	52,412,124
BE Semiconductor Industries NV	27,862	3,141,768
		63,631,222
Software — 0.2%
TomTom NV(a)(c)	80,154	381,846
Trading Companies & Distributors — 4.1%
AerCap Holdings NV	63,292	6,525,405
IMCD NV	20,841	3,092,919
		9,618,324
Total Long-Term Investments — 99.9% (Cost: $274,909,591)		236,605,545
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	1,773,909	1,774,796
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Netherlands ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	90,000	$90,000
Total Short-Term Securities — 0.8% (Cost: $1,864,911)		1,864,796
Total Investments — 100.7% (Cost: $276,774,502)		238,470,341
Liabilities in Excess of Other Assets — (0.7)%		(1,576,766)
Net Assets — 100.0%		$236,893,575

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,591,172	$—	$(1,814,579)(a)	$(1,459)	$(338)	$1,774,796	1,773,909	$58,672 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	0 (a)	—	—	—	90,000	90,000	4,204	—
				$(1,459)	$(338)	$1,864,796		$62,876	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	03/21/25	$170	$14,398
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Netherlands ETF

Futures Contracts (continued)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$14,398	$—	$—	$—	$14,398

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(26,775)	$—	$—	$—	$(26,775)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(5,485)	$—	$—	$—	$(5,485)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$288,681
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$23,594,801	$213,010,744	$—	$236,605,545
Short-Term Securities
Money Market Funds	1,864,796	—	—	1,864,796
	$25,459,597	$213,010,744	$—	$238,470,341
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$14,398	$—	$14,398

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
14

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Sweden ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
Saab AB, Class B	172,062	$5,106,520
Banks — 9.6%
Skandinaviska Enskilda Banken AB, Class A	849,780	13,656,246
Svenska Handelsbanken AB, Class A	781,582	9,817,802
Swedbank AB, Class A	454,809	10,941,106
		34,415,154
Biotechnology — 0.9%
Swedish Orphan Biovitrum AB(a)	105,410	3,099,351
Building Products — 5.4%
Assa Abloy AB, Class B	529,882	16,257,640
Nibe Industrier AB, Class B(b)	815,699	3,054,365
		19,312,005
Capital Markets — 1.7%
EQT AB	199,699	6,218,626
Commercial Services & Supplies — 1.1%
Securitas AB, Class B	264,418	3,822,663
Communications Equipment — 3.4%
Telefonaktiebolaget LM Ericsson, Class B	1,487,873	12,237,398
Construction & Engineering — 1.2%
Skanska AB, Class B	182,842	4,338,286
Diversified Telecommunication Services — 1.1%
Telia Co. AB	1,268,210	4,122,499
Electronic Equipment, Instruments & Components — 3.6%
Hexagon AB, Class B	1,111,805	12,821,089
Entertainment — 13.8%
Spotify Technology SA(a)	81,658	49,648,880
Financial Services — 9.7%
Industrivarden AB, Class A	64,318	2,432,619
Industrivarden AB, Class C	84,535	3,199,120
Investor AB, Class B	919,247	27,370,571
L E Lundbergforetagen AB, Class B	41,051	2,048,178
		35,050,488
Hotels, Restaurants & Leisure — 1.9%
Evolution AB(c)	89,038	6,806,425
Household Products — 2.5%
Essity AB, Class B	327,087	9,000,955
Industrial Conglomerates — 1.8%
Investment AB Latour, Class B	79,913	2,169,203
Lifco AB, Class B	125,202	4,289,363
		6,458,566
Machinery — 29.1%
Alfa Laval AB	155,177	6,706,364
Atlas Copco AB, Class A	1,425,605	24,341,976
Atlas Copco AB, Class B	822,456	12,285,571
Epiroc AB, Class A	353,398	6,896,990
Security	Shares	Value
Machinery (continued)
Epiroc AB, Class B	209,695	$3,590,043
Indutrade AB	146,788	4,185,142
Sandvik AB	571,015	12,417,366
SKF AB, Class B	183,340	3,961,651
Trelleborg AB, Class B	114,436	4,459,058
Volvo AB, Class B	843,319	26,176,805
		105,020,966
Metals & Mining — 1.4%
Boliden AB	146,833	5,150,202
Paper & Forest Products — 1.7%
Holmen AB, Class B	41,311	1,625,874
Svenska Cellulosa AB SCA, Class B	325,901	4,460,296
		6,086,170
Real Estate Management & Development — 1.4%
Fastighets AB Balder, Class B(a)	386,904	2,744,078
Sagax AB, Class B	118,503	2,459,147
		5,203,225
Specialty Retail — 1.1%
H & M Hennes & Mauritz AB, Class B	304,452	4,082,315
Trading Companies & Distributors — 2.0%
AddTech AB, Class B	139,622	4,207,980
Beijer Ref AB, Class B	207,144	3,093,780
		7,301,760
Wireless Telecommunication Services — 1.0%
Tele2 AB, Class B	294,127	3,487,849
Total Long-Term Investments — 96.8% (Cost: $351,951,912)		348,791,392
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	8,600	8,604
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	120,000	120,000
Total Short-Term Securities — 0.0% (Cost: $128,604)		128,604
Total Investments — 96.8% (Cost: $352,080,516)		348,919,996
Other Assets Less Liabilities — 3.2%		11,544,698
Net Assets — 100.0%		$360,464,694

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Sweden ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$9,216 (a)	$—	$(612)	$—	$8,604	8,600	$4,124 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	—	(10,000)(a)	—	—	120,000	120,000	3,981	—
				$(612)	$—	$128,604		$8,105	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Stockholm 30 Index	436	03/21/25	$11,078	$(25,591)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	661,638	USD	683,606	Standard Chartered Bank	03/21/25	$3,322
SEK	15,873,080	USD	1,454,611	Standard Chartered Bank	03/21/25	21,154
USD	2,860,929	EUR	2,715,874	Standard Chartered Bank	03/21/25	41,247
						65,723
EUR	46,819	USD	49,231	Standard Chartered Bank	03/21/25	(622)
USD	981,801	SEK	10,703,724	Standard Chartered Bank	03/21/25	(13,355)
						(13,977)
						$51,746
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$65,723	$—	$—	$65,723
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Sweden ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$25,591	$—	$—	$—	$25,591
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$13,977	$—	$—	$13,977
	$—	$—	$25,591	$13,977	$—	$—	$39,568

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,060,661	$—	$—	$—	$1,060,661
Forward foreign currency exchange contracts	—	—	—	(84,232)	—	—	(84,232)
	$—	$—	$1,060,661	$(84,232)	$—	$—	$976,429
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(640,562)	$—	$—	$—	$(640,562)
Forward foreign currency exchange contracts	—	—	—	89,976	—	—	89,976
	$—	$—	$(640,562)	$89,976	$—	$—	$(550,586)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,411,753
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,786,479
Average amounts sold — in USD	$4,303,423
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$25,591
Forward foreign currency exchange contracts	65,723	13,977
Total derivative assets and liabilities in the Statement of Assets and Liabilities	65,723	39,568
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	(25,591)
Total derivative assets and liabilities subject to an MNA	$65,723	$13,977
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Sweden ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Standard Chartered Bank	$65,723	$(13,977)	$—	$—	$51,746

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)(d)
Standard Chartered Bank	$13,977	$(13,977)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$58,877,899	$289,913,493	$—	$348,791,392
Short-Term Securities
Money Market Funds	128,604	—	—	128,604
	$59,006,503	$289,913,493	$—	$348,919,996
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$65,723	$—	$65,723
Liabilities
Equity Contracts	—	(25,591)	—	(25,591)
Foreign Currency Exchange Contracts	—	(13,977)	—	(13,977)
	$—	$26,155	$—	$26,155

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts.  Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments
18

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Netherlands ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$49,362,254	$10,603,836	$508,673,379	$236,605,545
Investments, at value—affiliated(c)	2,857,564	—	550,000	1,864,796
Cash	8,386	4,028	189	6,414
Foreign currency collateral pledged for futures contracts(d)	68,465	16,598	85,063	12,448
Foreign currency, at value(e)	22,875	18,262	415,647	212,872
Receivables:
Investments sold	2,132,962	74,191	1,281,731	1,795,352
Securities lending income—affiliated	7,334	13	—	5,221
Dividends—unaffiliated	—	3,241	64,864	—
Dividends—affiliated	33	—	1,613	234
Tax reclaims	887,947	199,203	862,078	13,226
Variation margin on futures contracts	—	238	5,207	209
Total assets	55,347,820	10,919,610	511,939,771	240,516,317
LIABILITIES
Collateral on securities loaned, at value	2,848,406	—	—	1,766,710
Payables:
Investments purchased	2,181,550	106,493	1,485,494	1,700,430
Capital shares redeemed	—	—	184,712	51,784
Investment advisory fees	18,487	4,043	194,844	103,818
IRS compliance fee for foreign withholding tax claims	—	—	857,347	—
Variation margin on futures contracts	1,063	—	—	—
Total liabilities	5,049,506	110,536	2,722,397	3,622,742
Commitments and contingent liabilities
NET ASSETS	$50,298,314	$10,809,074	$509,217,374	$236,893,575
NET ASSETS CONSIST OF
Paid-in capital	$101,381,246	$37,411,427	$624,829,356	$308,092,440
Accumulated loss	(51,082,932)	(26,602,353)	(115,611,982)	(71,198,865)
NET ASSETS	$50,298,314	$10,809,074	$509,217,374	$236,893,575
NET ASSET VALUE
Shares outstanding	2,100,000	560,000	12,800,000	5,000,000
Net asset value	$23.95	$19.30	$39.78	$47.38
Shares authorized	100 million	136.2 million	340.2 million	255 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$48,360,890	$15,594,695	$521,564,729	$274,909,591
(b) Securities loaned, at value	$2,677,353	$—	$—	$1,662,705
(c) Investments, at cost—affiliated	$2,857,564	$—	$550,000	$1,864,911
(d) Foreign currency collateral pledged, at cost	$78,704	$16,847	$90,681	$12,654
(e) Foreign currency, at cost	$14,693	$18,228	$409,576	$213,902
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
February 28, 2025

iShares MSCI Sweden ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$348,791,392
Investments, at value—affiliated(c)	128,604
Cash	5,275
Foreign currency collateral pledged for futures contracts(d)	965,998
Foreign currency, at value(e)	919,020
Receivables:
Investments sold	5,604,594
Dividends—unaffiliated	224,947
Dividends—affiliated	566
Tax reclaims	1,434,452
Foreign withholding tax claims	9,274,506
Unrealized appreciation on forward foreign currency exchange contracts	65,723
Total assets	367,415,077
LIABILITIES
Collateral on securities loaned, at value	9,217
Payables:
Investments purchased	5,714,987
Investment advisory fees	135,873
Professional fees	951,630
Variation margin on futures contracts	124,699
Unrealized depreciation on forward foreign currency exchange contracts	13,977
Total liabilities	6,950,383
Commitments and contingent liabilities
NET ASSETS	$360,464,694
NET ASSETS CONSIST OF
Paid-in capital	$463,016,925
Accumulated loss	(102,552,231)
NET ASSETS	$360,464,694
NET ASSET VALUE
Shares outstanding	8,325,000
Net asset value	$43.30
Shares authorized	100 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$351,951,912
(b) Securities loaned, at value	$8,459
(c) Investments, at cost—affiliated	$128,604
(d) Foreign currency collateral pledged, at cost	$1,043,136
(e) Foreign currency, at cost	$773,402
See notes to financial statements.
Statements of Assets and Liabilities
20

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Netherlands ETF
INVESTMENT INCOME
Dividends—unaffiliated	$—	$210,487 (a)	$2,273,131	$2,169,264
Dividends—affiliated	437	41	11,886	4,204
Interest—unaffiliated	22,205	341	1,294	1,344
Securities lending income—affiliated—net	48,175	41	428	58,672
Foreign taxes withheld	(6,240)	(31,346)	(11,051)	(126,273)
Total investment income	64,577	179,564	2,275,688	2,107,211
EXPENSES
Investment advisory	126,780	36,491	1,381,559	668,559
Commitment costs	274	79	2,834	1,367
Professional	—	—	28,800	—
Interest expense	—	—	—	90
Total expenses	127,054	36,570	1,413,193	670,016
Net investment income (loss)	(62,477)	142,994	862,495	1,437,195
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,933,713)	(360,670)	741,524	(7,994,783)
Investments—affiliated	(171)	(26)	248	(1,459)
Foreign currency transactions	(19,101)	(727)	(37,449)	(36,148)
Futures contracts	35,290	4,492	112,882	(26,775)
In-kind redemptions—unaffiliated(b)	3,245,200	(179,388)	6,263,764	12,449,359
	1,327,505	(536,319)	7,080,969	4,390,194
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	948,903	(435,299)	(17,921,677)	(21,224,745)
Investments—affiliated	(393)	—	(52)	(338)
Foreign currency translations	(52,090)	(13,750)	(48,258)	2,995
Futures contracts	55,221	14,139	(61,782)	(5,485)
	951,641	(434,910)	(18,031,769)	(21,227,573)
Net realized and unrealized gain (loss)	2,279,146	(971,229)	(10,950,800)	(16,837,379)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,216,669	$(828,235)	$(10,088,305)	$(15,400,184)
(a) Includes $ 145,050 related to a special distribution from D'ieteren Group.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended February 28, 2025

iShares MSCI Sweden ETF
INVESTMENT INCOME
Dividends—unaffiliated	$1,652,848
Dividends—affiliated	3,981
Interest—unaffiliated	652
Securities lending income—affiliated—net	4,124
Other income—unaffiliated	26,060
Foreign taxes withheld	(200,510)
Foreign withholding tax claims	206,120
Total investment income	1,693,275
EXPENSES
Investment advisory	797,824
Professional	35,857
Commitment costs	1,506
Total expenses	835,187
Net investment income	858,088
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(17,649,550)
Investments—affiliated	(612)
Forward foreign currency exchange contracts	(84,232)
Foreign currency transactions	(108,038)
Futures contracts	1,060,661
In-kind redemptions—unaffiliated(a)	4,408,708
(12,373,063)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	21,034,791
Forward foreign currency exchange contracts	89,976
Foreign currency translations	(503,962)
Futures contracts	(640,562)
19,980,243
Net realized and unrealized gain	7,607,180
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,465,268
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
22

Statements of Changes in Net Assets

	iShares MSCI Austria ETF		iShares MSCI Belgium ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(62,477)	$3,116,920	$142,994	$387,757
Net realized gain (loss)	1,327,505	(551,179)	(536,319)	345,293
Net change in unrealized appreciation (depreciation)	951,641	9,753,300	(434,910)	1,637,944
Net increase (decrease) in net assets resulting from operations	2,216,669	12,319,041	(828,235)	2,370,994
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,361,313)(b)	(4,312,002)	(163,364)(b)	(381,107)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(14,725,263)	2,512,526	(4,307,663)	(6,224,832)
NET ASSETS
Total increase (decrease) in net assets	(13,869,907)	10,519,565	(5,299,262)	(4,234,945)
Beginning of period	64,168,221	53,648,656	16,108,336	20,343,281
End of period	$50,298,314	$64,168,221	$10,809,074	$16,108,336

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI France ETF		iShares MSCI Netherlands ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$862,495	$16,669,243	$1,437,195	$4,374,872
Net realized gain	7,080,969	39,648,839	4,390,194	8,322,578
Net change in unrealized appreciation (depreciation)	(18,031,769)	5,328,342	(21,227,573)	38,659,464
Net increase (decrease) in net assets resulting from operations	(10,088,305)	61,646,424	(15,400,184)	51,356,914
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,531,866)(b)	(18,593,590)	(2,422,084)(b)	(4,864,442)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(147,075,890)	(312,492,339)	(39,971,172)	(922,111)
NET ASSETS
Total increase (decrease) in net assets	(160,696,061)	(269,439,505)	(57,793,440)	45,570,361
Beginning of period	669,913,435	939,352,940	294,687,015	249,116,654
End of period	$509,217,374	$669,913,435	$236,893,575	$294,687,015

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
24

Statements of Changes in Net Assets(continued)

	iShares MSCI Sweden ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$858,088	$7,051,095
Net realized gain (loss)	(12,373,063)	8,940,796
Net change in unrealized appreciation (depreciation)	19,980,243	66,834,445
Net increase in net assets resulting from operations	8,465,268	82,826,336
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(13,994,475)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	44,946,672	(76,668,361)
NET ASSETS
Total increase (decrease) in net assets	53,411,940	(7,836,500)
Beginning of period	307,052,754	314,889,254
End of period	$360,464,694	$307,052,754

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Austria ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$23.33	$20.24	$17.36	$25.28	$15.67	$18.89
Net investment income (loss)(a)	(0.03)	1.16	0.91	0.97	0.54	0.06
Net realized and unrealized gain (loss)(b)	1.23	3.54	2.96	(8.01)	9.50	(3.16)
Net increase (decrease) from investment operations	1.20	4.70	3.87	(7.04)	10.04	(3.10)
Distributions from net investment income(c)	(0.58)(d)	(1.61)	(0.99)	(0.88)	(0.43)	(0.12)
Net asset value, end of period	$23.95	$23.33	$20.24	$17.36	$25.28	$15.67
Total Return(e)
Based on net asset value	5.49%(f)	24.05%	22.61%	(28.58)%	64.50%	(16.58)%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income (loss)	(0.25)%(h)	5.41%	4.68%	4.32%	2.55%	0.32%
Supplemental Data
Net assets, end of period (000)	$50,298	$64,168	$53,649	$62,502	$89,752	$43,104
Portfolio turnover rate(i)	15%	22%	21%	19%	14%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
26

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Belgium ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$20.14	$18.16	$15.93	$22.28	$17.76	$18.48
Net investment income(a)	0.19 (b)	0.38	0.41	0.44	0.31	0.24
Net realized and unrealized gain (loss)(c)	(0.80)	2.03	2.15	(5.80)	4.64	(0.60)
Net increase (decrease) from investment operations	(0.61)	2.41	2.56	(5.36)	4.95	(0.36)
Distributions
From net investment income(d)	(0.23)(e)	(0.43)	(0.15)	(0.99)	(0.43)	(0.36)
Return of capital	—	—	(0.18)	—	—	—
Total distributions	(0.23)	(0.43)	(0.33)	(0.99)	(0.43)	(0.36)
Net asset value, end of period	$19.30	$20.14	$18.16	$15.93	$22.28	$17.76
Total Return(f)
Based on net asset value	(2.97)%(g)	13.43%	16.16%	(24.77)%	27.96%(h)	(2.02)%
Ratios to Average Net Assets(i)
Total expenses	0.50%(j)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	1.95%(j)	2.07%	2.28%	2.22%	1.52%	1.34%
Supplemental Data
Net assets, end of period (000)	$10,809	$16,108	$20,343	$17,845	$41,002	$32,685
Portfolio turnover rate(k)	6%	18%	12%	7%	16%	18%
(a) Based on average shares outstanding.
(b) Includes a one-time special distribution from D'ieteren Group. Excluding such special distribution, the net investment income would have been $(0.00) per share and (0.03)% of average net assets.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes payment received from a settlement of litigation, which impacted the Fund' total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 22.73%.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI France ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$39.88	$37.57	$29.48	$38.85	$29.30	$29.41
Net investment income(a)	0.06	0.90 (b)	1.01 (b)	1.27 (b)	0.72 (b)	0.32
Net realized and unrealized gain (loss)(c)	0.11	2.58	8.02	(8.65)	9.43	(0.18)
Net increase (decrease) from investment operations	0.17	3.48	9.03	(7.38)	10.15	0.14
Distributions from net investment income(d)	(0.27)(e)	(1.17)	(0.94)	(1.99)	(0.60)	(0.25)
Net asset value, end of period	$39.78	$39.88	$37.57	$29.48	$38.85	$29.30
Total Return(f)
Based on net asset value	0.51%(g)	9.30%(b)	30.82%(b)	(19.71)%(b)	34.74%(b)	0.50%
Ratios to Average Net Assets(h)
Total expenses	0.50%(i)	0.50%	0.53%	0.76%	0.60%	0.51%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.50%	0.50%	0.50%	0.50%	N/A
Net investment income	0.31%(i)	2.34%(b)	2.88%(b)	3.62%(b)	2.13%(b)	1.09%
Supplemental Data
Net assets, end of period (000)	$509,217	$669,913	$939,353	$790,162	$761,536	$884,935
Portfolio turnover rate(j)	1%	4%	3%	9%	4%	2%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2024,
August 31, 2023, August 31, 2022  and August 31, 2021, respectively:
• Net investment income per share by $0.01, $0.07, $0.58 and $0.30.
• Total return by 0.07%, 0.27%,1.24% and 1.25%.
• Ratio of net investment income to average net assets by 0.01%, 0.21%,1.66% and 0.89%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
28

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Netherlands ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$50.81	$41.18	$34.26	$52.87	$35.38	$30.58
Net investment income(a)	0.25	0.82	0.72	0.84	0.40	0.33
Net realized and unrealized gain (loss)(b)	(3.28)	9.72	6.91	(18.78)	17.55	4.80
Net increase (decrease) from investment operations	(3.03)	10.54	7.63	(17.94)	17.95	5.13
Distributions from net investment income(c)	(0.40)(d)	(0.91)	(0.71)	(0.67)	(0.46)	(0.33)
Net asset value, end of period	$47.38	$50.81	$41.18	$34.26	$52.87	$35.38
Total Return(e)
Based on net asset value	(5.94)%(f)	25.72%	22.27%	(34.09)%	50.92%	16.88%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	1.07%(h)	1.79%	1.84%	1.94%	0.90%	1.03%
Supplemental Data
Net assets, end of period (000)	$236,894	$294,687	$249,117	$306,659	$330,434	$187,519
Portfolio turnover rate(i)	8%	13%	11%	10%	36%	19%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Sweden ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$42.21	$33.32	$30.10	$47.87	$35.73	$28.25
Net investment income(a)	0.11 (b)	0.84 (b)	0.79 (b)	1.46	0.99	0.34
Net realized and unrealized gain (loss)(c)	0.98	9.66	2.63	(16.83)	12.57	7.65
Net increase (decrease) from investment operations	1.09	10.50	3.42	(15.37)	13.56	7.99
Distributions from net investment income(d)	—	(1.61)	(0.20)	(2.40)	(1.42)	(0.51)
Net asset value, end of period	$43.30	$42.21	$33.32	$30.10	$47.87	$35.73
Total Return(e)
Based on net asset value	2.58%(b)(f)	31.89%(b)	11.35%(b)	(33.28)%	38.09%	28.51%
Ratios to Average Net Assets(g)
Total expenses	0.51%(h)(i)	0.54%	0.54%	0.54%	0.54%	0.55%
Total expenses excluding professional fees for foreign withholding tax claims	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	0.54%(b)(h)	2.23%(b)	2.37%(b)	3.67%	2.27%	1.09%
Supplemental Data
Net assets, end of period (000)	$360,465	$307,053	$314,889	$408,555	$653,396	$246,503
Portfolio turnover rate(j)	15%	16%	13%	18%	11%	8%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for six months ended February 28, 2025 and for the years ended August 31, 2024 and August 31, 2023:
• Net investment income per share by $0.02, $0.13 and $0.11.
• Total return by 0.05%, 0.46% and 0.36%.
• Ratio of net investment income to average net assets by 0.11%, 0.34% and 0.32%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.52%.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
30

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Austria	Non-diversified
MSCI Belgium	Non-diversified
MSCI France	Non-diversified
MSCI Netherlands	Non-diversified
MSCI Sweden	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay
Notes to Financial Statements
32

Notes to Financial Statements (unaudited) (continued)
from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Austria
BNP Paribas Securities Corp.	$118,198	$(118,198)	$—	$—
Goldman Sachs & Co. LLC	2,072,032	(2,072,032)	—	—
J.P. Morgan Securities LLC	487,123	(487,123)	—	—
	$2,677,353	$(2,677,353)	$—	$—
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Netherlands
Barclays Capital, Inc.	$14,596	$(14,596)	$—	$—
Goldman Sachs & Co. LLC	595,264	(595,264)	—	—
Morgan Stanley	227,728	(227,728)	—	—
UBS AG	605,983	(605,983)	—	—
Wells Fargo Securities LLC	219,134	(219,134)	—	—
	$1,662,705	$(1,662,705)	$—	$—
MSCI Sweden
Goldman Sachs & Co. LLC	$8,459	$(8,459)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of
Notes to Financial Statements
34

Notes to Financial Statements (unaudited) (continued)
the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA  is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Austria	$11,038
MSCI Belgium	9
MSCI France	110
MSCI Netherlands	13,478
MSCI Sweden	1,193
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Austria	$1,726,591	$4,216,897	$(796,859)
MSCI Belgium	41,142	306,180	36,240
MSCI France	814,337	1,527,531	(2,923,426)
MSCI Netherlands	2,063,800	4,969,385	(2,033,266)
MSCI Sweden	1,574,862	22,262,988	(9,623,383)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Austria	$7,859,746	$9,172,226
MSCI Belgium	836,014	903,084
MSCI France	4,524,354	5,727,375
MSCI Netherlands	22,172,659	21,036,997
MSCI Sweden	52,423,452	48,365,243
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Austria	$9,255,193	$23,671,763
MSCI Belgium	1,602,197	5,807,176
MSCI France	—	146,686,257
MSCI Netherlands	109,846,805	151,185,443
MSCI Sweden	136,172,640	93,423,886
Notes to Financial Statements
36

Notes to Financial Statements (unaudited) (continued)
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI Austria	$(50,718,471)
MSCI Belgium	(20,722,996)
MSCI France	(97,529,055)
MSCI Netherlands	(35,680,574)
MSCI Sweden	(80,314,000)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Austria	$53,846,124	$7,899,735	$(9,447,350)	$(1,547,615)
MSCI Belgium	15,943,653	762,431	(6,082,492)	(5,320,061)
MSCI France	527,474,364	64,468,532	(82,726,577)	(18,258,045)
MSCI Netherlands	278,561,694	7,138,395	(47,215,350)	(40,076,955)
MSCI Sweden	358,488,953	26,262,458	(35,805,260)	(9,542,802)
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Notes to Financial Statements
38

Notes to Financial Statements (unaudited) (continued)
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI Austria
Shares sold	450,000	$9,503,062	1,400,000	$29,523,869
Shares redeemed	(1,100,000)	(24,228,325)	(1,300,000)	(27,011,343)
	(650,000)	$(14,725,263)	100,000	$2,512,526
MSCI Belgium
Shares sold	80,000	$1,636,187	640,000	$11,872,896
Shares redeemed	(320,000)	(5,943,850)	(960,000)	(18,097,728)
	(240,000)	$(4,307,663)	(320,000)	$(6,224,832)
MSCI France
Shares sold	—	$—	1,200,000	$45,960,949
Shares redeemed	(4,000,000)	(147,075,890)	(9,400,000)	(358,453,288)
	(4,000,000)	$(147,075,890)	(8,200,000)	$(312,492,339)
MSCI Netherlands
Shares sold	2,500,000	$116,400,991	3,900,000	$190,201,458
Shares redeemed	(3,300,000)	(156,372,163)	(4,150,000)	(191,123,569)
	(800,000)	$(39,971,172)	(250,000)	$(922,111)
MSCI Sweden
Shares sold	3,525,000	$142,022,337	5,925,000	$226,597,728
Shares redeemed	(2,475,000)	(97,075,665)	(8,100,000)	(303,266,089)
	1,050,000	$44,946,672	(2,175,000)	$(76,668,361)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares MSCI Sweden ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by the Swedish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Swedish tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. Collection of these receivables, and any payment
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
of associated liabilities, depends upon future determinations made by the Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of  February 28, 2025, is $8,322,876 or $1.00 per share.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of February 28, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The iShares MSCI France ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
40

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
EUR	Euro
SEK	Swedish Krona
USD	United States Dollar

Portfolio Abbreviation
NVS	Non-Voting Shares
Glossary of Terms Used in this Report
42

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI Agriculture Producers ETF | VEGI | NYSE Arca
• iShares MSCI Global Energy Producers ETF | FILL | NYSE Arca
• iShares MSCI Global Gold Miners ETF | RING | NASDAQ
• iShares MSCI Global Metals & Mining Producers ETF | PICK | Cboe BZX Exchange
• iShares MSCI Global Silver and Metals Miners ETF | SLVP | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Agriculture Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.5%
Elders Ltd.	40,325	$177,775
Inghams Group Ltd.	79,522	166,855
Nufarm Ltd./Australia	73,115	173,094
		517,724
Brazil — 0.6%
BRF SA	107,257	326,636
Sao Martinho SA	33,384	120,038
SLC Agricola SA	37,963	116,320
Tres Tentos Agroindustrial SA	26,669	66,495
		629,489
Canada — 6.1%
Ag Growth International Inc.	4,285	106,566
Maple Leaf Foods Inc.	17,125	301,367
Nutrien Ltd.	105,446	5,526,121
Rogers Sugar Inc.	22,901	86,586
		6,020,640
China — 2.0%
China BlueChemical Ltd., Class H	336,000	88,674
China Modern Dairy Holdings Ltd.(a)	584,000	82,673
China XLX Fertiliser Ltd.	136,000	67,501
COFCO Joycome Foods Ltd.(a)(b)	585,000	103,191
First Tractor Co. Ltd., Class H	104,000	87,332
Henan Shuanghui Investment & Development Co. Ltd., Class A	44,400	163,781
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	82,000	318,843
Muyuan Foods Co. Ltd., Class A	70,366	351,246
New Hope Liuhe Co. Ltd., Class A(b)	58,400	76,736
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	69,300	157,225
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	26,880	75,876
Sinofert Holdings Ltd.	448,000	60,044
Wens Foodstuff Group Co. Ltd., Class A	84,820	189,840
Yunnan Yuntianhua Co. Ltd., Class A	23,800	68,381
Zangge Mining Co. Ltd., Class A	19,900	87,662
		1,979,005
Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	50,057	58,112
Germany — 0.7%
K+S AG, Registered	36,156	496,773
Suedzucker AG(a)	13,106	147,511
		644,284
Hong Kong — 1.5%
WH Group Ltd.(c)	1,786,000	1,459,295
India — 4.8%
Balrampur Chini Mills Ltd.	26,203	133,662
Bayer CropScience Ltd.	2,890	156,916
Chambal Fertilisers and Chemicals Ltd.	34,365	210,798
Coromandel International Ltd.	25,034	478,634
Deepak Fertilisers & Petrochemicals Corp. Ltd.	13,504	147,890
Dhanuka Agritech Ltd.	2,804	40,878
EID Parry India Ltd.(b)	19,046	145,157
Gujarat Ambuja Exports Ltd.	29,492	35,117
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,306	93,179
Gujarat State Fertilizers & Chemicals Ltd.	45,985	88,496
Jain Irrigation Systems Ltd.(b)	88,604	56,311
Kaveri Seed Co. Ltd.	4,407	50,541
Paradeep Phosphates Ltd., NVS(c)	68,761	68,680
PI Industries Ltd.	16,219	560,337
Rallis India Ltd.	18,272	43,974
Security	Shares	Value
India (continued)
Rashtriya Chemicals & Fertilizers Ltd.	29,024	$39,106
Shree Renuka Sugars Ltd.(b)	135,798	43,019
Sumitomo Chemical India Ltd.	26,712	141,166
Tata Consumer Products Ltd.	127,154	1,407,121
Triveni Engineering & Industries Ltd.	16,067	64,505
UPL Ltd.	96,243	698,716
		4,704,203
Indonesia — 0.6%
Astra Agro Lestari Tbk PT	96,700	31,495
Charoen Pokphand Indonesia Tbk PT	1,567,700	396,180
Inti Agri Resources Tbk PT(b)(d)	2,230,700	—
Japfa Comfeed Indonesia Tbk PT	1,110,700	125,054
Sawit Sumbermas Sarana Tbk PT(b)	713,300	72,061
		624,790
Israel — 1.3%
ICL Group Ltd.	164,502	997,024
Israel Corp Ltd.	810	241,644
		1,238,668
Japan — 3.8%
Kubota Corp.	206,400	2,551,972
Kumiai Chemical Industry Co. Ltd.	15,700	80,898
Maruha Nichiro Corp.	8,700	180,975
Mitsui DM Sugar Holdings Co. Ltd.	3,100	72,624
NH Foods Ltd.	18,800	566,984
Prima Meat Packers Ltd.	5,300	77,070
Sakata Seed Corp.	5,900	133,491
Yamabiko Corp.	6,500	108,130
		3,772,144
Malaysia — 2.3%
Farm Fresh Bhd	160,700	59,922
Genting Plantations Bhd	58,400	74,374
Hextar Global Bhd	295,200	61,851
IOI Corp. Bhd	538,500	469,614
Kuala Lumpur Kepong Bhd	105,900	489,544
QL Resources Bhd	352,060	383,236
SD Guthrie Bhd	444,400	505,175
United Plantations Bhd	46,850	240,628
		2,284,344
Netherlands — 0.3%
OCI NV	22,627	261,994
Norway — 4.7%
Austevoll Seafood ASA	19,611	186,764
Bakkafrost P/F	10,797	542,832
Grieg Seafood ASA(a)	11,027	46,405
Leroy Seafood Group ASA	57,434	270,768
Mowi ASA	99,680	1,856,752
Salmar ASA	14,107	699,067
Yara International ASA	35,181	1,000,416
		4,603,004
Poland — 0.0%
Grupa Azoty SA(b)	10,430	52,965
Qatar — 0.0%
Baladna	141,583	48,609
Russia — 0.0%
PhosAgro PJSC, GDR(b)(d)(e)	2	—
PhosAgro PJSC, New(b)(d)	136	1
Ros Agro PLC, GDR(b)(d)(e)	5,334	1
		2
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Agriculture Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia — 3.4%
Al Jouf Agricultural Development Co.	3,187	$46,254
Almarai Co. JSC	104,500	1,580,777
National Agriculture Development Co. (The)(b)	31,688	213,119
SABIC Agri-Nutrients Co.	49,714	1,434,554
Tanmiah Food Co.	1,210	39,916
		3,314,620
Singapore — 1.4%
First Resources Ltd.	117,100	126,716
Golden Agri-Resources Ltd.	1,512,300	279,755
Wilmar International Ltd.	411,500	979,943
		1,386,414
South Africa — 0.1%
Oceana Group Ltd.	19,795	61,596
South Korea — 0.0%
Harim Holdings Co. Ltd.	9,364	32,567
Hyundai Feed Inc.(b)(d)	20,538	13,376
		45,943
Sweden — 0.4%
Husqvarna AB, Class B	75,415	387,492
Taiwan — 0.5%
Charoen Pokphand Enterprise	30,800	95,930
Sinon Corp.	75,000	109,169
Taiwan Fertilizer Co. Ltd.	134,000	217,272
Taiwan TEA Corp.(b)	98,000	57,916
		480,287
Thailand — 0.7%
Betagro PCL, NVS	145,500	83,138
Charoen Pokphand Foods PCL, NVDR	804,200	574,893
GFPT PCL, NVDR	26,400	6,306
		664,337
Turkey — 0.3%
Gubre Fabrikalari TAS(b)	17,863	135,130
Hektas Ticaret TAS(a)(b)	811,646	73,857
Turk Traktor ve Ziraat Makineleri AS	5,519	100,670
		309,657
United Kingdom — 0.7%
Cranswick PLC	11,557	711,613
United States — 62.2%
AGCO Corp.	13,723	1,330,719
Alamo Group Inc.	2,277	398,430
Archer-Daniels-Midland Co.	101,904	4,809,869
Bunge Global SA	30,205	2,240,909
Cal-Maine Foods Inc.	8,965	810,346
Security	Shares	Value
United States (continued)
CF Industries Holdings Inc.	38,450	$3,115,219
CNH Industrial NV	188,001	2,421,453
Corteva Inc.	147,536	9,291,817
Darling Ingredients Inc.(a)(b)	33,897	1,223,343
Deere & Co.	47,981	23,068,785
FMC Corp.	26,636	982,868
Fresh Del Monte Produce Inc.	8,241	251,268
Ingredion Inc.	13,853	1,809,340
Lamb Weston Holdings Inc.	30,369	1,575,240
Lindsay Corp.	2,452	323,958
Mosaic Co. (The)	67,857	1,623,139
Pilgrim's Pride Corp.(a)(b)	10,077	548,088
Scotts Miracle-Gro Co. (The)	9,112	533,690
Titan International Inc.(b)	13,009	110,837
Toro Co. (The)	57,526	4,614,161
Vital Farms Inc.(a)(b)	6,451	213,593
		61,297,072
Total Long-Term Investments — 99.0% (Cost: $121,923,814)		97,558,303
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	2,143,922	2,144,994
Total Short-Term Securities — 2.2% (Cost: $2,144,956)		2,144,994
Total Investments — 101.2% (Cost: $124,068,770)		99,703,297
Liabilities in Excess of Other Assets — (1.2)%		(1,228,908)
Net Assets — 100.0%		$98,474,389

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Agriculture Producers ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$215,352	$1,929,844 (a)	$—	$(181)	$(21)	$2,144,994	2,143,922	$2,652 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	60,000	—	(60,000)(a)	—	—	—	—	3,218	—
				$(181)	$(21)	$2,144,994		$5,870	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	10	03/21/25	$568	$9,866
S&P 500 E-Mini Index	1	03/21/25	298	(115)
				$9,751
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$9,866	$—	$—	$—	$9,866
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$115	$—	$—	$—	$115

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Agriculture Producers ETF

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(424)	$—	$—	$—	$(424)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$7,730	$—	$—	$—	$7,730
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,240,428
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$71,276,177	$26,268,748	$13,378	$97,558,303
Short-Term Securities
Money Market Funds	2,144,994	—	—	2,144,994
	$73,421,171	$26,268,748	$13,378	$99,703,297
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$9,866	$—	$9,866
Liabilities
Equity Contracts	(115)	—	—	(115)
	$(115)	$9,866	$—	$9,751

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Global Energy Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.1%
Beach Energy Ltd.	52,583	$45,919
Boss Energy Ltd. (a)(b)	12,852	20,133
Deep Yellow Ltd.(a)(b)	31,077	20,615
Karoon Energy Ltd.(b)	25,415	24,396
New Hope Corp. Ltd.	16,618	41,563
Paladin Energy Ltd.(a)	10,624	46,253
Paladin Energy Ltd., NVS(a)	2,804	11,861
Santos Ltd.	106,620	435,469
Whitehaven Coal Ltd.	27,962	97,905
Woodside Energy Group Ltd.	62,521	979,013
Yancoal Australia Ltd., NVS	12,984	49,087
		1,772,214
Austria — 0.3%
OMV AG	4,883	215,874
Brazil — 1.2%
Brava Energia	12,227	37,402
Petroleo Brasileiro SA	122,530	812,683
Petroreconcavo SA	4,784	12,911
PRIO SA(a)	26,679	172,962
		1,035,958
Canada — 8.9%
Advantage Energy Ltd.(a)	5,613	39,146
Africa Oil Corp.(b)	11,935	15,839
ARC Resources Ltd.	19,491	359,979
Athabasca Oil Corp.(a)	17,161	56,462
Baytex Energy Corp.	22,563	51,154
Birchcliff Energy Ltd.	8,449	32,354
Cameco Corp.	14,330	630,946
Canadian Natural Resources Ltd.	69,472	1,961,591
Cardinal Energy Ltd.	4,215	18,704
Cenovus Energy Inc.	45,109	623,903
Denison Mines Corp.(a)(b)	28,866	42,897
Energy Fuels Inc./Canada(a)(b)	6,064	24,855
Freehold Royalties Ltd.	4,160	36,230
Frontera Energy Corp.	1,217	6,006
Headwater Exploration Inc.	7,732	33,990
Imperial Oil Ltd.	5,867	397,784
International Petroleum Corp.(a)	2,558	35,963
Kelt Exploration Ltd.(a)	5,728	24,785
MEG Energy Corp.	8,677	135,066
NexGen Energy Ltd.(a)(b)	17,521	92,404
NuVista Energy Ltd.(a)	5,473	44,828
Paramount Resources Ltd., Class A	2,618	29,876
Parex Resources Inc.	3,375	32,893
PetroTal Corp., NVS	30,373	14,486
Peyto Exploration & Development Corp.	6,534	71,900
PrairieSky Royalty Ltd.	7,145	131,368
Suncor Energy Inc.	41,394	1,583,945
Tamarack Valley Energy Ltd.	17,754	52,400
Topaz Energy Corp.	3,788	64,750
Tourmaline Oil Corp.	11,689	539,306
Veren Inc.	20,502	111,951
Vermilion Energy Inc.	5,230	44,428
Whitecap Resources Inc.	19,165	130,217
		7,472,406
China — 1.7%
CGN Mining Co. Ltd.(b)	95,000	17,270
China Coal Energy Co. Ltd., Class H	69,000	71,379
China Shenhua Energy Co. Ltd., Class A	13,400	65,212
Security	Shares	Value
China (continued)
China Shenhua Energy Co. Ltd., Class H	111,000	$423,495
Guanghui Energy Co. Ltd., Class A	11,300	9,508
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	4,500	10,972
Inner Mongolia Yitai Coal Co. Ltd., Class B	34,400	66,387
Kinetic Development Group Ltd.	84,000	11,995
PetroChina Co. Ltd., Class A	41,600	44,974
PetroChina Co. Ltd., Class H	692,000	517,673
Shaanxi Coal Industry Co. Ltd., Class A	19,000	49,449
Shanxi Coking Coal Energy Group Co. Ltd., Class A	12,010	11,414
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	6,100	10,100
Yankuang Energy Group Co. Ltd., Class A	8,985	16,372
Yankuang Energy Group Co. Ltd., Class H	110,000	114,671
		1,440,871
Finland — 0.1%
Neste OYJ	13,944	124,961
France — 5.1%
Esso SA Francaise	87	10,424
Etablissements Maurel et Prom SA	1,835	11,220
TotalEnergies SE	71,054	4,284,078
		4,305,722
Greece — 0.1%
HELLENiQ ENERGY Holdings SA	3,253	26,342
Motor Oil Hellas Corinth Refineries SA	2,227	50,299
		76,641
Hong Kong — 0.0%
United Energy Group Ltd.(b)	222,000	10,186
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	13,407	99,408
India — 4.4%
Bharat Petroleum Corp. Ltd.	49,371	134,803
Chennai Petroleum Corp. Ltd.	1,750	9,081
Coal India Ltd.	61,049	259,142
Gujarat Mineral Development Corp. Ltd.	2,745	7,626
Hindustan Petroleum Corp. Ltd.	31,205	105,298
Indian Oil Corp. Ltd.	92,742	121,093
Oil & Natural Gas Corp. Ltd.	103,723	268,958
Oil India Ltd.	15,968	62,932
Reliance Industries Ltd.	170,002	2,342,283
Reliance Industries Ltd., GDR(c)	7,676	419,110
		3,730,326
Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	451,200	56,534
Bukit Asam Tbk PT	128,800	20,176
Bumi Resources Tbk PT(a)	3,585,800	20,376
Harum Energy Tbk PT(a)	78,100	3,274
Indika Energy Tbk PT	49,700	4,002
Indo Tambangraya Megah Tbk PT	13,200	18,869
Medco Energi Internasional Tbk PT	263,812	15,980
Sugih Energy Tbk PT(a)(d)	206,700	—
United Tractors Tbk PT	50,300	67,907
		207,118
Israel — 0.2%
Delek Group Ltd.	312	52,142
Equital Ltd.(a)(b)	758	31,928
Oil Refineries Ltd.	80,941	23,665
Paz Retail & Energy Ltd.	296	44,001
		151,736
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Energy Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy — 1.2%
Eni SpA	70,297	$1,018,132
Japan — 1.4%
Cosmo Energy Holdings Co. Ltd.	1,936	85,621
ENEOS Holdings Inc.	89,900	482,297
Idemitsu Kosan Co. Ltd.	29,540	200,702
Inpex Corp.	29,300	371,329
Japan Petroleum Exploration Co. Ltd.	4,200	31,918
		1,171,867
Malaysia — 0.0%
Hibiscus Petroleum Bhd	5,560	1,961
Norway — 1.1%
Aker BP ASA	10,457	216,872
BlueNord ASA(a)	757	44,822
DNO ASA	15,616	17,229
Equinor ASA	27,588	640,699
		919,622
Philippines — 0.0%
Semirara Mining & Power Corp., Class A	25,300	16,294
Poland — 0.4%
ORLEN SA	19,143	298,825
Portugal — 0.3%
Galp Energia SGPS SA	13,739	226,562
Russia — 0.0%
Rosneft Oil Co. PJSC(a)(d)	47,821	5
Saudi Arabia — 1.6%
Saudi Arabian Oil Co.(c)	189,855	1,372,277
South Africa — 0.1%
Exxaro Resources Ltd.	8,101	66,709
Thungela Resources Ltd.	4,394	26,032
		92,741
South Korea — 0.4%
HD Hyundai Co. Ltd.	1,415	70,683
SK Innovation Co. Ltd.(a)	2,238	193,412
S-Oil Corp.	1,473	57,264
		321,359
Spain — 0.6%
Repsol SA	38,110	485,412
Thailand — 0.3%
Bangchak Corp. PCL, NVDR(b)	28,800	32,558
Banpu PCL, NVDR(b)	288,700	35,035
IRPC PCL, NVDR	344,500	8,592
PTT Exploration & Production PCL, NVDR	45,331	144,870
Star Petroleum Refining PCL, NVDR(b)	64,300	10,198
Thai Oil PCL, NVDR	38,600	25,788
		257,041
Turkey — 0.1%
Turkiye Petrol Rafinerileri AS	32,091	113,721
United Arab Emirates — 0.0%
Dana Gas PJSC(a)	178,181	38,520
United Kingdom — 11.7%
BP PLC	530,840	2,920,869
Diversified Energy Co. PLC	1,870	25,110
Energean PLC	5,220	66,725
Harbour Energy PLC	19,153	55,126
Security	Shares	Value
United Kingdom (continued)
Serica Energy PLC	7,821	$12,447
Shell PLC	200,703	6,706,560
Yellow Cake PLC(a)(c)	7,099	40,161
		9,826,998
United States — 54.8%
Antero Resources Corp.(a)	9,734	357,238
APA Corp.	12,206	252,664
BKV Corp.(a)	557	11,246
California Resources Corp.	2,117	94,461
Calumet Inc.(a)(b)	2,285	32,744
Centrus Energy Corp., Class A(a)(b)	482	43,732
Chevron Corp.	56,215	8,916,823
Chord Energy Corp.	2,017	230,543
Civitas Resources Inc.	2,710	103,901
CNX Resources Corp.(a)(b)	4,929	142,448
Comstock Resources Inc.(a)	2,915	52,412
ConocoPhillips	42,591	4,222,898
Core Natural Resources Inc.(b)	1,745	129,566
Coterra Energy Inc.	24,249	654,481
Crescent Energy Co., Class A	5,835	73,638
CVR Energy Inc.	1,140	20,999
Delek U.S. Holdings Inc.	2,060	33,578
Devon Energy Corp.	20,549	744,285
Diamondback Energy Inc.	6,249	993,341
EOG Resources Inc.	18,440	2,340,774
EQT Corp.	18,665	899,093
Expand Energy Corp.	6,848	677,130
Exxon Mobil Corp.	144,719	16,111,566
Granite Ridge Resources Inc.	1,925	11,300
Gulfport Energy Corp.(a)	503	85,409
Hess Corp.	9,131	1,359,971
HF Sinclair Corp.	5,264	185,661
HighPeak Energy Inc.(b)	847	10,943
Kimbell Royalty Partners LP	2,546	39,005
Kosmos Energy Ltd.(a)	15,404	43,285
Magnolia Oil & Gas Corp., Class A	5,976	139,898
Marathon Petroleum Corp.	10,583	1,589,355
Matador Resources Co.	3,865	202,294
Murphy Oil Corp.	4,673	123,788
Northern Oil & Gas Inc.	3,083	97,114
Occidental Petroleum Corp.	23,173	1,131,769
Ovintiv Inc.	8,591	373,365
Par Pacific Holdings Inc.(a)	1,781	25,593
PBF Energy Inc., Class A	2,843	60,925
Peabody Energy Corp.	3,900	53,781
Permian Resources Corp., Class A, NVS	19,686	277,376
Range Resources Corp.	7,979	296,180
Riley Exploration Permian Inc.	322	10,162
Sable Offshore Corp.(a)(b)	1,467	41,619
SandRidge Energy Inc.	1,103	12,905
Sitio Royalties Corp., Class A	2,697	53,940
SM Energy Co.	3,764	123,120
Talos Energy Inc.(a)(b)	4,493	40,437
Texas Pacific Land Corp.	643	918,172
Uranium Energy Corp.(a)(b)	13,931	78,014
VAALCO Energy Inc.	3,680	14,720
Valero Energy Corp.	10,424	1,362,730
Viper Energy Inc., Class A, NVS	4,168	194,104
Vital Energy Inc.(a)	942	25,161
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Energy Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Vitesse Energy Inc.	831	$21,365
		46,143,022
Total Common Stocks — 98.4% (Cost: $70,438,423)		82,947,780
Preferred Stocks
Brazil — 1.1%
Petroleo Brasileiro SA, Preference Shares, NVS	147,569	900,555
Total Preferred Stocks — 1.1% (Cost: $501,840)		900,555
Total Long-Term Investments — 99.5% (Cost: $70,940,263)		83,848,335
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	762,224	762,606
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(e)(f)	50,000	50,000
Total Short-Term Securities — 1.0% (Cost: $812,606)		812,606
Total Investments — 100.5% (Cost: $71,752,869)		84,660,941
Liabilities in Excess of Other Assets — (0.5)%		(413,352)
Net Assets — 100.0%		$84,247,589

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$495,074	$267,609 (a)	$—	$204	$(281)	$762,606	762,224	$4,000 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	50,000 (a)	—	—	—	50,000	50,000	4,097	—
				$204	$(281)	$812,606		$8,097	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	4	03/21/25	$382	$2,899
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Energy Producers ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,899	$—	$—	$—	$2,899

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(67,727)	$—	$—	$—	$(67,727)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,837	$—	$—	$—	$1,837
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$391,140
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$55,239,245	$27,708,530	$5	$82,947,780
Preferred Stocks	900,555	—	—	900,555
Short-Term Securities
Money Market Funds	812,606	—	—	812,606
	$56,952,406	$27,708,530	$5	$84,660,941
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,899	$—	$—	$2,899

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Global Gold Miners ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.0%
De Grey Mining Ltd.(a)	11,860,128	$14,667,886
Emerald Resources NL(a)	3,598,448	8,732,654
Genesis Minerals Ltd.(a)	6,367,857	12,783,264
Gold Road Resources Ltd.	7,387,013	11,312,525
Regis Resources Ltd.(a)	1,693,925	3,419,021
West African Resources Ltd.(a)	8,027,972	8,793,168
Westgold Resources Ltd.	2,083,699	3,287,058
		62,995,576
Canada — 55.0%
Agnico Eagle Mines Ltd.	1,848,569	178,078,494
Alamos Gold Inc., Class A	1,778,887	40,649,735
B2Gold Corp.	6,315,262	16,893,080
Barrick Gold Corp.	6,330,698	112,283,194
Calibre Mining Corp.(a)(b)	5,221,891	10,286,773
Centerra Gold Inc.	1,445,931	8,285,307
Eldorado Gold Corp.(a)	1,013,077	13,941,844
Equinox Gold Corp.(a)	2,100,472	13,458,701
G Mining Ventures Corp.(a)	310,885	3,270,551
IAMGOLD Corp.(a)	2,893,446	15,939,702
Kinross Gold Corp.	4,426,892	47,428,254
Lundin Gold Inc.	579,564	15,967,804
New Gold Inc.(a)	4,493,242	12,205,593
OceanaGold Corp.	2,021,280	5,420,817
SSR Mining Inc.(a)	1,341,823	13,383,450
Torex Gold Resources Inc.(a)	515,754	11,261,565
Wesdome Gold Mines Ltd.(a)	1,041,561	10,460,606
Wheaton Precious Metals Corp.	727,753	50,247,276
		579,462,746
China — 4.4%
Zijin Mining Group Co. Ltd., Class A	3,716,635	7,931,454
Zijin Mining Group Co. Ltd., Class H	20,206,000	38,171,487
		46,102,941
Indonesia — 0.6%
Aneka Tambang Tbk	72,440,300	6,948,234
Peru — 1.1%
Cia. de Minas Buenaventura SAA, ADR	928,650	11,840,287
Russia — 0.0%
Polyus PJSC(a)(c)	62,547	7
South Africa — 11.6%
Anglogold Ashanti PLC, NVS	1,565,487	44,835,950
Security	Shares	Value
South Africa (continued)
DRDGOLD Ltd.	5,593,212	$6,042,241
Gold Fields Ltd.	2,629,561	46,431,697
Harmony Gold Mining Co. Ltd.	2,536,980	24,955,670
		122,265,558
Turkey — 0.6%
Koza Altin Isletmeleri AS(a)(b)	9,733,814	6,014,964
United Kingdom — 1.8%
Endeavour Mining PLC	637,664	12,458,776
Hochschild Mining PLC(a)	2,664,982	6,204,457
		18,663,233
United States — 18.7%
Coeur Mining Inc.(a)(b)	3,233,292	16,651,454
Newmont Corp.	4,201,454	179,990,289
		196,641,743
Total Long-Term Investments — 99.8% (Cost: $934,890,480)		1,050,935,289
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	16,387,407	16,395,600
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(e)	950,000	950,000
Total Short-Term Securities — 1.6% (Cost: $17,345,307)		17,345,600
Total Investments — 101.4% (Cost: $952,235,787)		1,068,280,889
Liabilities in Excess of Other Assets — (1.4)%		(15,251,780)
Net Assets — 100.0%		$1,053,029,109

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Gold Miners ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,640,134	$12,754,936 (a)	$—	$1,735	$(1,205)	$16,395,600	16,387,407	$16,715 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	170,000	780,000 (a)	—	—	—	950,000	950,000	10,446	—
				$1,735	$(1,205)	$17,345,600		$27,161	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	11	03/20/25	$2,328	$15,472
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$15,472	$—	$—	$—	$15,472

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$47,010	$—	$—	$—	$47,010
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(32,054)	$—	$—	$—	$(32,054)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,703,755
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Gold Miners ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$787,944,776	$262,990,506	$7	$1,050,935,289
Short-Term Securities
Money Market Funds	17,345,600	—	—	17,345,600
	$805,290,376	$262,990,506	$7	$1,068,280,889
Derivative Financial Instruments(a)
Assets
Equity Contracts	$15,472	$—	$—	$15,472

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 22.0%
BHP Group Ltd.	3,910,286	$94,754,586
BlueScope Steel Ltd.	339,471	5,128,717
Champion Iron Ltd.	299,059	1,009,043
Coronado Global Resources Inc.(a)	638,449	222,964
Deterra Royalties Ltd.	332,517	743,507
Fortescue Ltd.	1,304,868	13,390,182
IGO Ltd.	523,111	1,298,813
Iluka Resources Ltd.	329,654	852,424
Imdex Ltd.	404,092	760,296
IperionX Ltd.(b)	219,037	512,776
Leo Lithium Ltd.(c)	1,454,959	210,443
Liontown Resources Ltd.(b)(d)	1,215,623	487,333
Lynas Rare Earths Ltd.(b)	647,447	2,724,710
Metals Acquisition Ltd.(b)	50,836	530,493
Mineral Resources Ltd.(d)	136,197	1,930,597
Nickel Industries Ltd.	1,307,839	588,631
Perenti Ltd.	637,244	509,038
Pilbara Minerals Ltd.(b)	2,374,716	2,833,053
Rio Tinto Ltd.	286,040	20,159,758
Sandfire Resources Ltd.(b)	350,104	2,320,514
Sims Ltd.	127,608	1,155,715
South32 Ltd.	3,480,882	7,672,540
Stanmore Resources Ltd.	267,895	384,146
Vulcan Energy Resources Ltd.(b)	108,289	252,408
Vulcan Steel Ltd.(d)	52,877	240,185
WA1 Resources Ltd., NVS(b)(d)	31,088	251,285
		160,924,157
Austria — 0.3%
voestalpine AG	83,845	1,936,535
Belgium — 0.1%
Bekaert SA	27,190	979,277
Brazil — 3.8%
Cia. Brasileira de Aluminio(b)	189,972	167,461
Cia. Siderurgica Nacional SA	459,091	664,349
Sigma Lithium Corp.(b)(d)	46,626	527,340
Vale SA	2,798,016	26,209,198
		27,568,348
Canada — 5.7%
Algoma Steel Group Inc.	73,688	539,895
Altius Minerals Corp.	30,266	504,800
Capstone Copper Corp.(b)	437,630	2,416,910
ERO Copper Corp.(b)	75,296	888,927
First Quantum Minerals Ltd.(b)	546,376	6,778,952
Foran Mining Corp.(b)	187,741	525,558
Hudbay Minerals Inc.	305,114	2,165,903
Ivanhoe Mines Ltd., Class A(b)	572,261	5,430,892
Labrador Iron Ore Royalty Corp.	50,716	1,049,200
Lithium Americas Corp.(b)(d)	151,625	402,447
Lundin Mining Corp.	568,178	4,551,708
Major Drilling Group International Inc.(b)	63,447	360,487
NGEx Minerals Ltd.(b)	103,677	1,002,551
Taseko Mines Ltd.(b)	229,040	481,273
Teck Resources Ltd., Class B	365,090	14,691,923
		41,791,426
Chile — 0.0%
CAP SA(b)	46,694	259,030
China — 2.6%
Aluminum Corp. of China Ltd., Class A	610,865	604,297
Security	Shares	Value
China (continued)
Aluminum Corp. of China Ltd., Class H	3,040,000	$1,781,592
Baoshan Iron & Steel Co. Ltd., Class A	1,024,893	995,823
China Hongqiao Group Ltd.	2,190,500	3,522,052
China Metal Recycling Holdings Ltd.(b)(c)	132,000	—
China Nonferrous Mining Corp Ltd.	1,089,000	670,948
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	165,370	508,451
China Oriental Group Co. Ltd.	32,000	4,935
China Rare Earth Resources & Technology Co. Ltd., Class A	42,600	171,423
Citic Pacific Special Steel Group Co. Ltd., Class A	168,100	281,202
CMOC Group Ltd., Class A	816,700	750,532
CMOC Group Ltd., Class H	2,880,000	1,940,318
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	104,000	258,519
Huaibei Mining Holdings Co. Ltd., Class A	124,400	230,846
Hunan Valin Steel Co. Ltd., Class A	328,900	221,021
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(b)	2,130,221	530,111
JCHX Mining Management Co. Ltd., Class A	28,800	150,247
Jiangxi Copper Co. Ltd., Class A	85,025	243,508
Jiangxi Copper Co. Ltd., Class H	855,000	1,350,699
Jinchuan Group International Resources Co. Ltd.	2,408,000	161,734
Jinduicheng Molybdenum Co. Ltd., Class A	124,400	170,365
Maanshan Iron & Steel Co. Ltd., Class H(b)(d)	1,068,000	262,584
MMG Ltd.(b)	3,251,600	952,645
Nanjing Iron & Steel Co. Ltd., Class A	293,600	193,611
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	410,700	161,134
Shandong Nanshan Aluminum Co. Ltd., Class A	492,730	252,581
Shanjin International Gold Co. Ltd., Class A	125,040	280,235
Shougang Fushan Resources Group Ltd.	1,636,000	495,748
Tiangong International Co. Ltd.	1,050,000	241,858
Tianshan Aluminum Group Co. Ltd., Class A	206,760	240,227
Tongling Nonferrous Metals Group Co. Ltd., Class A	615,700	273,467
Wanguo International Mining Group Ltd.	168,000	282,987
Western Mining Co. Ltd., Class A	110,200	242,569
Western Superconducting Technologies Co. Ltd., Class A	30,036	183,480
Xiamen Tungsten Co. Ltd., Class A	83,599	221,171
Yunnan Aluminium Co. Ltd., Class A	165,300	368,051
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	248,300	185,010
		19,385,981
Egypt — 0.1%
Ezz Steel Co. SAE(b)	167,445	453,176
Finland — 0.1%
Outokumpu OYJ(d)	284,255	1,054,354
France — 1.6%
Aperam SA	33,991	1,033,677
ArcelorMittal SA	361,422	10,321,526
Eramet SA	6,679	363,584
		11,718,787
Germany — 0.8%
Aurubis AG(d)	24,540	2,132,214
Salzgitter AG(d)	19,223	390,817
thyssenkrupp AG	384,460	3,029,372
		5,552,403
India — 5.9%
APL Apollo Tubes Ltd.	139,673	2,304,933
Godawari Power and Ispat Ltd.	176,125	315,970
Gravita India Ltd.	22,749	417,722
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Hindalco Industries Ltd.	1,040,288	$7,596,747
Hindustan Copper Ltd.	220,348	514,620
Jai Balaji Industries Ltd.(b)	145,687	218,155
Jindal Saw Ltd.	178,220	504,623
Jindal Stainless Ltd.	252,710	1,698,059
Jindal Steel & Power Ltd.	314,012	3,096,954
JSW Steel Ltd.	471,084	5,149,284
Kirloskar Ferrous Industries Ltd.	50,970	265,948
Maharashtra Seamless Ltd.	31,475	221,705
Mishra Dhatu Nigam Ltd.(a)	34,611	96,798
MOIL Ltd.	49,088	163,761
National Aluminium Co. Ltd.	638,518	1,309,635
NMDC Ltd.	2,361,524	1,697,797
NMDC Steel Ltd., NVS(b)	597,956	244,359
Orissa Minerals Development Co. Ltd. (The)(b)	1,706	99,662
PTC Industries Ltd., NVS(b)	2,884	336,336
Ramkrishna Forgings Ltd.	63,996	475,846
Ratnamani Metals & Tubes Ltd.	22,128	623,144
Sandur Manganese & Iron Ores Ltd. (The)	30,318	135,096
Sarda Energy & Minerals Ltd., NVS	66,992	348,731
Shyam Metalics & Energy Ltd.	41,378	338,032
Surya Roshni Ltd., NVS	52,431	128,737
Tata Steel Ltd.	5,594,823	8,837,344
Tata Steel Ltd., GDR(e)	17,813	283,931
Usha Martin Ltd.	102,389	347,935
Vedanta Ltd.	1,057,483	4,809,740
Welspun Corp. Ltd.	69,632	589,929
		43,171,533
Indonesia — 0.5%
Amman Mineral Internasional PT(b)	5,030,712	1,990,395
Bumi Resources Minerals Tbk PT(b)	44,131,100	947,261
Merdeka Copper Gold Tbk PT(b)	7,648,886	648,379
Vale Indonesia Tbk PT(b)	1,528,100	268,431
		3,854,466
Japan — 5.6%
Daido Steel Co. Ltd.	100,400	818,330
Dowa Holdings Co. Ltd.	40,900	1,248,118
JFE Holdings Inc.	443,400	5,544,109
Kobe Steel Ltd.	290,900	3,440,587
Kyoei Steel Ltd.	15,600	204,457
Maruichi Steel Tube Ltd.	48,500	1,122,003
Mitsubishi Materials Corp.	97,000	1,545,522
Mitsui Mining & Smelting Co. Ltd.	40,900	1,169,110
Nippon Light Metal Holdings Co. Ltd.	40,940	424,909
Nippon Steel Corp.	745,305	16,544,780
Nittetsu Mining Co. Ltd.	8,600	335,608
Osaka Steel Co. Ltd.	9,700	182,024
Sanyo Special Steel Co. Ltd.	16,800	308,179
Sumitomo Metal Mining Co. Ltd.	190,500	4,169,890
Tokyo Steel Manufacturing Co. Ltd.	42,300	453,297
UACJ Corp.	28,538	992,298
Yamato Kogyo Co. Ltd.	30,100	1,578,888
Yodogawa Steel Works Ltd.	14,900	590,612
		40,672,721
Malaysia — 0.4%
Press Metal Aluminium Holdings Bhd	2,857,600	3,245,931
Mexico — 1.5%
Grupo Mexico SAB de CV, Series B, Class B	2,399,484	11,280,633
Netherlands — 0.1%
AMG Critical Materials NV(d)	24,540	422,413
Security	Shares	Value
Norway — 0.9%
Norsk Hydro ASA	1,082,439	$6,394,169
Peru — 0.8%
Southern Copper Corp.	67,567	6,008,733
Poland — 0.7%
Grupa Kety SA	7,523	1,499,358
Jastrzebska Spolka Weglowa SA, Class S(b)(d)	40,900	253,440
KGHM Polska Miedz SA	107,567	3,445,790
		5,198,588
Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	2,073,197	716,200
Russia — 0.0%
Alrosa PJSC(b)(c)	2,886,002	323
GMK Norilskiy Nickel PAO(b)(c)	47,600	—
Novolipetsk Steel PJSC(b)(c)	11,120	1
Severstal PAO(b)(c)	233,400	26
United Co. RUSAL International PJSC(b)(c)	3,450,000	386
		736
Saudi Arabia — 1.9%
Al Masane Al Kobra Mining Co.	26,637	443,208
East Pipes Integrated Co. for Industry, NVS	11,893	517,137
Saudi Arabian Mining Co.(b)	1,025,579	12,457,513
Saudi Steel Pipe Co.	16,394	288,602
		13,706,460
South Africa — 1.4%
African Rainbow Minerals Ltd.	85,493	620,355
Anglo American Platinum Ltd.	71,431	2,143,117
Impala Platinum Holdings Ltd.(b)	698,163	3,301,383
Kumba Iron Ore Ltd.	49,905	995,347
Northam Platinum Holdings Ltd.	278,120	1,450,574
Sibanye Stillwater Ltd.(b)	2,170,563	1,670,321
		10,181,097
South Korea — 1.9%
Hyundai Steel Co.	66,850	1,222,555
KG Dongbusteel(b)	3,096	13,021
Korea Zinc Co. Ltd.	3,191	1,617,647
Poongsan Corp.	13,088	493,682
POSCO Holdings Inc.	54,116	10,130,142
Posco M-Tech Co. Ltd.	3,945	35,273
Sam-A Aluminum Co. Ltd.	1,024	21,458
Seah Besteel Holdings Corp.(b)	10,634	143,621
SeAH Steel Holdings Corp.(b)	1,241	199,588
TCC Steel	13,089	264,228
		14,141,215
Spain — 0.2%
Acerinox SA	145,604	1,704,415
Sweden — 1.9%
Alleima AB, NVS	145,507	1,282,889
Boliden AB	211,044	7,402,417
Granges AB	81,916	1,043,021
SSAB AB, Class A	172,972	1,045,680
SSAB AB, Class B	485,896	2,926,168
		13,700,175
Switzerland — 0.0%
Lithium Argentina AG(b)(d)	90,274	196,553
Taiwan — 1.8%
Century Iron & Steel Industrial Co. Ltd.	139,000	784,918
China Steel Corp.	9,093,612	6,709,557
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Chung Hung Steel Corp.	664,000	$496,717
Evergreen Steel Corp.	145,000	418,448
Feng Hsin Steel Co. Ltd.	313,918	687,698
Gloria Material Technology Corp.	348,000	508,498
Hsin Kuang Steel Co. Ltd.	173,000	274,849
TA Chen Stainless Pipe	1,312,638	1,946,481
Tung Ho Steel Enterprise Corp.	367,700	822,954
Yieh Phui Enterprise Co. Ltd.	687,831	356,274
		13,006,394
Turkey — 0.4%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S(b)(d)	21,267	209,263
Eregli Demir ve Celik Fabrikalari TAS(d)	2,696,915	1,653,582
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(b)(d)	609,819	464,640
Kocaer Celik Sanayi Ve Ticaret A/S	428,500	118,856
Koza Anadolu Metal Madencilik Isletmeleri AS(b)	132,102	243,030
		2,689,371
United Kingdom — 16.7%
Anglo American PLC	979,134	28,859,092
Antofagasta PLC	303,887	6,697,826
Atalaya Mining PLC	82,618	378,994
Ferrexpo PLC(b)	230,446	217,153
Glencore PLC	7,991,041	32,116,622
Hill & Smith PLC	61,759	1,504,767
Rio Tinto PLC	868,892	52,500,946
		122,275,400
United States — 19.2%
Alcoa Corp.	157,807	5,247,083
Alcoa Corp., NVS(d)	41,553	1,384,418
Alpha Metallurgical Resources Inc.(b)	8,590	1,181,297
ATI Inc.(b)	109,913	6,392,540
Carpenter Technology Corp.	36,487	7,555,363
Century Aluminum Co.(b)	43,765	829,347
Cleveland-Cliffs Inc.(b)	380,727	4,127,081
Commercial Metals Co.	87,566	4,241,697
Compass Minerals International Inc.	26,176	273,277
Freeport-McMoRan Inc.	1,107,221	40,867,527
Ivanhoe Electric Inc.(b)(d)	61,393	381,251
Kaiser Aluminum Corp.	12,270	868,225
Materion Corp.	15,951	1,457,283
Metallus Inc.(b)	30,675	442,947
MP Materials Corp.(b)(d)	94,319	2,264,599
Nucor Corp.	180,934	24,872,997
Ramaco Resources Inc., Class A	22,932	205,012
Ramaco Resources Inc., Class B	356	3,153
Reliance Inc.	41,702	12,392,166
Ryerson Holding Corp.	20,859	525,230
Steel Dynamics Inc.	111,446	15,053,011
SunCoke Energy Inc.	64,622	586,122
U.S. Steel Corp.	173,420	6,974,952
Warrior Met Coal Inc.	40,082	1,929,548
Security	Shares	Value
United States (continued)
Worthington Steel Inc.	25,775	$687,419
		140,743,545
Total Common Stocks — 99.0% (Cost: $897,310,815)		724,934,222
Preferred Stocks
Brazil — 0.7%
Bradespar SA, Preference Shares, NVS	190,048	535,833
Cia. de Ferro Ligas da Bahia FERBASA, Preference Shares, NVS	121,643	154,129
Gerdau SA, Preference Shares, NVS	1,047,057	2,962,807
Metalurgica Gerdau SA, Preference Shares, NVS	500,269	779,167
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	357,700	346,907
		4,778,843
Russia — 0.0%
Mechel PJSC, Preference Shares, NVS(b)(c)	96,000	11
Total Preferred Stocks — 0.7% (Cost: $5,348,839)		4,778,854
Total Long-Term Investments — 99.7% (Cost: $902,659,654)		729,713,076
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	11,383,635	11,389,327
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(f)(g)	960,000	960,000
Total Short-Term Securities — 1.7% (Cost: $12,349,327)		12,349,327
Total Investments — 101.4% (Cost: $915,008,981)		742,062,403
Liabilities in Excess of Other Assets — (1.4)%		(10,172,933)
Net Assets — 100.0%		$731,889,470

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Metals & Mining Producers ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$26,051,082	$—	$(14,658,790)(a)	$5,748	$(8,713)	$11,389,327	11,383,635	$225,225 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,100,000	—	(140,000)(a)	—	—	960,000	960,000	35,001	—
				$5,748	$(8,713)	$12,349,327		$260,226	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	8	03/21/25	$763	$3,971
MSCI Emerging Markets Index	18	03/21/25	987	(13,613)
				$(9,642)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,971	$—	$—	$—	$3,971
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$13,613	$—	$—	$—	$13,613

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$594,315	$—	$—	$—	$594,315
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(109,102)	$—	$—	$—	$(109,102)
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Metals & Mining Producers ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,947,865
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$229,354,744	$495,368,299	$211,179	$724,934,222
Preferred Stocks	4,778,843	—	11	4,778,854
Short-Term Securities
Money Market Funds	12,349,327	—	—	12,349,327
	$246,482,914	$495,368,299	$211,190	$742,062,403
Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,971	$—	$—	$3,971
Liabilities
Equity Contracts	(13,613)	—	—	(13,613)
	$(9,642)	$—	$—	$(9,642)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
18

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Global Silver and Metals Miners ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 68.5%
Agnico Eagle Mines Ltd.	108,454	$10,447,717
Aya Gold & Silver Inc.(a)(b)	1,070,939	8,497,930
Calibre Mining Corp.(a)	1,023,724	2,016,667
Dundee Precious Metals Inc.	226,767	2,658,350
Eldorado Gold Corp.(a)	203,304	2,797,845
Endeavour Silver Corp.(a)(b)	2,341,132	8,592,646
First Majestic Silver Corp.	986,752	5,285,867
First Majestic Silver Corp.	973,940	5,230,058
Fortuna Mining Corp.(a)	2,232,847	9,645,961
Kinross Gold Corp.	607,071	6,503,957
Lundin Gold Inc.	108,578	2,991,477
MAG Silver Corp.(a)	636,870	9,548,098
New Gold Inc.(a)	917,364	2,491,958
Orla Mining Ltd.(a)	323,768	2,266,991
Pan American Silver Corp.	2,136,543	50,875,346
Seabridge Gold Inc.(a)	110,317	1,195,625
Silvercorp Metals Inc.	2,080,373	7,362,371
Skeena Resources Ltd.(a)(b)	116,010	1,144,263
SSR Mining Inc.(a)	290,619	2,898,657
Wheaton Precious Metals Corp.	153,421	10,592,862
		153,044,646
China — 1.2%
Zhaojin Mining Industry Co. Ltd., Class H	1,579,000	2,684,467
Mexico — 10.6%
Industrias Penoles SAB de CV(a)	1,546,754	23,663,365
Peru — 1.2%
Cia. de Minas Buenaventura SAA, ADR	198,714	2,533,604
South Africa — 1.6%
Harmony Gold Mining Co. Ltd.	368,946	3,629,234
Security	Shares	Value
United Kingdom — 0.5%
Hochschild Mining PLC(a)	484,986	$1,129,116
United States — 16.2%
Coeur Mining Inc.(a)	520,558	2,680,874
Hecla Mining Co.	4,682,299	24,020,194
Newmont Corp.	221,928	9,507,395
		36,208,463
Total Long-Term Investments — 99.8% (Cost: $200,790,256)		222,892,895
Short-Term Securities
Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	10,387,348	10,392,542
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	70,000	70,000
Total Short-Term Securities — 4.7% (Cost: $10,462,725)		10,462,542
Total Investments — 104.5% (Cost: $211,252,981)		233,355,437
Liabilities in Excess of Other Assets — (4.5)%		(10,013,625)
Net Assets — 100.0%		$223,341,812

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,912,338	$6,483,071 (a)	$—	$(1,772)	$(1,095)	$10,392,542	10,387,348	$48,198 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	280,000	—	(210,000)(a)	—	—	70,000	70,000	3,624	—
				$(1,772)	$(1,095)	$10,462,542		$51,822	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Silver and Metals Miners ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	3	03/20/25	$635	$2,204
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,204	$—	$—	$—	$2,204

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$33,535	$—	$—	$—	$33,535
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(13,247)	$—	$—	$—	$(13,247)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$647,414
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$215,450,078	$7,442,817	$—	$222,892,895
Short-Term Securities
Money Market Funds	10,462,542	—	—	10,462,542
	$225,912,620	$7,442,817	$—	$233,355,437
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Global Silver and Metals Miners ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,204	$—	$—	$2,204

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
February 28, 2025

	iShares MSCI Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF	iShares MSCI Global Metals & Mining Producers ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$97,558,303	$83,848,335	$1,050,935,289	$729,713,076
Investments, at value—affiliated(c)	2,144,994	812,606	17,345,600	12,349,327
Cash	196,639	41,803	4,479	90,615
Cash pledged for futures contracts	—	31,000	73,000	82,000
Foreign currency collateral pledged for futures contracts(d)	24,896	—	—	—
Foreign currency, at value(e)	152,839	131,760	974,429	1,048,905
Receivables:
Investments sold	3,681,045	397,394	17,253,566	6,508,184
Securities lending income—affiliated	576	508	7,390	21,106
Capital shares sold	362,596	—	—	—
Dividends—unaffiliated	120,536	481,921	1,221,768	934,867
Dividends—affiliated	278	367	1,563	3,118
Tax reclaims	15,833	14,577	—	122,850
Variation margin on futures contracts	621	7,354	18,181	—
Foreign withholding tax claims	—	2,833	—	14,638
Total assets	104,259,156	85,770,458	1,087,835,265	750,888,686
LIABILITIES
Collateral on securities loaned, at value	2,143,554	761,313	16,395,790	11,382,261
Payables:
Investments purchased	3,566,931	473,488	18,094,403	6,685,109
Capital shares redeemed	—	—	—	34,950
Deferred foreign capital gain tax	46,175	211,756	—	659,593
Investment advisory fees	28,107	25,581	315,963	227,580
IRS compliance fee for foreign withholding tax claims	—	50,731	—	—
Professional fees	—	—	—	7,469
Variation margin on futures contracts	—	—	—	2,254
Total liabilities	5,784,767	1,522,869	34,806,156	18,999,216
Commitments and contingent liabilities
NET ASSETS	$98,474,389	$84,247,589	$1,053,029,109	$731,889,470
NET ASSETS CONSIST OF
Paid-in capital	$146,506,362	$80,179,993	$1,054,104,370	$1,137,354,933
Accumulated earnings (loss)	(48,031,973)	4,067,596	(1,075,261)	(405,465,463)
NET ASSETS	$98,474,389	$84,247,589	$1,053,029,109	$731,889,470
NET ASSET VALUE
Shares outstanding	2,650,000	3,550,000	32,100,000	20,450,000
Net asset value	$37.16	$23.73	$32.80	$35.79
Shares authorized	500 million	500 million	500 million	500 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$121,923,814	$70,940,263	$934,890,480	$902,659,654
(b) Securities loaned, at value	$2,083,210	$736,752	$15,942,515	$10,732,609
(c) Investments, at cost—affiliated	$2,144,956	$812,606	$17,345,307	$12,349,327
(d) Foreign currency collateral pledged, at cost	$24,931	$—	$—	$—
(e) Foreign currency, at cost	$153,355	$133,004	$988,199	$1,050,745
See notes to financial statements.
Statements of Assets and Liabilities
22

Statements of Assets and Liabilities (unaudited)(continued)
February 28, 2025

iShares MSCI Global Silver and Metals Miners ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$222,892,895
Investments, at value—affiliated(c)	10,462,542
Cash	2,540
Foreign currency collateral pledged for futures contracts(d)	11,059
Foreign currency, at value(e)	178,923
Receivables:
Investments sold	18,258,095
Securities lending income—affiliated	12,074
Dividends—unaffiliated	65,892
Dividends—affiliated	157
Tax reclaims	8,637
Variation margin on futures contracts	4,430
Total assets	251,897,244
LIABILITIES
Collateral on securities loaned, at value	10,402,009
Payables:
Investments purchased	18,081,629
Investment advisory fees	71,794
Total liabilities	28,555,432
Commitments and contingent liabilities
NET ASSETS	$223,341,812
NET ASSETS CONSIST OF
Paid-in capital	$277,018,165
Accumulated loss	(53,676,353)
NET ASSETS	$223,341,812
NET ASSET VALUE
Shares outstanding	17,100,000
Net asset value	$13.06
Shares authorized	500 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$200,790,256
(b) Securities loaned, at value	$9,671,663
(c) Investments, at cost—affiliated	$10,462,725
(d) Foreign currency collateral pledged, at cost	$11,356
(e) Foreign currency, at cost	$182,483
See notes to financial statements.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2025

	iShares MSCI Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF	iShares MSCI Global Metals & Mining Producers ETF
INVESTMENT INCOME
Dividends—unaffiliated	$1,312,152	$1,873,112	$5,203,661	$10,039,142
Dividends—affiliated	3,218	4,097	10,446	35,001
Interest—unaffiliated	598	689	1,600	3,942
Securities lending income—affiliated—net	2,652	4,000	16,715	225,225
Other income—unaffiliated	—	—	—	232
Foreign taxes withheld	(47,101)	(83,460)	(556,275)	(436,776)
Foreign withholding tax claims	—	2,833	—	25,881
IRS compliance fee for foreign withholding tax claims	—	(1,564)	—	—
Total investment income	1,271,519	1,799,707	4,676,147	9,892,647
EXPENSES
Investment advisory	189,995	176,464	1,526,696	1,657,475
Commitment costs	373	275	—	4,837
Professional	—	—	—	9,850
Interest expense	—	178	620	—
Total expenses	190,368	176,917	1,527,316	1,672,162
Net investment income	1,081,151	1,622,790	3,148,831	8,220,485
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(1,270,866)	(2,076,912)	(10,538,725)	(32,211,900)
Investments—affiliated	(181)	204	1,735	5,748
Foreign currency transactions	(11,637)	(5,248)	(74,900)	70,030
Futures contracts	(424)	(67,727)	47,010	594,315
In-kind redemptions—unaffiliated(b)	(3,331,651)	3,209,422	8,243,351	(11,102,166)
	(4,614,759)	1,059,739	(2,321,529)	(42,643,973)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	5,591,157	(8,455,590)	28,790,002	(28,346,032)
Investments—affiliated	(21)	(281)	(1,205)	(8,713)
Foreign currency translations	(5,015)	17	54,316	(48,767)
Futures contracts	7,730	1,837	(32,054)	(109,102)
	5,593,851	(8,454,017)	28,811,059	(28,512,614)
Net realized and unrealized gain (loss)	979,092	(7,394,278)	26,489,530	(71,156,587)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,060,243	$(5,771,488)	$29,638,361	$(62,936,102)
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(37,936)	$(8,838)	$—	$(326,226)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$190,148	$26,650	$—	$1,464,559
See notes to financial statements.
Statements of Operations
24

Statements of Operations (unaudited)(continued)
Six Months Ended February 28, 2025

iShares MSCI Global Silver and Metals Miners ETF
INVESTMENT INCOME
Dividends—unaffiliated	$898,111
Dividends—affiliated	3,624
Interest—unaffiliated	115
Securities lending income—affiliated—net	48,198
Foreign taxes withheld	(94,527)
Total investment income	855,521
EXPENSES
Investment advisory	459,753
Interest expense	802
Total expenses	460,555
Net investment income	394,966
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(6,290,435)
Investments—affiliated	(1,772)
Foreign currency transactions	(6,391)
Futures contracts	33,535
In-kind redemptions—unaffiliated(a)	9,183,014
2,917,951
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	10,456,926
Investments—affiliated	(1,095)
Foreign currency translations	18,097
Futures contracts	(13,247)
10,460,681
Net realized and unrealized gain	13,378,632
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,773,598
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Agriculture Producers ETF		iShares MSCI Global Energy Producers ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,081,151	$2,644,968	$1,622,790	$3,922,535
Net realized gain (loss)	(4,614,759)	(20,325,482)	1,059,739	11,347,883
Net change in unrealized appreciation (depreciation)	5,593,851	4,921,166	(8,454,017)	(8,916,223)
Net increase (decrease) in net assets resulting from operations	2,060,243	(12,759,348)	(5,771,488)	6,354,195
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,362,041)(b)	(3,575,318)	(2,135,535)(b)	(4,418,592)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(9,498,779)	(88,547,923)	(9,818,319)	(17,803,865)
NET ASSETS
Total decrease in net assets	(8,800,577)	(104,882,589)	(17,725,342)	(15,868,262)
Beginning of period	107,274,966	212,157,555	101,972,931	117,841,193
End of period	$98,474,389	$107,274,966	$84,247,589	$101,972,931

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
26

Statements of Changes in Net Assets(continued)

	iShares MSCI Global Gold Miners ETF		iShares MSCI Global Metals & Mining Producers ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,148,831	$7,918,655	$8,220,485	$35,906,522
Net realized gain (loss)	(2,321,529)	937,976	(42,643,973)	4,016,106
Net change in unrealized appreciation (depreciation)	28,811,059	170,270,384	(28,512,614)	(38,984,573)
Net increase (decrease) in net assets resulting from operations	29,638,361	179,127,015	(62,936,102)	938,055
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,746,744)(b)	(8,152,067)	(14,005,963)(b)	(45,696,582)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	478,931,141	(6,987,051)	(157,618,888)	(452,237,783)
NET ASSETS
Total increase (decrease) in net assets	502,822,758	163,987,897	(234,560,953)	(496,996,310)
Beginning of period	550,206,351	386,218,454	966,450,423	1,463,446,733
End of period	$1,053,029,109	$550,206,351	$731,889,470	$966,450,423

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI Global Silver and Metals Miners ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$394,966	$1,521,264
Net realized gain (loss)	2,917,951	(14,972,733)
Net change in unrealized appreciation (depreciation)	10,460,681	62,068,092
Net increase in net assets resulting from operations	13,773,598	48,616,623
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,466,118)(b)	(1,586,649)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(18,290,155)	15,255,408
NET ASSETS
Total increase (decrease) in net assets	(5,982,675)	62,285,382
Beginning of period	229,324,487	167,039,105
End of period	$223,341,812	$229,324,487

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
28

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Agriculture Producers ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$36.99	$40.03	$43.28	$39.82	$28.60	$26.88
Net investment income(a)	0.41	0.68	0.87	0.86	0.60	0.49
Net realized and unrealized gain (loss)(b)	0.32	(2.80)	(3.31)	3.25	11.11	1.73
Net increase (decrease) from investment operations	0.73	(2.12)	(2.44)	4.11	11.71	2.22
Distributions from net investment income(c)	(0.56)(d)	(0.92)	(0.81)	(0.65)	(0.49)	(0.50)
Net asset value, end of period	$37.16	$36.99	$40.03	$43.28	$39.82	$28.60
Total Return(e)
Based on net asset value	1.95%(f)	(5.23)%	(5.70)%	10.43%	41.16%	8.41%
Ratios to Average Net Assets(g)
Total expenses	0.39%(h)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	2.22%(h)	1.82%	2.09%	2.00%	1.60%	1.84%
Supplemental Data
Net assets, end of period (000)	$98,474	$107,275	$212,158	$292,172	$85,612	$27,175
Portfolio turnover rate(i)	8%	7%	12%	10%	6%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Global Energy Producers ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$25.82	$25.07	$23.53	$15.86	$12.04	$17.97
Net investment income(a)	0.44 (b)	0.92 (b)	1.07 (b)	1.01	0.58	0.68
Net realized and unrealized gain (loss)(c)	(1.94)	0.84	1.65	7.51	3.76	(5.61)
Net increase (decrease) from investment operations	(1.50)	1.76	2.72	8.52	4.34	(4.93)
Distributions from net investment income(d)	(0.59)(e)	(1.01)	(1.18)	(0.85)	(0.52)	(1.00)
Net asset value, end of period	$23.73	$25.82	$25.07	$23.53	$15.86	$12.04
Total Return(f)
Based on net asset value	(5.72)%(b)(g)	7.23%(b)	11.94%(b)	54.58%	36.41%	(28.92)%
Ratios to Average Net Assets(h)
Total expenses	0.39%(i)	0.40%	0.39%	0.39%	0.39%	0.39%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.39%	0.39%	N/A	N/A	N/A
Net investment income	3.59%(b)(i)	3.62%(b)	4.47%(b)	4.85%	4.01%	4.62%
Supplemental Data
Net assets, end of period (000)	$84,248	$101,973	$117,841	$122,360	$80,086	$49,985
Portfolio turnover rate(j)	3%	8%	8%	12%	8%	12%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 28,2025 and for the year ended August 31, 2024 and August 31, 2023 respectively:
• Net investment income per share by $0.00, $0.02 and $0.01, respectively.
• Total return by 0.00%, 0.10% and 0.03%, respectively.
• Ratio of net investment income to average net assets by 0.01%, 0.08% and 0.02%, respectively.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
30

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Global Gold Miners ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$32.27	$22.65	$18.35	$26.96	$35.13	$24.01
Net investment income(a)	0.13	0.45	0.45	0.56	0.49	0.17
Net realized and unrealized gain (loss)(b)	0.62	9.64	4.34	(8.61)	(8.20)	11.11
Net increase (decrease) from investment operations	0.75	10.09	4.79	(8.05)	(7.71)	11.28
Distributions from net investment income(c)	(0.22)(d)	(0.47)	(0.49)	(0.56)	(0.46)	(0.16)
Net asset value, end of period	$32.80	$32.27	$22.65	$18.35	$26.96	$35.13
Total Return(e)
Based on net asset value	2.39%(f)	45.12%	26.12%	(30.42)%	(22.12)%	47.22%
Ratios to Average Net Assets(g)
Total expenses	0.39%(h)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	0.80%(h)	1.79%	2.00%	2.16%	1.63%	0.66%
Supplemental Data
Net assets, end of period (000)	$1,053,029	$550,206	$386,218	$362,365	$558,142	$572,625
Portfolio turnover rate(i)	10%	18%	16%	25%	12%	21%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Global Metals & Mining Producers ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$39.29	$40.26	$36.62	$45.61	$27.79	$25.60
Net investment income(a)	0.37	1.23 (b)	1.83	2.67	2.13	1.04
Net realized and unrealized gain (loss)(c)	(3.24)	(0.67)	3.66	(8.08)	16.86	2.26
Net increase (decrease) from investment operations	(2.87)	0.56	5.49	(5.41)	18.99	3.30
Distributions from net investment income(d)	(0.63)(e)	(1.53)	(1.85)	(3.58)	(1.17)	(1.11)
Net asset value, end of period	$35.79	$39.29	$40.26	$36.62	$45.61	$27.79
Total Return(f)
Based on net asset value	(7.33)%(g)	1.20%(b)	14.96%	(12.69)%	68.77%	13.00%
Ratios to Average Net Assets(h)
Total expenses	0.39%(i)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.93%(i)	3.00%(b)	4.50%	6.23%	5.11%	4.03%
Supplemental Data
Net assets, end of period (000)	$731,889	$966,450	$1,463,447	$1,222,991	$1,106,060	$297,394
Portfolio turnover rate(j)	4%	11%	13%	19%	17%	11%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2024:
• Net investment income per share by $0.00.
• Total return by 0.01%.
• Ratio of net investment income to average net assets by 0.00%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
32

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Global Silver and Metals Miners ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$12.40	$9.71	$8.61	$13.92	$17.29	$10.84
Net investment income(a)	0.02	0.09	0.09	0.12	0.10	0.04
Net realized and unrealized gain (loss)(b)	0.72	2.69	1.06	(5.31)	(2.93)	6.62
Net increase (decrease) from investment operations	0.74	2.78	1.15	(5.19)	(2.83)	6.66
Distributions from net investment income(c)	(0.08)(d)	(0.09)	(0.05)	(0.12)	(0.54)	(0.21)
Net asset value, end of period	$13.06	$12.40	$9.71	$8.61	$13.92	$17.29
Total Return(e)
Based on net asset value	6.01%(f)	28.67%	13.41%	(37.54)%	(16.69)%	62.71%
Ratios to Average Net Assets(g)
Total expenses	0.39%(h)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	0.34%(h)	0.82%	0.89%	0.94%	0.63%	0.35%
Supplemental Data
Net assets, end of period (000)	$223,342	$229,324	$167,039	$155,795	$267,328	$250,656
Portfolio turnover rate(i)	18%	25%	26%	38%	31%	66%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Agriculture Producers	Non-diversified
MSCI Global Energy Producers	Non-diversified
MSCI Global Gold Miners	Non-diversified
MSCI Global Metals & Mining Producers	Non-diversified
MSCI Global Silver and Metals Miners	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
34

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Agriculture Producers
BNP Paribas SA	$22,749	$(22,749)	$—	$—
BofA Securities, Inc.	1,407,675	(1,407,675)	—	—
Citigroup Global Markets, Inc.	894	(850)	—	44(b)
Goldman Sachs & Co. LLC	33,030	(33,030)	—	—
Morgan Stanley	611,806	(611,806)	—	—
State Street Bank & Trust Co.	7,056	(7,056)	—	—
	$2,083,210	$(2,083,166)	$—	$44
Notes to Financial Statements
36

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Global Energy Producers
Barclays Bank PLC	$51,605	$(51,605)	$—	$—
Barclays Capital, Inc.	91,476	(91,476)	—	—
BNP Paribas Prime Brokerage International Ltd.	86,225	(86,225)	—	—
BofA Securities, Inc.	29,403	(29,403)	—	—
Goldman Sachs & Co. LLC	18,532	(18,532)	—	—
J.P. Morgan Securities LLC	143,813	(143,813)	—	—
Jefferies LLC	36,292	(36,292)	—	—
Morgan Stanley	46,258	(46,258)	—	—
Scotia Capital (USA), Inc.	58,136	(58,136)	—	—
State Street Bank & Trust Co.	36,292	(36,292)	—	—
Wells Fargo Bank, National Association	138,720	(138,720)	—	—
	$736,752	$(736,752)	$—	$—
MSCI Global Gold Miners
BofA Securities, Inc.	$5,549	$(5,549)	$—	$—
Goldman Sachs & Co. LLC	4,047,849	(4,047,849)	—	—
Morgan Stanley	11,889,117	(11,889,117)	—	—
	$15,942,515	$(15,942,515)	$—	$—
MSCI Global Metals & Mining Producers
Barclays Capital, Inc.	$637,138	$(637,138)	$—	$—
BNP Paribas SA	2,208,653	(2,208,653)	—	—
BofA Securities, Inc.	672,665	(672,665)	—	—
Citigroup Global Markets, Inc.	140,590	(140,590)	—	—
J.P. Morgan Securities LLC	502,471	(501,867)	—	604(b)
Morgan Stanley	1,692,625	(1,692,625)	—	—
Scotia Capital (USA), Inc.	223,962	(223,962)	—	—
State Street Bank & Trust Co.	114,739	(114,739)	—	—
UBS AG	4,539,766	(4,539,766)	—	—
	$10,732,609	$(10,732,005)	$—	$604
MSCI Global Silver and Metals Miners
BofA Securities, Inc.	$1,909,909	$(1,909,909)	$—	$—
J.P. Morgan Securities LLC	4,257,680	(4,257,680)	—	—
Morgan Stanley	3,194,578	(3,194,578)	—	—
National Financial Services LLC	107,512	(107,512)	—	—
State Street Bank & Trust Co.	201,984	(201,984)	—	—
	$9,671,663	$(9,671,663)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of February 28, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For each of the iShares MSCI Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2028 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
For six months ended February 28, 2025, there were no fees waived by BFA pursuant to these arrangements.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
38

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Agriculture Producers	$704
MSCI Global Energy Producers	1,000
MSCI Global Gold Miners	4,494
MSCI Global Metals & Mining Producers	52,615
MSCI Global Silver and Metals Miners	12,424
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Agriculture Producers	$2,925,167	$3,813,733	$(78,974)
MSCI Global Energy Producers	123,024	409,996	(9,545)
MSCI Global Gold Miners	10,220,157	3,391,125	(783,872)
MSCI Global Metals & Mining Producers	—	2,432,295	(344,063)
MSCI Global Silver and Metals Miners	3,137,136	4,035,694	(463,664)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Agriculture Producers	$8,269,771	$10,493,693
MSCI Global Energy Producers	2,715,323	4,451,153
MSCI Global Gold Miners	100,804,232	78,475,954
MSCI Global Metals & Mining Producers	31,511,025	62,975,024
MSCI Global Silver and Metals Miners	42,936,726	44,126,029
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Agriculture Producers	$6,248,299	$14,373,443
MSCI Global Energy Producers	—	8,482,237
MSCI Global Gold Miners	479,151,533	25,247,469
MSCI Global Metals & Mining Producers	—	127,241,730
MSCI Global Silver and Metals Miners	10,937,964	29,193,475
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI Agriculture Producers	$(17,551,604)
MSCI Global Energy Producers	(9,040,731)
MSCI Global Gold Miners	(107,148,865)
MSCI Global Metals & Mining Producers	(165,971,568)
MSCI Global Silver and Metals Miners	(76,248,951)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Agriculture Producers	$125,663,803	$6,153,643	$(32,104,398)	$(25,950,755)
MSCI Global Energy Producers	72,906,989	16,657,959	(4,901,108)	11,756,851
MSCI Global Gold Miners	959,320,636	163,871,339	(54,895,614)	108,975,725
MSCI Global Metals & Mining Producers	936,612,707	72,339,686	(266,899,632)	(194,559,946)
MSCI Global Silver and Metals Miners	214,125,212	27,404,105	(8,171,676)	19,232,429
9. LINE OF CREDIT
The iShares MSCI Agriculture Producers, iShares MSCI Global Energy Producers and iShares MSCI Global Metals & Mining Producers ETFs, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2025, the iShares MSCI Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs did not borrow under the Syndicated Credit Agreement.
For the six months ended February 28, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI Global Energy Producers	$500,000	$5,525	6.41%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Notes to Financial Statements
40

Notes to Financial Statements (unaudited) (continued)
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI Agriculture Producers
Shares sold	200,000	$7,358,094	—	$—
Shares redeemed	(450,000)	(16,856,873)	(2,400,000)	(88,547,923)
	(250,000)	$(9,498,779)	(2,400,000)	$(88,547,923)
MSCI Global Energy Producers
Shares sold	—	$829	400,000	$10,638,628
Shares redeemed	(400,000)	(9,819,148)	(1,150,000)	(28,442,493)
	(400,000)	$(9,818,319)	(750,000)	$(17,803,865)
MSCI Global Gold Miners
Shares sold	15,850,000	$504,453,883	1,900,000	$51,706,604
Shares redeemed	(800,000)	(25,522,742)	(1,900,000)	(58,693,655)
	15,050,000	$478,931,141	—	$(6,987,051)
MSCI Global Metals & Mining Producers
Shares sold	—	$72,471	4,850,000	$215,694,745
Shares redeemed	(4,150,000)	(157,691,359)	(16,600,000)	(667,932,528)
	(4,150,000)	$(157,618,888)	(11,750,000)	$(452,237,783)
MSCI Global Silver and Metals Miners
Shares sold	800,000	$10,960,149	2,100,000	$24,421,903
Shares redeemed	(2,200,000)	(29,250,304)	(800,000)	(9,166,495)
	(1,400,000)	$(18,290,155)	1,300,000	$15,255,408
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
iShares MSCI Global Energy Producers ETF and iShares MSCI Global Metals & Mining Producers ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate
Notes to Financial Statements
42

Notes to Financial Statements (unaudited) (continued)
expenses of the Funds. Based upon the Funds' evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries' tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of February 28, 2025, are $2,833 or $0.00 per share and $14,638 or $0.00 per share, respectively.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of February 28, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The iShares MSCI Global Energy Producers ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years' U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
44

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
S&P	Standard & Poor's
45
2025 iShares Semi-Annual Financial Statements and Additional Information

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THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI World ETF | URTH | NYSE Arca

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.6%
ANZ Group Holdings Ltd.	183,364	$3,408,482
APA Group	72,152	331,013
Aristocrat Leisure Ltd.	35,146	1,579,877
ASX Ltd.	11,301	472,867
BHP Group Ltd.	313,514	7,597,114
BlueScope Steel Ltd.	29,851	450,988
Brambles Ltd.	84,354	1,100,478
CAR Group Ltd.	21,553	501,325
Cochlear Ltd.	4,320	697,498
Coles Group Ltd.	77,836	967,305
Commonwealth Bank of Australia	102,570	10,050,443
Computershare Ltd.	32,015	821,243
CSL Ltd.	29,873	4,869,074
Fortescue Ltd.	106,517	1,093,047
Goodman Group	118,249	2,314,880
GPT Group (The)	111,206	319,694
Insurance Australia Group Ltd.	150,147	741,386
James Hardie Industries PLC(a)	26,208	830,999
Lottery Corp. Ltd. (The)	131,380	388,917
Macquarie Group Ltd.	22,826	3,241,150
Medibank Pvt Ltd.	163,786	444,197
National Australia Bank Ltd.	190,325	4,197,572
Northern Star Resources Ltd.	66,411	717,423
Origin Energy Ltd.	103,829	707,417
Pro Medicus Ltd.(b)	3,511	559,721
Qantas Airways Ltd.(a)	56,101	333,407
QBE Insurance Group Ltd.	87,386	1,173,258
REA Group Ltd.	3,073	459,304
Reece Ltd.	17,560	189,765
Rio Tinto Ltd.	23,111	1,628,836
Santos Ltd.	207,866	848,988
Scentre Group	296,991	624,064
SGH Ltd.	12,136	391,888
Sonic Healthcare Ltd.	26,715	457,622
South32 Ltd.	273,793	603,493
Stockland	147,822	469,220
Suncorp Group Ltd.	64,045	804,681
Telstra Group Ltd.	244,103	630,423
Transurban Group	189,622	1,555,690
Treasury Wine Estates Ltd.	49,068	333,937
Vicinity Ltd.	231,603	314,935
Washington H Soul Pattinson & Co. Ltd.	12,971	275,839
Wesfarmers Ltd.	69,515	3,223,896
Westpac Banking Corp.	212,850	4,228,894
WiseTech Global Ltd.	11,482	647,054
Woodside Energy Group Ltd.	115,293	1,805,367
Woolworths Group Ltd.	73,461	1,374,063
Xero Ltd.(a)	9,075	973,383
		71,752,117
Austria — 0.1%
Erste Group Bank AG	20,078	1,348,643
OMV AG	8,641	382,013
Verbund AG	3,994	301,623
		2,032,279
Belgium — 0.2%
Ageas SA	10,144	555,390
Anheuser-Busch InBev SA	54,803	3,279,780
Argenx SE(a)	3,772	2,357,440
D'ieteren Group	1,364	226,502
Groupe Bruxelles Lambert NV	6,614	472,270
Security	Shares	Value
Belgium (continued)
KBC Group NV	14,695	$1,274,543
Lotus Bakeries NV	19	172,156
Sofina SA	856	211,218
Syensqo SA	4,346	318,552
UCB SA	7,348	1,388,473
		10,256,324
Canada — 3.0%
Agnico Eagle Mines Ltd.	31,020	2,988,255
Air Canada(a)	10,955	126,833
Alimentation Couche-Tard Inc.	47,352	2,354,263
AltaGas Ltd.	16,816	412,046
ARC Resources Ltd.	40,775	753,073
Bank of Montreal	44,907	4,617,498
Bank of Nova Scotia (The)	75,623	3,754,100
Barrick Gold Corp.	108,817	1,930,012
BCE Inc.	4,540	104,874
Brookfield Asset Management Ltd., Class A	20,475	1,156,960
Brookfield Corp., Class A	84,394	4,883,681
Brookfield Renewable Corp.	8,456	235,663
CAE Inc.(a)	18,918	459,106
Cameco Corp.	28,208	1,241,990
Canadian Imperial Bank of Commerce	57,248	3,469,108
Canadian National Railway Co.	33,488	3,395,210
Canadian Natural Resources Ltd.	131,081	3,701,164
Canadian Pacific Kansas City Ltd.	56,145	4,373,237
Canadian Tire Corp. Ltd., Class A, NVS	3,414	336,810
Canadian Utilities Ltd., Class A, NVS	7,822	188,366
CCL Industries Inc., Class B, NVS	9,012	462,389
Celestica Inc., NVS(a)	6,800	726,132
Cenovus Energy Inc.	84,026	1,162,164
CGI Inc.	12,752	1,321,871
Constellation Software Inc./Canada	1,264	4,357,028
Descartes Systems Group Inc. (The)(a)	5,730	638,687
Dollarama Inc.	16,899	1,761,794
Element Fleet Management Corp.	27,464	549,375
Emera Inc.	18,009	720,236
Empire Co. Ltd., NVS	10,093	314,144
Enbridge Inc.	133,781	5,715,572
Fairfax Financial Holdings Ltd.	1,346	1,935,179
First Quantum Minerals Ltd.(a)	45,448	563,879
FirstService Corp.	2,362	416,417
Fortis Inc./Canada	30,374	1,331,900
Franco-Nevada Corp.	11,759	1,678,487
George Weston Ltd.	3,436	549,617
GFL Environmental Inc.	12,798	577,911
Gildan Activewear Inc.	8,866	478,920
Great-West Lifeco Inc.	17,756	659,552
Hydro One Ltd.(c)	19,751	632,633
iA Financial Corp. Inc.	6,348	595,464
IGM Financial Inc.	5,203	163,957
Imperial Oil Ltd.	11,881	805,535
Intact Financial Corp.	10,897	2,147,012
Ivanhoe Mines Ltd., Class A(a)(b)	46,043	436,959
Keyera Corp.	13,296	389,942
Kinross Gold Corp.	75,387	807,671
Loblaw Companies Ltd.	10,130	1,326,370
Lundin Mining Corp.	40,052	320,859
Magna International Inc.	16,805	612,031
Manulife Financial Corp.	111,477	3,472,026
Metro Inc./CN	14,318	947,309
National Bank of Canada	24,330	2,024,935
Nutrien Ltd.	30,592	1,603,239
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Onex Corp.	4,531	$334,701
Open Text Corp.	15,829	408,759
Pan American Silver Corp.	21,827	519,744
Parkland Corp.	7,038	173,281
Pembina Pipeline Corp.	35,429	1,377,243
Power Corp. of Canada	35,804	1,215,121
Quebecor Inc., Class B	10,237	233,857
RB Global Inc.	10,890	1,113,877
Restaurant Brands International Inc.	18,215	1,188,271
Rogers Communications Inc., Class B, NVS	20,732	575,781
Royal Bank of Canada	87,097	10,293,309
Saputo Inc.	14,890	262,344
Shopify Inc., Class A(a)	74,585	8,353,726
Stantec Inc.	6,620	564,010
Sun Life Financial Inc.	34,288	1,906,903
Suncor Energy Inc.	77,648	2,971,207
TC Energy Corp.	63,297	2,832,888
Teck Resources Ltd., Class B	27,644	1,112,448
TELUS Corp.	25,754	398,571
TFI International Inc.	4,871	441,732
Thomson Reuters Corp.	10,087	1,803,215
TMX Group Ltd.	16,182	575,024
Toromont Industries Ltd.	4,840	406,369
Toronto-Dominion Bank (The)	109,471	6,555,775
Tourmaline Oil Corp.	20,654	952,932
West Fraser Timber Co. Ltd.	3,609	286,774
Wheaton Precious Metals Corp.	28,436	1,963,347
WSP Global Inc.	7,677	1,369,257
		132,879,911
Denmark — 0.7%
AP Moller - Maersk A/S, Class A	218	378,404
AP Moller - Maersk A/S, Class B, NVS	293	515,480
Carlsberg A/S, Class B	5,825	729,585
Coloplast A/S, Class B	8,134	866,233
Danske Bank A/S	39,413	1,325,586
Demant A/S(a)	6,431	231,503
DSV A/S	12,575	2,527,468
Genmab A/S(a)	4,145	934,157
Novo Nordisk A/S, Class B	199,224	18,072,924
Novonesis (Novozymes) B, Class B	22,057	1,335,135
Orsted A/S(a)(b)(c)	11,087	486,150
Pandora A/S	5,781	1,020,921
Rockwool A/S, Class B	512	202,364
Tryg A/S	21,160	462,669
Vestas Wind Systems A/S(a)	63,373	892,526
Zealand Pharma A/S(a)	3,595	333,549
		30,314,654
Finland — 0.2%
Elisa OYJ	8,312	382,320
Fortum OYJ	26,223	411,023
Kesko OYJ, Class B	15,753	298,622
Kone OYJ, Class B	21,580	1,218,086
Metso OYJ	39,575	439,118
Neste OYJ	24,712	221,459
Nokia OYJ	351,915	1,690,730
Nordea Bank Abp	190,893	2,512,622
Orion OYJ, Class B	6,282	353,556
Sampo OYJ, Class A	154,435	1,356,043
Stora Enso OYJ, Class R	34,297	368,617
UPM-Kymmene OYJ	34,143	992,030
Security	Shares	Value
Finland (continued)
Wartsila OYJ Abp	28,697	$546,113
		10,790,339
France — 2.8%
Accor SA	10,139	507,797
Aeroports de Paris SA	1,672	171,366
Air Liquide SA	35,595	6,531,701
Airbus SE	36,872	6,389,299
Alstom SA(a)	22,466	493,174
Amundi SA(c)	3,636	261,222
ArcelorMittal SA	31,223	891,670
Arkema SA	3,533	290,833
AXA SA	110,936	4,337,416
BioMerieux	2,416	288,903
BNP Paribas SA	62,251	4,717,522
Bollore SE	53,225	322,398
Bouygues SA	13,507	462,561
Bureau Veritas SA	17,316	520,752
Capgemini SE	9,970	1,548,197
Carrefour SA	36,729	487,755
Cie de Saint-Gobain SA	27,935	2,795,531
Cie Generale des Etablissements Michelin SCA	42,335	1,504,649
Covivio SA/France	3,129	170,483
Credit Agricole SA	72,623	1,210,824
Danone SA	39,747	2,836,615
Dassault Aviation SA	1,418	363,247
Dassault Systemes SE	41,663	1,652,128
Edenred SE	14,604	464,840
Eiffage SA	4,838	485,974
Engie SA	113,541	2,031,166
EssilorLuxottica SA	18,419	5,515,156
Eurazeo SE	2,360	186,927
Eurofins Scientific SE	8,005	402,173
Euronext NV(c)	5,129	647,974
Gecina SA	2,677	250,937
Getlink SE	26,101	432,908
Hermes International SCA	1,959	5,591,829
Ipsen SA	2,171	251,797
Kering SA	4,684	1,312,394
Klepierre SA	12,628	401,204
La Francaise des Jeux SAEM(c)	5,746	219,520
Legrand SA	15,522	1,711,318
L'Oreal SA	14,680	5,397,327
LVMH Moet Hennessy Louis Vuitton SE	16,939	12,239,430
Orange SA	116,201	1,392,458
Pernod Ricard SA	12,656	1,357,970
Publicis Groupe SA	13,313	1,322,097
Renault SA	11,483	596,697
Rexel SA	13,739	373,339
Safran SA	22,268	5,830,549
Sanofi SA	70,014	7,649,530
Sartorius Stedim Biotech	1,612	335,554
Schneider Electric SE	33,848	8,315,927
Societe Generale SA	42,069	1,723,245
Sodexo SA	5,126	393,758
STMicroelectronics NV	40,652	1,018,552
Teleperformance SE	3,450	332,176
Thales SA	6,142	1,236,759
TotalEnergies SE	133,080	8,023,827
Unibail-Rodamco-Westfield, New	7,402	627,070
Veolia Environnement SA	42,233	1,265,591
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Vinci SA	31,262	$3,596,623
		121,690,639
Germany — 2.3%
adidas AG	10,066	2,572,976
Allianz SE, Registered	24,304	8,323,402
BASF SE	54,942	2,801,402
Bayer AG, Registered	60,622	1,432,585
Bayerische Motoren Werke AG	19,319	1,679,513
Beiersdorf AG	5,837	801,091
Brenntag SE	8,996	594,859
Commerzbank AG	58,739	1,262,622
Continental AG	6,331	454,207
Covestro AG, NVS(a)	10,859	667,990
CTS Eventim AG & Co. KGaA	3,810	418,345
Daimler Truck Holding AG	33,874	1,487,278
Delivery Hero SE, Class A(a)(c)	12,283	351,151
Deutsche Bank AG, Registered	121,338	2,617,973
Deutsche Boerse AG	11,570	3,017,717
Deutsche Lufthansa AG, Registered	39,003	279,328
Deutsche Post AG, Registered	62,654	2,449,653
Deutsche Telekom AG, Registered	214,401	7,737,147
E.ON SE	139,553	1,779,940
Evonik Industries AG	15,687	311,728
Fresenius Medical Care AG & Co. KGaA(b)	12,007	582,307
Fresenius SE & Co. KGaA(a)	27,528	1,100,596
GEA Group AG	9,017	523,051
Hannover Rueck SE	3,498	930,183
Heidelberg Materials AG	8,424	1,266,801
Henkel AG & Co. KGaA	6,076	463,849
Infineon Technologies AG	78,683	2,918,595
Knorr-Bremse AG	4,251	368,736
LEG Immobilien SE	4,260	353,683
Mercedes-Benz Group AG	45,988	2,860,034
Merck KGaA	8,138	1,155,632
MTU Aero Engines AG	3,187	1,110,472
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	8,310	4,709,669
Nemetschek SE	3,363	394,323
Puma SE	6,195	185,372
Rational AG	283	255,377
Rheinmetall AG	2,698	2,849,396
RWE AG	37,301	1,173,208
SAP SE	64,322	17,849,426
Scout24 SE(c)	5,353	523,587
Siemens AG, Registered	46,876	10,754,647
Siemens Energy AG(a)	38,224	2,198,129
Siemens Healthineers AG(c)	17,843	997,338
Symrise AG, Class A	8,486	853,849
Talanx AG(a)	3,788	344,744
Vonovia SE	46,063	1,426,712
Zalando SE(a)(c)	13,059	470,368
		99,660,991
Hong Kong — 0.5%
AIA Group Ltd.	673,000	5,167,553
BOC Hong Kong Holdings Ltd.	240,500	847,764
CK Asset Holdings Ltd.	128,000	557,451
CK Hutchison Holdings Ltd.	163,500	817,587
CK Infrastructure Holdings Ltd.	42,500	291,985
CLP Holdings Ltd.	110,500	915,504
Futu Holdings Ltd., ADR	3,417	373,102
Galaxy Entertainment Group Ltd.	137,000	563,462
Security	Shares	Value
Hong Kong (continued)
Hang Seng Bank Ltd.	49,100	$689,584
Henderson Land Development Co. Ltd.	83,000	227,236
HKT Trust & HKT Ltd., Class SS	244,000	312,934
Hong Kong & China Gas Co. Ltd.	766,589	612,434
Hong Kong Exchanges & Clearing Ltd.	71,600	3,227,583
Hongkong Land Holdings Ltd.	74,200	335,867
Jardine Matheson Holdings Ltd.	9,000	359,772
Link REIT	160,760	730,668
MTR Corp. Ltd.	112,000	366,821
Power Assets Holdings Ltd.	86,000	583,034
Sands China Ltd.(a)	124,400	285,173
Sino Land Co. Ltd.	226,000	226,321
SITC International Holdings Co. Ltd.	42,000	101,098
Sun Hung Kai Properties Ltd.	94,500	889,388
Swire Pacific Ltd., Class A	28,500	236,552
Techtronic Industries Co. Ltd.	98,500	1,378,478
WH Group Ltd.(c)	532,500	435,092
Wharf Holdings Ltd. (The)(b)	52,000	120,889
Wharf Real Estate Investment Co. Ltd.	75,000	195,425
		20,848,757
Ireland — 0.1%
AIB Group PLC	108,398	761,453
Bank of Ireland Group PLC	63,509	750,230
Kerry Group PLC, Class A	9,325	980,535
Kingspan Group PLC	9,096	747,935
		3,240,153
Israel — 0.2%
Azrieli Group Ltd.	2,463	188,023
Bank Hapoalim BM	69,042	942,159
Bank Leumi Le-Israel BM	91,464	1,212,852
Check Point Software Technologies Ltd.(a)	6,140	1,352,396
CyberArk Software Ltd.(a)	2,817	1,024,965
Elbit Systems Ltd.	1,577	479,704
Global-e Online Ltd.(a)	5,432	231,512
ICL Group Ltd.	42,247	256,053
Isracard Ltd.	1	5
Israel Discount Bank Ltd., Class A	69,008	533,298
Mizrahi Tefahot Bank Ltd.	8,336	391,052
Monday.com Ltd.(a)	2,284	677,823
Nice Ltd.(a)	3,678	510,085
Teva Pharmaceutical Industries Ltd., ADR(a)	73,161	1,204,230
Wix.com Ltd.(a)	3,191	640,402
		9,644,559
Italy — 0.7%
Amplifon SpA	7,444	189,270
Banco BPM SpA	73,039	731,594
BPER Banca SpA	58,676	448,193
Davide Campari-Milano NV	42,617	254,417
DiaSorin SpA	1,405	148,591
Enel SpA	506,384	3,708,263
Eni SpA	137,106	1,985,747
Ferrari NV	7,816	3,675,504
FinecoBank Banca Fineco SpA	40,654	761,173
Generali	58,145	1,919,497
Infrastrutture Wireless Italiane SpA(c)	20,386	204,168
Intesa Sanpaolo SpA	936,117	4,613,126
Leonardo SpA	24,927	1,005,343
Mediobanca Banca di Credito Finanziario SpA	36,795	655,897
Moncler SpA	13,826	950,575
Nexi SpA(a)(c)	42,309	221,890
Poste Italiane SpA(c)	31,088	501,781
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Prysmian SpA	16,622	$988,879
Recordati Industria Chimica e Farmaceutica SpA	6,151	347,523
Snam SpA	118,396	570,648
Stellantis NV	121,394	1,562,318
Telecom Italia SpA/Milano(a)	602,275	169,627
Tenaris SA, NVS	27,885	527,255
Terna - Rete Elettrica Nazionale	82,447	689,196
UniCredit SpA	90,488	4,773,353
Unipol Gruppo SpA	23,273	347,622
		31,951,450
Japan — 5.2%
Advantest Corp.	47,800	2,678,565
Aeon Co. Ltd.	37,500	920,041
AGC Inc.	8,300	249,047
Aisin Corp.	23,800	282,055
Ajinomoto Co. Inc.	27,000	1,081,591
ANA Holdings Inc.	4,800	91,078
Asahi Group Holdings Ltd.	91,000	1,128,711
Asahi Kasei Corp.	90,100	612,457
Asics Corp.	37,700	844,209
Astellas Pharma Inc.	113,400	1,103,060
Bandai Namco Holdings Inc.	32,700	1,091,498
Bridgestone Corp.	33,800	1,317,440
Canon Inc.	55,900	1,892,324
Capcom Co. Ltd.	22,000	545,910
Central Japan Railway Co.	47,500	934,791
Chiba Bank Ltd. (The)	28,800	261,408
Chubu Electric Power Co. Inc.	44,400	469,210
Chugai Pharmaceutical Co. Ltd.	44,700	2,245,369
Concordia Financial Group Ltd.	57,500	336,669
Dai Nippon Printing Co. Ltd.	30,100	438,090
Daifuku Co. Ltd.	19,900	521,381
Dai-ichi Life Holdings Inc.	55,900	1,657,517
Daiichi Sankyo Co. Ltd.	107,800	2,481,636
Daikin Industries Ltd.	16,900	1,769,347
Daito Trust Construction Co. Ltd.	3,100	322,176
Daiwa House Industry Co. Ltd.	34,200	1,125,905
Daiwa Securities Group Inc.	95,700	674,543
Denso Corp.	117,600	1,525,323
Dentsu Group Inc.	9,600	199,284
Disco Corp.	5,700	1,446,692
East Japan Railway Co.	55,400	1,095,373
Eisai Co. Ltd.	18,100	520,527
ENEOS Holdings Inc.	171,500	920,065
FANUC Corp.	55,800	1,606,343
Fast Retailing Co. Ltd.	11,900	3,632,003
Fuji Electric Co. Ltd.	6,900	307,689
FUJIFILM Holdings Corp.	73,200	1,489,779
Fujikura Ltd.	15,000	626,030
Fujitsu Ltd.	104,000	2,006,146
Hankyu Hanshin Holdings Inc.	20,100	525,216
Hikari Tsushin Inc.	1,200	304,329
Hitachi Ltd.	285,900	7,266,463
Honda Motor Co. Ltd.	278,000	2,586,137
Hoshizaki Corp.	6,100	246,263
Hoya Corp.	22,200	2,606,475
Hulic Co. Ltd.	24,500	228,731
Idemitsu Kosan Co. Ltd.	58,000	394,067
Inpex Corp.	56,600	717,311
Isuzu Motors Ltd.	30,400	402,489
ITOCHU Corp.	74,500	3,292,329
Japan Airlines Co. Ltd.	4,200	71,982
Security	Shares	Value
Japan (continued)
Japan Exchange Group Inc.	56,600	$602,038
Japan Post Bank Co. Ltd.	91,900	927,623
Japan Post Holdings Co. Ltd.	120,700	1,288,270
Japan Post Insurance Co. Ltd.	11,000	214,396
Japan Tobacco Inc.	75,700	1,890,036
JFE Holdings Inc.	34,500	431,375
Kajima Corp.	26,500	551,852
Kansai Electric Power Co. Inc. (The)	56,800	657,269
Kao Corp.	27,200	1,170,292
Kawasaki Kisen Kaisha Ltd.	23,800	346,662
KDDI Corp.	96,300	3,140,506
Keyence Corp.	12,100	4,826,414
Kikkoman Corp.	36,000	349,310
Kirin Holdings Co. Ltd.	50,800	685,153
Kobe Bussan Co. Ltd.	7,600	167,970
Komatsu Ltd.	56,100	1,682,496
Konami Group Corp.	6,200	757,034
Kubota Corp.	56,700	701,051
Kyocera Corp.	91,200	1,014,650
Kyowa Kirin Co. Ltd.	21,300	301,686
Lasertec Corp.	4,200	380,328
LY Corp.	185,400	625,836
M3 Inc.	26,300	310,565
Makita Corp.	11,200	367,477
Marubeni Corp.	94,000	1,480,124
MatsukiyoCocokara & Co.	22,300	339,568
MEIJI Holdings Co. Ltd.	16,400	335,550
Minebea Mitsumi Inc.	24,000	370,801
Mitsubishi Chemical Group Corp.	90,900	461,529
Mitsubishi Corp.	213,000	3,558,430
Mitsubishi Electric Corp.	120,200	1,865,784
Mitsubishi Estate Co. Ltd.	64,600	950,120
Mitsubishi HC Capital Inc.	51,500	348,160
Mitsubishi Heavy Industries Ltd.	202,500	2,719,254
Mitsubishi UFJ Financial Group Inc.	694,900	8,859,021
Mitsui & Co. Ltd.	161,800	3,031,983
Mitsui Fudosan Co. Ltd.	168,500	1,465,810
Mitsui OSK Lines Ltd.	22,600	835,443
Mizuho Financial Group Inc.	150,690	4,234,449
MonotaRO Co. Ltd.	20,700	347,741
MS&AD Insurance Group Holdings Inc.	83,200	1,749,756
Murata Manufacturing Co. Ltd.	110,700	1,893,722
NEC Corp.	15,200	1,483,694
Nexon Co. Ltd.	27,800	376,274
Nidec Corp.	52,800	951,870
Nintendo Co. Ltd.	68,300	5,099,056
Nippon Building Fund Inc.	460	380,137
Nippon Paint Holdings Co. Ltd.	60,000	446,362
Nippon Sanso Holdings Corp.	10,000	305,712
Nippon Steel Corp.	53,147	1,179,793
Nippon Telegraph & Telephone Corp.	1,890,300	1,830,086
Nippon Yusen KK	27,400	963,112
Nissan Motor Co. Ltd.(b)	148,000	423,533
Nissin Foods Holdings Co. Ltd.	10,200	206,225
Nitori Holdings Co. Ltd.	3,600	368,409
Nitto Denko Corp.	42,500	837,340
Nomura Holdings Inc.	209,400	1,364,234
Nomura Research Institute Ltd.	23,200	762,272
NTT Data Group Corp.	31,800	592,839
Obayashi Corp.	32,300	437,598
Obic Co. Ltd.	21,500	617,823
Olympus Corp.	83,700	1,148,187
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Omron Corp.	7,000	$211,376
Ono Pharmaceutical Co. Ltd.	24,200	261,003
Oracle Corp./Japan	1,100	104,865
Oriental Land Co. Ltd./Japan	63,000	1,296,616
ORIX Corp.	72,700	1,509,763
Osaka Gas Co. Ltd.	24,300	559,671
Otsuka Corp.	15,800	345,319
Otsuka Holdings Co. Ltd.	24,800	1,215,662
Pan Pacific International Holdings Corp.	25,400	676,677
Panasonic Holdings Corp.	144,700	1,789,614
Rakuten Group Inc.(a)	93,100	576,162
Recruit Holdings Co. Ltd.	85,900	5,120,536
Renesas Electronics Corp.	108,000	1,803,222
Resona Holdings Inc.	139,900	1,094,616
Ricoh Co. Ltd.	32,900	357,626
SBI Holdings Inc.	20,500	597,651
SCREEN Holdings Co. Ltd.	4,200	303,937
SCSK Corp.	4,600	114,948
Secom Co. Ltd.	23,500	807,325
Seiko Epson Corp.	21,500	364,528
Sekisui Chemical Co. Ltd.	24,400	416,318
Sekisui House Ltd.	31,400	709,965
Seven & i Holdings Co. Ltd.	139,200	1,985,872
SG Holdings Co. Ltd.	22,700	231,310
Shimadzu Corp.	15,300	405,462
Shimano Inc.	4,100	556,349
Shin-Etsu Chemical Co. Ltd.	108,465	3,270,259
Shionogi & Co. Ltd.	50,300	753,529
Shiseido Co. Ltd.	25,100	456,212
SMC Corp.	3,500	1,267,412
SoftBank Corp.	1,794,200	2,557,717
SoftBank Group Corp.	58,500	3,258,920
Sompo Holdings Inc.	56,600	1,685,105
Sony Group Corp.	378,800	9,476,171
Subaru Corp.	35,800	663,740
Sumitomo Corp.	59,600	1,338,373
Sumitomo Electric Industries Ltd.	48,800	860,130
Sumitomo Metal Mining Co. Ltd.	16,800	367,738
Sumitomo Mitsui Financial Group Inc.	230,100	5,857,712
Sumitomo Mitsui Trust Group Inc.	46,400	1,190,066
Sumitomo Realty & Development Co. Ltd.	22,400	781,292
Suntory Beverage & Food Ltd.	6,900	221,178
Suzuki Motor Corp.	96,600	1,182,973
Sysmex Corp.	28,900	525,618
T&D Holdings Inc.	29,100	612,315
Taisei Corp.	9,400	424,860
Takeda Pharmaceutical Co. Ltd.	97,026	2,799,908
TDK Corp.	123,500	1,321,632
Terumo Corp.	84,200	1,503,466
TIS Inc.	17,700	492,407
Toho Co. Ltd./Tokyo	6,100	288,300
Tokio Marine Holdings Inc.	115,100	4,098,854
Tokyo Electron Ltd.	28,400	4,246,825
Tokyo Gas Co. Ltd.	24,300	765,809
Tokyo Metro Co. Ltd.(a)	18,000	211,463
Tokyu Corp.	28,000	323,358
Toppan Holdings Inc.	21,000	621,839
Toray Industries Inc.	94,000	626,382
Toyota Industries Corp.	7,500	651,779
Toyota Motor Corp.	586,200	10,633,998
Toyota Tsusho Corp.	36,400	610,544
Trend Micro Inc./Japan	5,700	419,377
Security	Shares	Value
Japan (continued)
Unicharm Corp.	75,200	$564,754
West Japan Railway Co.	31,800	630,137
Yakult Honsha Co. Ltd.	17,700	356,165
Yamaha Motor Co. Ltd.	61,800	509,184
Yaskawa Electric Corp.	16,400	444,117
Yokogawa Electric Corp.	20,100	385,359
Zensho Holdings Co. Ltd.	4,400	222,755
ZOZO Inc.	7,600	237,702
		232,238,991
Jersey — 0.0%
Aptiv PLC(a)(b)	17,026	1,108,733
Netherlands — 1.1%
ABN AMRO Bank NV, CVA(c)	26,108	495,057
Adyen NV(a)(c)	1,324	2,416,833
Aegon Ltd.	88,549	560,645
AerCap Holdings NV	11,971	1,234,210
Akzo Nobel NV	10,975	678,063
ASM International NV	2,892	1,573,994
ASML Holding NV	24,539	17,453,875
ASR Nederland NV	9,552	506,850
BE Semiconductor Industries NV	4,589	517,464
Coca-Cola Europacific Partners PLC	11,973	1,032,791
CVC Capital Partners PLC(a)(c)	12,531	288,434
DSM-Firmenich AG	11,473	1,229,470
EXOR NV, NVS	6,512	634,449
Heineken Holding NV	8,060	591,756
Heineken NV	17,119	1,446,071
IMCD NV(b)	3,387	502,649
ING Groep NV	201,048	3,579,161
InPost SA(a)	12,303	212,879
JDE Peet's NV	6,394	119,506
Koninklijke Ahold Delhaize NV	58,166	2,049,698
Koninklijke KPN NV	241,632	922,446
Koninklijke Philips NV(a)	48,973	1,274,670
NN Group NV	15,401	780,902
Prosus NV	84,324	3,713,297
Qiagen NV	12,945	495,863
Randstad NV	7,428	299,958
Universal Music Group NV	49,388	1,374,165
Wolters Kluwer NV	14,703	2,261,137
		48,246,293
New Zealand — 0.1%
Auckland International Airport Ltd.	103,476	473,707
Contact Energy Ltd.	48,608	251,632
Fisher & Paykel Healthcare Corp. Ltd.	35,548	679,671
Infratil Ltd.(b)	53,668	327,084
Meridian Energy Ltd.	77,141	254,715
		1,986,809
Norway — 0.1%
Aker BP ASA	18,483	383,327
DNB Bank ASA	54,114	1,248,617
Equinor ASA	53,541	1,243,428
Gjensidige Forsikring ASA	11,983	245,548
Kongsberg Gruppen ASA	5,256	639,413
Mowi ASA	29,725	553,691
Norsk Hydro ASA	86,800	512,744
Orkla ASA	44,526	430,477
Salmar ASA	4,155	205,899
Telenor ASA	41,159	532,791
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Yara International ASA	9,759	$277,509
		6,273,444
Portugal — 0.0%
EDP Renovaveis SA	16,807	149,237
EDP SA	188,163	606,227
Galp Energia SGPS SA	29,714	489,997
Jeronimo Martins SGPS SA	16,783	361,428
		1,606,889
Singapore — 0.4%
CapitaLand Ascendas REIT	253,916	483,920
CapitaLand Integrated Commercial Trust	396,160	579,044
CapitaLand Investment Ltd./Singapore(b)	159,900	304,021
DBS Group Holdings Ltd.	123,200	4,207,583
Genting Singapore Ltd.	360,000	194,939
Grab Holdings Ltd., Class A(a)	142,597	691,595
Keppel Ltd.	83,300	423,992
Oversea-Chinese Banking Corp. Ltd.	208,500	2,662,242
Sea Ltd., ADR(a)	23,060	2,934,846
Sembcorp Industries Ltd.(b)	53,400	241,484
Singapore Airlines Ltd.(b)	107,300	540,815
Singapore Exchange Ltd.	29,800	297,418
Singapore Technologies Engineering Ltd.	131,800	528,136
Singapore Telecommunications Ltd.	490,900	1,238,238
United Overseas Bank Ltd.	75,500	2,138,814
Wilmar International Ltd.	110,900	264,096
Yangzijiang Shipbuilding Holdings Ltd.	152,500	269,250
		18,000,433
Spain — 0.7%
Acciona SA	1,539	187,661
ACS Actividades de Construccion y Servicios SA	13,640	728,458
Aena SME SA(c)	4,333	959,247
Amadeus IT Group SA	27,781	2,097,878
Banco Bilbao Vizcaya Argentaria SA	359,831	4,769,933
Banco de Sabadell SA	332,844	913,117
Banco Santander SA	970,592	6,230,381
CaixaBank SA	258,288	1,782,524
Cellnex Telecom SA(c)	32,916	1,172,596
Endesa SA	18,785	416,903
Ferrovial SE	32,326	1,436,394
Grifols SA(a)(b)	15,339	168,680
Iberdrola SA	360,425	5,204,376
Industria de Diseno Textil SA	66,610	3,579,428
Redeia Corp. SA	5,764	103,167
Repsol SA	72,896	928,486
Telefonica SA	245,525	1,094,763
		31,773,992
Sweden — 0.9%
AddTech AB, Class B	16,046	483,600
Alfa Laval AB	18,404	795,375
Assa Abloy AB, Class B	61,605	1,890,141
Atlas Copco AB, Class A	163,997	2,800,222
Atlas Copco AB, Class B	97,909	1,462,532
Beijer Ref AB, Class B	27,633	412,710
Boliden AB	15,711	551,067
Epiroc AB, Class A	38,569	752,721
Epiroc AB, Class B	23,102	395,513
EQT AB	23,035	717,310
Essity AB, Class B	36,425	1,002,363
Evolution AB(c)	11,703	894,625
Fastighets AB Balder, Class B(a)	37,671	267,178
H & M Hennes & Mauritz AB, Class B	44,823	601,020
Security	Shares	Value
Sweden (continued)
Hexagon AB, Class B	125,492	$1,447,146
Holmen AB, Class B	4,576	180,097
Industrivarden AB, Class A	6,855	259,268
Industrivarden AB, Class C	9,511	359,932
Indutrade AB	15,629	445,606
Investment AB Latour, Class B	8,914	241,967
Investor AB, Class B	105,496	3,141,142
L E Lundbergforetagen AB, Class B	4,527	225,868
Lifco AB, Class B	13,864	474,974
Nibe Industrier AB, Class B	84,427	316,135
Saab AB, Class B	19,238	570,953
Sagax AB, Class B	14,987	311,007
Sandvik AB	65,615	1,426,872
Securitas AB, Class B	29,331	424,035
Skandinaviska Enskilda Banken AB, Class A	94,654	1,521,121
Skanska AB, Class B	20,155	478,217
SKF AB, Class B	22,604	488,432
Spotify Technology SA(a)	9,420	5,727,454
Svenska Cellulosa AB SCA, Class B	34,893	477,547
Svenska Handelsbanken AB, Class A	84,253	1,058,340
Swedbank AB, Class A	52,804	1,270,279
Swedish Orphan Biovitrum AB(a)	11,553	339,691
Tele2 AB, Class B	29,901	354,575
Telefonaktiebolaget LM Ericsson, Class B	188,087	1,546,970
Telia Co. AB	158,629	515,646
Trelleborg AB, Class B	13,187	513,838
Volvo AB, Class B	96,965	3,009,815
		40,153,304
Switzerland — 2.4%
ABB Ltd., Registered	96,687	5,211,800
Alcon AG	29,825	2,782,668
Avolta AG, Registered	6,180	280,797
Baloise Holding AG, Registered	3,117	602,470
Banque Cantonale Vaudoise, Registered	1,749	186,299
Barry Callebaut AG, Registered	238	287,570
BKW AG	1,746	307,500
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	48	607,452
Chocoladefabriken Lindt & Spruengli AG, Registered	7	855,293
Cie Financiere Richemont SA, Class A, Registered	33,254	6,814,176
EMS-Chemie Holding AG, Registered	472	330,961
Galderma Group AG(a)	3,009	366,365
Geberit AG, Registered	2,086	1,226,637
Givaudan SA, Registered	560	2,523,692
Helvetia Holding AG, Registered	2,284	429,111
Holcim AG	32,120	3,521,025
Julius Baer Group Ltd.	12,689	856,312
Kuehne + Nagel International AG, Registered	3,077	709,861
Logitech International SA, Registered	9,815	972,576
Lonza Group AG, Registered	4,577	2,906,151
Nestle SA, Registered	162,070	15,645,190
Novartis AG, Registered	121,335	13,203,652
Partners Group Holding AG	1,420	2,102,682
Roche Holding AG, Bearer	2,051	719,763
Roche Holding AG, NVS	43,460	14,473,485
Sandoz Group AG	25,243	1,108,258
Schindler Holding AG, Participation Certificates, NVS	2,793	857,491
Schindler Holding AG, Registered	1,320	389,094
SGS SA	9,402	966,579
SIG Group AG(a)	17,910	355,914
Sika AG, Registered	8,955	2,283,152
Sonova Holding AG, Registered	3,242	1,043,411
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Straumann Holding AG	6,768	$921,613
Swatch Group AG (The), Bearer	1,979	385,390
Swiss Life Holding AG, Registered	1,765	1,543,787
Swiss Prime Site AG, Registered	5,228	602,873
Swiss Re AG	18,455	2,966,635
Swisscom AG, Registered	1,413	805,537
Temenos AG, Registered	4,698	386,922
UBS Group AG, Registered	205,164	7,108,895
VAT Group AG(c)	1,835	694,521
Zurich Insurance Group AG	9,055	5,982,540
		106,326,100
United Kingdom — 3.6%
3i Group PLC	60,507	3,028,426
Admiral Group PLC	15,629	566,661
Anglo American PLC	78,604	2,316,782
Antofagasta PLC	22,806	502,656
Ashtead Group PLC	25,874	1,576,736
Associated British Foods PLC	20,572	492,134
AstraZeneca PLC	95,062	14,382,734
Auto Trader Group PLC(c)	55,446	544,231
Aviva PLC	151,041	1,039,232
BAE Systems PLC	185,299	3,313,435
Barclays PLC	914,302	3,609,082
Barratt Redrow PLC	84,230	455,599
BP PLC	1,008,904	5,551,347
British American Tobacco PLC	122,573	4,757,768
BT Group PLC	410,566	827,849
Bunzl PLC	19,484	828,964
Centrica PLC	338,566	638,939
Coca-Cola HBC AG, Class DI(a)	15,671	664,072
Compass Group PLC	103,927	3,638,063
Croda International PLC	8,048	335,770
DCC PLC	5,686	385,584
Diageo PLC	137,298	3,759,137
Entain PLC	35,091	332,038
Experian PLC	56,497	2,691,356
Glencore PLC	631,404	2,537,662
GSK PLC	252,700	4,662,803
Haleon PLC	532,028	2,679,196
Halma PLC	21,967	778,826
Hargreaves Lansdown PLC	20,557	286,480
Hikma Pharmaceuticals PLC	9,987	272,319
HSBC Holdings PLC	1,120,074	13,283,487
Imperial Brands PLC	53,046	1,866,629
Informa PLC	86,884	945,096
InterContinental Hotels Group PLC	10,665	1,336,117
Intertek Group PLC	9,349	606,785
J Sainsbury PLC	100,981	329,295
JD Sports Fashion PLC	149,060	147,264
Kingfisher PLC	121,510	379,527
Land Securities Group PLC	40,708	290,371
Legal & General Group PLC	369,971	1,145,632
Lloyds Banking Group PLC	3,875,964	3,597,564
London Stock Exchange Group PLC	29,374	4,392,224
M&G PLC	150,191	401,145
Marks & Spencer Group PLC	123,354	553,641
Melrose Industries PLC	80,199	651,024
Mondi PLC, NVS	25,595	397,915
National Grid PLC	295,317	3,627,430
NatWest Group PLC, NVS	434,615	2,633,757
Next PLC	7,715	978,363
Pearson PLC	43,565	749,739
Security	Shares	Value
United Kingdom (continued)
Phoenix Group Holdings PLC	40,468	$265,043
Prudential PLC	163,927	1,509,168
Reckitt Benckiser Group PLC	42,797	2,832,620
RELX PLC	114,507	5,533,935
Rentokil Initial PLC	147,237	739,182
Rio Tinto PLC	70,120	4,236,851
Rolls-Royce Holdings PLC(a)	514,677	4,858,757
Sage Group PLC (The)	63,762	1,022,040
Schroders PLC	42,534	198,536
Segro PLC	80,232	713,383
Severn Trent PLC	18,134	572,501
Shell PLC	381,525	12,748,788
Smith & Nephew PLC	50,823	737,722
Smiths Group PLC	22,915	583,306
Spirax Group PLC	4,200	387,816
SSE PLC	67,982	1,310,553
Standard Chartered PLC	137,005	2,205,819
Tesco PLC	453,446	2,174,283
Unilever PLC	153,467	8,695,569
United Utilities Group PLC	39,377	486,997
Vodafone Group PLC	1,366,137	1,206,146
Whitbread PLC	11,661	393,860
Wise PLC, Class A(a)	36,598	458,828
WPP PLC	57,513	466,552
		160,107,141
United States — 72.7%
3M Co.	34,122	5,293,005
A O Smith Corp.	8,207	545,601
Abbott Laboratories	106,963	14,761,964
AbbVie Inc.	109,313	22,849,696
Accenture PLC, Class A	38,591	13,448,963
Adobe Inc.(a)	27,058	11,866,556
Advanced Micro Devices Inc.(a)	100,385	10,024,446
AECOM	7,866	786,993
Aflac Inc.	32,813	3,592,039
Agilent Technologies Inc.	17,696	2,263,672
Air Products and Chemicals Inc.	13,701	4,331,571
Airbnb Inc., Class A(a)	27,226	3,780,875
Akamai Technologies Inc.(a)	9,819	792,197
Albemarle Corp.	7,001	539,287
Albertsons Companies Inc., Class A	23,031	484,572
Alexandria Real Estate Equities Inc.	10,369	1,060,334
Align Technology Inc.(a)	4,366	816,573
Allegion PLC	5,269	678,173
Alliant Energy Corp.	15,445	996,666
Allstate Corp. (The)	15,863	3,159,116
Ally Financial Inc.	15,758	584,622
Alnylam Pharmaceuticals Inc.(a)	7,586	1,871,845
Alphabet Inc., Class A	361,441	61,546,173
Alphabet Inc., Class C, NVS	308,094	53,059,949
Altria Group Inc.	105,011	5,864,864
Amazon.com Inc.(a)	585,401	124,268,924
Amcor PLC	91,971	930,747
Ameren Corp.	16,868	1,713,114
American Electric Power Co. Inc.	32,944	3,493,711
American Express Co.	34,916	10,508,319
American Financial Group Inc./OH	4,799	606,018
American Homes 4 Rent, Class A	19,367	716,773
American International Group Inc.	39,666	3,289,898
American Tower Corp.	28,681	5,897,387
American Water Works Co. Inc.	11,517	1,565,966
Ameriprise Financial Inc.	6,227	3,345,767
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
AMETEK Inc.	14,292	$2,705,476
Amgen Inc.	33,251	10,243,303
Amphenol Corp., Class A	74,074	4,933,328
Analog Devices Inc.	30,739	7,071,814
Annaly Capital Management Inc.	33,122	727,359
Ansys Inc.(a)	5,438	1,812,213
Aon PLC, Class A	12,090	4,946,261
Apollo Global Management Inc.	24,575	3,668,310
Apple Inc.	930,225	224,965,614
Applied Materials Inc.	50,737	8,019,998
AppLovin Corp., Class A(a)	12,933	4,212,795
Arch Capital Group Ltd.	22,249	2,067,155
Archer-Daniels-Midland Co.	29,594	1,396,837
Ares Management Corp., Class A	11,600	1,982,904
Arista Networks Inc.(a)	65,168	6,063,882
Arthur J Gallagher & Co.	15,328	5,176,879
Aspen Technology Inc.(a)	1,745	462,861
Assurant Inc.	3,099	644,251
AT&T Inc.	442,751	12,135,805
Atlassian Corp., Class A, NVS(a)	9,914	2,818,154
Atmos Energy Corp.	8,961	1,363,237
Autodesk Inc.(a)	13,359	3,663,171
Automatic Data Processing Inc.	24,983	7,874,142
AutoZone Inc.(a)	1,077	3,761,972
AvalonBay Communities Inc.	8,831	1,997,396
Avantor Inc.(a)	42,752	713,958
Avery Dennison Corp.	4,875	916,354
Axon Enterprise Inc.(a)	4,423	2,337,334
Baker Hughes Co., Class A	61,139	2,726,188
Ball Corp.	19,601	1,032,777
Bank of America Corp.	423,719	19,533,446
Bank of New York Mellon Corp. (The)	45,475	4,045,001
Baxter International Inc.	29,579	1,020,771
Becton Dickinson & Co.	17,670	3,985,115
Bentley Systems Inc., Class B	10,043	440,888
Berkshire Hathaway Inc., Class B(a)(b)	82,325	42,301,055
Best Buy Co. Inc.	12,517	1,125,403
Biogen Inc.(a)	9,152	1,285,856
BioMarin Pharmaceutical Inc.(a)	11,263	801,475
Bio-Rad Laboratories Inc., Class A(a)	1,315	348,685
Bio-Techne Corp.	9,215	569,026
Blackrock Inc.(d)	9,108	8,905,620
Blackstone Inc., NVS	44,082	7,104,255
Block Inc.(a)	34,437	2,248,736
Boeing Co. (The)(a)	46,281	8,082,051
Booking Holdings Inc.	2,072	10,393,173
Booz Allen Hamilton Holding Corp., Class A	8,509	902,465
Boston Scientific Corp.(a)	90,744	9,418,320
Bristol-Myers Squibb Co.	126,520	7,543,122
Broadcom Inc.	275,456	54,934,190
Broadridge Financial Solutions Inc.	6,960	1,678,891
Brown & Brown Inc.	14,281	1,692,870
Brown-Forman Corp., Class B	11,279	373,448
Builders FirstSource Inc.(a)	7,218	1,003,230
Bunge Global SA	8,643	641,224
Burlington Stores Inc.(a)	3,996	996,323
BXP Inc.	8,890	630,568
Cadence Design Systems Inc.(a)	16,837	4,217,668
Camden Property Trust	6,984	866,435
Capital One Financial Corp.	23,516	4,716,134
Cardinal Health Inc.	15,361	1,988,942
Carlisle Companies Inc.	2,787	949,698
Security	Shares	Value
United States (continued)
Carlyle Group Inc. (The)	14,403	$717,846
CarMax Inc.(a)	9,723	806,717
Carnival Corp.(a)	63,474	1,518,933
Carrier Global Corp.	50,682	3,284,194
Carvana Co., Class A(a)	6,722	1,566,898
Caterpillar Inc.	29,761	10,236,296
Cboe Global Markets Inc.	6,635	1,398,658
CBRE Group Inc., Class A(a)	19,098	2,710,770
CDW Corp.	8,074	1,438,787
Cencora Inc.	10,952	2,776,770
Centene Corp.(a)	32,517	1,891,189
CenterPoint Energy Inc.	39,858	1,370,318
CF Industries Holdings Inc.	11,273	913,338
CH Robinson Worldwide Inc.	6,646	675,367
Charles Schwab Corp. (The)	105,988	8,429,226
Charter Communications Inc., Class A(a)	5,852	2,127,612
Cheniere Energy Inc.	13,933	3,184,526
Chevron Corp.	106,803	16,941,092
Chipotle Mexican Grill Inc., Class A(a)	83,588	4,511,244
Chubb Ltd.	23,701	6,766,161
Church & Dwight Co. Inc.	14,500	1,612,400
Cigna Group (The)	17,208	5,314,691
Cincinnati Financial Corp.	9,249	1,367,095
Cintas Corp.	22,218	4,610,235
Cisco Systems Inc.	246,586	15,808,628
Citigroup Inc.	117,460	9,390,927
Citizens Financial Group Inc.	29,636	1,356,440
Clorox Co. (The)	7,259	1,135,235
Cloudflare Inc., Class A(a)	18,911	2,747,768
CME Group Inc.	22,196	5,632,679
CMS Energy Corp.	17,518	1,279,690
CNH Industrial NV	59,779	769,954
Coca-Cola Co. (The)	253,257	18,034,431
Cognizant Technology Solutions Corp., Class A	30,815	2,567,814
Coinbase Global Inc., Class A(a)	11,702	2,523,185
Colgate-Palmolive Co.	47,975	4,373,881
Comcast Corp., Class A	237,660	8,527,241
Conagra Brands Inc.	29,497	753,353
ConocoPhillips	80,313	7,963,034
Consolidated Edison Inc.	20,749	2,106,438
Constellation Brands Inc., Class A	9,810	1,721,655
Constellation Energy Corp.	19,372	4,853,558
Cooper Companies Inc. (The)(a)	11,696	1,057,084
Copart Inc.(a)	52,487	2,876,288
Corning Inc.	50,397	2,527,410
Corpay Inc.(a)	4,449	1,633,005
Corteva Inc.	42,939	2,704,298
CoStar Group Inc.(a)	25,047	1,909,834
Costco Wholesale Corp.	27,459	28,793,782
Coterra Energy Inc.	44,723	1,207,074
CRH PLC	42,366	4,343,362
Crowdstrike Holdings Inc., Class A(a)	15,237	5,937,249
Crown Castle Inc.	26,583	2,501,460
Crown Holdings Inc.	7,897	707,808
CSX Corp.	119,433	3,823,050
Cummins Inc.	8,440	3,107,439
CVS Health Corp.	77,633	5,102,041
Danaher Corp.	39,983	8,306,868
Darden Restaurants Inc.	6,940	1,391,192
Datadog Inc., Class A(a)	17,336	2,020,511
DaVita Inc.(a)	3,083	455,914
Dayforce Inc.(a)(b)	10,334	640,605
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Deckers Outdoor Corp.(a)	9,474	$1,320,297
Deere & Co.	16,105	7,743,123
Dell Technologies Inc., Class C	19,398	1,993,338
Delta Air Lines Inc.	10,109	607,753
Devon Energy Corp.	37,839	1,370,529
Dexcom Inc.(a)	23,814	2,104,443
Diamondback Energy Inc.	11,715	1,862,216
Dick's Sporting Goods Inc.	3,729	839,398
Digital Realty Trust Inc.	20,156	3,150,786
Discover Financial Services	16,029	3,128,701
DocuSign Inc., Class A(a)	11,654	969,263
Dollar General Corp.	13,820	1,025,168
Dollar Tree Inc.(a)	13,257	965,905
Dominion Energy Inc.	51,584	2,920,686
Domino's Pizza Inc.	2,140	1,047,979
DoorDash Inc., Class A(a)	21,698	4,305,751
Dover Corp.	8,618	1,713,000
Dow Inc.	42,033	1,601,878
DR Horton Inc.	18,457	2,340,532
DraftKings Inc., Class A (a)(b)	27,729	1,216,194
DTE Energy Co.	12,460	1,665,902
Duke Energy Corp.	47,298	5,557,042
DuPont de Nemours Inc.	25,765	2,106,804
Dynatrace Inc.(a)	18,606	1,065,193
Eastman Chemical Co.	7,001	685,048
Eaton Corp. PLC	24,650	7,230,338
eBay Inc.	31,221	2,021,248
Ecolab Inc.	15,630	4,204,626
Edison International	24,100	1,312,004
Edwards Lifesciences Corp.(a)	36,363	2,604,318
Electronic Arts Inc.	15,481	1,998,907
Elevance Health Inc.	14,267	5,662,287
Eli Lilly & Co.	49,915	45,953,246
EMCOR Group Inc.	2,853	1,166,620
Emerson Electric Co.	35,431	4,308,764
Entegris Inc.	9,590	970,700
Entergy Corp.	26,338	2,299,571
EOG Resources Inc.	35,078	4,452,801
EPAM Systems Inc.(a)	3,268	673,666
EQT Corp.	34,631	1,668,175
Equifax Inc.	7,614	1,866,953
Equinix Inc.	5,969	5,399,677
Equitable Holdings Inc.	18,626	1,024,803
Equity LifeStyle Properties Inc.	10,729	735,795
Equity Residential	21,191	1,571,736
Erie Indemnity Co., Class A, NVS	1,572	672,926
Essential Utilities Inc.	17,212	653,712
Essex Property Trust Inc.	3,778	1,177,111
Estee Lauder Companies Inc. (The), Class A	14,483	1,041,473
Everest Group Ltd.	2,533	894,706
Evergy Inc.	14,041	967,565
Eversource Energy	22,220	1,400,082
Exact Sciences Corp.(a)	10,627	503,826
Exelon Corp.	60,876	2,690,719
Expand Energy Corp.	12,598	1,245,690
Expedia Group Inc.(a)	7,713	1,526,865
Expeditors International of Washington Inc.	8,977	1,053,541
Extra Space Storage Inc.	13,201	2,013,945
Exxon Mobil Corp.	273,079	30,401,885
F5 Inc.(a)	3,612	1,056,257
FactSet Research Systems Inc.	2,180	1,006,593
Fair Isaac Corp.(a)	1,563	2,948,365
Security	Shares	Value
United States (continued)
Fastenal Co.	35,596	$2,695,685
FedEx Corp.	14,197	3,732,391
Ferguson Enterprises Inc.	12,408	2,202,420
Fidelity National Financial Inc.	16,080	1,037,642
Fidelity National Information Services Inc.	33,655	2,393,544
Fifth Third Bancorp	40,683	1,768,490
First Citizens BancShares Inc./NC, Class A	611	1,251,365
First Solar Inc.(a)	6,444	877,544
FirstEnergy Corp.	32,821	1,272,470
Fiserv Inc.(a)(b)	35,946	8,472,113
Flutter Entertainment PLC(a)	10,946	3,071,338
Ford Motor Co.	241,031	2,301,846
Fortinet Inc.(a)	41,119	4,441,263
Fortive Corp.	21,847	1,737,710
Fortune Brands Innovations Inc., NVS	8,380	542,354
Fox Corp., Class A, NVS	13,958	803,981
Fox Corp., Class B	9,754	527,399
Franklin Resources Inc.	18,874	382,198
Freeport-McMoRan Inc.	88,613	3,270,706
Gaming and Leisure Properties Inc.	16,905	847,786
Garmin Ltd.	10,031	2,296,397
Gartner Inc.(a)	4,880	2,431,802
GE HealthCare Technologies Inc., NVS(a)	28,262	2,468,686
GE Vernova Inc.	16,907	5,666,888
Gen Digital Inc.	35,815	978,824
General Dynamics Corp.	14,202	3,587,425
General Electric Co.	66,663	13,797,908
General Mills Inc.	35,449	2,148,918
General Motors Co.	70,538	3,465,532
Genuine Parts Co.	8,474	1,058,233
Gilead Sciences Inc.	76,898	8,790,210
Global Payments Inc.	16,029	1,687,533
GoDaddy Inc., Class A(a)	8,432	1,513,544
Goldman Sachs Group Inc. (The)	19,422	12,086,116
Graco Inc.	10,056	875,576
Halliburton Co.	55,456	1,462,375
Hartford Financial Services Group Inc. (The)	17,886	2,115,556
HCA Healthcare Inc.	12,093	3,704,086
Healthpeak Properties Inc.	42,390	867,299
HEICO Corp.	2,637	697,961
HEICO Corp., Class A	4,435	945,365
Hershey Co. (The)	8,994	1,553,354
Hess Corp.	17,073	2,542,853
Hewlett Packard Enterprise Co.	77,531	1,535,889
Hilton Worldwide Holdings Inc.	15,190	4,024,742
Hologic Inc.(a)	15,068	955,161
Home Depot Inc. (The)	61,448	24,370,277
Honeywell International Inc.	39,994	8,514,323
Hormel Foods Corp.	18,080	517,630
Host Hotels & Resorts Inc.	44,021	710,059
Howmet Aerospace Inc.	24,018	3,280,859
HP Inc.	60,384	1,864,054
Hubbell Inc., Class B	3,402	1,264,149
HubSpot Inc.(a)	3,003	2,174,142
Humana Inc.	7,450	2,014,629
Huntington Bancshares Inc./Ohio	87,671	1,443,941
Hyatt Hotels Corp., Class A	2,881	406,077
IDEX Corp.	4,552	884,590
IDEXX Laboratories Inc.(a)	5,119	2,237,566
Illinois Tool Works Inc.	18,283	4,826,346
Illumina Inc.(a)	9,283	823,773
Incyte Corp.(a)	11,528	847,308
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Ingersoll Rand Inc.	25,221	$2,138,236
Insulet Corp.(a)	4,049	1,102,421
Intel Corp.	264,770	6,282,992
Interactive Brokers Group Inc., Class A	6,735	1,376,634
Intercontinental Exchange Inc.	34,881	6,042,436
International Business Machines Corp.	57,197	14,438,811
International Flavors & Fragrances Inc.	16,097	1,316,896
International Paper Co.	30,840	1,737,834
Interpublic Group of Companies Inc. (The)	23,833	653,024
Intuit Inc.	17,258	10,593,651
Intuitive Surgical Inc.(a)	22,033	12,628,214
Invitation Homes Inc.	38,130	1,296,801
IQVIA Holdings Inc.(a)	11,267	2,127,210
Iron Mountain Inc.	18,264	1,701,657
J.M. Smucker Co. (The)	6,420	709,603
Jabil Inc.	7,859	1,217,516
Jack Henry & Associates Inc.	4,542	788,446
Jacobs Solutions Inc., NVS	7,815	1,001,180
JB Hunt Transport Services Inc.	4,986	803,693
Johnson & Johnson	148,535	24,511,246
Johnson Controls International PLC	40,943	3,507,177
JPMorgan Chase & Co.	174,872	46,279,875
Juniper Networks Inc.	19,822	717,556
Kellanova	17,416	1,443,786
Kenvue Inc.	116,703	2,754,191
Keurig Dr Pepper Inc.	71,031	2,380,959
KeyCorp	57,155	989,925
Keysight Technologies Inc.(a)	10,766	1,717,500
Kimberly-Clark Corp.	20,512	2,912,909
Kimco Realty Corp.	42,379	936,576
Kinder Morgan Inc.	119,638	3,242,190
KKR & Co. Inc.	38,485	5,218,181
KLA Corp.	8,282	5,870,613
Kraft Heinz Co. (The)	55,713	1,710,946
Kroger Co. (The)	41,612	2,697,290
L3Harris Technologies Inc.	11,632	2,397,472
Labcorp Holdings Inc.	5,054	1,268,756
Lam Research Corp.	80,791	6,199,901
Las Vegas Sands Corp.	23,677	1,058,599
Leidos Holdings Inc.	8,199	1,065,624
Lennar Corp., Class A	14,728	1,761,911
Lennox International Inc.	1,936	1,163,633
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	12,957	1,249,444
Linde PLC	29,505	13,780,310
Live Nation Entertainment Inc.(a)	9,800	1,404,928
LKQ Corp.	16,865	711,534
Lockheed Martin Corp.	13,190	5,940,380
Loews Corp.	10,976	951,290
Lowe's Companies Inc.	34,805	8,653,915
LPL Financial Holdings Inc.	4,560	1,695,134
Lululemon Athletica Inc.(a)	6,876	2,513,934
LyondellBasell Industries NV, Class A	15,451	1,187,100
M&T Bank Corp.	10,513	2,015,552
Manhattan Associates Inc.(a)	3,714	656,932
Marathon Petroleum Corp.	20,638	3,099,415
Markel Group Inc.(a)	802	1,550,619
Marriott International Inc./MD, Class A	14,735	4,132,431
Marsh & McLennan Companies Inc.	30,035	7,143,524
Martin Marietta Materials Inc.	3,648	1,762,495
Marvell Technology Inc.	53,680	4,928,898
Masco Corp.	14,833	1,115,145
Security	Shares	Value
United States (continued)
Mastercard Inc., Class A	50,889	$29,327,840
McCormick & Co. Inc./MD, NVS	14,731	1,216,928
McDonald's Corp.	44,325	13,666,727
McKesson Corp.	7,978	5,107,994
Medtronic PLC	78,877	7,258,262
MercadoLibre Inc.(a)	2,786	5,911,530
Merck & Co. Inc.	155,897	14,381,498
Meta Platforms Inc., Class A	134,861	90,114,120
MetLife Inc.	36,696	3,162,461
Mettler-Toledo International Inc.(a)	1,340	1,705,445
MGM Resorts International(a)	17,621	612,506
Microchip Technology Inc.	33,561	1,975,400
Micron Technology Inc.	68,972	6,457,848
Microsoft Corp.	436,917	173,451,680
MicroStrategy Inc., Class A(a)(b)	14,032	3,584,194
Mid-America Apartment Communities Inc.	6,893	1,158,851
Moderna Inc.(a)	20,302	628,550
Molina Healthcare Inc.(a)	3,447	1,037,961
Molson Coors Beverage Co., Class B	11,643	713,599
Mondelez International Inc., Class A	83,205	5,344,257
MongoDB Inc., Class A(a)	4,361	1,166,262
Monolithic Power Systems Inc.	3,038	1,856,248
Monster Beverage Corp.(a)	46,444	2,538,165
Moody's Corp.	10,086	5,082,739
Morgan Stanley	74,702	9,943,583
Motorola Solutions Inc.	10,152	4,469,113
MSCI Inc., Class A	4,776	2,820,276
Nasdaq Inc.	26,540	2,196,981
Natera Inc.(a)	7,758	1,207,067
NetApp Inc.	13,496	1,347,036
Netflix Inc.(a)	26,381	25,868,153
Neurocrine Biosciences Inc.(a)	5,862	695,937
Newmont Corp.	71,446	3,060,747
News Corp., Class A, NVS	24,277	694,808
NextEra Energy Inc.	127,730	8,962,814
Nike Inc., Class B	73,601	5,846,127
NiSource Inc.	28,411	1,159,453
Nordson Corp.	3,459	727,393
Norfolk Southern Corp.	13,594	3,340,725
Northern Trust Corp.	13,162	1,450,716
Northrop Grumman Corp.	8,777	4,052,692
NRG Energy Inc.	12,804	1,353,511
Nucor Corp.	14,834	2,039,230
Nutanix Inc., Class A(a)	14,871	1,143,431
Nvidia Corp.	1,514,922	189,244,056
NVR Inc.(a)	204	1,478,098
NXP Semiconductors NV	15,581	3,359,108
Occidental Petroleum Corp.	43,534	2,126,201
Okta Inc.(a)	9,999	904,810
Old Dominion Freight Line Inc.	12,055	2,127,707
Omnicom Group Inc.	12,622	1,044,597
ON Semiconductor Corp.(a)	26,947	1,267,856
ONEOK Inc.	38,208	3,835,701
Oracle Corp.	103,810	17,238,689
O'Reilly Automotive Inc.(a)	3,622	4,975,324
Otis Worldwide Corp.	24,327	2,427,348
Ovintiv Inc.	16,514	717,698
Owens Corning	5,135	790,995
PACCAR Inc.	31,782	3,408,302
Packaging Corp. of America	5,661	1,206,302
Palantir Technologies Inc., Class A(a)(b)	130,159	11,053,102
Palo Alto Networks Inc.(a)	40,592	7,729,935
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Parker-Hannifin Corp.	7,949	$5,313,986
Paychex Inc.	20,092	3,047,354
Paycom Software Inc.	3,078	675,529
PayPal Holdings Inc.(a)	59,839	4,251,561
Pentair PLC	9,687	912,515
PepsiCo Inc.	84,870	13,024,999
Pfizer Inc.	350,154	9,254,570
PG&E Corp.	135,688	2,217,142
Philip Morris International Inc.	95,525	14,833,122
Phillips 66	26,130	3,388,800
Pinterest Inc., Class A(a)	36,709	1,357,499
PNC Financial Services Group Inc. (The)	24,438	4,690,141
Pool Corp.	2,392	830,024
PPG Industries Inc.	14,050	1,590,741
PPL Corp.	46,127	1,624,132
Principal Financial Group Inc.	15,190	1,352,518
Procter & Gamble Co. (The)	145,680	25,325,011
Progressive Corp. (The)(b)	35,968	10,142,976
Prologis Inc.	56,821	7,041,258
Prudential Financial Inc.	22,004	2,532,660
PTC Inc.(a)	7,436	1,216,753
Public Service Enterprise Group Inc.	30,806	2,499,907
Public Storage	9,686	2,940,863
PulteGroup Inc.	13,692	1,414,110
Pure Storage Inc., Class A(a)	18,980	995,881
Qualcomm Inc.	68,812	10,815,182
Quanta Services Inc.	8,780	2,279,551
Quest Diagnostics Inc.	7,228	1,249,721
Raymond James Financial Inc.	12,430	1,922,548
Realty Income Corp.	52,618	3,000,805
Reddit Inc., Class A(a)	4,086	661,033
Regency Centers Corp.	11,250	862,875
Regeneron Pharmaceuticals Inc.	6,650	4,646,621
Regions Financial Corp.	56,782	1,346,301
Reliance Inc.	3,489	1,036,791
Republic Services Inc., Class A	13,635	3,231,768
ResMed Inc.	9,115	2,128,535
Revvity Inc.	7,531	844,602
Rivian Automotive Inc., Class A(a)(b)	47,987	568,166
Robinhood Markets Inc., Class A(a)	37,869	1,897,237
ROBLOX Corp., Class A(a)	29,025	1,847,151
Rockwell Automation Inc.	7,154	2,054,271
Roku Inc.(a)	7,048	588,578
Rollins Inc.	17,514	917,558
Roper Technologies Inc.	6,595	3,854,777
Ross Stores Inc.	20,894	2,931,846
Royal Caribbean Cruises Ltd.	15,801	3,888,626
Royalty Pharma PLC, Class A	25,080	843,691
RPM International Inc.	7,700	953,953
RTX Corp.	82,034	10,909,702
S&P Global Inc.	19,711	10,520,549
Salesforce Inc.	59,199	17,632,422
Samsara Inc., Class A(a)(b)	16,084	766,885
SBA Communications Corp., Class A	6,411	1,396,957
Schlumberger NV	86,965	3,622,962
Seagate Technology Holdings PLC	11,998	1,222,716
SEI Investments Co.	7,468	597,813
Sempra Energy	38,891	2,783,429
ServiceNow Inc.(a)	12,773	11,875,824
Sherwin-Williams Co. (The)	14,861	5,383,694
Simon Property Group Inc.	20,153	3,750,272
Skyworks Solutions Inc.	9,816	654,335
Security	Shares	Value
United States (continued)
Smurfit WestRock PLC	30,694	$1,598,237
Snap Inc., Class A, NVS(a)(b)	63,515	651,029
Snap-on Inc.	3,257	1,111,191
Snowflake Inc., Class A(a)	18,392	3,257,223
Solventum Corp.(a)	8,348	665,753
Southern Co. (The)	67,831	6,090,545
Southwest Airlines Co.	9,476	294,325
SS&C Technologies Holdings Inc.	14,186	1,263,263
Stanley Black & Decker Inc.	9,675	837,178
Starbucks Corp.	69,644	8,065,472
State Street Corp.	19,585	1,943,420
Steel Dynamics Inc.	9,554	1,290,459
STERIS PLC	6,415	1,406,553
Stryker Corp.	21,223	8,196,110
Sun Communities Inc.	7,912	1,077,219
Super Micro Computer Inc.(a)(b)	32,326	1,340,236
Synchrony Financial	25,529	1,549,100
Synopsys Inc.(a)	9,414	4,304,834
Sysco Corp.	30,266	2,286,294
T Rowe Price Group Inc.	13,506	1,427,854
Take-Two Interactive Software Inc.(a)	10,914	2,313,550
Targa Resources Corp.	13,126	2,647,777
Target Corp.	27,984	3,476,732
TE Connectivity PLC, NVS	18,778	2,892,375
Teledyne Technologies Inc.(a)	2,696	1,388,494
Teradyne Inc.	9,634	1,058,391
Tesla Inc.(a)	178,713	52,359,335
Texas Instruments Inc.	56,225	11,019,538
Texas Pacific Land Corp.	1,208	1,724,964
Textron Inc.	11,629	869,035
The Campbell's Co.	12,514	501,311
Thermo Fisher Scientific Inc.	23,661	12,515,723
TJX Companies Inc. (The)	69,348	8,651,856
T-Mobile U.S. Inc.	32,781	8,840,708
Toast Inc., Class A(a)	24,856	959,442
Tractor Supply Co.	33,306	1,843,487
Trade Desk Inc. (The), Class A(a)	26,872	1,889,639
Tradeweb Markets Inc., Class A	7,417	1,004,039
Trane Technologies PLC	13,738	4,859,131
TransDigm Group Inc.	3,456	4,725,043
TransUnion	11,425	1,056,013
Travelers Companies Inc. (The)	14,195	3,669,266
Trimble Inc.(a)	15,044	1,082,867
Truist Financial Corp.	80,936	3,751,384
Twilio Inc., Class A(a)	10,017	1,201,339
Tyler Technologies Inc.(a)	2,662	1,619,641
Tyson Foods Inc., Class A	17,496	1,073,205
U.S. Bancorp	96,452	4,523,599
Uber Technologies Inc.(a)	117,231	8,910,728
UDR Inc.	18,266	825,258
U-Haul Holding Co.(b)	5,212	320,799
Ulta Beauty Inc.(a)	2,982	1,092,486
Union Pacific Corp.	37,379	9,221,026
United Airlines Holdings Inc.(a)	5,086	477,118
United Parcel Service Inc., Class B	44,686	5,318,975
United Rentals Inc.	4,066	2,611,673
United Therapeutics Corp.(a)	2,697	863,175
UnitedHealth Group Inc.	56,852	27,002,426
Universal Health Services Inc., Class B	3,622	634,755
Valero Energy Corp.	20,123	2,630,680
Veeva Systems Inc., Class A(a)	9,363	2,098,623
Ventas Inc.	25,290	1,749,562
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Veralto Corp.	15,101	$1,506,476
VeriSign Inc.(a)	5,926	1,409,677
Verisk Analytics Inc., Class A	8,637	2,564,412
Verizon Communications Inc.	259,709	11,193,458
Vertex Pharmaceuticals Inc.(a)	15,914	7,635,378
Vertiv Holdings Co., Class A	22,480	2,139,422
Viatris Inc.	73,120	674,898
VICI Properties Inc., Class A	64,645	2,100,316
Visa Inc., Class A	106,979	38,802,353
Vistra Corp.	21,107	2,821,162
Vulcan Materials Co.	8,221	2,033,136
W R Berkley Corp.	19,138	1,207,225
Walgreens Boots Alliance Inc.	44,651	476,873
Walmart Inc.	273,315	26,951,592
Walt Disney Co. (The)	111,690	12,710,322
Warner Bros Discovery Inc.(a)	141,671	1,623,550
Waste Connections Inc.	15,742	2,987,202
Waste Management Inc.	24,484	5,699,386
Waters Corp.(a)	3,576	1,349,368
Watsco Inc.	1,969	993,026
WEC Energy Group Inc.	19,852	2,118,010
Wells Fargo & Co.	203,447	15,933,969
Welltower Inc.	38,033	5,838,446
West Pharmaceutical Services Inc.	4,624	1,074,340
Western Digital Corp.(a)	19,871	972,288
Westinghouse Air Brake Technologies Corp.	10,611	1,966,855
Westlake Corp.	2,963	332,745
Weyerhaeuser Co.	44,234	1,331,443
Williams Companies Inc. (The)	74,689	4,345,406
Williams-Sonoma Inc.	7,422	1,444,173
Willis Towers Watson PLC	6,102	2,072,544
Workday Inc., Class A(a)	13,030	3,431,320
WP Carey Inc.	12,897	828,116
WW Grainger Inc.	2,654	2,710,291
Wynn Resorts Ltd.	6,578	587,547
Xcel Energy Inc.	35,522	2,561,136
Xylem Inc./New York	15,174	1,986,125
Yum! Brands Inc.	17,236	2,695,193
Zebra Technologies Corp., Class A(a)	3,185	1,003,434
Zillow Group Inc., Class C (a)	10,351	793,508
Zimmer Biomet Holdings Inc.	13,016	1,357,829
Zoetis Inc.	28,160	4,709,478
Zoom Video Communications Inc., Class A(a)	14,586	1,074,988
Zscaler Inc.(a)	6,169	1,210,543
		3,224,229,321
Total Common Stocks — 99.6% (Cost: $3,367,021,605)		4,417,113,623
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,408	278,650
Security	Shares	Value
Germany (continued)
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	6,713	$394,515
Henkel AG & Co. KGaA, Preference Shares, NVS	10,367	894,377
Porsche Automobil Holding SE, Preference Shares, NVS	8,922	347,263
Sartorius AG, Preference Shares, NVS	1,568	392,930
Volkswagen AG, Preference Shares, NVS	12,291	1,325,008
		3,632,743
Total Preferred Stocks — 0.1% (Cost: $4,928,722)		3,632,743
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(e)	989	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $3,371,950,327)		4,420,746,366
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(f)(g)	36,381,080	36,399,271
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(d)(f)	7,080,000	7,080,000
Total Short-Term Securities — 1.0% (Cost: $43,479,271)		43,479,271
Total Investments — 100.7% (Cost: $3,415,429,598)		4,464,225,637
Liabilities in Excess of Other Assets — (0.7)%		(31,216,053)
Net Assets — 100.0%		$4,433,009,584

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI World ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,102,539	$20,299,202 (a)	$—	$12,247	$(14,717)	$36,399,271	36,381,080	$27,516 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,440,000	4,640,000 (a)	—	—	—	7,080,000	7,080,000	131,420	—
BlackRock Inc.	7,201,855	1,260,919	(134,699)	71,066	506,479	8,905,620	9,108	86,843	—
				$83,313	$491,762	$52,384,891		$245,779	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	4	03/13/25	$718	$(7,694)
Euro STOXX 50 Index	18	03/21/25	1,022	47,062
FTSE 100 Index	10	03/21/25	1,112	58,513
S&P 500 E-Mini Index	29	03/21/25	8,647	(185,240)
				$(87,359)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$105,575	$—	$—	$—	$105,575
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$192,934	$—	$—	$—	$192,934

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI World ETF

For the period ended February 28, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$519,336	$—	$—	$—	$519,336
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(314,002)	$—	$—	$—	$(314,002)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,594,871
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,385,597,456	$1,031,516,167	$—	$4,417,113,623
Preferred Stocks	—	3,632,743	—	3,632,743
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	43,479,271	—	—	43,479,271
	$3,429,076,727	$1,035,148,910	$—	$4,464,225,637
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$105,575	$—	$105,575
Liabilities
Equity Contracts	(185,240)	(7,694)	—	(192,934)
	$(185,240)	$97,881	$—	$(87,359)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
16

Statement of Assets and Liabilities (unaudited)
February 28, 2025

iShares MSCI World ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$4,411,840,746
Investments, at value—affiliated(c)	52,384,891
Cash	1,227
Cash pledged for futures contracts	590,000
Foreign currency collateral pledged for futures contracts	213,706
Foreign currency, at value(d)	3,404,309
Receivables:
Investments sold	18,331,370
Securities lending income—affiliated	4,386
Dividends—unaffiliated	4,939,227
Dividends—affiliated	21,735
Tax reclaims	871,681
Variation margin on futures contracts	156,384
Total assets	4,492,759,662
LIABILITIES
Collateral on securities loaned, at value	36,403,730
Payables:
Investments purchased	22,497,355
Investment advisory fees	824,408
Professional fees	24,585
Total liabilities	59,750,078
Commitments and contingent liabilities
NET ASSETS	$4,433,009,584
NET ASSETS CONSIST OF
Paid-in capital	$3,457,972,841
Accumulated earnings	975,036,743
NET ASSETS	$4,433,009,584
NET ASSET VALUE
Shares outstanding	27,700,000
Net asset value	$160.04
Shares authorized	500 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$3,365,147,791
(b) Securities loaned, at value	$35,404,422
(c) Investments, at cost—affiliated	$50,281,807
(d) Foreign currency, at cost	$3,419,364
See notes to financial statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended February 28, 2025

iShares MSCI World ETF
INVESTMENT INCOME
Dividends—unaffiliated	$30,882,059
Dividends—affiliated	218,263
Interest—unaffiliated	17,863
Securities lending income—affiliated—net	27,516
Other income—unaffiliated	7,278
Foreign taxes withheld	(975,936)
Foreign withholding tax claims	389,552
Total investment income	30,566,595
EXPENSES
Investment advisory	4,988,811
Professional	59,253
Total expenses	5,048,064
Net investment income	25,518,531
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(15,330,907)
Investments—affiliated	12,247
Foreign currency transactions	(183,961)
Futures contracts	519,336
In-kind redemptions—unaffiliated(a)	33,748,871
In-kind redemptions—affiliated	71,066
18,836,652
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	136,385,552
Investments—affiliated	491,762
Foreign currency translations	(133,066)
Futures contracts	(314,002)
136,430,246
Net realized and unrealized gain	155,266,898
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$180,785,429
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statement of Operations
18

Statements of Changes in Net Assets

	iShares MSCI World ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$25,518,531	$50,855,180
Net realized gain (loss)	18,836,652	(16,352,758)
Net change in unrealized appreciation (depreciation)	136,430,246	680,335,093
Net increase in net assets resulting from operations	180,785,429	714,837,515
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(30,758,941)(b)	(52,687,627)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	569,401,375	339,125,750
NET ASSETS
Total increase in net assets	719,427,863	1,001,275,638
Beginning of period	3,713,581,721	2,712,306,083
End of period	$4,433,009,584	$3,713,581,721

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI World ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$154.09	$125.57	$110.19	$131.92	$103.07	$89.79
Net investment income(a)	0.96 (b)	2.22	2.16	2.19	1.84	1.76
Net realized and unrealized gain (loss)(c)	6.09	28.58	15.22	(21.88)	28.80	13.35
Net increase (decrease) from investment operations	7.05	30.80	17.38	(19.69)	30.64	15.11
Distributions from net investment income(d)	(1.10)(e)	(2.28)	(2.00)	(2.04)	(1.79)	(1.83)
Net asset value, end of period	$160.04	$154.09	$125.57	$110.19	$131.92	$103.07
Total Return(f)
Based on net asset value	4.58%(b)(g)	24.75%	15.90%	(15.07)%(b)	29.94%	17.04%
Ratios to Average Net Assets(h)
Total expenses	0.24%(i)	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	1.23%(b)(i)	1.62%	1.87%	1.78%	1.58%	1.90%
Supplemental Data
Net assets, end of period (000)	$4,433,010	$3,713,582	$2,712,306	$2,126,700	$1,569,839	$948,247
Portfolio turnover rate(j)	1%	2%	3%	5%	5%	7%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 28,
2025 and for the year ended August 31, 2022 respectively:
• Net investment income per share by $0.01.
• Total return by 0.01% and 0.01% respectively.
• Ratio of net investment income to average net assets by 0.2%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
MSCI World	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting:  The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Company (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund's as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI World
Barclays Bank PLC	$2,604	$(2,604)	$—	$—
BNP Paribas SA	18,577	(18,577)	—	—
BofA Securities, Inc.	16,423,081	(16,423,081)	—	—
Citigroup Global Markets, Inc.	1,013,361	(1,013,361)	—	—
Goldman Sachs & Co. LLC	1,286,415	(1,286,415)	—	—
J.P. Morgan Securities LLC	3,205,284	(3,113,666)	—	91,618(b)
Morgan Stanley	2,147,691	(2,147,691)	—	—
SG Americas Securities LLC	10,041,456	(10,041,456)	—	—
State Street Bank & Trust Co.	14,384	(14,384)	—	—
Toronto-Dominion Bank	119,200	(119,200)	—	—
UBS AG	472,437	(472,437)	—	—
Wells Fargo Bank N.A.	659,932	(659,932)	—	—
	$35,404,422	$(35,312,804)	$—	$91,618

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of February 28, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

23
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.24%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, the Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended February 28, 2025, the Fund paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI World	$10,500
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2025, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI World	$8,724,430	$16,184,974	$(6,150,472)
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI World	$70,476,797	$40,564,785
For the six months ended February 28, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI World	$596,985,144	$64,436,701
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of August 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI World	$(90,134,265)
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI World	$3,425,886,677	$1,205,362,571	$(167,110,970)	$1,038,251,601
9. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/25		Year Ended 08/31/24
iShares ETF	Shares	Amount	Shares	Amount
MSCI World
Shares sold	4,000,000	$634,153,402	2,500,000	$339,125,750
Shares redeemed	(400,000)	(64,752,027)	—	—
	3,600,000	$569,401,375	2,500,000	$339,125,750
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of February 28, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
28

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
30

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI Russia ETF | ERUS |

2

Schedule of Investments (unaudited)
February 28, 2025
iShares® MSCI Russia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 0.5%
Sberbank of Russia PJSC(a)(b)	18,835,860	$2,108
TCS Group Holding PLC, GDR(a)(b)	289,152	32
VTB Bank PJSC(a)(b)	1,661,569	—
		2,140
Broadline Retail — 0.0%
Ozon Holdings PLC, ADR(a)(b)	106,824	12
Capital Markets — 0.1%
Moscow Exchange MICEX-RTS PJSC(a)(b)	4,737,800	530
Chemicals — 0.0%
PhosAgro PJSC, New(a)(b)	2,875	29
PhosAgro PJSC, GDR(a)(b)	2	—
		29
Consumer Staples Distribution & Retail — 0.0%
X5 Retail Group NV, GDR(a)(b)	374,475	42
Interactive Media & Services — 0.0%
VK Co. Ltd.(a)(b)	393,252	44
Metals & Mining — 0.4%
Alrosa PJSC(a)(b)	7,486,250	838
Polyus PJSC(a)(b)	89,129	10
Severstal PAO(a)(b)	604,068	67
United Co. RUSAL International PJSC(a)(b)	5,811,330	650
		1,565
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
Rosneft Oil Co. PJSC(a)(b)	2,566,222	$287
Wireless Telecommunication Services — 0.1%
Mobile TeleSystems PJSC(a)(b)	2,776,444	311
Total Long-Term Investments — 1.2% (Cost: $170,608,491)		4,960
Short-Term Securities
Money Market Funds — 96.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	420,000	420,000
Total Short-Term Securities — 96.4% (Cost: $420,000)		420,000
Total Investments — 97.6% (Cost: $171,028,491)		424,960
Other Assets Less Liabilities — 2.4%		10,613
Net Assets — 100.0%		$435,573

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$490,000	$—	$(70,000)(a)	$—	$—	$420,000	420,000	$202,509	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$—	$4,960	$4,960
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares® MSCI Russia ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$420,000	$—	$—	$420,000
	$420,000	$—	$4,960	$424,960
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets:
Opening balance, as of August 31, 2024	$26,282	$2,399	$28,681
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	(198,705,002)	(9,331,137)	(208,036,139)
Net change in unrealized appreciation (depreciation)(a)(b)	259,180,013	11,911,363	271,091,376
Purchases	—	—	—
Sales	(60,496,333)	(2,582,625)	(63,078,958)
Closing balance, as of February 28, 2025	$4,960	—	$4,960
Net change in unrealized appreciation (depreciation) on investment still held at February 28, 2025	$70	—	$70
(a) Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

See notes to financial statements.
Schedule of Investments
4

Statement of Assets and Liabilities (unaudited)
February 28, 2025

iShares MSCI Russia ETF
ASSETS
Investments, at value—unaffiliated(a)	$4,960
Investments, at value—affiliated(b)	420,000
Cash	8,939
Foreign currency, at value(c)	278
Receivables:
Dividends—affiliated	1,396
Total assets	435,573
Commitments and contingent liabilities
NET ASSETS	$435,573
NET ASSETS CONSIST OF
Paid-in capital	$606,656,063
Accumulated loss	(606,220,490)
NET ASSETS	$435,573
NET ASSET VALUE
Shares outstanding	13,750,000
Net asset value	$0.03
Shares authorized	1 billion
Par value	$0.001
(a) Investments, at cost—unaffiliated	$170,608,491
(b) Investments, at cost—affiliated	$420,000
(c) Foreign currency, at cost	$272
See notes to financial statements.
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended February 28, 2025

iShares MSCI Russia ETF
INVESTMENT INCOME
Dividends—affiliated	$202,509
Interest—unaffiliated	3,956
Total investment income	206,465
EXPENSES
Investment advisory	23,809
Total expenses	23,809
Less:
Investment advisory fees waived	(23,809)
Total expenses after fees waived	—
Net investment income	206,465
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(223,522,146)
(223,522,146)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	271,091,376
Foreign currency translations	(18)
271,091,358
Net realized and unrealized gain	47,569,212
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,775,677
See notes to financial statements.
Statement of Operations
6

Statements of Changes in Net Assets

	iShares MSCI Russia ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$206,465	$90,470
Net realized loss	(223,522,146)	(15,739,747)
Net change in unrealized appreciation (depreciation)	271,091,358	23,728,582
Net increase in net assets resulting from operations	47,775,677	8,079,305
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	—	(90,470)
Liquidating distribution	(47,870,006)	(7,947,037)
Decrease in net assets resulting from distributions to shareholders	(47,870,006)	(8,037,507)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	—
NET ASSETS
Total increase (decrease) in net assets	(94,329)	41,798
Beginning of period	529,902	488,104
End of period	$435,573	$529,902

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Statement of Cash Flows (unaudited)
Six Months Ended February 28, 2025

iShares MSCI Russia ETF
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$47,775,677
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments(a)	47,592,951
Net proceeds from sales of short-term securities	70,000
Net realized (gain) loss on investments	223,522,146
Net change in unrealized (appreciation) depreciation on investments	(271,091,376)
(Increase) decrease in assets:
Receivables:
Dividends—affiliated	796
Net cash provided by operating activities	47,870,194
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash distributions paid to shareholders	(47,870,006)
Net cash used for financing activities	(47,870,006)
CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	$188
Restricted and unrestricted cash and foreign currency at beginning of period	9,029
Restricted and unrestricted cash and foreign currency at end of period	$9,217
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$8,939
Foreign currency, at value	278
$9,217

(a)	Excludes in-kind transactions, if any.
See notes to financial statements.
Statements of Changes in Net Assets
8

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Russia ETF
	Six Months Ended 02/28/25 (unaudited)	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20
Net asset value, beginning of period	$0.04	$0.04	$0.04	$45.29	$34.87	$37.81
Net investment income(a)	0.02	0.01	0.00 (b)	0.86	2.05	1.87
Net realized and unrealized gain (loss)	3.45	0.57	(0.00)(b)	(44.38)(c)	10.24 (c)	(1.99)(c)
Net increase (decrease) from investment operations	3.47	0.58	0.00 (b)	(43.52)	12.29	(0.12)
Distributions(d)
From net investment income	—	(0.01)	—	(1.70)	(1.87)	(2.82)
Liquidating distribution	(3.48)(e)	(0.57)	—	(0.03)	—	—
Total distributions	(3.48)	(0.58)	—	(1.73)	(1.87)	(2.82)
Net asset value, end of period	$0.03	$0.04	$0.04	$0.04	$45.29	$34.87
Total Return(f)
Based on net asset value	143,820.62%(g)(h)	8,908.28%(h)	0.64%	(99.85)%	36.07%	(1.28)%
Ratios to Average Net Assets(i)
Total expenses	0.59%(j)	0.59%	0.59%	0.58%	0.57%	0.59%
Total expenses after fees waived(k)	0.00%(j)	0.00%	0.00%	0.50%	0.57%	0.59%
Net investment income	5.12%(j)	5.33%	3.94%	4.01%	5.26%	4.97%
Supplemental Data
Net assets, end of period (000)	$436	$530	$488	$485	$586,497	$467,203
Portfolio turnover rate(l)	0%	0%	0%	7%	25%	30%
(a) Based on average shares outstanding.
(b) Rounds to less than $0.01.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at a nominal value consistent with other local Russian equities and Russian exposed ADR and GDR securities. See Plan of Liquidation section in the Notes to the Financial Statements for more information.

(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Effective March 3, 2022, BFA implemented a voluntary waiver of its investment advisory fee for the Fund which was applied to management fees starting with February 1, 2022 for the year ended August 31, 2022,  August 31, 2023, August 31, 2024 and six months ended February 28, 2025.

(l) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
MSCI Russia	Non-diversified
2. PLAN OF LIQUIDATION
Russia launched a large-scale invasion of Ukraine on February 24, 2022, creating circumstances that have significantly impacted the Fund's operations. The United States, and many other countries, imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, including banning Russia from global payment systems that facilitate cross-border payments. In response, the Russian government imposed capital controls to restrict movements of capital from entering and exiting the country and has closed trading sessions for local Russian equities to non-residents. In addition, trading of depository receipts for Russian-based companies halted on primary trading platforms subsequent to Russia’s invasion.
The consequences of Russia's invasion and unprecedented market and policy responses of various governments and regulators precipitated the absence of a functioning or orderly market to facilitate the liquidation and repatriation of securities for any Russian-based company held by the Fund. As a result, the fair value of Russian securities and currency experienced significant declines.
Additionally, from February 24, 2022 through August 2022, the following events occurred: (i) the Fund suspended new creations of its shares; (ii) NYSE Arca, Inc. announced a trading halt of the Fund; (iii) BFA wrote down the value of all Russian equity securities to a nominal investment value; (iv) BFA implemented a voluntary waiver of its investment advisory fee for the Fund; (v) Russia signed into law a requirement of Russian issuers to terminate deposit agreements related to their depository receipt program, with holders receiving local shares of most Russian issuers in place of the depository receipts; (vi) the Fund was removed as a borrower from the line of credit facility as the trading halt by NYSE Arca, Inc. resulted in technical default under the Syndicated Credit Agreement; (vii) the Fund’s underlying index, the MSCI Russia 25/50 Index, was discontinued by the index provider, (viii) the Fund suspended redemptions pursuant to an order of the SEC; (ix) NYSE Arca, Inc. delisted the Fund.
On June 15, 2022, the Board unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the SEC, due to the discontinuation of the MSCI Russia 25/50 Index and ongoing restrictions relating to Russian securities. On August 3, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund.  On August 17, 2022, the Fund made an initial liquidating distribution to shareholders of available cash, less a reserve estimated to meet the Fund’s expected transaction costs associated with the liquidation.
During the period, the Fund was able to dispose of certain Russian investments in accordance with applicable sanctions laws. The Fund made liquidating distributions to shareholders of available cash, less a reserve estimated to the meet the Fund's expected transaction costs associated with the liquidation.
On December 11, 2024, the Board unanimously voted to continue to have the Fund managed pursuant to the plan of liquidation through December 31, 2025 (absent significant market developments), to allow the Fund to sell its securities, if conditions permit. There are no assurances that the securities will become liquid during that time. If the Fund's Russian securities have not been sold or are unable to be converted as of the date the Fund is terminated, the Fund's remaining portfolio assets will be permanently written off, in each case as determined by BFA and approved by the Board. The Fund may be terminated sooner if all of the Russian securities have been sold before that date (or they cease to represent valid interests in their issuers). While the Fund is in the process of liquidating its portfolio, the Fund will hold cash and securities that may not be consistent with the Fund's investment objective and prior investment strategies. As a result of the delisting by NYSE Arca, Inc. the Fund is no longer considered an exchange-traded fund.
3. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is
Notes to Financial Statements
10

Notes to Financial Statements (unaudited) (continued)
recognized daily on an accrual basis. Certain Russian securities held by the Fund declared dividends during the period, however there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not accrued any investment income associated with these Russian securities.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. On November 1, 2024 and December 17, 2024, the Fund made a liquidating distribution to shareholders of available cash, less a reserve estimated to the meet the Fund's expected transaction costs associated with the liquidation.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting:  The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund's investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement, war or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
During the period, the Valuation Committee determined that the local Russian equities and Russian exposed ADR and GDR securities did not have a market for which the Fund could transact and deemed them illiquid.  As of February 28, 2025, the securities are being fair valued at a nominal value using a discount of 99% or higher due to illiquidity and uncertainty measures.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275
Expense Waivers: Effective March 3, 2022, BFA implemented a voluntary waiver of its investment advisory fee for the Fund, which was applied to management fees for the six months ended February 28, 2025.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended February 28, 2025, the amount waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
MSCI Russia	$23,809
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Notes to Financial Statements
12

Notes to Financial Statements (unaudited) (continued)
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended February 28, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Sales
MSCI Russia	$47,592,951
There were no in-kind transactions for the six months ended February 28, 2025.
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2025, inclusive of the open tax return years,and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of August 31, 2024, the Fund had non-expiring capital loss carryforwards of $151,792,207 available to offset future realized capital gains.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Russia	$183,667,562	$—	$(183,242,602)	$(183,242,602)
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Fund invests a significant portion of its assets in securities of issuers located in Russia or with significant exposure to Russian issuers or countries. Russia launched a large-scale invasion of Ukraine on February 24, 2022. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. Jurisdictions have instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in Russia's stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but have been, and may continue to be, significant. Any such disruptions caused by the Russian military action or any response to such activity from the international community may negatively impact Russia's economy and Russian issuers of securities in which the Fund invests.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
9. CAPITAL SHARE TRANSACTIONS
On March 1, 2022, the Fund suspended new creations of its shares. On August 3, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund. Refer to Note 2 for more information.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
14

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Glossary of Terms Used in this Report
16

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Jessica Tan

Jessica Tan

President (principal executive officer) of

iShares, Inc.

Date: April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jessica Tan

Jessica Tan

President (principal executive officer) of

iShares, Inc.

Date: April 22, 2025

By: /s/ Trent Walker

Trent Walker

Treasurer and Chief Financial Officer (principal financial officer) of

iShares, Inc.

Date: April 22, 2025